UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-135650
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 18	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-05701
Amendment No. 68	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Robert W. Horner III, Vice President Corporate Governance and Secretary,
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2015

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□	immediately upon filing pursuant to paragraph (b)
☑	on May 1, 2015 pursuant to paragraph (b)
□	60 days after filing pursuant to paragraph (a)(1)
□	on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

America's marketFLEX® II Annuity
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 54. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	AllianceBernstein Variable Products Series Fund, Inc.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
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•	Credit Suisse Trust
•	Direxion Insurance Trust
•	Dreyfus Investment Portfolios
•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Guggenheim Variable Funds Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	Pioneer Variable Contracts Trust
•	ProFunds
•	Rydex Variable Trust
•	The Merger Fund VL
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
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Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
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Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts.	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Charge	0.35%
Total Variable Account Charges (including this option only)	1.60%
Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

No CDSC Option ("C Schedule Option") Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
Death Benefit Options (an applicant may purchase one)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Total Variable Account Charges (including this option only)	1.55%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.45%
Extra Value Options[4] (an applicant may purchase one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.80%
iFLEX Option Charge (no longer available for election)	0.60% [5]
Total Variable Account Charges (including this option only)	1.85%

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
C Schedule Option Charge	0.40%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
4% Extra Value Option Charge	0.55%
iFLEX Option Charge	0.60%
Maximum Possible Total Variable Account Charges	3.10%

[1]	Nationwide will assess a loan processing fee at the time each new loan is processed.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
[5]	Currently, the Variable Account charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.32%	9.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (9.43%)	$2,016	$4,134	$5,889	$9,242	*	$3,634	$5,589	$9,242	$1,316	$3,634	$5,589	$9,242
Minimum Total Underlying Mutual Fund Operating Expenses (0.32%)	$1,059	$1,593	$2,147	$3,827	*	$1,093	$1,847	$3,827	$ 359	$1,093	$1,847	$3,827
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets.
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Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election. Investment restrictions apply. If the applicant elects the iFLEX Option, Nationwide will deduct an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge for the iFLEX Option is an annualized rate of 0.40% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
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Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
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In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
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Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
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This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (4 years if the L Schedule Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
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Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
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(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years.
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Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of 7 Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
•	If the withdrawal is not subject to a CDSC (or would not be subject to a CDSC under the B Schedule CDSC schedule);
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after 7 Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of 7 Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of 7 Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule CDSC schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election.
The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application. For most contracts, the determining life is that of the primary Contract Owner designated on the application. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant. The determining life may not be changed.
In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets. Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner's election to invoke a Reset Opportunity, as discussed herein.
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Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of Sub-Accounts available under the contract. The Contract Owner may reallocate the Contract Value among the available Sub-Accounts in accordance with the Transfers Prior to Annuitization provision.
Currently, subsequent purchase payments are permitted under the iFLEX Option. However, Nationwide reserves the right to limit subsequent payments in the future.
The iFLEX Option (including all the charges, benefits, and conditions) terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life). The benefits associated with the iFLEX Option will not continue with a joint owner.
Electing the Form of the Benefit
The Contract Owner determines the form of the benefit by deciding when to take the first withdrawal.
•	If the Contract Owner takes the first withdrawal before the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.
•	If the Contract Owner takes the first withdrawal on or after the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.
•	Once the first withdrawal is taken, the form of the benefit may not be changed or revoked.
Immediate Withdrawal Benefit
The Immediate Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.
At the time of the first withdrawal, the immediate withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal; and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Immediate Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the immediate withdrawal benefit base without reducing the immediate withdrawal benefit base until the "remaining immediate withdrawal amount" is depleted. The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first withdrawal. It is reduced with each withdrawal and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit. Although these withdrawals do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Each withdrawal taken under the Immediate Withdrawal Benefit that is not an excess withdrawal (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis. Any portion of the Immediate Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
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Once the remaining immediate withdrawal amount reaches $0, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take withdrawals under the iFLEX Option.
Note: Even if the remaining immediate withdrawal amount equals $0, there may still be Contract Value in the contract. If so, the Contract Owner may take withdrawals outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.
In contrast, if the Contract Value reaches $0 before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is $0. No additional purchase payments will be accepted and no withdrawals in excess of 5% of the immediate withdrawal benefit base will be permitted. Once the remaining immediate withdrawal amount reaches $0 (and the Contract Value is $0), the contract will automatically terminate.
Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime, regardless of Contract Value. This lifetime income stream is distinct from the annuitization phase of the contract.
At the time of the first withdrawal, the guaranteed lifetime withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal, and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the guaranteed lifetime withdrawal benefit base without reducing the guaranteed lifetime withdrawal benefit base until the earlier of the determining life's death or annuitization, even after the Contract Value falls to $0. Although these withdrawals do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the Contract Value equals $0, the Contract Owner cannot take excess withdrawals, but can continue to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime. No additional purchase payments will be permitted.
Impact of Excess Withdrawals
The Contract Owner may take withdrawals in excess of 5% of the applicable benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years. If the Contract Owner takes an excess withdrawal, the applicable benefit base will be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the 5% benefit amount; or
(2)	a proportion based on the ratio of the dollar amount of the withdrawal in excess of the 5% benefit amount to the Contract Value (after the withdrawal of the 5% benefit amount), multiplied by the applicable benefit base.
In situations where the Contract Value exceeds the applicable benefit base, excess withdrawals will typically result in a dollar amount reduction to the applicable benefit base. In situations where the Contract Value is less than the applicable benefit base, excess withdrawals will typically result in a proportional reduction to the lifetime applicable benefit base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take excess withdrawals.
Purchase Payments After the First Withdrawal
Purchase payments made after the first withdrawal are permitted, provided that the Contract Value is greater than $0. Once the Contract Value reaches $0 after the first withdrawal has been taken under the iFLEX Option, no further purchase payments will be permitted.
These post-withdrawal purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity.
Reset Opportunities
Every five years, starting with the 10th Contract Anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value. In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value. In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.
Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity. If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option. If Nationwide does not receive a Contract Owner's election to invoke the Reset Opportunity within 60 days after the applicable Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.
Taxation of withdrawals under the iFLEX Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a tax advisor.
Minimum Required Distributions
Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in withdrawals that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
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The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
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Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to
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the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less
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than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits and PPCs) allocated to the Sub-Accounts plus any amount held in the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Direxion Insurance Trust - Dynamic VP HY Bond Fund
•	Guggenheim Variable Fund - CLS Global Diversified Equity Fund
•	Guggenheim Variable Fund - CLS Global Growth Fund
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•	Guggenheim Variable Fund - CLS Growth and Income Fund
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
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•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
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•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
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•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	Rydex Variable Trust - Commodities Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
•	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
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Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Fund and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
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Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
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Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
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•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
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Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
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Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
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Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static portfolio. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner's Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee.
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For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
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Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
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Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
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The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.25% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
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Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-135650
54

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B (formerly, AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein VPS Balanced Wealth Strategy Portfolio: Class B)

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	To maximize total return consistent with the Adviser's determination of reasonable risk.
Designation: LTF
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek to provide total return.
Designation: FF, LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index (the "Index").
Designation: LTF
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index ("the Index").
Designation: LTF
Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
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Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Money Management, Inc., Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High total return.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Templeton Services, LLC
Investment Objective:	Capital appreciation with income as a secondary goal.
Designation: FF, LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
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Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return comprised of income and capital appreciation.
Guggenheim Variable Fund - CLS Global Diversified Equity Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Amerigo)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
Guggenheim Variable Fund - CLS Growth and Income Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Clermont)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - CLS Global Growth Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Select Allocation)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
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Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Series M seeks to provide total return, comprised of current income and capital appreciation.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective April 26, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Designation: LTF
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
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Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
62

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
63

Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Designation: LTF
Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Lazard Asset Management LLC, Levin Capital Strategies, L.P., Loeb Arbitrage Management LP, SLS Management, LLC, Sound Point Capital Management, L.P., Visium Asset Management, LP
Investment Objective:	The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
Investment Advisor:	Monte Capital Group, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
64

PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Long-term growth of capital.
Designation: LTF
65

Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Pioneer Investment Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation. Normally, the portfolio invests at least 80% of its total assets in below investment grade (high yield) debt securities and preferred stocks.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
66

ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
Designation: ATF
ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
67

ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Short International

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Short NASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
68

ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF
69

Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
70

Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
71

Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
72

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund

This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
73

The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF
74

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.680760	12.354819	5.77%	43,222
2013	10.173133	11.680760	14.82%	54,240
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.369734	11.459834	10.51%	71,512
2013*	10.000000	10.369734	3.70%	7,711
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.199626	10.404486	2.01%	128,767
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.162796	20.178357	11.10%	52,013
2013	13.541764	18.162796	34.12%	31,338
2012	11.951482	13.541764	13.31%	24,242
2011	11.737408	11.951482	1.82%	26,965
2010	10.412815	11.737408	12.72%	21,579
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.914198	22.237507	11.67%	76,075
2013	15.309116	19.914198	30.08%	64,970
2012	13.531097	15.309116	13.14%	28,416
2011	13.564420	13.531097	-0.25%	23,883
2010	12.110444	13.564420	12.01%	26,147
75

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.490856	11.560888	0.61%	32,475
2013*	10.000000	11.490856	14.91%	7,845
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.403097	12.484725	0.66%	186,180
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.754592	7.174432	-18.05%	14,577
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.177046	-8.23%	1,172
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.351788	13.52%	5,493
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.772293	10.626389	-1.35%	2,112
2013	10.494449	10.772293	2.65%	7,426
2012*	10.000000	10.494449	4.94%	779,188
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.893224	8.93%	7,942
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.486829	11.971485	4.22%	12,091
2013	10.085220	11.486829	13.90%	8,452
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.106581	14.327004	1.56%	43,296
2013	11.541588	14.106581	22.22%	48,565
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.556200	10.905411	3.31%	111,603
2013*	10.000000	10.556200	5.56%	20,032
76

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.431155	11.932657	4.39%	38,672
2013*	10.000000	11.431155	14.31%	24,162
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.266775	10.538446	2.65%	711
2013*	10.000000	10.266775	2.67%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.401581	12.671706	2.18%	131,390
2013	10.174273	12.401581	21.89%	45,491
2012	9.061351	10.174273	12.28%	33,115
2011	9.898470	9.061351	-8.46%	30,251
2010	8.706017	9.898470	13.70%	30,337
2009	6.324103	8.706017	37.66%	0
2008	11.253212	6.324103	-43.80%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.428142	11.601241	1.51%	107,695
2013	9.745667	11.428142	17.26%	63,025
2012	8.779256	9.745667	11.01%	26,990
2011	9.280944	8.779256	-5.41%	25,926
2010	8.262290	9.280944	12.33%	25,983
2009	6.161401	8.262290	34.10%	7,012
2008	10.783086	6.161401	-42.86%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.284974	11.344498	0.53%	102,433
2013	10.373294	11.284974	8.79%	41,778
2012	9.482023	10.373294	9.40%	42,791
2011	9.628479	9.482023	-1.52%	14,228
2010	8.785157	9.628479	9.60%	14,249
2009	7.257467	8.785157	21.05%	564
2008	10.510160	7.257467	-30.95%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.037178	7.788969	10.68%	20,939
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0
77

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.405463	14.622977	1.51%	30,262
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.040593	9.343568	3.35%	117,404
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.166268	10.278224	1.10%	45,195
2013*	10.000000	10.166268	1.66%	33,449
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.062523	10.468236	4.03%	10,560
2013*	10.000000	10.062523	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.007397	10.446608	4.39%	43,148
2013*	10.000000	10.007397	0.07%	7,940
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.917120	13.019547	-6.45%	360,713
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.846146	9.272185	-5.83%	45,077
2013*	10.000000	9.846146	-1.54%	5,817
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.021274	9.746633	-2.74%	14,415
2013*	10.000000	10.021274	0.21%	277,944
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.954842	11.277393	2.94%	20,208
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
78

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.818025	12.958901	9.65%	13,949
2013*	10.000000	11.818025	18.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.979220	13.456616	3.68%	174,478
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.848213	-1.52%	31,144
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.237909	2.38%	949
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.817842	12.035240	1.84%	20,052
2013*	10.000000	11.817842	18.18%	11,618
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.551874	11.619545	0.59%	187,798
2013*	10.000000	11.551874	15.52%	64,455
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.570643	15.035544	3.19%	43,330
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.672426	13.051808	2.99%	428,357
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.572298	14.032228	3.39%	96,597
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
79

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.335826	11.567627	2.04%	51,373
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.282102	10.383061	0.98%	1,726
2013*	10.000000	10.282102	2.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.354127	10.328324	-0.25%	1,933
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.107676	13.535368	3.26%	198,653
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.934988	14.388537	3.25%	20,155
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.240880	12.581324	2.78%	50,596
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.502744	10.877751	3.57%	80,608
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.660732	-3.39%	21,876
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.747671	-2.52%	1,956
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.244010	2.44%	2,772
80

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.169411	1.69%	40,795
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.357020	3.57%	64,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.260150	2.60%	17,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.337020	3.37%	41,532
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.164268	1.64%	67,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.261313	10.381896	1.18%	7,045
2013*	10.000000	10.261313	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.326164	10.373874	0.46%	3,096
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.324439	3.24%	36,708
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.327810	3.28%	37,037
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.255320	2.55%	133,169
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.502769	9.383987	-1.25%	1,862,218
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.582613	9.830330	2.59%	36,438
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.580571	13.229489	-2.59%	19,401
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
81

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.013189	-9.87%	32,882
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.678914	17.054188	8.77%	16,505
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.752946	16.060827	8.87%	56,164
2013	11.064155	14.752946	33.34%	9,887
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.428588	16.826691	2.42%	23,802
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.020564	18.512921	15.56%	85,493
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.045302	10.45%	17,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.750518	7.51%	66,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.430214	4.30%	16,103
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.895671	8.96%	24,915
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.323793	11.841129	27.00%	87,625
2013*	10.000000	9.323793	-6.76%	4,324
82

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.064361	9.987646	-0.76%	104,960
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.134311	9.978018	-1.54%	19,872
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.668340	9.681351	0.13%	257,995
2013*	10.000000	9.668340	-3.32%	70,032
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.884762	10.497175	6.20%	28,685
2013	9.632538	9.884762	2.62%	34,474
2012*	10.000000	9.632538	-3.67%	18,536
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.555764	10.311642	-2.31%	160,884
2013	10.219045	10.555764	3.30%	158,963
2012*	10.000000	10.219045	2.19%	82,899
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.433510	11.522727	0.78%	37,467
2013*	10.000000	11.433510	14.34%	11,953
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.690441	10.604823	-0.80%	38,087
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.785130	7.863515	-19.64%	34,277
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.872733	11.889004	0.14%	56,814
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597
83

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.183910	11.077350	-0.95%	10,510
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.011131	11.108203	0.88%	95,191
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.705155	12.951934	1.94%	132,105
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.110297	10.058619	-0.51%	124,701
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.466187	10.766092	2.87%	112,265
2013	10.820820	10.466187	-3.28%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.933184	10.097727	1.66%	46,794
2013*	10.000000	9.933184	-0.67%	18,108
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.002739	7.752323	-13.89%	18,010
2013	9.320906	9.002739	-3.41%	18,281
2012	8.453550	9.320906	10.26%	18,842
2011	11.206950	8.453550	-24.57%	22,274
2010*	10.000000	11.206950	12.07%	25,202
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.211999	13.008214	-1.54%	6,191
2013	11.966523	13.211999	10.41%	6,371
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318
84

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.530905	13.674324	1.06%	69,057
2013	12.454443	13.530905	8.64%	1,160,022
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.382122	10.091530	-2.80%	27,713
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
2014	12.957383	14.123145	9.00%	684
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.674735	9.714915	0.42%	32,437
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2014	4.825627	4.086323	-15.32%	14,776
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.621039	27.697732	28.11%	104,347
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2014	14.763642	16.251086	10.08%	51,815
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.733027	14.948331	8.85%	175,966
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
85

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.053860	17.828651	11.06%	193,728
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.495056	8.101933	-4.63%	41,856
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.191388	11.900055	-9.79%	3,581
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.297724	14.827703	11.51%	14,091
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.368612	18.773194	22.15%	85,744
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.630384	14.210737	4.26%	24,976
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.416614	11.267233	-9.26%	25,605
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
2014	14.990886	14.969558	-0.14%	34,097
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
86

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Japan - Q/NQ
2014	12.764284	13.011370	1.94%	33,869
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.436007	18.990702	15.54%	110,948
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.920799	12.252854	-11.98%	56,258
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.929052	17.596575	17.87%	29,036
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.284597	3.221229	-24.82%	50,905
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.611529	13.100424	23.45%	53,012
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.746453	3.957514	-31.13%	18,930
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.994275	14.605695	32.85%	137,470
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
87

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.707453	7.388149	-4.14%	0
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.280917	5.360901	1.51%	754
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.288317	3.413920	-20.39%	11,911
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
2014	12.495670	14.574806	16.64%	26,424
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.124334	12.040526	-0.69%	6,046
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.895022	16.021188	34.69%	6,389
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.945404	34.803533	34.14%	17,850
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
88

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.841184	1.168103	-36.56%	30,565
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.972472	14.883110	24.31%	46,466
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.396726	8.575244	2.13%	19,015
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.772079	22.079088	-3.04%	14,352
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	23.110700	30.283486	31.04%	36,113
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.706511	3.066949	-34.84%	70,056
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
89

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	26.213159	29.153979	11.22%	43,653
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.735984	20.457199	15.34%	86,284
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.270947	11.328273	22.19%	9,324
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
2014	27.302980	21.940070	-19.64%	45,200
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.709756	21.428010	-30.22%	34,245
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
90

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.317185	10.643826	-13.59%	916
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.709528	11.906022	11.17%	64,336
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.714082	20.896126	32.98%	31,625
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.680633	24.219261	23.06%	107,415
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - Internet Fund - Q/NQ
2014	27.240071	27.425862	0.68%	5,204
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
91

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.117053	0.862988	-22.74%	162,487
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.145805	3.074079	-25.85%	52,110
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.404356	2.099848	-12.66%	30,876
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.411100	1.133854	-19.65%	22,908
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.161065	1.945224	-9.99%	118,959
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
92

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.799495	2.364902	-15.52%	42,331
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.495231	11.272915	-16.47%	1,423
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	26.312112	27.928473	6.14%	7,427
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	31.845949	35.201099	10.54%	5,578
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.379383	31.531452	34.87%	306,969
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
93

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.894295	27.712194	15.98%	48,780
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.577812	19.413417	17.10%	20,383
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.447742	10.159721	-18.38%	67,127
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.540600	23.350273	19.50%	49,175
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	24.254956	26.025016	7.30%	4,022
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
94

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.821641	26.592209	2.98%	5,328
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.540638	19.129960	23.10%	519,397
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.232194	20.240435	11.01%	330,892
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.564984	20.339187	9.56%	262,296
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.580741	23.896604	-2.78%	78,321
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
95

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	19.092039	20.121011	5.39%	39,994
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.925343	20.663681	-1.25%	69,918
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.365207	18.373675	0.05%	85,406
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.470496	6.640925	21.40%	39,121
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.992608	19.589840	8.88%	20,896
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
96

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.991633	9.111462	1.33%	14,721
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.727992	29.986697	21.27%	15,201
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.708881	16.636749	21.36%	85,092
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.092529	7.782247	-22.89%	5,612
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.054902	10.065685	0.11%	12,138
2013*	10.000000	10.054902	0.55%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.822841	10.996468	1.60%	35,204
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.614770	6.15%	35,848
97

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.790892	12.132028	12.43%	30,767
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.410034	11.492315	0.72%	21,224
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.576641	6.851397	-20.12%	68,386
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.976947	9.747171	-2.30%	69,557
2013	9.617585	9.976947	3.74%	68,173
2012	9.611631	9.617585	0.06%	216,320
2011*	10.000000	9.611631	-3.88%	176,972
98

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.106465	11.527320	3.79%	0
2013	9.857578	11.106465	12.67%	0
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.342939	11.215988	8.44%	0
2013*	10.000000	10.342939	3.43%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.698211	9.707669	0.10%	0
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	11.740307	12.798857	9.02%	0
2013	8.920241	11.740307	31.61%	0
2012	8.023326	8.920241	11.18%	0
2011	8.029722	8.023326	-0.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	11.874011	13.010955	9.58%	0
2013	9.302329	11.874011	27.65%	0
2012	8.379283	9.302329	11.02%	0
2011	8.559978	8.379283	-2.11%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.346647	11.201848	-1.28%	0
2013*	10.000000	11.346647	13.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.573030	11.430912	-1.23%	0
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.168611	6.568703	-19.59%	0
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.061675	-9.38%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.209298	12.09%	0
99

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.438097	10.103802	-3.20%	0
2013	10.363017	10.438097	0.72%	0
2012*	10.000000	10.363017	3.63%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.756439	7.56%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	10.922114	11.169689	2.27%	0
2013	9.772423	10.922114	11.76%	0
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.162582	13.117752	-0.34%	0
2013	10.974686	13.162582	19.94%	0
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.423618	10.566697	1.37%	0
2013*	10.000000	10.423618	4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.287692	11.562126	2.43%	0
2013*	10.000000	11.287692	12.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.240239	10.314296	0.72%	0
2013*	10.000000	10.240239	2.40%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	10.848339	10.876945	0.26%	0
2013	9.069801	10.848339	19.61%	0
2012	8.232267	9.069801	10.17%	0
2011	9.164204	8.232267	-10.17%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.073768	10.034747	-0.39%	0
2013	8.754632	10.073768	15.07%	0
2012	8.037406	8.754632	8.92%	0
2011	8.658605	8.037406	-7.17%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	9.871760	9.737892	-1.36%	0
2013	9.247470	9.871760	6.75%	0
2012	8.614691	9.247470	7.35%	0
2011	8.914371	8.614691	-3.36%	0
100

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.395849	6.946521	8.61%	0
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	9.887664	9.848912	-0.39%	0
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	7.558186	7.665149	1.42%	0
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.038570	9.958991	-0.79%	0
2013*	10.000000	10.038570	0.39%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.036488	10.245567	2.08%	0
2013*	10.000000	10.036488	0.36%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.981514	10.224371	2.43%	0
2013*	10.000000	9.981514	-0.18%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	12.985749	11.920490	-8.20%	0
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.722455	8.984054	-7.59%	0
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.895371	9.443833	-4.56%	0
2013*	10.000000	9.895371	-1.05%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.416267	10.522066	1.02%	0
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
101

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.669692	12.556549	7.60%	0
2013*	10.000000	11.669692	16.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.341225	12.555431	1.74%	0
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.721451	-2.79%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.109305	1.09%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.604968	11.597000	-0.07%	0
2013*	10.000000	11.604968	16.05%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.343768	11.196407	-1.30%	0
2013*	10.000000	11.343768	13.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.595537	13.766457	1.26%	0
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.824373	11.950204	1.06%	0
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.664006	12.847852	1.45%	0
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.577180	10.591262	0.13%	0
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
102

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.255523	10.162179	-0.91%	0
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.327369	10.108613	-2.12%	0
2013*	10.000000	10.327369	3.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.230503	12.392971	1.33%	0
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.002402	13.174048	1.32%	0
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.421685	11.519417	0.86%	0
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	9.986412	10.149231	1.63%	0
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.536353	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.625177	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.115332	1.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.038531	0.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.223750	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.128119	1.28%	0
103

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.203989	2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.033459	0.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.234786	10.161045	-0.72%	0
2013*	10.000000	10.234786	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.299468	10.153183	-1.42%	0
2013*	10.000000	10.299468	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.191570	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.194904	1.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.123340	1.23%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	8.801300	8.528462	-3.10%	0
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.462179	9.524940	0.66%	0
2013*	10.000000	9.462179	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.671682	12.112753	-4.41%	0
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.897115	-11.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.629812	15.614976	6.73%	0
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
104

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	13.765560	14.705146	6.83%	0
2013	10.520579	13.765560	30.84%	0
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.329207	15.406442	0.50%	0
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.948450	16.950516	13.39%	0
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.903228	9.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.612212	6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.296002	2.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.755464	7.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.206582	11.473470	24.62%	0
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.569524	9.318664	-2.62%	0
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.108097	9.765713	-3.39%	0
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.546859	9.380608	-1.74%	0
2013*	10.000000	9.546859	-4.53%	0
105

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.598339	10.002074	4.21%	0
2013	9.532000	9.598339	0.70%	0
2012*	10.000000	9.532000	-4.68%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.249965	9.825318	-4.14%	0
2013	10.112426	10.249965	1.36%	0
2012*	10.000000	10.112426	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.290024	11.164918	-1.11%	0
2013*	10.000000	11.290024	12.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.164871	9.894538	-2.66%	0
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.130287	7.199665	-21.15%	0
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.078100	10.885459	-1.74%	0
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.433751	10.140739	-2.81%	0
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.274178	10.170579	-1.01%	0
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	11.854812	11.858654	0.03%	0
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
106

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.611738	9.383470	-2.37%	0
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.907484	9.882922	-0.25%	0
2013*	10.000000	9.907484	-0.93%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.399945	7.097602	-15.50%	0
2013	8.862917	8.399945	-5.22%	0
2012	8.192048	8.862917	8.19%	0
2011	11.067456	8.192048	-25.98%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.325820	11.908355	-3.39%	0
2013	11.377016	12.325820	8.34%	0
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.625556	12.520337	-0.83%	0
2013	11.842921	12.625556	6.61%	0
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.687046	9.239393	-4.62%	0
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.320043	13.176949	6.96%	0
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.198809	9.063841	-1.47%	0
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
107

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2014	4.502424	3.741170	-16.91%	0
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.558824	25.844098	25.71%	0
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	13.775668	14.879526	8.01%	0
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.057958	13.947272	6.81%	0
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.264822	16.634767	8.97%	0
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	7.926162	7.417621	-6.42%	0
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.308334	10.895278	-11.48%	0
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.643829	13.834531	9.42%	0
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
108

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.613324	17.516404	19.87%	0
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	12.960272	13.258877	2.30%	0
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2014	11.585405	10.315896	-10.96%	0
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.253948	13.966913	-2.01%	0
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	11.909671	11.912766	0.03%	0
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.336456	17.388430	13.38%	0
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	12.989094	11.218289	-13.63%	0
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.195413	16.418520	15.66%	0
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
109

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.073715	3.005148	-26.23%	0
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.089682	12.223039	21.14%	0
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.361364	3.623043	-32.42%	0
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.453495	13.627345	30.36%	0
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.191510	6.764485	-5.94%	0
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	4.927286	4.908224	-0.39%	0
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.001000	3.125469	-21.88%	0
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	11.881545	13.599026	14.46%	0
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
110

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.528311	11.234071	-2.55%	0
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.098898	14.668849	32.16%	536
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.210351	31.868284	31.63%	0
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.717694	1.069297	-37.75%	0
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.383813	13.886439	21.98%	0
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	4.802694	4.812922	0.21%	0
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	11.280258	10.731882	-4.86%	0
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.114117	27.149523	28.58%	0
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
111

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.496983	3.514789	-36.06%	0
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	15.685073	17.118073	9.14%	0
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.391198	14.024633	13.18%	0
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.428240	10.105706	19.90%	0
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.395905	8.985572	-21.15%	0
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	10.836413	7.419182	-31.53%	0
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.517188	5.526204	-15.21%	0
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	6.407714	6.990188	9.09%	0
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
112

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.231593	14.655638	30.49%	0
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	14.875263	17.963033	20.76%	0
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	15.888630	15.697236	-1.20%	0
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.363770	1.033832	-24.19%	0
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.196571	3.053374	-27.24%	0
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.746689	2.353875	-14.30%	0
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.558403	2.017192	-21.15%	0
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.604294	2.300267	-11.67%	0
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
113

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.675078	3.046374	-17.11%	0
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	9.394024	7.699950	-18.03%	0
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	13.110659	13.655290	4.15%	0
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	13.973563	15.156345	8.46%	0
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.440644	27.052072	32.34%	0
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.065552	18.283672	13.81%	0
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	11.227463	12.901663	14.91%	0
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	4.973096	3.982752	-19.91%	0
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
114

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	7.833411	9.185401	17.26%	0
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	14.322027	15.079277	5.29%	0
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	11.788752	11.913025	1.05%	0
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	10.407000	12.570718	20.79%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	14.937328	16.271984	8.94%	0
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	12.619809	13.566830	7.50%	0
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	18.356686	17.511239	-4.61%	0
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	12.253243	12.671657	3.41%	0
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
115

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	14.735704	14.278714	-3.10%	0
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.000769	11.781322	-1.83%	0
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.040710	6.004584	19.12%	0
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	11.687535	12.486674	6.84%	0
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.657301	7.613958	-0.57%	0
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	12.293462	14.628627	19.00%	8,585
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	10.731916	12.780148	19.09%	0
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.249775	6.242055	-24.34%	0
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.028883	9.851536	-1.77%	0
2013*	10.000000	10.028883	0.29%	0
116

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.290741	10.259911	-0.30%	0
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.481450	4.81%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.260185	11.319348	10.32%	0
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	10.849047	10.722538	-1.17%	0
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.154651	6.391972	-21.62%	0
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.486390	9.094260	-4.13%	0
2013	9.319285	9.486390	1.79%	0
2012	9.491826	9.319285	-1.82%	0
2011*	10.000000	9.491826	-5.08%	0
117

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
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When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be
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annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
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If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
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If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs,
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Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse,
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determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life
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expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an
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annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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America's marketFLEX® Edge
Individual Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-4
The date of this prospectus is May 1, 2015.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisors, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and underlying investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser's investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2015), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 54. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
Information about Nationwide and the variable annuity contract described in this prospectus (including the Statement of Additional Information) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. The SEC also maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less.
Additionally, with respect to the Extra Value Options, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts available under this contract invest in underlying mutual funds of the portfolio companies listed below.
•	ALPS Variable Investment Trust
•	American Century Variable Portfolios II, Inc.
•	American Century Variable Portfolios, Inc.
•	American Funds Insurance Series®
•	BlackRock Variable Series Funds, Inc.
•	Credit Suisse Trust

•	Direxion Insurance Trust
•	Dreyfus Investment Portfolios
•	Eaton Vance Variable Trust
•	Fidelity Variable Insurance Products Fund
•	Franklin Templeton Variable Insurance Products Trust
•	Goldman Sachs Variable Insurance Trust
•	Guggenheim Variable Fund
•	Guggenheim Variable Funds Trust
•	Invesco
•	Ivy Funds Variable Insurance Portfolios
•	Lazard Retirement Series, Inc.
•	Legg Mason Partners Variable Income Trust
•	MFS® Variable Insurance Trust II
•	Nationwide Variable Insurance Trust
•	Neuberger Berman Advisers Management Trust
•	Northern Lights Variable Trust
•	Oppenheimer Variable Account Funds
•	PIMCO Variable Insurance Trust
•	ProFunds
•	Rydex Variable Trust
•	The Merger Fund VL
•	The Universal Institutional Funds, Inc.
•	Van Eck VIP Trust
For a complete list of the available Sub-Accounts, refer to Appendix A: Underlying Mutual Funds. For more information on the underlying mutual funds, refer to the prospectus for the mutual fund.
2

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the collateral Fixed Account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans apply to Investment-Only Contracts unless specifically stated otherwise.
Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
3

Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities sold under this prospectus are not available in connection with investment plans that are subject to ERISA.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading of underlying mutual fund shares such that their current Net Asset Value might be materially affected. Values of the Variable Account are determined as of the close of the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-4, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract. Please refer to the applicable section later in this prospectus for a detailed description of each charge.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered) Contracts that elect the standard CDSC schedule will be referred to as "B Schedule" contracts.	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Please refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [1]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [2]
Maximum Short-Term Trading Fee (as a percentage of transaction amount)	1%

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [3]
Variable Account Annual Expenses (annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)
Mortality and Expense Risk Charge	1.05%
Administrative Charge	0.20%
CDSC Options (an applicant may purchase one)
Four Year CDSC Option ("L Schedule Option") Charge	0.35%
Total Variable Account Charges (including this option only)	1.60%
Range of L Schedule Option CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4
CDSC Percentage	7%	7%	6%	5%	0%

No CDSC Option ("C Schedule Option") Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
Death Benefit Options (an applicant may purchase one)
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Total Variable Account Charges (including this option only)	1.55%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
Total Variable Account Charges (including this option only)	1.45%
Extra Value Options[4] (an applicant may purchase one)
3% Extra Value Option Charge	0.40%
Total Variable Account Charges (including this option only)	1.65%
4% Extra Value Option Charge	0.55%
Total Variable Account Charges (including this option only)	1.80%
iFLEX Option Charge (no longer available for election)	0.60% [5]
Total Variable Account Charges (including this option only)	1.85%

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The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses (Expenses shown are the annualized rates charged as a percentage of the Daily Net Assets of the Variable Account.)
Mortality and Expense Risk Charge (applicable to all contracts)	1.05%
Administrative Charge (applicable to all contracts)	0.20%
C Schedule Option Charge	0.40%
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
4% Extra Value Option Charge	0.55%
iFLEX Option Charge	0.60%
Maximum Possible Total Variable Account Charges	3.10%

[1]	Nationwide will assess a loan processing fee at the time each new loan is processed.
[2]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[3]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the maximum net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.
[4]	Nationwide will discontinue deducting the charge associated with the 3% and 4% Extra Value Options 7 years from the date the contract was issued.
[5]	Currently, the Variable Account charge for the iFLEX Option is equal to an annualized rate of 0.40% of the Daily Net Assets of the Variable Account.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2014, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. The table does not reflect Short-Term Trading Fees. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets)	0.32%	9.43%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes or Short-Term Trading Fees which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the B Schedule CDSC; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.10%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (9.43%)	$2,016	$4,134	$5,889	$9,242	*	$3,634	$5,589	$9,242	$1,316	$3,634	$5,589	$9,242
Minimum Total Underlying Mutual Fund Operating Expenses (0.32%)	$1,059	$1,593	$2,147	$3,827	*	$1,093	$1,847	$3,827	$ 359	$1,093	$1,847	$3,827
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs")
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities (non-ERISA)
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information with regard to the differences in contract types, see Appendix C: Contract Types and Tax Information.
Prospective purchasers may apply to purchase a contract through broker dealers that have entered into a selling agreement with Nationwide Investment Services Corporation.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $10,000. The minimum subsequent purchase payment is $500. However, for subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $50.
Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
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Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Death Benefit Calculations. Purchase payments up to $3,000,000 may result in a higher death benefit payment than purchase payments in excess of $3,000,000 (see Death Benefit Calculations).
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option at the time of application. The L Schedule Option reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets.
C Schedule Option
An applicant can elect the C Schedule Option at the time of application. The C Schedule Option eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets.
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Death Benefit Options
The contract contains a standard death benefit (return of Contract Value) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The Highest Anniversary Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.30% of the Daily Net Assets.
•	The Return of Premium Enhanced Death Benefit Option is available for contracts with Annuitants age 75 or younger at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
Extra Value Options
The contract offers Extra Value Options, one of which may be elected at the time of application. Each option credits an additional amount to the contract when purchase payments are applied during the first Contract Year. All credits are subject to recapture in the event of early withdrawal. The available options are:
•	The 3% Extra Value Option applies a credit in the amount of 3% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.40% of the Daily Net Assets.
•	The 4% Extra Value Option applies a credit in the amount of 4% of purchase payments applied during the first Contract Year. The charge for this option is assessed for the first seven Contract Years and is equal to 0.55% of the Daily Net Assets.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election. Investment restrictions apply. If the applicant elects the iFLEX Option, Nationwide will deduct an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge for the iFLEX Option is an annualized rate of 0.40% of the Daily Net Assets.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the 3% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the 4% Extra Value Option will be assessed for seven years from the date the contract was issued.
•	The charge for the L Share Option will be assessed both before and after annuitization.
•	The charge for the C Share Option will be assessed both before and after annuitization.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
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Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent they exceed investment in the contract. Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract.
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, Purchase Payment Credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value). Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and consolidated financial statements for Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-4 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Funds. Nationwide established the Variable Account on October 7, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account's own investment experience and not the investment experience of Nationwide's other assets. The Variable Account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly traded mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract Owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote Contract Owner shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
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Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
No substitution of shares may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide may be required to provide information about one or more contracts to government regulators. If mandated under applicable law, Nationwide may be required to reject a purchase payment and to refuse to process transaction requests for transfers, withdrawals, loans, and/or death benefits until instructed otherwise by the appropriate regulator.
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Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, availability of certain optional benefits, free look rights, annuity payment options, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Nationwide's businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide's ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
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In the event that Contract Values are adversely affected as a result of the failure of Nationwide's cyber-security controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the contract owner or its designee's negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.25% of purchase payments. Note: The individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, consult your sales representative.
Underlying Mutual Fund Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's adviser or subadviser (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide's affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
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Nationwide took into consideration the anticipated payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year ended December 31, 2014, the underlying mutual fund payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through this contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For contracts owned by an employer sponsored retirement plan, upon a plan trustee's request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund payments Nationwide received in connection with the plan's investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses. Another factor Nationwide considers during the identification process is whether the underlying mutual fund's adviser or subadviser is a Nationwide affiliate or whether the underlying mutual fund, its adviser, its subadviser(s), or an affiliate will make payments to Nationwide or its affiliates.
There may be underlying mutual funds with lower fees, as well as other variable contracts that offer underlying mutual funds with lower fees. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and charges have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide's books and records, or to Ohio, Nationwide's state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.
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Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.05% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Administrative Charge
Nationwide deducts an Administrative Charge equal to an annualized rate of 0.20% of the Daily Net Assets. The Administrative Charge reimburses Nationwide for administrative costs it incurs resulting from providing contract benefits, including preparation of the contract and prospectus, confirmation statements, annual account statements and annual reports, legal and accounting fees, as well as various related expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature.
Waiver of Contingent Deferred Sales Charge
If the Contract Owner elected the No CDSC Option, no CDSC will be assessed on amounts withdrawn from the contract.
For those contracts where the No CDSC Option is not elected, the maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments ; or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
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This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (4 years if the L Schedule Option is elected); or
(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
The CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw CDSC-free the greater of the amount that would otherwise be available for withdrawal without a CDSC, and the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Partial surrenders taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or that portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
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Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Short-Term Trading Fees
Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.
Short-term trading fees are intended to compensate the underlying mutual fund (and Contract Owners with interests in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of Contract Owners not engaged in such strategies.
Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.
Short-term trading fees will only apply to those Sub-Accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Contract Owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.
To determine whether a particular underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee, see Appendix A: Underlying Mutual Funds.
If a short-term trading fee is assessed, the underlying mutual fund will charge the Variable Account 1% of the amount determined to be engaged in short-term trading. The Variable Account will then pass the short-term trading fee on to the specific Contract Owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that Contract Owner's Sub-Account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the Variable Account.
When multiple purchase payments (or exchanges) are made to a Sub-Account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.
Some transactions are not subject to the short-term trading fees, including:
•	scheduled and systematic transfers;
•	withdrawals;
•	contract loans;
•	withdrawals of Annuity Units to make annuity payments;
•	withdrawals of Accumulation Units to pay a death benefit; or
•	transfers made upon annuitization of the contract.
New share classes of currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state. Unless otherwise indicated:
(1)	optional benefits must be elected at the time of application;
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(2)	optional benefits, once elected, may not be terminated;
(3)	the charges associated with the optional benefits are calculated and deducted daily as part of the Accumulation Unit value calculation; and
(4)	the charges associated with the optional benefits will be assessed until annuitization.
CDSC Options
L Schedule Option
An applicant can elect the L Schedule Option, which reduces the standard CDSC schedule (the B Schedule) to a four-year CDSC schedule. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4+
CDSC Percentage	7%	7%	6%	5%	0%
C Schedule Option
An applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. In exchange, Nationwide assesses a charge at an annualized rate of 0.40% of the Daily Net Assets. The charge for this option is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Election of the C Schedule Option makes the contract ineligible to receive Purchase Payment Credits that would otherwise be available under the contract.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Highest Anniversary Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
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Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Note: For Contract Owners who have elected this option, if the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit calculation will be adjusted as described in the Death Benefit Calculations provision.
The Return of Premium Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Extra Value Options
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial advisor regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
3% Extra Value Option
Applicants can elect the 3% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.40% of the Daily Net Assets for the first seven Contract Years.
4% Extra Value Option
Applicants can elect the 4% Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 4% of each purchase payment made to the contract for the first 12 months the contract is in force. This credit, which is funded from Nationwide's General Account, will be allocated among the Sub-Accounts in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
In exchange, Nationwide will assess an additional charge at an annualized rate of 0.55% of the Daily Net Assets for the first seven Contract Years.
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Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of 7 Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC or would be subject to a CDSC under the B Schedule CDSC schedule.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is taken in order to pay registered representative fees, as permitted under the contract;
•	If the withdrawal is not subject to a CDSC (or would not be subject to a CDSC under the B Schedule CDSC schedule);
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after 7 Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of 7 Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of 7 Contract Years that is subject to CDSC or would be subject to a CDSC under the B Schedule CDSC schedule, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
iFLEX Option
The iFLEX Option is a withdrawal benefit that gives the Contract Owner the choice of an Immediate Withdrawal Benefit or a Guaranteed Lifetime Withdrawal Benefit. In either case, the iFLEX Option allows a Contract Owner to take withdrawals from the contract of up to 5% of a benefit base annually, regardless of the Contract Value. Effective May 1, 2010, the iFLEX Option is no longer available for election.
The person upon whose life the benefit depends (the "determining life") must be between 35 and 85 years old at the time of application. For most contracts, the determining life is that of the primary Contract Owner designated on the application. For those contracts where the Contract Owner is a non-natural person, for purposes of this option, the determining life is that of the primary Annuitant, and all references in this option to "Contract Owner" shall mean primary Annuitant. The determining life may not be changed.
In exchange for the withdrawal benefits associated with the iFLEX Option, Nationwide will assess an additional charge not to exceed an annualized rate of 0.60% of the Daily Net Assets. Currently, the charge associated with this option is an annualized rate of 0.40% of the Daily Net Assets. Once the option is elected, the charge will not change, except, possibly, upon the Contract Owner's election to invoke a Reset Opportunity, as discussed herein.
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Election of the iFLEX Option requires that the Contract Owner allocate the entire Contract Value to a limited set of Sub-Accounts available under the contract. The Contract Owner may reallocate the Contract Value among the available Sub-Accounts in accordance with the Transfers Prior to Annuitization provision.
Currently, subsequent purchase payments are permitted under the iFLEX Option. However, Nationwide reserves the right to limit subsequent payments in the future.
The iFLEX Option (including all the charges, benefits, and conditions) terminates upon termination of the contract, annuitization of the contract, or upon the death of the primary Contract Owner (the determining life). The benefits associated with the iFLEX Option will not continue with a joint owner.
Electing the Form of the Benefit
The Contract Owner determines the form of the benefit by deciding when to take the first withdrawal.
•	If the Contract Owner takes the first withdrawal before the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Immediate Withdrawal Benefit.
•	If the Contract Owner takes the first withdrawal on or after the later of the fifth Contract Anniversary or the date the determining life reaches age 59½, the Contract Owner will invoke the Guaranteed Lifetime Withdrawal Benefit.
•	Once the first withdrawal is taken, the form of the benefit may not be changed or revoked.
Immediate Withdrawal Benefit
The Immediate Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the immediate withdrawal benefit base until the benefit base is exhausted.
At the time of the first withdrawal, the immediate withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal; and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The immediate withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Immediate Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the immediate withdrawal benefit base without reducing the immediate withdrawal benefit base until the "remaining immediate withdrawal amount" is depleted. The initial remaining immediate withdrawal amount is equal to the immediate withdrawal benefit base on the date of the first withdrawal. It is reduced with each withdrawal and is used to track the amount remaining for withdrawal under the Immediate Withdrawal Benefit. Although these withdrawals do not reduce the immediate withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Immediate Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the immediate withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Each withdrawal taken under the Immediate Withdrawal Benefit that is not an excess withdrawal (as discussed herein) reduces the remaining immediate withdrawal amount on a dollar for dollar basis. Any portion of the Immediate Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the immediate withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the immediate withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
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Once the remaining immediate withdrawal amount reaches $0, the Immediate Withdrawal Benefit is exhausted and the Contract Owner is no longer entitled to take withdrawals under the iFLEX Option.
Note: Even if the remaining immediate withdrawal amount equals $0, there may still be Contract Value in the contract. If so, the Contract Owner may take withdrawals outside of the iFLEX Option (according to the terms of the contract) and/or use the Reset Opportunity (discussed herein) to reestablish an immediate withdrawal benefit base and a remaining immediate withdrawal amount.
In contrast, if the Contract Value reaches $0 before the remaining immediate withdrawal amount is depleted, Nationwide will automatically pay the Contract Owner 5% of the immediate withdrawal benefit base each Contract Year until the remaining immediate withdrawal amount is $0. No additional purchase payments will be accepted and no withdrawals in excess of 5% of the immediate withdrawal benefit base will be permitted. Once the remaining immediate withdrawal amount reaches $0 (and the Contract Value is $0), the contract will automatically terminate.
Guaranteed Lifetime Withdrawal Benefit
The Guaranteed Lifetime Withdrawal Benefit permits the Contract Owner to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime, regardless of Contract Value. This lifetime income stream is distinct from the annuitization phase of the contract.
At the time of the first withdrawal, the guaranteed lifetime withdrawal benefit base is calculated and set equal to the greater of (1) or (2) where:
(1)	is the Contract Value at the time of application, plus any purchase payments applied to the contract before the first withdrawal, and
(2)	is the Contract Value on the fifth Contract Anniversary (if applicable).
The guaranteed lifetime withdrawal benefit base will only change if the Contract Owner elects to invoke a Reset Opportunity (as discussed herein) or if the Contract Owner takes a withdrawal in excess of the permitted 5%.
Once the Guaranteed Lifetime Withdrawal Benefit is invoked, on each Contract Anniversary, the Contract Owner is entitled to withdraw an amount equal to 5% of the guaranteed lifetime withdrawal benefit base without reducing the guaranteed lifetime withdrawal benefit base until the earlier of the determining life's death or annuitization, even after the Contract Value falls to $0. Although these withdrawals do not reduce the guaranteed lifetime withdrawal benefit base, they do reduce the Contract Value (and therefore the amount available for annuitization) and the death benefit.
In order to receive a withdrawal in connection with the Guaranteed Lifetime Withdrawal Benefit, the Contract Owner must submit a withdrawal request to the Service Center. Upon receipt of the request, Nationwide will redeem Accumulation Units from the Sub-Accounts in proportion to the value in each investment option at the time of the withdrawal request. Withdrawal requests may be submitted systematically or directly by the Contract Owner.
Withdrawals are subject to the CDSC provisions of the contract. Application of a CDSC could cause the gross withdrawal (the withdrawal amount plus the CDSC) to exceed the 5% benefit amount, resulting in a decrease to the guaranteed lifetime withdrawal benefit base. To avoid this, Contract Owners can request to receive the withdrawal net of the CDSC. The gross amount of the withdrawal (including the CDSC) is the amount used to determine whether the withdrawal exceeds the 5% benefit amount.
Any portion of the Guaranteed Lifetime Withdrawal Benefit that is not withdrawn in a given Contract Year is forfeited and may not be claimed in subsequent years.
The Contract Owner may take withdrawals in excess of 5% of the guaranteed lifetime withdrawal benefit base if the Contract Value is greater than $0. Any such "excess withdrawal" will reduce the guaranteed lifetime withdrawal benefit base and, consequently, the amount that may be withdrawn each year thereafter (see Impact of Excess Withdrawals).
Once the Contract Value equals $0, the Contract Owner cannot take excess withdrawals, but can continue to take annual withdrawals of up to 5% of the guaranteed lifetime withdrawal benefit base for the duration of the Contract Owner's lifetime. No additional purchase payments will be permitted.
Impact of Excess Withdrawals
The Contract Owner may take withdrawals in excess of 5% of the applicable benefit base if the Contract Value is greater than $0. Any such "excess withdrawal " will reduce the applicable benefit base and, consequently, the benefit amount calculated for subsequent years. If the Contract Owner takes an excess withdrawal, the applicable benefit base will be reduced by the greater of:
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(1)	the dollar amount of the withdrawal in excess of the 5% benefit amount; or
(2)	a proportion based on the ratio of the dollar amount of the withdrawal in excess of the 5% benefit amount to the Contract Value (after the withdrawal of the 5% benefit amount), multiplied by the applicable benefit base.
In situations where the Contract Value exceeds the applicable benefit base, excess withdrawals will typically result in a dollar amount reduction to the applicable benefit base. In situations where the Contract Value is less than the applicable benefit base, excess withdrawals will typically result in a proportional reduction to the lifetime applicable benefit base. Once the Contract Value falls to $0, the Contract Owner is no longer permitted to take excess withdrawals.
Purchase Payments After the First Withdrawal
Purchase payments made after the first withdrawal are permitted, provided that the Contract Value is greater than $0. Once the Contract Value reaches $0 after the first withdrawal has been taken under the iFLEX Option, no further purchase payments will be permitted.
These post-withdrawal purchase payments will not increase the applicable benefit base, but will be included in the Contract Value, and therefore will be taken into account in the event the Contract Owner elects to invoke a Reset Opportunity.
Reset Opportunities
Every five years, starting with the 10th Contract Anniversary, the Contract Owner will have the opportunity to instruct Nationwide to reset the applicable benefit base to equal the current Contract Value. In the case of the Immediate Withdrawal Benefit, both the immediate withdrawal benefit base and the remaining immediate withdrawal amount will be set equal to the current Contract Value. In the case of the Guaranteed Lifetime Withdrawal Benefit, the guaranteed lifetime withdrawal benefit base will be set equal to the current Contract Value.
Nationwide will provide the Contract Owner with the current Contract Value and the applicable benefit base(s), and will provide instructions on how to communicate an election to invoke the Reset Opportunity. If the Contract Owner elects to invoke a Reset Opportunity, it will be at the then current terms and conditions of the iFLEX Option. If Nationwide does not receive a Contract Owner's election to invoke the Reset Opportunity within 60 days after the applicable Contract Anniversary, Nationwide will assume that the Contract Owner does not wish to invoke the Reset Opportunity.
Taxation of withdrawals under the iFLEX Option
Although the tax treatment is not clear, when the Contract Owner takes a withdrawal from the contract before the Annuitization Date, Nationwide will treat the following amount of the withdrawal as a taxable distribution: the excess of the greater of (a) the Contract Value immediately before the withdrawal; or (b) the guaranteed benefit amount immediately before the withdrawal; over the remaining investment in the contract. In certain circumstances, this treatment could result in the Contract Value being less than the investment in the contract after the withdrawal. A subsequent withdrawal under such circumstances could result in a loss that may be deductible. Consult a tax advisor.
Minimum Required Distributions
Withdrawals taken to satisfy minimum distribution requirements under the Internal Revenue Code could result in withdrawals that exceed the 5% benefit amount, resulting in a decrease to the applicable benefit base.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the 3% Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.65% for the first seven Contract Years. At the end of that period, the charge associated with the 3% Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 1.25%. Thus, the 3% Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
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The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.65% will have a lower unit value than Sub-Account X with charges of 1.25% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide's consent.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the contingent annuitant becomes the Annuitant. The contingent annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a contingent annuitant of greater age.
If a contingent annuitant is named, all provisions of the contract that are based on the Annuitant's death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and contingent annuitant.
Only Non-Qualified Contract Owners may name a contingent annuitant.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant's spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Joint Annuitant
The joint annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and contingent annuitant, if applicable) dies before the Annuitization Date and there is no Joint Owner. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	Joint Owner (must be Contract Owner's spouse)
•	Contingent Owner;
•	Annuitant (subject to Nationwide's underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be Annuitant's spouse)
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a contingent annuitant.
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Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their registered representative to determine how the changes impact the options and features under the contract.
Operation of the Contract
Purchase Payment Credits
Purchase Payment Credits ("PPCs") are additional credits that Nationwide will apply to a contract when cumulative purchase payments reach certain aggregate levels. PPCs are available to all contracts except for those where the C Schedule Option has been elected.
Each time a Contract Owner submits a purchase payment, Nationwide will perform a calculation to determine if and how many PPCs are payable as a result of that particular deposit.
The formula used to determine the amount of the PPC is as follows:
(Cumulative Purchase Payments x PPC%) - PPCs Paid to Date = PPCs Payable
Cumulative Purchase Payments = the total of all purchase payments applied to the contract(s) eligible to receive a PPC, including the current deposit, minus any withdrawals.
PPC% = either 0.0%, 0.5%, or 1.0%, depending on the level of Cumulative Purchase Payments as follows:
If Cumulative Purchase Payments are	Then the PPC% is
$0 - $499,999	0.0%	(no PPC is payable)
$500,000 - $999,999	0.5%
$1,000,000 or more	1.0%
PPCs Paid to Date = the total PPCs that Nationwide has already applied to this contract.
PPCs Payable = the PPCs that Nationwide will apply to the contract as a result of the current deposit.
For example, on March 1, Ms. Z makes an initial deposit of $200,000 to her contract. Her contract is the only one eligible to receive PPCs. For this deposit, she does not receive a PPC since her Cumulative Purchase Payments are less than $500,000.
On April 1, Ms. Z applies additional purchase payments of $350,000. Cumulative Purchase Payments now equal $550,000. Nationwide will apply PPCs to Ms. Z's contract equal to $2,750, which is (0.5% x $550,000) - $0.
On May 1, Ms. Z takes a withdrawal of $150,000. Cumulative Purchase Payments now equal $400,000.
On June 1, Ms. Z applies additional purchase payments of $500,000. Cumulative Purchase Payments now equal $900,000. Nationwide will apply PPCs to Ms. Z's contract equal to $1,750, which is ($900,000 x 0.5%) - $2,750. At this point in time, a total of $4,500 in PPCs have been applied to Ms. Z's contract.
On July 1, Ms. Z applies additional purchase payments of $300,000. Cumulative Purchase Payments now equal $1,200,000. Nationwide will apply PPCs to Ms. Z's contract equal to $7,500, which is ($1,200,000 x 1.0%) - $4,500. At this point in time, a total of $12,000 in PPCs have been applied to Ms. Z's contract. For purposes of all benefits and taxes under these contracts, PPCs are considered earnings, not purchase payments, and they will be allocated in the same proportion that purchase payments are allocated on the date the PPCs are applied.
Recapture of Purchase Payment Credits
If the Contract Owner cancels the contract pursuant to the contractual free look provision, Nationwide will recapture all PPCs applied to the contract. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free look, Nationwide will recapture all PPCs, but under no circumstances will the amount returned to the Contract Owner be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the PPCs, but all losses attributable to
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the PPCs will be incurred by Nationwide. All PPCs are fully vested after the end of the contractual free look period and are not subject to recapture.
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds allocated to the Sub-Accounts are purchased at Net Asset Value, then converted into Accumulation Units.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less
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than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits and PPCs) allocated to the Sub-Accounts plus any amount held in the collateral Fixed Account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 1.25% to 3.10% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time upon advance written notice.
Transfer requests will be processed on the current Valuation Day if received at the Service Center at least one hour before the close of the New York Stock Exchange ("NYSE") (generally 3:00 pm EST). Nationwide is currently extending the cut-off time for transfer requests submitted via the internet to 15 minutes before the close of the NYSE (generally 3:45 pm EST). All transfer requests received at the Service Center after the applicable cut-off time will be processed on the next Valuation Day.
Actively Traded Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that support active trading strategies ("Actively Traded Funds").
•	Direxion Insurance Trust - Dynamic VP HY Bond Fund
•	Guggenheim Variable Fund - CLS Global Diversified Equity Fund
•	Guggenheim Variable Fund - CLS Global Growth Fund
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•	Guggenheim Variable Fund - CLS Growth and Income Fund
•	Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
•	ProFunds - ProFund VP Access High Yield Fund
•	ProFunds - ProFund VP Asia 30
•	ProFunds - ProFund VP Banks
•	ProFunds - ProFund VP Basic Materials
•	ProFunds - ProFund VP Bear
•	ProFunds - ProFund VP Biotechnology
•	ProFunds - ProFund VP Bull
•	ProFunds - ProFund VP Consumer Goods
•	ProFunds - ProFund VP Consumer Services
•	ProFunds - ProFund VP Emerging Markets
•	ProFunds - ProFund VP Europe 30
•	ProFunds - ProFund VP Financials
•	ProFunds - ProFund VP Health Care
•	ProFunds - ProFund VP Industrials
•	ProFunds - ProFund VP International
•	ProFunds - ProFund VP Internet
•	ProFunds - ProFund VP Japan
•	ProFunds - ProFund VP NASDAQ-100
•	ProFunds - ProFund VP Oil & Gas
•	ProFunds - ProFund VP Pharmaceuticals
•	ProFunds - ProFund VP Precious Metals
•	ProFunds - ProFund VP Real Estate
•	ProFunds - ProFund VP Rising Rates Opportunity
•	ProFunds - ProFund VP Semiconductor
•	ProFunds - ProFund VP Short Emerging Markets
•	ProFunds - ProFund VP Short International
•	ProFunds - ProFund VP Short NASDAQ-100
•	ProFunds - ProFund VP Technology
•	ProFunds - ProFund VP Telecommunications
•	ProFunds - ProFund VP U.S. Government Plus
•	ProFunds - ProFund VP UltraNASDAQ-100
•	ProFunds - ProFund VP UltraShort NASDAQ-100
•	ProFunds - ProFund VP Utilities
•	Rydex Variable Trust - Banking Fund
•	Rydex Variable Trust - Basic Materials Fund
•	Rydex Variable Trust - Biotechnology Fund
•	Rydex Variable Trust - Consumer Products Fund
•	Rydex Variable Trust - Dow 2x Strategy Fund
•	Rydex Variable Trust - Electronics Fund
•	Rydex Variable Trust - Energy Fund
•	Rydex Variable Trust - Energy Services Fund
•	Rydex Variable Trust - Europe 1.25x Strategy Fund
•	Rydex Variable Trust - Financial Services Fund
•	Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
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•	Rydex Variable Trust - Health Care Fund
•	Rydex Variable Trust - High Yield Strategy Fund
•	Rydex Variable Trust - Internet Fund
•	Rydex Variable Trust - Inverse Dow 2x Strategy Fund
•	Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
•	Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
•	Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
•	Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
•	Rydex Variable Trust - Inverse S&P 500 Strategy Fund
•	Rydex Variable Trust - Japan 2x Strategy Fund
•	Rydex Variable Trust - Leisure Fund
•	Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
•	Rydex Variable Trust - NASDAQ-100® Fund
•	Rydex Variable Trust - Nova Fund
•	Rydex Variable Trust - Precious Metals Fund
•	Rydex Variable Trust - Real Estate Fund
•	Rydex Variable Trust - Retailing Fund
•	Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
•	Rydex Variable Trust - S&P 500 2x Strategy Fund
•	Rydex Variable Trust - S&P 500 Pure Growth Fund
•	Rydex Variable Trust - S&P 500 Pure Value Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
•	Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
•	Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
•	Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
•	Rydex Variable Trust - Technology Fund
•	Rydex Variable Trust - Telecommunications Fund
•	Rydex Variable Trust - Transportation Fund
•	Rydex Variable Trust - Utilities Fund
•	Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Limited Transfer Funds
The following list indicates those Sub-Accounts that invest in underlying mutual funds that prohibit active trading strategies ("Limited Transfer Funds").
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B
•	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
•	ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III
•	American Funds Insurance Series® - Capital Income Builder®: Class 4
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
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•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
•	Credit Suisse Trust - Commodity Return Strategy Portfolio
•	Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
•	Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
•	Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2R
•	Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
•	Guggenheim Variable Fund - Global Managed Futures Strategy
•	Guggenheim Variable Fund - Long Short Equity Fund
•	Guggenheim Variable Fund - Multi-Hedge Strategies
•	Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
•	Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
•	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
•	Ivy Funds Variable Insurance Portfolios - Asset Strategy
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
•	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
•	Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
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•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
•	Northern Lights Variable Trust - 7Twelve Balanced Portfolio
•	Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
•	Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
•	Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
•	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
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•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
•	Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II
•	Rydex Variable Trust - Commodities Strategy Fund
•	The Merger Fund VL - The Merger Fund VL
•	The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
•	The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
•	Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
•	Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class
Frequent Trading and Transfer Restrictions
Some of the Sub-Accounts available in the contract invest in underlying mutual funds that are designed to support active trading strategies (frequent reallocations from one Sub- Account to another). These Sub-Accounts are referred to in this prospectus as "Actively Traded Funds." The remaining Sub-Accounts available in the contract invest in underlying mutual funds that prohibit such active trading. These Sub-Accounts are referred to as "Limited Transfer Funds." Lists of the Actively Traded Funds and Limited Transfer Funds appear at the beginning of this section.
Nationwide discourages (and will take action to deter) inappropriate frequent transfers between and among the Limited Transfer Funds because frequent movement between or among those Sub-Accounts may negatively impact other investors. Frequent transfers among the Limited Transfer Funds can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the potentially negative impact of frequent transfers among the Limited Transfer Funds, Nationwide has implemented, or reserves the right to implement, several restrictions designed to deter frequent transfers among the Limited Transfer Funds, while still permitting Contract Owners to actively trade among the Actively Traded Funds. Nationwide makes no assurance that all risks associated with frequent trading will be completely eliminated by these processes and/or restrictions.
If Nationwide is unable to deter frequent trading in the Limited Transfer Funds, the performance of the Sub-Accounts may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess (against the Variable Account) a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" involving Limited Transfer Funds in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 Sub-Accounts in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two Sub-Accounts will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders involving Limited Transfer Funds will be accepted.
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Nationwide will apply the following guidelines to the Limited Transfer Funds except for underlying mutual funds of Guggenheim Variable Fund and underlying mutual funds of the Rydex Variable Trust:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision below.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
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Transfers Prior to Annuitization
Generally, allocations may be transferred among the Sub-Accounts once per Valuation Period without charges or penalties.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation that is received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits and Purchase Payment Credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits and Purchase Payment Credits, but all losses attributable to the Extra Value Option credits and Purchase Payment Credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
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Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.
If an Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC or would be subject to a CDSC under the B Schedule, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawal to Pay Registered Representative Fees
The contract may be available for use with investment accounts sold by registered representatives. Any fees and expenses charged by registered representatives or associated with such accounts are separate from and in addition to the fees and expenses of the contract described in this prospectus. Fees for those accounts would be specified in the respective account agreements with the registered representative.
Selection of an investment advisor is at the complete discretion of the Contract Owner. Nationwide is not affiliated with and does not endorse such advisors, and makes no representations as to their qualifications. Some Contract Owners may authorize such advisors to take partial withdrawal from the contract to pay advisory or management fees. Partial withdrawals taken from this contract to pay advisory or management fees will not be subject to the CDSC provisions of the contract, subject to an annual 2% maximum limit. The 2% maximum withdrawal amount will be determined based upon the Contract Value as of the most recent calendar year end, or initial purchase payment for contracts issued in the same year as the withdrawal request(s). Each withdrawal requested for the purpose of paying advisory or management fees will apply toward the annual withdrawal maximum of 2%. Any withdrawal or portion of a withdrawal made for this purpose that exceeds the limit for that calendar year will be subject to the CDSC provisions of the contract. Any withdrawals may be subject to income tax and/or tax penalties.
Nationwide offers other variable annuity contracts that do not impose a CDSC, thus allowing for CDSC-free partial withdrawals to pay registered representative fees. This may result in a conflict of interest for your advisor, especially if he or she takes a sales commission from the purchase of this annuity and takes a fee for providing you with investment advice in connection with this contract. Consult with your registered representative (or another registered representative) about this potential conflict, or if you have any questions about this contract, other available Nationwide annuity contracts, how your registered representative is compensated for selling this contract, or additional fees he/she may assess for providing investment advice in connection with this annuity contract.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
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•	Purchase Payment Credits, if applicable
•	any outstanding loan balance plus accrued interest
Except for a surrender made in accordance with the Enhanced Surrender Value for Terminal Illness provision, the CDSC-free withdrawal privilege does not apply to full surrenders of the contract. For purposes of the CDSC-free withdrawal privilege, a full surrender is:
•	multiple withdrawals taken within a Contract Year that deplete the entire Contract Value; or
•	any single net withdrawal of 90% or more of the Contract Value.
Enhanced Surrender Value for Terminal Illness
For contracts issued on or after September 8, 2014 or the date of state approval (whichever is later), if an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the optional death benefit, if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Under this provision, no enhanced surrender value will be paid unless:
•	The same person is named as Owner and as Annuitant since Contract issuance, and
•	The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis.
Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Withdrawals Under Certain Plan Types
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant's death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
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Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to Contract Owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value beginning 30 days after the contract is issued up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
Contract Values	Maximum Outstanding Loan Balance Allowed
up to $20,000	up to 80% of Contract Value (not more than $10,000)
$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
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Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Some states do not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from the collateral Fixed Account. As collateral for the loan, Nationwide transfers Accumulation Units in proportion to the assets in each Sub-Account to the collateral Fixed Account until the requested amount is reached.
No CDSC will be deducted on transfers related to loan processing.
Loan Interest
The outstanding loan balance in the collateral Fixed Account is credited with interest until the loan is repaid in full. The credited interest rate will be 2.25% less than the loan interest rate fixed by Nationwide. The credited interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.
Specific loan terms are disclosed at the time of loan application or issuance.
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner's principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.
Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the Sub-Accounts in accordance with the contract, unless Nationwide and the Contract Owner have agreed to amend the contract at a later date on a case by case basis.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.
After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the Contract Value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.
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Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide's consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event.
Contract Owners should consult a financial advisor to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs.
Nationwide® Guided Portfolio Strategies
The Nationwide Guided Portfolio Strategies (GPS) are static allocation strategies comprised of two or more underlying mutual funds that together provide a unique allocation mix not available as a single underlying mutual fund. Contract Owners that elect a GPS directly own Sub-Account units of the underlying mutual funds that comprise the particular portfolio elected. In other words, a GPS is not a portfolio of underlying mutual funds with one Accumulation Unit value, but rather, direct investment in a certain allocation of Sub-Accounts. There is no additional charge associated with investing in a GPS.
GPS portfolios are available under the contract at the time of application, and only one portfolio can be elected. However, Contract Owners may allocate part of their Contract Value to a GPS and the remainder to one or more Sub-Accounts. Total fund allocations among the GPS and/or Sub-Account(s) must equal 100%, and GPS allocations must be elected as a whole percentage.
A GPS is a static portfolio. The allocations or "split" between one or more Sub-Accounts is not monitored or adjusted to reflect changing market conditions. Nationwide will not automatically rebalance a Contract Owner's Variable Account value to ensure that the assets are allocated to the percentages in the same proportion that they were allocated at the time of election. However, Contract Owners can elect Asset Rebalancing for no additional charge (see Asset Rebalancing).
Nationwide is not providing investment advice by providing these portfolios. Contract Owners are responsible for determining which GPS and/or Sub-Account(s) are best for them. Consult a qualified investment advisor.
Contract Owners may transfer out of a GPS subject to the terms of this prospectus. Transfers may be subject to a Short-Term Trading Fee.
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For additional information about the underlying mutual funds that comprise a GPS, see Appendix A: Underlying Mutual Funds.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½ unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a Joint Owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving Joint Owner becomes the Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the Contract Owner. If there is no surviving Contingent Owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
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If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a Joint Owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving Joint Owner. If there is no surviving Joint Owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary's proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Death Benefit Calculations
An applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. If a Contract Owner does not submit purchase payments in excess of $1,000,000, or if Nationwide has refused to accept purchase payments in excess of $1,000,000, the references in this provision to purchase payments in excess of $1,000,000 will not apply.
Standard Death Benefit (Return of Contract Value)
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value.
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Highest Anniversary Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
		(1)	the Contract Value;
		(2)	the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
		(3)	the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Highest Anniversary Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Return of Premium Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. Nationwide may realize a profit from the charge assessed for this option.
If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of:
(1)	the Contract Value; or
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
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If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
The Return of Premium Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Spousal Protection Feature
Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 75 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their registered representative to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90.
The Contract Owner may change the Annuity Commencement Date before annuitization. This change must be submitted in writing to the Service Center and approved by Nationwide. The Annuity Commencement Date may not be later than the first day of the first calendar month after the Annuitant's 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint annuitants) unless approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide's approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
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Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Funds.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
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The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 1.25% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
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Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint annuitant. After the death of either the Annuitant or joint annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
52

Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, "the Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company's legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company's litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company's condensed consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company's condensed consolidated financial position or results of operations in a particular quarter or annual period.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Federal Reserve Bank and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with Nationwide Mutual Insurance Company (NMIC) insofar as any inquiry, examination or investigation encompasses NMIC's operations.
On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (ERISA) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys fees. On November 6, 2009, the Court granted the plaintiffs motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs motion for class certification. On December 11, 2014, the plaintiffs filed a 7th Amended Complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, plaintiff filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. On March 31, 2015, the Court held a Fairness Hearing and proposed a few changes to the Final Order that Nationwide has taken under consideration. NFS has made adequate provision for all probable and reasonably estimable losses associated with this settlement.
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Nationwide Investment Services Corporation
The general distributor, NISC, is not engaged in any litigation of any material nature.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-05701
Securities Act of 1933 Registration File No. 333-135650
54

Appendix A: Underlying Mutual Funds
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
STTF:	The underlying mutual fund assesses (or reserves the right to assess) a short-term trading fee (see Short-Term Trading Fees).
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
ATF:	This Sub-Account is an Actively Traded Fund (see Transfer Requests).
LTF:	This Sub-Account is a Limited Transfer Fund (see Transfer Requests).
VOL:	This underlying mutual fund uses a volatility management strategy to reduce a Contract Owner's exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. For contracts with a living benefit option elected, since the benefit base of a living benefit option is not decreased as a result of negative market performance, allocation to this type of investment option may provide little or no additional benefit. For contracts without a living benefit option elected, allocation to this type of investment option may result in foregone investment gains that could otherwise be realized by investing in riskier investment options.
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index (the "Index").
Designation: LTF
ALPS Variable Investment Trust - ALPS/Red Rocks Listed Private Equity Portfolio: Class III
Investment Advisor:	ALPS Advisors, Inc.
Sub-advisor:	Red Rocks Capital LLC
Investment Objective:	To seek to maximize total return, which consists of appreciation on its investments and a variable income stream.
Designation: LTF
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term total return using a strategy that seeks to protect against U.S. inflation.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: LTF
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
Designation: STTF, LTF
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: LTF
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III

This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
Designation: STTF, LTF
American Funds Insurance Series® - Capital Income Builder®: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	It seeks (1) to provide you with a level of current income that exceeds the average yield on U.S. stocks generally and (2) to provide you with a growing stream of income over the years.
Designation: LTF
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Investment Advisor:	Capital Research and Management Company
Investment Objective:	Seeks long-term growth of capital through investments in smaller companies in the U.S. and around the world.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
Designation: LTF
BlackRock Variable Series Funds, Inc. - BlackRock iShares® Dynamic Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Investment Objective:	To seek to provide total return.
Designation: FF, LTF
Credit Suisse Trust - Commodity Return Strategy Portfolio
Investment Advisor:	Credit Suisse Asset Management, LLC
Investment Objective:	Total Return.
Designation: LTF
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Broad Commodity Index (the "Index").
Designation: LTF
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks investment results, before fees and expenses, that track the performance of the Auspice Managed Futures Index ("the Index").
Designation: LTF
Direxion Insurance Trust - Dynamic VP HY Bond Fund
Investment Advisor:	Rafferty Asset Management, LLC
Investment Objective:	The Fund seeks to maximize total return (income plus capital appreciation).
Designation: ATF
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
Designation: LTF
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Designation: LTF
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Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	Reasonable income.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Management & Research (U.K.) Inc., Fidelity Research & Analysis Company, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Investments Japan Limited
Investment Objective:	Capital appreciation.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Fidelity Research & Analysis Company, Fidelity Investments Japan Limited, Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited
Investment Objective:	High level of current income while also considering growth of capital.
Designation: LTF
Fidelity Variable Insurance Products Fund - VIP Strategic Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	Fidelity Investments Money Management, Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc.
Investment Objective:	The fund seeks a high level of current income. The fund may also seek capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Maximum income while maintaining prospects for capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Capital appreciation.
Designation: LTF
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (formerly, Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares)
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to achieve investment results that approximate the performance of the GS Global Markets Navigator Index (the "Index").
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs High Quality Floating Rate Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks to provide a high level of current income, consistent with low volatility of principal.
Designation: LTF
Goldman Sachs Variable Insurance Trust - Goldman Sachs Strategic Income Fund: Advisor Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return comprised of income and capital appreciation.
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Guggenheim Variable Fund - CLS Global Diversified Equity Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Amerigo)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Long-term capital growth without regard to current income.
Designation: FF, ATF
Guggenheim Variable Fund - CLS Growth and Income Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Clermont)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	A combination of current income and growth of capital.
Designation: FF, ATF
Guggenheim Variable Fund - CLS Global Growth Fund (formerly, Guggenheim Variable Fund - CLS AdvisorOne Select Allocation)
Investment Advisor:	Guggenheim Investments
Sub-advisor:	CLS Investment Firm, LLC
Investment Objective:	Growth of capital and total return.
Designation: FF, ATF
Guggenheim Variable Fund - Global Managed Futures Strategy
Investment Advisor:	Guggenheim Investments
Investment Objective:	The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.
Designation: LTF
Guggenheim Variable Fund - Long Short Equity Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Guggenheim Variable Fund - Multi-Hedge Strategies
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Designation: LTF
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	To provide a high level of current income while maximizing total return.
Designation: LTF
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Series M seeks to provide total return, comprised of current income and capital appreciation.
Designation: LTF
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund's investment objective is total return with a low to moderate correlation to traditional financial market indices.
Designation: LTF
Ivy Funds Variable Insurance Portfolios - Asset Strategy
Investment Advisor:	Waddell & Reed Investment Management Company
Investment Objective:	To seek to provide total return.
Designation: LTF
58

Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	Western Asset Management Company and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Investment Objective:	Seeks to maximize total return, consistent with the preservation of capital.
Designation: LTF
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	The fund seeks total return.
Designation: LTF
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF, LTF
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	LWI Financial Inc.
Investment Objective:	Seeks a high level of total return consistent with a moderate level of risk.
Designation: FF, LTf
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Barclays U.S. Aggregate Bond Index ("Aggregate Bond Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF, LTF
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Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Cardinal Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Fixed Income LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	The Boston Company Asset Management, LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks income primarily, and total return secondarily, through investment in other mutual funds with a fixed-income orientation.
Designation: FF, LTF
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Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	Seeks long-term growth of capital through a broad and flexible allocation in stocks, bonds and other asset classes through investment in other mutual funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The fund seeks as high level of income as is consistent with the preserving of capital.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Index ("MSCI EAFE® Index") as closely as possible before the deduction of Fund expenses.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Aggressive Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Balanced Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Conservative Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	Seeks growth primarily and investment income secondarily.
Designation: FF, VOL, LTF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Aggressive Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The NVIT Investor Destinations Moderately Conservative Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF, LTF
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity.
Designation: ATF
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Logan Circle Partners, L.P.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and American Century Investment Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Pyramis Global Advisors LLC; and Winslow Capital Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Wellington Management Company, LLP; The Boston Company Asset Management, LLC
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Management LLC; Wells Capital Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; WEDGE Capital Management L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	OppenheimerFunds, Inc.; Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Epoch Investment Partners, Inc.; JPMorgan Investment Management Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Morgan Stanley Investment Management Inc; Neuberger Berman Management LLC.; OppenheimerFunds, Inc.; Putnam Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	HighMark Capital Management, Inc.
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Brookfield Investment Management, Inc.
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Long-term capital appreciation.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Designation: LTF
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index.
Designation: LTF
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Neuberger Berman Advisers Management Trust - Absolute Return Multi-Manager Portfolio: S Class Shares
Investment Advisor:	Neuberger Berman Management LLC
Sub-advisor:	Cramer Rosenthal McGlynn, LLC, GAMCO Asset Management Inc., Lazard Asset Management LLC, Levin Capital Strategies, L.P., Loeb Arbitrage Management LP, SLS Management, LLC, Sound Point Capital Management, L.P., Visium Asset Management, LP
Investment Objective:	The Fund seeks capital appreciation with an emphasis on absolute (i.e., positive) returns.
Designation: LTF
Northern Lights Variable Trust - 7Twelve Balanced Portfolio
Investment Advisor:	7Twelve Advisors, LLC
Investment Objective:	The Portfolio seeks to provide superior volatility risk-adjusted returns when compared to the bond and equity markets in general.
Designation: LTF
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2
Investment Advisor:	BTS Asset Management, Inc.
Investment Objective:	Seeks to provide total return.
Designation: LTF
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 Shares
Investment Advisor:	Monte Capital Group, LLC
Investment Objective:	The Portfolio seeks income and capital appreciation.
Designation: LTF
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2
Investment Advisor:	W. E. Donoghue & Co., Inc.
Investment Objective:	The Fund's primary investment objective is total return from income and capital appreciation with capital preservation as a secondary objective.
Designation: LTF
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares
Investment Advisor:	OFI Global Asset Management, Inc.
Sub-advisor:	OppenheimerFunds, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Designation: LTF
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Sub-advisor:	Research Affiliates
Investment Objective:	The fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF, LTF
PIMCO Variable Insurance Trust - CommodityRealReturn® Strategy Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
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PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Designation: LTF
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	The Portfolio seeks maximum long-term return, consistent with preservation of capital and prudent investment management.
Designation: LTF
ProFunds - ProFund VP Access High Yield Fund
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Access VP High Yield Fund (the "Fund") seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity.
Designation: ATF
ProFunds - ProFund VP Asia 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Asia 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the ProFunds Asia 30 Index.
Designation: ATF
ProFunds - ProFund VP Banks
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BanksSM Index.
Designation: ATF
ProFunds - ProFund VP Basic Materials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Basic MaterialsSM Index.
Designation: ATF
ProFunds - ProFund VP Bear
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Biotechnology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. BiotechnologySM Index.
Designation: ATF
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ProFunds - ProFund VP Bull
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Bull seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500® Index.
Designation: ATF
ProFunds - ProFund VP Consumer Goods
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index.
Designation: ATF
ProFunds - ProFund VP Consumer Services
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Consumer GoodsSM Index. The fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Europe 30
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Europe 30 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Pro-Funds Europe 30 Index.
Designation: ATF
ProFunds - ProFund VP Financials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. FinancialsSM Index.
Designation: ATF
ProFunds - ProFund VP Health Care
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Health CareSM Index
Designation: ATF
ProFunds - ProFund VP Industrials
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. IndustrialsSM Index.
Designation: ATF
ProFunds - ProFund VP International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP International seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
ProFunds - ProFund VP Internet
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Internet CompositeSM Index.
66

ProFunds - ProFund VP Japan
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Japan seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Nikkei 225 Stock Average.
ProFunds - ProFund VP NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Oil & Gas
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Oil & Gas seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Oil & GasSM Index.
Designation: ATF
ProFunds - ProFund VP Pharmaceuticals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. PharmaceuticalsSM Index.
Designation: ATF
ProFunds - ProFund VP Precious Metals
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones Precious MetalsSM Index.
Designation: ATF
ProFunds - ProFund VP Real Estate
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. Real EstateSM Index.
Designation: ATF
ProFunds - ProFund VP Rising Rates Opportunity
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP Semiconductor
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. SemiconductorsSM Index.
Designation: ATF
ProFunds - ProFund VP Short Emerging Markets
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of The Bank of New York Mellon Emerging Markets 50 ADR® Index.
Designation: ATF
ProFunds - ProFund VP Short International
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Index.
Designation: ATF
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ProFunds - ProFund VP Short NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP Short NASDAQ-100 (formerly ProFund VP Short OTC) seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the NASDAQ-100 Index.
Designation: ATF
ProFunds - ProFund VP Technology
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. TechnologySM Index.
Designation: ATF
ProFunds - ProFund VP Telecommunications
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S TelecommunicationsSM Index.
Designation: ATF
ProFunds - ProFund VP U.S. Government Plus
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond").
Designation: ATF
ProFunds - ProFund VP UltraNASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	ProFund VP UltraNASDAQ-100 (formerly ProFund VP Ultra OTC) seeks daily investment results, before fees and expenses, that correspond to twice (200%) the daily performance of the NASDAQ-100® Index.
Designation: ATF
ProFunds - ProFund VP UltraShort NASDAQ-100
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The Fund seeks daily investment results, before fees and expenses, that correspond to twice (200%) the inverse (opposite) of the daily performance of the NASDAQ-100® Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than one day.
Designation: ATF
ProFunds - ProFund VP Utilities
Investment Advisor:	ProFund Advisors LLC
Investment Objective:	The fund seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Dow Jones U.S. UtilitiesSM Index.
Designation: ATF
Rydex Variable Trust - Banking Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.
Designation: ATF
Rydex Variable Trust - Basic Materials Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Designation: ATF
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Rydex Variable Trust - Biotechnology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Designation: ATF
Rydex Variable Trust - Commodities Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate to the performance of the Goldman Sachs Commodity Total Return Index ("GSCI® Index").
Designation: LTF
Rydex Variable Trust - Consumer Products Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.
Designation: ATF
Rydex Variable Trust - Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Electronics Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Designation: ATF
Rydex Variable Trust - Energy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.
Designation: ATF
Rydex Variable Trust - Energy Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production.
Designation: ATF
Rydex Variable Trust - Europe 1.25x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Dow Jones STOXX 50 Index.
Designation: ATF
Rydex Variable Trust - Financial Services Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the financial services sector.
Designation: ATF
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond with 120% of the daily price movement of the Long Treasury Bond.
Designation: ATF
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Rydex Variable Trust - Health Care Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the health care industry.
Designation: ATF
Rydex Variable Trust - High Yield Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide investment results that correlate, before fees and expenses, to the performance of the high yield bond market.
Designation: ATF
Rydex Variable Trust - Internet Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that provide products or services designed for or related to the Internet.
Designation: ATF
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to 200% of the daily performance of the Dow Jones Industrial Average.
Designation: ATF
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Long Treasury Bond.
Designation: ATF
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the S&P Mid Cap 400® Index.
Designation: ATF
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that inversely correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that will inversely correlate to the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Japan 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correlate to the daily performance of the Nikkei 225 Stock Average.
Designation: ATF
Rydex Variable Trust - Leisure Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in leisure and entertainment businesses.
Designation: ATF
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Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400® Index.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - NASDAQ-100® Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the NASDAQ 100 Index®.
Designation: ATF
Rydex Variable Trust - Nova Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 150% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - Precious Metals Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals-related services.
Designation: ATF
Rydex Variable Trust - Real Estate Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the real estate industry including real estate investment trusts.
Designation: ATF
Rydex Variable Trust - Retailing Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, restaurant franchises, mail order operations and other companies involved in selling products to consumers.
Designation: ATF
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the Russell 2000 Index®.
Designation: ATF
Rydex Variable Trust - S&P 500 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the S&P 500® Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P 500 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P 500/Pure Value Index.
Designation: ATF
71

Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P MidCap 400/Pure Value Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Growth Index.
Designation: ATF
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to the daily performance of the S&P SmallCap 600/Pure Value Index.
Designation: ATF
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
Designation: ATF
Rydex Variable Trust - Technology Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Designation: ATF
Rydex Variable Trust - Telecommunications Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
Designation: ATF
Rydex Variable Trust - Transportation Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
Designation: ATF
Rydex Variable Trust - Utilities Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation by investing in companies that operate public utilities.
Designation: ATF
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund
Investment Advisor:	Guggenheim Investments
Investment Objective:	Investment results that correspond to 200% of the daily performance of the U.S. Dollar Index.
72

The Merger Fund VL - The Merger Fund VL
Investment Advisor:	Westchester Capital Management, LLC
Investment Objective:	Seeks to achieve capital growth by engaging in merger arbitrage.
Designation: LTF
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Both capital appreciation and current income.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Designation: LTF
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Designation: LTF
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class

This underlying mutual fund is only available in contracts for which good order applications were received before March 27, 2015
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	The fund seeks to achieve consistent absolute (positive) returns in various market cycles.
Designation: FF, LTF
73

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 1.25%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2014 (the maximum Variable Account charge of 3.10%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.369734	11.459834	10.51%	71,512
2013*	10.000000	10.369734	3.70%	7,711
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.199626	10.404486	2.01%	128,767
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.162796	20.178357	11.10%	52,013
2013	13.541764	18.162796	34.12%	31,338
2012	11.951482	13.541764	13.31%	24,242
2011	11.737408	11.951482	1.82%	26,965
2010	10.412815	11.737408	12.72%	21,579
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.914198	22.237507	11.67%	76,075
2013	15.309116	19.914198	30.08%	64,970
2012	13.531097	15.309116	13.14%	28,416
2011	13.564420	13.531097	-0.25%	23,883
2010	12.110444	13.564420	12.01%	26,147
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.490856	11.560888	0.61%	32,475
2013*	10.000000	11.490856	14.91%	7,845
74

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.403097	12.484725	0.66%	186,180
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.754592	7.174432	-18.05%	14,577
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.177046	-8.23%	1,172
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.351788	13.52%	5,493
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.772293	10.626389	-1.35%	2,112
2013	10.494449	10.772293	2.65%	7,426
2012*	10.000000	10.494449	4.94%	779,188
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.893224	8.93%	7,942
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.556200	10.905411	3.31%	111,603
2013*	10.000000	10.556200	5.56%	20,032
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.431155	11.932657	4.39%	38,672
2013*	10.000000	11.431155	14.31%	24,162
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.266775	10.538446	2.65%	711
2013*	10.000000	10.266775	2.67%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.401581	12.671706	2.18%	131,390
2013	10.174273	12.401581	21.89%	45,491
2012	9.061351	10.174273	12.28%	33,115
2011	9.898470	9.061351	-8.46%	30,251
2010	8.706017	9.898470	13.70%	30,337
2009	6.324103	8.706017	37.66%	0
2008	11.253212	6.324103	-43.80%	0
75

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.428142	11.601241	1.51%	107,695
2013	9.745667	11.428142	17.26%	63,025
2012	8.779256	9.745667	11.01%	26,990
2011	9.280944	8.779256	-5.41%	25,926
2010	8.262290	9.280944	12.33%	25,983
2009	6.161401	8.262290	34.10%	7,012
2008	10.783086	6.161401	-42.86%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.284974	11.344498	0.53%	102,433
2013	10.373294	11.284974	8.79%	41,778
2012	9.482023	10.373294	9.40%	42,791
2011	9.628479	9.482023	-1.52%	14,228
2010	8.785157	9.628479	9.60%	14,249
2009	7.257467	8.785157	21.05%	564
2008	10.510160	7.257467	-30.95%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.037178	7.788969	10.68%	20,939
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.405463	14.622977	1.51%	30,262
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.040593	9.343568	3.35%	117,404
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.166268	10.278224	1.10%	45,195
2013*	10.000000	10.166268	1.66%	33,449
76

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.062523	10.468236	4.03%	10,560
2013*	10.000000	10.062523	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.007397	10.446608	4.39%	43,148
2013*	10.000000	10.007397	0.07%	7,940
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.917120	13.019547	-6.45%	360,713
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.846146	9.272185	-5.83%	45,077
2013*	10.000000	9.846146	-1.54%	5,817
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.021274	9.746633	-2.74%	14,415
2013*	10.000000	10.021274	0.21%	277,944
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.954842	11.277393	2.94%	20,208
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.818025	12.958901	9.65%	13,949
2013*	10.000000	11.818025	18.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.979220	13.456616	3.68%	174,478
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.237909	2.38%	949
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.817842	12.035240	1.84%	20,052
2013*	10.000000	11.817842	18.18%	11,618
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.551874	11.619545	0.59%	187,798
2013*	10.000000	11.551874	15.52%	64,455
77

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.570643	15.035544	3.19%	43,330
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.672426	13.051808	2.99%	428,357
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.572298	14.032228	3.39%	96,597
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.335826	11.567627	2.04%	51,373
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.282102	10.383061	0.98%	1,726
2013*	10.000000	10.282102	2.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.354127	10.328324	-0.25%	1,933
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.107676	13.535368	3.26%	198,653
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.934988	14.388537	3.25%	20,155
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687
78

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.240880	12.581324	2.78%	50,596
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.502744	10.877751	3.57%	80,608
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.660732	-3.39%	21,876
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.747671	-2.52%	1,956
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.244010	2.44%	2,772
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.169411	1.69%	40,795
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.357020	3.57%	64,114
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.260150	2.60%	17,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.337020	3.37%	41,532
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.164268	1.64%	67,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.261313	10.381896	1.18%	7,045
2013*	10.000000	10.261313	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.326164	10.373874	0.46%	3,096
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.324439	3.24%	36,708
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.327810	3.28%	37,037
79

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.255320	2.55%	133,169
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.502769	9.383987	-1.25%	1,862,218
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.582613	9.830330	2.59%	36,438
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.580571	13.229489	-2.59%	19,401
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.013189	-9.87%	32,882
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.678914	17.054188	8.77%	16,505
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.752946	16.060827	8.87%	56,164
2013	11.064155	14.752946	33.34%	9,887
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.428588	16.826691	2.42%	23,802
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
80

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.020564	18.512921	15.56%	85,493
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.045302	10.45%	17,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.750518	7.51%	66,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.430214	4.30%	16,103
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.895671	8.96%	24,915
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.323793	11.841129	27.00%	87,625
2013*	10.000000	9.323793	-6.76%	4,324
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.064361	9.987646	-0.76%	104,960
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.134311	9.978018	-1.54%	19,872
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.668340	9.681351	0.13%	257,995
2013*	10.000000	9.668340	-3.32%	70,032
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.884762	10.497175	6.20%	28,685
2013	9.632538	9.884762	2.62%	34,474
2012*	10.000000	9.632538	-3.67%	18,536
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.555764	10.311642	-2.31%	160,884
2013	10.219045	10.555764	3.30%	158,963
2012*	10.000000	10.219045	2.19%	82,899
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.433510	11.522727	0.78%	37,467
2013*	10.000000	11.433510	14.34%	11,953
81

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.690441	10.604823	-0.80%	38,087
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.785130	7.863515	-19.64%	34,277
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.872733	11.889004	0.14%	56,814
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.183910	11.077350	-0.95%	10,510
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.011131	11.108203	0.88%	95,191
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.705155	12.951934	1.94%	132,105
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.110297	10.058619	-0.51%	124,701
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
82

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.466187	10.766092	2.87%	112,265
2013	10.820820	10.466187	-3.28%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.933184	10.097727	1.66%	46,794
2013*	10.000000	9.933184	-0.67%	18,108
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.530905	13.674324	1.06%	69,057
2013	12.454443	13.530905	8.64%	1,160,022
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.382122	10.091530	-2.80%	27,713
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
2014	12.957383	14.123145	9.00%	684
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.674735	9.714915	0.42%	32,437
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2014	4.825627	4.086323	-15.32%	14,776
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.621039	27.697732	28.11%	104,347
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
83

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.763642	16.251086	10.08%	51,815
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.733027	14.948331	8.85%	175,966
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.053860	17.828651	11.06%	193,728
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.495056	8.101933	-4.63%	41,856
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.191388	11.900055	-9.79%	3,581
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.297724	14.827703	11.51%	14,091
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.368612	18.773194	22.15%	85,744
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.630384	14.210737	4.26%	24,976
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
84

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.416614	11.267233	-9.26%	25,605
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
2014	14.990886	14.969558	-0.14%	34,097
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2014	12.764284	13.011370	1.94%	33,869
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.436007	18.990702	15.54%	110,948
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.920799	12.252854	-11.98%	56,258
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.929052	17.596575	17.87%	29,036
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.284597	3.221229	-24.82%	50,905
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.611529	13.100424	23.45%	53,012
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
85

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.746453	3.957514	-31.13%	18,930
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.994275	14.605695	32.85%	137,470
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.707453	7.388149	-4.14%	0
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.280917	5.360901	1.51%	754
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.288317	3.413920	-20.39%	11,911
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
2014	12.495670	14.574806	16.64%	26,424
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.124334	12.040526	-0.69%	6,046
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
86

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.895022	16.021188	34.69%	6,389
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.945404	34.803533	34.14%	17,850
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.841184	1.168103	-36.56%	30,565
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.972472	14.883110	24.31%	46,466
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.396726	8.575244	2.13%	19,015
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.772079	22.079088	-3.04%	14,352
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	23.110700	30.283486	31.04%	36,113
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
87

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.706511	3.066949	-34.84%	70,056
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	26.213159	29.153979	11.22%	43,653
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.735984	20.457199	15.34%	86,284
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.270947	11.328273	22.19%	9,324
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
2014	27.302980	21.940070	-19.64%	45,200
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
88

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.709756	21.428010	-30.22%	34,245
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.317185	10.643826	-13.59%	916
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.709528	11.906022	11.17%	64,336
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.714082	20.896126	32.98%	31,625
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.680633	24.219261	23.06%	107,415
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
89

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2014	27.240071	27.425862	0.68%	5,204
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.117053	0.862988	-22.74%	162,487
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.145805	3.074079	-25.85%	52,110
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.404356	2.099848	-12.66%	30,876
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.411100	1.133854	-19.65%	22,908
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
90

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.161065	1.945224	-9.99%	118,959
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.799495	2.364902	-15.52%	42,331
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.495231	11.272915	-16.47%	1,423
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	26.312112	27.928473	6.14%	7,427
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	31.845949	35.201099	10.54%	5,578
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
91

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.379383	31.531452	34.87%	306,969
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.894295	27.712194	15.98%	48,780
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.577812	19.413417	17.10%	20,383
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.447742	10.159721	-18.38%	67,127
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.540600	23.350273	19.50%	49,175
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
92

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	24.254956	26.025016	7.30%	4,022
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.821641	26.592209	2.98%	5,328
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.540638	19.129960	23.10%	519,397
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.232194	20.240435	11.01%	330,892
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.564984	20.339187	9.56%	262,296
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
93

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.580741	23.896604	-2.78%	78,321
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	19.092039	20.121011	5.39%	39,994
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.925343	20.663681	-1.25%	69,918
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.365207	18.373675	0.05%	85,406
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.470496	6.640925	21.40%	39,121
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121
94

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.992608	19.589840	8.88%	20,896
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.991633	9.111462	1.33%	14,721
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.727992	29.986697	21.27%	15,201
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.708881	16.636749	21.36%	85,092
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.092529	7.782247	-22.89%	5,612
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.054902	10.065685	0.11%	12,138
2013*	10.000000	10.054902	0.55%	0
95

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.822841	10.996468	1.60%	35,204
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.614770	6.15%	35,848
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.790892	12.132028	12.43%	30,767
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.410034	11.492315	0.72%	21,224
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.576641	6.851397	-20.12%	68,386
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.976947	9.747171	-2.30%	69,557
2013	9.617585	9.976947	3.74%	68,173
2012	9.611631	9.617585	0.06%	216,320
2011*	10.000000	9.611631	-3.88%	176,972
96

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.342939	11.215988	8.44%	0
2013*	10.000000	10.342939	3.43%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.698211	9.707669	0.10%	0
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	11.740307	12.798857	9.02%	0
2013	8.920241	11.740307	31.61%	0
2012	8.023326	8.920241	11.18%	0
2011	8.029722	8.023326	-0.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	11.874011	13.010955	9.58%	0
2013	9.302329	11.874011	27.65%	0
2012	8.379283	9.302329	11.02%	0
2011	8.559978	8.379283	-2.11%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.346647	11.201848	-1.28%	0
2013*	10.000000	11.346647	13.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.573030	11.430912	-1.23%	0
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.168611	6.568703	-19.59%	0
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.061675	-9.38%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.209298	12.09%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.438097	10.103802	-3.20%	0
2013	10.363017	10.438097	0.72%	0
2012*	10.000000	10.363017	3.63%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.756439	7.56%	0
97

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.423618	10.566697	1.37%	0
2013*	10.000000	10.423618	4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.287692	11.562126	2.43%	0
2013*	10.000000	11.287692	12.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.240239	10.314296	0.72%	0
2013*	10.000000	10.240239	2.40%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	10.848339	10.876945	0.26%	0
2013	9.069801	10.848339	19.61%	0
2012	8.232267	9.069801	10.17%	0
2011	9.164204	8.232267	-10.17%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.073768	10.034747	-0.39%	0
2013	8.754632	10.073768	15.07%	0
2012	8.037406	8.754632	8.92%	0
2011	8.658605	8.037406	-7.17%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	9.871760	9.737892	-1.36%	0
2013	9.247470	9.871760	6.75%	0
2012	8.614691	9.247470	7.35%	0
2011	8.914371	8.614691	-3.36%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.395849	6.946521	8.61%	0
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	9.887664	9.848912	-0.39%	0
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	7.558186	7.665149	1.42%	0
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
98

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.038570	9.958991	-0.79%	0
2013*	10.000000	10.038570	0.39%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.036488	10.245567	2.08%	0
2013*	10.000000	10.036488	0.36%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.981514	10.224371	2.43%	0
2013*	10.000000	9.981514	-0.18%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	12.985749	11.920490	-8.20%	0
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.722455	8.984054	-7.59%	0
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.895371	9.443833	-4.56%	0
2013*	10.000000	9.895371	-1.05%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.416267	10.522066	1.02%	0
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.669692	12.556549	7.60%	0
2013*	10.000000	11.669692	16.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.341225	12.555431	1.74%	0
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.109305	1.09%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.604968	11.597000	-0.07%	0
2013*	10.000000	11.604968	16.05%	0
99

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.343768	11.196407	-1.30%	0
2013*	10.000000	11.343768	13.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.595537	13.766457	1.26%	0
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.824373	11.950204	1.06%	0
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.664006	12.847852	1.45%	0
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.577180	10.591262	0.13%	0
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.255523	10.162179	-0.91%	0
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.327369	10.108613	-2.12%	0
2013*	10.000000	10.327369	3.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.230503	12.392971	1.33%	0
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.002402	13.174048	1.32%	0
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
100

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.421685	11.519417	0.86%	0
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	9.986412	10.149231	1.63%	0
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.536353	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.625177	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.115332	1.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.038531	0.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.223750	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.128119	1.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.203989	2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.033459	0.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.234786	10.161045	-0.72%	0
2013*	10.000000	10.234786	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.299468	10.153183	-1.42%	0
2013*	10.000000	10.299468	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.191570	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.194904	1.95%	0
101

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.123340	1.23%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	8.801300	8.528462	-3.10%	0
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.462179	9.524940	0.66%	0
2013*	10.000000	9.462179	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.671682	12.112753	-4.41%	0
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.897115	-11.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.629812	15.614976	6.73%	0
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	13.765560	14.705146	6.83%	0
2013	10.520579	13.765560	30.84%	0
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.329207	15.406442	0.50%	0
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.948450	16.950516	13.39%	0
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.903228	9.03%	0
102

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.612212	6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.296002	2.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.755464	7.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.206582	11.473470	24.62%	0
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.569524	9.318664	-2.62%	0
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.108097	9.765713	-3.39%	0
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.546859	9.380608	-1.74%	0
2013*	10.000000	9.546859	-4.53%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.598339	10.002074	4.21%	0
2013	9.532000	9.598339	0.70%	0
2012*	10.000000	9.532000	-4.68%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.249965	9.825318	-4.14%	0
2013	10.112426	10.249965	1.36%	0
2012*	10.000000	10.112426	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.290024	11.164918	-1.11%	0
2013*	10.000000	11.290024	12.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.164871	9.894538	-2.66%	0
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
103

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.130287	7.199665	-21.15%	0
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.078100	10.885459	-1.74%	0
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.433751	10.140739	-2.81%	0
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.274178	10.170579	-1.01%	0
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	11.854812	11.858654	0.03%	0
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.611738	9.383470	-2.37%	0
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.907484	9.882922	-0.25%	0
2013*	10.000000	9.907484	-0.93%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.625556	12.520337	-0.83%	0
2013	11.842921	12.625556	6.61%	0
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0
104

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.687046	9.239393	-4.62%	0
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.320043	13.176949	6.96%	0
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.198809	9.063841	-1.47%	0
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.502424	3.741170	-16.91%	0
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.558824	25.844098	25.71%	0
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	13.775668	14.879526	8.01%	0
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.057958	13.947272	6.81%	0
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.264822	16.634767	8.97%	0
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
105

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	7.926162	7.417621	-6.42%	0
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.308334	10.895278	-11.48%	0
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.643829	13.834531	9.42%	0
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.613324	17.516404	19.87%	0
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	12.960272	13.258877	2.30%	0
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2014	11.585405	10.315896	-10.96%	0
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.253948	13.966913	-2.01%	0
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	11.909671	11.912766	0.03%	0
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
106

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.336456	17.388430	13.38%	0
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	12.989094	11.218289	-13.63%	0
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.195413	16.418520	15.66%	0
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.073715	3.005148	-26.23%	0
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.089682	12.223039	21.14%	0
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.361364	3.623043	-32.42%	0
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.453495	13.627345	30.36%	0
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.191510	6.764485	-5.94%	0
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
107

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2014	4.927286	4.908224	-0.39%	0
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.001000	3.125469	-21.88%	0
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	11.881545	13.599026	14.46%	0
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.528311	11.234071	-2.55%	0
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.098898	14.668849	32.16%	536
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.210351	31.868284	31.63%	0
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.717694	1.069297	-37.75%	0
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.383813	13.886439	21.98%	0
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
108

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Banking Fund - Q/NQ
2014	4.802694	4.812922	0.21%	0
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	11.280258	10.731882	-4.86%	0
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.114117	27.149523	28.58%	0
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.496983	3.514789	-36.06%	0
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	15.685073	17.118073	9.14%	0
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.391198	14.024633	13.18%	0
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.428240	10.105706	19.90%	0
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.395905	8.985572	-21.15%	0
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
109

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	10.836413	7.419182	-31.53%	0
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.517188	5.526204	-15.21%	0
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	6.407714	6.990188	9.09%	0
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.231593	14.655638	30.49%	0
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	14.875263	17.963033	20.76%	0
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	15.888630	15.697236	-1.20%	0
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.363770	1.033832	-24.19%	0
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.196571	3.053374	-27.24%	0
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
110

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.746689	2.353875	-14.30%	0
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.558403	2.017192	-21.15%	0
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.604294	2.300267	-11.67%	0
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.675078	3.046374	-17.11%	0
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	9.394024	7.699950	-18.03%	0
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	13.110659	13.655290	4.15%	0
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	13.973563	15.156345	8.46%	0
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.440644	27.052072	32.34%	0
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
111

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.065552	18.283672	13.81%	0
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	11.227463	12.901663	14.91%	0
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	4.973096	3.982752	-19.91%	0
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	7.833411	9.185401	17.26%	0
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	14.322027	15.079277	5.29%	0
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	11.788752	11.913025	1.05%	0
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	10.407000	12.570718	20.79%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	14.937328	16.271984	8.94%	0
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
112

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	12.619809	13.566830	7.50%	0
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	18.356686	17.511239	-4.61%	0
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	12.253243	12.671657	3.41%	0
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	14.735704	14.278714	-3.10%	0
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.000769	11.781322	-1.83%	0
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.040710	6.004584	19.12%	0
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	11.687535	12.486674	6.84%	0
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.657301	7.613958	-0.57%	0
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
113

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	12.293462	14.628627	19.00%	8,585
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	10.731916	12.780148	19.09%	0
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.249775	6.242055	-24.34%	0
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.028883	9.851536	-1.77%	0
2013*	10.000000	10.028883	0.29%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.290741	10.259911	-0.30%	0
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.481450	4.81%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.260185	11.319348	10.32%	0
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	10.849047	10.722538	-1.17%	0
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.154651	6.391972	-21.62%	0
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
114

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.486390	9.094260	-4.13%	0
2013	9.319285	9.486390	1.79%	0
2012	9.491826	9.319285	-1.82%	0
2011*	10.000000	9.491826	-5.08%	0
115

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial advisor prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
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IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½, the Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract's IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner's IRA is allowed. The one year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court's interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. The IRS began applying this new interpretation to any IRA rollover distribution that occurs on or after January 1, 2015.
To allow time for transition to the new interpretation of the one-rollover-per-year limitation, the IRS issued Announcement 2014-32 on November 10, 2014. The aggregation rule will apply to distributions from different IRAs only if each of the distributions occur after December 31, 2014. Therefore, a 2014 IRA distribution that is rolled over can be ignored when applying the one-rollover-per-year limitation to a 2015 IRA distribution. The announcement also clarified that rollovers between an individual's Roth IRAs would prevent a separate rollover within the 1-year period between the individual's traditional IRAs, and vice versa.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $5,500; if the contract owner is age 50 or older, the annual premium cannot exceed $6,500 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.
There are income limitations on eligibility to participate in a Roth IRA.
For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract's IRA endorsement.
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Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
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When the owner of a Tax Sheltered Annuity attains the age of 70½, the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial consultant, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to the regular income tax, and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
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Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;
•	it is attributable to the contract owner's disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five taxable-year period, beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner, has passed.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner's investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be
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annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner's death;
•	the result of a contract owner's disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
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If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of property in addition to another annuity contract, such as cash, special rules may cause a portion of the transaction to be taxable to the extent of the value of the property, other than the annuity contract received in the exchange.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-11 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
In U.S. v. Windsor, the United States Supreme Court declared Section 3 of the Defense of Marriage Act to be unconstitutional and concluded that same sex marriages, in states that recognize them, are to be accorded the same federal benefits, rights and obligations as other marriages recognized by that state.
Revenue Ruling 2013-17 declared that the terms "spouse," "husband and wife," "husband" and "wife" do not include individuals (whether of the opposite sex or the same sex) who have entered into a registered domestic partnership, civil union, or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state. Therefore, the favorable income-deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into a domestic partnership, civil union or other similar formal relationship recognized under state law that is not denominated as a marriage under the laws of that state.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
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•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to withholding rates established by Section 3405 of the Code and is applied against the amount of income that is distributed.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien's conduct of business in the United States;
(2)	the distribution is includable in the non-resident alien's gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien's country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
a)	an individual who is two or more generations younger than the contract owner; or
b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
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If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was accidental;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
If the contract is purchased as an investment in certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401 and 408(a) of the Code), tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial advisor for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs,
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Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner's death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Distributions from a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse,
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determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.
If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.
If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;
(b)	if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the greater of (a) the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter; or (b) the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life
126

expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Additional Medicare Tax
Effective January 1, 2013, Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly, or qualifying widow(er) with dependent child); $125,000 (married filing separately); or $200,000 (single, or head of household (with qualifying person)). The threshold for an estate or trust that is subject to the surtax is generally equal to the dollar amount at which the highest tax bracket under Code Section 1(e) begins for the taxable year. For 2015, that amount is $12,300.
Modified adjusted gross income is equal to gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. It may also include taxable distributions from, and gain from the sale or surrender of, life insurance contracts. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Tax Changes
The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial advisor for more information.
In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Code, including the following:
•	generally lowering federal income tax rates;
•	increasing the amounts that may be contributed to various retirement plans, such as individual retirement plans, Tax Sheltered Annuities, and Qualified Plans;
•	increasing the portability of various retirement plans by permitting individual retirement plans, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;
•	eliminating and/or reducing the highest federal estate tax rates;
•	increasing the estate tax credit; and
•	for persons dying after 2009, repealing the estate tax.
In 2006, the Pension Protection Act of 2006 made permanent the EGTRRA provisions noted above that increase the amounts that may be contributed to various retirement plans and that increase the portability of various retirement plans. However, all of the other changes resulting from EGTRRA were scheduled to "sunset," or become ineffective, after December 31, 2010 unless they were extended by additional legislation. The American Taxpayer Relief Act (ATRA) was enacted on January 1, 2013 and made permanent the lower federal income tax rates established under EGTRRA, except for individuals with taxable income above $400,000 ($450,000 for married couples) whose tax rate will revert to the pre-EGTRRA tax rate of 39.6%. ATRA also permanently provides for a maximum federal estate tax rate of 40% with an
127

annually inflation-adjusted $5 million exclusion for estates of persons dying after December 31, 2012. Consult a qualified tax or financial advisor for further information relating to these and other tax issues.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial consultant, tax advisor or legal counsel to discuss the taxation and use of the contracts.
128

America's marketFLEX® II Annuity
America's marketFLEX® Edge
STATEMENT OF ADDITIONAL INFORMATION
May 1, 2015
Individual Deferred Variable Annuity Contracts
Issued by Nationwide Life Insurance Company
through its Nationwide Variable Account-4
This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2015. The prospectus may be obtained from Nationwide Life Insurance Company by writing P.O. Box 182021, Columbus, Ohio 43218-2021 or calling 1-800-848-6331, TDD 1-800-238-3035. Capitalized terms in this Statement of Additional Information correspond to terms defined in the prospectus.

General Information and History
Nationwide Variable Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $195 billion as of December 31, 2014.
Services
Nationwide, which has responsibility for administration of the contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner, the number and type of contract issued to each Contract Owner, and records with respect to the Contract Value.
The custodian of the assets of the Variable Account is Nationwide. Nationwide will maintain a record of all purchases and redemptions of shares of the underlying mutual funds. Nationwide or its affiliates may have entered into agreements with the underlying mutual funds and/or their affiliates. The agreements relate to services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials, and fund communications, as well as maintaining the websites and voice response systems necessary for Contract Owners to execute trades in the funds. Nationwide also acts as a limited agent for each underlying mutual fund for purposes of accepting the trades. See Underlying Mutual Fund Payments located in the prospectus.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.75% (of the purchase payment amount) for the marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Independent Registered Public Accounting Firm
The financial statements of Nationwide Variable Account-4 and the consolidated financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
Purchase of Securities Being Offered
The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (FINRA).

Underwriters
The contracts, which are offered continuously, are distributed by Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For contracts issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. No underwriting commissions have been paid by Nationwide to NISC for each of this Variable Account's last three fiscal years.
Advertising
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized.
Performance information is based on historical earnings and is not intended to predict or project future results.
Standardized performance will reflect the maximum Variable Account charges possible under the contract. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Performance Comparisons
Each Sub-Account may, from time to time, include in advertisements the ranking of its performance figures compared with performance figures of other annuity contracts' Sub-Accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Annuity Payments
See Annuitizing the Contract located in the prospectus.

Condensed Financial Information
The following charts represent the Accumulation Unit values for all fee levels as of December 31, 2014. The term "Period" is defined as a complete calendar year unless otherwise noted. Those periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and Variable Account charges which may vary from contract to contract (for more information on the calculation of Accumulation Unit values, see Determining Variable Account Value – Valuing an Accumulation Unit in the prospectus).
The following Sub-Accounts were added to the Variable Account after December 31, 2014; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.680760	12.354819	5.77%	43,222
2013	10.173133	11.680760	14.82%	54,240
2012	9.086782	10.173133	11.96%	11,054
2011*	10.000000	9.086782	-9.13%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.369734	11.459834	10.51%	71,512
2013*	10.000000	10.369734	3.70%	7,711
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.199626	10.404486	2.01%	128,767
2013	11.285706	10.199626	-9.62%	101,410
2012	10.642847	11.285706	6.04%	36,213
2011*	10.000000	10.642847	6.43%	25,285
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.162796	20.178357	11.10%	52,013
2013	13.541764	18.162796	34.12%	31,338
2012	11.951482	13.541764	13.31%	24,242
2011	11.737408	11.951482	1.82%	26,965
2010	10.412815	11.737408	12.72%	21,579
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.914198	22.237507	11.67%	76,075
2013	15.309116	19.914198	30.08%	64,970
2012	13.531097	15.309116	13.14%	28,416
2011	13.564420	13.531097	-0.25%	23,883
2010	12.110444	13.564420	12.01%	26,147
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.490856	11.560888	0.61%	32,475
2013*	10.000000	11.490856	14.91%	7,845

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.403097	12.484725	0.66%	186,180
2013	10.977568	12.403097	12.99%	169,807
2012	10.109280	10.977568	8.59%	97,732
2011	10.623709	10.109280	-4.84%	96,080
2010*	10.000000	10.623709	6.24%	91,315
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.754592	7.174432	-18.05%	14,577
2013	9.880236	8.754592	-11.39%	12,303
2012	10.219739	9.880236	-3.32%	11,506
2011	11.847747	10.219739	-13.74%	16,915
2010*	10.000000	11.847747	18.48%	6,173
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.177046	-8.23%	1,172
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.351788	13.52%	5,493
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.772293	10.626389	-1.35%	2,112
2013	10.494449	10.772293	2.65%	7,426
2012*	10.000000	10.494449	4.94%	779,188
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.893224	8.93%	7,942
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.486829	11.971485	4.22%	12,091
2013	10.085220	11.486829	13.90%	8,452
2012	9.099785	10.085220	10.83%	7,260
2011*	10.000000	9.099785	-9.00%	2,699
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.106581	14.327004	1.56%	43,296
2013	11.541588	14.106581	22.22%	48,565
2012	10.134164	11.541588	13.89%	38,364
2011	10.422891	10.134164	-2.77%	38,024
2010*	10.000000	10.422891	4.23%	22,893
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.556200	10.905411	3.31%	111,603
2013*	10.000000	10.556200	5.56%	20,032
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.431155	11.932657	4.39%	38,672
2013*	10.000000	11.431155	14.31%	24,162

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.266775	10.538446	2.65%	711
2013*	10.000000	10.266775	2.67%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.401581	12.671706	2.18%	131,390
2013	10.174273	12.401581	21.89%	45,491
2012	9.061351	10.174273	12.28%	33,115
2011	9.898470	9.061351	-8.46%	30,251
2010	8.706017	9.898470	13.70%	30,337
2009	6.324103	8.706017	37.66%	0
2008	11.253212	6.324103	-43.80%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.428142	11.601241	1.51%	107,695
2013	9.745667	11.428142	17.26%	63,025
2012	8.779256	9.745667	11.01%	26,990
2011	9.280944	8.779256	-5.41%	25,926
2010	8.262290	9.280944	12.33%	25,983
2009	6.161401	8.262290	34.10%	7,012
2008	10.783086	6.161401	-42.86%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.284974	11.344498	0.53%	102,433
2013	10.373294	11.284974	8.79%	41,778
2012	9.482023	10.373294	9.40%	42,791
2011	9.628479	9.482023	-1.52%	14,228
2010	8.785157	9.628479	9.60%	14,249
2009	7.257467	8.785157	21.05%	564
2008	10.510160	7.257467	-30.95%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	7.037178	7.788969	10.68%	20,939
2013	6.946406	7.037178	1.31%	27,452
2012	7.922204	6.946406	-12.32%	24,510
2011	8.779742	7.922204	-9.77%	23,841
2010	9.216771	8.779742	-4.74%	16,128
2009	9.723797	9.216771	-5.21%	24,808
2008*	10.000000	9.723797	-2.76%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.405463	14.622977	1.51%	30,262
2013	12.419591	14.405463	15.99%	30,896
2012	12.043507	12.419591	3.12%	7,987
2011	13.052213	12.043507	-7.73%	19,662
2010	11.885195	13.052213	9.82%	18,475
2009	9.454987	11.885195	25.70%	5,117
2008	16.156237	9.454987	-41.48%	5,448

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	9.040593	9.343568	3.35%	117,404
2013	9.006135	9.040593	0.38%	110,791
2012	8.921904	9.006135	0.94%	38,715
2011	8.739110	8.921904	2.09%	22,741
2010	8.334476	8.739110	4.85%	14,640
2009	8.726543	8.334476	-4.49%	15,530
2008	10.872471	8.726543	-19.74%	9,214
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.166268	10.278224	1.10%	45,195
2013*	10.000000	10.166268	1.66%	33,449
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.062523	10.468236	4.03%	10,560
2013*	10.000000	10.062523	0.63%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.007397	10.446608	4.39%	43,148
2013*	10.000000	10.007397	0.07%	7,940
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.917120	13.019547	-6.45%	360,713
2013	11.262704	13.917120	23.57%	230,140
2012	9.570373	11.262704	17.68%	130,222
2011	10.443862	9.570373	-8.36%	122,125
2010*	10.000000	10.443862	4.44%	67,187
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.846146	9.272185	-5.83%	45,077
2013*	10.000000	9.846146	-1.54%	5,817
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.021274	9.746633	-2.74%	14,415
2013*	10.000000	10.021274	0.21%	277,944
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.954842	11.277393	2.94%	20,208
2013	10.220431	10.954842	7.19%	17,725
2012	9.472553	10.220431	7.90%	7,137
2011*	10.000000	9.472553	-5.27%	4,851
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.818025	12.958901	9.65%	13,949
2013*	10.000000	11.818025	18.18%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.979220	13.456616	3.68%	174,478
2013	10.661065	12.979220	21.74%	92,492
2012	9.329975	10.661065	14.27%	3,156
2011*	10.000000	9.329975	-6.70%	4,605
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.848213	-1.52%	31,144
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.237909	2.38%	949
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.817842	12.035240	1.84%	20,052
2013*	10.000000	11.817842	18.18%	11,618
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.551874	11.619545	0.59%	187,798
2013*	10.000000	11.551874	15.52%	64,455
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.570643	15.035544	3.19%	43,330
2013	11.396019	14.570643	27.86%	43,102
2012	9.935672	11.396019	14.70%	3,340
2011	10.746668	9.935672	-7.55%	467
2010*	10.000000	10.746668	7.47%	573
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.672426	13.051808	2.99%	428,357
2013	11.192329	12.672426	13.22%	317,610
2012	10.205513	11.192329	9.67%	18,350
2011	10.475331	10.205513	-2.58%	3,356
2010*	10.000000	10.475331	4.75%	657
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.572298	14.032228	3.39%	96,597
2013	11.335714	13.572298	19.73%	52,252
2012	10.101421	11.335714	12.22%	551
2011	10.594298	10.101421	-4.65%	744
2010*	10.000000	10.594298	5.94%	744
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.335826	11.567627	2.04%	51,373
2013	10.939682	11.335826	3.62%	30,724
2012	10.305684	10.939682	6.15%	75,130
2011	10.290653	10.305684	0.15%	5,617
2010*	10.000000	10.290653	2.91%	2,228

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.282102	10.383061	0.98%	1,726
2013*	10.000000	10.282102	2.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.354127	10.328324	-0.25%	1,933
2013*	10.000000	10.354127	3.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.107676	13.535368	3.26%	198,653
2013	11.267447	13.107676	16.33%	176,938
2012	10.154316	11.267447	10.96%	46,490
2011	10.528169	10.154316	-3.55%	49,924
2010*	10.000000	10.528169	5.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.934988	14.388537	3.25%	20,155
2013	11.354772	13.934988	22.72%	80,416
2012	10.035123	11.354772	13.15%	10,603
2011	10.659863	10.035123	-5.86%	22,983
2010*	10.000000	10.659863	6.60%	4,687
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.240880	12.581324	2.78%	50,596
2013	11.143449	12.240880	9.85%	9,879
2012	10.254850	11.143449	8.67%	0
2011	10.412543	10.254850	-1.51%	0
2010*	10.000000	10.412543	4.13%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.502744	10.877751	3.57%	80,608
2013	10.858155	10.502744	-3.27%	24,369
2012	10.265261	10.858155	5.78%	3,427
2011*	10.000000	10.265261	2.65%	8,357
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.660732	-3.39%	21,876
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.747671	-2.52%	1,956
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.244010	2.44%	2,772
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.169411	1.69%	40,795
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.357020	3.57%	64,114

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.260150	2.60%	17,703
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.337020	3.37%	41,532
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.164268	1.64%	67,118
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.261313	10.381896	1.18%	7,045
2013*	10.000000	10.261313	2.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.326164	10.373874	0.46%	3,096
2013*	10.000000	10.326164	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.324439	3.24%	36,708
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.327810	3.28%	37,037
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.255320	2.55%	133,169
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.502769	9.383987	-1.25%	1,862,218
2013	9.623055	9.502769	-1.25%	868,212
2012	9.745200	9.623055	-1.25%	1,157,921
2011	9.868210	9.745200	-1.25%	1,552,043
2010	9.993110	9.868210	-1.25%	600,666
2009*	10.000000	9.993110	-0.07%	85,270
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.582613	9.830330	2.59%	36,438
2013*	10.000000	9.582613	-4.17%	2,538
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.580571	13.229489	-2.59%	19,401
2013	11.358408	13.580571	19.56%	13,678
2012	9.957142	11.358408	14.07%	2,306
2011	11.156584	9.957142	-10.75%	1,695
2010*	10.000000	11.156584	11.57%	1,612
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.013189	-9.87%	32,882

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.678914	17.054188	8.77%	16,505
2013	11.812271	15.678914	32.73%	9,022
2012	10.299743	11.812271	14.69%	2,118
2011	10.778258	10.299743	-4.44%	1,434
2010*	10.000000	10.778258	7.78%	1,006
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.752946	16.060827	8.87%	56,164
2013	11.064155	14.752946	33.34%	9,887
2012	9.528341	11.064155	16.12%	1,322
2011	10.274699	9.528341	-7.26%	916
2010*	10.000000	10.274699	2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.428588	16.826691	2.42%	23,802
2013	12.002722	16.428588	36.87%	6,668
2012	10.602349	12.002722	13.21%	9,360
2011	11.236421	10.602349	-5.64%	0
2010*	10.000000	11.236421	12.36%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	16.020564	18.512921	15.56%	85,493
2013	11.957237	16.020564	33.98%	39,237
2012	10.407717	11.957237	14.89%	2,582
2011	10.789657	10.407717	-3.54%	0
2010*	10.000000	10.789657	7.90%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.045302	10.45%	17,871
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.750518	7.51%	66,777
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.430214	4.30%	16,103
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.895671	8.96%	24,915
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.323793	11.841129	27.00%	87,625
2013*	10.000000	9.323793	-6.76%	4,324
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.064361	9.987646	-0.76%	104,960
2013	10.181007	10.064361	-1.15%	109,534
2012	9.959272	10.181007	2.23%	49,652
2011*	10.000000	9.959272	-0.41%	62,841

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.134311	9.978018	-1.54%	19,872
2013*	10.000000	10.134311	1.34%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.668340	9.681351	0.13%	257,995
2013*	10.000000	9.668340	-3.32%	70,032
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.884762	10.497175	6.20%	28,685
2013	9.632538	9.884762	2.62%	34,474
2012*	10.000000	9.632538	-3.67%	18,536
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.555764	10.311642	-2.31%	160,884
2013	10.219045	10.555764	3.30%	158,963
2012*	10.000000	10.219045	2.19%	82,899
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.433510	11.522727	0.78%	37,467
2013*	10.000000	11.433510	14.34%	11,953
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.690441	10.604823	-0.80%	38,087
2013	10.813943	10.690441	-1.14%	56,067
2012	9.538731	10.813943	13.37%	28,411
2011*	10.000000	9.538731	-4.61%	4,310
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.785130	7.863515	-19.64%	34,277
2013	11.618735	9.785130	-15.78%	33,305
2012	11.192655	11.618735	3.81%	33,831
2011	12.258830	11.192655	-8.70%	34,833
2010*	10.000000	12.258830	22.59%	21,111
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.872733	11.889004	0.14%	56,814
2013	12.933761	11.872733	-8.20%	24,066
2012	11.121883	12.933761	16.29%	35,297
2011	10.603725	11.121883	4.89%	22,122
2010*	10.000000	10.603725	6.04%	14,597
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.183910	11.077350	-0.95%	10,510
2013	12.121494	11.183910	-7.73%	14,255
2012	11.664977	12.121494	3.91%	15,717
2011	10.895255	11.664977	7.06%	20,503
2010*	10.000000	10.895255	8.95%	10,632

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.011131	11.108203	0.88%	95,191
2013	12.195200	11.011131	-9.71%	80,444
2012	11.556858	12.195200	5.52%	31,085
2011	10.890759	11.556858	6.12%	32,189
2010*	10.000000	10.890759	8.91%	15,203
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.705155	12.951934	1.94%	132,105
2013	12.180269	12.705155	4.31%	301,619
2012	10.801586	12.180269	12.76%	482,792
2011	10.595317	10.801586	1.95%	113,907
2010*	10.000000	10.595317	5.95%	39,285
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.110297	10.058619	-0.51%	124,701
2013	10.262115	10.110297	-1.48%	74,217
2012	9.827266	10.262115	4.42%	27,164
2011*	10.000000	9.827266	-1.73%	40,094
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.466187	10.766092	2.87%	112,265
2013	10.820820	10.466187	-3.28%	88,176
2012	10.007389	10.820820	8.13%	134,779
2011*	10.000000	10.007389	0.07%	24,549
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.933184	10.097727	1.66%	46,794
2013*	10.000000	9.933184	-0.67%	18,108
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	9.002739	7.752323	-13.89%	18,010
2013	9.320906	9.002739	-3.41%	18,281
2012	8.453550	9.320906	10.26%	18,842
2011	11.206950	8.453550	-24.57%	22,274
2010*	10.000000	11.206950	12.07%	25,202
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.211999	13.008214	-1.54%	6,191
2013	11.966523	13.211999	10.41%	6,371
2012	10.474393	11.966523	14.25%	102,567
2011	10.826497	10.474393	-3.25%	27,813
2010*	10.000000	10.826497	8.26%	5,318
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.530905	13.674324	1.06%	69,057
2013	12.454443	13.530905	8.64%	1,160,022
2012	11.051445	12.454443	12.70%	338,614
2011	10.892046	11.051445	1.46%	11,751
2010*	10.000000	10.892046	8.92%	37,932

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.382122	10.091530	-2.80%	27,713
2013	9.144427	10.382122	13.53%	24,752
2012	8.019287	9.144427	14.03%	23,565
2011	11.123679	8.019287	-27.91%	10,782
2010*	10.000000	11.123679	11.24%	17,124
ProFunds - ProFund VP Banks - Q/NQ
2014	12.957383	14.123145	9.00%	684
2013	9.831990	12.957383	31.79%	2,280
2012	7.463517	9.831990	31.73%	20,070
2011*	10.000000	7.463517	-25.36%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.674735	9.714915	0.42%	32,437
2013	8.272384	9.674735	16.95%	80,084
2012	7.722043	8.272384	7.13%	22,158
2011*	10.000000	7.722043	-22.78%	382
ProFunds - ProFund VP Bear - Q/NQ
2014	4.825627	4.086323	-15.32%	14,776
2013	6.653233	4.825627	-27.47%	19,411
2012	8.078346	6.653233	-17.64%	1,385
2011	8.978092	8.078346	-10.02%	6,492
2010*	10.000000	8.978092	-10.22%	6,762
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.621039	27.697732	28.11%	104,347
2013	13.000133	21.621039	66.31%	35,416
2012	9.356338	13.000133	38.94%	286,311
2011*	10.000000	9.356338	-6.44%	2,204
ProFunds - ProFund VP Bull - Q/NQ
2014	14.763642	16.251086	10.08%	51,815
2013	11.521974	14.763642	28.13%	72,596
2012	10.245204	11.521974	12.46%	103,367
2011	10.374545	10.245204	-1.25%	20,887
2010*	10.000000	10.374545	3.75%	1,860
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.733027	14.948331	8.85%	175,966
2013	10.826479	13.733027	26.85%	11,464
2012	9.889818	10.826479	9.47%	11,872
2011*	10.000000	9.889818	-1.10%	3,530
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	16.053860	17.828651	11.06%	193,728
2013	11.623022	16.053860	38.12%	69,824
2012	9.639985	11.623022	20.57%	10,382
2011*	10.000000	9.639985	-3.60%	3,003

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.495056	8.101933	-4.63%	41,856
2013	9.193037	8.495056	-7.59%	19,671
2012	8.735710	9.193037	5.24%	41,832
2011	11.016897	8.735710	-20.71%	120,746
2010*	10.000000	11.016897	10.17%	13,812
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.191388	11.900055	-9.79%	3,581
2013	10.982243	13.191388	20.12%	2,719
2012	9.538547	10.982243	15.14%	12,021
2011	10.601030	9.538547	-10.02%	78
2010*	10.000000	10.601030	6.01%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.297724	14.827703	11.51%	14,091
2013	10.195527	13.297724	30.43%	3,222
2012	8.277686	10.195527	23.17%	4,811
2011*	10.000000	8.277686	-17.22%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.368612	18.773194	22.15%	85,744
2013	11.135770	15.368612	38.01%	42,755
2012	9.605187	11.135770	15.93%	15,458
2011*	10.000000	9.605187	-3.95%	9,749
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.630384	14.210737	4.26%	24,976
2013	9.988447	13.630384	36.46%	72,586
2012	8.735021	9.988447	14.35%	2,428
2011*	10.000000	8.735021	-12.65%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.416614	11.267233	-9.26%	25,605
2013	10.522582	12.416614	18.00%	14,691
2012	9.191529	10.522582	14.48%	15,590
2011	10.865769	9.191529	-15.41%	9,089
2010*	10.000000	10.865769	8.66%	2,146
ProFunds - ProFund VP Internet - Q/NQ
2014	14.990886	14.969558	-0.14%	34,097
2013	10.006293	14.990886	49.81%	21,920
2012	8.460964	10.006293	18.26%	16,467
2011*	10.000000	8.460964	-15.39%	3,092
ProFunds - ProFund VP Japan - Q/NQ
2014	12.764284	13.011370	1.94%	33,869
2013	8.719727	12.764284	46.38%	16,195
2012	7.182064	8.719727	21.41%	26,033
2011	8.928055	7.182064	-19.56%	305
2010*	10.000000	8.928055	-10.72%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.436007	18.990702	15.54%	110,948
2013	12.395527	16.436007	32.60%	66,537
2012	10.799769	12.395527	14.78%	8,416
2011	10.779340	10.799769	0.19%	9,956
2010*	10.000000	10.779340	7.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.920799	12.252854	-11.98%	56,258
2013	11.362014	13.920799	22.52%	52,100
2012	11.182185	11.362014	1.61%	37,573
2011	11.074686	11.182185	0.97%	35,458
2010*	10.000000	11.074686	10.75%	12,020
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.929052	17.596575	17.87%	29,036
2013	11.485480	14.929052	29.98%	32,764
2012	10.398470	11.485480	10.45%	5,658
2011*	10.000000	10.398470	3.98%	588
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.284597	3.221229	-24.82%	50,905
2013	6.992044	4.284597	-38.72%	28,757
2012	8.286126	6.992044	-15.62%	13,100
2011*	10.000000	8.286126	-17.14%	16,392
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.611529	13.100424	23.45%	53,012
2013	10.735930	10.611529	-1.16%	22,787
2012	9.278706	10.735930	15.71%	17,064
2011*	10.000000	9.278706	-7.21%	12,765
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.746453	3.957514	-31.13%	18,930
2013	4.996009	5.746453	15.02%	16,360
2012	5.436422	4.996009	-8.10%	42,836
2011	8.808381	5.436422	-38.28%	3,249
2010*	10.000000	8.808381	-11.92%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.994275	14.605695	32.85%	137,470
2013	8.341141	10.994275	31.81%	5,533
2012	8.814433	8.341141	-5.37%	0
2011*	10.000000	8.814433	-11.86%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.707453	7.388149	-4.14%	0
2013	7.823040	7.707453	-1.48%	0
2012	9.110755	7.823040	-14.13%	3,731
2011	8.337030	9.110755	9.28%	119
2010*	10.000000	8.337030	-16.63%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short International - Q/NQ
2014	5.280917	5.360901	1.51%	754
2013	6.770017	5.280917	-22.00%	754
2012	8.586625	6.770017	-21.16%	3,623
2011	8.541117	8.586625	0.53%	106
2010*	10.000000	8.541117	-14.59%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.288317	3.413920	-20.39%	11,911
2013	6.151372	4.288317	-30.29%	20,317
2012	7.671316	6.151372	-19.81%	5,635
2011	8.677247	7.671316	-11.59%	282
2010*	10.000000	8.677247	-13.23%	382
ProFunds - ProFund VP Technology - Q/NQ
2014	12.495670	14.574806	16.64%	26,424
2013	10.107502	12.495670	23.63%	46,067
2012	9.279262	10.107502	8.93%	14,003
2011*	10.000000	9.279262	-7.21%	4,528
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.124334	12.040526	-0.69%	6,046
2013	10.955552	12.124334	10.67%	5,055
2012	9.521733	10.955552	15.06%	329,183
2011*	10.000000	9.521733	-4.78%	274
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.895022	16.021188	34.69%	6,389
2013	14.891584	11.895022	-20.12%	9,956
2012	14.935242	14.891584	-0.29%	17,777
2011	10.538388	14.935242	41.72%	16,407
2010*	10.000000	10.538388	5.38%	9,506
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.945404	34.803533	34.14%	17,850
2013	14.674432	25.945404	76.81%	24,930
2012	11.110441	14.674432	32.08%	2,021
2011	11.386795	11.110441	-2.43%	1,964
2010*	10.000000	11.386795	13.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.841184	1.168103	-36.56%	30,565
2013	3.629919	1.841184	-49.28%	2,856
2012	5.674888	3.629919	-36.04%	10,096
2011	7.384153	5.674888	-23.15%	2,901
2010*	10.000000	7.384153	-26.16%	2,165

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.972472	14.883110	24.31%	46,466
2013	10.699551	11.972472	11.90%	19,083
2012	10.819989	10.699551	-1.11%	9,047
2011*	10.000000	10.819989	8.20%	7,407
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.396726	8.575244	2.13%	19,015
2013	6.582094	8.396726	27.57%	9,126
2012	5.366070	6.582094	22.66%	4,033
2011	6.987203	5.366070	-23.20%	5,370
2010	6.259472	6.987203	11.63%	19,228
2009	6.564184	6.259472	-4.64%	6,469
2008	11.298419	6.564184	-41.90%	179
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.772079	22.079088	-3.04%	14,352
2013	22.775805	22.772079	-0.02%	13,895
2012	20.830941	22.775805	9.34%	9,728
2011	25.250373	20.830941	-17.50%	12,730
2010	20.185542	25.250373	25.09%	17,539
2009	13.148897	20.185542	53.52%	4,665
2008	24.387050	13.148897	-46.08%	3,173
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	23.110700	30.283486	31.04%	36,113
2013	15.176828	23.110700	52.28%	33,024
2012	11.302467	15.176828	34.28%	21,255
2011	10.349198	11.302467	9.21%	14,356
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.706511	3.066949	-34.84%	70,056
2013	4.924226	4.706511	-4.42%	82,397
2012	5.057916	4.924226	-2.64%	93,931
2011	5.486341	5.057916	-7.81%	81,945
2010	5.142806	5.486341	6.68%	85,704
2009	4.668179	5.142806	10.17%	41,105
2008	9.273788	4.668179	-49.66%	3,261
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	26.213159	29.153979	11.22%	43,653
2013	20.697485	26.213159	26.65%	25,662
2012	19.221139	20.697485	7.68%	17,767
2011	17.109167	19.221139	12.34%	6,999
2010	14.772605	17.109167	15.82%	5,267
2009	12.558633	14.772605	17.63%	3,708
2008	16.600605	12.558633	-24.35%	623

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.735984	20.457199	15.34%	86,284
2013	11.038998	17.735984	60.67%	442,452
2012	9.542892	11.038998	15.68%	65,917
2011	8.858346	9.542892	7.73%	99,497
2010	7.200191	8.858346	23.03%	44,644
2009	5.327208	7.200191	35.16%	11,127
2008	14.091298	5.327208	-62.20%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.270947	11.328273	22.19%	9,324
2013	6.951529	9.270947	33.37%	1,376
2012	6.966486	6.951529	-0.21%	1,137
2011	8.447271	6.966486	-17.53%	3,145
2010	7.808115	8.447271	8.19%	5,879
2009	4.601128	7.808115	69.70%	11,871
2008	9.339702	4.601128	-50.74%	4,508
Rydex Variable Trust - Energy Fund - Q/NQ
2014	27.302980	21.940070	-19.64%	45,200
2013	22.393290	27.302980	21.92%	37,146
2012	22.145359	22.393290	1.12%	25,855
2011	23.818054	22.145359	-7.02%	27,990
2010	20.259329	23.818054	17.57%	25,950
2009	14.812883	20.259329	36.77%	10,579
2008	27.797135	14.812883	-46.71%	2,537
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.709756	21.428010	-30.22%	34,245
2013	25.101807	30.709756	22.34%	39,761
2012	25.318089	25.101807	-0.85%	19,940
2011	28.264646	25.318089	-10.42%	23,463
2010	22.707437	28.264646	24.47%	19,776
2009	14.157731	22.707437	60.39%	11,330
2008	33.816754	14.157731	-58.13%	1,858
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.317185	10.643826	-13.59%	916
2013	10.067593	12.317185	22.34%	1,106
2012	8.380211	10.067593	20.14%	21,658
2011	9.999771	8.380211	-16.20%	1,419
2010	11.349246	9.999771	-11.89%	9,949
2009	8.472441	11.349246	33.95%	109
2008	19.007539	8.472441	-55.43%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.709528	11.906022	11.17%	64,336
2013	8.502239	10.709528	25.96%	35,854
2012	7.018125	8.502239	21.15%	29,524
2011	8.353507	7.018125	-15.99%	23,627
2010	7.396729	8.353507	12.94%	20,673
2009	6.258573	7.396729	18.19%	6,290
2008	12.198834	6.258573	-48.70%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.714082	20.896126	32.98%	31,625
2013	19.466090	15.714082	-19.27%	7,757
2012	19.138004	19.466090	1.71%	69,059
2011	13.697385	19.138004	39.72%	17,651
2010	12.598023	13.697385	8.73%	4,847
2009	18.635489	12.598023	-32.40%	2,794
2008	13.030479	18.635489	43.01%	719
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.680633	24.219261	23.06%	107,415
2013	14.053357	19.680633	40.04%	66,250
2012	12.146719	14.053357	15.70%	24,846
2011	11.749377	12.146719	3.38%	21,260
2010	11.143762	11.749377	5.43%	17,768
2009	9.053371	11.143762	23.09%	9,528
2008	12.201091	9.053371	-25.80%	3,291
Rydex Variable Trust - Internet Fund - Q/NQ
2014	27.240071	27.425862	0.68%	5,204
2013	18.240292	27.240071	49.34%	8,451
2012	15.479999	18.240292	17.83%	10,864
2011	17.797628	15.479999	-13.02%	4,367
2010	14.922871	17.797628	19.26%	9,738
2009	9.111440	14.922871	63.78%	5,321
2008	16.738454	9.111440	-45.57%	3,307
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.117053	0.862988	-22.74%	162,487
2013	2.015962	1.117053	-44.59%	78,002
2012	2.632778	2.015962	-23.43%	41,166
2011	3.655826	2.632778	-27.98%	26,663
2010	5.310840	3.655826	-31.16%	24,082
2009	9.716773	5.310840	-45.34%	7,646
2008	6.117694	9.716773	58.83%	943

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.145805	3.074079	-25.85%	52,110
2013	3.642416	4.145805	13.82%	152,231
2012	3.932200	3.642416	-7.37%	123,281
2011	5.724291	3.932200	-31.31%	61,535
2010	6.648327	5.724291	-13.90%	65,540
2009	5.638044	6.648327	17.92%	23,365
2008	8.180951	5.638044	-31.08%	3,597
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.404356	2.099848	-12.66%	30,876
2013	3.361628	2.404356	-28.48%	8,349
2012	4.169915	3.361628	-19.38%	0
2011	4.556811	4.169915	-8.49%	1,189
2010	6.176587	4.556811	-26.22%	1,427
2009	9.664175	6.176587	-36.09%	0
2008	7.280471	9.664175	32.74%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.411100	1.133854	-19.65%	22,908
2013	2.014101	1.411100	-29.94%	11,099
2012	2.507134	2.014101	-19.67%	22,524
2011	2.823268	2.507134	-11.20%	2,415
2010	3.631330	2.823268	-22.25%	4,642
2009	6.136922	3.631330	-40.83%	474
2008	4.198329	6.136922	46.18%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.161065	1.945224	-9.99%	118,959
2013	3.164690	2.161065	-31.71%	42,044
2012	3.915738	3.164690	-19.18%	2,911
2011	4.291956	3.915738	-8.77%	44,841
2010	6.005346	4.291956	-28.53%	41,636
2009	9.057470	6.005346	-33.70%	2,000
2008	7.355722	9.057470	23.14%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.799495	2.364902	-15.52%	42,331
2013	3.857945	2.799495	-27.44%	14,167
2012	4.706009	3.857945	-18.02%	8,369
2011	5.239273	4.706009	-10.18%	19,141
2010	6.389159	5.239273	-18.00%	39,642
2009	8.930391	6.389159	-28.46%	280
2008	6.494466	8.930391	37.51%	901

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.495231	11.272915	-16.47%	1,423
2013	8.760303	13.495231	54.05%	2,431
2012	7.386457	8.760303	18.60%	17,390
2011	10.526976	7.386457	-29.83%	919
2010	9.211488	10.526976	14.28%	4,884
2009	7.542476	9.211488	22.13%	0
2008	11.395820	7.542476	-33.81%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	26.312112	27.928473	6.14%	7,427
2013	18.709984	26.312112	40.63%	3,668
2012	15.617575	18.709984	19.80%	3,705
2011	15.436433	15.617575	1.17%	3,555
2010	11.992604	15.436433	28.72%	13,825
2009	8.882392	11.992604	35.02%	4,404
2008	17.669730	8.882392	-49.73%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	31.845949	35.201099	10.54%	5,578
2013	21.465723	31.845949	48.36%	10,772
2012	17.484301	21.465723	22.77%	24,953
2011	19.159877	17.484301	-8.75%	3,578
2010	14.105347	19.159877	35.83%	7,863
2009	9.372979	14.105347	50.49%	385
2008	21.016454	9.372979	-55.40%	34
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	23.379383	31.531452	34.87%	306,969
2013	13.137020	23.379383	77.97%	74,365
2012	9.918897	13.137020	32.44%	52,670
2011	10.112541	9.918897	-1.91%	75,172
2010	7.480203	10.112541	35.19%	40,846
2009	3.477788	7.480203	115.09%	13,395
2008	12.853455	3.477788	-72.94%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.894295	27.712194	15.98%	48,780
2013	17.974058	23.894295	32.94%	71,368
2012	15.587890	17.974058	15.31%	13,255
2011	15.449711	15.587890	0.89%	12,844
2010	13.204365	15.449711	17.00%	7,750
2009	8.796964	13.204365	50.10%	9,935
2008	15.336641	8.796964	-42.64%	1,251

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.577812	19.413417	17.10%	20,383
2013	11.267516	16.577812	47.13%	46,012
2012	9.334031	11.267516	20.71%	24,635
2011	9.563578	9.334031	-2.40%	29,396
2010	8.072756	9.563578	18.47%	10,101
2009	6.032865	8.072756	33.81%	2,989
2008	13.419911	6.032865	-55.05%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.447742	10.159721	-18.38%	67,127
2013	23.387929	12.447742	-46.78%	65,796
2012	24.696729	23.387929	-5.30%	46,357
2011	32.974651	24.696729	-25.10%	41,790
2010	24.183471	32.974651	36.35%	37,345
2009	16.409633	24.183471	47.37%	2,969
2008	27.049269	16.409633	-39.33%	2,686
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.540600	23.350273	19.50%	49,175
2013	19.037060	19.540600	2.65%	16,048
2012	16.290226	19.037060	16.86%	16,568
2011	16.130710	16.290226	0.99%	12,568
2010	13.081904	16.130710	23.31%	17,709
2009	10.575556	13.081904	23.70%	8,168
2008	18.351572	10.575556	-42.37%	1,016
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	24.254956	26.025016	7.30%	4,022
2013	18.087081	24.254956	34.10%	3,131
2012	15.685797	18.087081	15.31%	3,526
2011	15.084682	15.685797	3.98%	4,786
2010	12.206839	15.084682	23.58%	8,323
2009	8.570883	12.206839	42.42%	3,456
2008	12.944411	8.570883	-33.79%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.821641	26.592209	2.98%	5,328
2013	16.490880	25.821641	56.58%	7,675
2012	13.677109	16.490880	20.57%	12,197
2011	15.771742	13.677109	-13.28%	3,695
2010	11.586205	15.771742	36.13%	3,756
2009	8.801095	11.586205	31.65%	46
2008	18.326477	8.801095	-51.98%	1,106

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.540638	19.129960	23.10%	519,397
2013	9.327865	15.540638	66.60%	491,287
2012	7.300662	9.327865	27.77%	21,487
2011	7.696795	7.300662	-5.15%	433,561
2010	6.212080	7.696795	23.90%	215,001
2009	4.297663	6.212080	44.55%	3,108
2008	13.594300	4.297663	-68.39%	10,632
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	18.232194	20.240435	11.01%	330,892
2013	13.064723	18.232194	39.55%	158,001
2012	11.676350	13.064723	11.89%	21,494
2011	11.953953	11.676350	-2.32%	16,479
2010	9.681660	11.953953	23.47%	104,436
2009	6.658766	9.681660	45.40%	4,531
2008	11.206080	6.658766	-40.58%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.564984	20.339187	9.56%	262,296
2013	12.941929	18.564984	43.45%	154,873
2012	10.722637	12.941929	20.70%	42,360
2011	11.213399	10.722637	-4.38%	11,561
2010	9.437806	11.213399	18.81%	6,233
2009	6.318639	9.437806	49.36%	4,007
2008	12.462382	6.318639	-49.30%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.580741	23.896604	-2.78%	78,321
2013	18.568943	24.580741	32.38%	60,660
2012	16.203326	18.568943	14.60%	23,506
2011	16.516668	16.203326	-1.90%	15,766
2010	12.615535	16.516668	30.92%	94,755
2009	8.146562	12.615535	54.86%	1,852
2008	12.919858	8.146562	-36.95%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	19.092039	20.121011	5.39%	39,994
2013	14.236385	19.092039	34.11%	41,157
2012	12.323523	14.236385	15.52%	9,765
2011	13.440291	12.323523	-8.31%	5,057
2010	11.329630	13.440291	18.63%	3,202
2009	7.389909	11.329630	53.31%	4,097
2008	13.275978	7.389909	-44.34%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.925343	20.663681	-1.25%	69,918
2013	14.995904	20.925343	39.54%	101,906
2012	13.729701	14.995904	9.22%	7,449
2011	13.430999	13.729701	2.22%	5,435
2010	10.846015	13.430999	23.83%	38,374
2009	8.198315	10.846015	32.30%	425
2008	12.640301	8.198315	-35.14%	54
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.365207	18.373675	0.05%	85,406
2013	13.020981	18.365207	41.04%	67,625
2012	10.953829	13.020981	18.87%	19,523
2011	12.248971	10.953829	-10.57%	16,256
2010	9.915264	12.248971	23.54%	10,113
2009	6.187772	9.915264	60.24%	7,368
2008	11.090354	6.187772	-44.21%	190
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.470496	6.640925	21.40%	39,121
2013	5.709242	5.470496	-4.18%	1,961
2012	6.169182	5.709242	-7.46%	8,565
2011	6.525103	6.169182	-5.45%	3,615
2010	6.919484	6.525103	-5.70%	971
2009	8.325731	6.919484	-16.89%	15,777
2008	7.986798	8.325731	4.24%	1,121
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.992608	19.589840	8.88%	20,896
2013	13.457266	17.992608	33.70%	25,917
2012	12.169592	13.457266	10.58%	12,407
2011	13.571940	12.169592	-10.33%	9,157
2010	12.267417	13.571940	10.63%	7,683
2009	7.983557	12.267417	53.66%	9,765
2008	14.810368	7.983557	-46.09%	645
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.991633	9.111462	1.33%	14,721
2013	7.751709	8.991633	16.00%	18,069
2012	7.486243	7.751709	3.55%	21,875
2011	8.856342	7.486243	-15.47%	14,364
2010	7.831914	8.856342	13.08%	4,608
2009	6.163218	7.831914	27.08%	7,334
2008	11.417967	6.163218	-46.02%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.727992	29.986697	21.27%	15,201
2013	16.623004	24.727992	48.76%	9,801
2012	14.316474	16.623004	16.11%	3,520
2011	16.310980	14.316474	-12.23%	5,256
2010	13.306115	16.310980	22.58%	5,463
2009	11.478842	13.306115	15.92%	5,636
2008	15.552839	11.478842	-26.19%	654
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.708881	16.636749	21.36%	85,092
2013	12.217547	13.708881	12.21%	15,842
2012	12.235828	12.217547	-0.15%	22,081
2011	10.654862	12.235828	14.84%	20,533
2010	10.094976	10.654862	5.55%	7,190
2009	8.983361	10.094976	12.37%	10,579
2008	12.917495	8.983361	-30.46%	4,014
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	10.092529	7.782247	-22.89%	5,612
2013	10.516346	10.092529	-4.03%	10,613
2012	10.567208	10.516346	-0.48%	14,985
2011	11.109946	10.567208	-4.89%	10,551
2010	11.918988	11.109946	-6.79%	5,857
2009	11.321932	11.918988	5.27%	275
2008	13.063995	11.321932	-13.33%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.054902	10.065685	0.11%	12,138
2013*	10.000000	10.054902	0.55%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.822841	10.996468	1.60%	35,204
2013	12.011630	10.822841	-9.90%	25,975
2012	10.319350	12.011630	16.40%	7,363
2011*	10.000000	10.319350	3.19%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.614770	6.15%	35,848
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.790892	12.132028	12.43%	30,767
2013	10.647049	10.790892	1.35%	25,621
2012	8.297462	10.647049	28.32%	13,382
2011*	10.000000	8.297462	-17.03%	1,053
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.410034	11.492315	0.72%	21,224
2013	9.981973	11.410034	14.31%	14,567
2012	8.890872	9.981973	12.27%	4,274
2011*	10.000000	8.890872	-11.09%	0

No Additional Contract Options Elected Total - 1.25%
Variable account charges of the daily net assets of the variable account - 1.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.576641	6.851397	-20.12%	68,386
2013	7.857497	8.576641	9.15%	48,585
2012	7.696585	7.857497	2.09%	13,436
2011*	10.000000	7.696585	-23.03%	5,722
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.976947	9.747171	-2.30%	69,557
2013	9.617585	9.976947	3.74%	68,173
2012	9.611631	9.617585	0.06%	216,320
2011*	10.000000	9.611631	-3.88%	176,972

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.633513	12.286152	5.61%	0
2013	10.147385	11.633513	14.65%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.367578	11.440030	10.34%	0
2013*	10.000000	10.367578	3.68%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.158391	10.346678	1.85%	0
2013	11.257189	10.158391	-9.76%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.843487	19.793517	10.93%	0
2013	13.323911	17.843487	33.92%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.564096	21.813395	11.50%	0
2013	15.062831	19.564096	29.88%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.479196	11.531598	0.46%	0
2013*	10.000000	11.479196	14.79%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.334254	12.396569	0.51%	0
2013	10.933238	12.334254	12.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.705986	7.123762	-18.17%	0
2013	9.840337	8.705986	-11.53%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.167721	-8.32%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.340277	13.40%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.745036	10.583387	-1.50%	0
2013	10.483822	10.745036	2.49%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.882169	8.82%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.440371	11.904951	4.06%	0
2013	10.059706	11.440371	13.72%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.028272	14.225810	1.41%	0
2013	11.494965	14.028272	22.04%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.545494	10.877804	3.15%	0
2013*	10.000000	10.545494	5.45%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.419563	11.902445	4.23%	0
2013*	10.000000	11.419563	14.20%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.264639	10.520244	2.49%	0
2013*	10.000000	10.264639	2.65%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.268928	12.517123	2.02%	0
2013	10.080744	12.268928	21.71%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.312851	11.466768	1.36%	0
2013	9.662028	11.312851	17.09%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.164248	11.206086	0.37%	0
2013	10.277936	11.164248	8.62%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.983358	7.717658	10.51%	0
2013	6.903761	6.983358	1.15%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.152204	14.344059	1.36%	0
2013	12.219804	14.152204	15.81%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.930108	9.215367	3.19%	0
2013	8.909603	8.930108	0.23%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.155942	10.252188	0.95%	0
2013*	10.000000	10.155942	1.56%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.060425	10.450158	3.87%	0
2013*	10.000000	10.060425	0.60%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.005314	10.428559	4.23%	0
2013*	10.000000	10.005314	0.05%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.839838	12.927572	-6.59%	0
2013	11.217187	13.839838	23.38%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.836154	9.248700	-5.97%	0
2013*	10.000000	9.836154	-1.64%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.011100	9.721937	-2.89%	0
2013*	10.000000	10.011100	0.11%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.910527	11.214720	2.79%	0
2013	10.194575	10.910527	7.02%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.806034	12.926082	9.49%	0
2013*	10.000000	11.806034	18.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.926727	13.381820	3.52%	0
2013	10.634097	12.926727	21.56%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.837957	-1.62%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.227508	2.28%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.800598	11.999427	1.68%	0
2013*	10.000000	11.800598	18.01%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.535009	11.584953	0.43%	0
2013*	10.000000	11.535009	15.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.489748	14.929348	3.03%	0
2013	11.349977	14.489748	27.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.602071	12.959638	2.84%	0
2013	11.147118	12.602071	13.05%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.496938	13.933123	3.23%	0
2013	11.289919	13.496938	19.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.272879	11.485916	1.89%	0
2013	10.895478	11.272879	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.279964	10.365133	0.83%	0
2013*	10.000000	10.279964	2.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.351978	10.310495	-0.40%	0
2013*	10.000000	10.351978	3.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.034921	13.439801	3.11%	0
2013	11.221944	13.034921	16.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.857592	14.286885	3.10%	0
2013	11.308875	13.857592	22.54%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.172893	12.492443	2.63%	0
2013	11.098418	12.172893	9.68%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.460277	10.817307	3.41%	0
2013	10.830700	10.460277	-3.42%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.650678	-3.49%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.737765	-2.62%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.233613	2.34%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.158826	1.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.346247	3.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.249471	2.49%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.326263	3.26%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.153691	1.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.259181	10.363973	1.02%	0
2013*	10.000000	10.259181	2.59%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.324016	10.355966	0.31%	0
2013*	10.000000	10.324016	3.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.313695	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.317046	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.244658	2.45%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.444386	9.312165	-1.40%	0
2013	9.578483	9.444386	-1.40%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.572867	9.805426	2.43%	0
2013*	10.000000	9.572867	-4.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.505181	13.136062	-2.73%	0
2013	11.312531	13.505181	19.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.003811	-9.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.591866	16.933739	8.61%	0
2013	11.764544	15.591866	32.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.671027	15.947393	8.70%	0
2013	11.019440	14.671027	33.14%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.337365	16.707833	2.27%	0
2013	11.954221	16.337365	36.67%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.931619	18.382188	15.38%	0
2013	11.908926	15.931619	33.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.033813	10.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.739337	7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.419361	4.19%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.884325	8.84%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.314315	11.811143	26.81%	0
2013*	10.000000	9.314315	-6.86%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.023642	9.932130	-0.91%	0
2013	10.155257	10.023642	-1.30%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.132202	9.960791	-1.69%	0
2013*	10.000000	10.132202	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.658517	9.656831	-0.02%	0
2013*	10.000000	9.658517	-3.41%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.861436	10.456502	6.03%	0
2013	9.624419	9.861436	2.46%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.530841	10.271669	-2.46%	0
2013	10.210433	10.530841	3.14%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.421904	11.493538	0.63%	0
2013*	10.000000	11.421904	14.22%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.647213	10.545900	-0.95%	0
2013	10.786602	10.647213	-1.29%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.730801	7.807964	-19.76%	0
2013	11.571810	9.730801	-15.91%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.806790	11.805010	-0.02%	0
2013	12.881498	11.806790	-8.34%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.121666	10.998967	-1.10%	0
2013	12.072371	11.121666	-7.88%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.949994	11.029745	0.73%	0
2013	12.145923	10.949994	-9.85%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.634602	12.860454	1.79%	0
2013	12.131058	12.634602	4.15%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.069265	10.002589	-0.66%	0
2013	10.236016	10.069265	-1.63%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.423839	10.706236	2.71%	0
2013	10.793451	10.423839	-3.42%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.931117	10.080290	1.50%	0
2013*	10.000000	9.931117	-0.69%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.952714	7.697527	-14.02%	0
2013	9.283220	8.952714	-3.56%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.138480	12.916178	-1.69%	0
2013	11.918044	13.138480	10.24%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.455794	13.577754	0.91%	0
2013	12.404138	13.455794	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.324466	10.020230	-2.95%	0
2013	9.107472	10.324466	13.36%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2014	12.904956	14.044642	8.83%	0
2013	9.807095	12.904956	31.59%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.635579	9.660878	0.26%	0
2013	8.251443	9.635579	16.77%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.798813	4.057438	-15.45%	0
2013	6.626344	4.798813	-27.58%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.533664	27.543947	27.91%	0
2013	12.967264	21.533664	66.06%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.681683	16.136321	9.91%	0
2013	11.475435	14.681683	27.94%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.677465	14.865246	8.68%	0
2013	10.799076	13.677465	26.65%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.988942	17.729593	10.89%	0
2013	11.593617	15.988942	37.91%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.447852	8.044668	-4.77%	0
2013	9.155864	8.447852	-7.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.118135	11.815995	-9.93%	0
2013	10.937858	13.118135	19.93%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.243936	14.745299	11.34%	0
2013	10.169718	13.243936	30.23%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.306467	18.668906	21.97%	0
2013	11.107599	15.306467	37.80%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.575282	14.131775	4.10%	0
2013	9.963192	13.575282	36.25%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.347657	11.187629	-9.39%	0
2013	10.480060	12.347657	17.82%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.930271	14.886367	-0.29%	0
2013	9.980970	14.930271	49.59%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.693369	12.919436	1.78%	0
2013	8.684467	12.693369	46.16%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.344779	18.856624	15.37%	0
2013	12.345458	16.344779	32.40%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.843512	12.166283	-12.12%	0
2013	11.316106	13.843512	22.33%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.868710	17.498843	17.69%	0
2013	11.456446	14.868710	29.78%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.267239	3.203284	-24.93%	0
2013	6.974336	4.267239	-38.82%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.568595	13.027615	23.27%	0
2013	10.708764	10.568595	-1.31%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.714505	3.929525	-31.24%	0
2013	4.975788	5.714505	14.85%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.949795	14.524509	32.65%	0
2013	8.320020	10.949795	31.61%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.664650	7.335977	-4.29%	0
2013	7.791432	7.664650	-1.63%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.251572	5.323022	1.36%	0
2013	6.742644	5.251572	-22.11%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.264482	3.389793	-20.51%	0
2013	6.126487	4.264482	-30.39%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.445155	14.493853	16.46%	0
2013	10.081945	12.445155	23.44%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.075301	11.973615	-0.84%	0
2013	10.927840	12.075301	10.50%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.828965	15.908013	34.48%	0
2013	14.831417	11.828965	-20.24%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.801453	34.557915	33.94%	0
2013	14.615174	25.801453	76.54%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.830939	1.159841	-36.65%	0
2013	3.615231	1.830939	-49.35%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.924077	14.800445	24.12%	0
2013	10.672510	11.924077	11.73%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.241716	8.404149	1.97%	0
2013	6.470402	8.241716	27.38%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.351981	21.638825	-3.19%	0
2013	22.389647	22.351981	-0.17%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.684418	29.679804	30.84%	0
2013	14.919523	22.684418	52.05%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.647825	3.024094	-34.94%	0
2013	4.870229	4.647825	-4.57%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.729728	28.572872	11.05%	0
2013	20.346666	25.729728	26.46%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.477358	20.128271	15.17%	0
2013	10.894549	17.477358	60.42%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.099846	11.102329	22.01%	0
2013	6.833616	9.099846	33.16%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.799368	21.502587	-19.76%	0
2013	22.013657	26.799368	21.74%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	30.143185	21.000655	-30.33%	0
2013	24.676168	30.143185	22.16%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.089927	10.431563	-13.72%	0
2013	9.896863	12.089927	22.16%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.511909	11.668572	11.00%	0
2013	8.358041	10.511909	25.77%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.424255	20.479560	32.78%	0
2013	19.136119	15.424255	-19.40%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.317564	23.736389	22.87%	0
2013	13.815065	19.317564	39.83%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.737621	26.879089	0.53%	0
2013	17.931046	26.737621	49.11%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.100755	0.849104	-22.86%	0
2013	1.989565	1.100755	-44.67%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.079077	3.020003	-25.96%	0
2013	3.589246	4.079077	13.65%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.369294	2.066076	-12.80%	0
2013	3.317651	2.369294	-28.59%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.385065	1.111238	-19.77%	0
2013	1.979943	1.385065	-30.05%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.129527	1.913927	-10.12%	0
2013	3.123259	2.129527	-31.82%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.747856	2.317758	-15.65%	0
2013	3.792541	2.747856	-27.55%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.246219	11.048090	-16.59%	0
2013	8.611730	13.246219	53.82%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.826819	27.371721	5.98%	0
2013	18.392808	25.826819	40.42%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	31.258431	34.499187	10.37%	0
2013	21.101721	31.258431	48.13%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.948097	30.902808	34.66%	0
2013	12.914251	22.948097	77.70%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.453705	27.159909	15.80%	0
2013	17.669438	23.453705	32.74%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.271987	19.026355	16.93%	0
2013	11.076458	16.271987	46.91%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.217968	9.956995	-18.51%	0
2013	22.991199	12.217968	-46.86%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.180034	22.884624	19.31%	0
2013	18.714221	19.180034	2.49%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.807584	25.506196	7.13%	0
2013	17.780456	23.807584	33.90%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.345229	26.061923	2.83%	0
2013	16.211207	25.345229	56.34%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.253861	18.748423	22.91%	0
2013	9.169640	15.253861	66.35%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.966379	19.915051	10.85%	0
2013	12.893821	17.966379	39.34%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.294316	20.012207	9.39%	0
2013	12.772618	18.294316	43.23%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.222383	23.512429	-2.93%	0
2013	18.326033	24.222383	32.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.813617	19.797459	5.23%	0
2013	14.050099	18.813617	33.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.620229	20.331435	-1.40%	0
2013	14.799707	20.620229	39.33%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.097431	18.078269	-0.11%	0
2013	12.850613	18.097431	40.83%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.402336	6.548226	21.21%	0
2013	5.646681	5.402336	-4.33%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.660721	19.199288	8.71%	0
2013	13.229125	17.660721	33.50%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.825809	8.929850	1.18%	0
2013	7.620311	8.825809	15.82%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.271864	29.388874	21.08%	0
2013	16.341168	24.271864	48.53%	0

Additional Contract Options Elected Total - 1.40%
Variable account charges of the daily net assets of the variable account - 1.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.456033	16.305102	21.17%	0
2013	12.010449	13.456033	12.04%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.966803	7.673612	-23.01%	0
2013	10.401137	9.966803	-4.18%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.052811	10.048308	-0.04%	0
2013*	10.000000	10.052811	0.53%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.779081	10.935366	1.45%	0
2013	11.981274	10.779081	-10.03%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.604001	6.04%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.747243	12.064603	12.26%	0
2013	10.620117	10.747243	1.20%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.363878	11.428429	0.57%	0
2013	9.956713	11.363878	14.13%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.541935	6.813283	-20.24%	0
2013	7.837610	8.541935	8.99%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.936601	9.693010	-2.45%	0
2013	9.593263	9.936601	3.58%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.617779	12.263314	5.56%	0
2013	10.138809	11.617779	14.59%	0
2012	9.074560	10.138809	11.73%	0
2011*	10.000000	9.074560	-9.25%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.366859	11.433445	10.29%	5,377
2013*	10.000000	10.366859	3.67%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.144674	10.327470	1.80%	14,504
2013	11.247684	10.144674	-9.81%	12,844
2012	10.628563	11.247684	5.83%	11,541
2011*	10.000000	10.628563	6.29%	1,220
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.738159	19.666699	10.87%	5,256
2013	13.251975	17.738159	33.85%	0
2012	11.719517	13.251975	13.08%	0
2011	11.532912	11.719517	1.62%	0
2010	10.252137	11.532912	12.49%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.448609	21.673636	11.44%	37,433
2013	14.981513	19.448609	29.82%	12,682
2012	13.268478	14.981513	12.91%	0
2011	13.328088	13.268478	-0.45%	0
2010	11.923569	13.328088	11.78%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.475316	11.521859	0.41%	2,309
2013*	10.000000	11.475316	14.75%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.311341	12.367261	0.45%	96,072
2013	10.918468	12.311341	12.76%	23,359
2012	10.075299	10.918468	8.37%	16,350
2011	10.609433	10.075299	-5.03%	20,666
2010*	10.000000	10.609433	6.09%	1,053
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.689826	7.106925	-18.22%	1,261
2013	9.827052	8.689826	-11.57%	0
2012	10.185397	9.827052	-3.52%	83
2011	11.831847	10.185397	-13.92%	0
2010*	10.000000	11.831847	18.32%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.164612	-8.35%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.336439	13.36%	209
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.735961	10.569097	-1.55%	1,564
2013	10.480275	10.735961	2.44%	1,180
2012*	10.000000	10.480275	4.80%	128,900
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.878488	8.78%	407
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.424908	11.882835	4.01%	2,670
2013	10.051208	11.424908	13.67%	2,894
2012	9.087542	10.051208	10.60%	2,994
2011*	10.000000	9.087542	-9.12%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	14.002212	14.192179	1.36%	3,058
2013	11.479429	14.002212	21.98%	4,278
2012	10.100087	11.479429	13.66%	2,132
2011	10.408891	10.100087	-2.97%	0
2010*	10.000000	10.408891	4.09%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.541920	10.868596	3.10%	125,129
2013*	10.000000	10.541920	5.42%	689
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.415698	11.892378	4.18%	3,844
2013*	10.000000	11.415698	14.16%	559
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.263929	10.514178	2.44%	237
2013*	10.000000	10.263929	2.64%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.224953	12.465935	1.97%	1,239
2013	10.049706	12.224953	21.64%	0
2012	8.968609	10.049706	12.05%	0
2011	9.817010	8.968609	-8.64%	0
2010	8.651872	9.817010	13.47%	0
2009	6.297534	8.651872	37.39%	0
2008	11.228749	6.297534	-43.92%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.274649	11.422246	1.31%	554
2013	9.634275	11.274649	17.03%	0
2012	8.696558	9.634275	10.78%	0
2011	9.212130	8.696558	-5.60%	0
2010	8.217661	9.212130	12.10%	0
2009	6.140564	8.217661	33.83%	0
2008	10.768485	6.140564	-42.98%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.124275	11.160309	0.32%	8,686
2013	10.246338	11.124275	8.57%	12,313
2012	9.385024	10.246338	9.18%	0
2011	9.549268	9.385024	-1.72%	0
2010	8.730554	9.549268	9.38%	0
2009	7.226992	8.730554	20.80%	0
2008	10.487300	7.226992	-31.09%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.965481	7.693986	10.46%	21,220
2013	6.889578	6.965481	1.10%	18,602
2012	7.873390	6.889578	-12.50%	0
2011	8.743312	7.873390	-9.95%	0
2010	9.197148	8.743312	-4.93%	0
2009	9.722772	9.197148	-5.41%	0
2008*	10.000000	9.722772	-2.77%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	14.068656	14.252153	1.30%	20,810
2013	12.153818	14.068656	15.76%	17,635
2012	11.809772	12.153818	2.91%	1,919
2011	12.824810	11.809772	-7.91%	929
2010	11.701797	12.824810	9.60%	929
2009	9.327991	11.701797	25.45%	929
2008	15.971666	9.327991	-41.60%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.893559	9.172996	3.14%	58,025
2013	8.877648	8.893559	0.18%	53,178
2012	8.812504	8.877648	0.74%	7,963
2011	8.649414	8.812504	1.89%	568
2010	8.265665	8.649414	4.64%	0
2009	8.672075	8.265665	-4.69%	0
2008	10.826555	8.672075	-19.90%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.152499	10.243518	0.90%	23,592
2013*	10.000000	10.152499	1.52%	2,341

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.059727	10.444136	3.82%	4,625
2013*	10.000000	10.059727	0.60%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.004616	10.422551	4.18%	25,703
2013*	10.000000	10.004616	0.05%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.814153	12.897023	-6.64%	31,630
2013	11.202059	13.814153	23.32%	11,880
2012	9.538198	11.202059	17.44%	4,521
2011	10.429841	9.538198	-8.55%	2,435
2010*	10.000000	10.429841	4.30%	2,111
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.832800	9.240854	-6.02%	28,020
2013*	10.000000	9.832800	-1.67%	4,134
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.007700	9.713705	-2.94%	5,400
2013*	10.000000	10.007700	0.08%	1,603
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.895784	11.193874	2.74%	5,575
2013	10.185960	10.895784	6.97%	5,791
2012	9.459812	10.185960	7.68%	914
2011*	10.000000	9.459812	-5.40%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.802031	12.915158	9.43%	1,294
2013*	10.000000	11.802031	18.02%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.909270	13.356985	3.47%	34,227
2013	10.625107	12.909270	21.50%	30,050
2012	9.317421	10.625107	14.03%	83
2011*	10.000000	9.317421	-6.83%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.834543	-1.65%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.224043	2.24%	29,119
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.794846	11.987492	1.63%	129
2013*	10.000000	11.794846	17.95%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.529387	11.573429	0.38%	0
2013*	10.000000	11.529387	15.29%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.462850	14.894084	2.98%	0
2013	11.334655	14.462850	27.60%	2,902
2012	9.902267	11.334655	14.47%	0
2011	10.732237	9.902267	-7.73%	0
2010*	10.000000	10.732237	7.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.578679	12.929020	2.79%	39,311
2013	11.132067	12.578679	12.99%	2,603
2012	10.171212	11.132067	9.45%	0
2011	10.461264	10.171212	-2.77%	0
2010*	10.000000	10.461264	4.61%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.471889	13.900209	3.18%	47,892
2013	11.274684	13.471889	19.49%	13,455
2012	10.067471	11.274684	11.99%	0
2011	10.580070	10.067471	-4.84%	0
2010*	10.000000	10.580070	5.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.251946	11.458780	1.84%	4,998
2013	10.880771	11.251946	3.41%	0
2012	10.271049	10.880771	5.94%	1,146
2011	10.276826	10.271049	-0.06%	1,389
2010*	10.000000	10.276826	2.77%	1,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.279249	10.359160	0.78%	987
2013*	10.000000	10.279249	2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.351257	10.304549	-0.45%	27,172
2013*	10.000000	10.351257	3.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	13.010708	13.408032	3.05%	6,389
2013	11.206784	13.010708	16.10%	3,067
2012	10.120187	11.206784	10.74%	580
2011	10.514042	10.120187	-3.75%	0
2010*	10.000000	10.514042	5.14%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.831881	14.253144	3.05%	32,733
2013	11.293614	13.831881	22.48%	15,837
2012	10.001373	11.293614	12.92%	0
2011	10.645545	10.001373	-6.05%	0
2010*	10.000000	10.645545	6.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.150299	12.462932	2.57%	6,040
2013	11.083431	12.150299	9.63%	2,809
2012	10.220374	11.083431	8.44%	0
2011	10.398550	10.220374	-1.71%	0
2010*	10.000000	10.398550	3.99%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.446156	10.797240	3.36%	9,349
2013	10.821564	10.446156	-3.47%	927
2012	10.251478	10.821564	5.56%	2,086
2011*	10.000000	10.251478	2.51%	393
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.647324	-3.53%	6,130
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.734462	-2.66%	24,912
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.230145	2.30%	28,470
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.155307	1.55%	11,663
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.342655	3.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.245915	2.46%	6,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.322671	3.23%	19,560
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.150158	1.50%	4,431
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.258470	10.357994	0.97%	0
2013*	10.000000	10.258470	2.58%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.323299	10.349990	0.26%	0
2013*	10.000000	10.323299	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.310108	3.10%	167
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.313474	3.13%	3,728
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.241097	2.41%	1,791
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.424973	9.288313	-1.45%	328,041
2013	9.563643	9.424973	-1.45%	187,347
2012	9.704742	9.563643	-1.45%	126,582
2011	9.847131	9.704742	-1.45%	139,470
2010	9.992000	9.847131	-1.45%	107,332
2009*	10.000000	9.992000	-0.08%	50,245
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.569630	9.797133	2.38%	14,183
2013*	10.000000	9.569630	-4.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.480081	13.105008	-2.78%	1,671
2013	11.297235	13.480081	19.32%	572
2012	9.923663	11.297235	13.84%	0
2011	11.141617	9.923663	-10.93%	0
2010*	10.000000	11.141617	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	9.000681	-9.99%	4,523
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.562924	16.893748	8.55%	2,492
2013	11.748664	15.562924	32.47%	1,282
2012	10.265119	11.748664	14.45%	0
2011	10.763783	10.265119	-4.63%	0
2010*	10.000000	10.763783	7.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.643809	15.909722	8.64%	6,213
2013	11.004573	14.643809	33.07%	1,397
2012	9.496303	11.004573	15.88%	0
2011	10.260898	9.496303	-7.45%	0
2010*	10.000000	10.260898	2.61%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.307063	16.668385	2.22%	8,110
2013	11.938088	16.307063	36.60%	10,457
2012	10.566705	11.938088	12.98%	426
2011	11.221335	10.566705	-5.83%	0
2010*	10.000000	11.221335	12.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.902046	18.338760	15.32%	5,570
2013	11.892846	15.902046	33.71%	4,186
2012	10.372731	11.892846	14.65%	431
2011	10.775174	10.372731	-3.73%	0
2010*	10.000000	10.775174	7.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.029985	10.30%	750
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.735606	7.36%	2,663
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.415750	4.16%	2,466
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.880549	8.81%	3,568
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.311151	11.801151	26.74%	17,082
2013*	10.000000	9.311151	-6.89%	475
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	10.010117	9.913687	-0.96%	3,176
2013	10.146693	10.010117	-1.35%	10,789
2012	9.945902	10.146693	2.02%	2,897
2011*	10.000000	9.945902	-0.54%	2,006
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.131502	9.955042	-1.74%	1,406
2013*	10.000000	10.131502	1.32%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.655248	9.648659	-0.07%	4,094
2013*	10.000000	9.655248	-3.45%	3,493
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.853676	10.442973	5.98%	21,438
2013	9.621718	9.853676	2.41%	41,161
2012*	10.000000	9.621718	-3.78%	10,173

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.522537	10.258366	-2.51%	39,669
2013	10.207559	10.522537	3.09%	38,900
2012*	10.000000	10.207559	2.08%	7,403
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.418041	11.483830	0.58%	4,477
2013*	10.000000	11.418041	14.18%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.632807	10.526292	-1.00%	63,491
2013	10.777474	10.632807	-1.34%	26,211
2012	9.525904	10.777474	13.14%	33,375
2011*	10.000000	9.525904	-4.74%	3,739
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.712740	7.789520	-19.80%	24,409
2013	11.556201	9.712740	-15.95%	14,390
2012	11.155054	11.556201	3.60%	2,468
2011	12.242383	11.155054	-8.88%	2,588
2010*	10.000000	12.242383	22.42%	3,006
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.784872	11.777117	-0.07%	3,487
2013	12.864110	11.784872	-8.39%	1,710
2012	11.084504	12.864110	16.05%	4,328
2011	10.589481	11.084504	4.67%	941
2010*	10.000000	10.589481	5.89%	816
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.100970	10.972928	-1.15%	1,654
2013	12.056025	11.100970	-7.92%	410
2012	11.625585	12.056025	3.70%	0
2011	10.880441	11.625585	6.85%	0
2010*	10.000000	10.880441	8.80%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.929670	11.003686	0.68%	13,878
2013	12.129537	10.929670	-9.89%	10,449
2012	11.518021	12.129537	5.31%	6,702
2011	10.876128	11.518021	5.90%	4,806
2010*	10.000000	10.876128	8.76%	1,796
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.611165	12.830077	1.74%	10,138
2013	12.114694	12.611165	4.10%	11,998
2012	10.765294	12.114694	12.53%	4,859
2011	10.581086	10.765294	1.74%	5,630
2010*	10.000000	10.581086	5.81%	960

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.055631	9.983980	-0.71%	153,234
2013	10.227331	10.055631	-1.68%	0
2012	9.813891	10.227331	4.21%	2,219
2011*	10.000000	9.813891	-1.86%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.409755	10.686357	2.66%	18,822
2013	10.784326	10.409755	-3.47%	10,951
2012	9.993935	10.784326	7.91%	9,636
2011*	10.000000	9.993935	-0.06%	3,536
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.930429	10.074482	1.45%	27,376
2013*	10.000000	9.930429	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.936100	7.679341	-14.06%	0
2013	9.270695	8.936100	-3.61%	1,013
2012	8.425118	9.270695	10.04%	1,013
2011	11.191910	8.425118	-24.72%	1,013
2010*	10.000000	11.191910	11.92%	1,013
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.114028	12.885608	-1.74%	0
2013	11.901896	13.114028	10.18%	0
2012	10.439021	11.901896	14.01%	0
2011	10.811773	10.439021	-3.45%	121,291
2010*	10.000000	10.811773	8.12%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.430829	13.545699	0.86%	1,257
2013	12.387411	13.430829	8.42%	215,199
2012	11.014310	12.387411	12.47%	131,683
2011	10.877428	11.014310	1.26%	660
2010*	10.000000	10.877428	8.77%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.305269	9.996527	-3.00%	990
2013	9.095166	10.305269	13.30%	1,022
2012	7.992311	9.095166	13.80%	2,072
2011	11.108745	7.992311	-28.05%	414
2010*	10.000000	11.108745	11.09%	305
ProFunds - ProFund VP Banks - Q/NQ
2014	12.887514	14.018545	8.78%	1,928
2013	9.798809	12.887514	31.52%	1,377
2012	7.453460	9.798809	31.47%	1,377
2011*	10.000000	7.453460	-25.47%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.622572	9.642949	0.21%	774
2013	8.244482	9.622572	16.72%	0
2012	7.711647	8.244482	6.91%	0
2011*	10.000000	7.711647	-22.88%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.789906	4.047860	-15.49%	37,363
2013	6.617404	4.789906	-27.62%	48,350
2012	8.051204	6.617404	-17.81%	2,452
2011	8.966022	8.051204	-10.20%	877
2010*	10.000000	8.966022	-10.34%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.504579	27.492807	27.85%	16,945
2013	12.956311	21.504579	65.98%	4,520
2012	9.343755	12.956311	38.66%	7,090
2011*	10.000000	9.343755	-6.56%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.654455	16.098228	9.85%	15,934
2013	11.459967	14.654455	27.88%	8,077
2012	10.210784	11.459967	12.23%	1,177
2011	10.360620	10.210784	-1.45%	0
2010*	10.000000	10.360620	3.61%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.659013	14.837662	8.63%	20,459
2013	10.789969	13.659013	26.59%	4,828
2012	9.876524	10.789969	9.25%	4,828
2011*	10.000000	9.876524	-1.23%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.967368	17.696685	10.83%	17,380
2013	11.583833	15.967368	37.84%	8,091
2012	9.627029	11.583833	20.33%	4,805
2011*	10.000000	9.627029	-3.73%	408
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.432165	8.025648	-4.82%	5,954
2013	9.143511	8.432165	-7.78%	7,909
2012	8.706344	9.143511	5.02%	2,186
2011	11.002120	8.706344	-20.87%	596
2010*	10.000000	11.002120	10.02%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.093773	11.788060	-9.97%	8,831
2013	10.923089	13.093773	19.87%	647
2012	9.506465	10.923089	14.90%	304
2011	10.586794	9.506465	-10.20%	0
2010*	10.000000	10.586794	5.87%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.226027	14.717897	11.28%	2,625
2013	10.161119	13.226027	30.16%	3,775
2012	8.266531	10.161119	22.92%	1,330
2011*	10.000000	8.266531	-17.33%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.285802	18.634253	21.91%	7,744
2013	11.098230	15.285802	37.73%	2,876
2012	9.592271	11.098230	15.70%	194
2011*	10.000000	9.592271	-4.08%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.556929	14.105511	4.05%	724
2013	9.954764	13.556929	36.19%	4,402
2012	8.723268	9.954764	14.12%	878
2011*	10.000000	8.723268	-12.77%	450
ProFunds - ProFund VP International - Q/NQ
2014	12.324730	11.161193	-9.44%	909
2013	10.465901	12.324730	17.76%	4,890
2012	9.160608	10.465901	14.25%	1,560
2011	10.851180	9.160608	-15.58%	0
2010*	10.000000	10.851180	8.51%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.910119	14.858733	-0.34%	6,824
2013	9.972554	14.910119	49.51%	1,808
2012	8.449583	9.972554	18.02%	0
2011*	10.000000	8.449583	-15.50%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.669808	12.888908	1.73%	12,071
2013	8.672739	12.669808	46.09%	22,011
2012	7.157889	8.672739	21.16%	815
2011	8.916045	7.157889	-19.72%	0
2010*	10.000000	8.916045	-10.84%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.314474	18.812127	15.31%	16,328
2013	12.328816	16.314474	32.33%	14,716
2012	10.763492	12.328816	14.54%	2,107
2011	10.764877	10.763492	-0.01%	2,760
2010*	10.000000	10.764877	7.65%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.817811	12.137531	-12.16%	3,839
2013	11.300827	13.817811	22.27%	3,974
2012	11.144598	11.300827	1.40%	0
2011	11.059811	11.144598	0.77%	587
2010*	10.000000	11.059811	10.60%	370

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.848635	17.466361	17.63%	6,219
2013	11.446782	14.848635	29.72%	8,047
2012	10.384502	11.446782	10.23%	0
2011*	10.000000	10.384502	3.85%	403
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.261472	3.197331	-24.97%	4,424
2013	6.968437	4.261472	-38.85%	2,625
2012	8.274978	6.968437	-15.79%	2,482
2011*	10.000000	8.274978	-17.25%	4,076
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.554309	13.003417	23.20%	2,347
2013	10.699728	10.554309	-1.36%	2,038
2012	9.266222	10.699728	15.47%	78
2011*	10.000000	9.266222	-7.34%	366
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.703887	3.920236	-31.27%	1,963
2013	4.969049	5.703887	14.79%	3,722
2012	5.418106	4.969049	-8.29%	5,624
2011	8.796519	5.418106	-38.41%	0
2010*	10.000000	8.796519	-12.03%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.934999	14.497542	32.58%	9,108
2013	8.312988	10.934999	31.54%	0
2012	8.802584	8.312988	-5.56%	0
2011*	10.000000	8.802584	-11.97%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.650417	7.318636	-4.34%	82
2013	7.780904	7.650417	-1.68%	948
2012	9.080127	7.780904	-14.31%	0
2011	8.325806	9.080127	9.06%	0
2010*	10.000000	8.325806	-16.74%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.241833	5.310448	1.31%	0
2013	6.733556	5.241833	-22.15%	995
2012	8.557781	6.733556	-21.32%	0
2011	8.529631	8.557781	0.33%	0
2010*	10.000000	8.529631	-14.70%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.256540	3.381759	-20.55%	906
2013	6.118202	4.256540	-30.43%	906
2012	7.645513	6.118202	-19.98%	0
2011	8.665576	7.645513	-11.77%	0
2010*	10.000000	8.665576	-13.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.428367	14.466957	16.40%	3,646
2013	10.073439	12.428367	23.38%	0
2012	9.266794	10.073439	8.70%	5,915
2011*	10.000000	9.266794	-7.33%	416
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.058985	11.951376	-0.89%	1,214
2013	10.918615	12.058985	10.44%	1,451
2012	9.508926	10.918615	14.82%	2,314
2011*	10.000000	9.508926	-4.91%	1,105
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.807003	15.870429	34.42%	3,343
2013	14.811391	11.807003	-20.28%	302
2012	14.885050	14.811391	-0.49%	340
2011	10.524235	14.885050	41.44%	1,172
2010*	10.000000	10.524235	5.24%	349
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.753620	34.476374	33.87%	0
2013	14.595469	25.753620	76.45%	3,425
2012	11.073099	14.595469	31.81%	0
2011	11.371515	11.073099	-2.62%	0
2010*	10.000000	11.371515	13.72%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.827543	1.157102	-36.69%	3,934
2013	3.610351	1.827543	-49.38%	7,981
2012	5.655789	3.610351	-36.17%	0
2011	7.374214	5.655789	-23.30%	0
2010*	10.000000	7.374214	-26.26%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.907963	14.772956	24.06%	2,974
2013	10.663498	11.907963	11.67%	2,778
2012	10.805462	10.663498	-1.31%	2,740
2011*	10.000000	10.805462	8.05%	2,617
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.190708	8.347904	1.92%	8,806
2013	6.433608	8.190708	27.31%	5,823
2012	5.255682	6.433608	22.41%	5,045
2011	6.857341	5.255682	-23.36%	2,349
2010	6.155594	6.857341	11.40%	2,349
2009	6.468381	6.155594	-4.84%	904
2008	11.156260	6.468381	-42.02%	904

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.213581	21.493925	-3.24%	0
2013	22.262322	22.213581	-0.22%	1,808
2012	20.402720	22.262322	9.11%	0
2011	24.781442	20.402720	-17.67%	0
2010	19.850819	24.781442	24.84%	0
2009	12.957122	19.850819	53.20%	275
2008	24.080307	12.957122	-46.19%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.543940	29.481065	30.77%	8,622
2013	14.834646	22.543940	51.97%	15,240
2012	11.070089	14.834646	34.01%	2,055
2011	10.156930	11.070089	8.99%	365
2010	9.309972	10.156930	9.10%	0
2009	7.982910	9.309972	16.62%	533
2008	9.181747	7.982910	-13.06%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.628426	3.009951	-34.97%	22,037
2013	4.852366	4.628426	-4.62%	9,597
2012	4.994243	4.852366	-2.84%	456
2011	5.428238	4.994243	-8.00%	3,456
2010	5.098669	5.428238	6.46%	3,456
2009	4.637518	5.098669	9.94%	3,456
2008	9.231627	4.637518	-49.76%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.570386	28.381517	10.99%	3,576
2013	20.230905	25.570386	26.39%	2,682
2012	18.826057	20.230905	7.46%	1,820
2011	16.791414	18.826057	12.12%	1,060
2010	14.527638	16.791414	15.58%	0
2009	12.375441	14.527638	17.39%	360
2008	16.391693	12.375441	-24.50%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.391830	20.019617	15.11%	1,157
2013	10.846728	17.391830	60.34%	740
2012	9.395760	10.846728	15.44%	0
2011	8.739433	9.395760	7.51%	0
2010	7.117926	8.739433	22.78%	0
2009	5.277048	7.117926	34.88%	522
2008	13.987090	5.277048	-62.27%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.043471	11.027950	21.94%	346
2013	6.794718	9.043471	33.10%	0
2012	6.823209	6.794718	-0.42%	0
2011	8.290310	6.823209	-17.70%	0
2010	7.678553	8.290310	7.97%	0
2009	4.533962	7.678553	69.36%	790
2008	9.222111	4.533962	-50.84%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.633295	21.358483	-19.81%	2,820
2013	21.888342	26.633295	21.68%	1,937
2012	21.690049	21.888342	0.91%	1,820
2011	23.375620	21.690049	-7.21%	180
2010	19.923313	23.375620	17.33%	247
2009	14.596776	19.923313	36.49%	0
2008	27.447359	14.596776	-46.82%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.956431	20.859925	-30.37%	3,280
2013	24.535727	29.956431	22.09%	4,179
2012	24.797497	24.535727	-1.06%	1,906
2011	27.739589	24.797497	-10.61%	1,105
2010	22.330809	27.739589	24.22%	1,208
2009	13.951164	22.330809	60.06%	837
2008	33.391273	13.951164	-58.22%	382
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.015043	10.361699	-13.76%	0
2013	9.840561	12.015043	22.10%	0
2012	8.207887	9.840561	19.89%	491
2011	9.814012	8.207887	-16.37%	0
2010	11.160994	9.814012	-12.07%	0
2009	8.348818	11.160994	33.68%	0
2008	18.768368	8.348818	-55.52%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.446800	11.590419	10.95%	6,363
2013	8.310484	10.446800	25.71%	4,155
2012	6.873798	8.310484	20.90%	3,753
2011	8.198295	6.873798	-16.16%	3,431
2010	7.274011	8.198295	12.71%	2,217
2009	6.167241	7.274011	17.95%	1,006
2008	12.045364	6.167241	-48.80%	1,006

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.328736	20.342418	32.71%	1,014
2013	19.027271	15.328736	-19.44%	1,490
2012	18.744644	19.027271	1.51%	758
2011	13.443005	18.744644	39.44%	1,090
2010	12.389152	13.443005	8.51%	671
2009	18.363710	12.389152	-32.53%	0
2008	12.866501	18.363710	42.72%	464
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.197975	23.577483	22.81%	19,923
2013	13.736491	19.197975	39.76%	13,199
2012	11.897002	13.736491	15.46%	11,211
2011	11.531116	11.897002	3.17%	6,440
2010	10.958932	11.531116	5.22%	5,961
2009	8.921282	10.958932	22.84%	3,401
2008	12.047523	8.921282	-25.95%	3,401
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.572012	26.699052	0.48%	125
2013	17.829009	26.572012	49.04%	1,458
2012	15.161738	17.829009	17.59%	2,419
2011	17.467051	15.161738	-13.20%	673
2010	14.675377	17.467051	19.02%	673
2009	8.978495	14.675377	63.45%	0
2008	16.527823	8.978495	-45.68%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.095366	0.844516	-22.90%	5,036
2013	1.980839	1.095366	-44.70%	23,555
2012	2.592166	1.980839	-23.58%	5,810
2011	3.606733	2.592166	-28.13%	749
2010	5.250199	3.606733	-31.30%	749
2009	9.625367	5.250199	-45.45%	749
2008	6.072445	9.625367	58.51%	749
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.057045	3.002166	-26.00%	38,093
2013	3.571661	4.057045	13.59%	37,455
2012	3.863680	3.571661	-7.56%	0
2011	5.635948	3.863680	-31.45%	0
2010	6.559015	5.635948	-14.07%	0
2009	5.573597	6.559015	17.68%	0
2008	8.103886	5.573597	-31.22%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.357706	2.054934	-12.84%	3,127
2013	3.303098	2.357706	-28.62%	13,744
2012	4.105651	3.303098	-19.55%	0
2011	4.495651	4.105651	-8.68%	0
2010	6.106086	4.495651	-26.37%	0
2009	9.573273	6.106086	-36.22%	0
2008	7.226608	9.573273	32.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.376476	1.103788	-19.81%	0
2013	1.968674	1.376476	-30.08%	0
2012	2.455575	1.968674	-19.83%	0
2011	2.770809	2.455575	-11.38%	0
2010	3.571107	2.770809	-22.41%	0
2009	6.047420	3.571107	-40.95%	0
2008	4.145474	6.047420	45.88%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.119113	1.903602	-10.17%	54,101
2013	3.109567	2.119113	-31.85%	47,011
2012	3.855369	3.109567	-19.34%	0
2011	4.234356	3.855369	-8.95%	0
2010	5.936808	4.234356	-28.68%	0
2009	8.972284	5.936808	-33.83%	789
2008	7.301309	8.972284	22.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.730821	2.302211	-15.70%	4,603
2013	3.770942	2.730821	-27.58%	7,222
2012	4.609243	3.770942	-18.19%	13,173
2011	5.141930	4.609243	-10.36%	814
2010	6.283207	5.141930	-18.16%	814
2009	8.800135	6.283207	-28.60%	814
2008	6.412714	8.800135	37.23%	814
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.164227	10.974133	-16.64%	6,009
2013	8.562766	13.164227	53.74%	6,850
2012	7.234589	8.562766	18.36%	0
2011	10.331505	7.234589	-29.98%	0
2010	9.058748	10.331505	14.05%	0
2009	7.432458	9.058748	21.88%	0
2008	11.252415	7.432458	-33.95%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.666858	27.188393	5.93%	169
2013	18.288154	25.666858	40.35%	767
2012	15.296512	18.288154	19.56%	878
2011	15.149729	15.296512	0.97%	767
2010	11.793708	15.149729	28.46%	767
2009	8.752814	11.793708	34.74%	448
2008	17.447424	8.752814	-49.83%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	31.064904	34.268197	10.31%	0
2013	20.981701	31.064904	48.06%	447
2012	17.124799	20.981701	22.52%	694
2011	18.803962	17.124799	-8.93%	447
2010	13.871361	18.803962	35.56%	447
2009	9.236209	13.871361	50.18%	0
2008	20.752027	9.236209	-55.49%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.805850	30.695695	34.60%	6,545
2013	12.840710	22.805850	77.61%	4,417
2012	9.714869	12.840710	32.18%	1,107
2011	9.924591	9.714869	-2.11%	0
2010	7.356031	9.924591	34.92%	0
2009	3.427000	7.356031	114.65%	0
2008	12.691644	3.427000	-73.00%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.308513	26.978091	15.74%	3,133
2013	17.568951	23.308513	32.67%	2,886
2012	15.267535	17.568951	15.07%	773
2011	15.162833	15.267535	0.69%	1,026
2010	12.985444	15.162833	16.77%	773
2009	8.668667	12.985444	49.80%	0
2008	15.143748	8.668667	-42.76%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.171195	18.898911	16.87%	0
2013	11.013427	16.171195	46.83%	0
2012	9.142093	11.013427	20.47%	81
2011	9.385893	9.142093	-2.60%	0
2010	7.938820	9.385893	18.23%	0
2009	5.944824	7.938820	33.54%	2,740
2008	13.251034	5.944824	-55.14%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.142249	9.890258	-18.55%	4,389
2013	22.860354	12.142249	-46.89%	3,841
2012	24.188743	22.860354	-5.49%	3,403
2011	32.361895	24.188743	-25.26%	1,975
2010	23.782184	32.361895	36.08%	3,533
2009	16.170147	23.782184	47.07%	887
2008	26.708789	16.170147	-39.46%	887
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	19.061258	22.731378	19.25%	11,737
2013	18.607767	19.061258	2.44%	6,264
2012	15.955265	18.607767	16.62%	1,465
2011	15.831020	15.955265	0.78%	1,353
2010	12.864863	15.831020	23.06%	1,353
2009	10.421235	12.864863	23.45%	0
2008	18.120703	10.421235	-42.49%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.660236	25.335471	7.08%	714
2013	17.679371	23.660236	33.83%	109
2012	15.363406	17.679371	15.07%	0
2011	14.804559	15.363406	3.77%	882
2010	12.004440	14.804559	23.33%	0
2009	8.445861	12.004440	42.13%	0
2008	12.781539	8.445861	-33.92%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.188238	25.887357	2.78%	129
2013	16.118952	25.188238	56.26%	3,450
2012	13.395835	16.118952	20.33%	718
2011	15.478732	13.395835	-13.46%	718
2010	11.393986	15.478732	35.85%	718
2009	8.672654	11.393986	31.38%	0
2008	18.095860	8.672654	-52.07%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.159409	18.622899	22.85%	8,814
2013	9.117480	15.159409	66.27%	11,156
2012	7.150513	9.117480	27.51%	2,683
2011	7.553779	7.150513	-5.34%	681
2010	6.108997	7.553779	23.65%	681
2009	4.234927	6.108997	44.25%	681
2008	13.423225	4.234927	-68.45%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.878596	19.807689	10.79%	44,604
2013	12.837318	17.878596	39.27%	17,901
2012	11.496446	12.837318	11.66%	5,684
2011	11.793613	11.496446	-2.52%	6,021
2010	9.571162	11.793613	23.22%	5,684
2009	6.596115	9.571162	45.10%	2,977
2008	11.123228	6.596115	-40.70%	2,977
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.204831	19.904217	9.33%	30,948
2013	12.716591	18.204831	43.16%	9,032
2012	10.557366	12.716591	20.45%	4,997
2011	11.062945	10.557366	-4.57%	5,438
2010	9.330047	11.062945	18.57%	8,613
2009	6.259168	9.330047	49.06%	1,976
2008	12.370257	6.259168	-49.40%	1,976
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	24.103937	23.385577	-2.98%	10,068
2013	18.245683	24.103937	32.11%	11,126
2012	15.953630	18.245683	14.37%	1,454
2011	16.295083	15.953630	-2.10%	1,251
2010	12.471505	16.295083	30.66%	757
2009	8.069898	12.471505	54.54%	840
2008	12.824321	8.069898	-37.07%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.721618	19.690654	5.18%	5,058
2013	13.988476	18.721618	33.84%	3,051
2012	12.133552	13.988476	15.29%	350
2011	13.259933	12.133552	-8.49%	0
2010	11.200252	13.259933	18.39%	0
2009	7.320353	11.200252	53.00%	507
2008	13.177830	7.320353	-44.45%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.519409	20.221769	-1.45%	5,814
2013	14.734812	20.519409	39.26%	9,594
2012	13.518097	14.734812	9.00%	0
2011	13.250775	13.518097	2.02%	0
2010	10.722164	13.250775	23.58%	0
2009	8.121145	10.722164	32.03%	0
2008	12.546804	8.121145	-35.27%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	18.008929	17.980745	-0.16%	4,472
2013	12.794249	18.008929	40.76%	6,935
2012	10.784968	12.794249	18.63%	681
2011	12.084593	10.784968	-10.75%	0
2010	9.802024	12.084593	23.29%	0
2009	6.129526	9.802024	59.91%	0
2008	11.008339	6.129526	-44.32%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.379794	6.517592	21.15%	1,761
2013	5.625984	5.379794	-4.38%	7,029
2012	6.091585	5.625984	-7.64%	1,624
2011	6.456070	6.091585	-5.65%	0
2010	6.860175	6.456070	-5.89%	0
2009	8.271131	6.860175	-17.06%	0
2008	7.950539	8.271131	4.03%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.551353	19.070712	8.66%	9,735
2013	13.153864	17.551353	33.43%	8,489
2012	11.919411	13.153864	10.36%	5,463
2011	13.319859	11.919411	-10.51%	5,463
2010	12.063971	13.319859	10.41%	4,718
2009	7.867086	12.063971	53.35%	4,718
2008	14.624018	7.867086	-46.20%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.771086	8.869982	1.13%	10,650
2013	7.576908	8.771086	15.76%	10,153
2012	7.332327	7.576908	3.34%	796
2011	8.691832	7.332327	-15.64%	748
2010	7.702007	8.691832	12.85%	703
2009	6.073293	7.702007	26.82%	0
2008	11.274286	6.073293	-46.13%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	24.121523	29.192035	21.02%	1,326
2013	16.248178	24.121523	48.46%	3,689
2012	14.022122	16.248178	15.88%	280
2011	16.008005	14.022122	-12.41%	0
2010	13.085418	16.008005	22.33%	0
2009	11.311405	13.085418	15.68%	0
2008	15.357140	11.311405	-26.34%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.372747	16.195985	21.11%	5,230
2013	11.942168	13.372747	11.98%	2,434
2012	11.984376	11.942168	-0.35%	862
2011	10.457018	11.984376	14.61%	1,416
2010	9.927616	10.457018	5.33%	0
2009	8.852352	9.927616	12.15%	0
2008	12.754972	8.852352	-30.60%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.925211	7.637722	-23.05%	2,209
2013	10.362997	9.925211	-4.22%	1,479
2012	10.434303	10.362997	-0.68%	1,833
2011	10.992442	10.434303	-5.08%	1,671
2010	11.816872	10.992442	-6.98%	1,376
2009	11.247726	11.816872	5.06%	1,376
2008	13.004711	11.247726	-13.51%	903
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.052109	10.042514	-0.10%	10,363
2013*	10.000000	10.052109	0.52%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.764503	10.915037	1.40%	6,272
2013	11.971147	10.764503	-10.08%	5,056
2012	10.305484	11.971147	16.16%	637
2011*	10.000000	10.305484	3.05%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.600399	6.00%	9,059
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.732714	12.042194	12.20%	21,538
2013	10.611149	10.732714	1.15%	5,448
2012	8.286297	10.611149	28.06%	3,815
2011*	10.000000	8.286297	-17.14%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.348546	11.407230	0.52%	5,014
2013	9.948312	11.348546	14.08%	5,590
2012	8.878907	9.948312	12.04%	911
2011*	10.000000	8.878907	-11.21%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.530376	6.800600	-20.28%	10,979
2013	7.830984	8.530376	8.93%	4,998
2012	7.686223	7.830984	1.88%	7,650
2011*	10.000000	7.686223	-23.14%	0

Additional Contract Options Elected Total - 1.45%
Variable account charges of the daily net assets of the variable account - 1.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.923185	9.675017	-2.50%	18,432
2013	9.585155	9.923185	3.53%	18,054
2012	9.598712	9.585155	-0.14%	15,371
2011*	10.000000	9.598712	-4.01%	15,371

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.602090	12.240550	5.50%	0
2013	10.130252	11.602090	14.53%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.366140	11.426842	10.23%	0
2013*	10.000000	10.366140	3.66%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.130957	10.308272	1.75%	0
2013	11.238186	10.130957	-9.85%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.633483	19.540728	10.82%	0
2013	13.180450	17.633483	33.79%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.333827	21.534799	11.38%	0
2013	14.900650	19.333827	29.75%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.471428	11.512104	0.35%	0
2013*	10.000000	11.471428	14.71%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.288496	12.338049	0.40%	0
2013	10.903728	12.288496	12.70%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.673684	7.090119	-18.26%	0
2013	9.813787	8.673684	-11.62%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.161503	-8.38%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.332592	13.33%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.726893	10.554804	-1.60%	0
2013	10.476739	10.726893	2.39%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.874804	8.75%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.409480	11.860771	3.96%	0
2013	10.042726	11.409480	13.61%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.976214	14.158646	1.31%	0
2013	11.463927	13.976214	21.91%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.538339	10.859407	3.05%	0
2013*	10.000000	10.538339	5.38%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.411833	11.882333	4.12%	0
2013*	10.000000	11.411833	14.12%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.263214	10.508119	2.39%	0
2013*	10.000000	10.263214	2.63%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.181111	12.414936	1.92%	0
2013	10.018744	12.181111	21.58%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.236547	11.377868	1.26%	0
2013	9.606586	11.236547	16.97%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.084407	11.114671	0.27%	0
2013	10.214801	11.084407	8.51%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.947631	7.670387	10.40%	0
2013	6.875422	6.947631	1.05%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.985586	14.160816	1.25%	0
2013	12.088185	13.985586	15.70%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.857119	9.130773	3.09%	0
2013	8.845762	8.857119	0.13%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.149065	10.234862	0.85%	0
2013*	10.000000	10.149065	1.49%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.059029	10.438111	3.77%	0
2013*	10.000000	10.059029	0.59%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.003926	10.416547	4.12%	0
2013*	10.000000	10.003926	0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.788510	12.866548	-6.69%	0
2013	11.186928	13.788510	23.26%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.829484	9.233048	-6.07%	0
2013*	10.000000	9.829484	-1.71%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.004303	9.705497	-2.99%	0
2013*	10.000000	10.004303	0.04%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.881052	11.173075	2.68%	0
2013	10.177350	10.881052	6.91%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.798031	12.904232	9.38%	0
2013*	10.000000	11.798031	17.98%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.891828	13.332162	3.42%	0
2013	10.616141	12.891828	21.44%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.831124	-1.69%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.220575	2.21%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.789088	11.975563	1.58%	0
2013*	10.000000	11.789088	17.89%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.523765	11.561917	0.33%	0
2013*	10.000000	11.523765	15.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.435983	14.858879	2.93%	2,294
2013	11.319340	14.435983	27.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.555320	12.898460	2.73%	0
2013	11.117039	12.555320	12.94%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.446865	13.867349	3.13%	0
2013	11.259453	13.446865	19.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.231052	11.431699	1.79%	0
2013	10.866067	11.231052	3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.278535	10.353176	0.73%	0
2013*	10.000000	10.278535	2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.350540	10.298605	-0.50%	0
2013*	10.000000	10.350540	3.51%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.986549	13.376346	3.00%	0
2013	11.191644	12.986549	16.04%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.806184	14.219446	2.99%	0
2013	11.278360	13.806184	22.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.127756	12.433500	2.52%	0
2013	11.068481	12.127756	9.57%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.432028	10.777156	3.31%	0
2013	10.812420	10.432028	-3.52%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.643973	-3.56%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.731162	-2.69%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.226669	2.27%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.151780	1.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.339057	3.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.242352	2.42%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.319092	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.146643	1.47%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.257755	10.352020	0.92%	0
2013*	10.000000	10.257755	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.322582	10.344019	0.21%	0
2013*	10.000000	10.322582	3.23%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.306527	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.309886	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.237526	2.38%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.405596	9.264515	-1.50%	0
2013	9.548829	9.405596	-1.50%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.566382	9.788841	2.33%	0
2013*	10.000000	9.566382	-4.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.455059	13.074040	-2.83%	0
2013	11.281978	13.455059	19.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.997548	-10.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.534053	16.853852	8.50%	0
2013	11.732807	15.534053	32.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.616604	15.872109	8.59%	0
2013	10.989706	14.616604	33.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.276790	16.629002	2.16%	0
2013	11.921975	16.276790	36.53%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.872514	18.295422	15.26%	0
2013	11.876780	15.872514	33.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.026158	10.26%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.731882	7.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.412126	4.12%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.876766	8.77%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.307999	11.791176	26.68%	0
2013*	10.000000	9.307999	-6.92%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.996555	9.895240	-1.01%	0
2013	10.138106	9.996555	-1.40%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.130798	9.949301	-1.79%	0
2013*	10.000000	10.130798	1.31%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.651969	9.640485	-0.12%	0
2013*	10.000000	9.651969	-3.48%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.845888	10.429419	5.93%	0
2013	9.619001	9.845888	2.36%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.514261	10.245099	-2.56%	0
2013	10.204689	10.514261	3.03%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.414168	11.474103	0.53%	0
2013*	10.000000	11.414168	14.14%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.618435	10.506723	-1.05%	0
2013	10.768376	10.618435	-1.39%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.694715	7.771119	-19.84%	0
2013	11.540604	9.694715	-15.99%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.763002	11.749300	-0.12%	0
2013	12.846744	11.763002	-8.44%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.080300	10.946939	-1.20%	0
2013	12.039679	11.080300	-7.97%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.909366	10.977675	0.63%	0
2013	12.113152	10.909366	-9.94%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.587724	12.799737	1.68%	0
2013	12.098319	12.587724	4.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.041987	9.965372	-0.76%	0
2013	10.218645	10.041987	-1.73%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.395694	10.666500	2.60%	0
2013	10.775226	10.395694	-3.52%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.929738	10.068673	1.40%	0
2013*	10.000000	9.929738	-0.70%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.919492	7.661181	-14.11%	0
2013	9.258156	8.919492	-3.66%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.089638	12.855116	-1.79%	0
2013	11.885786	13.089638	10.13%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.405875	13.513662	0.80%	0
2013	12.370682	13.405875	8.37%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.286135	9.972896	-3.05%	0
2013	9.082876	10.286135	13.25%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2014	12.870083	13.992480	8.72%	0
2013	9.790512	12.870083	31.45%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.609525	9.624980	0.16%	0
2013	8.237489	9.609525	16.66%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.780986	4.038267	-15.53%	0
2013	6.608442	4.780986	-27.65%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.475543	27.441764	27.78%	0
2013	12.945374	21.475543	65.89%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.627225	16.060164	9.80%	0
2013	11.444475	14.627225	27.81%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.640538	14.810072	8.57%	0
2013	10.780844	13.640538	26.53%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.945770	17.663779	10.77%	0
2013	11.574033	15.945770	37.77%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.416506	8.006676	-4.87%	0
2013	9.131160	8.416506	-7.83%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.069459	11.760188	-10.02%	0
2013	10.908337	13.069459	19.81%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.208170	14.690566	11.22%	0
2013	10.152548	13.208170	30.10%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.265135	18.599629	21.84%	0
2013	11.088846	15.265135	37.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.538604	14.079303	3.99%	0
2013	9.946360	13.538604	36.12%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.301841	11.134809	-9.49%	0
2013	10.451772	12.301841	17.70%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.889945	14.831103	-0.40%	0
2013	9.964108	14.889945	49.44%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.646256	12.858423	1.68%	0
2013	8.661012	12.646256	46.01%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.284167	18.767645	15.25%	0
2013	12.312153	16.284167	32.26%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.792141	12.108827	-12.20%	0
2013	11.285555	13.792141	22.21%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.828558	17.433894	17.57%	0
2013	11.437102	14.828558	29.65%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.255709	3.191383	-25.01%	0
2013	6.962561	4.255709	-38.88%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.540031	12.979236	23.14%	0
2013	10.690675	10.540031	-1.41%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.693259	3.910934	-31.31%	0
2013	4.962317	5.693259	14.73%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.920217	14.470607	32.51%	0
2013	8.305962	10.920217	31.47%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.636231	7.301351	-4.39%	0
2013	7.770415	7.636231	-1.73%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.232087	5.297879	1.26%	0
2013	6.724454	5.232087	-22.19%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.248640	3.373767	-20.59%	0
2013	6.109937	4.248640	-30.46%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.411552	14.440061	16.34%	0
2013	10.064914	12.411552	23.32%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.042693	11.929170	-0.94%	0
2013	10.909391	12.042693	10.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.785075	15.832910	34.35%	0
2013	14.791393	11.785075	-20.32%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.705813	34.394928	33.80%	0
2013	14.575758	25.705813	76.36%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.824135	1.154342	-36.72%	0
2013	3.605455	1.824135	-49.41%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.891853	14.745494	24.00%	0
2013	10.654483	11.891853	11.61%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.139860	8.291874	1.87%	0
2013	6.396912	8.139860	27.25%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.075858	21.349820	-3.29%	0
2013	22.135515	22.075858	-0.27%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.404247	29.283547	30.71%	0
2013	14.750197	22.404247	51.89%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.609078	2.995835	-35.00%	0
2013	4.834538	4.609078	-4.66%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.412089	28.191515	10.94%	0
2013	20.115869	25.412089	26.33%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.306881	19.911730	15.05%	0
2013	10.799215	17.306881	60.26%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.987422	10.954049	21.88%	0
2013	6.756030	8.987422	33.03%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.468314	21.215378	-19.85%	0
2013	21.763791	26.468314	21.62%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.770771	20.720099	-30.40%	0
2013	24.396038	29.770771	22.03%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.940567	10.292234	-13.80%	0
2013	9.784516	11.940567	22.04%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.381981	11.512665	10.89%	0
2013	8.263118	10.381981	25.64%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.233755	20.206124	32.64%	0
2013	18.918968	15.233755	-19.48%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	19.078963	23.419453	22.75%	0
2013	13.658260	19.078963	39.69%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.407389	26.520176	0.43%	0
2013	17.727540	26.407389	48.96%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.090005	0.839954	-22.94%	0
2013	1.972143	1.090005	-44.73%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.035114	2.984422	-26.04%	0
2013	3.554163	4.035114	13.53%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.346162	2.043841	-12.89%	0
2013	3.288599	2.346162	-28.66%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.367935	1.096387	-19.85%	0
2013	1.957456	1.367935	-30.12%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.108755	1.893333	-10.22%	0
2013	3.095938	2.108755	-31.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.713895	2.286786	-15.74%	0
2013	3.749479	2.713895	-27.62%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.082661	10.900600	-16.68%	0
2013	8.514028	13.082661	53.66%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.507827	27.006233	5.87%	0
2013	18.184060	25.507827	40.28%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	30.872390	34.038562	10.26%	0
2013	20.862256	30.872390	47.98%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.664546	30.490042	34.53%	0
2013	12.767608	22.664546	77.52%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.164033	26.797269	15.68%	0
2013	17.468918	23.164033	32.60%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	16.071020	18.772317	16.81%	0
2013	10.950754	16.071020	46.76%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	12.066943	9.823915	-18.59%	0
2013	22.730135	12.066943	-46.91%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.943122	22.579040	19.19%	0
2013	18.501826	18.943122	2.39%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.513623	25.165707	7.03%	0
2013	17.578734	23.513623	33.76%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.032138	25.713869	2.72%	0
2013	16.027181	25.032138	56.19%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	15.065345	18.497954	22.78%	0
2013	9.065502	15.065345	66.18%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.791062	19.700714	10.73%	0
2013	12.780956	17.791062	39.20%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.115793	19.796820	9.28%	0
2013	12.660814	18.115793	43.09%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.986035	23.259368	-3.03%	0
2013	18.165642	23.986035	32.04%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.630044	19.584402	5.12%	0
2013	13.927112	18.630044	33.77%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.419017	20.112626	-1.50%	0
2013	14.670152	20.419017	39.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.920838	17.883711	-0.21%	0
2013	12.738125	17.920838	40.69%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.357333	6.487092	21.09%	0
2013	5.605337	5.357333	-4.42%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.442556	18.942884	8.60%	0
2013	13.078955	17.442556	33.36%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.716736	8.810542	1.08%	0
2013	7.533778	8.716736	15.70%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.972058	28.996424	20.96%	0
2013	16.155682	23.972058	48.38%	0

Additional Contract Options Elected Total - 1.50%
Variable account charges of the daily net assets of the variable account - 1.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.289909	16.087492	21.05%	0
2013	11.874224	13.289909	11.92%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.883775	7.601968	-23.09%	0
2013	10.324966	9.883775	-4.27%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.051408	10.036721	-0.15%	0
2013*	10.000000	10.051408	0.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.749967	10.894765	1.35%	0
2013	11.961046	10.749967	-10.13%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.596803	5.97%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.718208	12.019813	12.14%	0
2013	10.602176	10.718208	1.09%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.333188	11.385999	0.47%	0
2013	9.939894	11.333188	14.02%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.518825	6.787943	-20.32%	0
2013	7.824346	8.518825	8.88%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.909762	9.657032	-2.55%	0
2013	9.577053	9.909762	3.47%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.586388	12.217770	5.45%	5,724
2013	10.121685	11.586388	14.47%	903
2012	9.068452	10.121685	11.61%	0
2011*	10.000000	9.068452	-9.32%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.365417	11.420254	10.18%	44,516
2013*	10.000000	10.365417	3.65%	1,289
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.117252	10.289101	1.70%	193,766
2013	11.228685	10.117252	-9.90%	62,958
2012	10.621413	11.228685	5.72%	51,701
2011*	10.000000	10.621413	6.21%	13,729
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.529311	19.415432	10.76%	22,674
2013	13.109237	17.529311	33.72%	10,081
2012	11.605090	13.109237	12.96%	1,203
2011	11.431878	11.605090	1.52%	1,544
2010	10.172635	11.431878	12.38%	797
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.219646	21.396752	11.33%	32,069
2013	14.820164	19.219646	29.69%	19,312
2012	13.138939	14.820164	12.80%	12,712
2011	13.211351	13.138939	-0.55%	3,615
2010	11.831132	13.211351	11.67%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.467534	11.502352	0.30%	4,309
2013*	10.000000	11.467534	14.68%	1,690
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.265674	12.308880	0.35%	219,804
2013	10.889008	12.265674	12.64%	119,344
2012	10.058345	10.889008	8.26%	40,632
2011	10.602307	10.058345	-5.13%	55,009
2010*	10.000000	10.602307	6.02%	24,369
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.657561	7.073338	-18.30%	8,912
2013	9.800511	8.657561	-11.66%	3,550
2012	10.168238	9.800511	-3.62%	3,769
2011	11.823899	10.168238	-14.00%	3,164
2010*	10.000000	11.823899	18.24%	2,808
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.158390	-8.42%	451

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.328756	13.29%	456
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.717818	10.540533	-1.65%	52,752
2013	10.473195	10.717818	2.34%	57,897
2012*	10.000000	10.473195	4.73%	94,332
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.871107	8.71%	2,055
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.394034	11.838696	3.90%	2,707
2013	10.034224	11.394034	13.55%	2,707
2012	9.081420	10.034224	10.49%	2,453
2011*	10.000000	9.081420	-9.19%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.950236	14.125158	1.25%	7,885
2013	11.448429	13.950236	21.85%	7,178
2012	10.083072	11.448429	13.54%	5,978
2011	10.401894	10.083072	-3.07%	2,027
2010*	10.000000	10.401894	4.02%	1,578
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.534763	10.850216	2.99%	62,564
2013*	10.000000	10.534763	5.35%	16,165
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.407957	11.872265	4.07%	100,670
2013*	10.000000	11.407957	14.08%	30,399
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.262501	10.502054	2.33%	49
2013*	10.000000	10.262501	2.63%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.137455	12.364158	1.87%	216,896
2013	9.987914	12.137455	21.52%	131,391
2012	8.922546	9.987914	11.94%	33,473
2011	9.776485	8.922546	-8.73%	20,771
2010	8.624898	9.776485	13.35%	12,667
2009	6.284277	8.624898	37.25%	4,152
2008	11.216518	6.284277	-43.97%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.198524	11.333622	1.21%	294,574
2013	9.578943	11.198524	16.91%	88,059
2012	8.655422	9.578943	10.67%	31,803
2011	9.177863	8.655422	-5.69%	20,463
2010	8.195399	9.177863	11.99%	8,110
2009	6.130146	8.195399	33.69%	2,146
2008	10.761177	6.130146	-43.03%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.044659	11.069186	0.22%	915,403
2013	10.183330	11.044659	8.46%	286,829
2012	9.336813	10.183330	9.07%	253,805
2011	9.509843	9.336813	-1.82%	58,175
2010	8.703335	9.509843	9.27%	31,456
2009	7.211782	8.703335	20.68%	27,813
2008	10.475875	7.211782	-31.16%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.929825	7.646846	10.35%	35,228
2013	6.861281	6.929825	1.00%	36,116
2012	7.849042	6.861281	-12.58%	11,772
2011	8.725109	7.849042	-10.04%	20,949
2010	9.187324	8.725109	-5.03%	23,500
2009	9.722257	9.187324	-5.50%	13,866
2008*	10.000000	9.722257	-2.78%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.903012	14.070051	1.20%	55,879
2013	12.022915	13.903012	15.64%	32,373
2012	11.694463	12.022915	2.81%	6,239
2011	12.712457	11.694463	-8.01%	4,875
2010	11.611045	12.712457	9.49%	4,920
2009	9.265042	11.611045	25.32%	4,579
2008	15.880039	9.265042	-41.66%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.820799	9.088717	3.04%	40,959
2013	8.813967	8.820799	0.08%	41,416
2012	8.758205	8.813967	0.64%	28,599
2011	8.604833	8.758205	1.78%	5,025
2010	8.231416	8.604833	4.54%	2,739
2009	8.644923	8.231416	-4.78%	659
2008	10.803638	8.644923	-19.98%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.145613	10.226177	0.79%	87,690
2013*	10.000000	10.145613	1.46%	37,728

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.058330	10.432096	3.72%	44,788
2013*	10.000000	10.058330	0.58%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.003227	10.410522	4.07%	864
2013*	10.000000	10.003227	0.03%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.762871	12.836111	-6.73%	178,166
2013	11.171791	13.762871	23.19%	204,367
2012	9.522114	11.171791	17.32%	45,284
2011	10.422818	9.522114	-8.64%	53,882
2010*	10.000000	10.422818	4.23%	42,500
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.826132	9.225222	-6.12%	49,206
2013*	10.000000	9.826132	-1.74%	23,802
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	10.000917	9.697275	-3.04%	20,708
2013*	10.000000	10.000917	0.01%	142,325
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.866344	11.152304	2.63%	10,639
2013	10.168752	10.866344	6.86%	7,845
2012	9.453453	10.168752	7.57%	122
2011*	10.000000	9.453453	-5.47%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.794037	12.893318	9.32%	4,593
2013*	10.000000	11.794037	17.94%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.874376	13.307364	3.36%	138,434
2013	10.607154	12.874376	21.37%	20,692
2012	9.311149	10.607154	13.92%	17,990
2011*	10.000000	9.311149	-6.89%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.827707	-1.72%	36,126
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.217106	2.17%	3,681
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.783342	11.963642	1.53%	1,117
2013*	10.000000	11.783342	17.83%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.518143	11.550407	0.28%	1,015
2013*	10.000000	11.518143	15.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.409179	14.823756	2.88%	689
2013	11.304059	14.409179	27.47%	3,095
2012	9.885581	11.304059	14.35%	0
2011	10.725025	9.885581	-7.83%	0
2010*	10.000000	10.725025	7.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.531997	12.867963	2.68%	78,818
2013	11.102027	12.531997	12.88%	22,241
2012	10.154090	11.102027	9.34%	11,481
2011	10.454235	10.154090	-2.87%	11,481
2010*	10.000000	10.454235	4.54%	539
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.421872	13.834546	3.07%	116,839
2013	11.244230	13.421872	19.37%	51,400
2012	10.050506	11.244230	11.88%	1,240
2011	10.572946	10.050506	-4.94%	3,400
2010*	10.000000	10.572946	5.73%	8,612
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.210176	11.404652	1.73%	98,551
2013	10.851386	11.210176	3.31%	13,423
2012	10.253743	10.851386	5.83%	4,384
2011	10.269908	10.253743	-0.16%	4,437
2010*	10.000000	10.269908	2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.277822	10.347208	0.68%	69,887
2013*	10.000000	10.277822	2.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.349816	10.292653	-0.55%	6,876
2013*	10.000000	10.349816	3.50%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.962401	13.344697	2.95%	144,132
2013	11.176511	12.962401	15.98%	60,865
2012	10.103127	11.176511	10.62%	6,805
2011	10.506962	10.103127	-3.84%	6,805
2010*	10.000000	10.506962	5.07%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.780541	14.185826	2.94%	11,927
2013	11.263125	13.780541	22.35%	12,188
2012	9.984527	11.263125	12.81%	11,019
2011	10.638391	9.984527	-6.15%	9,998
2010*	10.000000	10.638391	6.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.105211	12.404093	2.47%	5,304
2013	11.053521	12.105211	9.51%	4,572
2012	10.203170	11.053521	8.33%	1,722
2011	10.391563	10.203170	-1.81%	2,797
2010*	10.000000	10.391563	3.92%	838
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.417917	10.757126	3.26%	42,338
2013	10.803282	10.417917	-3.57%	16,761
2012	10.244577	10.803282	5.45%	14,320
2011*	10.000000	10.244577	2.45%	1,971
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.640620	-3.59%	58,567
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.727860	-2.72%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.223195	2.23%	3,411
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.148247	1.48%	14,700
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.335462	3.35%	10,972
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.238789	2.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.315497	3.15%	6,832
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.143109	1.43%	87,066
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.257041	10.346053	0.87%	19,025
2013*	10.000000	10.257041	2.57%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.321864	10.338053	0.16%	7,467
2013*	10.000000	10.321864	3.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.302955	3.03%	11,760
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.306302	3.06%	29,713
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.233971	2.34%	14,596
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.386257	9.240774	-1.55%	1,030,249
2013	9.534036	9.386257	-1.55%	740,279
2012	9.684549	9.534036	-1.55%	682,383
2011	9.836593	9.684549	-1.55%	423,900
2010	9.991444	9.836593	-1.55%	181,556
2009*	10.000000	9.991444	-0.09%	68,004
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.563126	9.780540	2.27%	18,219
2013*	10.000000	9.563126	-4.37%	3,512
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.430055	13.043120	-2.88%	9,620
2013	11.266729	13.430055	19.20%	10,639
2012	9.906930	11.266729	13.73%	4,483
2011	11.134127	9.906930	-11.02%	3,705
2010*	10.000000	11.134127	11.34%	194
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.994425	-10.06%	21,990
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.505188	16.813998	8.44%	24,525
2013	11.716959	15.505188	32.33%	4,032
2012	10.247830	11.716959	14.34%	1,801
2011	10.756545	10.247830	-4.73%	977
2010*	10.000000	10.756545	7.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.589452	15.834591	8.53%	27,082
2013	10.974850	14.589452	32.94%	7,582
2012	9.480297	10.974850	15.76%	664
2011	10.253993	9.480297	-7.55%	687
2010*	10.000000	10.253993	2.54%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.246533	16.589658	2.11%	15,017
2013	11.905849	16.246533	36.46%	8,800
2012	10.548903	11.905849	12.86%	18,551
2011	11.213788	10.548903	-5.93%	8,496
2010*	10.000000	11.213788	12.14%	732
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.843028	18.252162	15.21%	15,951
2013	11.860726	15.843028	33.58%	13,340
2012	10.355249	11.860726	14.54%	1,770
2011	10.767915	10.355249	-3.83%	265
2010*	10.000000	10.767915	7.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.022321	10.22%	18,743
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.728143	7.28%	23,700
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.408504	4.09%	17,372
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.872992	8.73%	1,846
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.304834	11.781191	26.61%	12,187
2013*	10.000000	9.304834	-6.95%	1,471
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.983037	9.876846	-1.06%	78,100
2013	10.129538	9.983037	-1.45%	82,170
2012	9.939207	10.129538	1.91%	14,517
2011*	10.000000	9.939207	-0.61%	4,914
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.130092	9.943553	-1.84%	58,084
2013*	10.000000	10.130092	1.30%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.648694	9.632327	-0.17%	59,621
2013*	10.000000	9.648694	-3.51%	44,155
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.838116	10.415899	5.87%	44,049
2013	9.616294	9.838116	2.31%	25,986
2012*	10.000000	9.616294	-3.84%	12,019

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.505948	10.231812	-2.61%	81,716
2013	10.201818	10.505948	2.98%	160,525
2012*	10.000000	10.201818	2.02%	96,856
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.410296	11.464394	0.47%	10,866
2013*	10.000000	11.410296	14.10%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.604081	10.487199	-1.10%	137,953
2013	10.759277	10.604081	-1.44%	51,724
2012	9.519492	10.759277	13.02%	42,700
2011*	10.000000	9.519492	-4.81%	514
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.676703	7.752739	-19.88%	59,847
2013	11.525017	9.676703	-16.04%	19,965
2012	11.136280	11.525017	3.49%	2,984
2011	12.234168	11.136280	-8.97%	5,509
2010*	10.000000	12.234168	22.34%	3,668
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.741140	11.721514	-0.17%	15,827
2013	12.829384	11.741140	-8.48%	14,951
2012	11.065833	12.829384	15.94%	13,833
2011	10.582352	11.065833	4.57%	12,864
2010*	10.000000	10.582352	5.82%	5,746
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.059668	10.921017	-1.25%	46,003
2013	12.023365	11.059668	-8.02%	7,647
2012	11.605905	12.023365	3.60%	1,341
2011	10.873027	11.605905	6.74%	10,104
2010*	10.000000	10.873027	8.73%	635
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.889103	10.951726	0.58%	56,515
2013	12.096785	10.889103	-9.98%	32,325
2012	11.498624	12.096785	5.20%	3,459
2011	10.868811	11.498624	5.79%	5,300
2010*	10.000000	10.868811	8.69%	5,187
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.564352	12.769482	1.63%	65,668
2013	12.081991	12.564352	3.99%	160,290
2012	10.747168	12.081991	12.42%	233,742
2011	10.573967	10.747168	1.64%	140,543
2010*	10.000000	10.573967	5.74%	11,666

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.028369	9.946807	-0.81%	238,760
2013	10.209971	10.028369	-1.78%	169,194
2012	9.807204	10.209971	4.11%	9,207
2011*	10.000000	9.807204	-1.93%	59,039
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.381645	10.646686	2.55%	195,079
2013	10.766121	10.381645	-3.57%	76,130
2012	9.987223	10.766121	7.80%	138,203
2011*	10.000000	9.987223	-0.13%	55,599
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.929045	10.062851	1.35%	60,781
2013*	10.000000	9.929045	-0.71%	1,416
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.902933	7.643063	-14.15%	162
2013	9.245660	8.902933	-3.71%	2,072
2012	8.410920	9.245660	9.92%	7,172
2011	11.184389	8.410920	-24.80%	2,072
2010*	10.000000	11.184389	11.84%	6,271
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.065247	12.824643	-1.84%	0
2013	11.869673	13.065247	10.07%	1,300
2012	10.421356	11.869673	13.90%	3,762
2011	10.804407	10.421356	-3.55%	16,988
2010*	10.000000	10.804407	8.04%	23,511
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.380998	13.481738	0.75%	11,717
2013	12.353980	13.380998	8.31%	69,065
2012	10.995766	12.353980	12.35%	52,759
2011	10.870111	10.995766	1.16%	1,137
2010*	10.000000	10.870111	8.70%	18,069
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.267033	9.949313	-3.09%	14,676
2013	9.070604	10.267033	13.19%	15,917
2012	7.978850	9.070604	13.68%	5,928
2011	11.101281	7.978850	-28.13%	1,284
2010*	10.000000	11.101281	11.01%	5,643
ProFunds - ProFund VP Banks - Q/NQ
2014	12.852656	13.966438	8.67%	778
2013	9.782219	12.852656	31.39%	487
2012	7.448418	9.782219	31.33%	3,358
2011*	10.000000	7.448418	-25.52%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.596541	9.607100	0.11%	8,835
2013	8.230525	9.596541	16.60%	7,724
2012	7.706440	8.230525	6.80%	2,348
2011*	10.000000	7.706440	-22.94%	1,964
ProFunds - ProFund VP Bear - Q/NQ
2014	4.772106	4.028722	-15.58%	11,929
2013	6.599518	4.772106	-27.69%	13,100
2012	8.037635	6.599518	-17.89%	3,405
2011	8.959978	8.037635	-10.29%	3,723
2010*	10.000000	8.959978	-10.40%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.446517	27.390781	27.72%	17,823
2013	12.934434	21.446517	65.81%	12,482
2012	9.337459	12.934434	38.52%	17,755
2011*	10.000000	9.337459	-6.63%	2,117
ProFunds - ProFund VP Bull - Q/NQ
2014	14.600077	16.022222	9.74%	22,350
2013	11.429025	14.600077	27.75%	11,603
2012	10.193581	11.429025	12.12%	8,455
2011	10.353649	10.193581	-1.55%	6,330
2010*	10.000000	10.353649	3.54%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.622096	14.782543	8.52%	18,652
2013	10.771734	13.622096	26.46%	1,758
2012	9.869870	10.771734	9.14%	525
2011*	10.000000	9.869870	-1.30%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.924210	17.630941	10.72%	21,619
2013	11.564259	15.924210	37.70%	3,670
2012	9.620547	11.564259	20.20%	3,007
2011*	10.000000	9.620547	-3.79%	574
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.400843	7.987715	-4.92%	7,235
2013	9.118802	8.400843	-7.87%	9,676
2012	8.691660	9.118802	4.91%	29,214
2011	10.994712	8.691660	-20.95%	9,327
2010*	10.000000	10.994712	9.95%	4,086
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.045180	11.732382	-10.06%	5,865
2013	10.893590	13.045180	19.75%	1,614
2012	9.490440	10.893590	14.78%	214
2011	10.579665	9.490440	-10.30%	39
2010*	10.000000	10.579665	5.80%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.190274	14.663217	11.17%	2,340
2013	10.143941	13.190274	30.03%	6
2012	8.260954	10.143941	22.79%	2,583
2011*	10.000000	8.260954	-17.39%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.244523	18.565088	21.78%	44,077
2013	11.079480	15.244523	37.59%	29,091
2012	9.585817	11.079480	15.58%	2,652
2011*	10.000000	9.585817	-4.14%	1,465
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.520305	14.053130	3.94%	6,804
2013	9.937943	13.520305	36.05%	13,353
2012	8.717387	9.937943	14.00%	229
2011*	10.000000	8.717387	-12.83%	295
ProFunds - ProFund VP International - Q/NQ
2014	12.278947	11.108439	-9.53%	5,339
2013	10.437614	12.278947	17.64%	2,662
2012	9.145157	10.437614	14.13%	14,456
2011	10.843885	9.145157	-15.67%	3,843
2010*	10.000000	10.843885	8.44%	541
ProFunds - ProFund VP Internet - Q/NQ
2014	14.869816	14.803534	-0.45%	8,497
2013	9.955689	14.869816	49.36%	45,721
2012	8.443886	9.955689	17.90%	3,604
2011*	10.000000	8.443886	-15.56%	768
ProFunds - ProFund VP Japan - Q/NQ
2014	12.622743	12.828011	1.63%	8,584
2013	8.649298	12.622743	45.94%	13,646
2012	7.145809	8.649298	21.04%	0
2011	8.910045	7.145809	-19.80%	0
2010*	10.000000	8.910045	-10.90%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.253930	18.723293	15.19%	40,335
2013	12.295525	16.253930	32.19%	20,198
2012	10.745359	12.295525	14.43%	8,665
2011	10.757626	10.745359	-0.11%	2,331
2010*	10.000000	10.757626	7.58%	2,762
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.766518	12.080188	-12.25%	15,536
2013	11.270307	13.766518	22.15%	32,507
2012	11.125823	11.270307	1.30%	10,279
2011	11.052374	11.125823	0.66%	16,235
2010*	10.000000	11.052374	10.52%	1,737

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.808514	17.401507	17.51%	23,093
2013	11.427433	14.808514	29.59%	5,131
2012	10.377513	11.427433	10.12%	349
2011*	10.000000	10.377513	3.78%	3,665
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.249933	3.185431	-25.05%	102,293
2013	6.956656	4.249933	-38.91%	50,232
2012	8.269407	6.956656	-15.87%	16,994
2011*	10.000000	8.269407	-17.31%	16,416
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.525781	12.955123	23.08%	22,562
2013	10.681644	10.525781	-1.46%	15,324
2012	9.259981	10.681644	15.35%	9,763
2011*	10.000000	9.259981	-7.40%	3,964
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.682680	3.901683	-31.34%	0
2013	4.955614	5.682680	14.67%	1,785
2012	5.408958	4.955614	-8.38%	1,739
2011	8.790588	5.408958	-38.47%	4,838
2010*	10.000000	8.790588	-12.09%	3,323
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.905437	14.443694	32.44%	3,271
2013	8.298932	10.905437	31.41%	521
2012	8.796647	8.298932	-5.66%	1,925
2011*	10.000000	8.796647	-12.03%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.622011	7.284061	-4.43%	3,232
2013	7.759891	7.622011	-1.78%	5,498
2012	9.064841	7.759891	-14.40%	1,230
2011	8.320203	9.064841	8.95%	403
2010*	10.000000	8.320203	-16.80%	3,308
ProFunds - ProFund VP Short International - Q/NQ
2014	5.222361	5.285353	1.21%	4,074
2013	6.715359	5.222361	-22.23%	4,091
2012	8.543350	6.715359	-21.40%	1,432
2011	8.523872	8.543350	0.23%	582
2010*	10.000000	8.523872	-14.76%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.240726	3.365770	-20.63%	190
2013	6.101677	4.240726	-30.50%	190
2012	7.632629	6.101677	-20.06%	7,881
2011	8.659740	7.632629	-11.86%	585
2010*	10.000000	8.659740	-13.40%	18,703

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.394768	14.413230	16.28%	6,783
2013	10.056408	12.394768	23.25%	5,828
2012	9.260549	10.056408	8.59%	1,888
2011*	10.000000	9.260549	-7.39%	1,261
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.026409	11.906983	-0.99%	2,595
2013	10.900166	12.026409	10.33%	4,666
2012	9.502530	10.900166	14.71%	3,736
2011*	10.000000	9.502530	-4.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.763190	15.795504	34.28%	4,314
2013	14.771422	11.763190	-20.37%	7,327
2012	14.859996	14.771422	-0.60%	4,997
2011	10.517150	14.859996	41.29%	3,894
2010*	10.000000	10.517150	5.17%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.658100	34.313686	33.73%	1,100
2013	14.556071	25.658100	76.27%	9,701
2012	11.054441	14.556071	31.68%	2,052
2011	11.363866	11.054441	-2.72%	806
2010*	10.000000	11.363866	13.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.820737	1.151612	-36.75%	5,766
2013	3.600572	1.820737	-49.43%	17,379
2012	5.646244	3.600572	-36.23%	17,663
2011	7.369239	5.646244	-23.38%	237
2010*	10.000000	7.369239	-26.31%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.875769	14.718076	23.93%	3,740
2013	10.645473	11.875769	11.56%	1,910
2012	10.798185	10.645473	-1.41%	576
2011*	10.000000	10.798185	7.98%	10,114
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.089399	8.236296	1.82%	6,022
2013	6.360487	8.089399	27.18%	5,467
2012	5.201242	6.360487	22.29%	4,802
2011	6.793194	5.201242	-23.43%	1,946
2010	6.104197	6.793194	11.29%	7,199
2009	6.420912	6.104197	-4.93%	1,946
2008	11.085711	6.420912	-42.08%	66

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.938995	21.206674	-3.34%	4,578
2013	22.009457	21.938995	-0.32%	1,159
2012	20.191529	22.009457	9.00%	2,191
2011	24.549799	20.191529	-17.75%	1,891
2010	19.685219	24.549799	24.71%	2,912
2009	12.862097	19.685219	53.05%	944
2008	23.928062	12.862097	-46.25%	65
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.265304	29.087182	30.64%	20,319
2013	14.666155	22.265304	51.81%	18,309
2012	10.955491	14.666155	33.87%	10,517
2011	10.061969	10.955491	8.88%	6,174
2010	9.232292	10.061969	8.99%	4,345
2009	7.924338	9.232292	16.51%	2,593
2008	9.123656	7.924338	-13.15%	51
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.589825	2.981812	-35.03%	47,911
2013	4.816782	4.589825	-4.71%	40,682
2012	4.962667	4.816782	-2.94%	15,608
2011	5.399392	4.962667	-8.09%	7,350
2010	5.076719	5.399392	6.36%	4,659
2009	4.622252	5.076719	9.83%	3,415
2008	9.210605	4.622252	-49.82%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.254565	28.002554	10.88%	17,100
2013	20.001322	25.254565	26.26%	32,479
2012	18.631366	20.001322	7.35%	3,010
2011	16.634600	18.631366	12.00%	1,333
2010	14.406575	16.634600	15.47%	706
2009	12.284767	14.406575	17.27%	319
2008	16.288137	12.284767	-24.58%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.222138	19.804167	14.99%	55,854
2013	10.751796	17.222138	60.18%	53,714
2012	9.323001	10.751796	15.33%	10,319
2011	8.680552	9.323001	7.40%	53,954
2010	7.077132	8.680552	22.66%	2,081
2009	5.252120	7.077132	34.75%	392
2008	13.935235	5.252120	-62.31%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.931661	10.880549	21.82%	1,508
2013	6.717520	8.931661	32.96%	1,472
2012	6.752568	6.717520	-0.52%	1,181
2011	8.212811	6.752568	-17.78%	1,235
2010	7.614494	8.212811	7.86%	0
2009	4.500703	7.614494	69.18%	831
2008	9.163793	4.500703	-50.89%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.304229	21.073139	-19.89%	8,696
2013	21.639854	26.304229	21.55%	6,592
2012	21.465652	21.639854	0.81%	1,855
2011	23.157245	21.465652	-7.30%	2,051
2010	19.757216	23.157245	17.21%	2,328
2009	14.489790	19.757216	36.35%	323
2008	27.273941	14.489790	-46.87%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.586159	20.581136	-30.44%	3,195
2013	24.257068	29.586159	21.97%	2,538
2012	24.540844	24.257068	-1.16%	3,057
2011	27.480334	24.540844	-10.70%	3,366
2010	22.144553	27.480334	24.10%	3,622
2009	13.848850	22.144553	59.90%	723
2008	33.180175	13.848850	-58.26%	611
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.866500	10.223192	-13.85%	549
2013	9.728764	11.866500	21.97%	1,489
2012	8.122893	9.728764	19.77%	227
2011	9.722259	8.122893	-16.45%	0
2010	11.067885	9.722259	-12.16%	279
2009	8.287590	11.067885	33.55%	0
2008	18.649748	8.287590	-55.56%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.317602	11.435465	10.83%	27,197
2013	8.216037	10.317602	25.58%	16,185
2012	6.802596	8.216037	20.78%	3,410
2011	8.121610	6.802596	-16.24%	1,030
2010	7.213287	8.121610	12.59%	725
2009	6.121981	7.213287	17.83%	725
2008	11.969183	6.121981	-48.85%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.139329	20.070675	32.57%	11,564
2013	18.811249	15.139329	-19.52%	3,706
2012	18.550711	18.811249	1.40%	5,403
2011	13.317393	18.550711	39.30%	3,943
2010	12.285855	13.317393	8.40%	2,171
2009	18.229096	12.285855	-32.60%	1,687
2008	12.785159	18.229096	42.58%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.960764	23.262542	22.69%	22,122
2013	13.580532	18.960764	39.62%	14,849
2012	11.773902	13.580532	15.34%	7,832
2011	11.423376	11.773902	3.07%	10,429
2010	10.867554	11.423376	5.11%	8,289
2009	8.855876	10.867554	22.72%	7,973
2008	11.971360	8.855876	-26.02%	1,582
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.243614	26.342319	0.38%	8,374
2013	17.626534	26.243614	48.89%	6,999
2012	15.004814	17.626534	17.47%	1,166
2011	17.303796	15.004814	-13.29%	1,171
2010	14.552969	17.303796	18.90%	3,133
2009	8.912645	14.552969	63.28%	976
2008	16.423342	8.912645	-45.73%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.084664	0.835409	-22.98%	28,532
2013	1.963488	1.084664	-44.76%	47,557
2012	2.572088	1.963488	-23.66%	35,320
2011	3.582416	2.572088	-28.20%	4,396
2010	5.220099	3.582416	-31.37%	37,611
2009	9.579923	5.220099	-45.51%	2,058
2008	6.049907	9.579923	58.35%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.013317	2.966791	-26.08%	31,255
2013	3.536752	4.013317	13.47%	113,292
2012	3.829815	3.536752	-7.65%	20,602
2011	5.592222	3.829815	-31.52%	19,055
2010	6.514747	5.592222	-14.16%	22,947
2009	5.541602	6.514747	17.56%	6,669
2008	8.065565	5.541602	-31.29%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.334681	2.032801	-12.93%	57,514
2013	3.274174	2.334681	-28.69%	43,673
2012	4.073842	3.274174	-19.63%	1,472
2011	4.465344	4.073842	-8.77%	2,435
2010	6.071083	4.465344	-26.45%	2,435
2009	9.528070	6.071083	-36.28%	7,413
2008	7.199783	9.528070	32.34%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.359452	1.089036	-19.89%	18,638
2013	1.946308	1.359452	-30.15%	18,466
2012	2.430154	1.946308	-19.91%	6,415
2011	2.744908	2.430154	-11.47%	11,408
2010	3.541322	2.744908	-22.49%	25,761
2009	6.003078	3.541322	-41.01%	17,786
2008	4.119254	6.003078	45.73%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.098426	1.883101	-10.26%	103,212
2013	3.082333	2.098426	-31.92%	83,453
2012	3.825501	3.082333	-19.43%	21,038
2011	4.205804	3.825501	-9.04%	11,497
2010	5.902771	4.205804	-28.75%	11,878
2009	8.929924	5.902771	-33.90%	9,969
2008	7.274206	8.929924	22.76%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.697049	2.271438	-15.78%	62,543
2013	3.728105	2.697049	-27.66%	44,945
2012	4.561544	3.728105	-18.27%	52,070
2011	5.093872	4.561544	-10.45%	46,786
2010	6.230801	5.093872	-18.25%	47,926
2009	8.735611	6.230801	-28.67%	49,316
2008	6.372157	8.735611	37.09%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	13.001462	10.827439	-16.72%	1,088
2013	8.465471	13.001462	53.58%	1,196
2012	7.159668	8.465471	18.24%	3,346
2011	10.234900	7.159668	-30.05%	3,346
2010	8.983142	10.234900	13.93%	33
2009	7.377924	8.983142	21.76%	163
2008	11.181229	7.377924	-34.02%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.349709	26.825194	5.82%	7,452
2013	18.080506	25.349709	40.20%	1,661
2012	15.138227	18.080506	19.44%	1,796
2011	15.008143	15.138227	0.87%	268
2010	11.695342	15.008143	28.33%	953
2009	8.688626	11.695342	34.61%	337
2008	17.337132	8.688626	-49.88%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	30.680921	33.810273	10.20%	958
2013	20.743383	30.680921	47.91%	903
2012	16.947527	20.743383	22.40%	2,635
2011	18.628196	16.947527	-9.02%	1,495
2010	13.755636	18.628196	35.42%	1,296
2009	9.168472	13.755636	50.03%	55
2008	20.620867	9.168472	-55.54%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.523891	30.285459	34.46%	24,712
2013	12.694806	22.523891	77.43%	23,772
2012	9.614248	12.694806	32.04%	3,516
2011	9.831760	9.614248	-2.21%	49,878
2010	7.294614	9.831760	34.78%	19,458
2009	3.401836	7.294614	114.43%	1,557
2008	12.611369	3.401836	-73.03%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.020448	26.617667	15.63%	29,648
2013	17.369433	23.020448	32.53%	26,929
2012	15.109516	17.369433	14.96%	4,928
2011	15.021099	15.109516	0.59%	4,865
2010	12.877120	15.021099	16.65%	5,459
2009	8.605078	12.877120	49.65%	5,633
2008	15.047975	8.605078	-42.82%	94
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.971365	18.646442	16.75%	1,586
2013	10.888367	15.971365	46.68%	8,397
2012	9.047488	10.888367	20.35%	3,663
2011	9.298188	9.047488	-2.70%	8,720
2010	7.872612	9.298188	18.11%	2,538
2009	5.901225	7.872612	33.41%	2,339
2008	13.167273	5.901225	-55.18%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.992117	9.758037	-18.63%	27,773
2013	22.600679	11.992117	-46.94%	16,973
2012	23.938353	22.600679	-5.59%	11,690
2011	32.059384	23.938353	-25.33%	30,572
2010	23.583778	32.059384	35.94%	14,930
2009	16.051561	23.583778	46.93%	4,540
2008	26.539936	16.051561	-39.52%	922
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.825687	22.427691	19.13%	15,698
2013	18.396476	18.825687	2.33%	4,663
2012	15.790145	18.396476	16.51%	1,532
2011	15.683065	15.790145	0.68%	3,238
2010	12.757550	15.683065	22.93%	2,128
2009	10.344821	12.757550	23.32%	0
2008	18.006199	10.344821	-42.55%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.367907	24.997048	6.97%	4,187
2013	17.478652	23.367907	33.69%	1,237
2012	15.204444	17.478652	14.96%	2,634
2011	14.666232	15.204444	3.67%	958
2010	11.904340	14.666232	23.20%	158
2009	8.383933	11.904340	41.99%	0
2008	12.700726	8.383933	-33.99%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.876920	25.541444	2.67%	2,110
2013	15.935875	24.876920	56.11%	2,664
2012	13.257154	15.935875	20.21%	3,244
2011	15.334036	13.257154	-13.54%	5,456
2010	11.298906	15.334036	35.71%	926
2009	8.609030	11.298906	31.24%	59
2008	17.981444	8.609030	-52.12%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.971986	18.373998	22.72%	6,028
2013	9.013885	14.971986	66.10%	34,069
2012	7.076456	9.013885	27.38%	25,471
2011	7.483132	7.076456	-5.43%	7,560
2010	6.058008	7.483132	23.52%	10,292
2009	4.203847	6.058008	44.11%	13,098
2008	13.338355	4.203847	-68.48%	473

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.703979	19.594337	10.68%	75,309
2013	12.724849	17.703979	39.13%	33,407
2012	11.407329	12.724849	11.55%	6,282
2011	11.714052	11.407329	-2.62%	4,855
2010	9.516240	11.714052	23.10%	2,756
2009	6.564930	9.516240	44.96%	821
2008	11.081937	6.564930	-40.76%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	18.027123	19.689918	9.22%	64,602
2013	12.605229	18.027123	43.01%	35,922
2012	10.475567	12.605229	20.33%	7,387
2011	10.988358	10.475567	-4.67%	1,405
2010	9.276548	10.988358	18.45%	1,503
2009	6.229604	9.276548	48.91%	683
2008	12.324386	6.229604	-49.45%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.868644	23.133784	-3.08%	44,372
2013	18.085908	23.868644	31.97%	29,082
2012	15.830030	18.085908	14.25%	11,107
2011	16.185226	15.830030	-2.19%	2,352
2010	12.399997	16.185226	30.53%	5,530
2009	8.031772	12.399997	54.39%	1,776
2008	12.776731	8.031772	-37.14%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.538843	19.478631	5.07%	22,096
2013	13.865970	18.538843	33.70%	32,895
2012	12.039540	13.865970	15.17%	7,259
2011	13.170538	12.039540	-8.59%	4,460
2010	11.136028	13.170538	18.27%	168
2009	7.285771	11.136028	52.85%	449
2008	13.128955	7.285771	-44.51%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.319155	20.004084	-1.55%	30,703
2013	14.605819	20.319155	39.12%	16,781
2012	13.413394	14.605819	8.89%	868
2011	13.161471	13.413394	1.91%	7,615
2010	10.660707	13.161471	23.46%	4,375
2009	8.082799	10.660707	31.89%	621
2008	12.500278	8.082799	-35.34%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.833051	17.787070	-0.26%	17,941
2013	12.682158	17.833051	40.62%	34,087
2012	10.701365	12.682158	18.51%	6,883
2011	12.003074	10.701365	-10.84%	9,351
2010	9.745779	12.003074	23.16%	976
2009	6.100558	9.745779	59.75%	0
2008	10.967504	6.100558	-44.38%	136
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.334954	6.456713	21.03%	4,095
2013	5.584754	5.334954	-4.47%	7,729
2012	6.053112	5.584754	-7.74%	3,129
2011	6.421793	6.053112	-5.74%	3,543
2010	6.830688	6.421793	-5.99%	4,372
2009	8.243940	6.830688	-17.14%	0
2008	7.932451	8.243940	3.93%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.334464	18.815946	8.55%	18,909
2013	13.004499	17.334464	33.30%	11,911
2012	11.796068	13.004499	10.24%	4,706
2011	13.195383	11.796068	-10.60%	5,306
2010	11.963357	13.195383	10.30%	5,597
2009	7.809389	11.963357	53.19%	3,928
2008	14.531578	7.809389	-46.26%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.662674	8.751450	1.02%	1,664
2013	7.490853	8.662674	15.64%	3,990
2012	7.256427	7.490853	3.23%	2,576
2011	8.610584	7.256427	-15.73%	2,325
2010	7.637755	8.610584	12.74%	0
2009	6.028738	7.637755	26.69%	0
2008	11.202954	6.028738	-46.19%	1,714
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.823472	28.802073	20.90%	4,372
2013	16.063689	23.823472	48.31%	12,912
2012	13.877014	16.063689	15.76%	631
2011	15.858421	13.877014	-12.49%	1,084
2010	12.976298	15.858421	22.21%	379
2009	11.228473	12.976298	15.57%	0
2008	15.260051	11.228473	-26.42%	0

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.207525	15.979647	20.99%	4,935
2013	11.806599	13.207525	11.87%	3,618
2012	11.860394	11.806599	-0.45%	5,391
2011	10.359327	11.860394	14.49%	10,848
2010	9.844849	10.359327	5.23%	5,335
2009	8.787468	9.844849	12.03%	4,714
2008	12.674369	8.787468	-30.67%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.842491	7.566365	-23.13%	2,438
2013	10.287065	9.842491	-4.32%	946
2012	10.368391	10.287065	-0.78%	3,499
2011	10.934074	10.368391	-5.17%	2,628
2010	11.766073	10.934074	-7.07%	0
2009	11.210752	11.766073	4.95%	0
2008	12.975130	11.210752	-13.60%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.050713	10.030924	-0.20%	40,215
2013*	10.000000	10.050713	0.51%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.735418	10.874505	1.30%	38,507
2013	11.950931	10.735418	-10.17%	23,546
2012	10.298552	11.950931	16.04%	2,815
2011*	10.000000	10.298552	2.99%	184
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.593211	5.93%	19,423
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.703699	11.997459	12.09%	93,494
2013	10.593204	10.703699	1.04%	22,864
2012	8.280704	10.593204	27.93%	12,030
2011*	10.000000	8.280704	-17.19%	118
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.317862	11.364839	0.42%	14,390
2013	9.931492	11.317862	13.96%	7,633
2012	8.872927	9.931492	11.93%	966
2011*	10.000000	8.872927	-11.27%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.507323	6.775320	-20.36%	77,194
2013	7.817737	8.507323	8.82%	45,769
2012	7.681036	7.817737	1.78%	6,008
2011*	10.000000	7.681036	-23.19%	2,235

Additional Contract Options Elected Total - 1.55%
Variable account charges of the daily net assets of the variable account - 1.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.896358	9.639063	-2.60%	16,825
2013	9.568960	9.896358	3.42%	15,094
2012	9.592258	9.568960	-0.24%	11,604
2011*	10.000000	9.592258	-4.08%	3,069

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.570719	12.195043	5.40%	29,489
2013	10.113118	11.570719	14.41%	18,883
2012	9.065393	10.113118	11.56%	742
2011*	10.000000	9.065393	-9.35%	251
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.364701	11.413658	10.12%	48,191
2013*	10.000000	10.364701	3.65%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.103557	10.269951	1.65%	84,412
2013	11.219190	10.103557	-9.94%	31,915
2012	10.617842	11.219190	5.66%	9,318
2011*	10.000000	10.617842	6.18%	5,231
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.425700	19.290863	10.70%	131,719
2013	13.038366	17.425700	33.65%	18,607
2012	11.548222	13.038366	12.90%	2,517
2011	11.381628	11.548222	1.46%	1,286
2010	10.133060	11.381628	12.32%	523
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.106008	21.259437	11.27%	23,150
2013	14.740015	19.106008	29.62%	25,626
2012	13.074540	14.740015	12.74%	7,663
2011	13.153265	13.074540	-0.60%	9,193
2010	11.785088	13.153265	11.61%	6,103
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.463646	11.492612	0.25%	25,378
2013*	10.000000	11.463646	14.64%	14,960
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.242861	12.279742	0.30%	118,420
2013	10.874271	12.242861	12.59%	126,874
2012	10.049851	10.874271	8.20%	67,648
2011	10.598734	10.049851	-5.18%	80,780
2010*	10.000000	10.598734	5.99%	56,718
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.641464	7.056601	-18.34%	4,140
2013	9.787272	8.641464	-11.71%	17,629
2012	10.159662	9.787272	-3.67%	6,268
2011	11.819913	10.159662	-14.05%	11,773
2010*	10.000000	11.819913	18.20%	6,615
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.155280	-8.45%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.324914	13.25%	6,366
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.708753	10.526257	-1.70%	1,329
2013	10.469656	10.708753	2.28%	51
2012*	10.000000	10.469656	4.70%	51,164
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.867426	8.67%	3,345
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.378624	11.816683	3.85%	4,532
2013	10.025737	11.378624	13.49%	6,921
2012	9.078364	10.025737	10.44%	0
2011*	10.000000	9.078364	-9.22%	3,308
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.924318	14.091758	1.20%	9,119
2013	11.432960	13.924318	21.79%	9,273
2012	10.074574	11.432960	13.48%	3,884
2011	10.398398	10.074574	-3.11%	3,711
2010*	10.000000	10.398398	3.98%	2,172
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.531179	10.841004	2.94%	70,601
2013*	10.000000	10.531179	5.31%	17,445
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.404080	11.862201	4.02%	15,256
2013*	10.000000	11.404080	14.04%	10,681
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.261787	10.495988	2.28%	5,012
2013*	10.000000	10.261787	2.62%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.093923	12.313549	1.82%	52,524
2013	9.957139	12.093923	21.46%	64,136
2012	8.899578	9.957139	11.88%	47,911
2011	9.756273	8.899578	-8.78%	49,504
2010	8.611429	9.756273	13.29%	39,478
2009	6.277649	8.611429	37.18%	30,557
2008	11.210393	6.277649	-44.00%	23,130

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.160660	11.289550	1.15%	41,925
2013	9.551408	11.160660	16.85%	40,642
2012	8.634934	9.551408	10.61%	60,590
2011	9.160774	8.634934	-5.74%	66,334
2010	8.184293	9.160774	11.93%	49,596
2009	6.124945	8.184293	33.62%	19,059
2008	10.757522	6.124945	-43.06%	10,867
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	11.005030	11.023871	0.17%	115,024
2013	10.151940	11.005030	8.40%	86,371
2012	9.312775	10.151940	9.01%	105,742
2011	9.490168	9.312775	-1.87%	81,787
2010	8.689735	9.490168	9.21%	53,539
2009	7.204174	8.689735	20.62%	21,521
2008	10.470163	7.204174	-31.19%	7,047
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.912085	7.623403	10.29%	50,396
2013	6.847192	6.912085	0.95%	47,428
2012	7.836910	6.847192	-12.63%	102,992
2011	8.716036	7.836910	-10.09%	125,913
2010	9.182426	8.716036	-5.08%	146,832
2009	9.722000	9.182426	-5.55%	142,399
2008*	10.000000	9.722000	-2.78%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.820855	13.979812	1.15%	25,479
2013	11.957937	13.820855	15.58%	14,432
2012	11.637177	11.957937	2.76%	11,606
2011	12.656611	11.637177	-8.05%	8,886
2010	11.565908	12.656611	9.43%	9,700
2009	9.233709	11.565908	25.26%	14,572
2008	15.834410	9.233709	-41.69%	14,381
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.784655	9.046884	2.99%	54,004
2013	8.782304	8.784655	0.03%	54,424
2012	8.731188	8.782304	0.59%	32,074
2011	8.582639	8.731188	1.73%	23,126
2010	8.214353	8.582639	4.48%	27,491
2009	8.631388	8.214353	-4.83%	53,853
2008	10.792199	8.631388	-20.02%	23,325
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.142168	10.217514	0.74%	149,420
2013*	10.000000	10.142168	1.42%	88,485

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.057626	10.426066	3.66%	6,394
2013*	10.000000	10.057626	0.58%	808
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.002534	10.404518	4.02%	12,301
2013*	10.000000	10.002534	0.03%	1,216
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.737314	12.805756	-6.78%	203,845
2013	11.156713	13.737314	23.13%	189,019
2012	9.514099	11.156713	17.27%	52,408
2011	10.419324	9.514099	-8.69%	73,998
2010*	10.000000	10.419324	4.19%	51,425
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.822798	9.217400	-6.16%	57,168
2013*	10.000000	9.822798	-1.77%	3,898
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.997521	9.689065	-3.09%	21,931
2013*	10.000000	9.997521	-0.02%	77,963
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.851635	11.131546	2.58%	28,311
2013	10.160147	10.851635	6.81%	11,926
2012	9.450262	10.160147	7.51%	1,309
2011*	10.000000	9.450262	-5.50%	498
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.790028	12.882385	9.27%	5,029
2013*	10.000000	11.790028	17.90%	3,252
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.856968	13.282614	3.31%	108,549
2013	10.598191	12.856968	21.31%	71,634
2012	9.308011	10.598191	13.86%	35,463
2011*	10.000000	9.308011	-6.92%	3,397
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.824287	-1.76%	2,448
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.213639	2.14%	11,089
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.777583	11.951721	1.48%	14,366
2013*	10.000000	11.777583	17.78%	20,140

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.512517	11.538905	0.23%	123,807
2013*	10.000000	11.512517	15.13%	106,562
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.382394	14.788685	2.82%	39,406
2013	11.288766	14.382394	27.40%	42,011
2012	9.877236	11.288766	14.29%	0
2011	10.721409	9.877236	-7.87%	7,266
2010*	10.000000	10.721409	7.21%	190
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.508686	12.837503	2.63%	158,046
2013	11.086995	12.508686	12.82%	34,593
2012	10.145515	11.086995	9.28%	9,544
2011	10.450706	10.145515	-2.92%	2,012
2010*	10.000000	10.450706	4.51%	2,012
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.396929	13.801832	3.02%	226,026
2013	11.229041	13.396929	19.31%	94,431
2012	10.042027	11.229041	11.82%	3,785
2011	10.569390	10.042027	-4.99%	2,934
2010*	10.000000	10.569390	5.69%	154
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.189342	11.377672	1.68%	100,542
2013	10.836725	11.189342	3.25%	46,792
2012	10.245098	10.836725	5.77%	44,754
2011	10.266454	10.245098	-0.21%	21,178
2010*	10.000000	10.266454	2.66%	9,480
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.277103	10.341229	0.62%	188
2013*	10.000000	10.277103	2.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.349101	10.286710	-0.60%	0
2013*	10.000000	10.349101	3.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.938322	13.313146	2.90%	342,686
2013	11.161412	12.938322	15.92%	178,896
2012	10.094619	11.161412	10.57%	18,227
2011	10.503422	10.094619	-3.89%	18,050
2010*	10.000000	10.503422	5.03%	4,173

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.754927	14.152274	2.89%	13,067
2013	11.247900	13.754927	22.29%	50,778
2012	9.976105	11.247900	12.75%	1,809
2011	10.634813	9.976105	-6.19%	1,809
2010*	10.000000	10.634813	6.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.082693	12.374724	2.42%	159,300
2013	11.038573	12.082693	9.46%	46,849
2012	10.194559	11.038573	8.28%	2,614
2011	10.388063	10.194559	-1.86%	5,988
2010*	10.000000	10.388063	3.88%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.403812	10.737096	3.20%	468,639
2013	10.794136	10.403812	-3.62%	19,847
2012	10.241122	10.794136	5.40%	155,541
2011*	10.000000	10.241122	2.41%	20,416
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.637264	-3.63%	38,042
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.724553	-2.75%	246
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.219729	2.20%	16,027
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.144719	1.45%	26,913
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.331867	3.32%	23,678
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.235233	2.35%	30,879
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.311911	3.12%	7,106
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.139577	1.40%	44,911
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.256330	10.340080	0.82%	1,183
2013*	10.000000	10.256330	2.56%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.321151	10.332079	0.11%	2,843
2013*	10.000000	10.321151	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.299364	2.99%	2,009
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.302723	3.03%	403
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.230413	2.30%	19,098
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.366944	9.217075	-1.60%	1,530,874
2013	9.519247	9.366944	-1.60%	1,222,436
2012	9.674457	9.519247	-1.60%	1,847,764
2011	9.831323	9.674457	-1.60%	1,365,715
2010	9.991166	9.831323	-1.60%	685,832
2009*	10.000000	9.991166	-0.09%	405,043
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.559876	9.772254	2.22%	16,381
2013*	10.000000	9.559876	-4.40%	7,814
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.405117	13.012272	-2.93%	28,777
2013	11.251514	13.405117	19.14%	20,658
2012	9.898592	11.251514	13.67%	6,569
2011	11.130387	9.898592	-11.07%	3,593
2010*	10.000000	11.130387	11.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.991291	-10.09%	104,422
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.476393	16.774243	8.39%	28,992
2013	11.701124	15.476393	32.26%	9,491
2012	10.239188	11.701124	14.28%	3,927
2011	10.752926	10.239188	-4.78%	3,022
2010*	10.000000	10.752926	7.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.562313	15.797095	8.48%	17,135
2013	10.959993	14.562313	32.87%	9,920
2012	9.472291	10.959993	15.71%	944
2011	10.250532	9.472291	-7.59%	0
2010*	10.000000	10.250532	2.51%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.216332	16.550403	2.06%	48,238
2013	11.889759	16.216332	36.39%	14,622
2012	10.540008	11.889759	12.81%	11,838
2011	11.210007	10.540008	-5.98%	1,458
2010*	10.000000	11.210007	12.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.813558	18.208973	15.15%	65,366
2013	11.844682	15.813558	33.51%	29,539
2012	10.346505	11.844682	14.48%	10,770
2011	10.764288	10.346505	-3.88%	972
2010*	10.000000	10.764288	7.64%	191
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.018490	10.18%	45,799
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.724417	7.24%	65,284
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.404886	4.05%	15,615
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.869201	8.69%	29,974
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.301675	11.771216	26.55%	5,188
2013*	10.000000	9.301675	-6.98%	2,320
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.969548	9.858492	-1.11%	118,095
2013	10.120972	9.969548	-1.50%	94,050
2012	9.935857	10.120972	1.86%	7,562
2011*	10.000000	9.935857	-0.64%	6,740
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.129385	9.937804	-1.89%	1,567
2013*	10.000000	10.129385	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.645416	9.624160	-0.22%	81,062
2013*	10.000000	9.645416	-3.55%	20,582
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.830353	10.402395	5.82%	62,374
2013	9.613588	9.830353	2.25%	34,338
2012*	10.000000	9.613588	-3.86%	16,654

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.497650	10.218521	-2.66%	107,874
2013	10.198933	10.497650	2.93%	68,404
2012*	10.000000	10.198933	1.99%	50,571
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.406439	11.454691	0.42%	29,665
2013*	10.000000	11.406439	14.06%	6,698
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.589728	10.467689	-1.15%	19,552
2013	10.750174	10.589728	-1.49%	24,363
2012	9.516291	10.750174	12.97%	23,455
2011*	10.000000	9.516291	-4.84%	2,540
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.658718	7.734393	-19.92%	25,314
2013	11.509438	9.658718	-16.08%	25,114
2012	11.126886	11.509438	3.44%	17,822
2011	12.230044	11.126886	-9.02%	16,596
2010*	10.000000	12.230044	22.30%	17,003
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.719303	11.693769	-0.22%	16,566
2013	12.812028	11.719303	-8.53%	16,088
2012	11.056498	12.812028	15.88%	260,450
2011	10.578788	11.056498	4.52%	21,188
2010*	10.000000	10.578788	5.79%	17,964
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.039057	10.895124	-1.30%	44,362
2013	12.007060	11.039057	-8.06%	26,383
2012	11.596069	12.007060	3.54%	9,108
2011	10.869322	11.596069	6.69%	21,851
2010*	10.000000	10.869322	8.69%	8,380
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.868846	10.925807	0.52%	92,401
2013	12.080420	10.868846	-10.03%	61,753
2012	11.488919	12.080420	5.15%	30,580
2011	10.865149	11.488919	5.74%	38,154
2010*	10.000000	10.865149	8.65%	24,710
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.540975	12.739245	1.58%	145,855
2013	12.065642	12.540975	3.94%	288,349
2012	10.738097	12.065642	12.36%	250,834
2011	10.570403	10.738097	1.59%	232,159
2010*	10.000000	10.570403	5.70%	202,173

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.014752	9.928262	-0.86%	74,881
2013	10.201285	10.014752	-1.83%	94,780
2012	9.803860	10.201285	4.05%	43,893
2011*	10.000000	9.803860	-1.96%	19,110
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.367567	10.626842	2.50%	116,226
2013	10.756996	10.367567	-3.62%	248,972
2012	9.983857	10.756996	7.74%	280,373
2011*	10.000000	9.983857	-0.16%	17,292
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.928356	10.057051	1.30%	26,976
2013*	10.000000	9.928356	-0.72%	3,075
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.886357	7.624963	-14.19%	1,563
2013	9.233145	8.886357	-3.76%	2,823
2012	8.403810	9.233145	9.87%	9,011
2011	11.180617	8.403810	-24.84%	17,949
2010*	10.000000	11.180617	11.81%	7,632
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.040906	12.794266	-1.89%	764
2013	11.853575	13.040906	10.02%	1,199
2012	10.412527	11.853575	13.84%	1,987
2011	10.800725	10.412527	-3.59%	9,088
2010*	10.000000	10.800725	8.01%	3,081
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.356095	13.449816	0.70%	71,297
2013	12.337261	13.356095	8.26%	299,178
2012	10.986490	12.337261	12.29%	483,800
2011	10.866446	10.986490	1.10%	466
2010*	10.000000	10.866446	8.66%	7,924
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.247924	9.925764	-3.14%	23,840
2013	9.058327	10.247924	13.13%	23,079
2012	7.972115	9.058327	13.63%	35,722
2011	11.097552	7.972115	-28.16%	46,705
2010*	10.000000	11.097552	10.98%	24,238
ProFunds - ProFund VP Banks - Q/NQ
2014	12.835267	13.940460	8.61%	23,843
2013	9.773950	12.835267	31.32%	15,398
2012	7.445906	9.773950	31.27%	0
2011*	10.000000	7.445906	-25.54%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.583536	9.589199	0.06%	5,412
2013	8.223553	9.583536	16.54%	11,795
2012	7.703839	8.223553	6.75%	1,821
2011*	10.000000	7.703839	-22.96%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.763232	4.019182	-15.62%	2,009
2013	6.590591	4.763232	-27.73%	7,266
2012	8.030856	6.590591	-17.93%	7,924
2011	8.956962	8.030856	-10.34%	1,467
2010*	10.000000	8.956962	-10.43%	236
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.417529	27.339878	27.65%	56,280
2013	12.923509	21.417529	65.73%	44,378
2012	9.334319	12.923509	38.45%	12,087
2011*	10.000000	9.334319	-6.66%	1,282
ProFunds - ProFund VP Bull - Q/NQ
2014	14.572922	15.984307	9.68%	661,206
2013	11.413558	14.572922	27.68%	82,831
2012	10.184980	11.413558	12.06%	260,889
2011	10.350163	10.184980	-1.60%	70,913
2010*	10.000000	10.350163	3.50%	15,387
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.603664	14.755042	8.46%	118,802
2013	10.762620	13.603664	26.40%	19,297
2012	9.866545	10.762620	9.08%	5,266
2011*	10.000000	9.866545	-1.33%	297
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.902659	17.598137	10.66%	108,406
2013	11.554470	15.902659	37.63%	63,842
2012	9.617296	11.554470	20.14%	2,383
2011*	10.000000	9.617296	-3.83%	17,412
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.385216	7.968803	-4.97%	49,267
2013	9.106470	8.385216	-7.92%	108,821
2012	8.684323	9.106470	4.86%	69,801
2011	10.991014	8.684323	-20.99%	76,220
2010*	10.000000	10.991014	9.91%	18,701
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	13.020901	11.704593	-10.11%	94,012
2013	10.878847	13.020901	19.69%	61,395
2012	9.482425	10.878847	14.73%	19,125
2011	10.576106	9.482425	-10.34%	284
2010*	10.000000	10.576106	5.76%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.172429	14.635961	11.11%	33,866
2013	10.135359	13.172429	29.97%	5,967
2012	8.258168	10.135359	22.73%	6,517
2011*	10.000000	8.258168	-17.42%	692
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.223871	18.530532	21.72%	142,540
2013	11.070094	15.223871	37.52%	85,669
2012	9.582578	11.070094	15.52%	4,937
2011*	10.000000	9.582578	-4.17%	2,694
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.501992	14.026968	3.89%	26,310
2013	9.929526	13.501992	35.98%	104,512
2012	8.714446	9.929526	13.94%	31,240
2011*	10.000000	8.714446	-12.86%	18,627
ProFunds - ProFund VP International - Q/NQ
2014	12.256148	11.082180	-9.58%	15,370
2013	10.423529	12.256148	17.58%	17,472
2012	9.137456	10.423529	14.07%	47,453
2011	10.840244	9.137456	-15.71%	3,151
2010*	10.000000	10.840244	8.40%	3,801
ProFunds - ProFund VP Internet - Q/NQ
2014	14.849679	14.775973	-0.50%	31,724
2013	9.947255	14.849679	49.28%	30,889
2012	8.441035	9.947255	17.84%	69
2011*	10.000000	8.441035	-15.59%	372
ProFunds - ProFund VP Japan - Q/NQ
2014	12.599301	12.797677	1.57%	11,937
2013	8.637609	12.599301	45.87%	23,810
2012	7.139792	8.637609	20.98%	13,561
2011	8.907044	7.139792	-19.84%	0
2010*	10.000000	8.907044	-10.93%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.223733	18.679030	15.13%	120,169
2013	12.278923	16.223733	32.13%	66,025
2012	10.736302	12.278923	14.37%	55,483
2011	10.754006	10.736302	-0.16%	21,610
2010*	10.000000	10.754006	7.54%	4,355
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.740914	12.051584	-12.29%	363,958
2013	11.255058	13.740914	22.09%	11,120
2012	11.116431	11.255058	1.25%	3,405
2011	11.048640	11.116431	0.61%	6,260
2010*	10.000000	11.048640	10.49%	5,338

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.788494	17.369146	17.45%	15,778
2013	11.417769	14.788494	29.52%	4,171
2012	10.374021	11.417769	10.06%	2,215
2011*	10.000000	10.374021	3.74%	17,510
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.244188	3.179503	-25.09%	62,354
2013	6.950776	4.244188	-38.94%	31,094
2012	8.266620	6.950776	-15.92%	12,907
2011*	10.000000	8.266620	-17.33%	12,144
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.511539	12.931023	23.02%	135,915
2013	10.672615	10.511539	-1.51%	59,684
2012	9.256851	10.672615	15.29%	11,098
2011*	10.000000	9.256851	-7.43%	1,048
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.672112	3.892457	-31.38%	14,237
2013	4.948894	5.672112	14.61%	56,276
2012	5.404378	4.948894	-8.43%	11,464
2011	8.787613	5.404378	-38.50%	7,493
2010*	10.000000	8.787613	-12.12%	29,118
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.890647	14.416790	32.38%	19,560
2013	8.291888	10.890647	31.34%	0
2012	8.793679	8.291888	-5.71%	0
2011*	10.000000	8.793679	-12.06%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.607831	7.266822	-4.48%	0
2013	7.749391	7.607831	-1.83%	1,007
2012	9.057188	7.749391	-14.44%	0
2011	8.317392	9.057188	8.89%	8,670
2010*	10.000000	8.317392	-16.83%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.212634	5.272843	1.16%	13,539
2013	6.706276	5.212634	-22.27%	23,272
2012	8.536149	6.706276	-21.44%	0
2011	8.520999	8.536149	0.18%	2,867
2010*	10.000000	8.520999	-14.79%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.232833	3.357805	-20.67%	1,188
2013	6.093412	4.232833	-30.53%	12,045
2012	7.626190	6.093412	-20.10%	3,767
2011	8.656821	7.626190	-11.91%	2,433
2010*	10.000000	8.656821	-13.43%	0

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.378007	14.386427	16.23%	100,938
2013	10.047907	12.378007	23.19%	65,146
2012	9.257429	10.047907	8.54%	780
2011*	10.000000	9.257429	-7.43%	20,575
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	12.010144	11.884841	-1.04%	1,235
2013	10.890958	12.010144	10.28%	4,480
2012	9.499334	10.890958	14.65%	0
2011*	10.000000	9.499334	-5.01%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.741311	15.758111	34.21%	36,779
2013	14.751438	11.741311	-20.41%	12,587
2012	14.847454	14.751438	-0.65%	13,970
2011	10.513607	14.847454	41.22%	35,432
2010*	10.000000	10.513607	5.14%	10,482
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.610440	34.232576	33.67%	15,737
2013	14.536401	25.610440	76.18%	23,909
2012	11.045125	14.536401	31.61%	939
2011	11.360039	11.045125	-2.77%	937
2010*	10.000000	11.360039	13.60%	1,354
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.817348	1.148891	-36.78%	48,410
2013	3.595696	1.817348	-49.46%	16,639
2012	5.641479	3.595696	-36.26%	6,328
2011	7.366751	5.641479	-23.42%	246
2010*	10.000000	7.366751	-26.33%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.859702	14.690710	23.87%	9,418
2013	10.636471	11.859702	11.50%	6,639
2012	10.794555	10.636471	-1.46%	6,097
2011*	10.000000	10.794555	7.95%	2,317
Rydex Variable Trust - Banking Fund - Q/NQ
2014	8.039159	8.180974	1.76%	2,734
2013	6.324189	8.039159	27.12%	1,103
2012	5.174194	6.324189	22.23%	71,428
2011	6.761299	5.174194	-23.47%	925
2010	6.078622	6.761299	11.23%	14,430
2009	6.397285	6.078622	-4.98%	2,258
2008	11.050578	6.397285	-42.11%	1,545

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.802925	21.064441	-3.39%	10,790
2013	21.884066	21.802925	-0.37%	7,794
2012	20.086712	21.884066	8.95%	18,414
2011	24.434752	20.086712	-17.79%	7,258
2010	19.602908	24.434752	24.65%	21,446
2009	12.814838	19.602908	52.97%	8,079
2008	23.852301	12.814838	-46.27%	680
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	22.127255	28.892174	30.57%	63,876
2013	14.582618	22.127255	51.74%	12,023
2012	10.898633	14.582618	33.80%	4,839
2011	10.014819	10.898633	8.83%	19,411
2010	9.193693	10.014819	8.93%	5,696
2009	7.895223	9.193693	16.45%	4,836
2008	9.094760	7.895223	-13.19%	2,975
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.570621	2.967820	-35.07%	33,862
2013	4.799064	4.570621	-4.76%	34,498
2012	4.946938	4.799064	-2.99%	37,848
2011	5.385005	4.946938	-8.13%	60,784
2010	5.065755	5.385005	6.30%	64,081
2009	4.614626	5.065755	9.78%	71,287
2008	9.200096	4.614626	-49.84%	27,348
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	25.097975	27.814801	10.82%	13,864
2013	19.887395	25.097975	26.20%	9,702
2012	18.534686	19.887395	7.30%	7,671
2011	16.556670	18.534686	11.95%	14,985
2010	14.346357	16.556670	15.41%	5,345
2009	12.239630	14.346357	17.21%	7,976
2008	16.236535	12.239630	-24.62%	258
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.137750	19.697123	14.93%	6,957
2013	10.704535	17.137750	60.10%	3,663
2012	9.286749	10.704535	15.27%	9,992
2011	8.651183	9.286749	7.35%	14,430
2010	7.056769	8.651183	22.59%	4,645
2009	5.239673	7.056769	34.68%	2,838
2008	13.909303	5.239673	-62.33%	6,228

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.876211	10.807515	21.76%	11,965
2013	6.679213	8.876211	32.89%	0
2012	6.717479	6.679213	-0.57%	0
2011	8.174293	6.717479	-17.82%	634
2010	7.582630	8.174293	7.80%	7,430
2009	4.484143	7.582630	69.10%	19,973
2008	9.134738	4.484143	-50.91%	1,245
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.141067	20.931761	-19.93%	191,447
2013	21.516544	26.141067	21.49%	10,746
2012	21.354199	21.516544	0.76%	10,425
2011	23.048702	21.354199	-7.35%	7,466
2010	19.674587	23.048702	17.15%	11,452
2009	14.436526	19.674587	36.28%	6,187
2008	27.187530	14.436526	-46.90%	4,332
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.402578	20.443014	-30.47%	184,366
2013	24.118807	29.402578	21.91%	9,430
2012	24.413397	24.118807	-1.21%	3,804
2011	27.351495	24.413397	-10.74%	5,605
2010	22.051920	27.351495	24.03%	17,722
2009	13.797929	22.051920	59.82%	4,843
2008	33.075051	13.797929	-58.28%	361
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.792834	10.154561	-13.89%	989
2013	9.673276	11.792834	21.91%	352,349
2012	8.080674	9.673276	19.71%	244,018
2011	9.676648	8.080674	-16.49%	1,179
2010	11.021556	9.676648	-12.20%	10,573
2009	8.257094	11.021556	33.48%	4,562
2008	18.590600	8.257094	-55.58%	494
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.253561	11.358708	10.78%	109,002
2013	8.169186	10.253561	25.52%	81,803
2012	6.767242	8.169186	20.72%	35,737
2011	8.083507	6.767242	-16.28%	5,176
2010	7.183095	8.083507	12.54%	11,416
2009	6.099464	7.183095	17.77%	17,791
2008	11.931265	6.099464	-48.88%	3,126

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	15.045446	19.936081	32.51%	31,021
2013	18.704092	15.045446	-19.56%	43,931
2012	18.454424	18.704092	1.35%	6,741
2011	13.254983	18.454424	39.23%	141,986
2010	12.234496	13.254983	8.34%	6,396
2009	18.162118	12.234496	-32.64%	5,641
2008	12.744654	18.162118	42.51%	6,939
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.843166	23.106537	22.63%	122,625
2013	13.503151	18.843166	39.55%	92,488
2012	11.712773	13.503151	15.29%	10,529
2011	11.369832	11.712773	3.02%	6,172
2010	10.822110	11.369832	5.06%	1,672
2009	8.823324	10.822110	22.65%	9,048
2008	11.933428	8.823324	-26.06%	3,396
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.080848	26.165637	0.33%	6,857
2013	17.526105	26.080848	48.81%	14,515
2012	14.926920	17.526105	17.41%	0
2011	17.222708	14.926920	-13.33%	4,321
2010	14.492120	17.222708	18.84%	15,099
2009	8.879891	14.492120	63.20%	19,526
2008	16.371328	8.879891	-45.76%	337
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.079343	0.830893	-23.02%	254,444
2013	1.954843	1.079343	-44.79%	118,227
2012	2.562080	1.954843	-23.70%	53,749
2011	3.570286	2.562080	-28.24%	16,281
2010	5.205084	3.570286	-31.41%	37,961
2009	9.557233	5.205084	-45.54%	15,659
2008	6.038639	9.557233	58.27%	615
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.991629	2.949258	-26.11%	29,917
2013	3.519423	3.991629	13.42%	213,563
2012	3.812983	3.519423	-7.70%	42,135
2011	5.570477	3.812983	-31.55%	72,881
2010	6.492715	5.570477	-14.20%	75,204
2009	5.525670	6.492715	17.50%	35,525
2008	8.046474	5.525670	-31.33%	13,917

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.323246	2.021809	-12.97%	11,260
2013	3.259790	2.323246	-28.73%	11,385
2012	4.058016	3.259790	-19.67%	11,260
2011	4.450245	4.058016	-8.81%	18,431
2010	6.053639	4.450245	-26.49%	8,933
2009	9.505535	6.053639	-36.31%	0
2008	7.186403	9.505535	32.27%	205
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.351028	1.081732	-19.93%	59,764
2013	1.935217	1.351028	-30.19%	299
2012	2.417536	1.935217	-19.95%	4,742
2011	2.732036	2.417536	-11.51%	4,222
2010	3.526501	2.732036	-22.53%	299
2009	5.980991	3.526501	-41.04%	7,434
2008	4.106182	5.980991	45.66%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.088146	1.872927	-10.31%	28,076
2013	3.068791	2.088146	-31.96%	27,119
2012	3.810639	3.068791	-19.47%	21,398
2011	4.191593	3.810639	-9.09%	25,203
2010	5.885829	4.191593	-28.79%	24,388
2009	8.908816	5.885829	-33.93%	10,334
2008	7.260699	8.908816	22.70%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.680326	2.256208	-15.82%	45,325
2013	3.706872	2.680326	-27.69%	37,123
2012	4.537870	3.706872	-18.31%	17,713
2011	5.070005	4.537870	-10.50%	15,930
2010	6.204765	5.070005	-18.29%	84,356
2009	8.703525	6.204765	-28.71%	3,535
2008	6.351965	8.703525	37.02%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.920839	10.754842	-16.76%	0
2013	8.417246	12.920839	53.50%	574
2012	7.122502	8.417246	18.18%	596
2011	10.186955	7.122502	-30.08%	1,743
2010	8.945594	10.186955	13.88%	1,763
2009	7.350832	8.945594	21.69%	2,169
2008	11.145823	7.350832	-34.05%	1,675

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.192458	26.645237	5.77%	4,482
2013	17.977471	25.192458	40.13%	4,648
2012	15.059625	17.977471	19.38%	8,840
2011	14.937800	15.059625	0.82%	1,827
2010	11.646429	14.937800	28.26%	9,568
2009	8.656685	11.646429	34.54%	5,569
2008	17.282209	8.656685	-49.91%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	30.490599	33.583473	10.14%	1,390
2013	20.625173	30.490599	47.83%	4,049
2012	16.859532	20.625173	22.34%	7,497
2011	18.540891	16.859532	-9.07%	984
2010	13.698115	18.540891	35.35%	9,763
2009	9.134769	13.698115	49.96%	2,396
2008	20.555549	9.134769	-55.56%	541
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.384258	30.082452	34.39%	24,787
2013	12.622502	22.384258	77.34%	39,006
2012	9.564349	12.622502	31.97%	3,273
2011	9.785686	9.564349	-2.26%	2,751
2010	7.264107	9.785686	34.71%	10,003
2009	3.389325	7.264107	114.32%	3,479
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.877658	26.439125	15.57%	49,310
2013	17.270462	22.877658	32.47%	33,598
2012	15.031071	17.270462	14.90%	133,328
2011	14.950687	15.031071	0.54%	13,929
2010	12.823257	14.950687	16.59%	7,803
2009	8.573436	12.823257	49.57%	10,066
2008	15.000285	8.573436	-42.84%	68
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.872272	18.521345	16.69%	497
2013	10.826303	15.872272	46.61%	68,332
2012	9.000494	10.826303	20.29%	41,774
2011	9.254586	9.000494	-2.75%	4,638
2010	7.839668	9.254586	18.05%	6,752
2009	5.879527	7.839668	33.34%	10,744
2008	13.125573	5.879527	-55.21%	4,771

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.917683	9.692525	-18.67%	16,099
2013	22.471840	11.917683	-46.97%	19,345
2012	23.814003	22.471840	-5.64%	32,321
2011	31.909042	23.814003	-25.37%	21,847
2010	23.485081	31.909042	35.87%	25,586
2009	15.992527	23.485081	46.85%	20,094
2008	26.455823	15.992527	-39.55%	4,655
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.708920	22.277264	19.07%	12,448
2013	18.291661	18.708920	2.28%	8,863
2012	15.708167	18.291661	16.45%	136,454
2011	15.609555	15.708167	0.63%	16,777
2010	12.704190	15.609555	22.87%	24,301
2009	10.306794	12.704190	23.26%	13,388
2008	17.949188	10.306794	-42.58%	7,347
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.222906	24.829321	6.92%	9,453
2013	17.379018	23.222906	33.63%	855
2012	15.125463	17.379018	14.90%	489
2011	14.597440	15.125463	3.62%	21,245
2010	11.854531	14.597440	23.14%	8,755
2009	8.353096	11.854531	41.92%	813
2008	12.660468	8.353096	-34.02%	818
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.722491	25.369987	2.62%	3,888
2013	15.844993	24.722491	56.03%	4,470
2012	13.188265	15.844993	20.14%	1,327
2011	15.262097	13.188265	-13.59%	2,014
2010	11.251619	15.262097	35.64%	4,604
2009	8.577378	11.251619	31.18%	1,675
2008	17.924479	8.577378	-52.15%	4,017
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.879060	18.250688	22.66%	8,965
2013	8.962489	14.879060	66.01%	57,163
2012	7.039693	8.962489	27.31%	1,117
2011	7.448037	7.039693	-5.48%	13,327
2010	6.032649	7.448037	23.46%	2,631
2009	4.188378	6.032649	44.03%	4,096
2008	13.296071	4.188378	-68.50%	58,066

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.617300	19.488495	10.62%	389,907
2013	12.668983	17.617300	39.06%	241,158
2012	11.363028	12.668983	11.49%	24,252
2011	11.674472	11.363028	-2.67%	38,383
2010	9.488888	11.674472	23.03%	42,731
2009	6.549393	9.488888	44.88%	24,892
2008	11.061341	6.549393	-40.79%	10,661
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.938813	19.583511	9.17%	317,919
2013	12.549848	17.938813	42.94%	923,756
2012	10.434853	12.549848	20.27%	69,138
2011	10.951206	10.434853	-4.72%	325,442
2010	9.249875	10.951206	18.39%	4,411
2009	6.214853	9.249875	48.83%	14,642
2008	12.301476	6.214853	-49.48%	3,340
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.751804	23.008850	-3.13%	59,121
2013	18.006514	23.751804	31.91%	255,091
2012	15.768545	18.006514	14.19%	15,160
2011	16.130537	15.768545	-2.24%	22,637
2010	12.364361	16.130537	30.46%	34,504
2009	8.012762	12.364361	54.31%	15,893
2008	12.753001	8.012762	-37.17%	1,807
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.448020	19.373366	5.02%	42,615
2013	13.805040	18.448020	33.63%	309,945
2012	11.992740	13.805040	15.11%	4,585
2011	13.126006	11.992740	-8.63%	288,696
2010	11.104013	13.126006	18.21%	4,075
2009	7.268523	11.104013	52.77%	16,891
2008	13.104554	7.268523	-44.53%	1,762
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.219656	19.896026	-1.60%	52,139
2013	14.541670	20.219656	39.05%	250,003
2012	13.361278	14.541670	8.83%	4,045
2011	13.116980	13.361278	1.86%	13,786
2010	10.630071	13.116980	23.40%	35,798
2009	8.063671	10.630071	31.83%	2,990
2008	12.477043	8.063671	-35.37%	1,736

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.745804	17.691047	-0.31%	54,458
2013	12.626512	17.745804	40.54%	41,013
2012	10.659832	12.626512	18.45%	25,341
2011	11.962550	10.659832	-10.89%	27,027
2010	9.717798	11.962550	23.10%	2,870
2009	6.086129	9.717798	59.67%	86
2008	10.947132	6.086129	-44.40%	2,080
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.312633	6.426428	20.97%	27,121
2013	5.564226	5.312633	-4.52%	9,118
2012	6.033939	5.564226	-7.78%	8,685
2011	6.404690	6.033939	-5.79%	29,237
2010	6.815967	6.404690	-6.03%	8,922
2009	8.230352	6.815967	-17.18%	3,647
2008	7.923400	8.230352	3.87%	327
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.226969	18.689754	8.49%	26,043
2013	12.930408	17.226969	33.23%	16,429
2012	11.734836	12.930408	10.19%	3,593
2011	13.133556	11.734836	-10.65%	7,931
2010	11.913344	13.133556	10.24%	5,855
2009	7.780693	11.913344	53.11%	10,136
2008	14.485548	7.780693	-46.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.608968	8.692777	0.97%	8,364
2013	7.448192	8.608968	15.58%	9,048
2012	7.218787	7.448192	3.18%	60
2011	8.570265	7.218787	-15.77%	60
2010	7.605843	8.570265	12.68%	0
2009	6.006598	7.605843	26.62%	3,712
2008	11.167514	6.006598	-46.21%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.675710	28.608905	20.84%	14,609
2013	15.972160	23.675710	48.23%	32,085
2012	13.804974	15.972160	15.70%	18,945
2011	15.784097	13.804974	-12.54%	2,821
2010	12.922033	15.784097	22.15%	6,249
2009	11.187208	12.922033	15.51%	1,135
2008	15.211714	11.187208	-26.46%	800

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.125611	15.872487	20.93%	50,399
2013	11.739337	13.125611	11.81%	12,864
2012	11.798829	11.739337	-0.50%	4,595
2011	10.310767	11.798829	14.43%	27,923
2010	9.803678	10.310767	5.17%	3,293
2009	8.755163	9.803678	11.98%	4,311
2008	12.634210	8.755163	-30.70%	1,455
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.801342	7.530901	-23.16%	1,029
2013	10.249259	9.801342	-4.37%	4,636
2012	10.335555	10.249259	-0.83%	3,055
2011	10.904976	10.335555	-5.22%	3,730
2010	11.740714	10.904976	-7.12%	3,999
2009	11.192286	11.740714	4.90%	1,726
2008	12.960352	11.192286	-13.64%	2,786
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.050014	10.025132	-0.25%	4,983
2013*	10.000000	10.050014	0.50%	499
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.720895	10.854269	1.24%	45,077
2013	11.940831	10.720895	-10.22%	14,933
2012	10.295083	11.940831	15.99%	3,294
2011*	10.000000	10.295083	2.95%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.589616	5.90%	8,567
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.689218	11.975135	12.03%	128,720
2013	10.584254	10.689218	0.99%	73,515
2012	8.277914	10.584254	27.86%	267
2011*	10.000000	8.277914	-17.22%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.302536	11.343683	0.36%	14,771
2013	9.923087	11.302536	13.90%	10,614
2012	8.869933	9.923087	11.87%	780
2011*	10.000000	8.869933	-11.30%	545
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.495798	6.762698	-20.40%	67,407
2013	7.811116	8.495798	8.77%	40,085
2012	7.678435	7.811116	1.73%	17,078
2011*	10.000000	7.678435	-23.22%	7,812

Additional Contract Options Elected Total - 1.60%
Variable account charges of the daily net assets of the variable account - 1.60%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.882957	9.621121	-2.65%	7,844
2013	9.560858	9.882957	3.37%	8,129
2012	9.589019	9.560858	-0.29%	346
2011*	10.000000	9.589019	-4.11%	417

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.555044	12.172346	5.34%	2,796
2013	10.104562	11.555044	14.35%	1,853
2012	9.062330	10.104562	11.50%	2,702
2011*	10.000000	9.062330	-9.38%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.363977	11.407052	10.06%	57,876
2013*	10.000000	10.363977	3.64%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.089882	10.250846	1.60%	91,686
2013	11.209696	10.089882	-9.99%	32,763
2012	10.614261	11.209696	5.61%	35,304
2011*	10.000000	10.614261	6.14%	15,803
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.322731	19.167132	10.65%	53,423
2013	12.967896	17.322731	33.58%	5,563
2012	11.491654	12.967896	12.85%	1,993
2011	11.331620	11.491654	1.41%	1,176
2010	10.093658	11.331620	12.26%	1,060
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.993065	21.123039	11.21%	20,829
2013	14.660326	18.993065	29.55%	11,442
2012	13.010483	14.660326	12.68%	2,513
2011	13.095455	13.010483	-0.65%	3,104
2010	11.739256	13.095455	11.55%	1,509
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.459759	11.482875	0.20%	4,620
2013*	10.000000	11.459759	14.60%	2,140
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.220090	12.250671	0.25%	249,670
2013	10.859569	12.220090	12.53%	108,786
2012	10.041377	10.859569	8.15%	45,585
2011	10.595171	10.041377	-5.23%	42,464
2008*	10.000000	10.595171	5.95%	22,114
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.625390	7.039901	-18.38%	1,740
2013	9.774022	8.625390	-11.75%	0
2012	10.151086	9.774022	-3.71%	0
2011	11.815930	10.151086	-14.09%	626
2010*	10.000000	11.815930	18.16%	2,010
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.152165	-8.48%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.321063	13.21%	28,217
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.699693	10.512015	-1.75%	0
2013	10.466103	10.699693	2.23%	90,759
2012*	10.000000	10.466103	4.66%	134,115
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.863731	8.64%	3,901
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.363202	11.794669	3.80%	22,589
2013	10.017238	11.363202	13.44%	28,266
2012	9.075291	10.017238	10.38%	12,323
2011*	10.000000	9.075291	-9.25%	6,797
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.898406	14.058379	1.15%	15,947
2013	11.417487	13.898406	21.73%	16,401
2012	10.066065	11.417487	13.43%	13,466
2011	10.394889	10.066065	-3.16%	1,743
2010*	10.000000	10.394889	3.95%	6,196
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.527604	10.831818	2.89%	131,227
2013*	10.000000	10.527604	5.28%	23,573
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.400214	11.852145	3.96%	14,343
2013*	10.000000	11.400214	14.00%	8,472
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.261074	10.489923	2.23%	0
2013*	10.000000	10.261074	2.61%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.050484	12.263093	1.76%	25,192
2013	9.926409	12.050484	21.40%	51,200
2012	8.876637	9.926409	11.83%	37,486
2011	9.736062	8.876637	-8.83%	31,327
2010	8.597958	9.736062	13.24%	26,354
2009	6.271017	8.597958	37.11%	2,177
2008	11.204276	6.271017	-44.03%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.122868	11.245609	1.10%	28,763
2013	9.523898	11.122868	16.79%	63,057
2012	8.614454	9.523898	10.56%	40,847
2011	9.143689	8.614454	-5.79%	24,235
2010	8.173178	9.143689	11.87%	16,429
2009	6.119746	8.173178	33.55%	1,889
2008	10.753873	6.119746	-43.09%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.965554	10.978733	0.12%	76,314
2013	10.120676	10.965554	8.35%	95,313
2012	9.288821	10.120676	8.96%	70,022
2011	9.470550	9.288821	-1.92%	43,538
2010	8.676184	9.470550	9.16%	9,633
2009	7.196585	8.676184	20.56%	2,625
2008	10.464452	7.196585	-31.23%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.894358	7.599995	10.23%	21,053
2013	6.833094	6.894358	0.90%	9,796
2012	7.824763	6.833094	-12.67%	10,783
2011	8.706946	7.824763	-10.13%	4,631
2010	9.177511	8.706946	-5.13%	6,403
2009	9.721742	9.177511	-5.60%	10,737
2008*	10.000000	9.721742	-2.78%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.739103	13.890053	1.10%	16,212
2013	11.893245	13.739103	15.52%	13,248
2012	11.580127	11.893245	2.70%	21,961
2011	12.600951	11.580127	-8.10%	1,802
2010	11.520889	12.600951	9.37%	1,890
2009	9.202444	11.520889	25.19%	0
2008	15.788844	9.202444	-41.72%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.748602	9.005171	2.93%	18,365
2013	8.750705	8.748602	-0.02%	16,942
2012	8.704219	8.750705	0.53%	64,868
2011	8.560465	8.704219	1.68%	9,216
2010	8.197290	8.560465	4.43%	6,026
2009	8.617833	8.197290	-4.88%	0
2008	10.780744	8.617833	-20.06%	485
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.138722	10.208858	0.69%	94,660
2013*	10.000000	10.138722	1.39%	33,328

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.056927	10.420044	3.61%	0
2013*	10.000000	10.056927	0.57%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.001834	10.398508	3.97%	18,508
2013*	10.000000	10.001834	0.02%	108
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.711755	12.775433	-6.83%	190,640
2013	11.141610	13.711755	23.07%	171,597
2012	9.506060	11.141610	17.21%	206,702
2011	10.415801	9.506060	-8.73%	222,850
2010*	10.000000	10.415801	4.16%	148,019
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.819462	9.209577	-6.21%	10,438
2013*	10.000000	9.819462	-1.81%	1,377
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.994125	9.680843	-3.13%	15,978
2013*	10.000000	9.994125	-0.06%	313,274
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.836942	11.110834	2.53%	37,768
2013	10.151558	10.836942	6.75%	3,947
2012	9.447076	10.151558	7.46%	1,453
2011*	10.000000	9.447076	-5.53%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.786029	12.871471	9.21%	7,033
2013*	10.000000	11.786029	17.86%	117
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.839566	13.257899	3.26%	207,103
2013	10.589226	12.839566	21.25%	120,965
2012	9.304874	10.589226	13.80%	11,383
2011*	10.000000	9.304874	-6.95%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.820864	-1.79%	7,851
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.210164	2.10%	5,516
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.771835	11.939824	1.43%	58,171
2013*	10.000000	11.771835	17.72%	11,813

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.506897	11.527405	0.18%	69,221
2013*	10.000000	11.506897	15.07%	3,148
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.355629	14.753660	2.77%	66,549
2013	11.273492	14.355629	27.34%	70,422
2012	9.868901	11.273492	14.23%	179
2011	10.717802	9.868901	-7.92%	242
2010*	10.000000	10.717802	7.18%	12,163
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.485434	12.807136	2.58%	58,369
2013	11.072007	12.485434	12.77%	29,852
2012	10.136960	11.072007	9.22%	3,739
2011	10.447198	10.136960	-2.97%	1,772
2010*	10.000000	10.447198	4.47%	941
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.372028	13.769170	2.97%	115,594
2013	11.213856	13.372028	19.25%	43,066
2012	10.033564	11.213856	11.76%	2,474
2011	10.565830	10.033564	-5.04%	22,378
2010*	10.000000	10.565830	5.66%	35,123
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.168536	11.350744	1.63%	299,792
2013	10.822075	11.168536	3.20%	51,116
2012	10.236464	10.822075	5.72%	47,272
2011	10.262999	10.236464	-0.26%	71,368
2010*	10.000000	10.262999	2.63%	23,042
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.276391	10.335251	0.57%	1,758
2013*	10.000000	10.276391	2.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.348379	10.280775	-0.65%	5,377
2013*	10.000000	10.348379	3.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.914271	13.281632	2.84%	601,433
2013	11.146326	12.914271	15.86%	609,937
2012	10.086099	11.146326	10.51%	10,639
2011	10.499887	10.086099	-3.94%	10,581
2010*	10.000000	10.499887	5.00%	7,609

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.729351	14.118780	2.84%	11,491
2013	11.232686	13.729351	22.23%	384,447
2012	9.967692	11.232686	12.69%	9,406
2011	10.631229	9.967692	-6.24%	19,685
2010*	10.000000	10.631229	6.31%	10,708
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.060240	12.345451	2.36%	497,917
2013	11.023648	12.060240	9.40%	193,835
2012	10.185968	11.023648	8.22%	9,033
2011	10.384560	10.185968	-1.91%	6,528
2010*	10.000000	10.384560	3.85%	6,709
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.389726	10.717122	3.15%	100,523
2013	10.785006	10.389726	-3.67%	74,725
2012	10.237673	10.785006	5.35%	117,506
2011*	10.000000	10.237673	2.38%	50,436
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.633903	-3.66%	29,424
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.721255	-2.79%	19,685
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.216256	2.16%	9,698
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.141178	1.41%	37,472
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.328277	3.28%	7,644
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.231667	2.32%	20,491
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.308323	3.08%	83,459
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.136047	1.36%	177,419
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.255615	10.334098	0.77%	0
2013*	10.000000	10.255615	2.56%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.320430	10.326112	0.06%	4,113
2013*	10.000000	10.320430	3.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.295774	2.96%	60,219
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.299134	2.99%	18,928
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.226854	2.27%	12,000
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.347663	9.193430	-1.65%	2,667,068
2013	9.504481	9.347663	-1.65%	1,106,339
2012	9.664374	9.504481	-1.65%	2,084,332
2011	9.826056	9.664374	-1.65%	1,817,061
2010	9.990888	9.826056	-1.65%	405,863
2009*	10.000000	9.990888	-0.09%	211,472
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.556628	9.763968	2.17%	105,339
2013*	10.000000	9.556628	-4.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.380173	12.981459	-2.98%	30,053
2013	11.236289	13.380173	19.08%	32,171
2012	9.890226	11.236289	13.61%	5,926
2011	11.126632	9.890226	-11.11%	1,143
2010*	10.000000	11.126632	11.27%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.988151	-10.12%	36,857
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.447604	16.734538	8.33%	26,303
2013	11.685291	15.447604	32.20%	4,225
2012	10.230545	11.685291	14.22%	84
2011	10.749303	10.230545	-4.83%	234
2010*	10.000000	10.749303	7.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.535237	15.759715	8.42%	37,952
2013	10.945181	14.535237	32.80%	3,882
2012	9.464309	10.945181	15.65%	91
2011	10.247086	9.464309	-7.64%	369
2010*	10.000000	10.247086	2.47%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.186185	16.511242	2.01%	31,380
2013	11.873679	16.186185	36.32%	9,703
2012	10.531112	11.873679	12.75%	786
2011	11.206236	10.531112	-6.02%	607
2010*	10.000000	11.206236	12.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.784166	18.165883	15.09%	56,721
2013	11.828675	15.784166	33.44%	46,142
2012	10.337789	11.828675	14.42%	1,989
2011	10.760670	10.337789	-3.93%	178
2010*	10.000000	10.760670	7.61%	509
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.014655	10.15%	8,075
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.720673	7.21%	35,026
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.401266	4.01%	36,993
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.865417	8.65%	21,189
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.298509	11.761235	26.49%	19,127
2013*	10.000000	9.298509	-7.01%	3,197
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.956039	9.840120	-1.16%	58,274
2013	10.112406	9.956039	-1.55%	45,307
2012	9.932513	10.112406	1.81%	10,556
2011*	10.000000	9.932513	-0.67%	2,675
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.128681	9.932066	-1.94%	23,154
2013*	10.000000	10.128681	1.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.642136	9.616005	-0.27%	717,273
2013*	10.000000	9.642136	-3.58%	447,090
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.822593	10.388902	5.77%	38,434
2013	9.610880	9.822593	2.20%	7,053
2012*	10.000000	9.610880	-3.89%	927

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.489355	10.205263	-2.71%	272,495
2013	10.196065	10.489355	2.88%	310,795
2012*	10.000000	10.196065	1.96%	1,531,375
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.402558	11.444970	0.37%	23,841
2013*	10.000000	11.402558	14.03%	3,638
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.575410	10.448212	-1.20%	266,704
2013	10.741085	10.575410	-1.54%	308,186
2012	9.513088	10.741085	12.91%	229,765
2011*	10.000000	9.513088	-4.87%	7,635
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.640744	7.716070	-19.96%	18,017
2013	11.493877	9.640744	-16.12%	19,176
2012	11.117508	11.493877	3.39%	20,888
2011	12.225930	11.117508	-9.07%	20,759
2010*	10.000000	12.225930	22.26%	22,228
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.697509	11.666088	-0.27%	48,350
2013	12.794706	11.697509	-8.58%	50,511
2012	11.047177	12.794706	15.82%	76,725
2011	10.575227	11.047177	4.46%	48,272
2010*	10.000000	10.575227	5.75%	25,772
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	11.018478	10.869292	-1.35%	2,373
2013	11.990765	11.018478	-8.11%	3,662
2012	11.586236	11.990765	3.49%	3,217
2011	10.865613	11.586236	6.63%	4,063
2010*	10.000000	10.865613	8.66%	1,946
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.848629	10.899938	0.47%	103,929
2013	12.064082	10.848629	-10.07%	67,543
2012	11.479232	12.064082	5.09%	55,322
2011	10.861488	11.479232	5.69%	36,743
2010*	10.000000	10.861488	8.61%	19,956
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.517658	12.709109	1.53%	76,431
2013	12.049324	12.517658	3.89%	635,785
2012	10.729047	12.049324	12.31%	606,199
2011	10.566840	10.729047	1.54%	2,178,760
2010*	10.000000	10.566840	5.67%	122,165

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	10.001156	9.909745	-0.91%	98,649
2013	10.192616	10.001156	-1.88%	75,016
2012	9.800520	10.192616	4.00%	66,060
2011*	10.000000	9.800520	-1.99%	36,959
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.353544	10.607078	2.45%	172,272
2013	10.747901	10.353544	-3.67%	193,302
2012	9.980493	10.747901	7.69%	697,907
2011*	10.000000	9.980493	-0.20%	9,530
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.927661	10.051235	1.24%	98,504
2013*	10.000000	9.927661	-0.72%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.869813	7.606889	-14.24%	0
2013	9.220642	8.869813	-3.80%	0
2012	8.396711	9.220642	9.81%	0
2011	11.176853	8.396711	-24.87%	1,242
2010*	10.000000	11.176853	11.77%	2,392
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	13.016607	12.763918	-1.94%	4,402
2013	11.837502	13.016607	9.96%	4,402
2012	10.403709	11.837502	13.78%	7,795
2011	10.797041	10.403709	-3.64%	38,833
2010*	10.000000	10.797041	7.97%	8,541
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.331275	13.417996	0.65%	107,009
2013	12.320593	13.331275	8.20%	789,020
2012	10.977231	12.320593	12.24%	768,245
2011	10.862793	10.977231	1.05%	15,189
2010*	10.000000	10.862793	8.63%	103,585
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.228857	9.902257	-3.19%	13,228
2013	9.046067	10.228857	13.08%	283
2012	7.965382	9.046067	13.57%	4,489
2011	11.093814	7.965382	-28.20%	1,478
2010*	10.000000	11.093814	10.94%	48,842
ProFunds - ProFund VP Banks - Q/NQ
2014	12.817884	13.914519	8.56%	18,014
2013	9.765662	12.817884	31.25%	11,990
2012	7.443388	9.765662	31.20%	16,406
2011*	10.000000	7.443388	-25.57%	8,644

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.570534	9.571315	0.01%	58,453
2013	8.216576	9.570534	16.48%	16,611
2012	7.701232	8.216576	6.69%	7,062
2011*	10.000000	7.701232	-22.99%	7,871
ProFunds - ProFund VP Bear - Q/NQ
2014	4.754362	4.009657	-15.66%	152,551
2013	6.581672	4.754362	-27.76%	147,960
2012	8.024075	6.581672	-17.98%	3,387
2011	8.953941	8.024075	-10.38%	6,463
2010*	10.000000	8.953941	-10.46%	24,969
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.388514	27.288978	27.59%	23,167
2013	12.912564	21.388514	65.64%	30,256
2012	9.331171	12.912564	38.38%	20,075
2011*	10.000000	9.331171	-6.69%	2,771
ProFunds - ProFund VP Bull - Q/NQ
2014	14.545813	15.946470	9.63%	213,049
2013	11.398123	14.545813	27.62%	119,408
2012	10.176378	11.398123	12.01%	138,491
2011	10.346671	10.176378	-1.65%	51,825
2010*	10.000000	10.346671	3.47%	57,308
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.585259	14.727592	8.41%	35,569
2013	10.753514	13.585259	26.33%	14,228
2012	9.863222	10.753514	9.03%	3,796
2011*	10.000000	9.863222	-1.37%	161
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.881145	17.565408	10.61%	59,337
2013	11.544697	15.881145	37.56%	39,487
2012	9.614061	11.544697	20.08%	19,061
2011*	10.000000	9.614061	-3.86%	1,263
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.369624	7.949942	-5.01%	15,756
2013	9.094150	8.369624	-7.97%	36,212
2012	8.676987	9.094150	4.81%	7,069
2011	10.987308	8.676987	-21.03%	7,612
2010*	10.000000	10.987308	9.87%	18,407
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.996693	11.676894	-10.15%	12,147
2013	10.864136	12.996693	19.63%	19,423
2012	9.474426	10.864136	14.67%	4,982
2011	10.572550	9.474426	-10.39%	1,793
2010*	10.000000	10.572550	5.73%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.154580	14.608693	11.05%	44,195
2013	10.126774	13.154580	29.90%	11,175
2012	8.255376	10.126774	22.67%	1,523
2011*	10.000000	8.255376	-17.45%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.203284	18.496068	21.66%	82,333
2013	11.060737	15.203284	37.45%	45,565
2012	9.579355	11.060737	15.46%	9,044
2011*	10.000000	9.579355	-4.21%	5,904
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.483727	14.000881	3.84%	35,783
2013	9.921128	13.483727	35.91%	68,145
2012	8.711513	9.921128	13.89%	20,257
2011*	10.000000	8.711513	-12.88%	7,701
ProFunds - ProFund VP International - Q/NQ
2014	12.233344	11.055939	-9.62%	22,270
2013	10.409418	12.233344	17.52%	65,867
2012	9.129738	10.409418	14.02%	22,726
2011	10.836596	9.129738	-15.75%	5,833
2010*	10.000000	10.836596	8.37%	2,996
ProFunds - ProFund VP Internet - Q/NQ
2014	14.829590	14.748485	-0.55%	9,052
2013	9.938843	14.829590	49.21%	29,076
2012	8.438186	9.938843	17.78%	5,259
2011*	10.000000	8.438186	-15.62%	721
ProFunds - ProFund VP Japan - Q/NQ
2014	12.575855	12.767370	1.52%	30,999
2013	8.625917	12.575855	45.79%	40,436
2012	7.133768	8.625917	20.92%	1,507
2011	8.904049	7.133768	-19.88%	240
2010*	10.000000	8.904049	-10.96%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.193549	18.634808	15.08%	51,205
2013	12.262304	16.193549	32.06%	44,902
2012	10.727237	12.262304	14.31%	9,712
2011	10.750388	10.727237	-0.22%	8,285
2010*	10.000000	10.750388	7.50%	5,889
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.715370	12.023059	-12.34%	47,412
2013	11.239854	13.715370	22.02%	1,092
2012	11.107068	11.239854	1.20%	9,637
2011	11.044935	11.107068	0.56%	522
2010*	10.000000	11.044935	10.45%	1,851

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.768453	17.336796	17.39%	18,769
2013	11.408093	14.768453	29.46%	6,931
2012	10.370516	11.408093	10.01%	12,684
2011*	10.000000	10.370516	3.71%	6,989
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.238438	3.173582	-25.12%	23,284
2013	6.944900	4.238438	-38.97%	41,280
2012	8.263837	6.944900	-15.96%	92,286
2011*	10.000000	8.263837	-17.36%	82,939
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.497308	12.906963	22.95%	106,955
2013	10.663579	10.497308	-1.56%	3,189
2012	9.253728	10.663579	15.24%	22,308
2011*	10.000000	9.253728	-7.46%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.661528	3.883204	-31.41%	8,210
2013	4.942176	5.661528	14.56%	8,210
2012	5.399812	4.942176	-8.48%	11,370
2011	8.784650	5.399812	-38.53%	3,207
2010*	10.000000	8.784650	-12.15%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.875920	14.389981	32.31%	31,284
2013	8.284877	10.875920	31.27%	1,669
2012	8.790714	8.284877	-5.75%	698
2011*	10.000000	8.790714	-12.09%	3,767
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.593683	7.249622	-4.53%	481
2013	7.738909	7.593683	-1.88%	481
2012	9.049552	7.738909	-14.48%	0
2011	8.314589	9.049552	8.84%	0
2010*	10.000000	8.314589	-16.85%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.202950	5.260363	1.10%	4,249
2013	6.697214	5.202950	-22.31%	0
2012	8.528961	6.697214	-21.48%	0
2011	8.518131	8.528961	0.13%	0
2010*	10.000000	8.518131	-14.82%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.224969	3.349862	-20.71%	6,673
2013	6.085179	4.224969	-30.57%	0
2012	7.619762	6.085179	-20.14%	0
2011	8.653899	7.619762	-11.95%	246
2010*	10.000000	8.653899	-13.46%	3,314

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.361265	14.359678	16.17%	103,877
2013	10.039412	12.361265	23.13%	48,129
2012	9.254311	10.039412	8.48%	39,106
2011*	10.000000	9.254311	-7.46%	6,793
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.993878	11.862709	-1.09%	13,756
2013	10.881738	11.993878	10.22%	6,247
2012	9.496117	10.881738	14.59%	7,005
2011*	10.000000	9.496117	-5.04%	672
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.719474	15.720808	34.14%	1,079
2013	14.731481	11.719474	-20.45%	16,382
2012	14.834932	14.731481	-0.70%	3,956
2011	10.510068	14.834932	41.15%	19,283
2010*	10.000000	10.510068	5.10%	2,576
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.562867	34.151638	33.60%	0
2013	14.516775	25.562867	76.09%	19,260
2012	11.035818	14.516775	31.54%	5,277
2011	11.356223	11.035818	-2.82%	560
2010*	10.000000	11.356223	13.56%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.813962	1.146155	-36.81%	0
2013	3.590822	1.813962	-49.48%	0
2012	5.636707	3.590822	-36.30%	0
2011	7.364265	5.636707	-23.46%	0
2010*	10.000000	7.364265	-26.36%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.843645	14.663373	23.81%	25,845
2013	10.627470	11.843645	11.44%	14,103
2012	10.790926	10.627470	-1.51%	12,171
2011*	10.000000	10.790926	7.91%	8,675
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.989275	8.126080	1.71%	4,291
2013	6.288140	7.989275	27.05%	4,291
2012	5.147319	6.288140	22.16%	75,911
2011	6.729606	5.147319	-23.51%	1,378
2010	6.053202	6.729606	11.17%	45,174
2009	6.373762	6.053202	-5.03%	0
2008	11.015561	6.373762	-42.14%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.667593	20.923033	-3.44%	9,699
2013	21.759296	21.667593	-0.42%	3,299
2012	19.982364	21.759296	8.89%	30,514
2011	24.320164	19.982364	-17.84%	3,737
2010	19.520894	24.320164	24.59%	28,098
2009	12.767714	19.520894	52.89%	485
2008	23.776702	12.767714	-46.30%	1,668
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.989930	28.698291	30.51%	12,390
2013	14.499474	21.989930	51.66%	5,886
2012	10.842008	14.499474	33.73%	6,938
2011	9.967840	10.842008	8.77%	12,966
2010	9.155218	9.967840	8.88%	6,066
2009	7.866176	9.155218	16.39%	393
2008	9.065907	7.866176	-13.23%	2,904
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.551513	2.953908	-35.10%	47,255
2013	4.781424	4.551513	-4.81%	35,596
2012	4.931262	4.781424	-3.04%	56,237
2011	5.370660	4.931262	-8.18%	35,029
2010	5.054825	5.370660	6.25%	30,113
2009	4.607014	5.054825	9.72%	0
2008	9.189605	4.607014	-49.87%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.942216	27.628130	10.77%	18,998
2013	19.774015	24.942216	26.14%	10,533
2012	18.438406	19.774015	7.24%	12,861
2011	16.479013	18.438406	11.89%	7,285
2010	14.286337	16.479013	15.35%	7,192
2009	12.194620	14.286337	17.15%	1,960
2008	16.185068	12.194620	-24.66%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	17.053817	19.590706	14.88%	15,683
2013	10.657513	17.053817	60.02%	25,361
2012	9.250662	10.657513	15.21%	31,130
2011	8.621931	9.250662	7.29%	34,342
2010	7.036473	8.621931	22.53%	24,439
2009	5.227270	7.036473	34.61%	745
2008	13.883479	5.227270	-62.35%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.821112	10.734979	21.70%	6,505
2013	6.641109	8.821112	32.83%	4,173
2012	6.682572	6.641109	-0.62%	8,861
2011	8.135952	6.682572	-17.86%	700
2010	7.550887	8.135952	7.75%	14,020
2009	4.467638	7.550887	69.01%	3,140
2008	9.105769	4.467638	-50.94%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.978803	20.791252	-19.97%	34,703
2013	21.393851	25.978803	21.43%	17,280
2012	21.243260	21.393851	0.71%	18,920
2011	22.940606	21.243260	-7.40%	20,207
2010	19.592264	22.940606	17.09%	25,856
2009	14.383438	19.592264	36.21%	123
2008	27.101364	14.383438	-46.93%	737
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.220020	20.305741	-30.51%	25,537
2013	23.981238	29.220020	21.85%	14,641
2012	24.286526	23.981238	-1.26%	7,178
2011	27.223175	24.286526	-10.79%	9,459
2010	21.959607	27.223175	23.97%	27,695
2009	13.747154	21.959607	59.74%	109
2008	32.970157	13.747154	-58.30%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.719670	10.086443	-13.94%	355
2013	9.618151	11.719670	21.85%	4,536
2012	8.038715	9.618151	19.65%	4,437
2011	9.631287	8.038715	-16.54%	2,029
2010	10.975469	9.631287	-12.25%	31,838
2009	8.226749	10.975469	33.41%	0
2008	18.531740	8.226749	-55.61%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.189962	11.282521	10.72%	25,003
2013	8.122643	10.189962	25.45%	5,851
2012	6.732114	8.122643	20.66%	18,342
2011	8.045629	6.732114	-16.33%	6,755
2010	7.153068	8.045629	12.48%	427
2009	6.077049	7.153068	17.71%	709
2008	11.893483	6.077049	-48.90%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.952091	19.802323	32.44%	28,117
2013	18.597491	14.952091	-19.60%	25,986
2012	18.358596	18.597491	1.30%	70,321
2011	13.192844	18.358596	39.16%	97,131
2010	12.183332	13.192844	8.29%	8,569
2009	18.095360	12.183332	-32.67%	5,821
2008	12.704263	18.095360	42.44%	1,644
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.726277	22.951539	22.56%	17,946
2013	13.426199	18.726277	39.48%	11,072
2012	11.651955	13.426199	15.23%	4,321
2011	11.316531	11.651955	2.96%	5,873
2010	10.776854	11.316531	5.01%	3,927
2009	8.790884	10.776854	22.59%	3,051
2008	11.895605	8.790884	-26.10%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.919018	25.990066	0.27%	1,880
2013	17.426205	25.919018	48.74%	6,357
2012	14.849401	17.426205	17.35%	1,704
2011	17.141942	14.849401	-13.37%	1,226
2010	14.431497	17.141942	18.78%	4,478
2009	8.847238	14.431497	63.12%	2,434
2008	16.319442	8.847238	-45.79%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.074057	0.826400	-23.06%	33,284
2013	1.946259	1.074057	-44.81%	7,062
2012	2.552122	1.946259	-23.74%	50,362
2011	3.558217	2.552122	-28.28%	29,177
2010	5.190128	3.558217	-31.44%	0
2009	9.534621	5.190128	-45.57%	0
2008	6.027419	9.534621	58.19%	200
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.970019	2.931801	-26.15%	276
2013	3.502157	3.970019	13.36%	270,234
2012	3.796218	3.502157	-7.75%	80,753
2011	5.548803	3.796218	-31.58%	36,279
2010	6.470749	5.548803	-14.25%	78,269
2009	5.509773	6.470749	17.44%	17,061
2008	8.027403	5.509773	-31.36%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.311848	2.010866	-13.02%	11,152
2013	3.245459	2.311848	-28.77%	70
2012	4.042240	3.245459	-19.71%	2,718
2011	4.435202	4.042240	-8.86%	405
2010	6.036254	4.435202	-26.52%	0
2009	9.483051	6.036254	-36.35%	0
2008	7.173046	9.483051	32.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.342638	1.074461	-19.97%	67
2013	1.924182	1.342638	-30.22%	116
2012	2.404975	1.924182	-19.99%	0
2011	2.719230	2.404975	-11.56%	0
2010	3.511759	2.719230	-22.57%	2,860
2009	5.959014	3.511759	-41.07%	0
2008	4.093170	5.959014	45.58%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.077914	1.862798	-10.35%	14,800
2013	3.055312	2.077914	-31.99%	77
2012	3.795832	3.055312	-19.51%	813
2011	4.177421	3.795832	-9.13%	40,000
2010	5.868911	4.177421	-28.82%	41,569
2009	8.887728	5.868911	-33.97%	0
2008	7.247181	8.887728	22.64%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.663697	2.241070	-15.87%	27,991
2013	3.685744	2.663697	-27.73%	13,193
2012	4.514301	3.685744	-18.35%	13,836
2011	5.046221	4.514301	-10.54%	8,418
2010	6.178803	5.046221	-18.33%	10,745
2009	8.671529	6.178803	-28.75%	3,786
2008	6.331834	8.671529	36.95%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.840654	10.682655	-16.81%	840
2013	8.369264	12.840654	53.43%	4,616
2012	7.085507	8.369264	18.12%	3,426
2011	10.139211	7.085507	-30.12%	1,041
2010	8.908187	10.139211	13.82%	829
2009	7.323818	8.908187	21.63%	138
2008	11.110508	7.323818	-34.08%	2,975

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	25.036114	26.466434	5.71%	16,058
2013	17.874986	25.036114	40.06%	3,053
2012	14.981406	17.874986	19.31%	4,297
2011	14.867754	14.981406	0.76%	4,970
2010	11.597698	14.867754	28.20%	23,548
2009	8.624846	11.597698	34.47%	906
2008	17.227435	8.624846	-49.94%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	30.301394	33.358111	10.09%	7,502
2013	20.507590	30.301394	47.76%	2,099
2012	16.771952	20.507590	22.27%	26,384
2011	18.453939	16.771952	-9.11%	845
2010	13.640798	18.453939	35.28%	9,956
2009	9.101161	13.640798	49.88%	1,736
2008	20.490387	9.101161	-55.58%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.245314	29.880546	34.32%	26,510
2013	12.550518	22.245314	77.25%	40,050
2012	9.514652	12.550518	31.91%	24,290
2011	9.739775	9.514652	-2.31%	13,950
2010	7.233697	9.739775	34.64%	10,571
2009	3.376851	7.233697	114.21%	926
2008	12.531573	3.376851	-73.05%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.735725	26.261752	15.51%	109,822
2013	17.172034	22.735725	32.40%	76,811
2012	14.953021	17.172034	14.84%	3,753
2011	14.880596	14.953021	0.49%	5,035
2010	12.769618	14.880596	16.53%	4,913
2009	8.541905	12.769618	49.49%	1,803
2008	14.952741	8.541905	-42.87%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.773775	18.397063	16.63%	25,479
2013	10.764580	15.773775	46.53%	117,238
2012	8.953740	10.764580	20.22%	3,863
2011	9.211177	8.953740	-2.79%	3,705
2010	7.806862	9.211177	17.99%	3,104
2009	5.857898	7.806862	33.27%	4,491
2008	13.083949	5.857898	-55.23%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.843681	9.627435	-18.71%	69,061
2013	22.343701	11.843681	-46.99%	70,216
2012	23.690279	22.343701	-5.68%	46,462
2011	31.759402	23.690279	-25.41%	40,010
2010	23.386813	31.759402	35.80%	27,069
2009	15.933719	23.386813	46.78%	6,137
2008	26.371963	15.933719	-39.58%	857
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.592761	22.127720	19.01%	32,693
2013	18.187343	18.592761	2.23%	24,486
2012	15.626539	18.187343	16.39%	24,392
2011	15.536305	15.626539	0.58%	16,203
2010	12.650992	15.536305	22.81%	31,844
2009	10.268854	12.650992	23.20%	0
2008	17.892251	10.268854	-42.61%	209
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	23.078847	24.662757	6.86%	1,700
2013	17.279989	23.078847	33.56%	933
2012	15.046941	17.279989	14.84%	11,017
2011	14.529024	15.046941	3.56%	5,930
2010	11.804953	14.529024	23.08%	22,074
2009	8.322382	11.804953	41.85%	0
2008	12.620337	8.322382	-34.06%	1,234
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.569089	25.199757	2.57%	16,174
2013	15.754668	24.569089	55.95%	13,543
2012	13.119760	15.754668	20.08%	18,257
2011	15.190533	13.119760	-13.63%	7,000
2010	11.204539	15.190533	35.57%	9,562
2009	8.545822	11.204539	31.11%	58
2008	17.867661	8.545822	-52.17%	1,249
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.786704	18.128186	22.60%	10,437
2013	8.911374	14.786704	65.93%	6,334
2012	7.003107	8.911374	27.25%	21,734
2011	7.413099	7.003107	-5.53%	34,124
2010	6.007402	7.413099	23.40%	20,796
2009	4.172976	6.007402	43.96%	525
2008	13.253945	4.172976	-68.52%	47,855

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.531051	19.383232	10.57%	311,806
2013	12.613348	17.531051	38.99%	160,382
2012	11.318897	12.613348	11.44%	130,662
2011	11.635039	11.318897	-2.72%	45,135
2010	9.461647	11.635039	22.97%	110,724
2009	6.533900	9.461647	44.81%	626
2008	11.040798	6.533900	-40.82%	2,049
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.850915	19.477656	9.11%	215,524
2013	12.494696	17.850915	42.87%	149,444
2012	10.394295	12.494696	20.21%	104,021
2011	10.914183	10.394295	-4.76%	101,169
2010	9.223280	10.914183	18.33%	114,654
2009	6.200131	9.223280	48.76%	68
2008	12.278606	6.200131	-49.50%	2,078
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.635477	22.884510	-3.18%	49,683
2013	17.927427	23.635477	31.84%	102,407
2012	15.707297	17.927427	14.13%	3,910
2011	16.076041	15.707297	-2.29%	22,128
2010	12.328841	16.076041	30.39%	14,089
2009	7.993799	12.328841	54.23%	0
2008	12.729295	7.993799	-37.20%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.357659	19.268664	4.96%	57,819
2013	13.744398	18.357659	33.56%	94,250
2012	11.946139	13.744398	15.05%	3,408
2011	13.081637	11.946139	-8.68%	54,337
2010	11.072098	13.081637	18.15%	261
2009	7.251321	11.072098	52.69%	1,695
2008	13.080217	7.251321	-44.56%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.120598	19.788486	-1.65%	15,993
2013	14.477788	20.120598	38.98%	76,710
2012	13.309362	14.477788	8.78%	4,535
2011	13.072648	13.309362	1.81%	19,642
2010	10.599520	13.072648	23.33%	11,854
2009	8.044581	10.599520	31.76%	326
2008	12.453854	8.044581	-35.40%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.658810	17.595378	-0.36%	18,893
2013	12.570995	17.658810	40.47%	76,016
2012	10.618368	12.570995	18.39%	19,592
2011	11.922071	10.618368	-10.94%	11,560
2010	9.689840	11.922071	23.04%	727
2009	6.071709	9.689840	59.59%	0
2008	10.926776	6.071709	-44.43%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.290434	6.396330	20.90%	19,850
2013	5.543786	5.290434	-4.57%	93
2012	6.014837	5.543786	-7.83%	0
2011	6.387643	6.014837	-5.84%	12,041
2010	6.801275	6.387643	-6.08%	0
2009	8.216803	6.801275	-17.23%	692
2008	7.914374	8.216803	3.82%	2,723
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.120032	18.564313	8.44%	11,912
2013	12.856683	17.120032	33.16%	7,801
2012	11.673884	12.856683	10.13%	4,273
2011	13.071965	11.673884	-10.70%	8,789
2010	11.863497	13.071965	10.19%	8,176
2009	7.752071	11.863497	53.04%	1,988
2008	14.439631	7.752071	-46.31%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.555492	8.634394	0.92%	5,275
2013	7.405690	8.555492	15.53%	1,155
2012	7.181249	7.405690	3.13%	511
2011	8.530044	7.181249	-15.81%	2,783
2010	7.574000	8.530044	12.62%	3,007
2009	5.984499	7.574000	26.56%	1,394
2008	11.132092	5.984499	-46.24%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.528750	28.416887	20.78%	14,908
2013	15.881078	23.528750	48.16%	27,237
2012	13.733238	15.881078	15.64%	9,476
2011	15.710054	13.733238	-12.58%	2,490
2010	12.867948	15.710054	22.09%	5,841
2009	11.146061	12.867948	15.45%	849
2008	15.163480	11.146061	-26.49%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	13.044224	15.766062	20.87%	31,517
2013	11.672476	13.044224	11.75%	7,664
2012	11.737605	11.672476	-0.55%	5,930
2011	10.262467	11.737605	14.37%	27,592
2010	9.762707	10.262467	5.12%	5,168
2009	8.723001	9.762707	11.92%	12,683
2008	12.594200	8.723001	-30.74%	1,841
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.760366	7.495613	-23.20%	42
2013	10.211602	9.760366	-4.42%	42
2012	10.302818	10.211602	-0.89%	6,446
2011	10.875959	10.302818	-5.27%	0
2010	11.715433	10.875959	-7.17%	3,162
2009	11.173868	11.715433	4.85%	4,494
2008	12.945594	11.173868	-13.69%	367
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.049315	10.019337	-0.30%	5,450
2013*	10.000000	10.049315	0.49%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.706386	10.834069	1.19%	53,434
2013	11.930733	10.706386	-10.26%	9,077
2012	10.291620	11.930733	15.93%	12,660
2011*	10.000000	10.291620	2.92%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.586013	5.86%	19,683
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.674735	11.952838	11.97%	44,554
2013	10.575287	10.674735	0.94%	26,071
2012	8.275118	10.575287	27.80%	6,025
2011*	10.000000	8.275118	-17.25%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.287254	11.322599	0.31%	5,114
2013	9.914704	11.287254	13.84%	3,097
2012	8.866943	9.914704	11.82%	607
2011*	10.000000	8.866943	-11.33%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.484259	6.750081	-20.44%	60,920
2013	7.804480	8.484259	8.71%	31,583
2012	7.675841	7.804480	1.68%	11,668
2011*	10.000000	7.675841	-23.24%	0

Additional Contract Options Elected Total - 1.65%
Variable account charges of the daily net assets of the variable account - 1.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.869584	9.603222	-2.70%	8,043
2013	9.552770	9.869584	3.32%	5,469
2012	9.585796	9.552770	-0.34%	6,605
2011*	10.000000	9.585796	-4.14%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.539397	12.149686	5.29%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.363255	11.400467	10.01%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.076217	10.231760	1.54%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.220237	19.044038	10.59%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.880637	20.987322	11.16%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.455867	11.473138	0.15%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.197334	12.221645	0.20%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.609345	7.023222	-18.42%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.149054	-8.51%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.317220	13.17%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.690620	10.497766	-1.80%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.860031	8.60%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.347807	11.772706	3.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.872573	14.025118	1.10%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.524029	10.822634	2.84%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.396343	11.842104	3.91%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.260358	10.483867	2.18%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	12.007215	12.212836	1.71%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.085234	11.201854	1.05%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.926148	10.933739	0.07%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.876649	7.576613	10.18%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.657816	13.800849	1.05%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.712700	8.963649	2.88%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.135279	10.200207	0.64%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.056227	10.414025	3.56%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.001141	10.392496	3.91%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.686246	12.745176	-6.88%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.816126	9.201764	-6.26%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.990727	9.672636	-3.18%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.822283	11.090160	2.48%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.782033	12.860574	9.15%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.822187	13.233217	3.21%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.817444	-1.83%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.206694	2.07%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.766082	11.927912	1.38%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.501277	11.515915	0.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.328928	14.718720	2.72%	21,538
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.462220	12.776815	2.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.347127	13.736549	2.92%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.147762	11.323878	1.58%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.275679	10.329290	0.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.347660	10.274825	-0.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.890234	13.250187	2.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.703793	14.085332	2.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.037796	12.316208	2.31%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.375662	10.697165	3.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.630550	-3.69%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.717945	-2.82%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.212786	2.13%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.137656	1.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.324678	3.25%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.228109	2.28%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.304733	3.05%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.132517	1.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.254903	10.328123	0.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.319712	10.320134	0.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.292187	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.295544	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.223287	2.23%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.328395	9.169819	-1.70%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.553383	9.755693	2.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.355252	12.950698	-3.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.985025	-10.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.418861	16.694905	8.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.508179	15.722388	8.37%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.156055	16.472135	1.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.754788	18.122865	15.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.010819	10.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.716960	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.397643	3.98%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.861640	8.62%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.295351	11.751274	26.42%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.942531	9.821784	-1.21%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.127978	9.926320	-1.99%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.638860	9.607838	-0.32%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.814810	10.375396	5.71%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.481070	10.192025	-2.76%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.398691	11.435283	0.32%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.561079	10.428757	-1.25%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.622807	7.697793	-20.00%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.675741	11.638457	-0.32%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.997928	10.843504	-1.40%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.828450	10.874128	0.42%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.494360	12.679003	1.48%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.987560	9.891235	-0.96%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.339516	10.587320	2.40%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.926970	10.045424	1.19%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.853310	7.588875	-14.28%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.992319	12.733627	-1.99%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.306499	13.386256	0.60%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.209815	9.878793	-3.24%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.800495	13.888582	8.50%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.557590	9.553520	-0.04%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.745513	4.000163	-15.71%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.359618	27.238270	27.52%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.518736	15.908694	9.57%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.566847	14.700163	8.35%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.859635	17.532700	10.55%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.354032	7.931090	-5.06%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.972517	11.649244	-10.20%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.136782	14.581513	11.00%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.182701	18.461656	21.60%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.465459	13.974800	3.78%	0
ProFunds - ProFund VP International - Q/NQ
2014	12.210573	11.029742	-9.67%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.809503	14.721011	-0.60%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.552420	12.737097	1.47%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.163458	18.590721	15.02%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.689829	11.994558	-12.38%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.748469	17.304540	17.33%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.232687	3.167655	-25.16%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.483077	12.882914	22.89%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.650981	3.874009	-31.45%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.861171	14.363182	32.24%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.579545	7.232441	-4.58%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.193268	5.247904	1.05%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.217095	3.341906	-20.75%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.344519	14.332924	16.11%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.977626	11.840613	-1.14%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.697661	15.683576	34.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.515314	34.070794	33.53%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.810576	1.143439	-36.85%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.827583	14.636050	23.75%	9,884
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.939592	8.071441	1.66%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.533033	20.782525	-3.49%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.853384	28.505605	30.44%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.532454	2.940036	-35.13%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.787432	27.442727	10.71%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.970225	19.484757	14.82%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.766336	10.662896	21.63%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.817513	20.651628	-20.01%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	29.038622	20.169393	-30.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.646868	10.018674	-13.98%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.126608	11.206685	10.67%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.859262	19.669368	32.37%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.610012	22.797466	22.50%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.758090	25.815568	0.22%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.068781	0.821926	-23.10%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.948518	2.914431	-26.19%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.300516	2.000002	-13.06%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.334294	1.067244	-20.01%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.067725	1.852719	-10.40%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.647158	2.226019	-15.91%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.760879	10.610890	-16.85%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.880703	26.288764	5.66%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	30.113271	33.134156	10.03%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	22.107122	29.679823	34.25%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.594674	26.085571	15.45%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.675863	18.273577	16.57%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.770084	9.562733	-18.75%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.477341	21.979182	18.95%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.935632	24.497256	6.81%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.416548	25.030563	2.51%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.694832	18.006394	22.54%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.445139	19.278430	10.51%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.763444	19.372361	9.06%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.519578	22.760714	-3.23%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.267677	19.164476	4.91%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	20.021982	19.681482	-1.70%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.572208	17.500191	-0.41%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.268287	6.366325	20.84%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.013713	18.439637	8.38%	0

Additional Contract Options Elected Total - 1.70%
Variable account charges of the daily net assets of the variable account - 1.70%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.502360	8.576408	0.87%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.382619	28.226030	20.71%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.963227	15.660202	20.80%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.719517	7.460439	-23.24%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.048614	10.013546	-0.35%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.691876	10.813889	1.14%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.582414	5.82%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.660266	11.930562	11.92%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.271937	11.301477	0.26%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.472767	6.737497	-20.48%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.856214	9.585331	-2.75%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.523752	12.127038	5.24%	0
2013	10.087448	11.523752	14.24%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.362535	11.393879	9.95%	0
2013*	10.000000	10.362535	3.63%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.062557	10.212692	1.49%	0
2013	11.190725	10.062557	-10.08%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.118273	18.921652	10.53%	0
2013	12.827876	17.118273	33.45%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.768919	20.852536	11.10%	0
2013	14.502049	18.768919	29.42%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.451977	11.463406	0.10%	0
2013*	10.000000	11.451977	14.52%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.174633	12.192696	0.15%	0
2013	10.830183	12.174633	12.41%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.593317	7.006588	-18.46%	0
2013	9.747597	8.593317	-11.84%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.145939	-8.54%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.313371	13.13%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.681555	10.483525	-1.85%	0
2013	10.459008	10.681555	2.13%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.856344	8.56%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.332451	11.750791	3.69%	0
2013	10.000300	11.332451	13.32%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.846729	13.991857	1.05%	0
2013	11.386596	13.846729	21.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.520452	10.813444	2.78%	0
2013*	10.000000	10.520452	5.20%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.392476	11.832063	3.86%	0
2013*	10.000000	11.392476	13.92%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.259644	10.477811	2.13%	0
2013*	10.000000	10.259644	2.60%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.964033	12.162724	1.66%	0
2013	9.865229	11.964033	21.27%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.047684	11.158231	1.00%	0
2013	9.469144	11.047684	16.67%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.886930	10.888932	0.02%	0
2013	10.058331	10.886930	8.24%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.858984	7.553300	10.12%	0
2013	6.804964	6.858984	0.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.576994	13.712201	1.00%	0
2013	11.764865	13.576994	15.40%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.676943	8.922331	2.83%	0
2013	8.687852	8.676943	-0.13%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.131833	10.191547	0.59%	0
2013*	10.000000	10.131833	1.32%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.055530	10.408015	3.51%	0
2013*	10.000000	10.055530	0.56%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	10.000442	10.386488	3.86%	0
2013*	10.000000	10.000442	0.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.660761	12.714977	-6.92%	0
2013	11.111468	13.660761	22.94%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.812785	9.193954	-6.31%	0
2013*	10.000000	9.812785	-1.87%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.987329	9.664426	-3.23%	0
2013*	10.000000	9.987329	-0.13%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.807584	11.069470	2.42%	0
2013	10.134349	10.807584	6.64%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.778024	12.849657	9.10%	0
2013*	10.000000	11.778024	17.78%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.804791	13.208544	3.15%	0
2013	10.571289	12.804791	21.13%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.814031	-1.86%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.203231	2.03%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.760338	11.916022	1.32%	0
2013*	10.000000	11.760338	17.60%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.495648	11.504423	0.08%	0
2013*	10.000000	11.495648	14.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.302283	14.683893	2.67%	0
2013	11.243012	14.302283	27.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.439006	12.746536	2.47%	0
2013	11.042055	12.439006	12.65%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.322269	13.703984	2.87%	0
2013	11.183496	13.322269	19.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.126990	11.297028	1.53%	0
2013	10.792797	11.126990	3.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.274962	10.323309	0.47%	0
2013*	10.000000	10.274962	2.75%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.346941	10.268887	-0.75%	0
2013*	10.000000	10.346941	3.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.866242	13.218797	2.74%	0
2013	11.116174	12.866242	15.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.678272	14.051953	2.73%	0
2013	11.202284	13.678272	22.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	12.015383	12.287022	2.26%	0
2013	10.993823	12.015383	9.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.361578	10.677214	3.05%	0
2013	10.766745	10.361578	-3.76%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.627187	-3.73%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.714639	-2.85%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.209313	2.09%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.134131	1.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.321073	3.21%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.224542	2.25%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.301144	3.01%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.128995	1.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.254189	10.322157	0.66%	0
2013*	10.000000	10.254189	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.318992	10.314180	-0.05%	0
2013*	10.000000	10.318992	3.19%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.288606	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.291957	2.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.219729	2.20%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.309180	9.146269	-1.75%	0
2013	9.474991	9.309180	-1.75%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.550133	9.747415	2.07%	0
2013*	10.000000	9.550133	-4.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.330395	12.920019	-3.08%	0
2013	11.205880	13.330395	18.96%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.981894	-10.18%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.390157	16.655347	8.22%	0
2013	11.653679	15.390157	32.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.481188	15.685146	8.31%	0
2013	10.915558	14.481188	32.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.125998	16.433122	1.90%	0
2013	11.841557	16.125998	36.18%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.725459	18.079928	14.97%	0
2013	11.796659	15.725459	33.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.006986	10.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.713225	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.394022	3.94%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.857863	8.58%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.292180	11.741303	26.36%	0
2013*	10.000000	9.292180	-7.08%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.929076	9.803508	-1.26%	0
2013	10.095276	9.929076	-1.65%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.127270	9.920588	-2.04%	0
2013*	10.000000	10.127270	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.635588	9.599695	-0.37%	0
2013*	10.000000	9.635588	-3.64%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.807061	10.361936	5.66%	0
2013	9.605445	9.807061	2.10%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.472800	10.178792	-2.81%	0
2013	10.190321	10.472800	2.77%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.394816	11.425571	0.27%	0
2013*	10.000000	11.394816	13.95%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.546761	10.409318	-1.30%	0
2013	10.722896	10.546761	-1.64%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.604895	7.679563	-20.05%	0
2013	11.462795	9.604895	-16.21%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.654018	11.610902	-0.37%	0
2013	12.760104	11.654018	-8.67%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.977401	10.817754	-1.45%	0
2013	11.958234	10.977401	-8.20%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.808290	10.848363	0.37%	0
2013	12.031459	10.808290	-10.17%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.471105	12.648956	1.43%	0
2013	12.016732	12.471105	3.78%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.973984	9.872774	-1.01%	0
2013	10.175270	9.973984	-1.98%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.325496	10.567590	2.34%	0
2013	10.729699	10.325496	-3.77%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.926279	10.039613	1.14%	0
2013*	10.000000	9.926279	-0.74%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.836811	7.570868	-14.33%	0
2013	9.195697	8.836811	-3.90%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.968078	12.703411	-2.04%	0
2013	11.805364	12.968078	9.85%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.281710	13.354521	0.55%	0
2013	12.287271	13.281710	8.09%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.190797	9.855372	-3.29%	0
2013	9.021582	10.190797	12.96%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Banks - Q/NQ
2014	12.783164	13.862723	8.45%	0
2013	9.749119	12.783164	31.12%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.544630	9.535707	-0.09%	0
2013	8.202672	9.544630	16.36%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.736663	3.990666	-15.75%	0
2013	6.563856	4.736663	-27.84%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.330693	27.187575	27.46%	0
2013	12.890733	21.330693	65.47%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.491741	15.871038	9.52%	0
2013	11.367290	14.491741	27.49%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.548445	14.672755	8.30%	0
2013	10.735296	13.548445	26.20%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.838147	17.500025	10.49%	0
2013	11.525155	15.838147	37.42%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.338471	7.912293	-5.11%	0
2013	9.069530	8.338471	-8.06%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.948332	11.621609	-10.25%	0
2013	10.834733	12.948332	19.51%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.118966	14.554329	10.94%	0
2013	10.109629	13.118966	29.77%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.162120	18.427250	21.53%	0
2013	11.042008	15.162120	37.31%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.447214	13.948759	3.73%	0
2013	9.904321	13.447214	35.77%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.187811	11.003584	-9.72%	0
2013	10.381231	12.187811	17.40%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.789430	14.693581	-0.65%	0
2013	9.922005	14.789430	49.06%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.529065	12.706928	1.42%	0
2013	8.602560	12.529065	45.64%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.133377	18.546693	14.96%	0
2013	12.229157	16.133377	31.93%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.664352	11.966137	-12.43%	0
2013	11.209431	13.664352	21.90%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.728493	17.272313	17.27%	0
2013	11.388798	14.728493	29.32%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.226937	3.161738	-25.20%	0
2013	6.933120	4.226937	-39.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.468868	12.858919	22.83%	0
2013	10.645523	10.468868	-1.66%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.640446	3.864813	-31.48%	0
2013	4.928785	5.640446	14.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.846450	14.336421	32.18%	0
2013	8.270825	10.846450	31.14%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.565451	7.215324	-4.63%	0
2013	7.717985	7.565451	-1.98%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.183580	5.235452	1.00%	0
2013	6.679081	5.183580	-22.39%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.209232	3.333976	-20.79%	0
2013	6.068694	4.209232	-30.64%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.327795	14.306245	16.05%	0
2013	10.022410	12.327795	23.00%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.961393	11.818545	-1.19%	0
2013	10.863310	11.961393	10.11%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.675894	15.646422	34.01%	0
2013	14.691641	11.675894	-20.53%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.467870	33.990161	33.46%	0
2013	14.477511	25.467870	75.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.807196	1.140728	-36.88%	0
2013	3.581085	1.807196	-49.53%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.811549	14.608785	23.68%	0
2013	10.609462	11.811549	11.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.890273	8.017218	1.61%	0
2013	6.216539	7.890273	26.92%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.399299	20.642933	-3.53%	0
2013	21.511729	21.399299	-0.52%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.717536	28.314014	30.37%	0
2013	14.334422	21.717536	51.51%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.513444	2.926215	-35.17%	0
2013	4.746274	4.513444	-4.91%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.633531	27.258475	10.66%	0
2013	19.549160	24.633531	26.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.887009	19.379355	14.76%	0
2013	10.563991	16.887009	59.85%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.711863	10.591246	21.57%	0
2013	6.565534	8.711863	32.69%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.657195	20.512930	-20.05%	0
2013	21.150497	25.657195	21.31%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	28.858070	20.033759	-30.58%	0
2013	23.708283	28.858070	21.72%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.574469	9.951328	-14.02%	0
2013	9.508647	11.574469	21.73%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.063713	11.131415	10.61%	0
2013	8.030161	10.063713	25.32%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.766958	19.537233	32.30%	0
2013	18.385921	14.766958	-19.68%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.494456	22.644393	22.44%	0
2013	13.273473	18.494456	39.33%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.598103	25.642174	0.17%	0
2013	17.227944	25.598103	48.58%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.063530	0.817471	-23.14%	0
2013	1.929163	1.063530	-44.87%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.927122	2.897163	-26.23%	0
2013	3.467848	3.927122	13.24%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.289243	1.989189	-13.11%	0
2013	3.216979	2.289243	-28.84%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.325996	1.060064	-20.06%	0
2013	1.902269	1.325996	-30.29%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.057572	1.842690	-10.44%	0
2013	3.028492	2.057572	-32.06%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.630698	2.211054	-15.95%	0
2013	3.643793	2.630698	-27.80%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.681616	10.539605	-16.89%	0
2013	8.273997	12.681616	53.27%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.726217	26.112234	5.61%	0
2013	17.671673	24.726217	39.92%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.926144	32.911518	9.98%	0
2013	20.274220	29.926144	47.61%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.969724	29.480386	34.19%	0
2013	12.407630	21.969724	77.07%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.454295	25.910318	15.39%	0
2013	16.976716	22.454295	32.27%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.578437	18.150765	16.51%	0
2013	10.642076	15.578437	46.39%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.696916	9.498431	-18.80%	0
2013	22.089338	11.696916	-47.05%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.362534	21.831518	18.89%	0
2013	17.980409	18.362534	2.13%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.793178	24.332723	6.75%	0
2013	17.083445	22.793178	33.42%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.264811	24.862354	2.46%	0
2013	15.575367	24.264811	55.79%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.603572	17.885471	22.47%	0
2013	8.809949	14.603572	65.76%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.359541	19.174079	10.45%	0
2013	12.502661	17.359541	38.85%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.676312	19.267538	9.00%	0
2013	12.385063	17.676312	42.72%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.404285	22.637617	-3.28%	0
2013	17.770118	23.404285	31.71%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.178088	19.060781	4.86%	0
2013	13.623796	18.178088	33.43%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.923820	19.575029	-1.75%	0
2013	14.350768	19.923820	38.83%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.486001	17.405468	-0.46%	0
2013	12.460629	17.486001	40.33%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.246242	6.336460	20.78%	0
2013	5.503065	5.246242	-4.67%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.908016	18.315772	8.33%	0
2013	12.710376	16.908016	33.03%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.449528	8.518775	0.82%	0
2013	7.321406	8.449528	15.41%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.237361	28.036423	20.65%	0
2013	15.700341	23.237361	48.01%	0

Additional Contract Options Elected Total - 1.75%
Variable account charges of the daily net assets of the variable account - 1.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.882723	15.555033	20.74%	0
2013	11.539689	12.882723	11.64%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.678821	7.425426	-23.28%	0
2013	10.136601	9.678821	-4.52%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.047915	10.007763	-0.40%	0
2013*	10.000000	10.047915	0.48%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.677390	10.793746	1.09%	0
2013	11.910534	10.677390	-10.35%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.578817	5.79%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.645807	11.908326	11.86%	0
2013	10.557367	10.645807	0.84%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.256671	11.280437	0.21%	0
2013	9.897899	11.256671	13.73%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.461279	6.724936	-20.52%	0
2013	7.791259	8.461279	8.60%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.842862	9.567478	-2.80%	0
2013	9.536599	9.842862	3.21%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.508128	12.104432	5.18%	9,957
2013	10.078896	11.508128	14.18%	2,709
2012	9.053152	10.078896	11.33%	233,182
2011*	10.000000	9.053152	-9.47%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.361816	11.387272	9.90%	3,948
2013*	10.000000	10.361816	3.62%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.048919	10.193662	1.44%	53,289
2013	11.181248	10.048919	-10.13%	39,740
2012	10.603532	11.181248	5.45%	18,790
2011*	10.000000	10.603532	6.04%	27,826
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	17.016929	18.800070	10.48%	36,221
2013	12.758416	17.016929	33.38%	9,573
2012	11.323335	12.758416	12.67%	431
2011	11.182658	11.323335	1.26%	0
2010	9.976163	11.182658	12.09%	30
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.657799	20.718530	11.04%	10,005
2013	14.423528	18.657799	29.36%	11,083
2012	12.819933	14.423528	12.51%	7,164
2011	12.923337	12.819933	-0.80%	11,648
2010	11.602633	12.923337	11.38%	4,693
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.448083	11.453678	0.05%	2,695
2013*	10.000000	11.448083	14.48%	2,124
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.151960	12.163792	0.10%	142,133
2013	10.815518	12.151960	12.36%	61,691
2012	10.015961	10.815518	7.98%	37,342
2011	10.584465	10.015961	-5.37%	15,163
2010*	10.000000	10.584465	5.84%	12,829
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.577289	6.989953	-18.51%	3,538
2013	9.734378	8.577289	-11.89%	2,750
2012	10.125395	9.734378	-3.86%	662
2011	11.803992	10.125395	-14.22%	14,735
2010*	10.000000	11.803992	18.04%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.142824	-8.57%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.309527	13.10%	394
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.672498	10.469299	-1.90%	3,066
2013	10.455459	10.672498	2.08%	3,703
2012*	10.000000	10.455459	4.55%	17,119
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.852666	8.53%	220
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.317061	11.728863	3.64%	18,436
2013	9.991804	11.317061	13.26%	11,449
2012	9.066105	9.991804	10.21%	6,001
2011*	10.000000	9.066105	-9.34%	1,072
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.820943	13.958700	1.00%	13,775
2013	11.371172	13.820943	21.54%	13,775
2012	10.040580	11.371172	13.25%	11,870
2011	10.384375	10.040580	-3.31%	11,870
2010*	10.000000	10.384375	3.84%	6,353
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.516874	10.804272	2.73%	65,407
2013*	10.000000	10.516874	5.17%	9,055
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.388604	11.822028	3.81%	10,634
2013*	10.000000	11.388604	13.89%	9,998
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.258928	10.471750	2.07%	0
2013*	10.000000	10.258928	2.59%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.921057	12.112874	1.61%	25,132
2013	9.834792	11.921057	21.21%	28,517
2012	8.808175	9.834792	11.66%	13,173
2011	9.675701	8.808175	-8.97%	15,630
2010	8.557699	9.675701	13.06%	16,908
2009	6.251178	8.557699	36.90%	0
2008	11.185926	6.251178	-44.12%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	11.010218	11.114729	0.95%	13,317
2013	9.441844	11.010218	16.61%	12,470
2012	8.553312	9.441844	10.39%	7,451
2011	9.092627	8.553312	-5.93%	10,776
2010	8.139938	9.092627	11.70%	10,595
2009	6.104158	8.139938	33.35%	0
2008	10.742904	6.104158	-43.18%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.847755	10.844239	-0.03%	29,100
2013	10.027244	10.847755	8.18%	28,200
2012	9.217164	10.027244	8.79%	17,774
2011	9.411820	9.217164	-2.07%	9,478
2010	8.635533	9.411820	8.99%	7,065
2009	7.173815	8.635533	20.38%	0
2008	10.447306	7.173815	-31.33%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.841381	7.530090	10.07%	19,416
2013	6.790955	6.841381	0.74%	8,396
2012	7.788426	6.790955	-12.81%	3,701
2011	8.679723	7.788426	-10.27%	5,766
2010	9.162795	8.679723	-5.27%	30,201
2009	9.720970	9.162795	-5.74%	18,460
2008*	10.000000	9.720970	-2.79%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.496567	13.624041	0.94%	8,942
2013	11.701128	13.496567	15.34%	4,548
2012	11.410515	11.701128	2.55%	761
2011	12.435319	11.410515	-8.24%	1,869
2010	11.386805	12.435319	9.21%	651
2009	9.109231	11.386805	25.00%	363
2008	15.652850	9.109231	-41.80%	363
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.641275	8.881138	2.78%	17,245
2013	8.656557	8.641275	-0.18%	11,240
2012	8.623736	8.656557	0.38%	20,819
2011	8.494224	8.623736	1.52%	3,148
2010	8.146279	8.494224	4.27%	3,148
2009	8.577299	8.146279	-5.03%	2,997
2008	10.746444	8.577299	-20.18%	2,997
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.128381	10.182891	0.54%	26,665
2013*	10.000000	10.128381	1.28%	8,065

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.054828	10.401980	3.45%	4,603
2013*	10.000000	10.054828	0.55%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.999749	10.380481	3.81%	28,588
2013*	10.000000	9.999749	0.00%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.635307	12.684820	-6.97%	74,350
2013	11.096411	13.635307	22.88%	39,495
2012	9.481990	11.096411	17.03%	445,424
2011	10.405277	9.481990	-8.87%	19,850
2010*	10.000000	10.405277	4.05%	18,052
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.809448	9.186139	-6.35%	14,763
2013*	10.000000	9.809448	-1.91%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.983928	9.656212	-3.28%	9,612
2013*	10.000000	9.983928	-0.16%	28,915
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.792942	11.048843	2.37%	10,604
2013	10.125768	10.792942	6.59%	10,517
2012	9.437512	10.125768	7.29%	985
2011*	10.000000	9.437512	-5.62%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.774023	12.838766	9.04%	4,737
2013*	10.000000	11.774023	17.74%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.787439	13.183925	3.10%	58,466
2013	10.562336	12.787439	21.07%	44,720
2012	9.295446	10.562336	13.63%	7,927
2011*	10.000000	9.295446	-7.05%	2,597
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.810607	-1.89%	1,509
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.199763	2.00%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.754577	11.904124	1.27%	2,823
2013*	10.000000	11.754577	17.55%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.490015	11.492944	0.03%	1,658
2013*	10.000000	11.490015	14.90%	2,447
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.275614	14.649039	2.62%	733
2013	11.227757	14.275614	27.15%	4,465
2012	9.843908	11.227757	14.06%	0
2011	10.706957	9.843908	-8.06%	2,590
2010*	10.000000	10.706957	7.07%	2,590
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.415824	12.716296	2.42%	26,112
2013	11.027097	12.415824	12.59%	10,841
2012	10.111298	11.027097	9.06%	931
2011	10.436632	10.111298	-3.12%	1,231
2010*	10.000000	10.436632	4.37%	1,231
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.297470	13.671514	2.81%	61,226
2013	11.168354	13.297470	19.06%	51,625
2012	10.008151	11.168354	11.59%	10,551
2011	10.555145	10.008151	-5.18%	3,736
2010*	10.000000	10.555145	5.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.106253	11.270232	1.48%	33,625
2013	10.778161	11.106253	3.04%	18,584
2012	10.210555	10.778161	5.56%	40,147
2011	10.252622	10.210555	-0.41%	11,524
2010*	10.000000	10.252622	2.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.274244	10.317343	0.42%	258
2013*	10.000000	10.274244	2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.346222	10.262943	-0.80%	4,075
2013*	10.000000	10.346222	3.46%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.842254	13.187433	2.69%	50,102
2013	11.101096	12.842254	15.68%	38,300
2012	10.060559	11.101096	10.34%	12,788
2011	10.489270	10.060559	-4.09%	13,352
2010*	10.000000	10.489270	4.89%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.652780	14.018621	2.68%	41,854
2013	11.187095	13.652780	22.04%	31,952
2012	9.942442	11.187095	12.52%	7,047
2011	10.620474	9.942442	-6.38%	12,968
2010*	10.000000	10.620474	6.20%	5,609
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.992995	12.257894	2.21%	30,418
2013	10.978933	11.992995	9.24%	18,961
2012	10.160184	10.978933	8.06%	8,316
2011	10.374062	10.160184	-2.06%	7,516
2010*	10.000000	10.374062	3.74%	2,136
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.347534	10.657313	2.99%	47,761
2013	10.757618	10.347534	-3.81%	12,235
2012	10.227315	10.757618	5.19%	57,121
2011*	10.000000	10.227315	2.27%	7,488
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.623829	-3.76%	16,066
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.711336	-2.89%	8,075
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.205841	2.06%	2,670
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.130596	1.31%	3,661
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.317484	3.17%	32,266
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.220979	2.21%	6,197
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.297552	2.98%	4,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.125460	1.25%	5,527
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.253472	10.316176	0.61%	1,381
2013*	10.000000	10.253472	2.53%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.318275	10.308210	-0.10%	3,119
2013*	10.000000	10.318275	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.285014	2.85%	3,925
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.288376	2.88%	5,188
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.216166	2.16%	584
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.289981	9.122764	-1.80%	1,533,260
2013	9.460266	9.289981	-1.80%	1,506,284
2012	9.634149	9.460266	-1.80%	734,577
2011	9.810244	9.634149	-1.80%	400,451
2010	9.990052	9.810244	-1.80%	350,131
2009*	10.000000	9.990052	-0.10%	132,352
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.546883	9.739138	2.01%	10,077
2013*	10.000000	9.546883	-4.53%	4,859
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.305563	12.889375	-3.13%	4,172
2013	11.190687	13.305563	18.90%	6,295
2012	9.865173	11.190687	13.44%	485
2011	11.115389	9.865173	-11.25%	487
2010*	10.000000	11.115389	11.15%	217
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.978761	-10.21%	23,600
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.361510	16.615888	8.17%	68,672
2013	11.637899	15.361510	32.00%	35,216
2012	10.204650	11.637899	14.05%	39,907
2011	10.738428	10.204650	-4.97%	0
2010*	10.000000	10.738428	7.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.454236	15.647996	8.26%	78,622
2013	10.900786	14.454236	32.60%	49,608
2012	9.440350	10.900786	15.47%	28,365
2011	10.236727	9.440350	-7.78%	0
2010*	10.000000	10.236727	2.37%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.095940	16.394144	1.85%	42,018
2013	11.825492	16.095940	36.11%	19,720
2012	10.504443	11.825492	12.58%	18,497
2011	11.194910	10.504443	-6.17%	66
2010*	10.000000	11.194910	11.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.696161	18.037057	14.91%	25,044
2013	11.780675	15.696161	33.24%	13,958
2012	10.311603	11.780675	14.25%	4,698
2011	10.749783	10.311603	-4.08%	0
2010*	10.000000	10.749783	7.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	11.003151	10.03%	42,791
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.709484	7.09%	40,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.390403	3.90%	3,965
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.854074	8.54%	249
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.289021	11.731332	26.29%	23,366
2013*	10.000000	9.289021	-7.11%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.915603	9.785217	-1.31%	72,794
2013	10.086724	9.915603	-1.70%	23,924
2012	9.922460	10.086724	1.66%	168,087
2011*	10.000000	9.922460	-0.78%	2,330
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.126567	9.914847	-2.09%	263
2013*	10.000000	10.126567	1.27%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.632305	9.591543	-0.42%	155,065
2013*	10.000000	9.632305	-3.68%	112,233
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.799312	10.348487	5.60%	9,064
2013	9.602741	9.799312	2.05%	5,938
2012*	10.000000	9.602741	-3.97%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.464509	10.165563	-2.86%	64,411
2013	10.187441	10.464509	2.72%	175,742
2012*	10.000000	10.187441	1.87%	122,017
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.390946	11.415878	0.22%	27,579
2013*	10.000000	11.390946	13.91%	11,148
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.532457	10.389918	-1.35%	29,022
2013	10.713807	10.532457	-1.69%	57,204
2012	9.503460	10.713807	12.74%	271,159
2011*	10.000000	9.503460	-4.97%	14,608
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.586998	7.661346	-20.09%	2,680
2013	11.447268	9.586998	-16.25%	9,870
2012	11.089376	11.447268	3.23%	5,678
2011	12.213579	11.089376	-9.20%	9,787
2010*	10.000000	12.213579	22.14%	8,349
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.632308	11.583372	-0.42%	5,328
2013	12.742817	11.632308	-8.71%	3,855
2012	11.019221	12.742817	15.64%	18,564
2011	10.564531	11.019221	4.30%	24,812
2010*	10.000000	10.564531	5.65%	12,056
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.956915	10.792076	-1.50%	4,089
2013	11.941978	10.956915	-8.25%	4,644
2012	11.556774	11.941978	3.33%	2,446
2011	10.854490	11.556774	6.47%	5,444
2010*	10.000000	10.854490	8.54%	1,139
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.788146	10.822632	0.32%	26,545
2013	12.015145	10.788146	-10.21%	12,669
2012	11.450180	12.015145	4.93%	878
2011	10.850505	11.450180	5.53%	3,512
2010*	10.000000	10.850505	8.51%	7,502
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.447866	12.618974	1.37%	47,197
2013	12.000447	12.447866	3.73%	50,534
2012	10.701890	12.000447	12.13%	68,127
2011	10.556153	10.701890	1.38%	118,332
2010*	10.000000	10.556153	5.56%	1,046

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.960413	9.854312	-1.07%	17,716
2013	10.166600	9.960413	-2.03%	20,317
2012	9.790483	10.166600	3.84%	30,299
2011*	10.000000	9.790483	-2.10%	18,711
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.311521	10.547913	2.29%	44,130
2013	10.720627	10.311521	-3.82%	36,809
2012	9.970403	10.720627	7.52%	89,781
2011*	10.000000	9.970403	-0.30%	23,269
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.925587	10.033807	1.09%	5,060
2013*	10.000000	9.925587	-0.74%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.820357	7.552925	-14.37%	1,837
2013	9.183246	8.820357	-3.95%	1,837
2012	8.375464	9.183246	9.64%	1,837
2011	11.165573	8.375464	-24.99%	2,367
2010*	10.000000	11.165573	11.66%	2,849
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.943857	12.673223	-2.09%	1,503
2013	11.789322	12.943857	9.79%	6,021
2012	10.377238	11.789322	13.61%	6,780
2011	10.785987	10.377238	-3.79%	12,104
2010*	10.000000	10.785987	7.86%	38,573
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.256973	13.322862	0.50%	11,823
2013	12.270628	13.256973	8.04%	129,326
2012	10.949441	12.270628	12.07%	149,855
2011	10.851809	10.949441	0.90%	4,327
2010*	10.000000	10.851809	8.52%	65,039
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.171836	9.832031	-3.34%	335
2013	9.009374	10.171836	12.90%	335
2012	7.945214	9.009374	13.39%	8,078
2011	11.082605	7.945214	-28.31%	0
2010*	10.000000	11.082605	10.83%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.765794	13.836848	8.39%	101
2013	9.740828	12.765794	31.05%	298
2012	7.435821	9.740828	31.00%	4,686
2011*	10.000000	7.435821	-25.64%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.531685	9.517920	-0.14%	18,382
2013	8.195715	9.531685	16.30%	21,730
2012	7.693432	8.195715	6.53%	4,820
2011*	10.000000	7.693432	-23.07%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.727836	3.981205	-15.79%	57,370
2013	6.554957	4.727836	-27.87%	5,741
2012	8.003760	6.554957	-18.10%	2,330
2011	8.944871	8.003760	-10.52%	1,210
2010*	10.000000	8.944871	-10.55%	152,952
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.301760	27.136897	27.39%	12,904
2013	12.879797	21.301760	65.39%	27,293
2012	9.321723	12.879797	38.17%	9,234
2011*	10.000000	9.321723	-6.78%	542
ProFunds - ProFund VP Bull - Q/NQ
2014	14.464719	15.833380	9.46%	84,919
2013	11.351878	14.464719	27.42%	42,401
2012	10.150612	11.351878	11.83%	44,047
2011	10.336204	10.150612	-1.80%	109,096
2010*	10.000000	10.336204	3.36%	3,788
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.530083	14.645413	8.24%	8,725
2013	10.726206	13.530083	26.14%	19,785
2012	9.853237	10.726206	8.86%	10,849
2011*	10.000000	9.853237	-1.47%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.816696	17.467425	10.44%	48,255
2013	11.515396	15.816696	37.35%	37,045
2012	9.604337	11.515396	19.90%	1,856
2011*	10.000000	9.604337	-3.96%	5,840
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.322926	7.893514	-5.16%	9,866
2013	9.057237	8.322926	-8.11%	11,836
2012	8.655014	9.057237	4.65%	15,867
2011	10.976213	8.655014	-21.15%	5,651
2010*	10.000000	10.976213	9.76%	5,243
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.924225	11.594062	-10.29%	10,962
2013	10.820059	12.924225	19.45%	19,329
2012	9.450426	10.820059	14.49%	7,019
2011	10.561855	9.450426	-10.52%	78
2010*	10.000000	10.561855	5.62%	226

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.101162	14.527195	10.88%	35,009
2013	10.101043	13.101162	29.70%	12,904
2012	8.247002	10.101043	22.48%	8,517
2011*	10.000000	8.247002	-17.53%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.141575	18.392919	21.47%	63,890
2013	11.032654	15.141575	37.24%	33,860
2012	9.569659	11.032654	15.29%	19,013
2011*	10.000000	9.569659	-4.30%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.428982	13.922754	3.68%	6,107
2013	9.895924	13.428982	35.70%	54,229
2012	8.702679	9.895924	13.71%	12,011
2011*	10.000000	8.702679	-12.97%	6,733
ProFunds - ProFund VP International - Q/NQ
2014	12.165113	10.977496	-9.76%	10,199
2013	10.367165	12.165113	17.34%	3,802
2012	9.106598	10.367165	13.84%	16,406
2011	10.825634	9.106598	-15.88%	5,691
2010*	10.000000	10.825634	8.26%	4,347
ProFunds - ProFund VP Internet - Q/NQ
2014	14.769360	14.666169	-0.70%	0
2013	9.913583	14.769360	48.98%	3,360
2012	8.429635	9.913583	17.60%	4,202
2011*	10.000000	8.429635	-15.70%	575
ProFunds - ProFund VP Japan - Q/NQ
2014	12.505725	12.676814	1.37%	2,985
2013	8.590904	12.505725	45.57%	4,863
2012	7.115683	8.590904	20.73%	3,955
2011	8.895040	7.115683	-20.00%	10,387
2010*	10.000000	8.895040	-11.05%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.103313	18.502722	14.90%	104,085
2013	12.212582	16.103313	31.86%	44,888
2012	10.700092	12.212582	14.14%	15,890
2011	10.739522	10.700092	-0.37%	4,667
2010*	10.000000	10.739522	7.40%	2,858
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.638888	11.937757	-12.47%	40,833
2013	11.194235	13.638888	21.84%	13,025
2012	11.078932	11.194235	1.04%	914
2011	11.033756	11.078932	0.41%	3,291
2010*	10.000000	11.033756	10.34%	3,434

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.708534	17.240133	17.21%	10,305
2013	11.379153	14.708534	29.26%	30,043
2012	10.360033	11.379153	9.84%	1,353
2011*	10.000000	10.360033	3.60%	6,814
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.221207	3.155846	-25.24%	14,988
2013	6.927246	4.221207	-39.06%	17,960
2012	8.255465	6.927246	-16.09%	17,950
2011*	10.000000	8.255465	-17.45%	46,880
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.454668	12.834960	22.77%	21,674
2013	10.636505	10.454668	-1.71%	1,012
2012	9.244366	10.636505	15.06%	975
2011*	10.000000	9.244366	-7.56%	52
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.629944	3.855650	-31.52%	29,172
2013	4.922102	5.629944	14.38%	42,646
2012	5.386119	4.922102	-8.62%	24,786
2011	8.775745	5.386119	-38.62%	26,655
2010*	10.000000	8.775745	-12.24%	24,635
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.831708	14.309654	32.11%	13,934
2013	8.263795	10.831708	31.07%	0
2012	8.781805	8.263795	-5.90%	0
2011*	10.000000	8.781805	-12.18%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.551341	7.198206	-4.68%	0
2013	7.707500	7.551341	-2.03%	0
2012	9.026642	7.707500	-14.61%	0
2011	8.306162	9.026642	8.67%	1,320
2010*	10.000000	8.306162	-16.94%	439
ProFunds - ProFund VP Short International - Q/NQ
2014	5.173917	5.223031	0.95%	0
2013	6.670019	5.173917	-22.43%	0
2012	8.507367	6.670019	-21.60%	0
2011	8.509496	8.507367	-0.03%	5,403
2010*	10.000000	8.509496	-14.91%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.201379	3.326071	-20.83%	0
2013	6.060462	4.201379	-30.68%	6,085
2012	7.600459	6.060462	-20.26%	10,894
2011	8.645138	7.600459	-12.08%	2,925
2010*	10.000000	8.645138	-13.55%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.311078	14.279575	15.99%	44,036
2013	10.013913	12.311078	22.94%	66,885
2012	9.244941	10.013913	8.32%	33,094
2011*	10.000000	9.244941	-7.55%	6,539
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.945166	11.796513	-1.24%	441
2013	10.854099	11.945166	10.05%	441
2012	9.486502	10.854099	14.42%	0
2011*	10.000000	9.486502	-5.13%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.654128	15.609312	33.94%	0
2013	14.671730	11.654128	-20.57%	3,219
2012	14.797393	14.671730	-0.85%	3,560
2011	10.499436	14.797393	40.94%	18,933
2010*	10.000000	10.499436	4.99%	536
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.420451	33.909617	33.40%	1,325
2013	14.457903	25.420451	75.82%	18,980
2012	11.007875	14.457903	31.34%	284
2011	11.344742	11.007875	-2.97%	7,138
2010*	10.000000	11.344742	13.45%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.803824	1.138012	-36.91%	0
2013	3.576220	1.803824	-49.56%	0
2012	5.622410	3.576220	-36.39%	6,863
2011	7.356792	5.622410	-23.58%	0
2010*	10.000000	7.356792	-26.43%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.795540	14.581556	23.62%	10,504
2013	10.600473	11.795540	11.27%	10,222
2012	10.779998	10.600473	-1.67%	6,316
2011*	10.000000	10.779998	7.80%	11,548
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.841231	7.963336	1.56%	2,344
2013	6.181048	7.841231	26.86%	268
2012	5.067398	6.181048	21.98%	17,651
2011	6.635220	5.067398	-23.63%	268
2010	5.977415	6.635220	11.00%	255
2009	6.303600	5.977415	-5.17%	0
2008	10.911054	6.303600	-42.23%	236

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.266290	20.504178	-3.58%	3,439
2013	21.388921	21.266290	-0.57%	4,168
2012	19.672313	21.388921	8.73%	5,376
2011	23.979330	19.672313	-17.96%	3,591
2010	19.276682	23.979330	24.40%	8,280
2009	12.627252	19.276682	52.66%	3,085
2008	23.551180	12.627252	-46.38%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.582594	28.123778	30.31%	14,016
2013	14.252600	21.582594	51.43%	12,017
2012	10.673714	14.252600	33.53%	7,879
2011	9.828078	10.673714	8.60%	6,969
2010	9.040635	9.828078	8.71%	625
2009	7.779587	9.040635	16.21%	0
2008	8.979837	7.779587	-13.37%	390
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.494539	2.912472	-35.20%	32,785
2013	4.728790	4.494539	-4.95%	22,751
2012	4.884454	4.728790	-3.19%	14,822
2011	5.327785	4.884454	-8.32%	23,562
2010	5.022127	5.327785	6.09%	42,044
2009	4.584209	5.022127	9.55%	7,811
2008	9.158131	4.584209	-49.94%	1,555
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.480434	27.075283	10.60%	7,224
2013	19.437554	24.480434	25.94%	4,975
2012	18.152420	19.437554	7.08%	5,701
2011	16.248140	18.152420	11.72%	5,423
2010	14.107664	16.248140	15.17%	1,918
2009	12.060499	14.107664	16.97%	0
2008	16.031547	12.060499	-24.77%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.804125	19.274422	14.70%	19,848
2013	10.517500	16.804125	59.77%	16,869
2012	9.143110	10.517500	15.03%	30,297
2011	8.534690	9.143110	7.13%	59,295
2010	6.975900	8.534690	22.35%	13,465
2009	5.190182	6.975900	34.41%	211
2008	13.806127	5.190182	-62.41%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.657708	10.520054	21.51%	12,227
2013	6.528042	8.657708	32.62%	2,794
2012	6.578861	6.528042	-0.77%	2,794
2011	8.021900	6.578861	-17.99%	3,126
2010	7.456401	8.021900	7.58%	1,084
2009	4.418468	7.456401	68.76%	570
2008	9.019362	4.418468	-51.01%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.497698	20.375021	-20.09%	29,983
2013	21.029728	25.497698	21.25%	11,674
2012	20.913675	21.029728	0.55%	15,394
2011	22.619132	20.913675	-7.54%	17,133
2010	19.347175	22.619132	16.91%	10,671
2009	14.225216	19.347175	36.01%	1,564
2008	26.844310	14.225216	-47.01%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	28.678792	19.899152	-30.61%	32,416
2013	23.572989	28.678792	21.66%	12,152
2012	23.909652	23.572989	-1.41%	9,725
2011	26.841629	23.909652	-10.92%	10,324
2010	21.684883	26.841629	23.78%	6,211
2009	13.595905	21.684883	59.50%	1,081
2008	32.657428	13.595905	-58.37%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.502549	9.884462	-14.07%	35
2013	9.454378	11.502549	21.66%	6,316
2012	7.913922	9.454378	19.47%	3,045
2011	9.496252	7.913922	-16.66%	35
2010	10.838106	9.496252	-12.38%	314
2009	8.136202	10.838106	33.21%	2,528
2008	18.355883	8.136202	-55.68%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.001134	11.056572	10.55%	14,677
2013	7.984296	10.001134	25.26%	5,574
2012	6.627580	7.984296	20.47%	10,907
2011	7.932784	6.627580	-16.45%	744
2010	7.063505	7.932784	12.31%	2,975
2009	6.010140	7.063505	17.53%	5,091
2008	11.780600	6.010140	-48.98%	247

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.675203	19.405961	32.24%	15,179
2013	18.280965	14.675203	-19.72%	8,115
2012	18.073776	18.280965	1.15%	13,788
2011	13.007954	18.073776	38.94%	12,754
2010	12.030938	13.007954	8.12%	732
2009	17.896309	12.030938	-32.77%	28
2008	12.583708	17.896309	42.22%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.379567	22.492276	22.38%	19,172
2013	13.197721	18.379567	39.26%	25,887
2012	11.471203	13.197721	15.05%	11,140
2011	11.157959	11.471203	2.81%	12,856
2010	10.642054	11.157959	4.85%	10,352
2009	8.694184	10.642054	22.40%	1,722
2008	11.782750	8.694184	-26.21%	348
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.438971	25.469799	0.12%	1,223
2013	17.129556	25.438971	48.51%	4,265
2012	14.618967	17.129556	17.17%	579
2011	16.901684	14.618967	-13.51%	249
2010	14.250927	16.901684	18.60%	1,747
2009	8.749876	14.250927	62.87%	2,931
2008	16.164617	8.749876	-45.87%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.058306	0.813039	-23.18%	121,253
2013	1.920672	1.058306	-44.90%	176,225
2012	2.522434	1.920672	-23.86%	168
2011	3.522183	2.522434	-28.38%	6,974
2010	5.145446	3.522183	-31.55%	0
2009	9.467003	5.145446	-45.65%	143
2008	5.993800	9.467003	57.95%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.905846	2.880010	-26.26%	32,372
2013	3.450798	3.905846	13.19%	67,993
2012	3.746300	3.450798	-7.89%	18,023
2011	5.484203	3.746300	-31.69%	17,560
2010	6.405194	5.484203	-14.38%	18,415
2009	5.462283	6.405194	17.26%	1,042
2008	7.970404	5.462283	-31.47%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.277990	1.978396	-13.15%	7,333
2013	3.202814	2.277990	-28.88%	0
2012	3.995255	3.202814	-19.83%	255
2011	4.390321	3.995255	-9.00%	255
2010	5.984310	4.390321	-26.64%	0
2009	9.415820	5.984310	-36.44%	0
2008	7.133056	9.415820	32.00%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.317753	1.052949	-20.10%	14,751
2013	1.891406	1.317753	-30.33%	14,751
2012	2.367634	1.891406	-20.11%	14,751
2011	2.681083	2.367634	-11.69%	0
2010	3.467799	2.681083	-22.69%	1,916
2009	5.893437	3.467799	-41.16%	0
2008	4.054295	5.893437	45.36%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.047478	1.832716	-10.49%	8,180
2013	3.015174	2.047478	-32.09%	3,388
2012	3.751706	3.015174	-19.63%	20,246
2011	4.135139	3.751706	-9.27%	9,124
2010	5.818409	4.135139	-28.93%	27,460
2009	8.824720	5.818409	-34.07%	0
2008	7.206785	8.824720	22.45%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.614349	2.196191	-15.99%	45,373
2013	3.622990	2.614349	-27.84%	657
2012	4.444242	3.622990	-18.48%	20,429
2011	4.975481	4.444242	-10.68%	6,092
2010	6.101506	4.975481	-18.45%	522
2009	8.576132	6.101506	-28.85%	121
2008	6.271732	8.576132	36.74%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.602756	10.468731	-16.93%	52
2013	8.226736	12.602756	53.19%	5,411
2012	6.975516	8.226736	17.94%	10,699
2011	9.997086	6.975516	-30.22%	236
2010	8.796708	9.997086	13.65%	232
2009	7.243216	8.796708	21.45%	87
2008	11.005047	7.243216	-34.18%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.572583	25.936796	5.55%	2,671
2013	17.570806	24.572583	39.85%	2,071
2012	14.749008	17.570806	19.13%	2,076
2011	14.659437	14.749008	0.61%	438
2010	11.452628	14.659437	28.00%	491
2009	8.529970	11.452628	34.26%	0
2008	17.064034	8.529970	-50.01%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.740148	32.690313	9.92%	4,694
2013	20.158459	29.740148	47.53%	6,736
2012	16.511653	20.158459	22.09%	15,011
2011	18.195263	16.511653	-9.25%	10,863
2010	13.470091	18.195263	35.08%	8,470
2009	9.001004	13.470091	49.65%	0
2008	20.296016	9.001004	-55.65%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.833140	29.282202	34.12%	17,128
2013	12.336754	21.833140	76.98%	14,868
2012	9.366896	12.336754	31.71%	24,450
2011	9.603143	9.366896	-2.46%	17,474
2010	7.143089	9.603143	34.44%	11,303
2009	3.339644	7.143089	113.89%	607
2008	12.412582	3.339644	-73.09%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.314760	25.736208	15.33%	22,731
2013	16.879803	22.314760	32.20%	68,670
2012	14.721035	16.879803	14.66%	9,004
2011	14.672058	14.721035	0.33%	13,520
2010	12.609868	14.672058	16.35%	2,737
2009	8.447923	12.609868	49.27%	29
2008	14.810891	8.447923	-42.96%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.481607	18.028774	16.45%	4,280
2013	10.581319	15.481607	46.31%	75,712
2012	8.814773	10.581319	20.04%	23,353
2011	9.082046	8.814773	-2.94%	6,010
2010	7.709155	9.082046	17.81%	1,483
2009	5.793420	7.709155	33.07%	0
2008	12.959794	5.793420	-55.30%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.624180	9.434563	-18.84%	20,557
2013	21.963182	11.624180	-47.07%	14,988
2012	23.322491	21.963182	-5.83%	14,133
2011	31.314058	23.322491	-25.52%	12,996
2010	23.094059	31.314058	35.59%	22,974
2009	15.758339	23.094059	46.55%	2,365
2008	26.121675	15.758339	-39.67%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.248368	21.684743	18.83%	8,610
2013	17.877725	18.248368	2.07%	4,819
2012	15.384024	17.877725	16.21%	4,136
2011	15.318499	15.384024	0.43%	1,883
2010	12.492670	15.318499	22.62%	3,189
2009	10.155862	12.492670	23.01%	418
2008	17.722566	10.155862	-42.70%	355
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.651518	24.169185	6.70%	565
2013	16.985903	22.651518	33.35%	1,713
2012	14.813496	16.985903	14.67%	289
2011	14.325406	14.813496	3.41%	8,538
2010	11.657276	14.325406	22.89%	281
2009	8.230817	11.657276	41.63%	0
2008	12.500604	8.230817	-34.16%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	24.113995	24.695244	2.41%	15,186
2013	15.486433	24.113995	55.71%	15,160
2012	12.916107	15.486433	19.90%	8,840
2011	14.977563	12.916107	-13.76%	13,173
2010	11.064302	14.977563	35.37%	6,212
2009	8.451756	11.064302	30.91%	137
2008	17.698110	8.451756	-52.24%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.512714	17.765146	22.41%	32,836
2013	8.759598	14.512714	65.68%	40,533
2012	6.894367	8.759598	27.05%	23,871
2011	7.309123	6.894367	-5.67%	25,828
2010	5.932173	7.309123	23.21%	4,618
2009	4.127018	5.932173	43.74%	698
2008	13.128148	4.127018	-68.56%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.274400	19.070341	10.40%	137,034
2013	12.447669	17.274400	38.78%	37,332
2012	11.187322	12.447669	11.27%	8,730
2011	11.517302	11.187322	-2.87%	24,899
2010	9.380186	11.517302	22.78%	18,881
2009	6.487540	9.380186	44.59%	9,455
2008	10.979244	6.487540	-40.91%	1,546
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.589562	19.163214	8.95%	48,783
2013	12.330544	17.589562	42.65%	87,071
2012	10.273430	12.330544	20.02%	40,376
2011	10.803724	10.273430	-4.91%	57,839
2010	9.143865	10.803724	18.15%	12,599
2009	6.156145	9.143865	48.53%	9,628
2008	12.210207	6.156145	-49.58%	1,662
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.289439	22.515061	-3.33%	20,273
2013	17.691918	23.289439	31.64%	47,663
2012	15.524674	17.691918	13.96%	16,213
2011	15.913361	15.524674	-2.44%	13,105
2010	12.222694	15.913361	30.20%	35,971
2009	7.937091	12.222694	53.99%	7,877
2008	12.658352	7.937091	-37.30%	687
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.088879	18.957582	4.80%	19,238
2013	13.563835	18.088879	33.36%	50,303
2012	11.807249	13.563835	14.88%	22,511
2011	12.949271	11.807249	-8.82%	47,730
2010	10.976783	12.949271	17.97%	11,357
2009	7.199873	10.976783	52.46%	7,757
2008	13.007331	7.199873	-44.65%	654
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.826060	19.469060	-1.80%	10,956
2013	14.287614	19.826060	38.76%	46,620
2012	13.154646	14.287614	8.61%	3,333
2011	12.940375	13.154646	1.66%	8,394
2010	10.508278	12.940375	23.14%	39,603
2009	7.987518	10.508278	31.56%	425
2008	12.384461	7.987518	-35.50%	425

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.400216	17.311256	-0.51%	28,995
2013	12.405800	17.400216	40.26%	41,001
2012	10.494866	12.405800	18.21%	33,107
2011	11.801386	10.494866	-11.07%	26,828
2010	9.606379	11.801386	22.85%	21,836
2009	6.028611	9.606379	59.35%	561
2008	10.865860	6.028611	-44.52%	561
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.224271	6.306713	20.72%	8,086
2013	5.482822	5.224271	-4.72%	21,757
2012	5.957816	5.482822	-7.97%	471
2011	6.336723	5.957816	-5.98%	261
2010	6.757359	6.336723	-6.22%	1,069
2009	8.176204	6.757359	-17.35%	187
2008	7.887305	8.176204	3.66%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.802944	18.192686	8.27%	16,420
2013	12.637811	16.802944	32.96%	8,229
2012	11.492712	12.637811	9.96%	5,639
2011	12.888725	11.492712	-10.83%	4,498
2010	11.715042	12.888725	10.02%	4,807
2009	7.666756	11.715042	52.80%	443
2008	14.302609	7.666756	-46.40%	380
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.397036	8.461540	0.77%	2,635
2013	7.279624	8.397036	15.35%	2,635
2012	7.069811	7.279624	2.97%	2,635
2011	8.410478	7.069811	-15.94%	2,635
2010	7.479227	8.410478	12.45%	0
2009	5.918639	7.479227	26.37%	0
2008	11.026461	5.918639	-46.32%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	23.092916	27.847980	20.59%	14,503
2013	15.610685	23.092916	47.93%	13,743
2012	13.520081	15.610685	15.46%	7,239
2011	15.489826	13.520081	-12.72%	1,025
2010	12.706923	15.489826	21.90%	1,277
2009	11.023424	12.706923	15.27%	0
2008	15.019595	11.023424	-26.61%	0

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.802671	15.450512	20.68%	10,089
2013	11.473816	12.802671	11.58%	4,515
2012	11.555507	11.473816	-0.71%	2,601
2011	10.118644	11.555507	14.20%	11,176
2010	9.640583	10.118644	4.96%	4,301
2009	8.627044	9.640583	11.75%	1,046
2008	12.474713	8.627044	-30.84%	1,198
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.638280	7.390554	-23.32%	2,175
2013	10.099275	9.638280	-4.56%	157
2012	10.205086	10.099275	-1.04%	157
2011	10.789208	10.205086	-5.41%	0
2010	11.639757	10.789208	-7.31%	9,328
2009	11.118663	11.639757	4.69%	0
2008	12.901311	11.118663	-13.82%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.047213	10.001968	-0.45%	1,900
2013*	10.000000	10.047213	0.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.662891	10.773601	1.04%	18,105
2013	11.900433	10.662891	-10.40%	12,095
2012	10.281204	11.900433	15.75%	1,920
2011*	10.000000	10.281204	2.81%	2,161
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.575224	5.75%	12,647
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.631373	11.886133	11.80%	8,485
2013	10.548424	10.631373	0.79%	3,931
2012	8.266727	10.548424	27.60%	5,331
2011*	10.000000	8.266727	-17.33%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.241427	11.259417	0.16%	12,143
2013	9.889520	11.241427	13.67%	11,563
2012	8.857965	9.889520	11.65%	542
2011*	10.000000	8.857965	-11.42%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.449793	6.712378	-20.56%	29,374
2013	7.784642	8.449793	8.54%	16,716
2012	7.668054	7.784642	1.52%	1,423
2011*	10.000000	7.668054	-23.32%	7,534

Additional Contract Options Elected Total - 1.80%
Variable account charges of the daily net assets of the variable account - 1.80%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.829513	9.549647	-2.85%	15,244
2013	9.528519	9.829513	3.16%	14,517
2012	9.576097	9.528519	-0.50%	10,490
2011*	10.000000	9.576097	-4.24%	159

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.492526	12.081868	5.13%	0
2013	10.070354	11.492526	14.12%	0
2012	9.050100	10.070354	11.27%	0
2011*	10.000000	9.050100	-9.50%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.361090	11.380677	9.84%	6,570
2013*	10.000000	10.361090	3.61%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.035287	10.174652	1.39%	34,508
2013	11.171765	10.035287	-10.17%	55
2012	10.599953	11.171765	5.39%	1,966
2011*	10.000000	10.599953	6.00%	459
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.916108	18.679159	10.42%	6,148
2013	12.689275	16.916108	33.31%	85
2012	11.267719	12.689275	12.62%	104
2011	11.133396	11.267719	1.21%	0
2010	9.937279	11.133396	12.04%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.547212	20.585234	10.99%	509
2013	14.345336	18.547212	29.29%	0
2012	12.756937	14.345336	12.45%	0
2011	12.866378	12.756937	-0.85%	0
2010	11.557378	12.866378	11.33%	12,128
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.444192	11.443950	0.00%	6,071
2013*	10.000000	11.444192	14.44%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.129332	12.134958	0.05%	22,917
2013	10.800870	12.129332	12.30%	1,261
2012	10.007492	10.800870	7.93%	0
2011	10.580890	10.007492	-5.42%	5,877
2010*	10.000000	10.580890	5.81%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.561310	6.973378	-18.55%	693
2013	9.721192	8.561310	-11.93%	63
2012	10.116843	9.721192	-3.91%	76
2011	11.800014	10.116843	-14.26%	0
2010*	10.000000	11.800014	18.00%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.139708	-8.60%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.305687	13.06%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.663444	10.455091	-1.95%	741
2013	10.451914	10.663444	2.02%	0
2012*	10.000000	10.451914	4.52%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.848962	8.49%	457
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.301725	11.706995	3.59%	0
2013	9.983340	11.301725	13.21%	0
2012	9.063050	9.983340	10.15%	728
2011*	10.000000	9.063050	-9.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.795195	13.925593	0.95%	410
2013	11.355771	13.795195	21.48%	418
2012	10.032093	11.355771	13.19%	94
2011	10.380882	10.032093	-3.36%	0
2010*	10.000000	10.380882	3.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.513290	10.795088	2.68%	23,240
2013*	10.000000	10.513290	5.13%	925
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.384726	11.811977	3.75%	2,676
2013*	10.000000	11.384726	13.85%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.258216	10.465680	2.02%	0
2013*	10.000000	10.258216	2.58%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.878177	12.063156	1.56%	0
2013	9.804397	11.878177	21.15%	0
2012	8.785442	9.804397	11.60%	0
2011	9.655636	8.785442	-9.01%	0
2010	8.544298	9.655636	13.01%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.972875	11.071388	0.90%	0
2013	9.414602	10.972875	16.55%	0
2012	8.532986	9.414602	10.33%	0
2011	9.075640	8.532986	-5.98%	0
2010	8.128865	9.075640	11.65%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.808753	10.799735	-0.08%	0
2013	9.996275	10.808753	8.13%	0
2012	9.193387	9.996275	8.73%	28,130
2011	9.392316	9.193387	-2.12%	0
2010	8.622026	9.392316	8.93%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.823809	7.506923	10.01%	11,138
2013	6.776968	6.823809	0.69%	4,939
2012	7.776357	6.776968	-12.85%	0
2011	8.670672	7.776357	-10.31%	0
2010	9.157891	8.670672	-5.32%	2,737
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.416584	13.536404	0.89%	673
2013	11.637712	13.416584	15.29%	700
2012	11.354478	11.637712	2.49%	115
2011	12.380531	11.354478	-8.29%	0
2010	11.342408	12.380531	9.15%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.605751	8.840113	2.72%	3,341
2013	8.625352	8.605751	-0.23%	0
2012	8.597044	8.625352	0.33%	2,157
2011	8.472244	8.597044	1.47%	5,662
2010	8.129345	8.472244	4.22%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.124945	10.174249	0.49%	18,541
2013*	10.000000	10.124945	1.25%	292
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.054124	10.395956	3.40%	0
2013*	10.000000	10.054124	0.54%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.999052	10.374472	3.75%	4,019
2013*	10.000000	9.999052	-0.01%	374
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.609915	12.654738	-7.02%	12,348
2013	11.081382	13.609915	22.82%	20,479
2012	9.473978	11.081382	16.97%	6,474
2011	10.401772	9.473978	-8.92%	1,764
2010*	10.000000	10.401772	4.02%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.806114	9.178344	-6.40%	10,070
2013*	10.000000	9.806114	-1.94%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.980530	9.648012	-3.33%	15,040
2013*	10.000000	9.980530	-0.19%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.778309	11.028242	2.32%	4,554
2013	10.117183	10.778309	6.53%	411
2012	9.434323	10.117183	7.24%	61
2011*	10.000000	9.434323	-5.66%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.770022	12.827859	8.99%	0
2013*	10.000000	11.770022	17.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.770085	13.159331	3.05%	27,961
2013	10.553373	12.770085	21.00%	880
2012	9.292312	10.553373	13.57%	124
2011*	10.000000	9.292312	-7.08%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.807177	-1.93%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.196288	1.96%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.748826	11.892240	1.22%	0
2013*	10.000000	11.748826	17.49%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.484404	11.481471	-0.03%	260
2013*	10.000000	11.484404	14.84%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.249019	14.614312	2.56%	0
2013	11.212550	14.249019	27.08%	1,685
2012	9.835595	11.212550	14.00%	0
2011	10.703357	9.835595	-8.11%	0
2010*	10.000000	10.703357	7.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.392708	12.686160	2.37%	34,347
2013	11.012168	12.392708	12.54%	0
2012	10.102760	11.012168	9.00%	0
2011	10.433114	10.102760	-3.17%	0
2010*	10.000000	10.433114	4.33%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.272702	13.639095	2.76%	88,255
2013	11.153226	13.272702	19.00%	0
2012	9.999699	11.153226	11.54%	0
2011	10.551582	9.999699	-5.23%	0
2010*	10.000000	10.551582	5.52%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.085572	11.243514	1.42%	23,381
2013	10.763574	11.085572	2.99%	0
2012	10.201930	10.763574	5.51%	0
2011	10.249159	10.201930	-0.46%	0
2010*	10.000000	10.249159	2.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.273529	10.311362	0.37%	1,704
2013*	10.000000	10.273529	2.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.345499	10.257012	-0.86%	0
2013*	10.000000	10.345499	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.818347	13.156174	2.64%	20,890
2013	11.086066	12.818347	15.63%	2,947
2012	10.052061	11.086066	10.29%	141
2011	10.485738	10.052061	-4.14%	0
2010*	10.000000	10.485738	4.86%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.627370	13.985410	2.63%	0
2013	11.171956	13.627370	21.98%	0
2012	9.934040	11.171956	12.46%	0
2011	10.616896	9.934040	-6.43%	0
2010*	10.000000	10.616896	6.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.970662	12.228833	2.16%	16,183
2013	10.964058	11.970662	9.18%	0
2012	10.151595	10.964058	8.00%	0
2011	10.370562	10.151595	-2.11%	0
2010*	10.000000	10.370562	3.71%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.333510	10.637441	2.94%	15,318
2013	10.748506	10.333510	-3.86%	77
2012	10.223871	10.748506	5.13%	7,577
2011*	10.000000	10.223871	2.24%	196
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.620477	-3.80%	2,178

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.708028	-2.92%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.202364	2.02%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.127062	1.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.313888	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.217417	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.293959	2.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.121927	1.22%	2,671
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.252757	10.310201	0.56%	0
2013*	10.000000	10.252757	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.317557	10.302229	-0.15%	4,819
2013*	10.000000	10.317557	3.18%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.281436	2.81%	132
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.284785	2.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.212603	2.13%	83
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.270822	9.099310	-1.85%	96,150
2013	9.445563	9.270822	-1.85%	77,356
2012	9.624086	9.445563	-1.85%	58,656
2011	9.804978	9.624086	-1.84%	145,062
2010	9.989773	9.804978	-1.85%	21,550
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.543629	9.730854	1.96%	1,387
2013*	10.000000	9.543629	-4.56%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.280784	12.858834	-3.18%	203
2013	11.175528	13.280784	18.84%	224
2012	9.856838	11.175528	13.38%	0
2011	11.111649	9.856838	-11.29%	0
2010*	10.000000	11.111649	11.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.975629	-10.24%	289
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.332879	16.576476	8.11%	157
2013	11.622129	15.332879	31.93%	3,781
2012	10.196024	11.622129	13.99%	0
2011	10.734807	10.196024	-5.02%	0
2010*	10.000000	10.734807	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.427244	15.610814	8.20%	1,040
2013	10.885979	14.427244	32.53%	206
2012	9.432340	10.885979	15.41%	0
2011	10.233264	9.432340	-7.83%	0
2010*	10.000000	10.233264	2.33%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.065945	16.355247	1.80%	1,760
2013	11.809464	16.065945	36.04%	891
2012	10.495556	11.809464	12.52%	91
2011	11.191125	10.495556	-6.22%	0
2010*	10.000000	11.191125	11.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.666928	17.994306	14.86%	6,552
2013	11.764713	15.666928	33.17%	830
2012	10.302896	11.764713	14.19%	0
2011	10.746162	10.302896	-4.12%	0
2010*	10.000000	10.746162	7.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.999317	9.99%	860
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.705760	7.06%	4,589
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.386778	3.87%	376
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.850286	8.50%	152

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.285854	11.721369	26.23%	700
2013*	10.000000	9.285854	-7.14%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.902151	9.766962	-1.37%	110,397
2013	10.078169	9.902151	-1.75%	299
2012	9.919107	10.078169	1.60%	0
2011*	10.000000	9.919107	-0.81%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.125859	9.909103	-2.14%	904
2013*	10.000000	10.125859	1.26%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.629024	9.583400	-0.47%	61,295
2013*	10.000000	9.629024	-3.71%	54,906
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.791556	10.335020	5.55%	19,725
2013	9.600035	9.791556	2.00%	0
2012*	10.000000	9.600035	-4.00%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.456240	10.152356	-2.91%	20,140
2013	10.184571	10.456240	2.67%	5,912
2012*	10.000000	10.184571	1.85%	41,507
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.387072	11.406187	0.17%	1,826
2013*	10.000000	11.387072	13.87%	1,156
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.518166	10.370529	-1.40%	7,437
2013	10.704721	10.518166	-1.74%	2,726
2012	9.500242	10.704721	12.68%	1,377
2011*	10.000000	9.500242	-5.00%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.569121	7.643157	-20.13%	623
2013	11.431741	9.569121	-16.29%	71
2012	11.079994	11.431741	3.17%	1,440
2011	12.209457	11.079994	-9.25%	0
2010*	10.000000	12.209457	22.09%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.610608	11.555871	-0.47%	1,775
2013	12.725529	11.610608	-8.76%	139
2012	11.009900	12.725529	15.58%	21,228
2011	10.560962	11.009900	4.25%	8,369
2010*	10.000000	10.560962	5.61%	10,257
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.936450	10.766426	-1.55%	0
2013	11.925758	10.936450	-8.30%	1,477
2012	11.546962	11.925758	3.28%	1,368
2011	10.850779	11.546962	6.42%	9,288
2010*	10.000000	10.850779	8.51%	10,356
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.768050	10.796977	0.27%	20,100
2013	11.998874	10.768050	-10.26%	68
2012	11.440512	11.998874	4.88%	534
2011	10.846843	11.440512	5.47%	2,118
2010*	10.000000	10.846843	8.47%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.424657	12.589021	1.32%	1,131
2013	11.984172	12.424657	3.68%	1,011
2012	10.692838	11.984172	12.08%	2,811
2011	10.552589	10.692838	1.33%	16,426
2010*	10.000000	10.552589	5.53%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.946861	9.835900	-1.12%	1,009
2013	10.157932	9.946861	-2.08%	297
2012	9.787130	10.157932	3.79%	5,351
2011*	10.000000	9.787130	-2.13%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.297503	10.528196	2.24%	17,432
2013	10.711515	10.297503	-3.87%	496
2012	9.967028	10.711515	7.47%	7,624
2011*	10.000000	9.967028	-0.33%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.924895	10.028007	1.04%	16,003
2013*	10.000000	9.924895	-0.75%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.803899	7.534993	-14.41%	0
2013	9.170779	8.803899	-4.00%	49,799
2012	8.368368	9.170779	9.59%	0
2011	11.161806	8.368368	-25.03%	0
2010*	10.000000	11.161806	11.62%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.919690	12.643131	-2.14%	0
2013	11.773302	12.919690	9.74%	0
2012	10.368426	11.773302	13.55%	0
2011	10.782296	10.368426	-3.84%	1,847
2010*	10.000000	10.782296	7.82%	5,414
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.232298	13.291287	0.45%	17,788
2013	12.254020	13.232298	7.98%	33,910
2012	10.940210	12.254020	12.01%	20,921
2011	10.848157	10.940210	0.85%	0
2010*	10.000000	10.848157	8.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.152855	9.808681	-3.39%	3,518
2013	8.997147	10.152855	12.85%	876
2012	7.938486	8.997147	13.34%	4,519
2011	11.078860	7.938486	-28.35%	0
2010*	10.000000	11.078860	10.79%	55,944
ProFunds - ProFund VP Banks - Q/NQ
2014	12.748471	13.811035	8.33%	0
2013	9.732559	12.748471	30.99%	1,260
2012	7.433303	9.732559	30.93%	0
2011*	10.000000	7.433303	-25.67%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.518736	9.500148	-0.20%	0
2013	8.188756	9.518736	16.24%	2,632
2012	7.690830	8.188756	6.47%	842
2011*	10.000000	7.690830	-23.09%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.719029	3.971769	-15.84%	805
2013	6.546072	4.719029	-27.91%	805
2012	7.996997	6.546072	-18.14%	1,245
2011	8.941857	7.996997	-10.57%	1,200
2010*	10.000000	8.941857	-10.58%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.272887	27.086324	27.33%	203
2013	12.868886	21.272887	65.30%	1,121
2012	9.318573	12.868886	38.10%	535
2011*	10.000000	9.318573	-6.81%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.437787	15.795849	9.41%	62,437
2013	11.336504	14.437787	27.36%	9,576
2012	10.142040	11.336504	11.78%	64,852
2011	10.332721	10.142040	-1.85%	52,079
2010*	10.000000	10.332721	3.33%	48,425
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.511754	14.618132	8.19%	3,138
2013	10.717119	13.511754	26.08%	1,164
2012	9.849908	10.717119	8.80%	631
2011*	10.000000	9.849908	-1.50%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.795258	17.434874	10.38%	9,606
2013	11.505638	15.795258	37.28%	1,864
2012	9.601092	11.505638	19.84%	621
2011*	10.000000	9.601092	-3.99%	209
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.307395	7.874767	-5.21%	50,424
2013	9.044949	8.307395	-8.15%	1,016
2012	8.647684	9.044949	4.59%	52,691
2011	10.972501	8.647684	-21.19%	45
2010*	10.000000	10.972501	9.73%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.900094	11.566519	-10.34%	1,148
2013	10.805360	12.900094	19.39%	6,514
2012	9.442416	10.805360	14.43%	5,591
2011	10.558277	9.442416	-10.57%	5,868
2010*	10.000000	10.558277	5.58%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.083387	14.500097	10.83%	1,950
2013	10.092472	13.083387	29.64%	1,246
2012	8.244212	10.092472	22.42%	111
2011*	10.000000	8.244212	-17.56%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.121036	18.358631	21.41%	6,653
2013	11.023290	15.121036	37.17%	5,008
2012	9.566418	11.023290	15.23%	648
2011*	10.000000	9.566418	-4.34%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.410753	13.896782	3.62%	817
2013	9.887535	13.410753	35.63%	6,765
2012	8.699741	9.887535	13.65%	2,003
2011*	10.000000	8.699741	-13.00%	231

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.142438	10.951445	-9.81%	1,115
2013	10.353108	12.142438	17.28%	733
2012	9.098897	10.353108	13.78%	4,334
2011	10.821984	9.098897	-15.92%	49
2010*	10.000000	10.821984	8.22%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.749358	14.638847	-0.75%	712
2013	9.905191	14.749358	48.91%	5,840
2012	8.426793	9.905191	17.54%	0
2011*	10.000000	8.426793	-15.73%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.482408	12.646735	1.32%	404
2013	8.579251	12.482408	45.50%	1,294
2012	7.109661	8.579251	20.67%	2,796
2011	8.892042	7.109661	-20.04%	0
2010*	10.000000	8.892042	-11.08%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.073323	18.458860	14.84%	26,509
2013	12.196044	16.073323	31.79%	30,665
2012	10.691053	12.196044	14.08%	14,749
2011	10.735892	10.691053	-0.42%	12,603
2010*	10.000000	10.735892	7.36%	11,597
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.613494	11.909447	-12.52%	0
2013	11.179079	13.613494	21.78%	0
2012	11.069575	11.179079	0.99%	137
2011	11.030038	11.069575	0.36%	0
2010*	10.000000	11.030038	10.30%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.688589	17.207997	17.15%	5,121
2013	11.369492	14.688589	29.19%	248
2012	10.356532	11.369492	9.78%	0
2011*	10.000000	10.356532	3.57%	194
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.215475	3.149946	-25.28%	2,458
2013	6.921375	4.215475	-39.09%	1,987
2012	8.252675	6.921375	-16.13%	65
2011*	10.000000	8.252675	-17.47%	13,422
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.440490	12.811026	22.71%	2,718
2013	10.627483	10.440490	-1.76%	0
2012	9.241232	10.627483	15.00%	0
2011*	10.000000	9.241232	-7.59%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.619415	3.846477	-31.55%	0
2013	4.915408	5.619415	14.32%	1,046
2012	5.381545	4.915408	-8.66%	0
2011	8.772775	5.381545	-38.66%	0
2010*	10.000000	8.772775	-12.27%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.817014	14.282974	32.04%	0
2013	8.256788	10.817014	31.01%	1,055
2012	8.778836	8.256788	-5.95%	0
2011*	10.000000	8.778836	-12.21%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.537269	7.181136	-4.72%	441
2013	7.697062	7.537269	-2.08%	441
2012	9.019019	7.697062	-14.66%	785
2011	8.303357	9.019019	8.62%	607
2010*	10.000000	8.303357	-16.97%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.164268	5.210632	0.90%	743
2013	6.660980	5.164268	-22.47%	743
2012	8.500178	6.660980	-21.64%	743
2011	8.506623	8.500178	-0.08%	535
2010*	10.000000	8.506623	-14.93%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.193541	3.318170	-20.87%	669
2013	6.052237	4.193541	-30.71%	669
2012	7.594019	6.052237	-20.30%	904
2011	8.642213	7.594019	-12.13%	721
2010*	10.000000	8.642213	-13.58%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.294373	14.252944	15.93%	5,727
2013	10.005411	12.294373	22.88%	3,720
2012	9.241815	10.005411	8.26%	641
2011*	10.000000	9.241815	-7.58%	217
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.928970	11.774522	-1.29%	0
2013	10.844902	11.928970	10.00%	0
2012	9.483298	10.844902	14.36%	0
2011*	10.000000	9.483298	-5.17%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.632411	15.572287	33.87%	0
2013	14.651843	11.632411	-20.61%	0
2012	14.784877	14.651843	-0.90%	0
2011	10.495892	14.784877	40.86%	409
2010*	10.000000	10.495892	4.96%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.373099	33.829245	33.33%	192
2013	14.438305	25.373099	75.73%	18,433
2012	10.998559	14.438305	31.27%	887
2011	11.340914	10.998559	-3.02%	0
2010*	10.000000	11.340914	13.41%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.800462	1.135313	-36.94%	0
2013	3.571369	1.800462	-49.59%	6,477
2012	5.617656	3.571369	-36.43%	0
2011	7.354303	5.617656	-23.61%	0
2010*	10.000000	7.354303	-26.46%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.779534	14.554365	23.56%	2,425
2013	10.591483	11.779534	11.22%	0
2012	10.776356	10.591483	-1.72%	572
2011*	10.000000	10.776356	7.76%	271
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.792402	7.909713	1.51%	0
2013	6.145685	7.792402	26.79%	0
2012	5.040979	6.145685	21.91%	2,846
2011	6.603996	5.040979	-23.67%	1,738
2010	5.952325	6.603996	10.95%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.133974	20.366209	-3.63%	0
2013	21.266673	21.133974	-0.62%	0
2012	19.569868	21.266673	8.67%	586
2011	23.866598	19.569868	-18.00%	0
2010	19.195821	23.866598	24.33%	2,652
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.448378	27.934674	30.24%	2,756
2013	14.171181	21.448378	51.35%	3,475
2012	10.618155	14.171181	33.46%	548
2011	9.781879	10.618155	8.55%	959
2010	9.002716	9.781879	8.65%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.475708	2.898791	-35.23%	8,887
2013	4.711378	4.475708	-5.00%	3,428
2012	4.868950	4.711378	-3.24%	4,842
2011	5.313576	4.868950	-8.37%	1,531
2010	5.011289	5.313576	6.03%	1,531
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.328360	26.893396	10.54%	1,253
2013	19.326628	24.328360	25.88%	2,577
2012	18.058040	19.326628	7.03%	0
2011	16.171873	18.058040	11.66%	442
2010	14.048592	16.171873	15.11%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.721633	19.170047	14.64%	2,300
2013	10.471186	16.721633	59.69%	1,609
2012	9.107494	10.471186	14.97%	2,128
2011	8.505763	9.107494	7.07%	0
2010	6.955790	8.505763	22.28%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.603835	10.449276	21.45%	1,900
2013	6.490729	8.603835	32.56%	1,781
2012	6.544600	6.490729	-0.82%	0
2011	7.984187	6.544600	-18.03%	0
2010	7.425121	7.984187	7.53%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.339128	20.237973	-20.13%	839
2013	20.909585	25.339128	21.18%	839
2012	20.804811	20.909585	0.50%	839
2011	22.512830	20.804811	-7.59%	366
2010	19.266066	22.512830	16.85%	1,780
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	28.500373	19.765252	-30.65%	1,616
2013	23.438263	28.500373	21.60%	729
2012	23.785151	23.438263	-1.46%	729
2011	26.715448	23.785151	-10.97%	318
2010	21.593929	26.715448	23.72%	318
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.430981	9.817959	-14.11%	0
2013	9.400340	11.430981	21.60%	3,885
2012	7.872713	9.400340	19.40%	4,050
2011	9.451617	7.872713	-16.71%	2,147
2010	10.792654	9.451617	-12.43%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.938886	10.982166	10.50%	1,934
2013	7.938634	9.938886	25.20%	2,241
2012	6.593051	7.938634	20.41%	3,051
2011	7.895471	6.593051	-16.50%	0
2010	7.033851	7.895471	12.25%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.583936	19.275457	32.17%	1,639
2013	18.176542	14.583936	-19.77%	1,636
2012	17.979731	18.176542	1.09%	339
2011	12.946838	17.979731	38.87%	6,853
2010	11.980512	12.946838	8.07%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.265284	22.341050	22.31%	1,251
2013	13.122335	18.265284	39.19%	4,829
2012	11.411499	13.122335	14.99%	677
2011	11.105529	11.411499	2.76%	1,199
2010	10.597437	11.105529	4.79%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.280795	25.298538	0.07%	0
2013	17.031715	25.280795	48.43%	2,291
2012	14.542889	17.031715	17.11%	532
2011	16.822278	14.542889	-13.55%	0
2010	14.191195	16.822278	18.54%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.053114	0.808637	-23.21%	9,344
2013	1.912211	1.053114	-44.93%	20,491
2012	2.512607	1.912211	-23.90%	2,921
2011	3.510252	2.512607	-28.42%	0
2010	5.130624	3.510252	-31.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.884683	2.862940	-26.30%	4,755
2013	3.433849	3.884683	13.13%	8,497
2012	3.729792	3.433849	-7.93%	4,257
2011	5.462809	3.729792	-31.72%	0
2010	6.383462	5.462809	-14.42%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.266821	1.967698	-13.20%	0
2013	3.188731	2.266821	-28.91%	0
2012	3.979706	3.188731	-19.88%	0
2011	4.375449	3.979706	-9.04%	0
2010	5.967084	4.375449	-26.67%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.309546	1.045843	-20.14%	0
2013	1.880591	1.309546	-30.37%	0
2012	2.355301	1.880591	-20.15%	0
2011	2.668474	2.355301	-11.74%	0
2010	3.453258	2.668474	-22.73%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.037420	1.822792	-10.53%	9,691
2013	3.001894	2.037420	-32.13%	7,264
2012	3.737099	3.001894	-19.67%	4,375
2011	4.121138	3.737099	-9.32%	1,455
2010	5.801662	4.121138	-28.97%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.598086	2.181415	-16.04%	25,507
2013	3.602298	2.598086	-27.88%	25,507
2012	4.421112	3.602298	-18.52%	22,315
2011	4.952099	4.421112	-10.72%	20,785
2010	6.075929	4.952099	-18.50%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.524379	10.398328	-16.98%	0
2013	8.179746	12.524379	53.11%	0
2012	6.939216	8.179746	17.88%	0
2011	9.950134	6.939216	-30.26%	0
2010	8.759840	9.950134	13.59%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.419694	25.762283	5.50%	0
2013	17.470369	24.419694	39.78%	773
2012	14.672185	17.470369	19.07%	884
2011	14.590491	14.672185	0.56%	0
2010	11.404567	14.590491	27.94%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.555181	32.470458	9.86%	564
2013	20.043279	29.555181	47.46%	564
2012	16.425695	20.043279	22.02%	521
2011	18.109754	16.425695	-9.30%	0
2010	13.413606	18.109754	35.01%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.697301	29.085226	34.05%	10,401
2013	12.266233	21.697301	76.89%	14,323
2012	9.318096	12.266233	31.64%	0
2011	9.557976	9.318096	-2.51%	0
2010	7.113112	9.557976	34.37%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.176064	25.563236	15.27%	1,048
2013	16.783423	22.176064	32.13%	1,086
2012	14.644453	16.783423	14.61%	1,345
2011	14.603147	14.644453	0.28%	137
2010	12.557023	14.603147	16.29%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.385352	17.907564	16.39%	545
2013	10.520882	15.385352	46.24%	70,805
2012	8.768894	10.520882	19.98%	0
2011	9.039371	8.768894	-2.99%	0
2010	7.676823	9.039371	17.75%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.551848	9.371060	-18.88%	658
2013	21.837663	11.551848	-47.10%	1,890
2012	23.201046	21.837663	-5.88%	658
2011	31.166861	23.201046	-25.56%	4,616
2010	22.997197	31.166861	35.52%	2,999
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.134883	21.538936	18.77%	2,605
2013	17.775596	18.134883	2.02%	639
2012	15.303943	17.775596	16.15%	1,807
2011	15.246507	15.303943	0.38%	1,010
2010	12.440273	15.246507	22.56%	2,076
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.510666	24.006660	6.65%	898
2013	16.888882	22.510666	33.29%	0
2012	14.736409	16.888882	14.61%	0
2011	14.258109	14.736409	3.35%	662
2010	11.608412	14.258109	22.83%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.963992	24.529128	2.36%	0
2013	15.397920	23.963992	55.63%	365
2012	12.848849	15.397920	19.84%	0
2011	14.907162	12.848849	-13.81%	0
2010	11.017892	14.907162	35.30%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.422433	17.645649	22.35%	395
2013	8.709536	14.422433	65.59%	699
2012	6.858459	8.709536	26.99%	720
2011	7.274762	6.858459	-5.72%	0
2010	5.907288	7.274762	23.15%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.189593	18.967041	10.34%	21,672
2013	12.392868	17.189593	38.71%	6,635
2012	11.143757	12.392868	11.21%	0
2011	11.478293	11.143757	-2.91%	881
2010	9.353171	11.478293	22.72%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.503241	19.059463	8.89%	19,062
2013	12.276280	17.503241	42.58%	18,860
2012	10.233439	12.276280	19.96%	4,733
2011	10.767135	10.233439	-4.96%	2,397
2010	9.117523	10.767135	18.09%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.175095	22.393106	-3.37%	1,277
2013	17.614019	23.175095	31.57%	6,771
2012	15.464207	17.614019	13.90%	0
2011	15.859442	15.464207	-2.49%	162
2010	12.187477	15.859442	30.13%	3,806
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	18.000097	18.854935	4.75%	3,286
2013	13.504133	18.000097	33.29%	447
2012	11.761273	13.504133	14.82%	0
2011	12.905403	11.761273	-8.87%	0
2010	10.945162	12.905403	17.91%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.728779	19.363667	-1.85%	1,211
2013	14.224735	19.728779	38.69%	3,384
2012	13.103440	14.224735	8.56%	0
2011	12.896562	13.103440	1.60%	0
2010	10.478020	12.896562	23.08%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.314778	17.217494	-0.56%	2,294
2013	12.351165	17.314778	40.19%	1,748
2012	10.453992	12.351165	18.15%	1,692
2011	11.761407	10.453992	-11.12%	0
2010	9.578707	11.761407	22.79%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.202372	6.277073	20.66%	2,460
2013	5.462619	5.202372	-4.76%	0
2012	5.938887	5.462619	-8.02%	0
2011	6.319791	5.938887	-6.03%	0
2010	6.742756	6.319791	-6.27%	0

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.698499	18.070391	8.22%	2,795
2013	12.565644	16.698499	32.89%	796
2012	11.432931	12.565644	9.91%	0
2011	12.828195	11.432931	-10.88%	657
2010	11.665960	12.828195	9.96%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.344791	8.404621	0.72%	0
2013	7.238013	8.344791	15.29%	0
2012	7.032987	7.238013	2.92%	0
2011	8.370934	7.032987	-15.98%	0
2010	7.447845	8.370934	12.39%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.949358	27.660776	20.53%	560
2013	15.521532	22.949358	47.85%	3,847
2012	13.449729	15.521532	15.40%	1,715
2011	15.417049	13.449729	-12.76%	551
2010	12.653666	15.417049	21.84%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.723082	15.346651	20.62%	1,409
2013	11.408306	12.723082	11.52%	1,279
2012	11.495404	11.408306	-0.76%	0
2011	10.071128	11.495404	14.14%	1,432
2010	9.600189	10.071128	4.91%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.597895	7.355841	-23.36%	1,105
2013	10.062081	9.597895	-4.61%	756
2012	10.172701	10.062081	-1.09%	1,778
2011	10.760441	10.172701	-5.46%	1,411
2010	11.614628	10.760441	-7.35%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.046509	9.996169	-0.50%	831
2013*	10.000000	10.046509	0.47%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.648441	10.753528	0.99%	33,245
2013	11.890359	10.648441	-10.44%	0
2012	10.277733	11.890359	15.69%	113
2011*	10.000000	10.277733	2.78%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.571621	5.72%	929

Additional Contract Options Elected Total - 1.85%
Variable account charges of the daily net assets of the variable account - 1.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.616947	11.863965	11.75%	10,434
2013	10.539481	10.616947	0.74%	154
2012	8.263934	10.539481	27.54%	168
2011*	10.000000	8.263934	-17.36%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.226172	11.238411	0.11%	1,273
2013	9.881130	11.226172	13.61%	24
2012	8.854971	9.881130	11.59%	43
2011*	10.000000	8.854971	-11.45%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.438313	6.699843	-20.60%	22,306
2013	7.778029	8.438313	8.49%	905
2012	7.665457	7.778029	1.47%	0
2011*	10.000000	7.665457	-23.35%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.816169	9.531817	-2.90%	3,066
2013	9.520430	9.816169	3.11%	87
2012	9.572861	9.520430	-0.55%	105
2011*	10.000000	9.572861	-4.27%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.476900	12.059293	5.07%	0
2013	10.061794	11.476900	14.06%	1,357
2012	9.047029	10.061794	11.22%	4,828
2011*	10.000000	9.047029	-9.53%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.360370	11.374087	9.78%	16,767
2013*	10.000000	10.360370	3.60%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.021655	10.155653	1.34%	66,287
2013	11.162284	10.021655	-10.22%	26,032
2012	10.596370	11.162284	5.34%	23,784
2011*	10.000000	10.596370	5.96%	23,683
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.815824	18.558968	10.37%	74,912
2013	12.620478	16.815824	33.24%	27,755
2012	11.212355	12.620478	12.56%	10,564
2011	11.084324	11.212355	1.16%	11,650
2010	9.898513	11.084324	11.98%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.437328	20.452868	10.93%	12,707
2013	14.267603	18.437328	29.23%	13,796
2012	12.694291	14.267603	12.39%	4,057
2011	12.809703	12.694291	-0.90%	8,077
2010	11.512321	12.809703	11.27%	4,332
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.440295	11.434221	-0.05%	8,933
2013*	10.000000	11.440295	14.40%	4,800
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.106715	12.106163	0.00%	154,830
2013	10.786219	12.106715	12.24%	92,196
2012	9.999032	10.786219	7.87%	83,421
2011	10.577314	9.999032	-5.47%	175,156
2010*	10.000000	10.577314	5.77%	191,165
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.545344	6.956823	-18.59%	2,745
2013	9.708012	8.545344	-11.98%	8,405
2012	10.108289	9.708012	-3.96%	6,479
2011	11.796033	10.108289	-14.31%	49,464
2010*	10.000000	11.796033	17.96%	3,219
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.136594	-8.63%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.301841	13.02%	2,479
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.654406	10.440920	-2.00%	9,307
2013	10.448368	10.654406	1.97%	6,326
2012*	10.000000	10.448368	4.48%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.845273	8.45%	14,342
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.286389	11.685163	3.53%	3,661
2013	9.974869	11.286389	13.15%	3,661
2012	9.059986	9.974869	10.10%	7,518
2011*	10.000000	9.059986	-9.40%	2,970
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.769465	13.892538	0.89%	1,871
2013	11.340365	13.769465	21.42%	2,060
2012	10.023609	11.340365	13.14%	2,440
2011	10.377375	10.023609	-3.41%	1,176
2010*	10.000000	10.377375	3.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.509717	10.785932	2.63%	36,980
2013*	10.000000	10.509717	5.10%	11,398
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.380857	11.801944	3.70%	48,088
2013*	10.000000	11.380857	13.81%	34,285
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.257500	10.459616	1.97%	806
2013*	10.000000	10.257500	2.57%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.835450	12.013636	1.51%	35,002
2013	9.774112	11.835450	21.09%	35,507
2012	8.762764	9.774112	11.54%	58,113
2011	9.635619	8.762764	-9.06%	65,226
2010	8.530916	9.635619	12.95%	43,088
2009	6.237963	8.530916	36.76%	15,680
2008	11.173702	6.237963	-44.17%	2,041

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.935660	11.028219	0.85%	28,224
2013	9.387449	10.935660	16.49%	28,245
2012	8.512725	9.387449	10.28%	63,251
2011	9.058687	8.512725	-6.03%	71,619
2010	8.117811	9.058687	11.59%	38,992
2009	6.093774	8.117811	33.21%	5,254
2008	10.735587	6.093774	-43.24%	401
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.769857	10.755391	-0.13%	91,723
2013	9.965384	10.769857	8.07%	92,928
2012	9.169661	9.965384	8.68%	172,496
2011	9.372834	9.169661	-2.17%	157,112
2010	8.608526	9.372834	8.88%	52,051
2009	7.158663	8.608526	20.25%	24,980
2008	10.435883	7.158663	-31.40%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.806237	7.483780	9.95%	44,338
2013	6.762964	6.806237	0.64%	50,430
2012	7.764269	6.762964	-12.90%	39,179
2011	8.661601	7.764269	-10.36%	90,751
2010	9.152981	8.661601	-5.37%	38,413
2009	9.720456	9.152981	-5.84%	38,698
2008*	10.000000	9.720456	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.337054	13.449310	0.84%	14,943
2013	11.574627	13.337054	15.23%	13,989
2012	11.298699	11.574627	2.44%	3,996
2011	12.325991	11.298699	-8.33%	15,040
2010	11.298189	12.325991	9.10%	15,040
2009	9.047552	11.298189	24.88%	13,037
2008	15.562757	9.047552	-41.86%	48,448
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.570378	8.799291	2.67%	16,706
2013	8.594287	8.570378	-0.28%	15,934
2012	8.570452	8.594287	0.28%	32,980
2011	8.450323	8.570452	1.42%	23,540
2010	8.112437	8.450323	4.17%	23,334
2009	8.550373	8.112437	-5.12%	20,237
2008	10.723628	8.550373	-20.27%	21,078
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.121491	10.165608	0.44%	20,773
2013*	10.000000	10.121491	1.21%	31,302

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.053425	10.389942	3.35%	10,715
2013*	10.000000	10.053425	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.998352	10.368463	3.70%	4,996
2013*	10.000000	9.998352	-0.02%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.584539	12.624704	-7.07%	69,883
2013	11.066355	13.584539	22.76%	116,989
2012	9.465957	11.066355	16.91%	84,260
2011	10.398263	9.465957	-8.97%	62,377
2010*	10.000000	10.398263	3.98%	51,925
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.802776	9.170548	-6.45%	23,059
2013*	10.000000	9.802776	-1.97%	3,318
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.977124	9.639798	-3.38%	24,961
2013*	10.000000	9.977124	-0.23%	51,115
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.763673	11.007661	2.27%	13,874
2013	10.108599	10.763673	6.48%	7,839
2012	9.431135	10.108599	7.18%	5,585
2011*	10.000000	9.431135	-5.69%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.766018	12.816963	8.93%	8,650
2013*	10.000000	11.766018	17.66%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.752774	13.134804	3.00%	74,732
2013	10.544429	12.752774	20.94%	55,954
2012	9.289170	10.544429	13.51%	56,155
2011*	10.000000	9.289170	-7.11%	4,638
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.803757	-1.96%	2,023
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.192818	1.93%	125
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.743080	11.880374	1.17%	12,702
2013*	10.000000	11.743080	17.43%	11,598

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.478784	11.470012	-0.08%	55,017
2013*	10.000000	11.478784	14.79%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.222435	14.579622	2.51%	18,799
2013	11.197327	14.222435	27.02%	11,030
2012	9.827260	11.197327	13.94%	11,030
2011	10.699739	9.827260	-8.15%	14,132
2010*	10.000000	10.699739	7.00%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.369580	12.656035	2.32%	51,547
2013	10.997221	12.369580	12.48%	45,627
2012	10.094213	10.997221	8.95%	34,287
2011	10.429579	10.094213	-3.22%	21,034
2010*	10.000000	10.429579	4.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.247945	13.606728	2.71%	73,018
2013	11.138098	13.247945	18.94%	41,593
2012	9.991233	11.138098	11.48%	0
2011	10.548019	9.991233	-5.28%	0
2010*	10.000000	10.548019	5.48%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.064922	11.216869	1.37%	430,381
2013	10.748988	11.064922	2.94%	18,352
2012	10.193308	10.748988	5.45%	27,798
2011	10.245702	10.193308	-0.51%	19,507
2010*	10.000000	10.245702	2.46%	2,297
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.272812	10.305389	0.32%	102
2013*	10.000000	10.272812	2.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.344777	10.251062	-0.91%	5,228
2013*	10.000000	10.344777	3.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.794434	13.124938	2.58%	72,801
2013	11.071029	12.794434	15.57%	31,357
2012	10.043562	11.071029	10.23%	1,804
2011	10.482194	10.043562	-4.18%	0
2010*	10.000000	10.482194	4.82%	14,615

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.601935	13.952184	2.57%	2,994
2013	11.156786	13.601935	21.92%	2,994
2012	9.925624	11.156786	12.40%	1,842
2011	10.613301	9.925624	-6.48%	1,842
2010*	10.000000	10.613301	6.13%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.948344	12.199821	2.10%	85,380
2013	10.949196	11.948344	9.13%	16,326
2012	10.143019	10.949196	7.95%	45,904
2011	10.367062	10.143019	-2.16%	11,826
2010*	10.000000	10.367062	3.67%	9,641
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.319485	10.617609	2.89%	90,959
2013	10.739397	10.319485	-3.91%	12,623
2012	10.220417	10.739397	5.08%	86,579
2011*	10.000000	10.220417	2.20%	15,133
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.617117	-3.83%	24,137
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.704715	-2.95%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.198890	1.99%	12,351
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.123524	1.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.310282	3.10%	46,497
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.213842	2.14%	6,442
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.290380	2.90%	7,971
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.118401	1.18%	2,444
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.252044	10.304243	0.51%	1,298
2013*	10.000000	10.252044	2.52%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.316839	10.296276	-0.20%	2,690
2013*	10.000000	10.316839	3.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.277840	2.78%	6,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.281199	2.81%	14,559
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.209036	2.09%	80,290
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.251682	9.075903	-1.90%	521,985
2013	9.430865	9.251682	-1.90%	409,947
2012	9.614027	9.430865	-1.91%	941,699
2011	9.799709	9.614027	-1.89%	1,341,403
2010	9.989495	9.799709	-1.90%	693,575
2009*	10.000000	9.989495	-0.11%	622,284
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.540382	9.722594	1.91%	61,221
2013*	10.000000	9.540382	-4.60%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.256001	12.828279	-3.23%	39,571
2013	11.160362	13.256001	18.78%	27,045
2012	9.848482	11.160362	13.32%	14,250
2011	11.107892	9.848482	-11.34%	8,608
2010*	10.000000	11.107892	11.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.972486	-10.28%	35,012
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.304284	16.537139	8.06%	14,962
2013	11.606361	15.304284	31.86%	9,053
2012	10.187393	11.606361	13.93%	2,185
2011	10.731179	10.187393	-5.07%	1,053
2010*	10.000000	10.731179	7.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.400355	15.573787	8.15%	18,726
2013	10.871216	14.400355	32.46%	9,536
2012	9.424362	10.871216	15.35%	2,398
2011	10.229808	9.424362	-7.87%	1,161
2010*	10.000000	10.229808	2.30%	7,000

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.036002	16.316450	1.75%	26,781
2013	11.793460	16.036002	35.97%	10,484
2012	10.486684	11.793460	12.46%	8,534
2011	11.187350	10.486684	-6.26%	6,026
2010*	10.000000	11.187350	11.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.637706	17.951593	14.80%	30,382
2013	11.748752	15.637706	33.10%	13,067
2012	10.294172	11.748752	14.13%	21,210
2011	10.742530	10.294172	-4.17%	1,080
2010*	10.000000	10.742530	7.43%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.995477	9.95%	21,596
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.702023	7.02%	34,737
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.383154	3.83%	5,644
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.846499	8.46%	3,407
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.282692	11.711428	26.16%	11,881
2013*	10.000000	9.282692	-7.17%	658
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.888704	9.748728	-1.42%	55,561
2013	10.069619	9.888704	-1.80%	23,652
2012	9.915757	10.069619	1.55%	0
2011*	10.000000	9.915757	-0.84%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.125152	9.903366	-2.19%	7,048
2013*	10.000000	10.125152	1.25%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.625749	9.575266	-0.52%	49,902
2013*	10.000000	9.625749	-3.74%	6,144
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.783799	10.321575	5.50%	97,705
2013	9.597318	9.783799	1.94%	91,633
2012*	10.000000	9.597318	-4.03%	70,435

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.447939	10.139136	-2.96%	87,504
2013	10.181684	10.447939	2.62%	96,451
2012*	10.000000	10.181684	1.82%	78,062
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.383193	11.396499	0.12%	13,757
2013*	10.000000	11.383193	13.83%	17,741
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.503891	10.351181	-1.45%	73,155
2013	10.695652	10.503891	-1.79%	46,510
2012	9.497035	10.695652	12.62%	48,511
2011*	10.000000	9.497035	-5.03%	13,592
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.551293	7.625029	-20.17%	8,950
2013	11.416262	9.551293	-16.34%	12,544
2012	11.070634	11.416262	3.12%	7,306
2011	12.205344	11.070634	-9.30%	12,853
2010*	10.000000	12.205344	22.05%	3,923
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.588949	11.528445	-0.52%	21,953
2013	12.708269	11.588949	-8.81%	31,801
2012	11.000590	12.708269	15.52%	51,549
2011	10.557391	11.000590	4.20%	54,071
2010*	10.000000	10.557391	5.57%	9,275
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.915998	10.740819	-1.60%	11,956
2013	11.909522	10.915998	-8.34%	6,990
2012	11.537147	11.909522	3.23%	7,647
2011	10.847069	11.537147	6.36%	6,068
2010*	10.000000	10.847069	8.47%	11,169
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.747961	10.771349	0.22%	40,052
2013	11.982606	10.747961	-10.30%	33,855
2012	11.430836	11.982606	4.83%	13,446
2011	10.843178	11.430836	5.42%	48,130
2010*	10.000000	10.843178	8.43%	2,494
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.401503	12.559164	1.27%	37,823
2013	11.967936	12.401503	3.62%	41,635
2012	10.683798	11.967936	12.02%	66,304
2011	10.549022	10.683798	1.28%	32,396
2010*	10.000000	10.549022	5.49%	21,357

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.933330	9.817515	-1.17%	72,112
2013	10.149284	9.933330	-2.13%	90,970
2012	9.783786	10.149284	3.74%	276,241
2011*	10.000000	9.783786	-2.16%	38,266
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.283535	10.508572	2.19%	143,088
2013	10.702435	10.283535	-3.91%	314,416
2012	9.963663	10.702435	7.41%	272,524
2011*	10.000000	9.963663	-0.36%	187,400
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.924204	10.022189	0.99%	12,348
2013*	10.000000	9.924204	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.787504	7.517120	-14.46%	1,067
2013	9.158359	8.787504	-4.05%	3,113
2012	8.361297	9.158359	9.53%	3,113
2011	11.158041	8.361297	-25.06%	73,807
2010*	10.000000	11.158041	11.58%	115,219
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.895528	12.613049	-2.19%	0
2013	11.757279	12.895528	9.68%	0
2012	10.359614	11.757279	13.49%	2,405
2011	10.778608	10.359614	-3.89%	3,274
2010*	10.000000	10.778608	7.79%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.207619	13.259740	0.39%	17,060
2013	12.237407	13.207619	7.93%	176,848
2012	10.930958	12.237407	11.95%	366,263
2011	10.844497	10.930958	0.80%	2,158
2010*	10.000000	10.844497	8.44%	1,650
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.133911	9.785392	-3.44%	24,063
2013	8.984925	10.133911	12.79%	51,865
2012	7.931761	8.984925	13.28%	2,229
2011	11.075118	7.931761	-28.38%	11,163
2010*	10.000000	11.075118	10.75%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.731171	13.785274	8.28%	4,840
2013	9.724298	12.731171	30.92%	4,800
2012	7.430786	9.724298	30.86%	0
2011*	10.000000	7.430786	-25.69%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.505808	9.482399	-0.25%	11,098
2013	8.181798	9.505808	16.18%	18,140
2012	7.688217	8.181798	6.42%	82,607
2011*	10.000000	7.688217	-23.12%	5,026
ProFunds - ProFund VP Bear - Q/NQ
2014	4.710211	3.962327	-15.88%	27,401
2013	6.537183	4.710211	-27.95%	1,313
2012	7.990232	6.537183	-18.19%	27,761
2011	8.938831	7.990232	-10.61%	409
2010*	10.000000	8.938831	-10.61%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.244041	27.035834	27.26%	23,067
2013	12.857970	21.244041	65.22%	7,049
2012	9.315423	12.857970	38.03%	11,711
2011*	10.000000	9.315423	-6.85%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.410863	15.758361	9.35%	151,753
2013	11.321131	14.410863	27.29%	29,649
2012	10.133459	11.321131	11.72%	174,545
2011	10.329234	10.133459	-1.90%	105,093
2010*	10.000000	10.329234	3.29%	55,533
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.493408	14.590837	8.13%	3,247
2013	10.708021	13.493408	26.01%	5,776
2012	9.846580	10.708021	8.75%	1,217
2011*	10.000000	9.846580	-1.53%	8,745
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.773800	17.402317	10.32%	21,532
2013	11.495862	15.773800	37.21%	6,847
2012	9.597838	11.495862	19.78%	2,643
2011*	10.000000	9.597838	-4.02%	13,850
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.291902	7.856082	-5.26%	18,068
2013	9.032687	8.291902	-8.20%	43,163
2012	8.640372	9.032687	4.54%	42,128
2011	10.968802	8.640372	-21.23%	12,270
2010*	10.000000	10.968802	9.69%	116,251
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.876061	11.539088	-10.38%	39,554
2013	10.790720	12.876061	19.33%	114,772
2012	9.434427	10.790720	14.38%	17,062
2011	10.554718	9.434427	-10.61%	1,998
2010*	10.000000	10.554718	5.55%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.065624	14.473035	10.77%	18,969
2013	10.083901	13.065624	29.57%	21,526
2012	8.241417	10.083901	22.36%	11,728
2011*	10.000000	8.241417	-17.59%	10,389
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.100525	18.324405	21.35%	43,606
2013	11.013939	15.100525	37.10%	14,925
2012	9.563187	11.013939	15.17%	2,356
2011*	10.000000	9.563187	-4.37%	9,558
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.392556	13.870848	3.57%	39,800
2013	9.879135	13.392556	35.56%	68,451
2012	8.696796	9.879135	13.60%	57,084
2011*	10.000000	8.696796	-13.03%	30,228
ProFunds - ProFund VP International - Q/NQ
2014	12.119800	10.925465	-9.85%	35,804
2013	10.339078	12.119800	17.22%	119,963
2012	9.091201	10.339078	13.73%	55,571
2011	10.818330	9.091201	-15.96%	49,033
2010*	10.000000	10.818330	8.18%	5,729
ProFunds - ProFund VP Internet - Q/NQ
2014	14.729316	14.611520	-0.80%	5,113
2013	9.896774	14.729316	48.83%	24,004
2012	8.423934	9.896774	17.48%	2,065
2011*	10.000000	8.423934	-15.76%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.459111	12.616690	1.26%	7,280
2013	8.567605	12.459111	45.42%	48,858
2012	7.103644	8.567605	20.61%	8,871
2011	8.889034	7.103644	-20.09%	0
2010*	10.000000	8.889034	-11.11%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.043344	18.415050	14.78%	55,982
2013	12.179485	16.043344	31.72%	47,970
2012	10.681997	12.179485	14.02%	40,622
2011	10.732263	10.681997	-0.47%	27,580
2010*	10.000000	10.732263	7.32%	21,268
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.588077	11.881151	-12.56%	161,277
2013	11.163896	13.588077	21.71%	40,607
2012	11.060192	11.163896	0.94%	70,777
2011	11.026306	11.060192	0.31%	53,629
2010*	10.000000	11.026306	10.26%	135,338

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.668664	17.175895	17.09%	7,170
2013	11.359866	14.668664	29.13%	4,200
2012	10.353036	11.359866	9.72%	1,418
2011*	10.000000	10.353036	3.53%	12,293
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.209747	3.144060	-25.31%	6,805
2013	6.915492	4.209747	-39.13%	26,685
2012	8.249881	6.915492	-16.17%	4,427
2011*	10.000000	8.249881	-17.50%	1,442
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.426305	12.787112	22.64%	17,167
2013	10.618457	10.426305	-1.81%	11,760
2012	9.238106	10.618457	14.94%	85,991
2011*	10.000000	9.238106	-7.62%	3,438
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.608944	3.837350	-31.59%	515
2013	4.908738	5.608944	14.26%	5,530
2012	5.376985	4.908738	-8.71%	515
2011	8.769803	5.376985	-38.69%	0
2010*	10.000000	8.769803	-12.30%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.802361	14.256364	31.97%	5,749
2013	8.249793	10.802361	30.94%	0
2012	8.775868	8.249793	-5.99%	0
2011*	10.000000	8.775868	-12.24%	936
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.523194	7.164085	-4.77%	836
2013	7.686617	7.523194	-2.13%	907
2012	9.011391	7.686617	-14.70%	0
2011	8.300550	9.011391	8.56%	11,656
2010*	10.000000	8.300550	-16.99%	1,427
ProFunds - ProFund VP Short International - Q/NQ
2014	5.154638	5.198270	0.85%	1,177
2013	6.651950	5.154638	-22.51%	9,686
2012	8.492994	6.651950	-21.68%	0
2011	8.503743	8.492994	-0.13%	43,472
2010*	10.000000	8.503743	-14.96%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.185714	3.310298	-20.91%	4,255
2013	6.044027	4.185714	-30.75%	0
2012	7.587599	6.044027	-20.34%	40,136
2011	8.639289	7.587599	-12.17%	48,104
2010*	10.000000	8.639289	-13.61%	22,224

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.277705	14.226367	15.87%	26,381
2013	9.996944	12.277705	22.81%	14,765
2012	9.238693	9.996944	8.21%	16,091
2011*	10.000000	9.238693	-7.61%	28,950
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.912773	11.752538	-1.35%	2,403
2013	10.835697	11.912773	9.94%	70
2012	9.480091	10.835697	14.30%	0
2011*	10.000000	9.480091	-5.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.610725	15.535337	33.80%	17,911
2013	14.631975	11.610725	-20.65%	18,399
2012	14.772369	14.631975	-0.95%	12,127
2011	10.492346	14.772369	40.79%	22,919
2010*	10.000000	10.492346	4.92%	114
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.325857	33.749075	33.26%	5,637
2013	14.418757	25.325857	75.65%	36,211
2012	10.989272	14.418757	31.21%	5,151
2011	11.337098	10.989272	-3.07%	1,263
2010*	10.000000	11.337098	13.37%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.797094	1.132610	-36.98%	103,481
2013	3.566513	1.797094	-49.61%	34,492
2012	5.612893	3.566513	-36.46%	68,307
2011	7.351814	5.612893	-23.65%	0
2010*	10.000000	7.351814	-26.48%	1,988
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.763558	14.527217	23.49%	6,741
2013	10.582509	11.763558	11.16%	2,053
2012	10.772715	10.582509	-1.77%	3,779
2011*	10.000000	10.772715	7.73%	20,084
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.743917	7.856505	1.45%	41,847
2013	6.110552	7.743917	26.73%	26,900
2012	5.014721	6.110552	21.85%	58,994
2011	6.572946	5.014721	-23.71%	14,636
2010	5.927352	6.572946	10.89%	16,839
2009	6.257184	5.927352	-5.27%	8,015

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.002506	20.229198	-3.68%	3,166
2013	21.145155	21.002506	-0.67%	4,409
2012	19.467974	21.145155	8.62%	14,705
2011	23.754418	19.467974	-18.04%	7,428
2010	19.115313	23.754418	24.27%	21,934
2009	12.534334	19.115313	52.50%	9,257
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.314955	27.746774	30.18%	47,994
2013	14.090185	21.314955	51.28%	16,836
2012	10.562854	14.090185	33.39%	31,633
2011	9.735881	10.562854	8.49%	30,977
2010	8.964948	9.735881	8.60%	17,293
2009	7.722320	8.964948	16.09%	97,217
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.456913	2.885146	-35.27%	36,130
2013	4.693993	4.456913	-5.05%	12,575
2012	4.853461	4.693993	-3.29%	26,518
2011	5.299373	4.853461	-8.41%	32,723
2010	5.000437	5.299373	5.98%	42,715
2009	4.569059	5.000437	9.44%	18,975
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.177026	26.712503	10.49%	17,054
2013	19.216192	24.177026	25.82%	13,932
2012	17.964030	19.216192	6.97%	11,169
2011	16.095862	17.964030	11.61%	15,571
2010	13.989686	16.095862	15.06%	6,033
2009	11.971817	13.989686	16.86%	1,191
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.639452	19.066112	14.58%	7,197
2013	10.425031	16.639452	59.61%	8,741
2012	9.071984	10.425031	14.91%	25,441
2011	8.476916	9.071984	7.02%	18,176
2010	6.935730	8.476916	22.22%	55,975
2009	5.165564	6.935730	34.27%	533
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.550258	10.378925	21.39%	14,359
2013	6.453591	8.550258	32.49%	8,782
2012	6.510486	6.453591	-0.87%	7,356
2011	7.946618	6.510486	-18.07%	7,356
2010	7.393953	7.946618	7.47%	14,863
2009	4.385934	7.393953	68.58%	12,250

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.181464	20.101790	-20.17%	130,564
2013	20.790072	25.181464	21.12%	16,184
2012	20.696476	20.790072	0.45%	13,289
2011	22.407001	20.696476	-7.63%	8,916
2010	19.185259	22.407001	16.79%	8,454
2009	14.120539	19.185259	35.87%	38,728
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	28.323019	19.632226	-30.68%	91,346
2013	23.304283	28.323019	21.54%	8,783
2012	23.661275	23.304283	-1.51%	3,512
2011	26.589840	23.661275	-11.01%	8,167
2010	21.503343	26.589840	23.65%	18,362
2009	13.495827	21.503343	59.33%	24,247
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.359804	9.751851	-14.15%	0
2013	9.346566	11.359804	21.54%	3,390
2012	7.831676	9.346566	19.34%	4,629
2011	9.407148	7.831676	-16.75%	4,108
2010	10.747358	9.407148	-12.47%	4,108
2009	8.076309	10.747358	33.07%	1,908
2008	18.239425	8.076309	-55.72%	2,081
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.877039	10.908264	10.44%	27,441
2013	7.893258	9.877039	25.13%	25,470
2012	6.558714	7.893258	20.35%	36,700
2011	7.858354	6.558714	-16.54%	16,731
2010	7.004352	7.858354	12.19%	11,891
2009	5.965903	7.004352	17.41%	12,998
2008	11.705893	5.965903	-49.04%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.493220	19.145798	32.10%	14,837
2013	18.072684	14.493220	-19.81%	8,586
2012	17.886129	18.072684	1.04%	10,733
2011	12.885984	17.886129	38.80%	34,651
2010	11.930275	12.885984	8.01%	20,086
2009	17.764660	11.930275	-32.84%	42,242
2008	12.503872	17.764660	42.07%	68
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.151625	22.190732	22.25%	39,303
2013	13.047308	18.151625	39.12%	31,177
2012	11.352063	13.047308	14.93%	38,295
2011	11.053304	11.352063	2.70%	29,694
2010	10.552984	11.053304	4.74%	26,517
2009	8.630198	10.552984	22.28%	94,709
2008	11.707982	8.630198	-26.29%	17,320

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.123516	25.128337	0.02%	7,685
2013	16.934375	25.123516	48.36%	14,975
2012	14.467165	16.934375	17.05%	8,400
2011	16.743201	14.467165	-13.59%	11,715
2010	14.131680	16.743201	18.48%	17,418
2009	8.685497	14.131680	62.70%	9,525
2008	16.062097	8.685497	-45.93%	3,003
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.047950	0.804261	-23.25%	160,690
2013	1.903797	1.047950	-44.95%	136,012
2012	2.502816	1.903797	-23.93%	124,802
2011	3.498343	2.502816	-28.46%	121,922
2010	5.115836	3.498343	-31.62%	81,417
2009	9.422140	5.115836	-45.70%	86,218
2008	5.971479	9.422140	57.79%	1,298
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.863609	2.845957	-26.34%	23,526
2013	3.416971	3.863609	13.07%	97,310
2012	3.713352	3.416971	-7.98%	17,751
2011	5.441506	3.713352	-31.76%	2,162
2010	6.361811	5.441506	-14.47%	2,434
2009	5.430816	6.361811	17.14%	13,922
2008	7.932581	5.430816	-31.54%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.255680	1.957034	-13.24%	4,830
2013	3.174676	2.255680	-28.95%	26,533
2012	3.964192	3.174676	-19.92%	4,830
2011	4.360617	3.964192	-9.09%	4,830
2010	5.949887	4.360617	-26.71%	24,531
2009	9.371219	5.949887	-36.51%	72,104
2008	7.106493	9.371219	31.87%	47
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.301405	1.038826	-20.18%	0
2013	1.869846	1.301405	-30.40%	1,278
2012	2.343037	1.869846	-20.20%	0
2011	2.655926	2.343037	-11.78%	1,865
2010	3.438770	2.655926	-22.77%	6,282
2009	5.850071	3.438770	-41.22%	123,893
2008	4.028562	5.850071	45.21%	1,957

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.027409	1.812905	-10.58%	11,108
2013	2.988657	2.027409	-32.16%	7,505
2012	3.722525	2.988657	-19.71%	24,204
2011	4.107153	3.722525	-9.36%	4,998
2010	5.784927	4.107153	-29.00%	25,056
2009	8.782902	5.784927	-34.13%	123,582
2008	7.179940	8.782902	22.33%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.581923	2.166744	-16.08%	8,004
2013	3.581707	2.581923	-27.91%	19,378
2012	4.398100	3.581707	-18.56%	66,821
2011	4.928828	4.398100	-10.77%	79,640
2010	6.050457	4.928828	-18.54%	37,269
2009	8.513059	6.050457	-28.93%	7,364
2008	6.231943	8.513059	36.60%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.446484	10.328395	-17.02%	0
2013	8.132998	12.446484	53.04%	0
2012	6.903082	8.132998	17.82%	0
2011	9.903366	6.903082	-30.30%	1,008
2010	8.723101	9.903366	13.53%	1,059
2009	7.189935	8.723101	21.32%	165
2008	10.935244	7.189935	-34.25%	33
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.267781	25.588972	5.44%	1,808
2013	17.370526	24.267781	39.71%	924
2012	14.595794	17.370526	19.01%	5,897
2011	14.521909	14.595794	0.51%	934
2010	11.356736	14.521909	27.87%	7,602
2009	8.467180	11.356736	34.13%	6,749
2008	16.955767	8.467180	-50.06%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.371263	32.251963	9.81%	2,077
2013	19.928689	29.371263	47.38%	5,958
2012	16.340124	19.928689	21.96%	2,862
2011	18.024580	16.340124	-9.35%	13,430
2010	13.357299	18.024580	34.94%	18,779
2009	8.934750	13.357299	49.50%	40
2008	20.167255	8.934750	-55.70%	23

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.562332	28.889586	33.98%	12,501
2013	12.196132	21.562332	76.80%	21,403
2012	9.269575	12.196132	31.57%	12,969
2011	9.513042	9.269575	-2.56%	8,102
2010	7.083272	9.513042	34.30%	13,160
2009	3.315045	7.083272	113.67%	9,385
2008	12.333827	3.315045	-73.12%	109
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.038146	25.391319	15.22%	28,638
2013	16.687536	22.038146	32.06%	12,289
2012	14.568218	16.687536	14.55%	4,665
2011	14.534508	14.568218	0.23%	19,123
2010	12.504369	14.534508	16.24%	4,544
2009	8.385773	12.504369	49.11%	24,257
2008	14.716979	8.385773	-43.02%	10,836
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.289594	17.787047	16.33%	5,818
2013	10.460720	15.289594	46.16%	151,691
2012	8.723207	10.460720	19.92%	12,650
2011	8.996844	8.723207	-3.04%	5,096
2010	7.644608	8.996844	17.69%	5,393
2009	5.750771	7.644608	32.93%	9,025
2008	12.877562	5.750771	-55.34%	238
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.479933	9.307967	-18.92%	17,004
2013	21.712795	11.479933	-47.13%	23,966
2012	23.080168	21.712795	-5.92%	24,935
2011	31.020276	23.080168	-25.60%	35,055
2010	22.900683	31.020276	35.46%	110,066
2009	15.642340	22.900683	46.40%	37,756
2008	25.955912	15.642340	-39.73%	31,364
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	18.022030	21.393992	18.71%	15,248
2013	17.673987	18.022030	1.97%	15,941
2012	15.224233	17.673987	16.09%	11,856
2011	15.174815	15.224233	0.33%	7,262
2010	12.388075	15.174815	22.50%	10,165
2009	10.081113	12.388075	22.88%	3,126
2008	17.610158	10.081113	-42.75%	2,300

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.370645	23.845177	6.59%	17,580
2013	16.792375	22.370645	33.22%	1,604
2012	14.659689	16.792375	14.55%	1,604
2011	14.191097	14.659689	3.30%	43,924
2010	11.559742	14.191097	22.76%	5,863
2009	8.170265	11.559742	41.49%	90,809
2008	12.421301	8.170265	-34.22%	2,077
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.814877	24.364076	2.31%	4,470
2013	15.309901	23.814877	55.55%	8,131
2012	12.781928	15.309901	19.78%	4,573
2011	14.837065	12.781928	-13.85%	1,853
2010	10.971669	14.837065	35.23%	3,037
2009	8.389551	10.971669	30.78%	122
2008	17.585876	8.389551	-52.29%	24
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.332711	17.526957	22.29%	8,110
2013	8.659761	14.332711	65.51%	9,641
2012	6.822743	8.659761	26.92%	17,417
2011	7.240552	6.822743	-5.77%	3,623
2010	5.882497	7.240552	23.09%	9,302
2009	4.096625	5.882497	43.59%	6,114
2008	13.044849	4.096625	-68.60%	6,704
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.105183	18.864294	10.28%	432,996
2013	12.338291	17.105183	38.63%	384,928
2012	11.100343	12.338291	11.15%	227,441
2011	11.439397	11.100343	-2.96%	174,466
2010	9.326223	11.439397	22.66%	56,136
2009	6.456796	9.326223	44.44%	59,890
2008	10.938392	6.456796	-40.97%	16,207
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.417234	18.956148	8.84%	235,956
2013	12.222176	17.417234	42.51%	313,700
2012	10.193545	12.222176	19.90%	68,595
2011	10.730630	10.193545	-5.01%	246,820
2010	9.091245	10.730630	18.03%	159,604
2009	6.126957	9.091245	48.38%	130,223
2008	12.164766	6.126957	-49.63%	12,350

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	23.061284	22.271773	-3.42%	168,576
2013	17.536448	23.061284	31.50%	300,755
2012	15.403967	17.536448	13.84%	217,936
2011	15.805702	15.403967	-2.54%	47,106
2010	12.152357	15.805702	30.06%	212,318
2009	7.899454	12.152357	53.84%	315,182
2008	12.611214	7.899454	-37.36%	63,312
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.911673	18.752746	4.70%	88,943
2013	13.444637	17.911673	33.23%	208,743
2012	11.715434	13.444637	14.76%	32,737
2011	12.861657	11.715434	-8.91%	238,901
2010	10.913611	12.861657	17.85%	1,797
2009	7.165743	10.913611	52.30%	47,594
2008	12.958915	7.165743	-44.70%	42,083
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.631821	19.258676	-1.90%	169,501
2013	14.162046	19.631821	38.62%	176,548
2012	13.052354	14.162046	8.50%	231,467
2011	12.852816	13.052354	1.55%	24,333
2010	10.447792	12.852816	23.02%	105,930
2009	7.949641	10.447792	31.42%	8,174
2008	12.338331	7.949641	-35.57%	43,912
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.229728	17.124190	-0.61%	89,168
2013	12.296755	17.229728	40.12%	100,167
2012	10.413254	12.296755	18.09%	22,302
2011	11.721534	10.413254	-11.16%	23,217
2010	9.551093	11.721534	22.72%	2,994
2009	6.000034	9.551093	59.18%	2,100
2008	10.825434	6.000034	-44.57%	72,893
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.180544	6.247564	20.60%	26,652
2013	5.442471	5.180544	-4.81%	2,907
2012	5.920023	5.442471	-8.07%	1,430
2011	6.302933	5.920023	-6.08%	2,992
2010	6.728183	6.302933	-6.32%	2,537
2009	8.149196	6.728183	-17.44%	9,210
2008	7.869290	8.149196	3.56%	74

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.594569	17.948781	8.16%	72,558
2013	12.493796	16.594569	32.82%	27,553
2012	11.373359	12.493796	9.85%	9,636
2011	12.767844	11.373359	-10.92%	25,972
2010	11.616986	12.767844	9.91%	128,615
2009	7.610336	11.616986	52.65%	101,106
2008	14.211882	7.610336	-46.45%	38,740
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.292850	8.348044	0.67%	316
2013	7.196629	8.292850	15.23%	1,557
2012	6.996351	7.196629	2.86%	1,531
2011	8.331570	6.996351	-16.03%	17,366
2010	7.416610	8.331570	12.34%	17,604
2009	5.875082	7.416610	26.24%	26,603
2008	10.956499	5.875082	-46.38%	20,935
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.806585	27.474691	20.47%	40,888
2013	15.432824	22.806585	47.78%	23,140
2012	13.379697	15.432824	15.35%	12,040
2011	15.344596	13.379697	-12.81%	12,130
2010	12.600595	15.344596	21.78%	9,576
2009	10.942336	12.600595	15.15%	71,618
2008	14.924335	10.942336	-26.68%	5,365
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.643934	15.243427	20.56%	24,145
2013	11.343112	12.643934	11.47%	15,625
2012	11.435555	11.343112	-0.81%	13,572
2011	10.023783	11.435555	14.08%	53,065
2010	9.559927	10.023783	4.85%	48,168
2009	8.563583	9.559927	11.63%	26,070
2008	12.395598	8.563583	-30.91%	19,861
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.557674	7.321280	-23.40%	3,659
2013	10.025025	9.557674	-4.66%	1,438
2012	10.140411	10.025025	-1.14%	3,646
2011	10.731736	10.140411	-5.51%	5,407
2010	11.589553	10.731736	-7.40%	2,409
2009	11.082002	11.589553	4.58%	1,386
2008	12.871879	11.082002	-13.91%	2,369
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.045809	9.990381	-0.55%	84
2013*	10.000000	10.045809	0.46%	0

Additional Contract Options Elected Total - 1.90%
Variable account charges of the daily net assets of the variable account - 1.90%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.633984	10.733450	0.94%	27,702
2013	11.880267	10.633984	-10.49%	8,248
2012	10.274258	11.880267	15.63%	14,279
2011*	10.000000	10.274258	2.74%	21,710
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.568020	5.68%	5,853
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.602528	11.841819	11.69%	32,602
2013	10.530526	10.602528	0.68%	23,207
2012	8.261131	10.530526	27.47%	5,225
2011*	10.000000	8.261131	-17.39%	1
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.210906	11.217420	0.06%	11,048
2013	9.872729	11.210906	13.55%	2,238
2012	8.851972	9.872729	11.53%	0
2011*	10.000000	8.851972	-11.48%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.426869	6.687343	-20.64%	37,993
2013	7.771442	8.426869	8.43%	19,229
2012	7.662864	7.771442	1.42%	19,762
2011*	10.000000	7.662864	-23.37%	10,259
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.802847	9.514038	-2.95%	9,906
2013	9.512355	9.802847	3.05%	8,222
2012	9.569628	9.512355	-0.60%	8,455
2011*	10.000000	9.569628	-4.30%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.461333	12.036793	5.02%	1,857
2013	10.053264	11.461333	14.01%	0
2012	9.043970	10.053264	11.16%	0
2011*	10.000000	9.043970	-9.56%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.359647	11.367494	9.73%	2,357
2013*	10.000000	10.359647	3.60%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	10.008067	10.136714	1.29%	50,659
2013	11.152826	10.008067	-10.26%	41,934
2012	10.592798	11.152826	5.29%	44,156
2011*	10.000000	10.592798	5.93%	11,655
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.716079	18.439488	10.31%	14,589
2013	12.552008	16.716079	33.17%	8,220
2012	11.157224	12.552008	12.50%	973
2011	11.035439	11.157224	1.10%	0
2010	9.859882	11.035439	11.92%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.327946	20.321155	10.88%	4,138
2013	14.190184	18.327946	29.16%	7,815
2012	12.631867	14.190184	12.34%	257
2011	12.753196	12.631867	-0.95%	70
2010	11.467380	12.753196	11.21%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.436402	11.424501	-0.10%	4,780
2013*	10.000000	11.436402	14.36%	2,144
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.084128	12.077425	-0.06%	48,210
2013	10.771596	12.084128	12.19%	24,859
2012	9.990568	10.771596	7.82%	19,495
2011	10.573743	9.990568	-5.52%	23,925
2010*	10.000000	10.573743	5.74%	22,989
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.529405	6.940306	-18.63%	1,080
2013	9.694844	8.529405	-12.02%	215
2012	10.099740	9.694844	-4.01%	372
2011	11.792059	10.099740	-14.35%	157
2010*	10.000000	11.792059	17.92%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.133482	-8.67%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.297990	12.98%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.645353	10.426719	-2.05%	1,460
2013	10.444823	10.645353	1.92%	0
2012*	10.000000	10.444823	4.45%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.841571	8.42%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.271056	11.663338	3.48%	1,280
2013	9.966400	11.271056	13.09%	1,280
2012	9.056916	9.966400	10.04%	426
2011*	10.000000	9.056916	-9.43%	642
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.743806	13.859589	0.84%	6,876
2013	11.324995	13.743806	21.36%	3,541
2012	10.015135	11.324995	13.08%	5,122
2011	10.373869	10.015135	-3.46%	0
2010*	10.000000	10.373869	3.74%	3,145
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.506134	10.776751	2.58%	35,518
2013*	10.000000	10.506134	5.06%	9,560
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.376981	11.791918	3.65%	7,251
2013*	10.000000	11.376981	13.77%	4,779
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.256780	10.453551	1.92%	0
2013*	10.000000	10.256780	2.57%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.792813	11.964258	1.45%	28,372
2013	9.743870	11.792813	21.03%	46,030
2012	8.740117	9.743870	11.48%	33,647
2011	9.615606	8.740117	-9.10%	31,924
2010	8.517534	9.615606	12.89%	12,739
2009	6.231359	8.517534	36.69%	7,499
2008	11.167582	6.231359	-44.20%	1,355

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.898538	10.985191	0.80%	16,726
2013	9.360356	10.898538	16.43%	17,529
2012	8.492501	9.360356	10.22%	26,425
2011	9.041773	8.492501	-6.07%	31,737
2010	8.106772	9.041773	11.53%	5,868
2009	6.088582	8.106772	33.15%	2,870
2008	10.731923	6.088582	-43.27%	875
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.731081	10.711214	-0.19%	70,794
2013	9.934568	10.731081	8.02%	63,483
2012	9.145976	9.934568	8.62%	78,307
2011	9.353392	9.145976	-2.22%	90,159
2010	8.595037	9.353392	8.82%	1,598
2009	7.151089	8.595037	20.19%	316
2008	10.430170	7.151089	-31.44%	306
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.788749	7.460740	9.90%	5,384
2013	6.749025	6.788749	0.59%	4,593
2012	7.752222	6.749025	-12.94%	9,913
2011	8.652546	7.752222	-10.41%	5,369
2010	9.148074	8.652546	-5.42%	5,389
2009	9.720198	9.148074	-5.89%	9,885
2008*	10.000000	9.720198	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.257967	13.362731	0.79%	1,131
2013	11.511857	13.257967	15.17%	1,189
2012	11.243165	11.511857	2.39%	4,583
2011	12.271637	11.243165	-8.38%	4,814
2010	11.254089	12.271637	9.04%	4,664
2009	9.016828	11.254089	24.81%	9,773
2008	15.517836	9.016828	-41.89%	3,391
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.535077	8.758587	2.62%	19,911
2013	8.563248	8.535077	-0.33%	20,775
2012	8.543879	8.563248	0.23%	46,694
2011	8.428409	8.543879	1.37%	54,391
2010	8.095527	8.428409	4.11%	54,228
2009	8.536914	8.095527	-5.17%	6,852
2008	10.712219	8.536914	-20.31%	7,459
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.118037	10.156960	0.38%	15,683
2013*	10.000000	10.118037	1.18%	7,434

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.052723	10.383923	3.29%	0
2013*	10.000000	10.052723	0.53%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.997652	10.362450	3.65%	15,663
2013*	10.000000	9.997652	-0.02%	157
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.559168	12.594689	-7.11%	34,946
2013	11.051316	13.559168	22.69%	40,356
2012	9.457931	11.051316	16.85%	45,376
2011	10.394733	9.457931	-9.01%	36,122
2010*	10.000000	10.394733	3.95%	38,515
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.799432	9.162735	-6.50%	2,572
2013*	10.000000	9.799432	-2.01%	120
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.973731	9.631619	-3.43%	557
2013*	10.000000	9.973731	-0.26%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.749045	10.987096	2.21%	13,261
2013	10.100010	10.749045	6.43%	3,267
2012	9.427946	10.100010	7.13%	2,433
2011*	10.000000	9.427946	-5.72%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.762006	12.806066	8.88%	431
2013*	10.000000	11.762006	17.62%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.735436	13.110252	2.94%	62,346
2013	10.535465	12.735436	20.88%	28,782
2012	9.286026	10.535465	13.46%	27,065
2011*	10.000000	9.286026	-7.14%	643
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.800330	-2.00%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.189342	1.89%	2,791
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.737315	11.868492	1.12%	0
2013*	10.000000	11.737315	17.37%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.473153	11.458531	-0.13%	0
2013*	10.000000	11.473153	14.73%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.195903	14.544998	2.46%	1,688
2013	11.182138	14.195903	26.95%	0
2012	9.818951	11.182138	13.88%	0
2011	10.696127	9.818951	-8.20%	0
2010*	10.000000	10.696127	6.96%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.346507	12.625984	2.26%	2,545
2013	10.982299	12.346507	12.42%	1,254
2012	10.085667	10.982299	8.89%	3,378
2011	10.426067	10.085667	-3.26%	0
2010*	10.000000	10.426067	4.26%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.223249	13.574445	2.66%	51,946
2013	11.122990	13.223249	18.88%	19,720
2012	9.982779	11.122990	11.42%	0
2011	10.544462	9.982779	-5.33%	1,828
2010*	10.000000	10.544462	5.44%	2,750
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.044265	11.190207	1.32%	59,555
2013	10.734397	11.044265	2.89%	25,122
2012	10.184678	10.734397	5.40%	3,499
2011	10.242239	10.184678	-0.56%	3,487
2010*	10.000000	10.242239	2.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.272095	10.299417	0.27%	97
2013*	10.000000	10.272095	2.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.344057	10.245118	-0.96%	0
2013*	10.000000	10.344057	3.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.770596	13.093817	2.53%	63,567
2013	11.056029	12.770596	15.51%	40,932
2012	10.035066	11.056029	10.17%	13,938
2011	10.478654	10.035066	-4.23%	9,864
2010*	10.000000	10.478654	4.79%	9,864

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.576594	13.919087	2.52%	1,623
2013	11.141675	13.576594	21.85%	0
2012	9.917237	11.141675	12.35%	534
2011	10.609725	9.917237	-6.53%	0
2010*	10.000000	10.609725	6.10%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.926034	12.170839	2.05%	1,936
2013	10.934325	11.926034	9.07%	0
2012	10.134422	10.934325	7.89%	96
2011	10.363560	10.134422	-2.21%	236
2010*	10.000000	10.363560	3.64%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.305464	10.597776	2.84%	17,352
2013	10.730275	10.305464	-3.96%	9,446
2012	10.216958	10.730275	5.02%	16,962
2011*	10.000000	10.216958	2.17%	5,868
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.613769	-3.86%	26,860
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.701410	-2.99%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.195420	1.95%	8,459
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.119987	1.20%	14,403
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.306683	3.07%	6,633
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.210289	2.10%	1,763
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.286775	2.87%	1,185
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.114868	1.15%	12,288
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.251329	10.298265	0.46%	0
2013*	10.000000	10.251329	2.51%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.316114	10.290302	-0.25%	0
2013*	10.000000	10.316114	3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.274254	2.74%	5,169
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.277608	2.78%	2,641
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.205482	2.05%	35,369
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.232581	9.052548	-1.95%	333,743
2013	9.416196	9.232581	-1.95%	226,527
2012	9.603975	9.416196	-1.96%	259,332
2011	9.794442	9.603975	-1.94%	328,486
2010	9.989215	9.794442	-1.95%	213,240
2009*	10.000000	9.989215	-0.11%	73,795
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.537129	9.714332	1.86%	2,908
2013*	10.000000	9.537129	-4.63%	2,482
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.231276	12.797836	-3.28%	22,168
2013	11.145228	13.231276	18.72%	9,528
2012	9.840160	11.145228	13.26%	10,400
2011	11.104139	9.840160	-11.38%	183
2010*	10.000000	11.104139	11.04%	183
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.969361	-10.31%	5,643
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.275751	16.497891	8.00%	14,521
2013	11.590619	15.275751	31.79%	712
2012	10.178772	11.590619	13.87%	0
2011	10.727555	10.178772	-5.12%	0
2010*	10.000000	10.727555	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.373484	15.536803	8.09%	17,540
2013	10.856461	14.373484	32.40%	0
2012	9.416383	10.856461	15.29%	0
2011	10.226352	9.416383	-7.92%	494
2010*	10.000000	10.226352	2.26%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	16.006089	16.277713	1.70%	5,298
2013	11.777456	16.006089	35.90%	1,225
2012	10.477809	11.777456	12.40%	33
2011	11.183573	10.477809	-6.31%	86
2010*	10.000000	11.183573	11.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.608536	17.908984	14.74%	11,018
2013	11.732815	15.608536	33.03%	2,368
2012	10.285453	11.732815	14.07%	46
2011	10.738894	10.285453	-4.22%	0
2010*	10.000000	10.738894	7.39%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.991640	9.92%	1,605
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.698279	6.98%	12,747
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.379527	3.80%	898
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.842719	8.43%	1,015
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.279531	11.701475	26.10%	2,971
2013*	10.000000	9.279531	-7.20%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.875277	9.730524	-1.47%	17,719
2013	10.061068	9.875277	-1.85%	1,492
2012	9.912397	10.061068	1.50%	10,003
2011*	10.000000	9.912397	-0.88%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.124444	9.897618	-2.24%	10,992
2013*	10.000000	10.124444	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.622466	9.567124	-0.58%	6,132
2013*	10.000000	9.622466	-3.78%	615
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.776038	10.308134	5.44%	8,219
2013	9.594595	9.776038	1.89%	4,307
2012*	10.000000	9.594595	-4.05%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.439671	10.125939	-3.01%	34,430
2013	10.178804	10.439671	2.56%	81,464
2012*	10.000000	10.178804	1.79%	349,958
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.379324	11.386814	0.07%	5,511
2013*	10.000000	11.379324	13.79%	8,321
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.489639	10.331863	-1.50%	58,308
2013	10.686571	10.489639	-1.84%	56,585
2012	9.493832	10.686571	12.56%	50,706
2011*	10.000000	9.493832	-5.06%	144
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.533468	7.606907	-20.21%	1,964
2013	11.400766	9.533468	-16.38%	2,258
2012	11.061261	11.400766	3.07%	2,133
2011	12.201222	11.061261	-9.34%	4,350
2010*	10.000000	12.201222	22.01%	3,207
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.567344	11.501087	-0.57%	33,814
2013	12.691044	11.567344	-8.85%	14,337
2012	10.991288	12.691044	15.46%	21,242
2011	10.553828	10.991288	4.15%	6,386
2010*	10.000000	10.553828	5.54%	3,406
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.895601	10.715289	-1.65%	8,659
2013	11.893321	10.895601	-8.39%	2,659
2012	11.527337	11.893321	3.17%	1,497
2011	10.843355	11.527337	6.31%	969
2010*	10.000000	10.843355	8.43%	398
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.727910	10.745773	0.17%	17,336
2013	11.966340	10.727910	-10.35%	21,162
2012	11.421165	11.966340	4.77%	26,107
2011	10.839513	11.421165	5.37%	5,896
2010*	10.000000	10.839513	8.40%	3,513
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.378362	12.529343	1.22%	26,909
2013	11.951701	12.378362	3.57%	33,782
2012	10.674765	11.951701	11.96%	43,206
2011	10.545463	10.674765	1.23%	379,630
2010*	10.000000	10.545463	5.45%	4,316

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.919800	9.799150	-1.22%	31,172
2013	10.140629	9.919800	-2.18%	36,107
2012	9.780446	10.140629	3.68%	45,148
2011*	10.000000	9.780446	-2.20%	15,282
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.269571	10.488961	2.14%	22,700
2013	10.693354	10.269571	-3.96%	25,259
2012	9.960299	10.693354	7.36%	173,697
2011*	10.000000	9.960299	-0.40%	13,900
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.923511	10.016396	0.94%	39,377
2013*	10.000000	9.923511	-0.76%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.771082	7.499251	-14.50%	294
2013	9.145921	8.771082	-4.10%	294
2012	8.354220	9.145921	9.48%	176
2011	11.154270	8.354220	-25.10%	176
2010*	10.000000	11.154270	11.54%	620
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.871444	12.583082	-2.24%	0
2013	11.741296	12.871444	9.63%	0
2012	10.350815	11.741296	13.43%	0
2011	10.774926	10.350815	-3.94%	3,742
2010*	10.000000	10.774926	7.75%	617
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.182989	13.228265	0.34%	502
2013	12.220812	13.182989	7.87%	288,553
2012	10.921709	12.220812	11.89%	295,769
2011	10.840830	10.921709	0.75%	23,595
2010*	10.000000	10.840830	8.41%	886
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.114992	9.762137	-3.49%	450
2013	8.972732	10.114992	12.73%	450
2012	7.925046	8.972732	13.22%	1,520
2011	11.071378	7.925046	-28.42%	1,555
2010*	10.000000	11.071378	10.71%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.713882	13.759532	8.22%	68
2013	9.716039	12.713882	30.85%	1,908
2012	7.428267	9.716039	30.80%	3,974
2011*	10.000000	7.428267	-25.72%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.492889	9.464696	-0.30%	733
2013	8.174847	9.492889	16.12%	1,520
2012	7.685613	8.174847	6.37%	1,755
2011*	10.000000	7.685613	-23.14%	3,271
ProFunds - ProFund VP Bear - Q/NQ
2014	4.701419	3.952911	-15.92%	36,693
2013	6.528310	4.701419	-27.98%	32,843
2012	7.983464	6.528310	-18.23%	6,784
2011	8.935811	7.983464	-10.66%	0
2010*	10.000000	8.935811	-10.64%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.215198	26.985372	27.20%	15,097
2013	12.847063	21.215198	65.14%	13,649
2012	9.312273	12.847063	37.96%	17,060
2011*	10.000000	9.312273	-6.88%	672
ProFunds - ProFund VP Bull - Q/NQ
2014	14.383966	15.720938	9.29%	21,880
2013	11.305760	14.383966	27.23%	10,786
2012	10.124877	11.305760	11.66%	14,575
2011	10.325743	10.124877	-1.95%	502
2010*	10.000000	10.325743	3.26%	2,077
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.475103	14.563621	8.08%	3,153
2013	10.698941	13.475103	25.95%	185
2012	9.843255	10.698941	8.69%	0
2011*	10.000000	9.843255	-1.57%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.752385	17.369833	10.27%	1,057
2013	11.486104	15.752385	37.14%	1,205
2012	9.594588	11.486104	19.71%	2,235
2011*	10.000000	9.594588	-4.05%	349
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.276424	7.837417	-5.30%	2,922
2013	9.020437	8.276424	-8.25%	2,167
2012	8.633070	9.020437	4.49%	3,961
2011	10.965107	8.633070	-21.27%	464
2010*	10.000000	10.965107	9.65%	797
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.852027	11.511678	-10.43%	589
2013	10.776071	12.852027	19.26%	5,899
2012	9.426440	10.776071	14.32%	1,839
2011	10.551153	9.426440	-10.66%	1,363
2010*	10.000000	10.551153	5.51%	191

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.047859	14.445989	10.72%	2,535
2013	10.075321	13.047859	29.50%	4,566
2012	8.238621	10.075321	22.29%	4,651
2011*	10.000000	8.238621	-17.61%	1,619
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.080041	18.290208	21.29%	14,612
2013	11.004602	15.080041	37.03%	2,056
2012	9.559956	11.004602	15.11%	94
2011*	10.000000	9.559956	-4.40%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.374386	13.844967	3.52%	587
2013	9.870753	13.374386	35.50%	4,852
2012	8.693857	9.870753	13.54%	369
2011*	10.000000	8.693857	-13.06%	367
ProFunds - ProFund VP International - Q/NQ
2014	12.097175	10.899508	-9.90%	2,586
2013	10.325035	12.097175	17.16%	1,073
2012	9.083495	10.325035	13.67%	5,487
2011	10.814676	9.083495	-16.01%	715
2010*	10.000000	10.814676	8.15%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.709308	14.584220	-0.85%	707
2013	9.888367	14.709308	48.75%	1,128
2012	8.421088	9.888367	17.42%	2,285
2011*	10.000000	8.421088	-15.79%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.435858	12.586730	1.21%	2,937
2013	8.555972	12.435858	45.35%	10,030
2012	7.097620	8.555972	20.55%	303
2011	8.886029	7.097620	-20.13%	260
2010*	10.000000	8.886029	-11.14%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	16.013452	18.371374	14.72%	8,007
2013	12.162987	16.013452	31.66%	7,252
2012	10.672973	12.162987	13.96%	3,579
2011	10.728647	10.672973	-0.52%	1,782
2010*	10.000000	10.728647	7.29%	1,244
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.562729	11.852934	-12.61%	1,643
2013	11.148743	13.562729	21.65%	246
2012	11.050827	11.148743	0.89%	159
2011	11.022571	11.050827	0.26%	1,472
2010*	10.000000	11.022571	10.23%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.648757	17.143862	17.03%	3,527
2013	11.350222	14.648757	29.06%	2,331
2012	10.349547	11.350222	9.67%	141
2011*	10.000000	10.349547	3.50%	1,195
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.204024	3.138179	-25.35%	10,085
2013	6.909628	4.204024	-39.16%	18,750
2012	8.247095	6.909628	-16.22%	6,207
2011*	10.000000	8.247095	-17.53%	818
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.412136	12.763227	22.58%	12,267
2013	10.609438	10.412136	-1.86%	5,443
2012	9.234980	10.609438	14.88%	1,414
2011*	10.000000	9.234980	-7.65%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.598451	3.828216	-31.62%	6,011
2013	4.902063	5.598451	14.21%	16,748
2012	5.372430	4.902063	-8.76%	0
2011	8.766840	5.372430	-38.72%	864
2010*	10.000000	8.766840	-12.33%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.787644	14.229683	31.91%	1,823
2013	8.242758	10.787644	30.87%	0
2012	8.772888	8.242758	-6.04%	0
2011*	10.000000	8.772888	-12.27%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.509163	7.147068	-4.82%	0
2013	7.676184	7.509163	-2.18%	0
2012	9.003761	7.676184	-14.74%	0
2011	8.297736	9.003761	8.51%	1,068
2010*	10.000000	8.297736	-17.02%	1,742
ProFunds - ProFund VP Short International - Q/NQ
2014	5.145023	5.185935	0.80%	1,456
2013	6.642930	5.145023	-22.55%	1,456
2012	8.485814	6.642930	-21.72%	1,456
2011	8.500868	8.485814	-0.18%	2,256
2010*	10.000000	8.500868	-14.99%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.177888	3.302407	-20.96%	896
2013	6.035808	4.177888	-30.78%	226
2012	7.581167	6.035808	-20.38%	6,091
2011	8.636363	7.581167	-12.22%	2,752
2010*	10.000000	8.636363	-13.64%	8,774

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.261042	14.199829	15.81%	6,898
2013	9.988453	12.261042	22.75%	1,920
2012	9.235570	9.988453	8.15%	4,362
2011*	10.000000	9.235570	-7.64%	4,944
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.896607	11.730602	-1.40%	169
2013	10.826506	11.896607	9.88%	434
2012	9.476889	10.826506	14.24%	0
2011*	10.000000	9.476889	-5.23%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.589065	15.498448	33.73%	6,463
2013	14.612142	11.589065	-20.69%	3,461
2012	14.759894	14.612142	-1.00%	764
2011	10.488801	14.759894	40.72%	1,300
2010*	10.000000	10.488801	4.89%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.278631	33.668979	33.19%	2,435
2013	14.399190	25.278631	75.56%	7,988
2012	10.979964	14.399190	31.14%	354
2011	11.333261	10.979964	-3.12%	573
2010*	10.000000	11.333261	13.33%	2,452
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.793724	1.129908	-37.01%	12,378
2013	3.561662	1.793724	-49.64%	0
2012	5.608135	3.561662	-36.49%	9,969
2011	7.349324	5.608135	-23.69%	0
2010*	10.000000	7.349324	-26.51%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.747560	14.500081	23.43%	3,908
2013	10.573512	11.747560	11.10%	1,925
2012	10.769074	10.573512	-1.82%	5,334
2011*	10.000000	10.769074	7.69%	2,869
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.695650	7.803554	1.40%	161
2013	6.075559	7.695650	26.67%	24
2012	4.988555	6.075559	21.79%	21,634
2011	6.541985	4.988555	-23.75%	2,156
2010	5.902437	6.541985	10.84%	2,028
2009	6.234083	5.902437	-5.32%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	20.871749	20.093003	-3.73%	491
2013	21.024227	20.871749	-0.73%	606
2012	19.366546	21.024227	8.56%	7,134
2011	23.642695	19.366546	-18.09%	664
2010	19.035100	23.642695	24.21%	4,348
2009	12.488109	19.035100	52.43%	8,047
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.182206	27.559931	30.11%	4,689
2013	14.009560	21.182206	51.20%	1,384
2012	10.507777	14.009560	33.33%	1,659
2011	9.690044	10.507777	8.44%	1,509
2010	8.927294	9.690044	8.54%	1,341
2009	7.693812	8.927294	16.03%	208
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.438206	2.871564	-35.30%	2,319
2013	4.676672	4.438206	-5.10%	1,797
2012	4.838030	4.676672	-3.34%	2,145
2011	5.285205	4.838030	-8.46%	4,522
2010	4.989607	5.285205	5.92%	3,772
2009	4.561498	4.989607	9.39%	23,240
2008	9.126742	4.561498	-50.02%	5,053
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	24.026550	26.532714	10.43%	694
2013	19.106321	24.026550	25.75%	341
2012	17.870449	19.106321	6.92%	877
2011	16.020152	17.870449	11.55%	2,214
2010	13.930978	16.020152	15.00%	931
2009	11.927669	13.930978	16.80%	541
2008	15.879262	11.927669	-24.89%	862
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.557755	18.962826	14.53%	5,505
2013	10.379124	16.557755	59.53%	6,502
2012	9.036650	10.379124	14.86%	14,155
2011	8.448190	9.036650	6.97%	16,330
2010	6.915736	8.448190	22.16%	2,246
2009	5.153294	6.915736	34.20%	8,827
2008	13.729088	5.153294	-62.46%	8,478
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.497031	10.309059	21.33%	2,466
2013	6.416690	8.497031	32.42%	1,387
2012	6.476564	6.416690	-0.92%	0
2011	7.909232	6.476564	-18.11%	0
2010	7.362914	7.909232	7.42%	59
2009	4.369748	7.362914	68.50%	2,241
2008	8.933615	4.369748	-51.09%	92

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2014	25.024709	19.966444	-20.21%	34,207
2013	20.671188	25.024709	21.06%	11,497
2012	20.588643	20.671188	0.40%	11,295
2011	22.301608	20.588643	-7.68%	3,663
2010	19.104748	22.301608	16.73%	2,707
2009	14.068458	19.104748	35.80%	3,951
2008	26.589244	14.068458	-47.09%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	28.146616	19.499982	-30.72%	1,554
2013	23.170951	28.146616	21.47%	2,427
2012	23.537932	23.170951	-1.56%	2,264
2011	26.464710	23.537932	-11.06%	1,985
2010	21.413062	26.464710	23.59%	3,656
2009	13.446019	21.413062	59.25%	2,639
2008	32.347000	13.446019	-58.43%	13
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.289079	9.686191	-14.20%	0
2013	9.293102	11.289079	21.48%	1,085
2012	7.790861	9.293102	19.28%	414
2011	9.362886	7.790861	-16.79%	597
2010	10.702236	9.362886	-12.51%	232
2009	8.046504	10.702236	33.00%	5,228
2008	18.181405	8.046504	-55.74%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.815536	10.834818	10.38%	5,017
2013	7.848097	9.815536	25.07%	754
2012	6.524522	7.848097	20.29%	1,141
2011	7.821360	6.524522	-16.58%	0
2010	6.974926	7.821360	12.14%	0
2009	5.943880	6.974926	17.35%	4,830
2008	11.668665	5.943880	-49.06%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.403007	19.016917	32.03%	25,122
2013	17.969349	14.403007	-19.85%	854
2012	17.792952	17.969349	0.99%	6,487
2011	12.825383	17.792952	38.73%	19,900
2010	11.880225	12.825383	7.96%	7,543
2009	17.699157	11.880225	-32.88%	1,314
2008	12.464121	17.699157	42.00%	1,311

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	18.038577	22.041291	22.19%	7,320
2013	12.972669	18.038577	39.05%	6,932
2012	11.292879	12.972669	14.87%	906
2011	11.001275	11.292879	2.65%	1,155
2010	10.508668	11.001275	4.69%	813
2009	8.598342	10.508668	22.22%	666
2008	11.670726	8.598342	-26.33%	978
Rydex Variable Trust - Internet Fund - Q/NQ
2014	24.967107	24.959163	-0.03%	1,333
2013	16.837512	24.967107	48.28%	2,991
2012	14.391767	16.837512	16.99%	455
2011	16.664426	14.391767	-13.64%	861
2010	14.072345	16.664426	18.42%	1,918
2009	8.653443	14.072345	62.62%	6,861
2008	16.011012	8.653443	-45.95%	25
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.042784	0.799894	-23.29%	23,454
2013	1.895388	1.042784	-44.98%	6,836
2012	2.493050	1.895388	-23.97%	24,033
2011	3.486476	2.493050	-28.49%	9,926
2010	5.101089	3.486476	-31.65%	8,698
2009	9.399780	5.101089	-45.73%	1,661
2008	5.960336	9.399780	57.71%	3,317
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.842662	2.829086	-26.38%	378
2013	3.400167	3.842662	13.01%	112,695
2012	3.696980	3.400167	-8.03%	21,482
2011	5.420273	3.696980	-31.79%	378
2010	6.340215	5.420273	-14.51%	2,150
2009	5.415139	6.340215	17.08%	0
2008	7.913726	5.415139	-31.57%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.244590	1.946414	-13.28%	3,159
2013	3.160679	2.244590	-28.98%	3,159
2012	3.948737	3.160679	-19.96%	3,159
2011	4.345817	3.948737	-9.14%	0
2010	5.932725	4.345817	-26.75%	1,956
2009	9.348959	5.932725	-36.54%	0
2008	7.093232	9.348959	31.80%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.293293	1.031820	-20.22%	938
2013	1.859151	1.293293	-30.44%	938
2012	2.330828	1.859151	-20.24%	938
2011	2.643436	2.330828	-11.83%	938
2010	3.424339	2.643436	-22.80%	938
2009	5.828500	3.424339	-41.25%	0
2008	4.015747	5.828500	45.14%	8,886
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.017442	1.803075	-10.63%	3,958
2013	2.975488	2.017442	-32.20%	5,816
2012	3.708026	2.975488	-19.76%	8,295
2011	4.093234	3.708026	-9.41%	9,442
2010	5.768263	4.093234	-29.04%	9,646
2009	8.762071	5.768263	-34.17%	0
2008	7.166566	8.762071	22.26%	3,559
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.565843	2.152159	-16.12%	9,846
2013	3.561220	2.565843	-27.95%	9,846
2012	4.375179	3.561220	-18.60%	10,298
2011	4.905631	4.375179	-10.81%	4,662
2010	6.025067	4.905631	-18.58%	7,447
2009	8.481661	6.025067	-28.96%	0
2008	6.212111	8.481661	36.53%	3,677
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.369007	10.258860	-17.06%	0
2013	8.086492	12.369007	52.96%	66
2012	6.867119	8.086492	17.76%	682
2011	9.856801	6.867119	-30.33%	0
2010	8.686497	9.856801	13.47%	0
2009	7.163416	8.686497	21.26%	269
2008	10.900476	7.163416	-34.28%	34
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	24.116864	25.416875	5.39%	0
2013	17.271295	24.116864	39.64%	551
2012	14.519821	17.271295	18.95%	299
2011	14.453662	14.519821	0.46%	0
2010	11.309113	14.453662	27.81%	618
2009	8.435970	11.309113	34.06%	1,174
2008	16.901905	8.435970	-50.09%	0

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.188466	32.034885	9.75%	3,993
2013	19.814748	29.188466	47.31%	5,574
2012	16.254994	19.814748	21.90%	2,669
2011	17.939804	16.254994	-9.39%	1,167
2010	13.301242	17.939804	34.87%	3,298
2009	8.901786	13.301242	49.42%	4,604
2008	20.103154	8.901786	-55.72%	24
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.428077	28.695096	33.91%	4,186
2013	12.126360	21.428077	76.71%	7,830
2012	9.221252	12.126360	31.50%	420
2011	9.468266	9.221252	-2.61%	3,018
2010	7.053517	9.468266	34.23%	0
2009	3.302803	7.053517	113.56%	9,068
2008	12.294606	3.302803	-73.14%	115
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	21.900938	25.220376	15.16%	10,606
2013	16.592086	21.900938	32.00%	3,567
2012	14.492305	16.592086	14.49%	3,743
2011	14.466120	14.492305	0.18%	1,344
2010	12.451871	14.466120	16.18%	23,178
2009	8.354829	12.451871	49.04%	384
2008	14.670170	8.354829	-43.05%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.194396	17.667288	16.28%	36
2013	10.400883	15.194396	46.09%	18,868
2012	8.677738	10.400883	19.86%	501
2011	8.954509	8.677738	-3.09%	1,330
2010	7.612506	8.954509	17.63%	1,558
2009	5.729559	7.612506	32.86%	8,672
2008	12.836638	5.729559	-55.37%	179
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.408456	9.245290	-18.96%	33,945
2013	21.588629	11.408456	-47.16%	20,663
2012	22.959917	21.588629	-5.97%	16,588
2011	30.874366	22.959917	-25.63%	5,934
2010	22.804577	30.874366	35.39%	4,446
2009	15.584649	22.804577	46.33%	4,755
2008	25.873407	15.584649	-39.77%	876

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	17.909887	21.250039	18.65%	21,915
2013	17.572972	17.909887	1.92%	9,537
2012	15.144951	17.572972	16.03%	9,223
2011	15.103465	15.144951	0.27%	433
2010	12.336099	15.103465	22.43%	1,286
2009	10.043936	12.336099	22.82%	3,721
2008	17.554211	10.043936	-42.78%	2,548
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.231416	23.684696	6.54%	309
2013	16.696367	22.231416	33.15%	297
2012	14.583322	16.696367	14.49%	297
2011	14.124346	14.583322	3.25%	714
2010	11.511225	14.124346	22.70%	665
2009	8.140114	11.511225	41.41%	606
2008	12.381807	8.140114	-34.26%	948
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.666584	24.200016	2.25%	6,489
2013	15.222306	23.666584	55.47%	7,547
2012	12.715287	15.222306	19.72%	2,634
2011	14.767244	12.715287	-13.90%	22,559
2010	10.925588	14.767244	35.16%	5,220
2009	8.358586	10.925588	30.71%	5,759
2008	17.529945	8.358586	-52.32%	6,976
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.243464	17.408939	22.22%	2,782
2013	8.610211	14.243464	65.43%	1,225
2012	6.787172	8.610211	26.86%	2,793
2011	7.206480	6.787172	-5.82%	21,147
2010	5.857793	7.206480	23.02%	0
2009	4.081509	5.857793	43.52%	10,453
2008	13.003382	4.081509	-68.61%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	17.021127	18.762024	10.23%	62,159
2013	12.283915	17.021127	38.56%	32,540
2012	11.057078	12.283915	11.10%	22,807
2011	11.400604	11.057078	-3.01%	10,788
2010	9.299327	11.400604	22.60%	3,286
2009	6.441453	9.299327	44.37%	10,951
2008	10.917971	6.441453	-41.00%	98

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.331609	18.853336	8.78%	35,902
2013	12.168287	17.331609	42.43%	40,269
2012	10.153789	12.168287	19.84%	22,906
2011	10.694225	10.153789	-5.05%	7,702
2010	9.065016	10.694225	17.97%	0
2009	6.112402	9.065016	48.31%	10,774
2008	12.142084	6.112402	-49.66%	85
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.948013	22.151079	-3.47%	10,108
2013	17.459200	22.948013	31.44%	10,258
2012	15.343949	17.459200	13.79%	2,859
2011	15.752124	15.343949	-2.59%	9,893
2010	12.117325	15.752124	30.00%	2,091
2009	7.880695	12.117325	53.76%	14,784
2008	12.587699	7.880695	-37.39%	23
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.823590	18.651021	4.64%	14,181
2013	13.385338	17.823590	33.16%	8,281
2012	11.669733	13.385338	14.70%	179
2011	12.818015	11.669733	-8.96%	2,774
2010	10.882126	12.818015	17.79%	0
2009	7.148717	10.882126	52.22%	9,615
2008	12.934748	7.148717	-44.73%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.535385	19.154306	-1.95%	10,135
2013	14.099659	19.535385	38.55%	14,349
2012	13.001495	14.099659	8.45%	5,454
2011	12.809247	13.001495	1.50%	5,616
2010	10.417687	12.809247	22.96%	1,614
2009	7.930777	10.417687	31.36%	0
2008	12.315334	7.930777	-35.60%	79
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.145048	17.031346	-0.66%	21,722
2013	12.242551	17.145048	40.04%	22,340
2012	10.372641	12.242551	18.03%	18,400
2011	11.681772	10.372641	-11.21%	7,095
2010	9.523537	11.681772	22.66%	377
2009	5.985775	9.523537	59.10%	0
2008	10.805247	5.985775	-44.60%	99

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.158824	6.218194	20.54%	32,050
2013	5.422415	5.158824	-4.86%	225
2012	5.901223	5.422415	-8.11%	3,911
2011	6.286111	5.901223	-6.12%	3,343
2010	6.713645	6.286111	-6.37%	2,749
2009	8.135742	6.713645	-17.48%	0
2008	7.860291	8.135742	3.50%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.491306	17.828000	8.11%	2,890
2013	12.422379	16.491306	32.75%	481
2012	11.314130	12.422379	9.80%	1,182
2011	12.707822	11.314130	-10.97%	397
2010	11.568266	12.707822	9.85%	0
2009	7.582277	11.568266	52.57%	2,513
2008	14.166721	7.582277	-46.48%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.241238	8.291863	0.61%	486
2013	7.155481	8.241238	15.17%	0
2012	6.959901	7.155481	2.81%	0
2011	8.292387	6.959901	-16.07%	0
2010	7.385469	8.292387	12.28%	46
2009	5.853394	7.385469	26.17%	0
2008	10.921632	5.853394	-46.41%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.664592	27.289718	20.41%	1,236
2013	15.344547	22.664592	47.70%	5,152
2012	13.309965	15.344547	15.29%	289
2011	15.272394	13.309965	-12.85%	318
2010	12.547698	15.272394	21.71%	505
2009	10.901964	12.547698	15.10%	0
2008	14.876866	10.901964	-26.72%	946
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.565268	15.140863	20.50%	15,639
2013	11.278285	12.565268	11.41%	17,545
2012	11.376015	11.278285	-0.86%	19,287
2011	9.976677	11.376015	14.03%	2,256
2011	9.976677	11.376015	14.03%	2,256
2010	9.519849	9.976677	4.80%	1,343
2009	8.532025	9.519849	11.58%	4,042
2008	12.356219	8.532025	-30.95%	1,537

Additional Contract Options Elected Total - 1.95%
Variable account charges of the daily net assets of the variable account - 1.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.517550	7.286832	-23.44%	167
2013	9.988030	9.517550	-4.71%	298
2012	10.108169	9.988030	-1.19%	592
2011	10.703065	10.108169	-5.56%	2,474
2010	11.564486	10.703065	-7.45%	215
2009	11.063664	11.564486	4.53%	0
2008	12.857145	11.063664	-13.95%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.045111	9.984602	-0.60%	949
2013*	10.000000	10.045111	0.45%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.619542	10.713414	0.88%	12,881
2013	11.870191	10.619542	-10.54%	6,245
2012	10.270792	11.870191	15.57%	1,802
2011*	10.000000	10.270792	2.71%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.564420	5.64%	1,071
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.588131	11.819714	11.63%	5,915
2013	10.521595	10.588131	0.63%	3,384
2012	8.258336	10.521595	27.41%	48
2011*	10.000000	8.258336	-17.42%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.195687	11.196478	0.01%	1,638
2013	9.864349	11.195687	13.50%	2,104
2012	8.848970	9.864349	11.47%	707
2011*	10.000000	8.848970	-11.51%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.415410	6.674835	-20.68%	32,761
2013	7.764830	8.415410	8.38%	52,447
2012	7.660267	7.764830	1.37%	44,029
2011*	10.000000	7.660267	-23.40%	2,094
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.789506	9.496242	-3.00%	2,344
2013	9.504267	9.789506	3.00%	2,203
2012	9.566384	9.504267	-0.65%	0
2011*	10.000000	9.566384	-4.34%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.445745	12.014301	4.97%	0
2013	10.044714	11.445745	13.95%	0
2012	9.040905	10.044714	11.10%	0
2011*	10.000000	9.040905	-9.59%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.358925	11.360903	9.67%	104
2013*	10.000000	10.358925	3.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.994470	10.117773	1.23%	1,351
2013	11.143362	9.994470	-10.31%	910
2012	10.589224	11.143362	5.23%	3,514
2011*	10.000000	10.589224	5.89%	1,151
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.616883	18.320718	10.25%	4,184
2013	12.483877	16.616883	33.11%	0
2012	11.102336	12.483877	12.44%	0
2011	10.986742	11.102336	1.05%	0
2010	9.821370	10.986742	11.87%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.219280	20.190373	10.82%	0
2013	14.113246	18.219280	29.09%	0
2012	12.569802	14.113246	12.28%	0
2011	12.697007	12.569802	-1.00%	0
2010	11.422674	12.697007	11.16%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.432514	11.414785	-0.16%	1,272
2013*	10.000000	11.432514	14.33%	193
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.061563	12.048713	-0.11%	26,560
2013	10.756954	12.061563	12.13%	13,049
2012	9.982104	10.756954	7.76%	5,676
2011	10.570168	9.982104	-5.56%	426
2010*	10.000000	10.570168	5.70%	426
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.513486	6.923811	-18.67%	0
2013	9.681683	8.513486	-12.07%	0
2012	10.091190	9.681683	-4.06%	0
2011	11.788069	10.091190	-14.39%	0
2010*	10.000000	11.788069	17.88%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.130362	-8.70%	248

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.294148	12.94%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.636306	10.412554	-2.10%	0
2013	10.441272	10.636306	1.87%	0
2012*	10.000000	10.441272	4.41%	29,492
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.837883	8.38%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.255747	11.641559	3.43%	0
2013	9.957937	11.255747	13.03%	0
2012	9.053852	9.957937	9.99%	0
2011*	10.000000	9.053852	-9.46%	584
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.718144	13.826641	0.79%	1,009
2013	11.309616	13.718144	21.30%	1,174
2012	10.006649	11.309616	13.02%	1,331
2011	10.370362	10.006649	-3.51%	0
2010*	10.000000	10.370362	3.70%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.502557	10.767581	2.52%	4,403
2013*	10.000000	10.502557	5.03%	620
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.373109	11.781887	3.59%	1,075
2013*	10.000000	11.373109	13.73%	382
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.256070	10.447509	1.87%	0
2013*	10.000000	10.256070	2.56%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.750336	11.915074	1.40%	37,115
2013	9.713719	11.750336	20.97%	37,524
2012	8.717533	9.713719	11.43%	40,444
2011	9.595647	8.717533	-9.15%	38,539
2010	8.504191	9.595647	12.83%	39,764
2009	6.224766	8.504191	36.62%	27,913
2008	11.161473	6.224766	-44.23%	28,499

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.861516	10.942287	0.74%	27,902
2013	9.333314	10.861516	16.37%	31,949
2012	8.472293	9.333314	10.16%	32,709
2011	9.024838	8.472293	-6.12%	30,537
2010	8.095722	9.024838	11.48%	36,901
2009	6.083394	8.095722	33.08%	16,456
2008	10.728272	6.083394	-43.30%	16,912
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.692426	10.667181	-0.24%	19,542
2013	9.903828	10.692426	7.96%	20,358
2012	9.122337	9.903828	8.57%	27,506
2011	9.333959	9.122337	-2.27%	26,341
2010	8.581559	9.333959	8.77%	21,999
2009	7.143520	8.581559	20.13%	5,856
2008	10.424458	7.143520	-31.47%	5,691
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.771250	7.437713	9.84%	2,027
2013	6.735068	6.771250	0.54%	1,144
2012	7.740159	6.735068	-12.99%	1,199
2011	8.643494	7.740159	-10.45%	2,200
2010	9.143174	8.643494	-5.47%	2,386
2009	9.719939	9.143174	-5.93%	11,409
2008*	10.000000	9.719939	-2.80%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.179298	13.276683	0.74%	4,027
2013	11.449381	13.179298	15.11%	1,661
2012	11.187867	11.449381	2.34%	1,972
2011	12.217509	11.187867	-8.43%	2,237
2010	11.210162	12.217509	8.99%	2,322
2009	8.986223	11.210162	24.75%	13,836
2008	15.473081	8.986223	-41.92%	4,924
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.499947	8.718087	2.57%	6,529
2013	8.532355	8.499947	-0.38%	20,154
2012	8.517398	8.532355	0.18%	6,378
2011	8.406566	8.517398	1.32%	7,933
2010	8.078668	8.406566	4.06%	8,095
2009	8.523478	8.078668	-5.22%	17,896
2008	10.700823	8.523478	-20.35%	9,840
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.114590	10.148323	0.33%	11,895
2013*	10.000000	10.114590	1.15%	7,394

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.052019	10.377904	3.24%	0
2013*	10.000000	10.052019	0.52%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.996957	10.356440	3.60%	607
2013*	10.000000	9.996957	-0.03%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.533870	12.564787	-7.16%	9,575
2013	11.036325	13.533870	22.63%	2,245
2012	9.449932	11.036325	16.79%	5,719
2011	10.391231	9.449932	-9.06%	1,116
2010*	10.000000	10.391231	3.91%	852
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.796088	9.154931	-6.55%	0
2013*	10.000000	9.796088	-2.04%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.970328	9.623416	-3.48%	1,230
2013*	10.000000	9.970328	-0.30%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.734447	10.966581	2.16%	0
2013	10.091439	10.734447	6.37%	0
2012	9.424755	10.091439	7.07%	0
2011*	10.000000	9.424755	-5.75%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.758006	12.795178	8.82%	279
2013*	10.000000	11.758006	17.58%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.718148	13.085791	2.89%	33,432
2013	10.526520	12.718148	20.82%	48,325
2012	9.282883	10.526520	13.40%	9,354
2011*	10.000000	9.282883	-7.17%	585
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.796910	-2.03%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.185860	1.86%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.731562	11.856612	1.07%	0
2013*	10.000000	11.731562	17.32%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.467525	11.447072	-0.18%	0
2013*	10.000000	11.467525	14.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.169410	14.510439	2.41%	0
2013	11.166955	14.169410	26.89%	0
2012	9.810627	11.166955	13.83%	0
2011	10.692502	9.810627	-8.25%	0
2010*	10.000000	10.692502	6.93%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.323472	12.596006	2.21%	9,480
2013	10.967397	12.323472	12.36%	0
2012	10.077130	10.967397	8.83%	0
2011	10.422538	10.077130	-3.31%	0
2010*	10.000000	10.422538	4.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.198565	13.542191	2.60%	18,459
2013	11.107892	13.198565	18.82%	31,162
2012	9.974326	11.107892	11.36%	31,343
2011	10.540898	9.974326	-5.37%	18,877
2010*	10.000000	10.540898	5.41%	20,129
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.023645	11.163625	1.27%	6,940
2013	10.719827	11.023645	2.83%	9,734
2012	10.176054	10.719827	5.34%	2,514
2011	10.238781	10.176054	-0.61%	0
2010*	10.000000	10.238781	2.39%	3,844
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.271377	10.293446	0.21%	549
2013*	10.000000	10.271377	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.343332	10.239185	-1.01%	0
2013*	10.000000	10.343332	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.746733	13.062684	2.48%	27,626
2013	11.041001	12.746733	15.45%	17,218
2012	10.026563	11.041001	10.12%	10,390
2011	10.475115	10.026563	-4.28%	9,424
2010*	10.000000	10.475115	4.75%	9,864

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.551233	13.886016	2.47%	2,532
2013	11.126535	13.551233	21.79%	1,990
2012	9.908831	11.126535	12.29%	724
2011	10.606137	9.908831	-6.57%	0
2010*	10.000000	10.606137	6.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.903770	12.141911	2.00%	0
2013	10.919486	11.903770	9.01%	0
2012	10.125841	10.919486	7.84%	0
2011	10.360052	10.125841	-2.26%	0
2010*	10.000000	10.360052	3.60%	567
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.291462	10.577975	2.78%	6,117
2013	10.721168	10.291462	-4.01%	0
2012	10.213506	10.721168	4.97%	6,438
2011*	10.000000	10.213506	2.14%	1,060
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.610399	-3.90%	306
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.698110	-3.02%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.191938	1.92%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.116451	1.16%	605
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.303084	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.206727	2.07%	5,816
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.283184	2.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.111331	1.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.250610	10.292293	0.41%	221
2013*	10.000000	10.250610	2.51%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.315397	10.284346	-0.30%	0
2013*	10.000000	10.315397	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.270668	2.71%	14,709
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.274019	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.201905	2.02%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.213500	9.029230	-2.00%	46,267
2013	9.401529	9.213500	-2.00%	82,799
2012	9.593927	9.401529	-2.01%	88,591
2011	9.789172	9.593927	-1.99%	88,722
2010	9.988936	9.789172	-2.00%	12,645
2009*	10.000000	9.988936	-0.11%	35,912
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.533877	9.706060	1.81%	1,505
2013*	10.000000	9.533877	-4.66%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.206586	12.767430	-3.33%	428
2013	11.130100	13.206586	18.66%	0
2012	9.831826	11.130100	13.20%	0
2011	11.100395	9.831826	-11.43%	0
2010*	10.000000	11.100395	11.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.966221	-10.34%	2,238
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.247214	16.458672	7.95%	4,148
2013	11.574874	15.247214	31.73%	4,077
2012	10.170144	11.574874	13.81%	3,785
2011	10.723928	10.170144	-5.16%	3,785
2010*	10.000000	10.723928	7.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.346669	15.499915	8.04%	6,101
2013	10.841732	14.346669	32.33%	5,204
2012	9.408415	10.841732	15.23%	4,805
2011	10.222897	9.408415	-7.97%	2,748
2010*	10.000000	10.222897	2.23%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.976242	16.239073	1.65%	2,027
2013	11.761483	15.976242	35.84%	1,342
2012	10.468943	11.761483	12.35%	970
2011	11.179792	10.468943	-6.36%	970
2010*	10.000000	11.179792	11.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.579398	17.866434	14.68%	2,975
2013	11.716880	15.579398	32.97%	1,833
2012	10.276743	11.716880	14.01%	1,412
2011	10.735264	10.276743	-4.27%	1,412
2010*	10.000000	10.735264	7.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.987807	9.88%	5,197
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.694549	6.95%	1,895
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.375903	3.76%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.838927	8.39%	430
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.276363	11.691522	26.04%	2,679
2013*	10.000000	9.276363	-7.24%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.861857	9.712351	-1.52%	16,652
2013	10.052529	9.861857	-1.90%	7,346
2012	9.909054	10.052529	1.45%	21,386
2011*	10.000000	9.909054	-0.91%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.123738	9.891886	-2.29%	0
2013*	10.000000	10.123738	1.24%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.619192	9.558982	-0.63%	13,947
2013*	10.000000	9.619192	-3.81%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.768284	10.294701	5.39%	1,029
2013	9.591879	9.768284	1.84%	74
2012*	10.000000	9.591879	-4.08%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.431393	10.112755	-3.05%	8,391
2013	10.175922	10.431393	2.51%	8,408
2012*	10.000000	10.175922	1.76%	32,806
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.375454	11.377136	0.01%	529
2013*	10.000000	11.375454	13.75%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.475375	10.312546	-1.55%	4,755
2013	10.677486	10.475375	-1.89%	45,314
2012	9.490611	10.677486	12.51%	22,633
2011*	10.000000	9.490611	-5.09%	295
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.515685	7.588846	-20.25%	692
2013	11.385301	9.515685	-16.42%	746
2012	11.051904	11.385301	3.02%	510
2011	12.197097	11.051904	-9.39%	92
2010*	10.000000	12.197097	21.97%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.545741	11.473752	-0.62%	200
2013	12.673798	11.545741	-8.90%	2,041
2012	10.981983	12.673798	15.41%	13,705
2011	10.550260	10.981983	4.09%	2,491
2010*	10.000000	10.550260	5.50%	200
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.875211	10.689780	-1.71%	1,299
2013	11.877127	10.875211	-8.44%	586
2012	11.517525	11.877127	3.12%	200
2011	10.839642	11.517525	6.25%	8,269
2010*	10.000000	10.839642	8.40%	200
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.707878	10.720227	0.12%	1,512
2013	11.950092	10.707878	-10.40%	919
2012	11.411485	11.950092	4.72%	201
2011	10.835845	11.411485	5.31%	201
2010*	10.000000	10.835845	8.36%	201
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.355260	12.499580	1.17%	1,016
2013	11.935477	12.355260	3.52%	1,016
2012	10.665729	11.935477	11.90%	956
2011	10.541896	10.665729	1.17%	4,800
2010*	10.000000	10.541896	5.42%	1,234

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.906268	9.780780	-1.27%	1,839
2013	10.131966	9.906268	-2.23%	2,611
2012	9.777093	10.131966	3.63%	1,037
2011*	10.000000	9.777093	-2.23%	265
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.255615	10.469358	2.08%	5,285
2013	10.684266	10.255615	-4.01%	5,777
2012	9.956927	10.684266	7.30%	16,066
2011*	10.000000	9.956927	-0.43%	919
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.922817	10.010581	0.88%	1,061
2013*	10.000000	9.922817	-0.77%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.754700	7.481417	-14.54%	0
2013	9.133492	8.754700	-4.15%	0
2012	8.347133	9.133492	9.42%	0
2011	11.150501	8.347133	-25.14%	0
2010*	10.000000	11.150501	11.51%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.847355	12.553125	-2.29%	0
2013	11.725300	12.847355	9.57%	4,519
2012	10.342006	11.725300	13.38%	5,016
2011	10.771236	10.342006	-3.98%	2,795
2010*	10.000000	10.771236	7.71%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.158384	13.196850	0.29%	2,941
2013	12.204219	13.158384	7.82%	40,495
2012	10.912464	12.204219	11.84%	44,956
2011	10.837169	10.912464	0.69%	1,772
2010*	10.000000	10.837169	8.37%	543
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.096121	9.738964	-3.54%	114
2013	8.960556	10.096121	12.67%	0
2012	7.918333	8.960556	13.16%	1,782
2011	11.067644	7.918333	-28.46%	0
2010*	10.000000	11.067644	10.68%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.696584	13.733802	8.17%	1,396
2013	9.707767	12.696584	30.79%	506
2012	7.425739	9.707767	30.73%	22,188
2011*	10.000000	7.425739	-25.74%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.479989	9.447007	-0.35%	3,301
2013	8.167896	9.479989	16.06%	0
2012	7.683006	8.167896	6.31%	0
2011*	10.000000	7.683006	-23.17%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.692639	3.943513	-15.96%	0
2013	6.519455	4.692639	-28.02%	0
2012	7.976715	6.519455	-18.27%	0
2011	8.932793	7.976715	-10.70%	2,353
2010*	10.000000	8.932793	-10.67%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.186391	26.934996	27.13%	1,222
2013	12.836147	21.186391	65.05%	733
2012	9.309114	12.836147	37.89%	428
2011*	10.000000	9.309114	-6.91%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.357139	15.683625	9.24%	11,113
2013	11.290423	14.357139	27.16%	3,320
2012	10.116309	11.290423	11.61%	10,429
2011	10.322252	10.116309	-2.00%	15,400
2010*	10.000000	10.322252	3.22%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.456782	14.536416	8.02%	6,253
2013	10.689844	13.456782	25.88%	0
2012	9.839918	10.689844	8.64%	128
2011*	10.000000	9.839918	-1.60%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.730994	17.337402	10.21%	5,534
2013	11.476345	15.730994	37.07%	640
2012	9.591346	11.476345	19.65%	121
2011*	10.000000	9.591346	-4.09%	1,130
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.260973	7.818791	-5.35%	2,018
2013	9.008183	8.260973	-8.29%	2,570
2012	8.625750	9.008183	4.43%	4,702
2011	10.961398	8.625750	-21.31%	0
2010*	10.000000	10.961398	9.61%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.828042	11.484327	-10.47%	521
2013	10.761448	12.828042	19.20%	2,416
2012	9.418458	10.761448	14.26%	905
2011	10.547587	9.418458	-10.71%	0
2010*	10.000000	10.547587	5.48%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	13.030174	14.419051	10.66%	1,408
2013	10.066787	13.030174	29.44%	155
2012	8.235838	10.066787	22.23%	0
2011*	10.000000	8.235838	-17.64%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.059538	18.256039	21.23%	8,723
2013	10.995247	15.059538	36.96%	619
2012	9.556715	10.995247	15.05%	0
2011*	10.000000	9.556715	-4.43%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.356175	13.819055	3.47%	1,181
2013	9.862348	13.356175	35.43%	2,638
2012	8.690901	9.862348	13.48%	1,990
2011*	10.000000	8.690901	-13.09%	1,353
ProFunds - ProFund VP International - Q/NQ
2014	12.074598	10.873616	-9.95%	470
2013	10.311017	12.074598	17.10%	4,386
2012	9.075806	10.311017	13.61%	4,121
2011	10.811023	9.075806	-16.05%	0
2010*	10.000000	10.811023	8.11%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.689343	14.556999	-0.90%	2,796
2013	9.879976	14.689343	48.68%	641
2012	8.418235	9.879976	17.36%	0
2011*	10.000000	8.418235	-15.82%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.412646	12.556828	1.16%	0
2013	8.544355	12.412646	45.27%	0
2012	7.091612	8.544355	20.49%	2,346
2011	8.883019	7.091612	-20.17%	0
2010*	10.000000	8.883019	-11.17%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.983585	18.327755	14.67%	11,029
2013	12.146490	15.983585	31.59%	2,130
2012	10.663941	12.146490	13.90%	2,382
2011	10.725027	10.663941	-0.57%	3,566
2010*	10.000000	10.725027	7.25%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.537414	11.824769	-12.65%	1,974
2013	11.133619	13.537414	21.59%	0
2012	11.041482	11.133619	0.83%	0
2011	11.018852	11.041482	0.21%	0
2010*	10.000000	11.018852	10.19%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.628843	17.111823	16.97%	5,066
2013	11.340575	14.628843	29.00%	699
2012	10.346039	11.340575	9.61%	1,439
2011*	10.000000	10.346039	3.46%	1,192
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.198299	3.132302	-25.39%	3,833
2013	6.903745	4.198299	-39.19%	0
2012	8.244302	6.903745	-16.26%	0
2011*	10.000000	8.244302	-17.56%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.397981	12.739388	22.52%	159
2013	10.600425	10.397981	-1.91%	159
2012	9.231854	10.600425	14.82%	0
2011*	10.000000	9.231854	-7.68%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.587981	3.819103	-31.66%	7,846
2013	4.895394	5.587981	14.15%	4,494
2012	5.367866	4.895394	-8.80%	0
2011	8.763863	5.367866	-38.75%	0
2010*	10.000000	8.763863	-12.36%	314
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.773004	14.203143	31.84%	0
2013	8.235764	10.773004	30.81%	0
2012	8.769925	8.235764	-6.09%	0
2011*	10.000000	8.769925	-12.30%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.495158	7.130104	-4.87%	0
2013	7.665763	7.495158	-2.23%	250
2012	8.996138	7.665763	-14.79%	0
2011	8.294921	8.996138	8.45%	337
2010*	10.000000	8.294921	-17.05%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.135410	5.173604	0.74%	0
2013	6.633894	5.135410	-22.59%	0
2012	8.478621	6.633894	-21.76%	0
2011	8.497986	8.478621	-0.23%	707
2010*	10.000000	8.497986	-15.02%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.170080	3.294561	-21.00%	0
2013	6.027607	4.170080	-30.82%	0
2012	7.574743	6.027607	-20.42%	0
2011	8.633440	7.574743	-12.26%	0
2010*	10.000000	8.633440	-13.67%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.244357	14.173273	15.75%	2,271
2013	9.979955	12.244357	22.69%	87
2012	9.232443	9.979955	8.10%	0
2011*	10.000000	9.232443	-7.68%	1,184
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.880437	11.708675	-1.45%	190
2013	10.817302	11.880437	9.83%	0
2012	9.473672	10.817302	14.18%	0
2011*	10.000000	9.473672	-5.26%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.567424	15.461627	33.67%	6,323
2013	14.592279	11.567424	-20.73%	0
2012	14.747378	14.592279	-1.05%	0
2011	10.485252	14.747378	40.65%	2,470
2010*	10.000000	10.485252	4.85%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.231500	33.589091	33.12%	653
2013	14.379667	25.231500	75.47%	4,740
2012	10.970682	14.379667	31.07%	1,156
2011	11.329441	10.970682	-3.17%	0
2010*	10.000000	11.329441	13.29%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.790373	1.127221	-37.04%	16,827
2013	3.556820	1.790373	-49.66%	7,361
2012	5.603381	3.556820	-36.52%	2,193
2011	7.346831	5.603381	-23.73%	140
2010*	10.000000	7.346831	-26.53%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.731606	14.473013	23.37%	2,563
2013	10.564535	11.731606	11.05%	286
2012	10.765432	10.564535	-1.87%	5,544
2011*	10.000000	10.765432	7.65%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.647694	7.750968	1.35%	1,073
2013	6.040781	7.647694	26.60%	752
2012	4.962538	6.040781	21.73%	1,660
2011	6.511186	4.962538	-23.78%	0
2010	5.877640	6.511186	10.78%	0
2009	6.211069	5.877640	-5.37%	0
2008	10.772976	6.211069	-42.35%	1,262

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	20.741733	19.957644	-3.78%	604
2013	20.903934	20.741733	-0.78%	460
2012	19.265583	20.903934	8.50%	550
2011	23.531433	19.265583	-18.13%	619
2010	18.955173	23.531433	24.14%	361
2009	12.442011	18.955173	52.35%	5,135
2008	23.253194	12.442011	-46.49%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.050334	27.374397	30.04%	2,783
2013	13.929443	21.050334	51.12%	2,270
2012	10.453027	13.929443	33.26%	466
2011	9.644453	10.453027	8.38%	1,517
2010	8.889819	9.644453	8.49%	466
2009	7.665417	8.889819	15.97%	50
2008	8.866134	7.665417	-13.54%	727
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.419565	2.858044	-35.33%	54,430
2013	4.659413	4.419565	-5.15%	1,501
2012	4.822642	4.659413	-3.38%	2,142
2011	5.271072	4.822642	-8.51%	5,304
2010	4.978802	5.271072	5.87%	5,355
2009	4.553947	4.978802	9.33%	8,816
2008	9.116295	4.553947	-50.05%	5,731
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.876962	26.354082	10.37%	1,876
2013	18.997051	23.876962	25.69%	0
2012	17.777331	18.997051	6.86%	832
2011	15.944793	17.777331	11.49%	1,392
2010	13.872511	15.944793	14.94%	621
2009	11.883665	13.872511	16.74%	3,272
2008	15.828761	11.883665	-24.92%	79
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.476324	18.859942	14.47%	3,402
2013	10.333344	16.476324	59.45%	1,995
2012	9.001392	10.333344	14.80%	1,909
2011	8.419509	9.001392	6.91%	16,139
2010	6.895770	8.419509	22.10%	445
2009	5.141044	6.895770	34.13%	0
2008	13.703486	5.141044	-62.48%	786

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.444085	10.239597	21.26%	0
2013	6.379951	8.444085	32.35%	0
2012	6.442787	6.379951	-0.98%	0
2011	7.872001	6.442787	-18.16%	288
2010	7.331995	7.872001	7.37%	0
2009	4.353613	7.331995	68.41%	6,607
2008	8.905174	4.353613	-51.11%	1,850
Rydex Variable Trust - Energy Fund - Q/NQ
2014	24.868839	19.831941	-20.25%	1,132
2013	20.552896	24.868839	21.00%	850
2012	20.481294	20.552896	0.35%	802
2011	22.196633	20.481294	-7.73%	876
2010	19.024507	22.196633	16.67%	114
2009	14.016523	19.024507	35.73%	1,603
2008	26.504631	14.016523	-47.12%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	27.971260	19.368588	-30.76%	319
2013	23.038347	27.971260	21.41%	125
2012	23.415204	23.038347	-1.61%	289
2011	26.340134	23.415204	-11.10%	0
2010	21.323120	26.340134	23.53%	114
2009	13.396371	21.323120	59.17%	2,146
2008	32.244088	13.396371	-58.45%	271
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.218764	9.620951	-14.24%	378
2013	9.239934	11.218764	21.42%	439
2012	7.750237	9.239934	19.22%	2,062
2011	9.318827	7.750237	-16.83%	521
2010	10.657308	9.318827	-12.56%	521
2009	8.016806	10.657308	32.94%	3,565
2008	18.123580	8.016806	-55.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.754378	10.761823	10.33%	13,464
2013	7.803178	9.754378	25.01%	3,045
2012	6.490488	7.803178	20.22%	3,534
2011	7.784542	6.490488	-16.62%	2,746
2010	6.945625	7.784542	12.08%	0
2009	5.921934	6.945625	17.29%	5,875
2008	11.631559	5.921934	-49.09%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.313312	18.888858	31.97%	7,036
2013	17.866555	14.313312	-19.89%	18,933
2012	17.700223	17.866555	0.94%	3,729
2011	12.765034	17.700223	38.66%	16,131
2010	11.830356	12.765034	7.90%	4,270
2009	17.633853	11.830356	-32.91%	19,120
2008	12.424467	17.633853	41.93%	7,814
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	17.926322	21.892972	22.13%	2,448
2013	12.898498	17.926322	38.98%	6,829
2012	11.234058	12.898498	14.82%	1,468
2011	10.949544	11.234058	2.60%	2,292
2010	10.464583	10.949544	4.63%	736
2009	8.566636	10.464583	22.16%	3,386
2008	11.633633	8.566636	-26.36%	1,156
Rydex Variable Trust - Internet Fund - Q/NQ
2014	24.811640	24.791101	-0.08%	0
2013	16.741200	24.811640	48.21%	406
2012	14.316764	16.741200	16.93%	0
2011	16.586017	14.316764	-13.68%	242
2010	14.013274	16.586017	18.36%	224
2009	8.621506	14.013274	62.54%	8,215
2008	15.960109	8.621506	-45.98%	500
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.037657	0.795556	-23.33%	7,883
2013	1.887025	1.037657	-45.01%	2,193
2012	2.483323	1.887025	-24.01%	4,471
2011	3.474640	2.483323	-28.53%	3,776
2010	5.086366	3.474640	-31.69%	0
2009	9.377452	5.086366	-45.76%	0
2008	5.949216	9.377452	57.63%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.821786	2.812281	-26.41%	52,188
2013	3.383419	3.821786	12.96%	49,232
2012	3.680664	3.383419	-8.08%	9,620
2011	5.399095	3.680664	-31.83%	943
2010	6.318667	5.399095	-14.55%	1,977
2009	5.399504	6.318667	17.02%	0
2008	7.894912	5.399504	-31.61%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.233567	1.935876	-13.33%	0
2013	3.146758	2.233567	-29.02%	0
2012	3.933359	3.146758	-20.00%	2,116
2011	4.331096	3.933359	-9.18%	0
2010	5.915645	4.331096	-26.79%	0
2009	9.326778	5.915645	-36.57%	0
2008	7.080005	9.326778	31.73%	129
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.285222	1.024855	-20.26%	0
2013	1.848493	1.285222	-30.47%	4,431
2012	2.318664	1.848493	-20.28%	0
2011	2.630977	2.318664	-11.87%	0
2010	3.409953	2.630977	-22.84%	0
2009	5.806970	3.409953	-41.28%	0
2008	4.002953	5.806970	45.07%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.007510	1.793276	-10.67%	465
2013	2.962359	2.007510	-32.23%	2,850
2012	3.693555	2.962359	-19.80%	0
2011	4.079341	3.693555	-9.46%	47,378
2010	5.751637	4.079341	-29.08%	0
2009	8.741279	5.751637	-34.20%	0
2008	7.153192	8.741279	22.20%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.549863	2.137651	-16.17%	0
2013	3.540848	2.549863	-27.99%	0
2012	4.352374	3.540848	-18.65%	2,926
2011	4.882545	4.352374	-10.86%	463
2010	5.999770	4.882545	-18.62%	0
2009	8.450369	5.999770	-29.00%	0
2008	6.192364	8.450369	36.46%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.291922	10.189728	-17.10%	1,084
2013	8.040200	12.291922	52.88%	690
2012	6.831300	8.040200	17.70%	782
2011	9.810404	6.831300	-30.37%	818
2010	8.650018	9.810404	13.41%	818
2009	7.136973	8.650018	21.20%	660
2008	10.865777	7.136973	-34.32%	691

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	23.966576	25.245603	5.34%	0
2013	17.172421	23.966576	39.56%	0
2012	14.444083	17.172421	18.89%	296
2011	14.385597	14.444083	0.41%	336
2010	11.261597	14.385597	27.74%	392
2009	8.404812	11.261597	33.99%	3,564
2008	16.848111	8.404812	-50.11%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.006620	31.819072	9.70%	536
2013	19.701335	29.006620	47.23%	983
2012	16.170227	19.701335	21.84%	1,087
2011	17.855354	16.170227	-9.44%	705
2010	13.245371	17.855354	34.80%	353
2009	8.868917	13.245371	49.35%	0
2008	20.039197	8.868917	-55.74%	479
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.294537	28.501739	33.85%	3,062
2013	12.056926	21.294537	76.62%	15,957
2012	9.173130	12.056926	31.44%	53
2011	9.423647	9.173130	-2.66%	0
2010	7.023845	9.423647	34.17%	0
2009	3.290594	7.023845	113.45%	1,835
2008	12.255463	3.290594	-73.15%	2,319
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	21.764569	25.050573	15.10%	11,907
2013	16.497187	21.764569	31.93%	3,240
2012	14.416779	16.497187	14.43%	4,191
2011	14.398062	14.416779	0.13%	3,887
2010	12.399605	14.398062	16.12%	2,682
2009	8.323997	12.399605	48.96%	11,748
2008	14.623523	8.323997	-43.08%	38
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.099801	17.548341	16.22%	3,936
2013	10.341402	15.099801	46.01%	10,438
2012	8.632519	10.341402	19.80%	4,218
2011	8.912390	8.632519	-3.14%	4,481
2010	7.580555	8.912390	17.57%	4,653
2009	5.708406	7.580555	32.80%	25,946
2008	12.795808	5.708406	-55.39%	3,718

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.337308	9.182932	-19.00%	6,325
2013	21.464976	11.337308	-47.18%	4,997
2012	22.840096	21.464976	-6.02%	4,248
2011	30.728894	22.840096	-25.67%	1,943
2010	22.708696	30.728894	35.32%	1,985
2009	15.527069	22.708696	46.25%	3,461
2008	25.791016	15.527069	-39.80%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	17.798275	21.106868	18.59%	5,491
2013	17.472370	17.798275	1.87%	384
2012	15.065953	17.472370	15.97%	970
2011	15.032329	15.065953	0.22%	1,469
2010	12.284253	15.032329	22.37%	1,564
2009	10.006843	12.284253	22.76%	3,381
2008	17.498368	10.006843	-42.81%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.092894	23.525118	6.48%	0
2013	16.600790	22.092894	33.08%	0
2012	14.507264	16.600790	14.43%	0
2011	14.057840	14.507264	3.20%	2,181
2010	11.462870	14.057840	22.64%	0
2009	8.110062	11.462870	41.34%	3,078
2008	12.342395	8.110062	-34.29%	113
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.519193	24.037030	2.20%	5,556
2013	15.135220	23.519193	55.39%	1,639
2012	12.649003	15.135220	19.66%	16,326
2011	14.697746	12.649003	-13.94%	2,744
2010	10.879709	14.697746	35.09%	1,243
2009	8.327737	10.879709	30.64%	1,341
2008	17.474193	8.327737	-52.34%	505
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.154670	17.291586	22.16%	3,215
2013	8.560896	14.154670	65.34%	23,594
2012	6.751747	8.560896	26.80%	1,025
2011	7.172518	6.751747	-5.87%	3,282
2010	5.833164	7.172518	22.96%	0
2009	4.066434	5.833164	43.45%	0
2008	12.962003	4.066434	-68.63%	0

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.937453	18.660276	10.17%	25,190
2013	12.229754	16.937453	38.49%	2,750
2012	11.013950	12.229754	11.04%	400
2011	11.361924	11.013950	-3.06%	3,195
2010	9.272502	11.361924	22.53%	2,758
2009	6.426151	9.272502	44.29%	9,468
2008	10.897612	6.426151	-41.03%	7,177
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.246411	18.751102	8.72%	8,597
2013	12.114640	17.246411	42.36%	10,124
2012	10.114193	12.114640	19.78%	3,445
2011	10.657948	10.114193	-5.10%	4,464
2010	9.038866	10.657948	17.91%	57,420
2009	6.097872	9.038866	48.23%	7,596
2008	12.119441	6.097872	-49.69%	6,226
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.835154	22.030900	-3.52%	1,970
2013	17.382194	22.835154	31.37%	3,671
2012	15.284088	17.382194	13.73%	116
2011	15.698663	15.284088	-2.64%	1,681
2010	12.082352	15.698663	29.93%	1,234
2009	7.861955	12.082352	53.68%	12,091
2008	12.564193	7.861955	-37.43%	1,658
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.735958	18.549856	4.59%	1,103
2013	13.326322	17.735958	33.09%	1,199
2012	11.624215	13.326322	14.64%	1,316
2011	12.774524	11.624215	-9.00%	751
2010	10.850728	12.774524	17.73%	751
2009	7.131729	10.850728	52.15%	7,042
2008	12.910624	7.131729	-44.76%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.439324	19.050391	-2.00%	3,687
2013	14.037476	19.439324	38.48%	2,735
2012	12.950787	14.037476	8.39%	818
2011	12.765784	12.950787	1.45%	848
2010	10.387629	12.765784	22.89%	1,076
2009	7.911937	10.387629	31.29%	1,338
2008	12.292366	7.911937	-35.64%	5,800

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	17.060738	16.938945	-0.71%	696
2013	12.188556	17.060738	39.97%	1,544
2012	10.332171	12.188556	17.97%	1,990
2011	11.642127	10.332171	-11.25%	917
2010	9.496068	11.642127	22.60%	917
2009	5.971548	9.496068	59.02%	1,700
2008	10.785076	5.971548	-44.63%	7,252
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.137188	6.188961	20.47%	9,851
2013	5.402429	5.137188	-4.91%	11,582
2012	5.882480	5.402429	-8.16%	0
2011	6.269317	5.882480	-6.17%	5,023
2010	6.699137	6.269317	-6.42%	0
2009	8.122304	6.699137	-17.52%	0
2008	7.851309	8.122304	3.45%	205
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.388518	17.707847	8.05%	1,707
2013	12.351253	16.388518	32.69%	1,418
2012	11.255108	12.351253	9.74%	1,418
2011	12.647966	11.255108	-11.01%	1,596
2010	11.519651	12.647966	9.79%	0
2009	7.554267	11.519651	52.49%	3,592
2008	14.121626	7.554267	-46.51%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.189888	8.235992	0.56%	0
2013	7.114529	8.189888	15.11%	0
2012	6.923626	7.114529	2.76%	0
2011	8.253353	6.923626	-16.11%	0
2010	7.354456	8.253353	12.22%	0
2009	5.831783	7.354456	26.11%	0
2008	10.886887	5.831783	-46.43%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.523475	27.105985	20.35%	1,406
2013	15.256775	22.523475	47.63%	1,608
2012	13.240595	15.256775	15.23%	1,464
2011	15.200538	13.240595	-12.89%	853
2010	12.495025	15.200538	21.65%	937
2009	10.861746	12.495025	15.04%	0
2008	14.829560	10.861746	-26.76%	858

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.486991	15.038888	20.44%	1,178
2013	11.213746	12.486991	11.35%	0
2012	11.316708	11.213746	-0.91%	911
2011	9.929708	11.316708	13.97%	3,521
2010	9.479853	9.929708	4.75%	1,342
2009	8.500521	9.479853	11.52%	0
2008	12.316886	8.500521	-30.98%	134
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.477637	7.252572	-23.48%	11,354
2013	9.951219	9.477637	-4.76%	1,426
2012	10.076049	9.951219	-1.24%	0
2011	10.674490	10.076049	-5.61%	0
2010	11.539485	10.674490	-7.50%	280
2009	11.045387	11.539485	4.47%	0
2008	12.842458	11.045387	-13.99%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.044407	9.978813	-0.65%	849
2013*	10.000000	10.044407	0.44%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.605108	10.693394	0.83%	1,144
2013	11.860112	10.605108	-10.58%	576
2012	10.267318	11.860112	15.51%	509
2011*	10.000000	10.267318	2.67%	573
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.560825	5.61%	243
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.573738	11.797631	11.57%	933
2013	10.512647	10.573738	0.58%	135
2012	8.255534	10.512647	27.34%	0
2011*	10.000000	8.255534	-17.44%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.180481	11.175564	-0.04%	1,100
2013	9.855978	11.180481	13.44%	1,046
2012	8.845980	9.855978	11.42%	1,186
2011*	10.000000	8.845980	-11.54%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.403962	6.662343	-20.72%	2,064
2013	7.758228	8.403962	8.32%	1,068
2012	7.657669	7.758228	1.31%	178
2011*	10.000000	7.657669	-23.42%	752

Additional Contract Options Elected Total - 2.00%
Variable account charges of the daily net assets of the variable account - 2.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.776217	9.478516	-3.05%	580
2013	9.496189	9.776217	2.95%	224
2012	9.563150	9.496189	-0.70%	0
2011*	10.000000	9.563150	-4.37%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.430186	11.991853	4.91%	0
2013	10.036177	11.430186	13.89%	0
2012	9.037847	10.036177	11.05%	0
2011*	10.000000	9.037847	-9.62%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.358200	11.354315	9.62%	0
2013*	10.000000	10.358200	3.58%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.980867	10.098860	1.18%	0
2013	11.133880	9.980867	-10.36%	0
2012	10.585628	11.133880	5.18%	29,994
2011*	10.000000	10.585628	5.86%	25,283
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	16.518235	18.202660	10.20%	0
2013	12.416100	16.518235	33.04%	0
2012	11.047712	12.416100	12.39%	0
2011	10.938249	11.047712	1.00%	0
2010	9.783000	10.938249	11.81%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	18.110985	20.060137	10.76%	0
2013	14.036512	18.110985	29.03%	0
2012	12.507859	14.036512	12.22%	0
2011	12.640868	12.507859	-1.05%	0
2010	11.377968	12.640868	11.10%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.428610	11.405072	-0.21%	0
2013*	10.000000	11.428610	14.29%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.039030	12.020061	-0.16%	0
2013	10.742348	12.039030	12.07%	0
2012	9.973646	10.742348	7.71%	0
2011	10.566598	9.973646	-5.61%	0
2010*	10.000000	10.566598	5.67%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.497567	6.907338	-18.71%	0
2013	9.668519	8.497567	-12.11%	0
2012	10.082635	9.668519	-4.11%	0
2011	11.784078	10.082635	-14.44%	0
2010*	10.000000	11.784078	17.84%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.127252	-8.73%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.290291	12.90%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.627262	10.398386	-2.15%	0
2013	10.437716	10.627262	1.82%	0
2012*	10.000000	10.437716	4.38%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.834176	8.34%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.240420	11.619770	3.37%	0
2013	9.949459	11.240420	12.98%	0
2012	9.050781	9.949459	9.93%	0
2011*	10.000000	9.050781	-9.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.692515	13.793781	0.74%	0
2013	11.294240	13.692515	21.23%	0
2012	9.998157	11.294240	12.96%	0
2011	10.366852	9.998157	-3.56%	0
2010*	10.000000	10.366852	3.67%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.498973	10.758425	2.47%	7,113
2013*	10.000000	10.498973	4.99%	7,683
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.369233	11.771863	3.54%	0
2013*	10.000000	11.369233	13.69%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.255353	10.441442	1.81%	0
2013*	10.000000	10.255353	2.55%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.707973	11.866059	1.35%	0
2013	9.683629	11.707973	20.90%	0
2012	8.694970	9.683629	11.37%	0
2011	9.575691	8.694970	-9.20%	0
2010	8.490831	9.575691	12.78%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.824596	10.899521	0.69%	0
2013	9.306334	10.824596	16.31%	0
2012	8.452122	9.306334	10.11%	0
2011	9.007947	8.452122	-6.17%	0
2010	8.084694	9.007947	11.42%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.653901	10.623331	-0.29%	0
2013	9.873183	10.653901	7.91%	0
2012	9.098761	9.873183	8.51%	0
2011	9.314574	9.098761	-2.32%	0
2010	8.568100	9.314574	8.71%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.753810	7.414776	9.79%	0
2013	6.721144	6.753810	0.49%	0
2012	7.728114	6.721144	-13.03%	0
2011	8.634444	7.728114	-10.50%	0
2010	9.138260	8.634444	-5.51%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	13.101023	13.191094	0.69%	0
2013	11.387180	13.101023	15.05%	0
2012	11.132793	11.387180	2.29%	0
2011	12.163554	11.132793	-8.47%	0
2010	11.166356	12.163554	8.93%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.464929	8.677746	2.51%	0
2013	8.501537	8.464929	-0.43%	0
2012	8.490987	8.501537	0.12%	0
2011	8.384750	8.490987	1.27%	0
2010	8.061812	8.384750	4.01%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.111140	10.139679	0.28%	0
2013*	10.000000	10.111140	1.11%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.051318	10.371886	3.19%	0
2013*	10.000000	10.051318	0.51%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.996258	10.350438	3.54%	0
2013*	10.000000	9.996258	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.508614	12.534942	-7.21%	0
2013	11.021339	13.508614	22.57%	0
2012	9.441919	11.021339	16.73%	0
2011	10.387714	9.441919	-9.10%	0
2010*	10.000000	10.387714	3.88%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.792759	9.147158	-6.59%	0
2013*	10.000000	9.792759	-2.07%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.966927	9.615221	-3.53%	0
2013*	10.000000	9.966927	-0.33%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.719865	10.946098	2.11%	0
2013	10.082866	10.719865	6.32%	0
2012	9.421565	10.082866	7.02%	0
2011*	10.000000	9.421565	-5.78%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.753990	12.784293	8.77%	0
2013*	10.000000	11.753990	17.54%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.700856	13.061320	2.84%	0
2013	10.517580	12.700856	20.76%	0
2012	9.279738	10.517580	13.34%	0
2011*	10.000000	9.279738	-7.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.793488	-2.07%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.182396	1.82%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.725808	11.844754	1.01%	0
2013*	10.000000	11.725808	17.26%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.461903	11.435618	-0.23%	0
2013*	10.000000	11.461903	14.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.142951	14.475968	2.35%	0
2013	11.151791	14.142951	26.82%	0
2012	9.802320	11.151791	13.77%	0
2011	10.688893	9.802320	-8.29%	0
2010*	10.000000	10.688893	6.89%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.300475	12.566085	2.16%	0
2013	10.952514	12.300475	12.31%	0
2012	10.068599	10.952514	8.78%	0
2011	10.419019	10.068599	-3.36%	0
2010*	10.000000	10.419019	4.19%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.173911	13.509989	2.55%	0
2013	11.092806	13.173911	18.76%	0
2012	9.965878	11.092806	11.31%	0
2011	10.537328	9.965878	-5.42%	0
2010*	10.000000	10.537328	5.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	11.003067	11.137098	1.22%	0
2013	10.705280	11.003067	2.78%	0
2012	10.167450	10.705280	5.29%	0
2011	10.235316	10.167450	-0.66%	0
2010*	10.000000	10.235316	2.35%	12,132
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.270663	10.287487	0.16%	0
2013*	10.000000	10.270663	2.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.342614	10.233243	-1.06%	0
2013*	10.000000	10.342614	3.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.722959	13.031668	2.43%	0
2013	11.026025	12.722959	15.39%	0
2012	10.018081	11.026025	10.06%	0
2011	10.471573	10.018081	-4.33%	0
2010*	10.000000	10.471573	4.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.525935	13.853014	2.42%	0
2013	11.111426	13.525935	21.73%	0
2012	9.900441	11.111426	12.23%	0
2011	10.602550	9.900441	-6.62%	0
2010*	10.000000	10.602550	6.03%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.881560	12.113078	1.95%	0
2013	10.904669	11.881560	8.96%	0
2012	10.117270	10.904669	7.78%	0
2011	10.356558	10.117270	-2.31%	0
2010*	10.000000	10.356558	3.57%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.277470	10.558200	2.73%	0
2013	10.712051	10.277470	-4.06%	0
2012	10.210052	10.712051	4.92%	0
2011*	10.000000	10.210052	2.10%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.607036	-3.93%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.694793	-3.05%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.188467	1.88%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.112914	1.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.299489	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.203147	2.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.279596	2.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.107799	1.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.249896	10.286322	0.36%	0
2013*	10.000000	10.249896	2.50%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.314675	10.278375	-0.35%	0
2013*	10.000000	10.314675	3.15%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.267086	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.270423	2.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.198346	1.98%	7,393
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.194462	9.005978	-2.05%	7,340
2013	9.386889	9.194462	-2.05%	7,912
2012	9.583885	9.386889	-2.06%	8,498
2011	9.783904	9.583885	-2.04%	9,096
2010	9.988657	9.783904	-2.05%	9,703
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.530619	9.697800	1.75%	0
2013*	10.000000	9.530619	-4.69%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.181907	12.737069	-3.37%	0
2013	11.114969	13.181907	18.60%	0
2012	9.823486	11.114969	13.15%	0
2011	11.096640	9.823486	-11.47%	0
2010*	10.000000	11.096640	10.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.963091	-10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.218786	16.419607	7.89%	0
2013	11.559173	15.218786	31.66%	0
2012	10.161534	11.559173	13.75%	0
2011	10.720302	10.161534	-5.21%	0
2010*	10.000000	10.720302	7.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.319873	15.463060	7.98%	0
2013	10.827005	14.319873	32.26%	0
2012	9.400435	10.827005	15.18%	0
2011	10.219439	9.400435	-8.01%	0
2010*	10.000000	10.219439	2.19%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.946391	16.200459	1.59%	0
2013	11.745495	15.946391	35.77%	0
2012	10.460063	11.745495	12.29%	0
2011	11.176012	10.460063	-6.41%	0
2010*	10.000000	11.176012	11.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.550320	17.824001	14.62%	723
2013	11.700981	15.550320	32.90%	0
2012	10.268050	11.700981	13.96%	0
2011	10.731640	10.268050	-4.32%	0
2010*	10.000000	10.731640	7.32%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.983963	9.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.690814	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.372279	3.72%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.835144	8.35%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.273200	11.681579	25.97%	0
2013*	10.000000	9.273200	-7.27%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.848455	9.694210	-1.57%	0
2013	10.043987	9.848455	-1.95%	0
2012	9.905703	10.043987	1.40%	0
2011*	10.000000	9.905703	-0.94%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.123030	9.886139	-2.34%	0
2013*	10.000000	10.123030	1.23%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.615909	9.550854	-0.68%	0
2013*	10.000000	9.615909	-3.84%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.760538	10.281294	5.34%	0
2013	9.589168	9.760538	1.79%	0
2012*	10.000000	9.589168	-4.11%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.423125	10.099576	-3.10%	0
2013	10.173048	10.423125	2.46%	0
2012*	10.000000	10.173048	1.73%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.371570	11.367451	-0.04%	0
2013*	10.000000	11.371570	13.72%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.461142	10.293285	-1.60%	0
2013	10.668426	10.461142	-1.94%	0
2012	9.487406	10.668426	12.45%	0
2011*	10.000000	9.487406	-5.13%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.497917	7.570806	-20.29%	0
2013	11.369853	9.497917	-16.46%	0
2012	11.042551	11.369853	2.96%	0
2011	12.192985	11.042551	-9.44%	0
2010*	10.000000	12.192985	21.93%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.524179	11.446481	-0.67%	0
2013	12.656587	11.524179	-8.95%	0
2012	10.972678	12.656587	15.35%	0
2011	10.546687	10.972678	4.04%	0
2010*	10.000000	10.546687	5.47%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.854855	10.664337	-1.76%	0
2013	11.860943	10.854855	-8.48%	0
2012	11.507722	11.860943	3.07%	0
2011	10.835931	11.507722	6.20%	0
2010*	10.000000	10.835931	8.36%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.687899	10.694782	0.06%	0
2013	11.933879	10.687899	-10.44%	0
2012	11.401830	11.933879	4.67%	0
2011	10.832178	11.401830	5.26%	0
2010*	10.000000	10.832178	8.32%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.332174	12.469863	1.12%	0
2013	11.919262	12.332174	3.46%	0
2012	10.656693	11.919262	11.85%	0
2011	10.538331	10.656693	1.12%	0
2010*	10.000000	10.538331	5.38%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.892751	9.762459	-1.32%	43,401
2013	10.123315	9.892751	-2.28%	46,880
2012	9.773742	10.123315	3.58%	30,947
2011*	10.000000	9.773742	-2.26%	27,474
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.241673	10.449787	2.03%	0
2013	10.675195	10.241673	-4.06%	0
2012	9.953562	10.675195	7.25%	0
2011*	10.000000	9.953562	-0.46%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.922124	10.004779	0.83%	0
2013*	10.000000	9.922124	-0.78%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.738353	7.463633	-14.59%	0
2013	9.121091	8.738353	-4.20%	0
2012	8.340058	9.121091	9.36%	0
2011	11.146730	8.340058	-25.18%	0
2010*	10.000000	11.146730	11.47%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.823298	12.523229	-2.34%	0
2013	11.709326	12.823298	9.51%	0
2012	10.333196	11.709326	13.32%	0
2011	10.767542	10.333196	-4.03%	0
2010*	10.000000	10.767542	7.68%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.133824	13.165497	0.24%	0
2013	12.187657	13.133824	7.76%	0
2012	10.903224	12.187657	11.78%	0
2011	10.833504	10.903224	0.64%	0
2010*	10.000000	10.833504	8.34%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.077260	9.715793	-3.59%	0
2013	8.948379	10.077260	12.62%	0
2012	7.911625	8.948379	13.10%	0
2011	11.063904	7.911625	-28.49%	0
2010*	10.000000	11.063904	10.64%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.679317	13.708130	8.11%	0
2013	9.699507	12.679317	30.72%	0
2012	7.423218	9.699507	30.66%	0
2011*	10.000000	7.423218	-25.77%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.467095	9.429342	-0.40%	0
2013	8.160956	9.467095	16.00%	0
2012	7.680402	8.160956	6.26%	0
2011*	10.000000	7.680402	-23.20%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.683873	3.934140	-16.01%	0
2013	6.510595	4.683873	-28.06%	0
2012	7.969954	6.510595	-18.31%	0
2011	8.929765	7.969954	-10.75%	0
2010*	10.000000	8.929765	-10.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.157616	26.884711	27.07%	374
2013	12.825254	21.157616	64.97%	0
2012	9.305968	12.825254	37.82%	0
2011*	10.000000	9.305968	-6.94%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.330310	15.646322	9.18%	0
2013	11.275078	14.330310	27.10%	0
2012	10.107731	11.275078	11.55%	0
2011	10.318759	10.107731	-2.05%	0
2010*	10.000000	10.318759	3.19%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.438509	14.509263	7.97%	0
2013	10.680768	13.438509	25.82%	0
2012	9.836593	10.680768	8.58%	0
2011*	10.000000	9.836593	-1.63%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.709605	17.304992	10.16%	0
2013	11.466597	15.709605	37.00%	0
2012	9.588095	11.466597	19.59%	0
2011*	10.000000	9.588095	-4.12%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.245536	7.800197	-5.40%	0
2013	8.995936	8.245536	-8.34%	0
2012	8.618435	8.995936	4.38%	0
2011	10.957692	8.618435	-21.35%	0
2010*	10.000000	10.957692	9.58%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.804075	11.457012	-10.52%	0
2013	10.746817	12.804075	19.14%	0
2012	9.410461	10.746817	14.20%	0
2011	10.544011	9.410461	-10.75%	0
2010*	10.000000	10.544011	5.44%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	13.012424	14.392067	10.60%	0
2013	10.058205	13.012424	29.37%	0
2012	8.233035	10.058205	22.17%	0
2011*	10.000000	8.233035	-17.67%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.039081	18.221939	21.16%	0
2013	10.985916	15.039081	36.89%	0
2012	9.553488	10.985916	14.99%	0
2011*	10.000000	9.553488	-4.47%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.338028	13.793242	3.41%	0
2013	9.853977	13.338028	35.36%	0
2012	8.687959	9.853977	13.42%	0
2011*	10.000000	8.687959	-13.12%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.052036	10.847753	-9.99%	0
2013	10.297008	12.052036	17.04%	0
2012	9.068105	10.297008	13.55%	0
2011	10.807367	9.068105	-16.09%	0
2010*	10.000000	10.807367	8.07%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.669377	14.529789	-0.95%	0
2013	9.871577	14.669377	48.60%	0
2012	8.415384	9.871577	17.30%	0
2011*	10.000000	8.415384	-15.85%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.389450	12.526975	1.11%	0
2013	8.532730	12.389450	45.20%	0
2012	7.085591	8.532730	20.42%	0
2011	8.880013	7.085591	-20.21%	0
2010*	10.000000	8.880013	-11.20%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.953735	18.284208	14.61%	0
2013	12.129996	15.953735	31.52%	0
2012	10.654915	12.129996	13.84%	0
2011	10.721400	10.654915	-0.62%	0
2010*	10.000000	10.721400	7.21%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.512137	11.796656	-12.70%	0
2013	11.118506	13.512137	21.53%	0
2012	11.032126	11.118506	0.78%	0
2011	11.015125	11.032126	0.15%	0
2010*	10.000000	11.015125	10.15%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.608950	17.079839	16.91%	0
2013	11.330929	14.608950	28.93%	0
2012	10.342535	11.330929	9.56%	0
2011*	10.000000	10.342535	3.43%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.192580	3.126441	-25.43%	0
2013	6.897872	4.192580	-39.22%	0
2012	8.241506	6.897872	-16.30%	0
2011*	10.000000	8.241506	-17.58%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.383847	12.715580	22.46%	0
2013	10.591413	10.383847	-1.96%	0
2012	9.228723	10.591413	14.77%	0
2011*	10.000000	9.228723	-7.71%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.577540	3.810025	-31.69%	0
2013	4.888733	5.577540	14.09%	0
2012	5.363311	4.888733	-8.85%	0
2011	8.760901	5.363311	-38.78%	0
2010*	10.000000	8.760901	-12.39%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.758344	14.176581	31.77%	0
2013	8.228753	10.758344	30.74%	0
2012	8.766949	8.228753	-6.14%	0
2011*	10.000000	8.766949	-12.33%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.481152	7.113147	-4.92%	0
2013	7.655349	7.481152	-2.28%	0
2012	8.988517	7.655349	-14.83%	0
2011	8.292117	8.988517	8.40%	0
2010*	10.000000	8.292117	-17.08%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.125810	5.161290	0.69%	0
2013	6.624881	5.125810	-22.63%	0
2012	8.471441	6.624881	-21.80%	0
2011	8.495104	8.471441	-0.28%	0
2010*	10.000000	8.495104	-15.05%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.162295	3.286729	-21.04%	0
2013	6.019421	4.162295	-30.85%	0
2012	7.568327	6.019421	-20.47%	0
2011	8.630520	7.568327	-12.31%	0
2010*	10.000000	8.630520	-13.69%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.227733	14.146819	15.69%	673
2013	9.971491	12.227733	22.63%	0
2012	9.229321	9.971491	8.04%	0
2011*	10.000000	9.229321	-7.71%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.864284	11.686796	-1.50%	0
2013	10.808120	11.864284	9.77%	0
2012	9.470475	10.808120	14.12%	0
2011*	10.000000	9.470475	-5.30%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.545826	15.424883	33.60%	0
2013	14.572471	11.545826	-20.77%	0
2012	14.734892	14.572471	-1.10%	0
2011	10.481704	14.734892	40.58%	0
2010*	10.000000	10.481704	4.82%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.184423	33.509324	33.06%	0
2013	14.360149	25.184423	75.38%	0
2012	10.961384	14.360149	31.01%	0
2011	11.325604	10.961384	-3.22%	0
2010*	10.000000	11.325604	13.26%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.787024	1.124539	-37.07%	0
2013	3.551970	1.787024	-49.69%	0
2012	5.598619	3.551970	-36.56%	0
2011	7.344336	5.598619	-23.77%	0
2010*	10.000000	7.344336	-26.56%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.715663	14.445977	23.30%	2,950
2013	10.555562	11.715663	10.99%	3,186
2012	10.761788	10.555562	-1.92%	7,441
2011*	10.000000	10.761788	7.62%	6,233
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.599986	7.698685	1.30%	0
2013	6.006147	7.599986	26.54%	0
2012	4.936615	6.006147	21.67%	0
2011	6.480483	4.936615	-23.82%	0
2010	5.852910	6.480483	10.72%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	20.612470	19.823141	-3.83%	0
2013	20.784266	20.612470	-0.83%	0
2012	19.165088	20.784266	8.45%	0
2011	23.420622	19.165088	-18.17%	0
2010	18.875530	23.420622	24.08%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	20.919165	27.189977	29.98%	0
2013	13.849700	20.919165	51.04%	0
2012	10.398495	13.849700	33.19%	0
2011	9.599023	10.398495	8.33%	0
2010	8.852464	9.599023	8.43%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.401004	2.844582	-35.37%	0
2013	4.642200	4.401004	-5.20%	0
2012	4.807287	4.642200	-3.43%	0
2011	5.256969	4.807287	-8.55%	0
2010	4.968018	5.256969	5.82%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.728222	26.176557	10.32%	0
2013	18.888341	23.728222	25.62%	0
2012	17.684643	18.888341	6.81%	0
2011	15.869726	17.684643	11.44%	0
2010	13.814236	15.869726	14.88%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.395283	18.757613	14.41%	0
2013	10.287758	16.395283	59.37%	0
2012	8.966259	10.287758	14.74%	0
2011	8.390919	8.966259	6.86%	0
2010	6.875862	8.390919	22.03%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.391452	10.170577	21.20%	0
2013	6.343422	8.391452	32.29%	0
2012	6.409178	6.343422	-1.03%	0
2011	7.834934	6.409178	-18.20%	0
2010	7.301181	7.834934	7.31%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	24.713859	19.698279	-20.29%	0
2013	20.435251	24.713859	20.94%	0
2012	20.374481	20.435251	0.30%	0
2011	22.092131	20.374481	-7.77%	0
2010	18.944590	22.092131	16.61%	484
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	27.796988	19.238066	-30.79%	0
2013	22.906488	27.796988	21.35%	0
2012	23.293111	22.906488	-1.66%	0
2011	26.216155	23.293111	-11.15%	0
2010	21.233586	26.216155	23.47%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	11.148856	9.556122	-14.29%	0
2013	9.187035	11.148856	21.35%	0
2012	7.709804	9.187035	19.16%	0
2011	9.274938	7.709804	-16.87%	0
2010	10.612531	9.274938	-12.60%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	9.693558	10.689274	10.27%	0
2013	7.758489	9.693558	24.94%	0
2012	6.456613	7.758489	20.16%	0
2011	7.747853	6.456613	-16.67%	0
2010	6.916422	7.747853	12.02%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	14.224155	18.761614	31.90%	0
2013	17.764322	14.224155	-19.93%	0
2012	17.607952	17.764322	0.89%	0
2011	12.704941	17.607952	38.59%	0
2010	11.780673	12.704941	7.85%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	17.814618	21.745462	22.07%	460
2013	12.824665	17.814618	38.91%	0
2012	11.175457	12.824665	14.76%	0
2011	10.897979	11.175457	2.55%	0
2010	10.420609	10.897979	4.58%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	24.657021	24.624031	-0.13%	0
2013	16.645358	24.657021	48.13%	0
2012	14.242080	16.645358	16.87%	0
2011	16.507914	14.242080	-13.73%	0
2010	13.954401	16.507914	18.30%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.032540	0.791225	-23.37%	0
2013	1.878701	1.032540	-45.04%	0
2012	2.473628	1.878701	-24.05%	0
2011	3.462839	2.473628	-28.57%	0
2010	5.071689	3.462839	-31.72%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.801018	2.795573	-26.45%	0
2013	3.366751	3.801018	12.90%	0
2012	3.664404	3.366751	-8.12%	0
2011	5.377997	3.664404	-31.86%	0
2010	6.297188	5.377997	-14.60%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.222559	1.925341	-13.37%	0
2013	3.132854	2.222559	-29.06%	0
2012	3.917981	3.132854	-20.04%	0
2011	4.316360	3.917981	-9.23%	0
2010	5.898544	4.316360	-26.82%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.277208	1.017944	-20.30%	0
2013	1.837899	1.277208	-30.51%	0
2012	2.306557	1.837899	-20.32%	0
2011	2.618577	2.306557	-11.92%	0
2010	3.395611	2.618577	-22.88%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.997635	1.783549	-10.72%	0
2013	2.949293	1.997635	-32.27%	0
2012	3.679145	2.949293	-19.84%	0
2011	4.065489	3.679145	-9.50%	0
2010	5.735029	4.065489	-29.11%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.533963	2.123238	-16.21%	0
2013	3.520565	2.533963	-28.02%	0
2012	4.329656	3.520565	-18.69%	0
2011	4.859535	4.329656	-10.90%	0
2010	5.974549	4.859535	-18.66%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	12.215344	10.121078	-17.14%	0
2013	7.994177	12.215344	52.80%	0
2012	6.795676	7.994177	17.64%	0
2011	9.764235	6.795676	-30.40%	0
2010	8.613697	9.764235	13.36%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	23.817266	25.075514	5.28%	0
2013	17.074139	23.817266	39.49%	0
2012	14.368762	17.074139	18.83%	0
2011	14.317870	14.368762	0.36%	0
2010	11.214286	14.317870	27.68%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	28.825873	31.604666	9.64%	0
2013	19.588560	28.825873	47.16%	0
2012	16.085882	19.588560	21.77%	0
2011	17.771277	16.085882	-9.48%	0
2010	13.189728	17.771277	34.74%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.161832	28.309689	33.78%	0
2013	11.987896	21.161832	76.53%	0
2012	9.125279	11.987896	31.37%	0
2011	9.379279	9.125279	-2.71%	0
2010	6.994342	9.379279	34.10%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	21.629001	24.881835	15.04%	899
2013	16.402785	21.629001	31.86%	0
2012	14.341606	16.402785	14.37%	0
2011	14.330281	14.341606	0.08%	0
2010	12.347525	14.330281	16.06%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	15.005619	17.429990	16.16%	0
2013	10.282134	15.005619	45.94%	0
2012	8.587440	10.282134	19.73%	0
2011	8.870371	8.587440	-3.19%	0
2010	7.548678	8.870371	17.51%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	11.266619	9.121007	-19.04%	0
2013	21.342081	11.266619	-47.21%	0
2012	22.720947	21.342081	-6.07%	0
2011	30.584193	22.720947	-25.71%	0
2010	22.613282	30.584193	35.25%	681
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	17.687358	20.964627	18.53%	0
2013	17.372351	17.687358	1.81%	0
2012	14.987370	17.372351	15.91%	0
2011	14.961537	14.987370	0.17%	0
2010	12.232634	14.961537	22.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	21.955371	23.366747	6.43%	0
2013	16.505873	21.955371	33.02%	0
2012	14.431689	16.505873	14.37%	0
2011	13.991722	14.431689	3.14%	0
2010	11.414763	13.991722	22.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	23.372581	23.875006	2.15%	0
2013	15.048542	23.372581	55.31%	0
2012	12.582994	15.048542	19.59%	0
2011	14.628512	12.582994	-13.98%	0
2010	10.833982	14.628512	35.02%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	14.066572	17.175191	22.10%	0
2013	8.511946	14.066572	65.26%	0
2012	6.716570	8.511946	26.73%	0
2011	7.138777	6.716570	-5.91%	0
2010	5.808672	7.138777	22.90%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.854102	18.558972	10.12%	0
2013	12.175783	16.854102	38.42%	0
2012	10.970958	12.175783	10.98%	0
2011	11.323340	10.970958	-3.11%	0
2010	9.245722	11.323340	22.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.161609	18.649382	8.67%	4,656
2013	12.061218	17.161609	42.29%	5,029
2012	10.074748	12.061218	19.72%	3,940
2011	10.621786	10.074748	-5.15%	3,362
2010	9.012792	10.621786	17.85%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.722880	21.911383	-3.57%	0
2013	17.305551	22.722880	31.30%	0
2012	15.224472	17.305551	13.67%	0
2011	15.645397	15.224472	-2.69%	0
2010	12.047498	15.645397	29.86%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.648711	18.449183	4.54%	0
2013	13.267529	17.648711	33.02%	0
2012	11.578859	13.267529	14.58%	0
2011	12.731164	11.578859	-9.05%	0
2010	10.819412	12.731164	17.67%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.343689	18.947000	-2.05%	0
2013	13.975540	19.343689	38.41%	0
2012	12.900233	13.975540	8.34%	0
2011	12.722433	12.900233	1.40%	0
2010	10.357627	12.722433	22.83%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.976804	16.847001	-0.76%	0
2013	12.134779	16.976804	39.90%	0
2012	10.291844	12.134779	17.91%	0
2011	11.602596	10.291844	-11.30%	0
2010	9.468636	11.602596	22.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.115626	6.159837	20.41%	0
2013	5.382494	5.115626	-4.96%	0
2012	5.863773	5.382494	-8.21%	0
2011	6.252565	5.863773	-6.22%	0
2010	6.684644	6.252565	-6.46%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.286388	17.588505	8.00%	0
2013	12.280544	16.286388	32.62%	0
2012	11.196403	12.280544	9.68%	0
2011	12.588415	11.196403	-11.06%	0
2010	11.471256	12.588415	9.74%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.138836	8.180485	0.51%	0
2013	7.073790	8.138836	15.06%	0
2012	6.887485	7.073790	2.70%	0
2011	8.214467	6.887485	-16.15%	0
2010	7.323544	8.214467	12.17%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	22.383101	26.923310	20.28%	0
2013	15.169427	22.383101	47.55%	0
2012	13.171524	15.169427	15.17%	0
2011	15.128956	13.171524	-12.94%	0
2010	12.442533	15.128956	21.59%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.409186	14.937556	20.37%	0
2013	11.149573	12.409186	11.30%	0
2012	11.257706	11.149573	-0.96%	0
2011	9.882964	11.257706	13.91%	0
2010	9.440039	9.882964	4.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.437825	7.218409	-23.52%	0
2013	9.914477	9.437825	-4.81%	0
2012	10.043993	9.914477	-1.29%	0
2011	10.645956	10.043993	-5.65%	0
2010	11.514519	10.645956	-7.54%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.043705	9.973025	-0.70%	0
2013*	10.000000	10.043705	0.44%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.590702	10.673421	0.78%	0
2013	11.850047	10.590702	-10.63%	0
2012	10.263852	11.850047	15.45%	0
2011*	10.000000	10.263852	2.64%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.557224	5.57%	0

Additional Contract Options Elected Total - 2.05%
Variable account charges of the daily net assets of the variable account - 2.05%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.559343	11.775562	11.52%	0
2013	10.503700	10.559343	0.53%	0
2012	8.252730	10.503700	27.28%	0
2011*	10.000000	8.252730	-17.47%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.165289	11.154684	-0.09%	0
2013	9.847602	11.165289	13.38%	0
2012	8.842987	9.847602	11.36%	0
2011*	10.000000	8.842987	-11.57%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.392511	6.649872	-20.76%	4,522
2013	7.751617	8.392511	8.27%	4,884
2012	7.655066	7.751617	1.26%	7,557
2011*	10.000000	7.655066	-23.45%	4,447
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.762933	9.460805	-3.09%	0
2013	9.488136	9.762933	2.90%	0
2012	9.559913	9.488136	-0.75%	0
2011*	10.000000	9.559913	-4.40%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.414642	11.969432	4.86%	0
2013	10.027648	11.414642	13.83%	0
2012	9.034785	10.027648	10.99%	0
2011*	10.000000	9.034785	-9.65%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.357478	11.347727	9.56%	963
2013*	10.000000	10.357478	3.57%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.967314	10.079997	1.13%	9,735
2013	11.124442	9.967314	-10.40%	15,452
2012	10.582061	11.124442	5.13%	11,729
2011*	10.000000	10.582061	5.82%	11,677
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.893635	20.809656	10.14%	5,034
2013	14.208834	18.893635	32.97%	1,402
2012	12.649339	14.208834	12.33%	1,293
2011	12.530397	12.649339	0.95%	0
2010	11.212718	12.530397	11.75%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.834636	21.958074	10.71%	2,754
2013	15.380226	19.834636	28.96%	4,373
2012	13.712252	15.380226	12.16%	3,588
2011	13.865140	13.712252	-1.10%	2,531
2010	12.486298	13.865140	11.04%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.424715	11.395355	-0.26%	5,928
2013*	10.000000	11.424715	14.25%	2,158
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	12.016546	11.991501	-0.21%	35,451
2013	10.727749	12.016546	12.01%	40,381
2012	9.965191	10.727749	7.65%	34,322
2011	10.563021	9.965191	-5.66%	6,653
2010*	10.000000	10.563021	5.63%	22,073
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.481694	6.890910	-18.76%	5,591
2013	9.655390	8.481694	-12.16%	3,043
2012	10.074095	9.655390	-4.16%	7,803
2011	11.780096	10.074095	-14.48%	0
2010*	10.000000	11.780096	17.80%	185
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.124130	-8.76%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.286441	12.86%	428
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.618239	10.384251	-2.20%	0
2013	10.434176	10.618239	1.76%	0
2012*	10.000000	10.434176	4.34%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.830491	8.30%	276
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.225151	11.598057	3.32%	0
2013	9.941006	11.225151	12.92%	1,476
2012	9.047712	9.941006	9.87%	1,620
2011*	10.000000	9.047712	-9.52%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.666941	13.760983	0.69%	0
2013	11.278903	13.666941	21.17%	0
2012	9.989688	11.278903	12.91%	0
2011	10.363344	9.989688	-3.61%	0
2010*	10.000000	10.363344	3.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.495390	10.749258	2.42%	65,506
2013*	10.000000	10.495390	4.95%	2,005
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.365356	11.761847	3.49%	7,322
2013*	10.000000	11.365356	13.65%	8,596
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.254637	10.435390	1.76%	299
2013*	10.000000	10.254637	2.55%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.665733	11.817217	1.30%	13,351
2013	9.653626	11.665733	20.84%	14,595
2012	8.672473	9.653626	11.31%	5,651
2011	9.555788	8.672473	-9.24%	9,712
2010	8.477501	9.555788	12.72%	7,429
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.787800	10.856940	0.64%	7,529
2013	9.279438	10.787800	16.25%	7,790
2012	8.432004	9.279438	10.05%	4,805
2011	8.991085	8.432004	-6.22%	6,407
2010	8.073671	8.991085	11.36%	4,554

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.615490	10.579615	-0.34%	19,361
2013	9.842606	10.615490	7.85%	22,410
2012	9.075233	9.842606	8.46%	20,855
2011	9.295221	9.075233	-2.37%	11,535
2010	8.554663	9.295221	8.66%	2,613
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.736410	7.391898	9.73%	6,085
2013	6.707266	6.736410	0.43%	6,085
2012	7.716107	6.707266	-13.07%	11,488
2011	8.625408	7.716107	-10.54%	6,155
2010	9.133355	8.625408	-5.56%	4,533
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	15.945538	16.046966	0.64%	5,211
2013	13.866659	15.945538	14.99%	4,684
2012	13.563816	13.866659	2.23%	3,591
2011	14.827218	13.563816	-8.52%	2,216
2010	13.618585	14.827218	8.87%	2,324
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.430045	8.637565	2.46%	4,614
2013	8.470824	8.430045	-0.48%	3,600
2012	8.464651	8.470824	0.07%	7,779
2011	8.363013	8.464651	1.22%	2,188
2010	8.045010	8.363013	3.95%	331
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.107692	10.131050	0.23%	7,701
2013*	10.000000	10.107692	1.08%	5,157
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.050614	10.365857	3.14%	1,283
2013*	10.000000	10.050614	0.51%	334
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.995560	10.344421	3.49%	0
2013*	10.000000	9.995560	-0.04%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.483375	12.505122	-7.26%	22,988
2013	11.006366	13.483375	22.51%	27,801
2012	9.433913	11.006366	16.67%	14,198
2011	10.384209	9.433913	-9.15%	6,846
2010*	10.000000	10.384209	3.84%	30,573
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.789409	9.139356	-6.64%	1,079
2013*	10.000000	9.789409	-2.11%	514

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.963523	9.607036	-3.58%	7,243
2013*	10.000000	9.963523	-0.36%	6,894
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.705265	10.925596	2.06%	2,816
2013	10.074281	10.705265	6.26%	2,816
2012	9.418365	10.074281	6.96%	2,816
2011*	10.000000	9.418365	-5.82%	2,530
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.749991	12.773415	8.71%	1,561
2013*	10.000000	11.749991	17.50%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.683597	13.036918	2.79%	13,670
2013	10.508640	12.683597	20.70%	13,054
2012	9.276596	10.508640	13.28%	10,145
2011*	10.000000	9.276596	-7.23%	4,764
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.790058	-2.10%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.178923	1.79%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.720057	11.832898	0.96%	0
2013*	10.000000	11.720057	17.20%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.456280	11.424175	-0.28%	0
2013*	10.000000	11.456280	14.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.116533	14.441543	2.30%	1,057
2013	11.136635	14.116533	26.76%	0
2012	9.794007	11.136635	13.71%	0
2011	10.685278	9.794007	-8.34%	0
2010*	10.000000	10.685278	6.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.277471	12.536182	2.11%	9,354
2013	10.937623	12.277471	12.25%	1,304
2012	10.060057	10.937623	8.72%	0
2011	10.415489	10.060057	-3.41%	0
2010*	10.000000	10.415489	4.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.149306	13.477881	2.50%	5,155
2013	11.077736	13.149306	18.70%	2,172
2012	9.957427	11.077736	11.25%	0
2011	10.533766	9.957427	-5.47%	0
2010*	10.000000	10.533766	5.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.982515	11.110631	1.17%	0
2013	10.690735	10.982515	2.73%	3,216
2012	10.158823	10.690735	5.24%	0
2011	10.231851	10.158823	-0.71%	0
2010*	10.000000	10.231851	2.32%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.269942	10.281509	0.11%	1,018
2013*	10.000000	10.269942	2.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.341889	10.227307	-1.11%	0
2013*	10.000000	10.341889	3.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.699173	13.000662	2.37%	11,411
2013	11.011039	12.699173	15.33%	11,478
2012	10.009585	11.011039	10.00%	2,319
2011	10.468028	10.009585	-4.38%	0
2010*	10.000000	10.468028	4.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.500652	13.820066	2.37%	263
2013	11.096315	13.500652	21.67%	263
2012	9.892041	11.096315	12.17%	263
2011	10.598959	9.892041	-6.67%	263
2010*	10.000000	10.598959	5.99%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.859357	12.084255	1.90%	0
2013	10.889848	11.859357	8.90%	0
2012	10.108700	10.889848	7.73%	0
2011	10.353055	10.108700	-2.36%	0
2010*	10.000000	10.353055	3.53%	5,957
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.263506	10.538482	2.68%	23,910
2013	10.702964	10.263506	-4.11%	0
2012	10.206597	10.702964	4.86%	0
2011*	10.000000	10.206597	2.07%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.603680	-3.96%	8,093

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.691486	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.184993	1.85%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.109381	1.09%	4,942
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.295889	2.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.199578	2.00%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.275998	2.76%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.104259	1.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.249180	10.280359	0.30%	409
2013*	10.000000	10.249180	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.313955	10.272414	-0.40%	0
2013*	10.000000	10.313955	3.14%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.263494	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.266837	2.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.194789	1.95%	13,976
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.175438	8.982756	-2.10%	270,077
2013	9.372253	9.175438	-2.10%	243,705
2012	9.573850	9.372253	-2.11%	486,354
2011	9.778633	9.573850	-2.09%	623,690
2010	9.988377	9.778633	-2.10%	409,210
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.527372	9.689535	1.70%	21,819
2013*	10.000000	9.527372	-4.73%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.157285	12.706777	-3.42%	3,561
2013	11.099868	13.157285	18.54%	820
2012	9.815163	11.099868	13.09%	584
2011	11.092892	9.815163	-11.52%	584
2010*	10.000000	11.092892	10.93%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.959942	-10.40%	10,462
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.190348	16.380564	7.84%	5,874
2013	11.543466	15.190348	31.59%	2,875
2012	10.152923	11.543466	13.70%	6,269
2011	10.716676	10.152923	-5.26%	0
2010*	10.000000	10.716676	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.293090	15.426269	7.93%	13,183
2013	10.812267	14.293090	32.19%	2,833
2012	9.392457	10.812267	15.12%	0
2011	10.215973	9.392457	-8.06%	149
2010*	10.000000	10.215973	2.16%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.916591	16.161931	1.54%	2,379
2013	11.729530	15.916591	35.70%	3,600
2012	10.451200	11.729530	12.23%	6,263
2011	11.172236	10.451200	-6.45%	169
2010*	10.000000	11.172236	11.72%	116
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.521230	17.781574	14.56%	8,589
2013	11.685050	15.521230	32.83%	5,341
2012	10.259315	11.685050	13.90%	884
2011	10.727998	10.259315	-4.37%	884
2010*	10.000000	10.727998	7.28%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.980123	9.80%	5,432
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.687076	6.87%	14,883
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.368654	3.69%	2,744
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.831352	8.31%	793

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.270029	11.671631	25.91%	18,451
2013*	10.000000	9.270029	-7.30%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.835055	9.676075	-1.62%	2,158
2013	10.035443	9.835055	-2.00%	2,023
2012	9.902348	10.035443	1.34%	45,564
2011*	10.000000	9.902348	-0.98%	142
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.122325	9.880401	-2.39%	13,002
2013*	10.000000	10.122325	1.22%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.612623	9.542707	-0.73%	4,419
2013*	10.000000	9.612623	-3.87%	3,986
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.752797	10.267896	5.28%	1,699
2013	9.586455	9.752797	1.74%	610
2012*	10.000000	9.586455	-4.14%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.414856	10.086422	-3.15%	12,343
2013	10.170166	10.414856	2.41%	27,973
2012*	10.000000	10.170166	1.70%	21,647
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.367689	11.357765	-0.09%	1,148
2013*	10.000000	11.367689	13.68%	2,142
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.446913	10.274039	-1.65%	6,488
2013	10.659357	10.446913	-1.99%	12,686
2012	9.484192	10.659357	12.39%	7,274
2011*	10.000000	9.484192	-5.16%	2,960
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.480182	7.552809	-20.33%	1,522
2013	11.354420	9.480182	-16.51%	1,658
2012	11.033209	11.354420	2.91%	1,060
2011	12.188868	11.033209	-9.48%	149
2010*	10.000000	12.188868	21.89%	176

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.502646	11.419251	-0.73%	13,366
2013	12.639393	11.502646	-8.99%	16,768
2012	10.963384	12.639393	15.29%	41,078
2011	10.543118	10.963384	3.99%	28,030
2010*	10.000000	10.543118	5.43%	7,613
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.834515	10.638910	-1.81%	7,382
2013	11.844774	10.834515	-8.53%	10,820
2012	11.497925	11.844774	3.02%	1,313
2011	10.832216	11.497925	6.15%	17,860
2010*	10.000000	10.832216	8.32%	320
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.667915	10.669328	0.01%	4,686
2013	11.917650	10.667915	-10.49%	2,514
2012	11.392162	11.917650	4.61%	1,091
2011	10.828513	11.392162	5.21%	6,491
2010*	10.000000	10.828513	8.29%	3,082
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.309137	12.440216	1.06%	16,546
2013	11.903075	12.309137	3.41%	20,387
2012	10.647665	11.903075	11.79%	20,988
2011	10.534759	10.647665	1.07%	5,918
2010*	10.000000	10.534759	5.35%	7,864
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.879259	9.744174	-1.37%	4,579
2013	10.114663	9.879259	-2.33%	3,710
2012	9.770394	10.114663	3.52%	14,401
2011*	10.000000	9.770394	-2.30%	1,139
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.227743	10.430246	1.98%	38,370
2013	10.666107	10.227743	-4.11%	40,046
2012	9.950190	10.666107	7.20%	32,686
2011*	10.000000	9.950190	-0.50%	2,324
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.921428	9.998968	0.78%	206
2013*	10.000000	9.921428	-0.79%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.721992	7.445851	-14.63%	6,650
2013	9.108670	8.721992	-4.25%	6,708
2012	8.332979	9.108670	9.31%	1,218
2011	11.142957	8.332979	-25.22%	1,218
2010*	10.000000	11.142957	11.43%	4,837

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.799262	12.493372	-2.39%	299
2013	11.693347	12.799262	9.46%	312
2012	10.324388	11.693347	13.26%	555
2011	10.763851	10.324388	-4.08%	3,359
2010*	10.000000	10.763851	7.64%	830
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.109285	13.134198	0.19%	2,128
2013	12.171093	13.109285	7.71%	64,252
2012	10.893982	12.171093	11.72%	53,256
2011	10.829841	10.893982	0.59%	1,174
2010*	10.000000	10.829841	8.30%	6,142
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.058430	9.692691	-3.64%	5,157
2013	8.936218	10.058430	12.56%	116
2012	7.904919	8.936218	13.05%	13,585
2011	11.060166	7.904919	-28.53%	0
2010*	10.000000	11.060166	10.60%	659
ProFunds - ProFund VP Banks - Q/NQ
2014	12.662061	13.682495	8.06%	5,426
2013	9.691252	12.662061	30.65%	926
2012	7.420694	9.691252	30.60%	25,690
2011*	10.000000	7.420694	-25.79%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.454213	9.411699	-0.45%	14,165
2013	8.154008	9.454213	15.95%	0
2012	7.677794	8.154008	6.20%	3,929
2011*	10.000000	7.677794	-23.22%	512
ProFunds - ProFund VP Bear - Q/NQ
2014	4.675114	3.924774	-16.05%	0
2013	6.501737	4.675114	-28.09%	0
2012	7.963192	6.501737	-18.35%	0
2011	8.926736	7.963192	-10.79%	2,200
2010*	10.000000	8.926736	-10.73%	16,860
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.128843	26.834460	27.00%	11,361
2013	12.814346	21.128843	64.88%	3,757
2012	9.302807	12.814346	37.75%	9,004
2011*	10.000000	9.302807	-6.97%	728

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.303561	15.609149	9.13%	18,689
2013	11.259763	14.303561	27.03%	15,611
2012	10.099167	11.259763	11.49%	4,664
2011	10.315269	10.099167	-2.09%	14,707
2010*	10.000000	10.315269	3.15%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.420210	14.482114	7.91%	10,567
2013	10.671677	13.420210	25.76%	1,522
2012	9.833253	10.671677	8.53%	0
2011*	10.000000	9.833253	-1.67%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.688241	17.272641	10.10%	14,993
2013	11.456843	15.688241	36.93%	15,760
2012	9.584849	11.456843	19.53%	4,357
2011*	10.000000	9.584849	-4.15%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.230121	7.781630	-5.45%	8,794
2013	8.983703	8.230121	-8.39%	7,441
2012	8.611120	8.983703	4.33%	6,934
2011	10.953982	8.611120	-21.39%	452
2010*	10.000000	10.953982	9.54%	320
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.780155	11.429776	-10.57%	7,121
2013	10.732228	12.780155	19.08%	2,442
2012	9.402498	10.732228	14.14%	710
2011	10.540456	9.402498	-10.80%	0
2010*	10.000000	10.540456	5.40%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.994748	14.365182	10.55%	6,623
2013	10.049670	12.994748	29.31%	14,103
2012	8.230246	10.049670	22.11%	3,825
2011*	10.000000	8.230246	-17.70%	508
ProFunds - ProFund VP Health Care - Q/NQ
2014	15.018626	18.187872	21.10%	14,859
2013	10.976563	15.018626	36.82%	7,824
2012	9.550247	10.976563	14.93%	0
2011*	10.000000	9.550247	-4.50%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.319906	13.767469	3.36%	3,825
2013	9.845608	13.319906	35.29%	8,249
2012	8.685023	9.845608	13.36%	3,514
2011*	10.000000	8.685023	-13.15%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.029526	10.821970	-10.04%	294
2013	10.283022	12.029526	16.98%	7,416
2012	9.060423	10.283022	13.49%	4,455
2011	10.803722	9.060423	-16.14%	49
2010*	10.000000	10.803722	8.04%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.649434	14.502625	-1.00%	526
2013	9.863187	14.649434	48.53%	944
2012	8.412530	9.863187	17.24%	0
2011*	10.000000	8.412530	-15.87%	773
ProFunds - ProFund VP Japan - Q/NQ
2014	12.366279	12.497152	1.06%	740
2013	8.521127	12.366279	45.12%	3,985
2012	7.079577	8.521127	20.36%	59,585
2011	8.877005	7.079577	-20.25%	63
2010*	10.000000	8.877005	-11.23%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.923926	18.240733	14.55%	19,629
2013	12.113506	15.923926	31.46%	8,355
2012	10.645876	12.113506	13.79%	6,368
2011	10.717769	10.645876	-0.67%	3,220
2010*	10.000000	10.717769	7.18%	689
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.486884	11.768592	-12.74%	17,703
2013	11.103389	13.486884	21.47%	12,306
2012	11.022781	11.103389	0.73%	2,580
2011	11.011402	11.022781	0.10%	3,191
2010*	10.000000	11.011402	10.11%	1,523
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.589119	17.047946	16.85%	10,715
2013	11.321316	14.589119	28.86%	12,552
2012	10.339035	11.321316	9.50%	2,020
2011*	10.000000	10.339035	3.39%	1,167
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.186882	3.120590	-25.47%	19,118
2013	6.892012	4.186882	-39.25%	19,802
2012	8.238716	6.892012	-16.35%	294
2011*	10.000000	8.238716	-17.61%	804
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.369721	12.691807	22.39%	0
2013	10.582415	10.369721	-2.01%	0
2012	9.225594	10.582415	14.71%	4,408
2011*	10.000000	9.225594	-7.74%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.567114	3.800960	-31.72%	12,940
2013	4.882075	5.567114	14.03%	17,961
2012	5.358757	4.882075	-8.90%	6,796
2011	8.757931	5.358757	-38.81%	1,880
2010*	10.000000	8.757931	-12.42%	3,310
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.743698	14.150060	31.71%	25,106
2013	8.221744	10.743698	30.67%	0
2012	8.763975	8.221744	-6.19%	0
2011*	10.000000	8.763975	-12.36%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.467170	7.096236	-4.97%	0
2013	7.644952	7.467170	-2.33%	0
2012	8.980906	7.644952	-14.88%	0
2011	8.289304	8.980906	8.34%	3,377
2010*	10.000000	8.289304	-17.11%	14,788
ProFunds - ProFund VP Short International - Q/NQ
2014	5.116222	5.149014	0.64%	0
2013	6.615873	5.116222	-22.67%	941
2012	8.464267	6.615873	-21.84%	1,033
2011	8.492227	8.464267	-0.33%	13,944
2010*	10.000000	8.492227	-15.08%	1,143
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.154514	3.278911	-21.08%	0
2013	6.011240	4.154514	-30.89%	0
2012	7.561912	6.011240	-20.51%	0
2011	8.627604	7.561912	-12.35%	3,944
2010*	10.000000	8.627604	-13.72%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.211106	14.120367	15.64%	308
2013	9.963009	12.211106	22.56%	0
2012	9.226192	9.963009	7.99%	3,330
2011*	10.000000	9.226192	-7.74%	705
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.848146	11.664936	-1.55%	350
2013	10.798922	11.848146	9.72%	0
2012	9.467253	10.798922	14.07%	4,134
2011*	10.000000	9.467253	-5.33%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.524242	15.388189	33.53%	6,395
2013	14.552672	11.524242	-20.81%	0
2012	14.722409	14.552672	-1.15%	0
2011	10.478161	14.722409	40.51%	3,009
2010*	10.000000	10.478161	4.78%	7,200
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.137380	33.429682	32.99%	12,539
2013	14.340632	25.137380	75.29%	8,270
2012	10.952083	14.340632	30.94%	1,949
2011	11.321764	10.952083	-3.27%	0
2010*	10.000000	11.321764	13.22%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.783677	1.121862	-37.10%	4,568
2013	3.547144	1.783677	-49.72%	4,568
2012	5.593871	3.547144	-36.59%	18,047
2011	7.341845	5.593871	-23.81%	4,942
2010*	10.000000	7.341845	-26.58%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.699716	14.418957	23.24%	755
2013	10.546589	11.699716	10.93%	101
2012	10.758148	10.546589	-1.97%	5,858
2011*	10.000000	10.758148	7.58%	1,087
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.141409	7.230457	1.25%	3,707
2013	5.646630	7.141409	26.47%	1,975
2012	4.643486	5.646630	21.60%	15,529
2011	6.098790	4.643486	-23.86%	2,172
2010	5.510992	6.098790	10.67%	1,930
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	22.062765	21.207061	-3.88%	1,698
2013	22.258005	22.062765	-0.88%	1,900
2012	20.534524	22.258005	8.39%	5,291
2011	25.106924	20.534524	-18.21%	2,123
2010	20.244909	25.106924	24.02%	9,673
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	28.926963	37.579044	29.91%	5,884
2013	19.161094	28.926963	50.97%	9,643
2012	14.393707	19.161094	33.12%	8,207
2011	13.293839	14.393707	8.27%	12,549
2010	12.266164	13.293839	8.38%	9,015

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.382507	2.831182	-35.40%	37,725
2013	4.625046	4.382507	-5.24%	13,575
2012	4.791977	4.625046	-3.48%	7,689
2011	5.242893	4.791977	-8.60%	8,114
2010	4.957245	5.242893	5.76%	12,302
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.773057	26.212635	10.26%	2,362
2013	18.933690	23.773057	25.56%	2,234
2012	17.736179	18.933690	6.75%	4,437
2011	15.924082	17.736179	11.38%	4,640
2010	13.868622	15.924082	14.82%	8,307
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.314564	18.655735	14.35%	4,683
2013	10.242335	16.314564	59.29%	15,301
2012	8.931245	10.242335	14.68%	5,536
2011	8.362414	8.931245	6.80%	33,688
2010	6.855999	8.362414	21.97%	22,446
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	10.023925	12.142965	21.14%	13,325
2013	7.581335	10.023925	32.22%	2,577
2012	7.663853	7.581335	-1.08%	2,848
2011	9.373506	7.663853	-18.24%	3,021
2010	8.739400	9.373506	7.26%	2,889
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.895968	21.426571	-20.34%	3,991
2013	22.250932	26.895968	20.88%	1,550
2012	22.196120	22.250932	0.25%	4,751
2011	24.079603	22.196120	-7.82%	4,034
2010	20.659438	24.079603	16.55%	5,400
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	23.359986	16.158977	-30.83%	5,623
2013	19.259945	23.359986	21.29%	9,799
2012	19.595050	19.259945	-1.71%	3,402
2011	22.065274	19.595050	-11.20%	1,234
2010	17.880734	22.065274	23.40%	4,979
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	13.265275	11.364375	-14.33%	0
2013	10.936616	13.265275	21.29%	45
2012	9.182762	10.936616	19.10%	2,601
2011	11.052556	9.182762	-16.92%	0
2010	12.652973	11.052556	-12.65%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.400321	11.462775	10.22%	15,952
2013	8.328412	10.400321	24.88%	2,640
2012	6.934451	8.328412	20.10%	3,962
2011	8.325498	6.934451	-16.71%	3,851
2010	7.435871	8.325498	11.96%	6,725
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	12.495375	16.472963	31.83%	1,642
2013	15.613252	12.495375	-19.97%	17,629
2012	15.483728	15.613252	0.84%	9,353
2011	11.177911	15.483728	38.52%	41,134
2010	10.370025	11.177911	7.79%	12,462
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	21.155044	25.809782	22.00%	15,805
2013	15.237192	21.155044	38.84%	17,164
2012	13.284538	15.237192	14.70%	1,340
2011	12.961289	13.284538	2.49%	167
2010	12.399870	12.961289	4.53%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.225596	26.177133	-0.18%	562
2013	17.713301	26.225596	48.06%	475
2012	15.163583	17.713301	16.81%	0
2011	17.584984	15.163583	-13.77%	0
2010	14.872453	17.584984	18.24%	98
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.027457	0.786927	-23.41%	14,599
2013	1.870398	1.027457	-45.07%	56,314
2012	2.463962	1.870398	-24.09%	179,774
2011	3.451061	2.463962	-28.60%	218,155
2010	5.057033	3.451061	-31.76%	391,584
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.021774	2.956422	-26.49%	23,901
2013	3.564103	4.021774	12.84%	34,774
2012	3.881187	3.564103	-8.17%	15,242
2011	5.699061	3.881187	-31.90%	16,267
2010	6.676549	5.699061	-14.64%	27,975
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.211621	1.914888	-13.42%	0
2013	3.119033	2.211621	-29.09%	0
2012	3.902700	3.119033	-20.08%	365
2011	4.301712	3.902700	-9.28%	2,390
2010	5.881535	4.301712	-26.86%	0

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.722998	1.372542	-20.34%	2,332
2013	2.480656	1.722998	-30.54%	2,332
2012	3.114808	2.480656	-20.36%	2,332
2011	3.537961	3.114808	-11.96%	12,936
2010	4.590151	3.537961	-22.92%	62,018
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.987807	1.773859	-10.76%	2,393
2013	2.936271	1.987807	-32.30%	2,393
2012	3.664774	2.936271	-19.88%	2,771
2011	4.051675	3.664774	-9.55%	55,753
2010	5.718471	4.051675	-29.15%	2,450
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.578491	2.159455	-16.25%	2,785
2013	3.584265	2.578491	-28.06%	2,785
2012	4.410258	3.584265	-18.73%	3,097
2011	4.952522	4.410258	-10.95%	12,238
2010	6.091990	4.952522	-18.70%	2,750
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	18.375894	15.217647	-17.19%	133
2013	12.032008	18.375894	52.73%	32,343
2012	10.233380	12.032008	17.58%	0
2011	14.711145	10.233380	-30.44%	0
2010	12.984311	14.711145	13.30%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	23.146706	24.357087	5.23%	1,221
2013	16.601896	23.146706	39.42%	1,444
2012	13.978502	16.601896	18.77%	1,229
2011	13.936102	13.978502	0.30%	0
2010	10.920830	13.936102	27.61%	3,308
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.457570	32.280781	9.58%	1,380
2013	20.028034	29.457570	47.08%	4,278
2012	16.455185	20.028034	21.71%	1,653
2011	18.188550	16.455185	-9.53%	1,040
2010	13.506299	18.188550	34.67%	1,230
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	35.339529	47.252086	33.71%	8,412
2013	20.029587	35.339529	76.44%	12,743
2012	15.254468	20.029587	31.30%	1,397
2011	15.687041	15.254468	-2.76%	0
2010	11.704134	15.687041	34.03%	7,324

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	23.025882	26.475290	14.98%	9,786
2013	17.471047	23.025882	31.79%	1,633
2012	15.283444	17.471047	14.31%	1,366
2011	15.279149	15.283444	0.03%	1,620
2010	13.171823	15.279149	16.00%	4,518
Rydex Variable Trust - Nova Fund - Q/NQ
2014	19.432637	22.560731	16.10%	1,356
2013	13.322412	19.432637	45.86%	12,672
2012	11.132319	13.322412	19.67%	4,986
2011	11.504946	11.132319	-3.24%	1,202
2010	9.795667	11.504946	17.45%	1,352
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	9.205825	7.448853	-19.09%	6,655
2013	17.447284	9.205825	-47.24%	8,077
2012	18.584024	17.447284	-6.12%	12,532
2011	25.028334	18.584024	-25.75%	15,168
2010	18.514840	25.028334	35.18%	18,026
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	16.188985	19.178833	18.47%	13,058
2013	15.908787	16.188985	1.76%	7,662
2012	13.731754	15.908787	15.85%	7,258
2011	13.715075	13.731754	0.12%	2,344
2010	11.219230	13.715075	22.25%	3,757
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.605919	24.046834	6.37%	109
2013	17.003618	22.605919	32.95%	100
2012	14.874495	17.003618	14.31%	0
2011	14.428378	14.874495	3.09%	4,182
2010	11.777005	14.428378	22.51%	3,184
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	26.664830	27.224120	2.10%	15,411
2013	17.177019	26.664830	55.24%	6,644
2012	14.370099	17.177019	19.53%	15,889
2011	16.714653	14.370099	-14.03%	1,179
2010	12.385309	16.714653	34.96%	3,724
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	20.394548	24.888910	22.04%	10,745
2013	12.347424	20.394548	65.17%	24,538
2012	9.748046	12.347424	26.67%	6,495
2011	10.366111	9.748046	-5.96%	1,516
2010	8.438994	10.366111	22.84%	8,133

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.771175	18.458233	10.06%	26,227
2013	12.122060	16.771175	38.35%	20,057
2012	10.928147	12.122060	10.93%	4,741
2011	11.284901	10.928147	-3.16%	4,788
2010	9.219041	11.284901	22.41%	6,575
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	17.077064	18.548037	8.61%	45,157
2013	12.007922	17.077064	42.21%	14,262
2012	10.035363	12.007922	19.66%	13,113
2011	10.585667	10.035363	-5.20%	5,751
2010	8.986724	10.585667	17.79%	36,336
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.611025	21.792371	-3.62%	9,004
2013	17.229150	22.611025	31.24%	15,638
2012	15.165021	17.229150	13.61%	7,235
2011	15.592257	15.165021	-2.74%	6,211
2010	12.012701	15.592257	29.80%	6,297
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.561861	18.349016	4.48%	10,544
2013	13.208976	17.561861	32.95%	13,953
2012	11.533652	13.208976	14.53%	2,061
2011	12.687927	11.533652	-9.10%	1,126
2010	10.788174	12.687927	17.61%	1,371
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.248550	18.844179	-2.10%	17,079
2013	13.913894	19.248550	38.34%	21,534
2012	12.849915	13.913894	8.28%	1,137
2011	12.679269	12.849915	1.35%	2,051
2010	10.327753	12.679269	22.77%	6,775
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.893245	16.755524	-0.82%	9,926
2013	12.081211	16.893245	39.83%	19,310
2012	10.251656	12.081211	17.85%	3,368
2011	11.563195	10.251656	-11.34%	4,534
2010	9.441286	11.563195	22.47%	4,594
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.094109	6.130797	20.35%	2,793
2013	5.362599	5.094109	-5.01%	2,793
2012	5.845098	5.362599	-8.25%	9,040
2011	6.235827	5.845098	-6.27%	6,207
2010	6.670154	6.235827	-6.51%	20,856

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.330570	18.706631	7.94%	20,151
2013	13.074559	17.330570	32.55%	4,589
2012	11.926425	13.074559	9.63%	2,812
2011	13.416029	11.926425	-11.10%	3,470
2010	12.231661	13.416029	9.68%	3,849
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	12.407279	12.464391	0.46%	0
2013	10.789165	12.407279	15.00%	0
2012	10.510396	10.789165	2.65%	2,854
2011	12.541777	10.510396	-16.20%	2,854
2010	11.187217	12.541777	12.11%	3,258
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	21.301389	25.609109	20.22%	17,423
2013	14.443689	21.301389	47.48%	7,601
2012	12.547793	14.443689	15.11%	510
2011	14.419884	12.547793	-12.98%	510
2010	11.865413	14.419884	21.53%	4,047
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	17.990074	21.644498	20.31%	7,801
2013	16.172207	17.990074	11.24%	6,190
2012	16.337404	16.172207	-1.01%	9,528
2011	14.349655	16.337404	13.85%	10,824
2010	13.713544	14.349655	4.64%	4,331
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.398193	7.184423	-23.56%	4,740
2013	9.877882	9.398193	-4.86%	54
2012	10.012027	9.877882	-1.34%	0
2011	10.617483	10.012027	-5.70%	702
2010	11.489601	10.617483	-7.59%	3,914
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.043004	9.967234	-0.75%	627
2013*	10.000000	10.043004	0.43%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.576290	10.653448	0.73%	10,508
2013	11.839964	10.576290	-10.67%	7,997
2012	10.260367	11.839964	15.40%	4,715
2011*	10.000000	10.260367	2.60%	5,742
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.553618	5.54%	543

Additional Contract Options Elected Total - 2.10%
Variable account charges of the daily net assets of the variable account - 2.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.544980	11.753544	11.46%	7,945
2013	10.494767	10.544980	0.48%	9,980
2012	8.249930	10.494767	27.21%	3,926
2011*	10.000000	8.249930	-17.50%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.150094	11.133812	-0.15%	2,192
2013	9.839217	11.150094	13.32%	1,855
2012	8.839981	9.839217	11.30%	1,855
2011*	10.000000	8.839981	-11.60%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.381105	6.637435	-20.80%	13,542
2013	7.745036	8.381105	8.21%	15,191
2012	7.652476	7.745036	1.21%	6,314
2011*	10.000000	7.652476	-23.48%	6,503
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.749649	9.443117	-3.14%	884
2013	9.480059	9.749649	2.84%	0
2012	9.556679	9.480059	-0.80%	0
2011*	10.000000	9.556679	-4.43%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.399108	11.947042	4.81%	92
2013	10.019121	11.399108	13.77%	94
2012	9.031720	10.019121	10.93%	94
2011*	10.000000	9.031720	-9.68%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.356756	11.341136	9.50%	104
2013*	10.000000	10.356756	3.57%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.953738	10.061120	1.08%	27,805
2013	11.114972	9.953738	-10.45%	9,349
2012	10.578473	11.114972	5.07%	6,506
2011*	10.000000	10.578473	5.78%	5,265
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.791322	20.686405	10.08%	7,711
2013	14.139105	18.791322	32.90%	1,409
2012	12.593715	14.139105	12.27%	0
2011	12.481652	12.593715	0.90%	0
2010	11.174798	12.481652	11.69%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.727263	21.828052	10.65%	339
2013	15.304780	19.727263	28.90%	354
2012	13.651970	15.304780	12.11%	0
2011	13.811222	13.651970	-1.15%	0
2010	12.444087	13.811222	10.99%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.420830	11.385672	-0.31%	7,293
2013*	10.000000	11.420830	14.21%	5,240
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.994072	11.962954	-0.26%	12,183
2013	10.713163	11.994072	11.96%	38,403
2012	9.956736	10.713163	7.60%	0
2011	10.559439	9.956736	-5.71%	0
2010*	10.000000	10.559439	5.59%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.465833	6.874507	-18.80%	2,789
2013	9.642264	8.465833	-12.20%	0
2012	10.065554	9.642264	-4.21%	0
2011	11.776114	10.065554	-14.53%	0
2010*	10.000000	11.776114	17.76%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.121021	-8.79%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.282589	12.83%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.609184	10.370112	-2.25%	0
2013	10.430611	10.609184	1.71%	0
2012*	10.000000	10.430611	4.31%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.826790	8.27%	2,286
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.209878	11.576360	3.27%	7,709
2013	9.932553	11.209878	12.86%	7,709
2012	9.044657	9.932553	9.82%	0
2011*	10.000000	9.044657	-9.55%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.641392	13.728248	0.64%	3,920
2013	11.263567	13.641392	21.11%	3,926
2012	9.981220	11.263567	12.85%	84
2011	10.359835	9.981220	-3.65%	0
2010*	10.000000	10.359835	3.60%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.491812	10.740105	2.37%	46,994
2013*	10.000000	10.491812	4.92%	1,293
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.361486	11.751832	3.44%	6,959
2013*	10.000000	11.361486	13.61%	320
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.253918	10.429320	1.71%	282
2013*	10.000000	10.253918	2.54%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.623657	11.768583	1.25%	31,632
2013	9.623719	11.623657	20.78%	55,921
2012	8.650024	9.623719	11.26%	42,942
2011	9.535908	8.650024	-9.29%	69,982
2010	8.464186	9.535908	12.66%	66,785
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.751122	10.814490	0.59%	5,919
2013	9.252619	10.751122	16.20%	29,680
2012	8.411940	9.252619	9.99%	18,169
2011	8.974260	8.411940	-6.27%	26,878
2010	8.062670	8.974260	11.31%	22,862

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.577185	10.536065	-0.39%	852
2013	9.812101	10.577185	7.80%	24,634
2012	9.051733	9.812101	8.40%	13,444
2011	9.275883	9.051733	-2.42%	13,827
2010	8.541230	9.275883	8.60%	640
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.719042	7.369076	9.67%	98
2013	6.693394	6.719042	0.38%	98
2012	7.704097	6.693394	-13.12%	110
2011	8.616371	7.704097	-10.59%	110
2010	9.128453	8.616371	-5.61%	126
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	15.859207	15.951934	0.58%	641
2013	13.798641	15.859207	14.93%	526
2012	13.504194	13.798641	2.18%	217
2011	14.769569	13.504194	-8.57%	217
2010	13.572559	14.769569	8.82%	248
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.395265	8.597544	2.41%	6,826
2013	8.440199	8.395265	-0.53%	6,529
2012	8.438365	8.440199	0.02%	6,902
2011	8.341288	8.438365	1.16%	12,898
2010	8.028221	8.341288	3.90%	13,093
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.104249	10.122424	0.18%	5,379
2013*	10.000000	10.104249	1.04%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.049914	10.359844	3.08%	0
2013*	10.000000	10.049914	0.50%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.994860	10.338425	3.44%	603
2013*	10.000000	9.994860	-0.05%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.458154	12.475348	-7.30%	16,231
2013	10.991392	13.458154	22.44%	19,115
2012	9.425907	10.991392	16.61%	6,657
2011	10.380687	9.425907	-9.20%	11,981
2010*	10.000000	10.380687	3.81%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.786067	9.131560	-6.69%	402
2013*	10.000000	9.786067	-2.14%	2,335

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.960125	9.598845	-3.63%	12,909
2013*	10.000000	9.960125	-0.40%	2,086
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.690705	10.905171	2.01%	0
2013	10.065719	10.690705	6.21%	0
2012	9.415182	10.065719	6.91%	0
2011*	10.000000	9.415182	-5.85%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.745981	12.762536	8.65%	0
2013*	10.000000	11.745981	17.46%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.666318	13.012507	2.73%	29,669
2013	10.499692	12.666318	20.64%	16,298
2012	9.273451	10.499692	13.22%	0
2011*	10.000000	9.273451	-7.27%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.786632	-2.13%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.175450	1.75%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.714306	11.821055	0.91%	0
2013*	10.000000	11.714306	17.14%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.450651	11.412723	-0.33%	14,284
2013*	10.000000	11.450651	14.51%	18,320
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.090149	14.407190	2.25%	0
2013	11.121492	14.090149	26.69%	0
2012	9.785694	11.121492	13.65%	0
2011	10.681651	9.785694	-8.39%	0
2010*	10.000000	10.681651	6.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.254543	12.506381	2.06%	0
2013	10.922770	12.254543	12.19%	4,260
2012	10.051545	10.922770	8.67%	4,260
2011	10.411966	10.051545	-3.46%	4,260
2010*	10.000000	10.411966	4.12%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.124727	13.445815	2.45%	17,075
2013	11.062680	13.124727	18.64%	0
2012	9.948983	11.062680	11.19%	0
2011	10.530198	9.948983	-5.52%	0
2010*	10.000000	10.530198	5.30%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.961976	11.084181	1.11%	40,301
2013	10.676197	10.961976	2.68%	5,246
2012	10.150215	10.676197	5.18%	3,856
2011	10.228387	10.150215	-0.76%	2,510
2010*	10.000000	10.228387	2.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.269224	10.275530	0.06%	13,223
2013*	10.000000	10.269224	2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.341167	10.221374	-1.16%	0
2013*	10.000000	10.341167	3.41%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.675440	12.969731	2.32%	11,661
2013	10.996067	12.675440	15.27%	6,978
2012	10.001102	10.996067	9.95%	0
2011	10.464480	10.001102	-4.43%	2,393
2010*	10.000000	10.464480	4.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.475407	13.787174	2.31%	1,329
2013	11.081227	13.475407	21.61%	1,329
2012	9.883646	11.081227	12.12%	0
2011	10.595371	9.883646	-6.72%	0
2010*	10.000000	10.595371	5.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.837170	12.055499	1.84%	6,436
2013	10.875035	11.837170	8.85%	0
2012	10.100124	10.875035	7.67%	0
2011	10.349542	10.100124	-2.41%	0
2010*	10.000000	10.349542	3.50%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.249516	10.518745	2.63%	5,697
2013	10.693842	10.249516	-4.15%	0
2012	10.203136	10.693842	4.81%	7,341
2011*	10.000000	10.203136	2.03%	70
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.600318	-4.00%	2,868

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.688178	-3.12%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.181510	1.82%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.105846	1.06%	2,556
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.292283	2.92%	517
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.196008	1.96%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.272405	2.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.100733	1.01%	8,830
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.248464	10.274383	0.25%	0
2013*	10.000000	10.248464	2.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.313239	10.266447	-0.45%	0
2013*	10.000000	10.313239	3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.259897	2.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.263246	2.63%	1,000
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.191215	1.91%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.156456	8.959594	-2.15%	124,564
2013	9.357644	9.156456	-2.15%	149,770
2012	9.563820	9.357644	-2.16%	177,150
2011	9.773369	9.563820	-2.14%	185,797
2010	9.988098	9.773369	-2.15%	243,328
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.524114	9.681273	1.65%	7,588
2013*	10.000000	9.524114	-4.76%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.132692	12.676557	-3.47%	119
2013	11.084781	13.132692	18.47%	0
2012	9.806834	11.084781	13.03%	0
2011	11.089137	9.806834	-11.56%	0
2010*	10.000000	11.089137	10.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.956804	-10.43%	1,686
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.161975	16.341617	7.78%	1,741
2013	11.527787	15.161975	31.53%	740
2012	10.144326	11.527787	13.64%	0
2011	10.713053	10.144326	-5.31%	0
2010*	10.000000	10.713053	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.266399	15.389594	7.87%	9,797
2013	10.797579	14.266399	32.13%	8,040
2012	9.384499	10.797579	15.06%	7,587
2011	10.212520	9.384499	-8.11%	0
2010*	10.000000	10.212520	2.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.886843	16.123469	1.49%	2,024
2013	11.713588	15.886843	35.63%	645
2012	10.442340	11.713588	12.17%	0
2011	11.168449	10.442340	-6.50%	0
2010*	10.000000	11.168449	11.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.492252	17.739314	14.50%	2,267
2013	11.669184	15.492252	32.76%	540
2012	10.250634	11.669184	13.84%	0
2011	10.724377	10.250634	-4.42%	0
2010*	10.000000	10.724377	7.24%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.976291	9.76%	536
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.683341	6.83%	3,991
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.365020	3.65%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.827568	8.28%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.266861	11.661697	25.84%	281
2013*	10.000000	9.266861	-7.33%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.821673	9.657979	-1.67%	6,210
2013	10.026914	9.821673	-2.05%	13,535
2012	9.898992	10.026914	1.29%	0
2011*	10.000000	9.898992	-1.01%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.121615	9.874667	-2.44%	0
2013*	10.000000	10.121615	1.22%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.609337	9.534574	-0.78%	0
2013*	10.000000	9.609337	-3.91%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.745037	10.254481	5.23%	3,536
2013	9.583731	9.745037	1.68%	543
2012*	10.000000	9.583731	-4.16%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.406590	10.073262	-3.20%	7,044
2013	10.167285	10.406590	2.35%	4,355
2012*	10.000000	10.167285	1.67%	16,379
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.363824	11.348105	-0.14%	5,322
2013*	10.000000	11.363824	13.64%	375
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.432681	10.254799	-1.71%	13,976
2013	10.650280	10.432681	-2.04%	1,160
2012	9.480972	10.650280	12.33%	4,834
2011*	10.000000	9.480972	-5.19%	7,384
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.462455	7.534830	-20.37%	0
2013	11.338977	9.462455	-16.55%	0
2012	11.023850	11.338977	2.86%	0
2011	12.184744	11.023850	-9.53%	599
2010*	10.000000	12.184744	21.85%	1,644

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.481152	11.392091	-0.78%	2,985
2013	12.622227	11.481152	-9.04%	1,788
2012	10.954099	12.622227	15.23%	1,750
2011	10.539550	10.954099	3.93%	3,850
2010*	10.000000	10.539550	5.40%	571
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.814231	10.613577	-1.86%	569
2013	11.828630	10.814231	-8.58%	799
2012	11.488132	11.828630	2.96%	0
2011	10.828505	11.488132	6.09%	212
2010*	10.000000	10.828505	8.29%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.647983	10.643960	-0.04%	6,997
2013	11.901462	10.647983	-10.53%	1,611
2012	11.382509	11.901462	4.56%	110
2011	10.824848	11.382509	5.15%	123
2010*	10.000000	10.824848	8.25%	125
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.286122	12.410610	1.01%	18,493
2013	11.886878	12.286122	3.36%	15,825
2012	10.638633	11.886878	11.73%	36,928
2011	10.531194	10.638633	1.02%	65,662
2010*	10.000000	10.531194	5.31%	43,432
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.865765	9.725880	-1.42%	6,653
2013	10.106014	9.865765	-2.38%	7,141
2012	9.767039	10.106014	3.47%	21,926
2011*	10.000000	9.767039	-2.33%	12,242
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.213832	10.410747	1.93%	9,779
2013	10.657042	10.213832	-4.16%	2,733
2012	9.946827	10.657042	7.14%	52,678
2011*	10.000000	9.946827	-0.53%	5,664
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.920734	9.993160	0.73%	695
2013*	10.000000	9.920734	-0.79%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.705691	7.428136	-14.67%	0
2013	9.096305	8.705691	-4.29%	0
2012	8.325920	9.096305	9.25%	0
2011	11.139195	8.325920	-25.26%	0
2010*	10.000000	11.139195	11.39%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.775317	12.463637	-2.44%	0
2013	11.677434	12.775317	9.40%	0
2012	10.315619	11.677434	13.20%	0
2011	10.760167	10.315619	-4.13%	0
2010*	10.000000	10.760167	7.60%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.084796	13.102958	0.14%	2,781
2013	12.154559	13.084796	7.65%	25,906
2012	10.884759	12.154559	11.67%	9,013
2011	10.826181	10.884759	0.54%	483
2010*	10.000000	10.826181	8.26%	4,446
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.039624	9.669623	-3.69%	3,210
2013	8.924061	10.039624	12.50%	2,884
2012	7.898202	8.924061	12.99%	2,209
2011	11.056417	7.898202	-28.56%	0
2010*	10.000000	11.056417	10.56%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.644810	13.656870	8.00%	5,599
2013	9.682997	12.644810	30.59%	7,623
2012	7.418173	9.682997	30.53%	304
2011*	10.000000	7.418173	-25.82%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.441330	9.394065	-0.50%	28,739
2013	8.147057	9.441330	15.89%	29,046
2012	7.675184	8.147057	6.15%	5,768
2011*	10.000000	7.675184	-23.25%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.666363	3.915417	-16.09%	7,466
2013	6.492895	4.666363	-28.13%	8,396
2012	7.956434	6.492895	-18.39%	3,894
2011	8.923713	7.956434	-10.84%	0
2010*	10.000000	8.923713	-10.76%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.100124	26.784308	26.94%	18,667
2013	12.803457	21.100124	64.80%	29,136
2012	9.299663	12.803457	37.68%	7,872
2011*	10.000000	9.299663	-7.00%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.276821	15.572009	9.07%	26,105
2013	11.244460	14.276821	26.97%	1,863
2012	10.090604	11.244460	11.43%	24,582
2011	10.311776	10.090604	-2.14%	34,614
2010*	10.000000	10.311776	3.12%	13,743
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.401937	14.455008	7.86%	6,266
2013	10.662586	13.401937	25.69%	274
2012	9.829922	10.662586	8.47%	3,497
2011*	10.000000	9.829922	-1.70%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.666915	17.240349	10.04%	2,923
2013	11.447110	15.666915	36.86%	439
2012	9.581600	11.447110	19.47%	4,692
2011*	10.000000	9.581600	-4.18%	76
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.214710	7.763095	-5.50%	2,481
2013	8.971490	8.214710	-8.44%	81
2012	8.603821	8.971490	4.27%	594
2011	10.950278	8.603821	-21.43%	0
2010*	10.000000	10.950278	9.50%	518
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.756249	11.402557	-10.61%	1,088
2013	10.717613	12.756249	19.02%	6,667
2012	9.394501	10.717613	14.08%	1,028
2011	10.536878	9.394501	-10.84%	0
2010*	10.000000	10.536878	5.37%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.977052	14.338294	10.49%	951
2013	10.041111	12.977052	29.24%	2,804
2012	8.227453	10.041111	22.04%	1,054
2011*	10.000000	8.227453	-17.73%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.998200	18.153863	21.04%	9,607
2013	10.967229	14.998200	36.75%	10,338
2012	9.547007	10.967229	14.88%	7,027
2011*	10.000000	9.547007	-4.53%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.301768	13.741700	3.31%	2,089
2013	9.837214	13.301768	35.22%	2,938
2012	8.682065	9.837214	13.31%	1,200
2011*	10.000000	8.682065	-13.18%	78

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	12.007038	10.796209	-10.08%	0
2013	10.269043	12.007038	16.92%	2,229
2012	9.052737	10.269043	13.44%	2,440
2011	10.800062	9.052737	-16.18%	0
2010*	10.000000	10.800062	8.00%	435
ProFunds - ProFund VP Internet - Q/NQ
2014	14.629508	14.475504	-1.05%	0
2013	9.854795	14.629508	48.45%	3,229
2012	8.409679	9.854795	17.18%	382
2011*	10.000000	8.409679	-15.90%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.343165	12.467433	1.01%	0
2013	8.509539	12.343165	45.05%	1,160
2012	7.073573	8.509539	20.30%	73
2011	8.874004	7.073573	-20.29%	0
2010*	10.000000	8.874004	-11.26%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.894212	18.197403	14.49%	8,672
2013	12.097068	15.894212	31.39%	5,368
2012	10.636868	12.097068	13.73%	5,616
2011	10.714144	10.636868	-0.72%	3,625
2010*	10.000000	10.714144	7.14%	4,951
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.461674	11.740587	-12.79%	26,502
2013	11.088290	13.461674	21.40%	20,768
2012	11.013424	11.088290	0.68%	12,439
2011	11.007668	11.013424	0.05%	2,281
2010*	10.000000	11.007668	10.08%	1,778
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.569268	17.016065	16.79%	29,438
2013	11.311683	14.569268	28.80%	31,852
2012	10.335533	11.311683	9.44%	10,461
2011*	10.000000	10.335533	3.36%	77
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.181180	3.114751	-25.51%	39,721
2013	6.886148	4.181180	-39.28%	38,181
2012	8.235923	6.886148	-16.39%	8,724
2011*	10.000000	8.235923	-17.64%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.355600	12.668056	22.33%	8,610
2013	10.573418	10.355600	-2.06%	6,431
2012	9.222477	10.573418	14.65%	9,585
2011*	10.000000	9.222477	-7.78%	1,258

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.556696	3.791905	-31.76%	4,419
2013	4.875431	5.556696	13.97%	8,950
2012	5.354197	4.875431	-8.94%	10,955
2011	8.754949	5.354197	-38.84%	0
2010*	10.000000	8.754949	-12.45%	1,098
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.729054	14.123561	31.64%	1,499
2013	8.214731	10.729054	30.61%	709
2012	8.761000	8.214731	-6.24%	0
2011*	10.000000	8.761000	-12.39%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.453210	7.079352	-5.02%	208
2013	7.634548	7.453210	-2.38%	2,770
2012	8.973279	7.634548	-14.92%	0
2011	8.286489	8.973279	8.29%	1,309
2010*	10.000000	8.286489	-17.14%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.106657	5.136764	0.59%	46,029
2013	6.606886	5.106657	-22.71%	49,664
2012	8.457090	6.606886	-21.88%	4,722
2011	8.489346	8.457090	-0.38%	3,375
2010*	10.000000	8.489346	-15.11%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.146728	3.271093	-21.12%	53,973
2013	6.003062	4.146728	-30.92%	58,243
2012	7.555497	6.003062	-20.55%	327
2011	8.624673	7.555497	-12.40%	42
2010*	10.000000	8.624673	-13.75%	42
ProFunds - ProFund VP Technology - Q/NQ
2014	12.194505	14.093979	15.58%	28,940
2013	9.954545	12.194505	22.50%	33,221
2012	9.223072	9.954545	7.93%	3,526
2011*	10.000000	9.223072	-7.77%	79
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.832021	11.643115	-1.60%	1,654
2013	10.789737	11.832021	9.66%	1,012
2012	9.464046	10.789737	14.01%	2,196
2011*	10.000000	9.464046	-5.36%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.502721	15.351601	33.46%	13,910
2013	14.532909	11.502721	-20.85%	15,441
2012	14.709950	14.532909	-1.20%	6,114
2011	10.474614	14.709950	40.43%	1,690
2010*	10.000000	10.474614	4.75%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.090404	33.350184	32.92%	7,706
2013	14.321134	25.090404	75.20%	17,053
2012	10.942795	14.321134	30.87%	18,989
2011	11.317938	10.942795	-3.31%	38,205
2010*	10.000000	11.317938	13.18%	226
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.780338	1.119188	-37.14%	194,649
2013	3.542311	1.780338	-49.74%	126,832
2012	5.589120	3.542311	-36.62%	95,316
2011	7.339352	5.589120	-23.85%	83,490
2010*	10.000000	7.339352	-26.61%	5,392
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.683803	14.391985	23.18%	13,120
2013	10.537619	11.683803	10.88%	13,703
2012	10.754510	10.537619	-2.02%	8,197
2011*	10.000000	10.754510	7.55%	1,370
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.102683	7.187578	1.20%	631
2013	5.618879	7.102683	26.41%	0
2012	4.623040	5.618879	21.54%	4,510
2011	6.075042	4.623040	-23.90%	0
2010	5.492345	6.075042	10.61%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.943318	21.081456	-3.93%	325
2013	22.148814	21.943318	-0.93%	684
2012	20.444256	22.148814	8.34%	1,093
2011	25.009322	20.444256	-18.25%	380
2010	20.176491	25.009322	23.95%	2,579
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	28.770327	37.356488	29.84%	14,270
2013	19.067067	28.770327	50.89%	12,549
2012	14.330412	19.067067	33.05%	4,155
2011	13.242118	14.330412	8.22%	675
2010	12.224680	13.242118	8.32%	2,588

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.364078	2.817827	-35.43%	2,998
2013	4.607960	4.364078	-5.29%	2,169
2012	4.776720	4.607960	-3.53%	2,278
2011	5.228869	4.776720	-8.65%	2,347
2010	4.946498	5.228869	5.71%	3,189
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.644391	26.057453	10.21%	819
2013	18.840835	23.644391	25.50%	2,464
2012	17.658237	18.840835	6.70%	510
2011	15.862189	17.658237	11.32%	149
2010	13.821775	15.862189	14.76%	77
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.234249	18.554409	14.29%	1,296
2013	10.197108	16.234249	59.20%	2,215
2012	8.896358	10.197108	14.62%	7,897
2011	8.333993	8.896358	6.75%	10,649
2010	6.836177	8.333993	21.91%	20,345
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.969655	12.071061	21.08%	1,086
2013	7.544136	9.969655	32.15%	0
2012	7.630153	7.544136	-1.13%	0
2011	9.337045	7.630153	-18.28%	0
2010	8.709850	9.337045	7.20%	45
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.750339	21.299645	-20.38%	3,861
2013	22.141756	26.750339	20.81%	558
2012	22.098532	22.141756	0.20%	2,438
2011	23.985972	22.098532	-7.87%	1,325
2010	20.589609	23.985972	16.50%	814
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	23.233475	16.063234	-30.86%	858
2013	19.165425	23.233475	21.23%	1,758
2012	19.508879	19.165425	-1.76%	3,882
2011	21.979459	19.508879	-11.24%	1,061
2010	17.820275	21.979459	23.34%	370
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	13.193411	11.297032	-14.37%	175
2013	10.882938	13.193411	21.23%	482
2012	9.142375	10.882938	19.04%	662
2011	11.009570	9.142375	-16.96%	0
2010	12.610190	11.009570	-12.69%	61

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.343944	11.394816	10.16%	4,148
2013	8.287492	10.343944	24.81%	2,464
2012	6.903920	8.287492	20.04%	2,857
2011	8.293079	6.903920	-16.75%	0
2010	7.410698	8.293079	11.91%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	12.427435	16.375026	31.77%	2,584
2013	15.536289	12.427435	-20.01%	9,208
2012	15.415305	15.536289	0.78%	1,494
2011	11.134191	15.415305	38.45%	2,940
2010	10.334747	11.134191	7.74%	277
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	21.040537	25.656982	21.94%	11,223
2013	15.162448	21.040537	38.77%	5,316
2012	13.226144	15.162448	14.64%	3,856
2011	12.910895	13.226144	2.44%	0
2010	12.357955	12.910895	4.47%	401
Rydex Variable Trust - Internet Fund - Q/NQ
2014	26.083620	26.022115	-0.24%	1,737
2013	17.626404	26.083620	47.98%	2,464
2012	15.096926	17.626404	16.75%	0
2011	17.516608	15.096926	-13.81%	0
2010	14.822180	17.516608	18.18%	522
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.022398	0.782652	-23.45%	247,925
2013	1.862145	1.022398	-45.10%	312,842
2012	2.454342	1.862145	-24.13%	116,572
2011	3.439344	2.454342	-28.64%	26,859
2010	5.042433	3.439344	-31.79%	115,654
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.999973	2.938894	-26.53%	3,524
2013	3.546594	3.999973	12.78%	16,366
2012	3.864110	3.546594	-8.22%	4,425
2011	5.676886	3.864110	-31.93%	5,714
2010	6.653973	5.676886	-14.68%	25,629
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.200730	1.904491	-13.46%	117,564
2013	3.105265	2.200730	-29.13%	126,573
2012	3.887474	3.105265	-20.12%	45,232
2011	4.287107	3.887474	-9.32%	0
2010	5.864559	4.287107	-26.90%	0

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.713660	1.364401	-20.38%	16,060
2013	2.468482	1.713660	-30.58%	14,494
2012	3.101113	2.468482	-20.40%	63,199
2011	3.524196	3.101113	-12.01%	811
2010	4.574643	3.524196	-22.96%	32
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.978013	1.764234	-10.81%	28,646
2013	2.923305	1.978013	-32.34%	29,162
2012	3.650466	2.923305	-19.92%	32,531
2011	4.037909	3.650466	-9.60%	2,363
2010	5.701961	4.037909	-29.18%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.564512	2.146651	-16.29%	87,854
2013	3.566653	2.564512	-28.10%	101,803
2012	4.390847	3.566653	-18.77%	37,816
2011	4.933245	4.390847	-10.99%	565
2010	6.071373	4.933245	-18.75%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	18.276396	15.127511	-17.23%	0
2013	11.972974	18.276396	52.65%	1,772
2012	10.188388	11.972974	17.52%	0
2011	14.653971	10.188388	-30.47%	0
2010	12.940442	14.653971	13.24%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	23.021370	24.212832	5.18%	0
2013	16.520429	23.021370	39.35%	0
2012	13.917032	16.520429	18.71%	561
2011	13.881893	13.917032	0.25%	0
2010	10.883907	13.881893	27.55%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.298082	32.089603	9.53%	883
2013	19.929767	29.298082	47.01%	1,705
2012	16.382836	19.929767	21.65%	3,482
2011	18.117830	16.382836	-9.58%	2,111
2010	13.460644	18.117830	34.60%	5,135
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	35.148277	46.972401	33.64%	1,328
2013	19.931342	35.148277	76.35%	588
2012	15.187414	19.931342	31.24%	4,112
2011	15.626062	15.187414	-2.81%	2,267
2010	11.664580	15.626062	33.96%	13,870

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.901180	26.318459	14.92%	3,260
2013	17.385296	22.901180	31.73%	5,647
2012	15.216218	17.385296	14.26%	1,410
2011	15.219699	15.216218	-0.02%	2,708
2010	13.127273	15.219699	15.94%	2,871
Rydex Variable Trust - Nova Fund - Q/NQ
2014	19.327433	22.427153	16.04%	1,668
2013	13.257038	19.327433	45.79%	17,384
2012	11.083354	13.257038	19.61%	2,757
2011	11.460196	11.083354	-3.29%	3,659
2010	9.762552	11.460196	17.39%	5,368
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	9.155938	7.404700	-19.13%	4,692
2013	17.361627	9.155938	-47.26%	3,106
2012	18.502253	17.361627	-6.16%	5,391
2011	24.930928	18.502253	-25.79%	5,448
2010	18.452195	24.930928	35.11%	4,738
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	16.101308	19.065236	18.41%	16,616
2013	15.830711	16.101308	1.71%	15,471
2012	13.671360	15.830711	15.79%	4,266
2011	13.661710	13.671360	0.07%	392
2010	11.181277	13.661710	22.18%	3,010
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.483528	23.904420	6.32%	466
2013	16.920197	22.483528	32.88%	821
2012	14.809097	16.920197	14.26%	0
2011	14.372264	14.809097	3.04%	573
2010	11.737195	14.372264	22.45%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	26.520488	27.062914	2.05%	421
2013	17.092757	26.520488	55.16%	1,242
2012	14.306915	17.092757	19.47%	2,991
2011	16.649654	14.306915	-14.07%	2,779
2010	12.343421	16.649654	34.89%	3,598
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	20.284119	24.741505	21.97%	1,975
2013	12.286836	20.284119	65.09%	2,182
2012	9.705172	12.286836	26.60%	3,480
2011	10.325785	9.705172	-6.01%	1,537
2010	8.410454	10.325785	22.77%	5,420

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.688644	18.358004	10.00%	15,834
2013	12.068557	16.688644	38.28%	9,971
2012	10.885478	12.068557	10.87%	436
2011	11.246565	10.885478	-3.21%	2,476
2010	9.192405	11.246565	22.35%	1,942
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	16.992937	18.447216	8.56%	12,277
2013	11.954865	16.992937	42.14%	20,491
2012	9.996142	11.954865	19.59%	4,429
2011	10.549679	9.996142	-5.25%	389
2010	8.960746	10.549679	17.73%	337
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.499726	21.674032	-3.67%	963
2013	17.153097	22.499726	31.17%	3,261
2012	15.105808	17.153097	13.55%	1,554
2011	15.539288	15.105808	-2.79%	950
2010	11.978004	15.539288	29.73%	2,253
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.475424	18.249380	4.43%	2,370
2013	13.150664	17.475424	32.89%	2,132
2012	11.488618	13.150664	14.47%	804
2011	12.644835	11.488618	-9.14%	0
2010	10.757011	12.644835	17.55%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.153768	18.741819	-2.15%	639
2013	13.852446	19.153768	38.27%	3,530
2012	12.799711	13.852446	8.22%	0
2011	12.636164	12.799711	1.29%	0
2010	10.297890	12.636164	22.71%	2,000
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.810050	16.664494	-0.87%	1,913
2013	12.027849	16.810050	39.76%	1,754
2012	10.211597	12.027849	17.79%	863
2011	11.523876	10.211597	-11.39%	1,124
2010	9.413990	11.523876	22.41%	1,794
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.072696	6.101917	20.29%	3,831
2013	5.342778	5.072696	-5.06%	550
2012	5.826486	5.342778	-8.30%	550
2011	6.219140	5.826486	-6.31%	550
2010	6.655708	6.219140	-6.56%	3,631

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.236724	18.595830	7.88%	2,798
2013	13.010399	17.236724	32.48%	2,459
2012	11.873985	13.010399	9.57%	3,351
2011	13.363855	11.873985	-11.15%	580
2010	12.190309	13.363855	9.63%	406
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	12.340095	12.390565	0.41%	1,505
2013	10.736221	12.340095	14.94%	0
2012	10.464176	10.736221	2.60%	0
2011	12.493002	10.464176	-16.24%	0
2010	11.149407	12.493002	12.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	21.186055	25.457447	20.16%	3,636
2013	14.372822	21.186055	47.40%	3,000
2012	12.492629	14.372822	15.05%	890
2011	14.363816	12.492629	-13.03%	0
2010	11.825310	14.363816	21.47%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	17.892696	21.516353	20.25%	3,459
2013	16.092900	17.892696	11.18%	1,531
2012	16.265619	16.092900	-1.06%	1,571
2011	14.293897	16.265619	13.79%	1,696
2010	13.667224	14.293897	4.59%	730
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.358679	7.150563	-23.59%	0
2013	9.841380	9.358679	-4.90%	0
2012	9.980153	9.841380	-1.39%	0
2011	10.589074	9.980153	-5.75%	0
2010	11.464713	10.589074	-7.64%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.042298	9.961439	-0.81%	5,613
2013*	10.000000	10.042298	0.42%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.561885	10.633505	0.68%	5,136
2013	11.829892	10.561885	-10.72%	0
2012	10.256894	11.829892	15.34%	0
2011*	10.000000	10.256894	2.57%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.550013	5.50%	2,889

Additional Contract Options Elected Total - 2.15%
Variable account charges of the daily net assets of the variable account - 2.15%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.530619	11.731549	11.40%	3,142
2013	10.485834	10.530619	0.43%	6,264
2012	8.247133	10.485834	27.15%	0
2011*	10.000000	8.247133	-17.53%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.134909	11.112979	-0.20%	0
2013	9.830837	11.134909	13.27%	0
2012	8.836981	9.830837	11.25%	0
2011*	10.000000	8.836981	-11.63%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.369678	6.624987	-20.85%	3,304
2013	7.738424	8.369678	8.16%	1,257
2012	7.649868	7.738424	1.16%	0
2011*	10.000000	7.649868	-23.50%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.736406	9.425467	-3.19%	7,555
2013	9.472008	9.736406	2.79%	7,555
2012	9.553447	9.472008	-0.85%	7,555
2011*	10.000000	9.553447	-4.47%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.383591	11.924681	4.75%	0
2013	10.010593	11.383591	13.72%	0
2012	9.028659	10.010593	10.88%	0
2011*	10.000000	9.028659	-9.71%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.356031	11.334537	9.45%	0
2013*	10.000000	10.356031	3.56%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.940187	10.042293	1.03%	0
2013	11.105514	9.940187	-10.49%	0
2012	10.574887	11.105514	5.02%	825
2011*	10.000000	10.574887	5.75%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.689541	20.563845	10.03%	3,888
2013	14.069704	18.689541	32.84%	262
2012	12.538314	14.069704	12.21%	0
2011	12.433084	12.538314	0.85%	0
2010	11.137009	12.433084	11.64%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.620383	21.698695	10.59%	1,970
2013	15.229638	19.620383	28.83%	0
2012	13.591909	15.229638	12.05%	0
2011	13.757469	13.591909	-1.20%	0
2010	12.401998	13.757469	10.93%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.416925	11.375951	-0.36%	0
2013*	10.000000	11.416925	14.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.971653	11.934494	-0.31%	7,461
2013	10.698606	11.971653	11.90%	1,957
2012	9.948299	10.698606	7.54%	0
2011	10.555869	9.948299	-5.76%	6,476
2010*	10.000000	10.555869	5.56%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.449997	6.858144	-18.84%	0
2013	9.629147	8.449997	-12.25%	0
2012	10.057012	9.629147	-4.25%	0
2011	11.772124	10.057012	-14.57%	0
2010*	10.000000	11.772124	17.72%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.117896	-8.82%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.278737	12.79%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.600152	10.355975	-2.30%	0
2013	10.427061	10.600152	1.66%	0
2012*	10.000000	10.427061	4.27%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.823098	8.23%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.194637	11.554726	3.22%	0
2013	9.924110	11.194637	12.80%	0
2012	9.041587	9.924110	9.76%	0
2011*	10.000000	9.041587	-9.58%	5,411
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.615891	13.695583	0.59%	781
2013	11.248254	13.615891	21.05%	1,060
2012	9.972753	11.248254	12.79%	0
2011	10.356329	9.972753	-3.70%	0
2010*	10.000000	10.356329	3.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.488228	10.730959	2.31%	13,944
2013*	10.000000	10.488228	4.88%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.357603	11.741808	3.38%	1,713
2013*	10.000000	11.357603	13.58%	265
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.253205	10.423274	1.66%	0
2013*	10.000000	10.253205	2.53%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.581693	11.720100	1.20%	6,432
2013	9.593875	11.581693	20.72%	8,384
2012	8.627628	9.593875	11.20%	1,469
2011	9.516080	8.627628	-9.34%	1,469
2010	8.450900	9.516080	12.60%	16,624
2009	6.198417	8.450900	36.34%	0
2008	11.137017	6.198417	-44.34%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.714515	10.772164	0.54%	494
2013	9.225820	10.714515	16.14%	494
2012	8.391878	9.225820	9.94%	2,763
2011	8.957436	8.391878	-6.31%	9,650
2010	8.051673	8.957436	11.25%	5,363
2009	6.062665	8.051673	32.81%	0
2008	10.713625	6.062665	-43.41%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.539011	10.492675	-0.44%	28,743
2013	9.781685	10.539011	7.74%	29,146
2012	9.028296	9.781685	8.34%	29,535
2011	9.256581	9.028296	-2.47%	23,537
2010	8.527812	9.256581	8.55%	0
2009	7.113295	8.527812	19.89%	0
2008	10.401618	7.113295	-31.61%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.701708	7.346319	9.62%	292
2013	6.679532	6.701708	0.33%	292
2012	7.692088	6.679532	-13.16%	292
2011	8.607346	7.692088	-10.63%	292
2010	9.123543	8.607346	-5.66%	292
2009	9.718906	9.123543	-6.13%	0
2008*	10.000000	9.718906	-2.81%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	15.773325	15.857443	0.53%	2,464
2013	13.730921	15.773325	14.87%	1,733
2012	13.444808	13.730921	2.13%	424
2011	14.712122	13.444808	-8.61%	424
2010	13.526675	14.712122	8.76%	424
2009	10.865330	13.526675	24.49%	0
2008	18.747015	10.865330	-42.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.360656	8.557733	2.36%	841
2013	8.409693	8.360656	-0.58%	841
2012	8.412181	8.409693	-0.03%	841
2011	8.319633	8.412181	1.11%	841
2010	8.011464	8.319633	22.12%	1,791
2009	8.469871	8.011464	-5.41%	0
2008	10.655284	8.469871	-20.51%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.100794	10.113788	0.13%	8,946
2013*	10.000000	10.100794	1.01%	7,555

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.049210	10.353832	3.03%	0
2013*	10.000000	10.049210	0.49%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.994162	10.332425	3.38%	0
2013*	10.000000	9.994162	-0.06%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.432990	12.445664	-7.35%	5,331
2013	10.976446	13.432990	22.38%	3,155
2012	9.417919	10.976446	16.55%	1,959
2011	10.377174	9.417919	-9.24%	8,084
2010*	10.000000	10.377174	3.77%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.782726	9.123773	-6.74%	0
2013*	10.000000	9.782726	-2.17%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.956718	9.590652	-3.68%	0
2013*	10.000000	9.956718	-0.43%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.676136	10.884754	1.95%	2,478
2013	10.057143	10.676136	6.15%	3,341
2012	9.411984	10.057143	6.85%	0
2011*	10.000000	9.411984	-5.88%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.741973	12.751657	8.60%	0
2013*	10.000000	11.741973	17.42%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.649093	12.988167	2.68%	42,573
2013	10.490765	12.649093	20.57%	32,664
2012	9.270309	10.490765	13.17%	3,407
2011*	10.000000	9.270309	-7.30%	5,422
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.783209	-2.17%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.171969	1.72%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.708541	11.809197	0.86%	2,269
2013*	10.000000	11.708541	17.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.445037	11.401309	-0.38%	0
2013*	10.000000	11.445037	14.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.063791	14.372889	2.20%	0
2013	11.106361	14.063791	26.63%	0
2012	9.777389	11.106361	13.59%	0
2011	10.678034	9.777389	-8.43%	0
2010*	10.000000	10.678034	6.78%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.231606	12.476589	2.00%	2,649
2013	10.907893	12.231606	12.14%	0
2012	10.043000	10.907893	8.61%	0
2011	10.408430	10.043000	-3.51%	0
2010*	10.000000	10.408430	4.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.100159	13.413790	2.39%	0
2013	11.047615	13.100159	18.58%	0
2012	9.940540	11.047615	11.14%	1,908
2011	10.526633	9.940540	-5.57%	1,908
2010*	10.000000	10.526633	5.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.941472	11.057799	1.06%	14,367
2013	10.661674	10.941472	2.62%	14,367
2012	10.141601	10.661674	5.13%	16,035
2011	10.224921	10.141601	-0.81%	0
2010*	10.000000	10.224921	2.25%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.268507	10.269569	0.01%	0
2013*	10.000000	10.268507	2.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.340440	10.215422	-1.21%	0
2013*	10.000000	10.340440	3.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.651718	12.938854	2.27%	8,203
2013	10.981107	12.651718	15.21%	9,688
2012	9.992609	10.981107	9.89%	0
2011	10.460934	9.992609	-4.48%	2,599
2010*	10.000000	10.460934	4.61%	2,599

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.450222	13.754381	2.26%	2,220
2013	11.066167	13.450222	21.54%	2,220
2012	9.875266	11.066167	12.06%	0
2011	10.591791	9.875266	-6.76%	0
2010*	10.000000	10.591791	5.92%	2,647
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.815067	12.026843	1.79%	14,405
2013	10.860270	11.815067	8.79%	14,405
2012	10.091566	10.860270	7.62%	16,077
2011	10.346041	10.091566	-2.46%	0
2010*	10.000000	10.346041	3.46%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.235569	10.499052	2.57%	0
2013	10.684746	10.235569	-4.20%	0
2012	10.199681	10.684746	4.76%	0
2011*	10.000000	10.199681	2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.596951	-4.03%	1,159
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.684862	-3.15%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.178037	1.78%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.102306	1.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.288688	2.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.192441	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.268803	2.69%	3,430
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.097194	0.97%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.247742	10.268417	0.20%	0
2013*	10.000000	10.247742	2.48%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.312512	10.260475	-0.50%	0
2013*	10.000000	10.312512	3.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.256311	2.56%	2,095
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.259658	2.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.187648	1.88%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.137496	8.936475	-2.20%	24,879
2013	9.343040	9.137496	-2.20%	17,731
2012	9.553789	9.343040	-2.21%	24,472
2011	9.768104	9.553789	-2.19%	41,191
2010	9.987818	9.768104	-2.20%	41,137
2009*	10.000000	9.987818	-0.12%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.520859	9.673030	1.60%	0
2013*	10.000000	9.520859	-4.79%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.108133	12.646391	-3.52%	0
2013	11.069702	13.108133	18.41%	0
2012	9.798512	11.069702	12.97%	0
2011	11.085377	9.798512	-11.61%	0
2010*	10.000000	11.085377	10.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.953667	-10.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.133582	16.302676	7.73%	0
2013	11.512088	15.133582	31.46%	0
2012	10.135706	11.512088	13.58%	440
2011	10.709416	10.135706	-5.36%	440
2010*	10.000000	10.709416	7.09%	440
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.239704	15.352946	7.82%	0
2013	10.782887	14.239704	32.06%	0
2012	9.376527	10.782887	15.00%	0
2011	10.209053	9.376527	-8.15%	0
2010*	10.000000	10.209053	2.09%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.857145	16.085118	1.44%	0
2013	11.697658	15.857145	35.56%	0
2012	10.433478	11.697658	12.12%	0
2011	11.164670	10.433478	-6.55%	0
2010*	10.000000	11.164670	11.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.463279	17.697089	14.45%	0
2013	11.653310	15.463279	32.69%	0
2012	10.241933	11.653310	13.78%	0
2011	10.720743	10.241933	-4.47%	0
2010*	10.000000	10.720743	7.21%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.972453	9.72%	1,801
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.679600	6.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.361393	3.61%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.823769	8.24%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.263701	11.651761	25.78%	0
2013*	10.000000	9.263701	-7.36%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.808291	9.639892	-1.72%	0
2013	10.018373	9.808291	-2.10%	0
2012	9.895641	10.018373	1.24%	0
2011*	10.000000	9.895641	-1.04%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.120905	9.868928	-2.49%	0
2013*	10.000000	10.120905	1.21%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.606060	9.526444	-0.83%	0
2013*	10.000000	9.606060	-3.94%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.737323	10.241121	5.17%	469
2013	9.581018	9.737323	1.63%	0
2012*	10.000000	9.581018	-4.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.398327	10.060132	-3.25%	0
2013	10.164406	10.398327	2.30%	0
2012*	10.000000	10.164406	1.64%	26,361
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.359937	11.338420	-0.19%	0
2013*	10.000000	11.359937	13.60%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.418488	10.235616	-1.76%	36,103
2013	10.641224	10.418488	-2.09%	38,692
2012	9.477763	10.641224	12.28%	2,226
2011*	10.000000	9.477763	-5.22%	3,352
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.444754	7.516888	-20.41%	0
2013	11.323562	9.444754	-16.59%	0
2012	11.014500	11.323562	2.81%	0
2011	12.180622	11.014500	-9.57%	877
2010*	10.000000	12.180622	21.81%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.459677	11.364975	-0.83%	952
2013	12.605055	11.459677	-9.09%	0
2012	10.944797	12.605055	15.17%	0
2011	10.535976	10.944797	3.88%	0
2010*	10.000000	10.535976	5.36%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.793965	10.588261	-1.91%	0
2013	11.812497	10.793965	-8.62%	555
2012	11.478343	11.812497	2.91%	0
2011	10.824790	11.478343	6.04%	0
2010*	10.000000	10.824790	8.25%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.628058	10.618599	-0.09%	0
2013	11.885258	10.628058	-10.58%	0
2012	11.372853	11.885258	4.51%	589
2011	10.821182	11.372853	5.10%	0
2010*	10.000000	10.821182	8.21%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.263154	12.381081	0.96%	329
2013	11.870719	12.263154	3.31%	0
2012	10.629614	11.870719	11.68%	0
2011	10.527628	10.629614	0.97%	0
2010*	10.000000	10.527628	5.28%	13,078

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.852301	9.707644	-1.47%	0
2013	10.097376	9.852301	-2.43%	0
2012	9.763694	10.097376	3.42%	0
2011*	10.000000	9.763694	-2.36%	4,492
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.199928	10.391266	1.88%	1,466
2013	10.647977	10.199928	-4.21%	1,466
2012	9.943457	10.647977	7.09%	2,780
2011*	10.000000	9.943457	-0.57%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.920041	9.987352	0.68%	5,561
2013*	10.000000	9.920041	-0.80%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.689404	7.410449	-14.72%	0
2013	9.083918	8.689404	-4.34%	0
2012	8.318848	9.083918	9.20%	0
2011	11.135427	8.318848	-25.29%	0
2010*	10.000000	11.135427	11.35%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.751352	12.433894	-2.49%	0
2013	11.661485	12.751352	9.35%	0
2012	10.306808	11.661485	13.14%	0
2011	10.756475	10.306808	-4.18%	0
2010*	10.000000	10.756475	7.56%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.060320	13.071763	0.09%	0
2013	12.138020	13.060320	7.60%	27,757
2012	10.875517	12.138020	11.61%	2,042
2011	10.822508	10.875517	0.49%	0
2010*	10.000000	10.822508	8.23%	939
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.020832	9.646588	-3.73%	0
2013	8.911917	10.020832	12.44%	0
2012	7.891500	8.911917	12.93%	0
2011	11.052677	7.891500	-28.60%	0
2010*	10.000000	11.052677	10.53%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.627587	13.631300	7.95%	859
2013	9.674747	12.627587	30.52%	0
2012	7.415651	9.674747	30.46%	0
2011*	10.000000	7.415651	-25.84%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.428473	9.376479	-0.55%	0
2013	8.140127	9.428473	15.83%	281
2012	7.672583	8.140127	6.09%	0
2011*	10.000000	7.672583	-23.27%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.657628	3.906103	-16.14%	0
2013	6.484054	4.657628	-28.17%	0
2012	7.949687	6.484054	-18.44%	0
2011	8.920684	7.949687	-10.88%	0
2010*	10.000000	8.920684	-10.79%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.071405	26.734214	26.87%	589
2013	12.792562	21.071405	64.72%	217
2012	9.296508	12.792562	37.61%	0
2011*	10.000000	9.296508	-7.03%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.250124	15.534949	9.02%	10,603
2013	11.229164	14.250124	26.90%	0
2012	10.082035	11.229164	11.38%	7,859
2011	10.308280	10.082035	-2.19%	0
2010*	10.000000	10.308280	3.08%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.383719	14.427989	7.80%	0
2013	10.653531	13.383719	25.63%	0
2012	9.826591	10.653531	8.42%	53
2011*	10.000000	9.826591	-1.73%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.645595	17.208094	9.99%	568
2013	11.437366	15.645595	36.79%	0
2012	9.578350	11.437366	19.41%	0
2011*	10.000000	9.578350	-4.22%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.199349	7.744616	-5.55%	1,473
2013	8.959275	8.199349	-8.48%	0
2012	8.596523	8.959275	4.22%	263
2011	10.946576	8.596523	-21.47%	0
2010*	10.000000	10.946576	9.47%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.732396	11.375420	-10.66%	0
2013	10.703036	12.732396	18.96%	0
2012	9.386526	10.703036	14.03%	0
2011	10.533308	9.386526	-10.89%	0
2010*	10.000000	10.533308	5.33%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	12.959375	14.311455	10.43%	0
2013	10.032551	12.959375	29.17%	0
2012	8.224653	10.032551	21.98%	144
2011*	10.000000	8.224653	-17.75%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.977807	18.119928	20.98%	968
2013	10.957906	14.977807	36.68%	88
2012	9.543780	10.957906	14.82%	0
2011*	10.000000	9.543780	-4.56%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.283647	13.715966	3.25%	682
2013	9.828835	13.283647	35.15%	0
2012	8.679116	9.828835	13.25%	380
2011*	10.000000	8.679116	-13.21%	0
ProFunds - ProFund VP International - Q/NQ
2014	11.984548	10.770484	-10.13%	0
2013	10.255054	11.984548	16.86%	0
2012	9.045032	10.255054	13.38%	0
2011	10.796396	9.045032	-16.22%	0
2010*	10.000000	10.796396	7.96%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.609544	14.448349	-1.10%	637
2013	9.846387	14.609544	48.37%	626
2012	8.406818	9.846387	17.12%	0
2011*	10.000000	8.406818	-15.93%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.320066	12.437737	0.96%	1,443
2013	8.497949	12.320066	44.98%	390
2012	7.067559	8.497949	20.24%	0
2011	8.870998	7.067559	-20.33%	0
2010*	10.000000	8.870998	-11.29%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.864476	18.154078	14.43%	2,268
2013	12.080611	15.864476	31.32%	2,278
2012	10.627838	12.080611	13.67%	1,984
2011	10.710516	10.627838	-0.77%	0
2010*	10.000000	10.710516	7.11%	939
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.436498	11.712631	-12.83%	0
2013	11.073211	13.436498	21.34%	0
2012	11.004084	11.073211	0.63%	178
2011	11.003939	11.004084	0.00%	0
2010*	10.000000	11.003939	10.04%	920

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.549448	16.984235	16.73%	0
2013	11.302072	14.549448	28.73%	0
2012	10.332039	11.302072	9.39%	433
2011*	10.000000	10.332039	3.32%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.175476	3.108910	-25.54%	0
2013	6.880281	4.175476	-39.31%	0
2012	8.233126	6.880281	-16.43%	85
2011*	10.000000	8.233126	-17.67%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.341510	12.644367	22.27%	1,350
2013	10.564422	10.341510	-2.11%	0
2012	9.219340	10.564422	14.59%	0
2011*	10.000000	9.219340	-7.81%	572
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.546285	3.782859	-31.79%	2,144
2013	4.868780	5.546285	13.92%	0
2012	5.349644	4.868780	-8.99%	3,832
2011	8.751968	5.349644	-38.87%	0
2010*	10.000000	8.751968	-12.48%	568
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.714464	14.097153	31.57%	430
2013	8.207750	10.714464	30.54%	0
2012	8.758030	8.207750	-6.28%	0
2011*	10.000000	8.758030	-12.42%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.439269	7.062503	-5.06%	0
2013	7.624168	7.439269	-2.43%	0
2012	8.965683	7.624168	-14.96%	0
2011	8.283680	8.965683	8.23%	596
2010*	10.000000	8.283680	-17.16%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.097101	5.124528	0.54%	0
2013	6.597895	5.097101	-22.75%	0
2012	8.449924	6.597895	-21.92%	0
2011	8.486473	8.449924	-0.43%	1,537
2010*	10.000000	8.486473	-15.14%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.138963	3.263303	-21.16%	0
2013	5.994883	4.138963	-30.96%	0
2012	7.549081	5.994883	-20.59%	0
2011	8.621744	7.549081	-12.44%	0
2010*	10.000000	8.621744	-13.78%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.177902	14.067596	15.52%	0
2013	9.946067	12.177902	22.44%	0
2012	9.219943	9.946067	7.88%	0
2011*	10.000000	9.219943	-7.80%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.815930	11.621339	-1.65%	0
2013	10.780562	11.815930	9.60%	0
2012	9.460846	10.780562	13.95%	0
2011*	10.000000	9.460846	-5.39%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.481181	15.315022	33.39%	0
2013	14.513115	11.481181	-20.89%	0
2012	14.697436	14.513115	-1.25%	0
2011	10.471060	14.697436	40.36%	0
2010*	10.000000	10.471060	4.71%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	25.043545	33.270899	32.85%	0
2013	14.301681	25.043545	75.11%	1,443
2012	10.933521	14.301681	30.81%	0
2011	11.314117	10.933521	-3.36%	0
2010*	10.000000	11.314117	13.14%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.776994	1.116513	-37.17%	0
2013	3.537479	1.776994	-49.77%	0
2012	5.584368	3.537479	-36.65%	0
2011	7.336863	5.584368	-23.89%	0
2010*	10.000000	7.336863	-26.63%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.667883	14.365051	23.12%	1,460
2013	10.528642	11.667883	10.82%	0
2012	10.750854	10.528642	-2.07%	1,667
2011*	10.000000	10.750854	7.51%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.064193	7.144977	1.14%	0
2013	5.591282	7.064193	26.34%	0
2012	4.602684	5.591282	21.48%	0
2011	6.051379	4.602684	-23.94%	0
2010	5.473750	6.051379	10.55%	0
2009	5.796111	5.473750	-5.56%	0
2008	10.073940	5.796111	-42.46%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.824435	20.956517	-3.98%	628
2013	22.040079	21.824435	-0.98%	628
2012	20.354307	22.040079	8.28%	480
2011	24.912002	20.354307	-18.30%	384
2010	20.108249	24.912002	23.89%	692
2009	13.225902	20.108249	52.04%	0
2008	24.768937	13.225902	-46.60%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	28.614591	37.135311	29.78%	3,383
2013	18.973533	28.614591	50.81%	2,530
2012	14.267407	18.973533	32.99%	0
2011	13.190628	14.267407	8.16%	0
2010	12.183372	13.190628	8.27%	612
2009	10.526828	12.183372	15.74%	0
2008	12.200690	10.526828	-13.72%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.345717	2.804535	-35.46%	88
2013	4.590914	4.345717	-5.34%	88
2012	4.761489	4.590914	-3.58%	88
2011	5.214845	4.761489	-8.69%	88
2010	4.935755	5.214845	5.65%	106
2009	4.523817	4.935755	9.11%	0
2008	9.074560	4.523817	-50.15%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.516313	25.903073	10.15%	609
2013	18.748349	23.516313	25.43%	609
2012	17.580560	18.748349	6.64%	861
2011	15.800454	17.580560	11.27%	609
2010	13.775010	15.800454	14.70%	993
2009	11.824267	13.775010	16.50%	0
2008	15.781889	11.824267	-25.08%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.154230	18.453520	14.23%	4,266
2013	10.152022	16.154230	59.12%	4,316
2012	8.861558	10.152022	14.56%	0
2011	8.305646	8.861558	6.69%	1,266
2010	6.816404	8.305646	21.85%	0
2009	5.092268	6.816404	33.86%	0
2008	13.601384	5.092268	-62.56%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.915587	11.999460	21.02%	913
2013	7.507058	9.915587	32.08%	1,177
2012	7.596555	7.507058	-1.18%	913
2011	9.300683	7.596555	-18.32%	913
2010	8.680371	9.300683	7.15%	923
2009	5.164797	8.680371	68.07%	0
2008	10.586135	5.164797	-51.21%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.605402	21.173397	-20.42%	298
2013	22.033047	26.605402	20.75%	395
2012	22.001309	22.033047	0.14%	298
2011	23.892641	22.001309	-7.92%	470
2010	20.519972	23.892641	16.44%	388
2009	15.149243	20.519972	35.45%	0
2008	28.705328	15.149243	-47.22%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	23.107571	15.968006	-30.90%	0
2013	19.071315	23.107571	21.16%	0
2012	19.423040	19.071315	-1.81%	0
2011	21.893921	19.423040	-11.29%	316
2010	17.759985	21.893921	23.28%	4
2009	11.180628	17.759985	58.85%	0
2008	26.966205	11.180628	-58.54%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	13.121944	11.230087	-14.42%	0
2013	10.829518	13.121944	21.17%	96
2012	9.102156	10.829518	18.98%	0
2011	10.966741	9.102156	-17.00%	0
2010	12.567558	10.966741	-12.74%	0
2009	9.473113	12.567558	32.67%	0
2008	21.459847	9.473113	-55.86%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.287886	11.327268	10.10%	4,528
2013	8.246794	10.287886	24.75%	4,601
2012	6.873535	8.246794	19.98%	997
2011	8.260797	6.873535	-16.79%	997
2010	7.385615	8.260797	11.85%	997
2009	6.309971	7.385615	17.05%	0
2008	12.419221	6.309971	-49.19%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	12.359837	16.277636	31.70%	1,133
2013	15.459685	12.359837	-20.05%	193
2012	15.347158	15.459685	0.73%	193
2011	11.090617	15.347158	38.38%	193
2010	10.299565	11.090617	7.68%	193
2009	15.383514	10.299565	-33.05%	0
2008	10.861090	15.383514	41.64%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	20.926555	25.504957	21.88%	492
2013	15.088009	20.926555	38.70%	551
2012	13.167950	15.088009	14.58%	492
2011	12.860653	13.167950	2.39%	492
2010	12.316164	12.860653	4.42%	492
2009	10.102998	12.316164	21.91%	0
2008	13.748137	10.102998	-26.51%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.942355	25.867953	-0.29%	651
2013	17.539889	25.942355	47.90%	702
2012	15.030524	17.539889	16.70%	651
2011	17.448468	15.030524	-13.86%	651
2010	14.772063	17.448468	18.12%	786
2009	9.106922	14.772063	62.21%	0
2008	16.893302	9.106922	-46.09%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.017347	0.778390	-23.49%	0
2013	1.853894	1.017347	-45.12%	0
2012	2.444731	1.853894	-24.17%	0
2011	3.427622	2.444731	-28.68%	0
2010	5.027839	3.427622	-31.83%	0
2009	9.288543	5.027839	-45.87%	0
2008	5.904850	9.288543	57.30%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.978296	2.921461	-26.57%	18,099
2013	3.529175	3.978296	12.73%	32,230
2012	3.847101	3.529175	-8.26%	0
2011	5.654782	3.847101	-31.97%	0
2010	6.631460	5.654782	-14.73%	0
2009	5.678376	6.631460	16.78%	0
2008	8.319680	5.678376	-31.75%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.189872	1.894123	-13.51%	0
2013	3.091534	2.189872	-29.17%	0
2012	3.872262	3.091534	-20.16%	0
2011	4.272516	3.872262	-9.37%	0
2010	5.847597	4.272516	-26.94%	0
2009	9.238385	5.847597	-36.70%	0
2008	7.027228	9.238385	31.47%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.704379	1.356327	-20.42%	0
2013	2.456365	1.704379	-30.61%	0
2012	3.087472	2.456365	-20.44%	0
2011	3.510482	3.087472	-12.05%	0
2010	4.559172	3.510482	-23.00%	0
2009	7.779924	4.559172	-41.40%	0
2008	5.373926	7.779924	44.77%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.968270	1.754643	-10.85%	0
2013	2.910394	1.968270	-32.37%	0
2012	3.636213	2.910394	-19.96%	0
2011	4.024186	3.636213	-9.64%	0
2010	5.685488	4.024186	-29.22%	0
2009	8.658426	5.685488	-34.34%	0
2008	7.099867	8.658426	21.95%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.550609	2.133924	-16.34%	0
2013	3.549127	2.550609	-28.13%	0
2012	4.371517	3.549127	-18.81%	0
2011	4.914029	4.371517	-11.04%	0
2010	6.050831	4.914029	-18.79%	0
2009	8.539720	6.050831	-29.14%	0
2008	6.270619	8.539720	36.19%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	18.177405	15.037877	-17.27%	0
2013	11.914202	18.177405	52.57%	0
2012	10.143572	11.914202	17.46%	0
2011	14.596976	10.143572	-30.51%	0
2010	12.896689	14.596976	13.18%	0
2009	10.662603	12.896689	20.95%	0
2008	16.266676	10.662603	-34.45%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	22.896677	24.069377	5.12%	840
2013	16.439340	22.896677	39.28%	895
2012	13.855818	16.439340	18.65%	840
2011	13.827888	13.855818	0.20%	840
2010	10.847096	13.827888	27.48%	840
2009	8.112008	10.847096	33.72%	0
2008	16.294544	8.112008	-50.22%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	29.139361	31.899443	9.47%	3,148
2013	19.831912	29.139361	46.93%	3,955
2012	16.310751	19.831912	21.59%	1,151
2011	18.047320	16.310751	-9.62%	474
2010	13.415100	18.047320	34.53%	1,580
2009	9.000941	13.415100	49.04%	0
2008	20.379303	9.000941	-55.83%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	34.957850	46.694059	33.57%	1,224
2013	19.833478	34.957850	76.26%	1,638
2012	15.120574	19.833478	31.17%	50
2011	15.565223	15.120574	-2.86%	50
2010	11.625085	15.565223	33.89%	50
2009	5.457349	11.625085	113.02%	0
2008	20.367195	5.457349	-73.21%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.777202	26.162610	14.86%	1,177
2013	17.300017	22.777202	31.66%	630
2012	15.149336	17.300017	14.20%	630
2011	15.160521	15.149336	-0.07%	630
2010	13.082894	15.160521	15.88%	938
2009	8.800645	13.082894	48.66%	0
2008	15.492608	8.800645	-43.19%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	19.222688	22.294209	15.98%	1,302
2013	13.191930	19.222688	45.72%	9,099
2012	11.034576	13.191930	19.55%	916
2011	11.415587	11.034576	-3.34%	916
2010	9.729518	11.415587	17.33%	2,526
2009	7.341634	9.729518	32.53%	0
2008	16.490598	7.341634	-55.48%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	9.106317	7.360800	-19.17%	437
2013	17.276381	9.106317	-47.29%	437
2012	18.420850	17.276381	-6.21%	437
2011	24.833926	18.420850	-25.82%	937
2010	18.389783	24.833926	35.04%	2,725
2009	12.599764	18.389783	45.95%	0
2008	20.971591	12.599764	-39.92%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	16.014053	18.952226	18.35%	983
2013	15.752972	16.014053	1.66%	725
2012	13.611192	15.752972	15.74%	725
2011	13.608518	13.611192	0.02%	725
2010	11.143434	13.608518	22.12%	1,791
2009	9.096115	11.143434	22.51%	0
2008	15.938537	9.096115	-42.93%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.361738	23.762789	6.27%	644
2013	16.837136	22.361738	32.81%	644
2012	14.743953	16.837136	14.20%	644
2011	14.316347	14.743953	2.99%	644
2010	11.697498	14.316347	22.39%	839
2009	8.292958	11.697498	41.05%	0
2008	12.646603	8.292958	-34.43%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	26.376816	26.902548	1.99%	1,292
2013	17.008837	26.376816	55.08%	1,058
2012	14.243967	17.008837	19.41%	1,042
2011	16.584870	14.243967	-14.11%	1,017
2010	12.301676	16.584870	34.82%	1,275
2009	9.435426	12.301676	30.38%	0
2008	19.839181	9.435426	-52.44%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	20.174168	24.594824	21.91%	1,081
2013	12.226465	20.174168	65.00%	1,081
2012	9.662430	12.226465	26.54%	0
2011	10.285566	9.662430	-6.06%	6,143
2010	8.381968	10.285566	22.71%	0
2009	5.855219	8.381968	43.15%	0
2008	18.702303	5.855219	-68.69%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.606397	18.258201	9.95%	199
2013	12.015218	16.606397	38.21%	523
2012	10.842918	12.015218	10.81%	199
2011	11.208314	10.842918	-3.26%	199
2010	9.165822	11.208314	22.28%	978
2009	6.365206	9.165822	44.00%	0
2008	10.816402	6.365206	-41.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	16.909259	18.347009	8.50%	562
2013	11.902070	16.909259	42.07%	1,412
2012	9.957089	11.902070	19.53%	49
2011	10.513837	9.957089	-5.30%	49
2010	8.934854	10.513837	17.67%	383
2009	6.040041	8.934854	47.93%	0
2008	12.029155	6.040041	-49.79%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.388875	21.556218	-3.72%	124
2013	17.077311	22.388875	31.10%	508
2012	15.046769	17.077311	13.49%	124
2011	15.486458	15.046769	-2.84%	124
2010	11.943379	15.486458	29.67%	130
2009	7.787423	11.943379	53.37%	0
2008	12.470600	7.787423	-37.55%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.389298	18.150155	4.38%	0
2013	13.092545	17.389298	32.82%	931
2012	11.443703	13.092545	14.41%	0
2011	12.601829	11.443703	-9.19%	0
2010	10.725897	12.601829	17.49%	287
2009	7.064093	10.725897	51.84%	0
2008	12.814449	7.064093	-44.87%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	19.059422	18.639958	-2.20%	0
2013	13.791265	19.059422	38.20%	68
2012	12.749709	13.791265	8.17%	0
2011	12.593223	12.749709	1.24%	0
2010	10.268142	12.593223	22.64%	304
2009	7.836916	10.268142	31.02%	0
2008	12.200767	7.836916	-35.77%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.727228	16.573906	-0.92%	536
2013	11.974700	16.727228	39.69%	613
2012	10.171687	11.974700	17.73%	0
2011	11.484699	10.171687	-11.43%	513
2010	9.386773	11.484699	22.35%	0
2009	5.914905	9.386773	58.70%	0
2008	10.704715	5.914905	-44.74%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.051382	6.073171	20.23%	0
2013	5.323054	5.051382	-5.10%	0
2012	5.807944	5.323054	-8.35%	0
2011	6.202497	5.807944	-6.36%	0
2010	6.641292	6.202497	-6.61%	1,598
2009	8.068629	6.641292	-17.69%	0
2008	7.815385	8.068629	3.24%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.143398	18.485699	7.83%	641
2013	12.946572	17.143398	32.42%	641
2012	11.821774	12.946572	9.51%	641
2011	13.311880	11.821774	-11.19%	641
2010	12.149100	13.311880	9.57%	641
2009	7.983325	12.149100	52.18%	0
2008	14.954301	7.983325	-46.62%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	12.273213	12.317108	0.36%	0
2013	10.683484	12.273213	14.88%	0
2012	10.418110	10.683484	2.55%	0
2011	12.444362	10.418110	-16.28%	0
2010	11.111671	12.444362	11.99%	0
2009	8.829132	11.111671	25.85%	0
2008	16.516203	8.829132	-46.54%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	21.071327	25.306652	20.10%	2,451
2013	14.302280	21.071327	47.33%	923
2012	12.437666	14.302280	14.99%	632
2011	14.307925	12.437666	-13.07%	632
2010	11.785320	14.307925	21.40%	632
2009	10.265791	11.785320	14.80%	0
2008	14.044611	10.265791	-26.91%	0

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	17.795799	21.388912	20.19%	761
2013	16.013924	17.795799	11.13%	154
2012	16.194087	16.013924	-1.11%	87
2011	14.238287	16.194087	13.74%	87
2010	13.621028	14.238287	4.53%	87
2009	12.238843	13.621028	11.29%	0
2008	17.769870	12.238843	-31.13%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.319316	7.116840	-23.63%	0
2013	9.804995	9.319316	-4.95%	0
2012	9.948344	9.804995	-1.44%	0
2011	10.560720	9.948344	-5.80%	0
2010	11.439857	10.560720	-7.68%	0
2009	10.972437	11.439857	4.26%	0
2008	12.783731	10.972437	-14.17%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.041594	9.955654	-0.86%	0
2013*	10.000000	10.041594	0.42%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.547516	10.613619	0.63%	0
2013	11.819841	10.547516	-10.76%	0
2012	10.253419	11.819841	15.28%	0
2011*	10.000000	10.253419	2.53%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.546407	5.46%	1,270
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.516278	11.709586	11.35%	1,445
2013	10.476912	10.516278	0.38%	0
2012	8.244329	10.476912	27.08%	0
2011*	10.000000	8.244329	-17.56%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.119754	11.092179	-0.25%	0
2013	9.822476	11.119754	13.21%	1,381
2012	8.833985	9.822476	11.19%	0
2011*	10.000000	8.833985	-11.66%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.358285	6.612587	-20.89%	1,327
2013	7.731838	8.358285	8.10%	0
2012	7.647274	7.731838	1.11%	0
2011*	10.000000	7.647274	-23.53%	2,489

Additional Contract Options Elected Total - 2.20%
Variable account charges of the daily net assets of the variable account - 2.20%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.723126	9.407806	-3.24%	0
2013	9.463939	9.723126	2.74%	5,301
2012	9.550204	9.463939	-0.90%	0
2011*	10.000000	9.550204	-4.50%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.368094	11.902358	4.70%	0
2013	10.002069	11.368094	13.66%	0
2012	9.025597	10.002069	10.82%	0
2011*	10.000000	9.025597	-9.74%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.355306	11.327943	9.39%	0
2013*	10.000000	10.355306	3.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.926650	10.023488	0.98%	0
2013	11.096062	9.926650	-10.54%	0
2012	10.571302	11.096062	4.96%	6,954
2011*	10.000000	10.571302	5.71%	4,116
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.588289	20.441981	9.97%	0
2013	14.000633	18.588289	32.77%	0
2012	12.483152	14.000633	12.16%	0
2011	12.384696	12.483152	0.79%	0
2010	11.099326	12.384696	11.58%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.514092	21.570128	10.54%	0
2013	15.154876	19.514092	28.76%	0
2012	13.532123	15.154876	11.99%	0
2011	13.703946	13.532123	-1.25%	0
2010	12.360053	13.703946	10.87%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.413022	11.366248	-0.41%	0
2013*	10.000000	11.413022	14.13%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.949252	11.906076	-0.36%	0
2013	10.684048	11.949252	11.84%	0
2012	9.939855	10.684048	7.49%	3,561
2011	10.552296	9.939855	-5.80%	659
2010*	10.000000	10.552296	5.52%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.434189	6.841807	-18.88%	0
2013	9.616042	8.434189	-12.29%	0
2012	10.048473	9.616042	-4.30%	0
2011	11.768137	10.048473	-14.61%	0
2010*	10.000000	11.768137	17.68%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.114781	-8.85%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.274891	12.75%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.591136	10.341883	-2.35%	0
2013	10.423515	10.591136	1.61%	0
2012*	10.000000	10.423515	4.24%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.819404	8.19%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.179360	11.533046	3.16%	0
2013	9.915645	11.179360	12.74%	0
2012	9.038515	9.915645	9.70%	0
2011*	10.000000	9.038515	-9.61%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.590416	13.662958	0.53%	0
2013	11.232945	13.590416	20.99%	0
2012	9.964287	11.232945	12.73%	0
2011	10.352825	9.964287	-3.75%	0
2010*	10.000000	10.352825	3.53%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.484641	10.721794	2.26%	1,750
2013*	10.000000	10.484641	4.85%	1,798
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.353719	11.731803	3.33%	0
2013*	10.000000	11.353719	13.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.252486	10.417208	1.61%	0
2013*	10.000000	10.252486	2.52%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.539876	11.671814	1.14%	0
2013	9.564126	11.539876	20.66%	0
2012	8.605280	9.564126	11.14%	0
2011	9.496271	8.605280	-9.38%	0
2010	8.437614	9.496271	12.55%	0
2009	6.191835	8.437614	36.27%	0
2008	11.130896	6.191835	-44.37%	3,997

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.678054	10.730014	0.49%	0
2013	9.199123	10.678054	16.08%	0
2012	8.371879	9.199123	9.88%	0
2011	8.940645	8.371879	-6.36%	0
2010	8.040686	8.940645	11.19%	0
2009	6.057487	8.040686	32.74%	0
2008	10.709973	6.057487	-43.44%	5,152
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.500928	10.449413	-0.49%	0
2013	9.751327	10.500928	7.69%	0
2012	9.004900	9.751327	8.29%	0
2011	9.237311	9.004900	-2.52%	0
2010	8.514409	9.237311	8.49%	0
2009	7.105744	8.514409	19.82%	0
2008	10.395893	7.105744	-31.65%	5,413
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.684423	7.323615	9.56%	0
2013	6.665720	6.684423	0.28%	0
2012	7.680124	6.665720	-13.21%	0
2011	8.598334	7.680124	-10.68%	0
2010	9.118651	8.598334	-5.71%	0
2009	9.718649	9.118651	-6.17%	6,167
2008*	10.000000	9.718649	-2.81%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	15.687809	15.763406	0.48%	0
2013	13.663468	15.687809	14.82%	0
2012	13.385624	13.663468	2.08%	0
2011	14.654838	13.385624	-8.66%	0
2010	13.480891	14.654838	8.71%	0
2009	10.834098	13.480891	24.43%	4,129
2008	18.702725	10.834098	-42.07%	3,832
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.326137	8.518040	2.30%	0
2013	8.379261	8.326137	-0.63%	0
2012	8.386029	8.379261	-0.08%	0
2011	8.298004	8.386029	1.06%	0
2010	7.994722	8.298004	3.79%	0
2009	8.456500	7.994722	-5.46%	12,274
2008	10.643917	8.456500	-20.55%	9,999
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.097337	10.105158	0.08%	0
2013*	10.000000	10.097337	0.97%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.048503	10.347804	2.98%	0
2013*	10.000000	10.048503	0.49%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.993458	10.326407	3.33%	0
2013*	10.000000	9.993458	-0.07%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.407872	12.416038	-7.40%	0
2013	10.961515	13.407872	22.32%	0
2012	9.409921	10.961515	16.49%	0
2011	10.373657	9.409921	-9.29%	0
2010*	10.000000	10.373657	3.74%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.779381	9.115994	-6.78%	0
2013*	10.000000	9.779381	-2.21%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.953312	9.582481	-3.73%	0
2013*	10.000000	9.953312	-0.47%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.661613	10.864378	1.90%	0
2013	10.048595	10.661613	6.10%	0
2012	9.408792	10.048595	6.80%	0
2011*	10.000000	9.408792	-5.91%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.737966	12.740792	8.54%	0
2013*	10.000000	11.737966	17.38%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.631851	12.963833	2.63%	0
2013	10.481823	12.631851	20.51%	0
2012	9.267159	10.481823	13.11%	0
2011*	10.000000	9.267159	-7.33%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.779779	-2.20%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.168496	1.68%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.702799	11.797376	0.81%	0
2013*	10.000000	11.702799	17.03%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.439407	11.389877	-0.43%	0
2013*	10.000000	11.439407	14.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.037459	14.338637	2.15%	0
2013	11.091236	14.037459	26.56%	0
2012	9.769084	11.091236	13.53%	0
2011	10.674420	9.769084	-8.48%	0
2010*	10.000000	10.674420	6.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.208714	12.446882	1.95%	0
2013	10.893054	12.208714	12.08%	0
2012	10.034475	10.893054	8.56%	0
2011	10.404907	10.034475	-3.56%	0
2010*	10.000000	10.404907	4.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.075650	13.381841	2.34%	0
2013	11.032583	13.075650	18.52%	0
2012	9.932098	11.032583	11.08%	0
2011	10.523070	9.932098	-5.62%	0
2010*	10.000000	10.523070	5.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.920996	11.031468	1.01%	0
2013	10.647167	10.920996	2.57%	0
2012	10.132998	10.647167	5.07%	0
2011	10.221457	10.132998	-0.87%	0
2010*	10.000000	10.221457	2.21%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.267785	10.263598	-0.04%	0
2013*	10.000000	10.267785	2.68%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.339718	10.209494	-1.26%	0
2013*	10.000000	10.339718	3.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.628049	12.908043	2.22%	0
2013	10.966163	12.628049	15.15%	0
2012	9.984126	10.966163	9.84%	0
2011	10.457395	9.984126	-4.53%	0
2010*	10.000000	10.457395	4.57%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.425033	13.721594	2.21%	0
2013	11.051090	13.425033	21.48%	0
2012	9.866878	11.051090	12.00%	0
2011	10.588192	9.866878	-6.81%	0
2010*	10.000000	10.588192	5.88%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.792945	11.998181	1.74%	0
2013	10.845474	11.792945	8.74%	0
2012	10.082991	10.845474	7.56%	0
2011	10.342533	10.082991	-2.51%	0
2010*	10.000000	10.342533	3.43%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.221628	10.479415	2.52%	0
2013	10.675648	10.221628	-4.25%	0
2012	10.196226	10.675648	4.70%	0
2011*	10.000000	10.196226	1.96%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.593593	-4.06%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.681553	-3.18%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.174561	1.75%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.098767	0.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.285082	2.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.188872	1.89%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.265216	2.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.093663	0.94%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.247032	10.262446	0.15%	0
2013*	10.000000	10.247032	2.47%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.311789	10.254516	-0.56%	0
2013*	10.000000	10.311789	3.12%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.252726	2.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.256059	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.184080	1.84%	1,816
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.118577	8.913411	-2.25%	2,198
2013	9.328460	9.118577	-2.25%	2,198
2012	9.543771	9.328460	-2.26%	0
2011	9.762833	9.543771	-2.24%	0
2010	9.987538	9.762833	-2.25%	0
2009*	10.000000	9.987538	-0.12%	4,979
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.517610	9.664777	1.55%	0
2013*	10.000000	9.517610	-4.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.083617	12.616273	-3.57%	0
2013	11.054650	13.083617	18.35%	0
2012	9.790203	11.054650	12.92%	0
2011	11.081634	9.790203	-11.65%	0
2010*	10.000000	11.081634	10.82%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.950530	-10.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.105295	16.263881	7.67%	0
2013	11.496434	15.105295	31.39%	0
2012	10.127103	11.496434	13.52%	0
2011	10.705793	10.127103	-5.41%	0
2010*	10.000000	10.705793	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.213046	15.316377	7.76%	0
2013	10.768203	14.213046	31.99%	0
2012	9.368559	10.768203	14.94%	0
2011	10.205592	9.368559	-8.20%	0
2010*	10.000000	10.205592	2.06%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.827458	16.046784	1.39%	0
2013	11.681727	15.827458	35.49%	0
2012	10.424613	11.681727	12.06%	0
2011	11.160885	10.424613	-6.60%	0
2010*	10.000000	11.160885	11.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.434314	17.654926	14.39%	0
2013	11.637436	15.434314	32.63%	0
2012	10.233230	11.637436	13.72%	0
2011	10.717106	10.233230	-4.51%	0
2010*	10.000000	10.717106	7.17%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.968613	9.69%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.675863	6.76%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.357764	3.58%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.819984	8.20%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.260528	11.641820	25.71%	0
2013*	10.000000	9.260528	-7.39%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.794937	9.621848	-1.77%	0
2013	10.009848	9.794937	-2.15%	0
2012	9.892292	10.009848	1.19%	0
2011*	10.000000	9.892292	-1.08%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.120201	9.863195	-2.54%	0
2013*	10.000000	10.120201	1.20%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.602769	9.518309	-0.88%	0
2013*	10.000000	9.602769	-3.97%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.729577	10.227754	5.12%	0
2013	9.578301	9.729577	1.58%	0
2012*	10.000000	9.578301	-4.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.390062	10.046990	-3.30%	0
2013	10.161523	10.390062	2.25%	0
2012*	10.000000	10.161523	1.62%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.356062	11.328755	-0.24%	0
2013*	10.000000	11.356062	13.56%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.404292	10.216442	-1.81%	0
2013	10.632160	10.404292	-2.14%	0
2012	9.474542	10.632160	12.22%	0
2011*	10.000000	9.474542	-5.25%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.427076	7.498974	-20.45%	0
2013	11.308151	9.427076	-16.63%	0
2012	11.005153	11.308151	2.75%	0
2011	12.176497	11.005153	-9.62%	0
2010*	10.000000	12.176497	21.76%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.438241	11.337922	-0.88%	0
2013	12.587908	11.438241	-9.13%	0
2012	10.935521	12.587908	15.11%	0
2011	10.532411	10.935521	3.83%	0
2010*	10.000000	10.532411	5.32%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.773691	10.562979	-1.96%	0
2013	11.796351	10.773691	-8.67%	0
2012	11.468545	11.796351	2.86%	0
2011	10.821071	11.468545	5.98%	0
2010*	10.000000	10.821071	8.21%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.608159	10.593300	-0.14%	0
2013	11.869079	10.608159	-10.62%	0
2012	11.363199	11.869079	4.45%	0
2011	10.817511	11.363199	5.04%	0
2010*	10.000000	10.817511	8.18%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.240193	12.351575	0.91%	0
2013	11.854566	12.240193	3.25%	0
2012	10.620595	11.854566	11.62%	0
2011	10.524060	10.620595	0.92%	0
2010*	10.000000	10.524060	5.24%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.838849	9.689435	-1.52%	10,723
2013	10.088742	9.838849	-2.48%	11,019
2012	9.760349	10.088742	3.36%	7,427
2011*	10.000000	9.760349	-2.40%	4,473
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.186015	10.371774	1.82%	0
2013	10.638895	10.186015	-4.26%	0
2012	9.940075	10.638895	7.03%	0
2011*	10.000000	9.940075	-0.60%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.919346	9.981549	0.63%	0
2013*	10.000000	9.919346	-0.81%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.673136	7.392790	-14.76%	0
2013	9.071552	8.673136	-4.39%	0
2012	8.311781	9.071552	9.14%	0
2011	11.131643	8.311781	-25.33%	0
2010*	10.000000	11.131643	11.32%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.727427	12.404218	-2.54%	0
2013	11.645562	12.727427	9.29%	0
2012	10.298016	11.645562	13.09%	0
2011	10.752783	10.298016	-4.23%	0
2010*	10.000000	10.752783	7.53%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.035877	13.040633	0.04%	0
2013	12.121504	13.035877	7.54%	0
2012	10.866287	12.121504	11.55%	0
2011	10.818844	10.866287	0.44%	0
2010*	10.000000	10.818844	8.19%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	10.002064	9.623598	-3.78%	0
2013	8.899776	10.002064	12.39%	0
2012	7.884794	8.899776	12.87%	0
2011	11.048934	7.884794	-28.64%	0
2010*	10.000000	11.048934	10.49%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.610398	13.605789	7.89%	0
2013	9.666507	12.610398	30.45%	0
2012	7.413132	9.666507	30.40%	0
2011*	10.000000	7.413132	-25.87%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.415627	9.358916	-0.60%	0
2013	8.133189	9.415627	15.77%	0
2012	7.669976	8.133189	6.04%	0
2011*	10.000000	7.669976	-23.30%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.648910	3.896793	-16.18%	0
2013	6.475226	4.648910	-28.20%	0
2012	7.942941	6.475226	-18.48%	0
2011	8.917662	7.942941	-10.93%	0
2010*	10.000000	8.917662	-10.82%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.042736	26.684204	26.81%	0
2013	12.781675	21.042736	64.63%	0
2012	9.293352	12.781675	37.54%	0
2011*	10.000000	9.293352	-7.07%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.223435	15.497930	8.96%	9,169
2013	11.213861	14.223435	26.84%	0
2012	10.073469	11.213861	11.32%	0
2011	10.304782	10.073469	-2.24%	0
2010*	10.000000	10.304782	3.05%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.365487	14.400970	7.75%	0
2013	10.644455	13.365487	25.56%	0
2012	9.823254	10.644455	8.36%	0
2011*	10.000000	9.823254	-1.77%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.624276	17.175865	9.93%	0
2013	11.427627	15.624276	36.72%	0
2012	9.575100	11.427627	19.35%	0
2011*	10.000000	9.575100	-4.25%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.183995	7.726156	-5.59%	0
2013	8.947095	8.183995	-8.53%	0
2012	8.589224	8.947095	4.17%	0
2011	10.942865	8.589224	-21.51%	0
2010*	10.000000	10.942865	9.43%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.708572	11.348325	-10.70%	0
2013	10.688476	12.708572	18.90%	0
2012	9.378553	10.688476	13.97%	0
2011	10.529738	9.378553	-10.93%	0
2010*	10.000000	10.529738	5.30%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	12.941720	14.284648	10.38%	0
2013	10.024009	12.941720	29.11%	0
2012	8.221859	10.024009	21.92%	0
2011*	10.000000	8.221859	-17.78%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.957400	18.085991	20.92%	0
2013	10.948571	14.957400	36.62%	0
2012	9.540534	10.948571	14.76%	0
2011*	10.000000	9.540534	-4.59%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.265555	13.690273	3.20%	0
2013	9.820463	13.265555	35.08%	0
2012	8.676172	9.820463	13.19%	0
2011*	10.000000	8.676172	-13.24%	0
ProFunds - ProFund VP International - Q/NQ
2014	11.962127	10.744830	-10.18%	0
2013	10.241100	11.962127	16.81%	0
2012	9.037357	10.241100	13.32%	0
2011	10.792746	9.037357	-16.26%	0
2010*	10.000000	10.792746	7.93%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.589658	14.421314	-1.15%	0
2013	9.838002	14.589658	48.30%	0
2012	8.403969	9.838002	17.06%	0
2011*	10.000000	8.403969	-15.96%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.297017	12.408119	0.90%	0
2013	8.486382	12.297017	44.90%	0
2012	7.061558	8.486382	20.18%	0
2011	8.867988	7.061558	-20.37%	0
2010*	10.000000	8.867988	-11.32%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.834809	18.110877	14.37%	1,961
2013	12.064187	15.834809	31.25%	2,079
2012	10.618821	12.064187	13.61%	0
2011	10.706889	10.618821	-0.82%	0
2010*	10.000000	10.706889	7.07%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.411333	11.684711	-12.87%	0
2013	11.058129	13.411333	21.28%	0
2012	10.994724	11.058129	0.58%	0
2011	11.000201	10.994724	-0.05%	0
2010*	10.000000	11.000201	10.00%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.529619	16.952417	16.67%	0
2013	11.292438	14.529619	28.67%	0
2012	10.328529	11.292438	9.33%	0
2011*	10.000000	10.328529	3.29%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.169778	3.103066	-25.58%	0
2013	6.874422	4.169778	-39.34%	0
2012	8.230340	6.874422	-16.47%	0
2011*	10.000000	8.230340	-17.70%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.327415	12.620679	22.21%	0
2013	10.555423	10.327415	-2.16%	0
2012	9.216216	10.555423	14.53%	0
2011*	10.000000	9.216216	-7.84%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.535884	3.773839	-31.83%	0
2013	4.862137	5.535884	13.86%	0
2012	5.345094	4.862137	-9.04%	0
2011	8.749005	5.345094	-38.91%	0
2010*	10.000000	8.749005	-12.51%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.699843	14.070732	31.50%	0
2013	8.200743	10.699843	30.47%	0
2012	8.755059	8.200743	-6.33%	0
2011*	10.000000	8.755059	-12.45%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.425352	7.045683	-5.11%	0
2013	7.613795	7.425352	-2.48%	0
2012	8.958078	7.613795	-15.01%	0
2011	8.280867	8.958078	8.18%	0
2010*	10.000000	8.280867	-17.19%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.087551	5.112308	0.49%	0
2013	6.588910	5.087551	-22.79%	0
2012	8.442752	6.588910	-21.96%	0
2011	8.483593	8.442752	-0.48%	0
2010*	10.000000	8.483593	-15.16%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.131207	3.255524	-21.20%	0
2013	5.986716	4.131207	-30.99%	0
2012	7.542668	5.986716	-20.63%	0
2011	8.618818	7.542668	-12.49%	0
2010*	10.000000	8.618818	-13.81%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.161314	14.041261	15.46%	0
2013	9.937601	12.161314	22.38%	0
2012	9.216813	9.937601	7.82%	0
2011*	10.000000	9.216813	-7.83%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.799818	11.599556	-1.70%	0
2013	10.771381	11.799818	9.55%	0
2012	9.457631	10.771381	13.89%	0
2011*	10.000000	9.457631	-5.42%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.459680	15.278541	33.32%	0
2013	14.493352	11.459680	-20.93%	0
2012	14.684958	14.493352	-1.30%	0
2011	10.467511	14.684958	40.29%	0
2010*	10.000000	10.467511	4.68%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.996727	33.191739	32.78%	0
2013	14.282236	24.996727	75.02%	1,317
2012	10.924242	14.282236	30.74%	0
2011	11.310284	10.924242	-3.41%	0
2010*	10.000000	11.310284	13.10%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.773660	1.113856	-37.20%	0
2013	3.532643	1.773660	-49.79%	0
2012	5.579624	3.532643	-36.69%	0
2011	7.334368	5.579624	-23.92%	0
2010*	10.000000	7.334368	-26.66%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.651991	14.338150	23.05%	729
2013	10.519683	11.651991	10.76%	749
2012	10.747218	10.519683	-2.12%	1,728
2011*	10.000000	10.747218	7.47%	1,015
Rydex Variable Trust - Banking Fund - Q/NQ
2014	7.025879	7.102589	1.09%	0
2013	5.563797	7.025879	26.28%	0
2012	4.582406	5.563797	21.42%	0
2011	6.027801	4.582406	-23.98%	0
2010	5.455199	6.027801	10.50%	0
2009	5.779441	5.455199	-5.61%	0
2008	10.050137	5.779441	-42.49%	198

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.706113	20.832242	-4.03%	0
2013	21.931815	21.706113	-1.03%	0
2012	20.264714	21.931815	8.23%	0
2011	24.815021	20.264714	-18.34%	0
2010	20.040197	24.815021	23.83%	0
2009	13.187884	20.040197	51.96%	4,313
2008	24.710414	13.187884	-46.63%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	28.459397	36.915049	29.71%	0
2013	18.880278	28.459397	50.74%	0
2012	14.204561	18.880278	32.92%	0
2011	13.139212	14.204561	8.11%	0
2010	12.142096	13.139212	8.21%	0
2009	10.496535	12.142096	15.68%	0
2008	12.171817	10.496535	-13.76%	121
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.327399	2.791284	-35.50%	0
2013	4.573908	4.327399	-5.39%	0
2012	4.746291	4.573908	-3.63%	0
2011	5.200857	4.746291	-8.74%	0
2010	4.925031	5.200857	5.60%	0
2009	4.516298	4.925031	9.05%	24,056
2008	9.064119	4.516298	-50.17%	6,477
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.388880	25.749534	10.09%	0
2013	18.656285	23.388880	25.37%	0
2012	17.503205	18.656285	6.59%	0
2011	15.738957	17.503205	11.21%	0
2010	13.728405	15.738957	14.65%	0
2009	11.790287	13.728405	16.44%	4,018
2008	15.744596	11.790287	-25.12%	215
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	16.074612	18.353188	14.17%	0
2013	10.107154	16.074612	59.04%	0
2012	8.826920	10.107154	14.50%	0
2011	8.277398	8.826920	6.64%	0
2010	6.796690	8.277398	21.79%	0
2009	5.080145	6.796690	33.79%	0
2008	13.575964	5.080145	-62.58%	232

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.861853	11.928339	20.95%	0
2013	7.470195	9.861853	32.02%	0
2012	7.563130	7.470195	-1.23%	0
2011	9.264494	7.563130	-18.36%	0
2010	8.650996	9.264494	7.09%	0
2009	5.149951	8.650996	67.98%	7,576
2008	10.561098	5.149951	-51.24%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.461205	21.047844	-20.46%	0
2013	21.924834	26.461205	20.69%	0
2012	21.904480	21.924834	0.09%	0
2011	23.799636	21.904480	-7.96%	0
2010	20.450549	23.799636	16.38%	0
2009	15.105725	20.450549	35.38%	2,325
2008	28.637549	15.105725	-47.25%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	22.982270	15.873272	-30.93%	0
2013	18.977600	22.982270	21.10%	0
2012	19.337514	18.977600	-1.86%	0
2011	21.808646	19.337514	-11.33%	0
2010	17.699866	21.808646	23.21%	0
2009	11.148488	17.699866	58.76%	3,555
2008	26.902509	11.148488	-58.56%	95
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	13.050834	11.163519	-14.46%	0
2013	10.776324	13.050834	21.11%	0
2012	9.062084	10.776324	18.92%	0
2011	10.924047	9.062084	-17.04%	0
2010	12.525026	10.924047	-12.78%	0
2009	9.445894	12.525026	32.60%	1,222
2008	21.409182	9.445894	-55.88%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.232089	11.260075	10.05%	0
2013	8.206263	10.232089	24.69%	0
2012	6.843261	8.206263	19.92%	0
2011	8.228615	6.843261	-16.84%	0
2010	7.360602	8.228615	11.79%	0
2009	6.291821	7.360602	16.99%	8,647
2008	12.389865	6.291821	-49.22%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	12.292578	16.180780	31.63%	0
2013	15.383422	12.292578	-20.09%	0
2012	15.279287	15.383422	0.68%	0
2011	11.047202	15.279287	38.31%	0
2010	10.264491	11.047202	7.63%	0
2009	15.338967	10.264491	-33.08%	1,141
2008	10.835175	15.338967	41.57%	173
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	20.813142	25.353774	21.82%	0
2013	15.013907	20.813142	38.63%	0
2012	13.110003	15.013907	14.52%	0
2011	12.810589	13.110003	2.34%	0
2010	12.274493	12.810589	4.37%	0
2009	10.073966	12.274493	21.84%	4,502
2008	13.715655	10.073966	-26.55%	126
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.801706	25.714552	-0.34%	0
2013	17.453707	25.801706	47.83%	0
2012	14.964350	17.453707	16.64%	0
2011	17.380519	14.964350	-13.90%	0
2010	14.722054	17.380519	18.06%	0
2009	9.080728	14.722054	62.12%	7,034
2008	16.853380	9.080728	-46.12%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.012339	0.774167	-23.53%	0
2013	1.845708	1.012339	-45.15%	0
2012	2.435179	1.845708	-24.21%	0
2011	3.415973	2.435179	-28.71%	0
2010	5.013306	3.415973	-31.86%	0
2009	9.266435	5.013306	-45.90%	0
2008	5.893806	9.266435	57.22%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.956737	2.904147	-26.60%	0
2013	3.511839	3.956737	12.67%	0
2012	3.830166	3.511839	-8.31%	0
2011	5.632771	3.830166	-32.00%	0
2010	6.609024	5.632771	-14.77%	0
2009	5.662057	6.609024	16.72%	0
2008	8.300012	5.662057	-31.78%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.179073	1.883813	-13.55%	0
2013	3.077853	2.179073	-29.20%	0
2012	3.857108	3.077853	-20.20%	0
2011	4.257973	3.857108	-9.41%	0
2010	5.830688	4.257973	-26.97%	0
2009	9.216390	5.830688	-36.74%	0
2008	7.014082	9.216390	31.40%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.695127	1.348271	-20.46%	0
2013	2.444290	1.695127	-30.65%	0
2012	3.073871	2.444290	-20.48%	0
2011	3.496808	3.073871	-12.09%	0
2010	4.543734	3.496808	-23.04%	0
2009	7.757570	4.543734	-41.43%	0
2008	5.361221	7.757570	44.70%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.958573	1.745099	-10.90%	0
2013	2.897531	1.958573	-32.41%	0
2012	3.621995	2.897531	-20.00%	0
2011	4.010499	3.621995	-9.69%	0
2010	5.669057	4.010499	-29.26%	0
2009	8.637821	5.669057	-34.37%	0
2008	7.086590	8.637821	21.89%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.536793	2.121270	-16.38%	0
2013	3.531715	2.536793	-28.17%	0
2012	4.352286	3.531715	-18.85%	0
2011	4.894897	4.352286	-11.09%	0
2010	6.030359	4.894897	-18.83%	0
2009	8.515192	6.030359	-29.18%	0
2008	6.255797	8.515192	36.12%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	18.078903	14.948738	-17.31%	0
2013	11.855699	18.078903	52.49%	0
2012	10.098933	11.855699	17.40%	0
2011	14.540190	10.098933	-30.54%	0
2010	12.853067	14.540190	13.13%	0
2009	10.631972	12.853067	20.89%	0
2008	16.228248	10.631972	-34.48%	135

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	22.772575	23.926678	5.07%	0
2013	16.358595	22.772575	39.21%	0
2012	13.794830	16.358595	18.58%	0
2011	13.774046	13.794830	0.15%	0
2010	10.810378	13.774046	27.42%	0
2009	8.088694	10.810378	33.65%	5,790
2008	16.256064	8.088694	-50.24%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	28.981389	31.710280	9.42%	0
2013	19.734486	28.981389	46.86%	0
2012	16.238949	19.734486	21.53%	0
2011	17.977043	16.238949	-9.67%	0
2010	13.369685	17.977043	34.46%	0
2009	8.975060	13.369685	48.96%	0
2008	20.331174	8.975060	-55.86%	138
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	34.768407	46.417296	33.50%	0
2013	19.736068	34.768407	76.17%	0
2012	15.054015	19.736068	31.10%	0
2011	15.504622	15.054015	-2.91%	0
2010	11.585742	15.504622	33.83%	0
2009	5.441655	11.585742	112.91%	0
2008	20.319103	5.441655	-73.22%	408
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.653777	26.007553	14.80%	0
2013	17.215061	22.653777	31.59%	0
2012	15.082668	17.215061	14.14%	0
2011	15.101525	15.082668	-0.12%	0
2010	13.038641	15.101525	15.82%	0
2009	8.775358	13.038641	48.58%	265
2008	15.456036	8.775358	-43.22%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	19.118489	22.162023	15.92%	0
2013	13.127129	19.118489	45.64%	6,122
2012	10.985998	13.127129	19.49%	0
2011	11.371137	10.985998	-3.39%	0
2010	9.696580	11.371137	17.27%	0
2009	7.320527	9.696580	32.46%	1,926
2008	16.451650	7.320527	-55.50%	492

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	9.056896	7.317096	-19.21%	0
2013	17.191436	9.056896	-47.32%	0
2012	18.339681	17.191436	-6.26%	0
2011	24.737131	18.339681	-25.86%	0
2010	18.327472	24.737131	34.97%	0
2009	12.563509	18.327472	45.88%	3,969
2008	20.921995	12.563509	-39.95%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	15.927230	18.839851	18.29%	0
2013	15.675570	15.927230	1.61%	0
2012	13.551243	15.675570	15.68%	0
2011	13.555506	13.551243	-0.03%	0
2010	11.105686	13.555506	22.06%	0
2009	9.069936	11.105686	22.45%	10,864
2008	15.900859	9.069936	-42.96%	4,005
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.240599	23.621967	6.21%	0
2013	16.754474	22.240599	32.74%	0
2012	14.679096	16.754474	14.14%	0
2011	14.260640	14.679096	2.93%	0
2010	11.657927	14.260640	22.33%	0
2009	8.269128	11.657927	40.98%	4,720
2008	12.616728	8.269128	-34.46%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	26.233796	26.742992	1.94%	0
2013	16.925256	26.233796	55.00%	0
2012	14.181231	16.925256	19.35%	0
2011	16.520267	14.181231	-14.16%	0
2010	12.260018	16.520267	34.75%	0
2009	9.408299	12.260018	30.31%	48
2008	19.792307	9.408299	-52.46%	130
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	20.064819	24.449015	21.85%	0
2013	12.166406	20.064819	64.92%	0
2012	9.619900	12.166406	26.47%	0
2011	10.245529	9.619900	-6.11%	0
2010	8.353606	10.245529	22.65%	0
2009	5.838382	8.353606	43.08%	0
2008	18.658119	5.838382	-68.71%	0

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.524503	18.158879	9.89%	0
2013	11.962083	16.524503	38.14%	0
2012	10.800504	11.962083	10.75%	0
2011	11.170169	10.800504	-3.31%	0
2010	9.139295	11.170169	22.22%	0
2009	6.350037	9.139295	43.93%	2,833
2008	10.796157	6.350037	-41.18%	217
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	16.825909	18.247244	8.45%	1,167
2013	11.849450	16.825909	42.00%	1,199
2012	9.918148	11.849450	19.47%	948
2011	10.478053	9.918148	-5.34%	555
2010	8.908997	10.478053	17.61%	0
2009	6.025644	8.908997	47.85%	2,845
2008	12.006657	6.025644	-49.81%	219
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.278558	21.439029	-3.77%	0
2013	17.001849	22.278558	31.04%	0
2012	14.987959	17.001849	13.44%	0
2011	15.433800	14.987959	-2.89%	0
2010	11.908839	15.433800	29.60%	0
2009	7.768865	11.908839	53.29%	4,122
2008	12.447272	7.768865	-37.59%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.303510	18.051384	4.32%	0
2013	13.034621	17.303510	32.75%	0
2012	11.398925	13.034621	14.35%	0
2011	12.558934	11.398925	-9.24%	0
2010	10.694855	12.558934	17.43%	0
2009	7.047258	10.694855	51.76%	2,650
2008	12.790470	7.047258	-44.90%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	18.965445	18.538563	-2.25%	0
2013	13.730270	18.965445	38.13%	0
2012	12.699825	13.730270	8.11%	0
2011	12.550360	12.699825	1.19%	0
2010	10.238424	12.550360	22.58%	0
2009	7.818236	10.238424	30.96%	0
2008	12.177941	7.818236	-35.80%	175

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.644770	16.483776	-0.97%	0
2013	11.921759	16.644770	39.62%	0
2012	10.131906	11.921759	17.67%	0
2011	11.445629	10.131906	-11.48%	0
2010	9.359626	11.445629	22.29%	0
2009	5.900816	9.359626	58.62%	0
2008	10.684690	5.900816	-44.77%	219
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.030094	6.044486	20.17%	0
2013	5.303337	5.030094	-5.15%	0
2012	5.789406	5.303337	-8.40%	0
2011	6.185864	5.789406	-6.41%	0
2010	6.626876	6.185864	-6.65%	0
2009	8.055238	6.626876	-17.73%	0
2008	7.806422	8.055238	3.19%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	17.050471	18.376094	7.77%	0
2013	12.882972	17.050471	32.35%	0
2012	11.769733	12.882972	9.46%	0
2011	13.260046	11.769733	-11.24%	0
2010	12.107973	13.260046	9.51%	0
2009	7.960373	12.107973	52.10%	5,330
2008	14.918975	7.960373	-46.64%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	12.206672	12.244071	0.31%	0
2013	10.630998	12.206672	14.82%	0
2012	10.372247	10.630998	2.49%	0
2011	12.395909	10.372247	-16.33%	0
2010	11.074053	12.395909	11.94%	0
2009	8.803749	11.074053	25.79%	0
2008	16.477174	8.803749	-46.57%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	20.957068	25.156558	20.04%	0
2013	14.231994	20.957068	47.25%	0
2012	12.382901	14.231994	14.93%	0
2011	14.252201	12.382901	-13.12%	0
2010	11.745414	14.252201	21.34%	0
2009	10.236276	11.745414	14.74%	0
2008	14.011412	10.236276	-26.94%	238

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	17.699377	21.262145	20.13%	0
2013	15.935300	17.699377	11.07%	0
2012	16.122853	15.935300	-1.16%	0
2011	14.182886	16.122853	13.68%	0
2010	13.574947	14.182886	4.48%	0
2009	12.203675	13.574947	11.24%	0
2008	17.727894	12.203675	-31.16%	212
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.280105	7.083284	-23.67%	0
2013	9.768750	9.280105	-5.00%	0
2012	9.916642	9.768750	-1.49%	0
2011	10.532431	9.916642	-5.85%	0
2010	11.415061	10.532431	-7.73%	0
2009	10.954257	11.415061	4.21%	0
2008	12.769073	10.954257	-14.21%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.040891	9.949862	-0.91%	0
2013*	10.000000	10.040891	0.41%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.533153	10.593744	0.58%	0
2013	11.809779	10.533153	-10.81%	0
2012	10.249945	11.809779	15.22%	0
2011*	10.000000	10.249945	2.50%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.542806	5.43%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.501951	11.687653	11.29%	0
2013	10.467983	10.501951	0.32%	0
2012	8.241522	10.467983	27.02%	0
2011*	10.000000	8.241522	-17.58%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.104599	11.071398	-0.30%	0
2013	9.814099	11.104599	13.15%	0
2012	8.830983	9.814099	11.13%	0
2011*	10.000000	8.830983	-11.69%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.346883	6.600181	-20.93%	1,117
2013	7.725234	8.346883	8.05%	1,148
2012	7.644668	7.725234	1.05%	1,568
2011*	10.000000	7.644668	-23.55%	724

Additional Contract Options Elected Total - 2.25%
Variable account charges of the daily net assets of the variable account - 2.25%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.709892	9.390198	-3.29%	0
2013	9.455888	9.709892	2.69%	0
2012	9.546967	9.455888	-0.95%	0
2011*	10.000000	9.546967	-4.53%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.352579	11.880030	4.65%	0
2013	9.993540	11.352579	13.60%	0
2012	9.022527	9.993540	10.76%	0
2011*	10.000000	9.022527	-9.77%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.354581	11.321363	9.34%	0
2013*	10.000000	10.354581	3.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.913105	10.004687	0.92%	0
2013	11.086612	9.913105	-10.58%	0
2012	10.567718	11.086612	4.91%	5,507
2011*	10.000000	10.567718	5.68%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.487527	20.320778	9.92%	0
2013	13.931855	18.487527	32.70%	0
2012	12.428202	13.931855	12.10%	0
2011	12.336481	12.428202	0.74%	0
2010	11.061772	12.336481	11.52%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.408258	21.442159	10.48%	0
2013	15.080394	19.408258	28.70%	0
2012	13.472513	15.080394	11.93%	0
2011	13.650548	13.472513	-1.30%	0
2010	12.318187	13.650548	10.82%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.409127	11.356559	-0.46%	0
2013*	10.000000	11.409127	14.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.926876	11.877682	-0.41%	0
2013	10.669496	11.926876	11.78%	0
2012	9.931407	10.669496	7.43%	0
2011	10.548714	9.931407	-5.85%	0
2010*	10.000000	10.548714	5.49%	6,429
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.418387	6.825489	-18.92%	0
2013	9.602953	8.418387	-12.34%	0
2012	10.039941	9.602953	-4.35%	0
2011	11.764151	10.039941	-14.66%	0
2010*	10.000000	11.764151	17.64%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.111656	-8.88%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.271036	12.71%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.582092	10.327759	-2.40%	0
2013	10.419952	10.582092	1.56%	0
2012*	10.000000	10.419952	4.20%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.815705	8.16%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.164133	11.511444	3.11%	17,884
2013	9.907201	11.164133	12.69%	19,774
2012	9.035447	9.907201	9.65%	0
2011*	10.000000	9.035447	-9.65%	7,105
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.564984	13.630419	0.48%	0
2013	11.217655	13.564984	20.93%	0
2012	9.955825	11.217655	12.67%	0
2011	10.349320	9.955825	-3.80%	0
2010*	10.000000	10.349320	3.49%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.481059	10.712656	2.21%	0
2013*	10.000000	10.481059	4.81%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.349842	11.721790	3.28%	0
2013*	10.000000	11.349842	13.50%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.251763	10.411153	1.55%	0
2013*	10.000000	10.251763	2.52%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.498166	11.623688	1.09%	3,016
2013	9.534421	11.498166	20.60%	3,016
2012	8.582963	9.534421	11.09%	20,914
2011	9.476487	8.582963	-9.43%	23,136
2010	8.424341	9.476487	12.49%	24,594
2009	6.185254	8.424341	36.20%	1,191
2008	11.124783	6.185254	-44.40%	1,231

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.641668	10.687969	0.44%	12,623
2013	9.172466	10.641668	16.02%	0
2012	8.351902	9.172466	9.82%	4,593
2011	8.923863	8.351902	-6.41%	5,079
2010	8.029700	8.923863	11.14%	5,468
2009	6.052308	8.029700	32.67%	1,525
2008	10.706305	6.052308	-43.47%	1,586
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.463008	10.406345	-0.54%	0
2013	9.721081	10.463008	7.63%	17,984
2012	8.981570	9.721081	8.23%	18,002
2011	9.218079	8.981570	-2.57%	9,650
2010	8.501030	9.218079	8.43%	0
2009	7.098208	8.501030	19.76%	1,695
2008	10.390193	7.098208	-31.68%	1,667
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.667180	7.300991	9.51%	0
2013	6.651914	6.667180	0.23%	3,296
2012	7.668131	6.651914	-13.25%	4,213
2011	8.589292	7.668131	-10.72%	4,572
2010	9.113727	8.589292	-5.75%	4,572
2009	9.718388	9.113727	-6.22%	3,515
2008*	10.000000	9.718388	-2.82%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	15.602741	15.669906	0.43%	0
2013	13.596327	15.602741	14.76%	504
2012	13.326680	13.596327	2.02%	573
2011	14.597759	13.326680	-8.71%	573
2010	13.435244	14.597759	8.65%	573
2009	10.802937	13.435244	24.37%	2,616
2008	18.658501	10.802937	-42.10%	1,707
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.291720	8.478487	2.25%	2,981
2013	8.348891	8.291720	-0.68%	4,506
2012	8.359930	8.348891	-0.13%	0
2011	8.276411	8.359930	1.01%	4,854
2010	7.977996	8.276411	3.74%	4,854
2009	8.443138	7.977996	-5.51%	6,510
2008	10.632546	8.443138	-20.59%	4,448
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.093885	10.096538	0.03%	0
2013*	10.000000	10.093885	0.94%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.047798	10.341795	2.93%	0
2013*	10.000000	10.047798	0.48%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.992759	10.320408	3.28%	0
2013*	10.000000	9.992759	-0.07%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.382765	12.386439	-7.44%	0
2013	10.946587	13.382765	22.26%	0
2012	9.401925	10.946587	16.43%	9,284
2011	10.370143	9.401925	-9.34%	6,558
2010*	10.000000	10.370143	3.70%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.776041	9.108217	-6.83%	0
2013*	10.000000	9.776041	-2.24%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.949915	9.574307	-3.77%	0
2013*	10.000000	9.949915	-0.50%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.647059	10.843995	1.85%	0
2013	10.040014	10.647059	6.05%	0
2012	9.405597	10.040014	6.75%	0
2011*	10.000000	9.405597	-5.94%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.733959	12.729931	8.49%	0
2013*	10.000000	11.733959	17.34%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.614644	12.939552	2.58%	78,319
2013	10.472906	12.614644	20.45%	95,542
2012	9.264014	10.472906	13.05%	23,837
2011*	10.000000	9.264014	-7.36%	7,108
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.776361	-2.24%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.165018	1.65%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.697051	11.785550	0.76%	2,198
2013*	10.000000	11.697051	16.97%	2,398

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.433788	11.378450	-0.48%	0
2013*	10.000000	11.433788	14.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	14.011190	14.304493	2.09%	0
2013	11.076144	14.011190	26.50%	0
2012	9.760796	11.076144	13.48%	0
2011	10.670806	9.760796	-8.53%	0
2010*	10.000000	10.670806	6.71%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.185878	12.417230	1.90%	180
2013	10.878233	12.185878	12.02%	180
2012	10.025963	10.878233	8.50%	0
2011	10.401387	10.025963	-3.61%	0
2010*	10.000000	10.401387	4.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.051167	13.349957	2.29%	0
2013	11.017555	13.051167	18.46%	447
2012	9.923656	11.017555	11.02%	0
2011	10.519495	9.923656	-5.66%	0
2010*	10.000000	10.519495	5.19%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.900560	11.005186	0.96%	1,941
2013	10.632677	10.900560	2.52%	1,941
2012	10.124391	10.632677	5.02%	4,083
2011	10.217989	10.124391	-0.92%	2,539
2010*	10.000000	10.217989	2.18%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.267069	10.257637	-0.09%	0
2013*	10.000000	10.267069	2.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.338995	10.203552	-1.31%	0
2013*	10.000000	10.338995	3.39%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.604405	12.877283	2.16%	2,000
2013	10.951222	12.604405	15.10%	2,182
2012	9.975642	10.951222	9.78%	0
2011	10.453844	9.975642	-4.57%	0
2010*	10.000000	10.453844	4.54%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.399918	13.688922	2.16%	0
2013	11.036055	13.399918	21.42%	0
2012	9.858504	11.036055	11.94%	0
2011	10.584604	9.858504	-6.86%	0
2010*	10.000000	10.584604	5.85%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.770844	11.969566	1.69%	0
2013	10.830698	11.770844	8.68%	0
2012	10.074424	10.830698	7.51%	0
2011	10.339023	10.074424	-2.56%	0
2010*	10.000000	10.339023	3.39%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.207694	10.459754	2.47%	0
2013	10.666555	10.207694	-4.30%	0
2012	10.192767	10.666555	4.65%	0
2011*	10.000000	10.192767	1.93%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.590225	-4.10%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.678249	-3.22%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.171080	1.71%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.095233	0.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.281472	2.81%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.185313	1.85%	2,968
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.261619	2.62%	12,671
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.090122	0.90%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.246313	10.256482	0.10%	0
2013*	10.000000	10.246313	2.46%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.311067	10.248554	-0.61%	0
2013*	10.000000	10.311067	3.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.249129	2.49%	220
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.252460	2.52%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.180513	1.81%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.099671	8.890379	-2.30%	23,681
2013	9.313890	9.099671	-2.30%	55,755
2012	9.533758	9.313890	-2.31%	63,856
2011	9.757565	9.533758	-2.29%	50,142
2010	9.987258	9.757565	-2.30%	76,572
2009*	10.000000	9.987258	-0.13%	39,578
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.514347	9.656521	1.49%	0
2013*	10.000000	9.514347	-4.86%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.059107	12.586196	-3.62%	0
2013	11.039588	13.059107	18.29%	0
2012	9.781877	11.039588	12.86%	0
2011	11.077875	9.781877	-11.70%	0
2010*	10.000000	11.077875	10.78%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.947398	-10.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.077026	16.225150	7.62%	0
2013	11.480783	15.077026	31.32%	0
2012	10.118504	11.480783	13.46%	0
2011	10.702160	10.118504	-5.45%	0
2010*	10.000000	10.702160	7.02%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.186463	15.279902	7.71%	0
2013	10.753556	14.186463	31.92%	0
2012	9.360610	10.753556	14.88%	0
2011	10.202136	9.360610	-8.25%	0
2010*	10.000000	10.202136	2.02%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.797840	16.008558	1.33%	0
2013	11.665825	15.797840	35.42%	0
2012	10.415761	11.665825	12.00%	0
2011	11.157100	10.415761	-6.64%	0
2010*	10.000000	11.157100	11.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.405451	17.612886	14.33%	0
2013	11.621604	15.405451	32.56%	0
2012	10.224545	11.621604	13.66%	0
2011	10.713471	10.224545	-4.56%	0
2010*	10.000000	10.713471	7.13%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.964761	9.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.672121	6.72%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.354137	3.54%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.816202	8.16%	378
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.257357	11.631894	25.65%	0
2013*	10.000000	9.257357	-7.43%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.781607	9.603824	-1.82%	0
2013	10.001338	9.781607	-2.20%	0
2012	9.888939	10.001338	1.14%	0
2011*	10.000000	9.888939	-1.11%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.119487	9.857445	-2.59%	0
2013*	10.000000	10.119487	1.19%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.599479	9.510190	-0.93%	0
2013*	10.000000	9.599479	-4.01%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.721830	10.214383	5.07%	0
2013	9.575581	9.721830	1.53%	0
2012*	10.000000	9.575581	-4.24%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.381798	10.033863	-3.35%	0
2013	10.158635	10.381798	2.20%	3,233
2012*	10.000000	10.158635	1.59%	23,585
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.352177	11.319091	-0.29%	0
2013*	10.000000	11.352177	13.52%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.390117	10.197301	-1.86%	0
2013	10.623107	10.390117	-2.19%	0
2012	9.471330	10.623107	12.16%	0
2011*	10.000000	9.471330	-5.29%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.409441	7.481115	-20.49%	0
2013	11.292772	9.409441	-16.68%	0
2012	10.995812	11.292772	2.70%	0
2011	12.172377	10.995812	-9.67%	1,137
2010*	10.000000	12.172377	21.72%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.416804	11.310886	-0.93%	0
2013	12.570758	11.416804	-9.18%	0
2012	10.926227	12.570758	15.05%	0
2011	10.528835	10.926227	3.77%	0
2010*	10.000000	10.528835	5.29%	6,155
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.753486	10.537780	-2.01%	0
2013	11.780249	10.753486	-8.72%	0
2012	11.458761	11.780249	2.81%	0
2011	10.817357	11.458761	5.93%	0
2010*	10.000000	10.817357	8.17%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.588297	10.568067	-0.19%	0
2013	11.852922	10.588297	-10.67%	0
2012	11.353547	11.852922	4.40%	0
2011	10.813838	11.353547	4.99%	0
2010*	10.000000	10.813838	8.14%	6,178
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.217279	12.322158	0.86%	0
2013	11.838431	12.217279	3.20%	0
2012	10.611575	11.838431	11.56%	0
2011	10.520490	10.611575	0.87%	0
2010*	10.000000	10.520490	5.20%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.825372	9.671216	-1.57%	0
2013	10.080087	9.825372	-2.53%	0
2012	9.756992	10.080087	3.31%	0
2011*	10.000000	9.756992	-2.43%	3,367
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.172145	10.352363	1.77%	0
2013	10.629848	10.172145	-4.31%	0
2012	9.936712	10.629848	6.98%	0
2011*	10.000000	9.936712	-0.63%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.918649	9.975751	0.58%	0
2013*	10.000000	9.918649	-0.81%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.656904	7.375171	-14.81%	0
2013	9.059211	8.656904	-4.44%	0
2012	8.304730	9.059211	9.08%	0
2011	11.127882	8.304730	-25.37%	0
2010*	10.000000	11.127882	11.28%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.703570	12.374643	-2.59%	0
2013	11.629676	12.703570	9.23%	0
2012	10.289239	11.629676	13.03%	0
2011	10.749093	10.289239	-4.28%	0
2010*	10.000000	10.749093	7.49%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	13.011476	13.009566	-0.01%	0
2013	12.105008	13.011476	7.49%	0
2012	10.857059	12.105008	11.49%	0
2011	10.815177	10.857059	0.39%	0
2010*	10.000000	10.815177	8.15%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.983333	9.600656	-3.83%	0
2013	8.887656	9.983333	12.33%	0
2012	7.878101	8.887656	12.81%	0
2011	11.045194	7.878101	-28.67%	0
2010*	10.000000	11.045194	10.45%	9,396
ProFunds - ProFund VP Banks - Q/NQ
2014	12.593209	13.580284	7.84%	0
2013	9.658263	12.593209	30.39%	0
2012	7.410606	9.658263	30.33%	0
2011*	10.000000	7.410606	-25.89%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.402773	9.341352	-0.65%	0
2013	8.126249	9.402773	15.71%	0
2012	7.667367	8.126249	5.98%	0
2011*	10.000000	7.667367	-23.33%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.640204	3.887499	-16.22%	0
2013	6.466415	4.640204	-28.24%	0
2012	7.936194	6.466415	-18.52%	0
2011	8.914631	7.936194	-10.98%	0
2010*	10.000000	8.914631	-10.85%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	21.014072	26.634236	26.74%	0
2013	12.770797	21.014072	64.55%	0
2012	9.290202	12.770797	37.47%	0
2011*	10.000000	9.290202	-7.10%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.196822	15.461017	8.90%	20,639
2013	11.198603	14.196822	26.77%	0
2012	10.064917	11.198603	11.26%	30,860
2011	10.301291	10.064917	-2.29%	29,179
2010*	10.000000	10.301291	3.01%	13,525
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.347274	14.373988	7.69%	0
2013	10.635391	13.347274	25.50%	0
2012	9.819922	10.635391	8.30%	0
2011*	10.000000	9.819922	-1.80%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.602977	17.143662	9.87%	0
2013	11.417881	15.602977	36.65%	0
2012	9.571850	11.417881	19.29%	0
2011*	10.000000	9.571850	-4.28%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.168656	7.707725	-5.64%	0
2013	8.934891	8.168656	-8.58%	0
2012	8.581916	8.934891	4.11%	0
2011	10.939158	8.581916	-21.55%	0
2010*	10.000000	10.939158	9.39%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.684755	11.321257	-10.75%	0
2013	10.673902	12.684755	18.84%	0
2012	9.370589	10.673902	13.91%	0
2011	10.526169	9.370589	-10.98%	0
2010*	10.000000	10.526169	5.26%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	12.924060	14.257871	10.32%	0
2013	10.015454	12.924060	29.04%	0
2012	8.219064	10.015454	21.86%	0
2011*	10.000000	8.219064	-17.81%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.937013	18.052113	20.85%	14,356
2013	10.939241	14.937013	36.55%	0
2012	9.537299	10.939241	14.70%	0
2011*	10.000000	9.537299	-4.63%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.247476	13.664621	3.15%	0
2013	9.812095	13.247476	35.01%	0
2012	8.673227	9.812095	13.13%	13,871
2011*	10.000000	8.673227	-13.27%	0
ProFunds - ProFund VP International - Q/NQ
2014	11.939723	10.719218	-10.22%	0
2013	10.227147	11.939723	16.75%	0
2012	9.029674	10.227147	13.26%	0
2011	10.789083	9.029674	-16.31%	0
2010*	10.000000	10.789083	7.89%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.569783	14.394297	-1.20%	0
2013	9.829625	14.569783	48.22%	943
2012	8.401111	9.829625	17.00%	0
2011*	10.000000	8.401111	-15.99%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.273980	12.378545	0.85%	0
2013	8.474819	12.273980	44.83%	0
2012	7.055559	8.474819	20.12%	0
2011	8.864982	7.055559	-20.41%	0
2010*	10.000000	8.864982	-11.35%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.805170	18.067736	14.32%	6,208
2013	12.047748	15.805170	31.19%	4,865
2012	10.609804	12.047748	13.55%	7,050
2011	10.703255	10.609804	-0.87%	6,928
2010*	10.000000	10.703255	7.03%	3,239
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.386235	11.656870	-12.92%	315
2013	11.043075	13.386235	21.22%	315
2012	10.985396	11.043075	0.53%	774
2011	10.996477	10.985396	-0.10%	14,781
2010*	10.000000	10.996477	9.96%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.509843	16.920691	16.62%	0
2013	11.282827	14.509843	28.60%	0
2012	10.325032	11.282827	9.28%	2,855
2011*	10.000000	10.325032	3.25%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.164091	3.097248	-25.62%	398
2013	6.868566	4.164091	-39.37%	398
2012	8.227546	6.868566	-16.52%	398
2011*	10.000000	8.227546	-17.72%	398
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.313329	12.597030	22.14%	0
2013	10.546427	10.313329	-2.21%	0
2012	9.213078	10.546427	14.47%	0
2011*	10.000000	9.213078	-7.87%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.525505	3.764837	-31.86%	0
2013	4.855514	5.525505	13.80%	0
2012	5.340548	4.855514	-9.08%	0
2011	8.746035	5.340548	-38.94%	0
2010*	10.000000	8.746035	-12.54%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.685251	14.044361	31.44%	0
2013	8.193749	10.685251	30.41%	0
2012	8.752082	8.193749	-6.38%	0
2011*	10.000000	8.752082	-12.48%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.411421	7.028876	-5.16%	108
2013	7.603408	7.411421	-2.53%	108
2012	8.950462	7.603408	-15.05%	704
2011	8.278058	8.950462	8.12%	108
2010*	10.000000	8.278058	-17.22%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.078031	5.100136	0.44%	383
2013	6.579950	5.078031	-22.83%	383
2012	8.435584	6.579950	-22.00%	997
2011	8.480703	8.435584	-0.53%	383
2010*	10.000000	8.480703	-15.19%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.123466	3.247754	-21.24%	0
2013	5.978556	4.123466	-31.03%	0
2012	7.536260	5.978556	-20.67%	705
2011	8.615894	7.536260	-12.53%	0
2010*	10.000000	8.615894	-13.84%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.144754	14.014973	15.40%	0
2013	9.929131	12.144754	22.31%	0
2012	9.213683	9.929131	7.77%	10,062
2011*	10.000000	9.213683	-7.86%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.783747	11.577823	-1.75%	0
2013	10.762215	11.783747	9.49%	0
2012	9.454420	10.762215	13.83%	0
2011*	10.000000	9.454420	-5.46%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.438250	15.242161	33.26%	0
2013	14.473644	11.438250	-20.97%	0
2012	14.672509	14.473644	-1.36%	0
2011	10.463963	14.672509	40.22%	0
2010*	10.000000	10.463963	4.64%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.949958	33.112709	32.72%	0
2013	14.262788	24.949958	74.93%	3,082
2012	10.914959	14.262788	30.67%	0
2011	11.306446	10.914959	-3.46%	0
2010*	10.000000	11.306446	13.06%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.770333	1.111183	-37.23%	0
2013	3.527833	1.770333	-49.82%	0
2012	5.574874	3.527833	-36.72%	0
2011	7.331873	5.574874	-23.96%	0
2010*	10.000000	7.331873	-26.68%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.636116	14.311286	22.99%	0
2013	10.510715	11.636116	10.71%	0
2012	10.743564	10.510715	-2.17%	11,102
2011*	10.000000	10.743564	7.44%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.987752	7.060432	1.04%	0
2013	5.536436	6.987752	26.21%	0
2012	4.562213	5.536436	21.35%	1,350
2011	6.004296	4.562213	-24.02%	0
2010	5.436707	6.004296	10.44%	0
2009	5.762804	5.436707	-5.66%	0
2008	10.026364	5.762804	-42.52%	61

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.588414	20.708671	-4.08%	0
2013	21.824051	21.588414	-1.08%	0
2012	20.175476	21.824051	8.17%	106
2011	24.718375	20.175476	-18.38%	0
2010	19.972348	24.718375	23.76%	347
2009	13.149973	19.972348	51.88%	6,342
2008	24.652031	13.149973	-46.66%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	28.305138	36.696205	29.65%	0
2013	18.787538	28.305138	50.66%	0
2012	14.142032	18.787538	32.85%	364
2011	13.088061	14.142032	8.05%	0
2010	12.101008	13.088061	8.16%	5,894
2009	10.466366	12.101008	15.62%	0
2008	12.143058	10.466366	-13.81%	2,312
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.309186	2.778108	-35.53%	0
2013	4.556988	4.309186	-5.44%	0
2012	4.731152	4.556988	-3.68%	0
2011	5.186917	4.731152	-8.79%	6,318
2010	4.914336	5.186917	5.55%	6,318
2009	4.508804	4.914336	8.99%	10,141
2008	9.053712	4.508804	-50.20%	2,695
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.262117	25.596877	10.04%	1,003
2013	18.564664	23.262117	25.30%	1,077
2012	17.426171	18.564664	6.53%	3,075
2011	15.677695	17.426171	11.15%	1,258
2010	13.681970	15.677695	14.59%	1,206
2009	11.756415	13.681970	16.38%	1,359
2008	15.707400	11.756415	-25.15%	1,635
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	15.995361	18.253359	14.12%	0
2013	10.062457	15.995361	58.96%	0
2012	8.792396	10.062457	14.44%	567
2011	8.249233	8.792396	6.58%	0
2010	6.777021	8.249233	21.72%	0
2009	5.068028	6.777021	33.72%	0
2008	13.550563	5.068028	-62.60%	71

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.808380	11.857588	20.89%	0
2013	7.433491	9.808380	31.95%	0
2012	7.529825	7.433491	-1.28%	0
2011	9.228408	7.529825	-18.41%	0
2010	8.621708	9.228408	7.04%	0
2009	5.135138	8.621708	67.90%	2,365
2008	10.536153	5.135138	-51.26%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.317736	20.922997	-20.50%	509
2013	21.817117	26.317736	20.63%	555
2012	21.808046	21.817117	0.04%	703
2011	23.706966	21.808046	-8.01%	1,350
2010	20.381320	23.706966	16.32%	3,873
2009	15.062289	20.381320	35.31%	706
2008	28.569860	15.062289	-47.28%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	22.857594	15.779069	-30.97%	568
2013	18.884307	22.857594	21.04%	620
2012	19.252328	18.884307	-1.91%	662
2011	21.723678	19.252328	-11.38%	752
2010	17.639938	21.723678	23.15%	752
2009	11.116426	17.639938	58.68%	1,106
2008	26.838915	11.116426	-58.58%	29
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.980036	11.097270	-14.51%	0
2013	10.723361	12.980036	21.04%	0
2012	9.022172	10.723361	18.86%	0
2011	10.881503	9.022172	-17.09%	0
2010	12.482627	10.881503	-12.83%	0
2009	9.418735	12.482627	32.53%	5,782
2008	21.358591	9.418735	-55.90%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.176587	11.193281	9.99%	0
2013	8.165921	10.176587	24.62%	0
2012	6.813116	8.165921	19.86%	908
2011	8.196558	6.813116	-16.88%	0
2010	7.335678	8.196558	11.74%	0
2009	6.273724	7.335678	16.93%	2,624
2008	12.360602	6.273724	-49.24%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	12.225649	16.084445	31.56%	0
2013	15.307491	12.225649	-20.13%	0
2012	15.211665	15.307491	0.63%	0
2011	11.003928	15.211665	38.24%	0
2010	10.229518	11.003928	7.57%	0
2009	15.294528	10.229518	-33.12%	759
2008	10.809315	15.294528	41.49%	5,158
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	20.700317	25.203454	21.75%	0
2013	14.940152	20.700317	38.55%	0
2012	13.052283	14.940152	14.46%	311
2011	12.760708	13.052283	2.28%	0
2010	12.232952	12.760708	4.31%	5,207
2009	10.045012	12.232952	21.78%	1,366
2008	13.683231	10.045012	-26.59%	2,354
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.661820	25.562063	-0.39%	147
2013	17.367958	25.661820	47.75%	153
2012	14.898463	17.367958	16.58%	158
2011	17.312837	14.898463	-13.95%	164
2010	14.672223	17.312837	18.00%	328
2009	9.054624	14.672223	62.04%	9,223
2008	16.813561	9.054624	-46.15%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.007335	0.769942	-23.57%	826
2013	1.837530	1.007335	-45.18%	826
2012	2.425642	1.837530	-24.25%	826
2011	3.404328	2.425642	-28.75%	826
2010	4.998783	3.404328	-31.90%	9,382
2009	9.244331	4.998783	-45.93%	0
2008	5.882762	9.244331	57.14%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.935280	2.886921	-26.64%	0
2013	3.494580	3.935280	12.61%	13,475
2012	3.813310	3.494580	-8.36%	0
2011	5.610829	3.813310	-32.04%	0
2010	6.586649	5.610829	-14.82%	0
2009	5.645774	6.586649	16.67%	0
2008	8.280397	5.645774	-31.82%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.168338	1.873582	-13.59%	0
2013	3.064259	2.168338	-29.24%	0
2012	3.842038	3.064259	-20.24%	0
2011	4.243495	3.842038	-9.46%	0
2010	5.813826	4.243495	-27.01%	7,585
2009	9.194440	5.813826	-36.77%	0
2008	7.000958	9.194440	31.33%	2,587
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.685926	1.340264	-20.50%	0
2013	2.432270	1.685926	-30.69%	0
2012	3.060330	2.432270	-20.52%	0
2011	3.483179	3.060330	-12.14%	0
2010	4.528349	3.483179	-23.08%	0
2009	7.735264	4.528349	-41.46%	0
2008	5.348540	7.735264	44.62%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.948909	1.735609	-10.94%	261
2013	2.884701	1.948909	-32.44%	261
2012	3.607819	2.884701	-20.04%	261
2011	3.996845	3.607819	-9.73%	13,372
2010	5.652651	3.996845	-29.29%	0
2009	8.617249	5.652651	-34.40%	0
2008	7.073327	8.617249	21.83%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.523017	2.108676	-16.42%	0
2013	3.514342	2.523017	-28.21%	0
2012	4.333110	3.514342	-18.90%	0
2011	4.875821	4.333110	-11.13%	0
2010	6.009944	4.875821	-18.87%	6,560
2009	8.490698	6.009944	-29.22%	0
2008	6.240987	8.490698	36.05%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	17.980847	14.860063	-17.36%	0
2013	11.797419	17.980847	52.41%	0
2012	10.054446	11.797419	17.34%	0
2011	14.483557	10.054446	-30.58%	0
2010	12.809552	14.483557	13.07%	0
2009	10.601400	12.809552	20.83%	39
2008	16.189872	10.601400	-34.52%	42

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	22.649089	23.784746	5.01%	1,218
2013	16.278211	22.649089	39.14%	1,306
2012	13.734081	16.278211	18.52%	1,677
2011	13.720391	13.734081	0.10%	1,524
2010	10.773777	13.720391	27.35%	1,465
2009	8.065436	10.773777	33.58%	1,757
2008	16.217651	8.065436	-50.27%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	28.824243	31.522208	9.36%	0
2013	19.637512	28.824243	46.78%	0
2012	16.167424	19.637512	21.46%	0
2011	17.907020	16.167424	-9.71%	286
2010	13.324412	17.907020	34.39%	899
2009	8.949247	13.324412	48.89%	0
2008	20.283116	8.949247	-55.88%	42
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	34.579893	46.142037	33.44%	0
2013	19.639087	34.579893	76.08%	0
2012	14.987721	19.639087	31.03%	0
2011	15.444228	14.987721	-2.96%	0
2010	11.546501	15.444228	33.76%	0
2009	5.425995	11.546501	112.80%	99
2008	20.271082	5.425995	-73.23%	126
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.530974	25.853352	14.75%	0
2013	17.130494	22.530974	31.53%	0
2012	15.016278	17.130494	14.08%	0
2011	15.042716	15.016278	-0.18%	0
2010	12.994502	15.042716	15.76%	348
2009	8.750132	12.994502	48.51%	789
2008	15.419510	8.750132	-43.25%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	19.014815	22.030585	15.86%	0
2013	13.062611	19.014815	45.57%	14,377
2012	10.937616	13.062611	19.43%	736
2011	11.326832	10.937616	-3.44%	435
2010	9.663740	11.326832	17.21%	818
2009	7.299474	9.663740	32.39%	393
2008	16.412768	7.299474	-55.53%	152

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	9.007758	7.273665	-19.25%	182
2013	17.106934	9.007758	-47.34%	188
2012	18.258899	17.106934	-6.31%	757
2011	24.640763	18.258899	-25.90%	8,067
2010	18.265400	24.640763	34.90%	3,688
2009	12.527376	18.265400	45.80%	5,342
2008	20.872517	12.527376	-39.98%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	15.840841	18.728087	18.23%	1,214
2013	15.598544	15.840841	1.55%	2,511
2012	13.491580	15.598544	15.62%	4,258
2011	13.502715	13.491580	-0.08%	4,551
2010	11.068083	13.502715	22.00%	4,846
2009	9.043862	11.068083	22.38%	3,998
2008	15.863301	9.043862	-42.99%	1,413
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.119993	23.481851	6.16%	0
2013	16.672151	22.119993	32.68%	0
2012	14.614455	16.672151	14.08%	0
2011	14.205092	14.614455	2.88%	143
2010	11.618461	14.205092	22.26%	0
2009	8.245348	11.618461	40.91%	1,432
2008	12.586892	8.245348	-34.49%	2,183
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	26.091549	26.584375	1.89%	0
2013	16.842081	26.091549	54.92%	0
2012	14.118776	16.842081	19.29%	288
2011	16.455928	14.118776	-14.20%	296
2010	12.218507	16.455928	34.68%	423
2009	9.381250	12.218507	30.24%	281
2008	19.745551	9.381250	-52.49%	40
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	19.955994	24.303984	21.79%	969
2013	12.106598	19.955994	64.84%	0
2012	9.577518	12.106598	26.41%	0
2011	10.205608	9.577518	-6.15%	0
2010	8.325301	10.205608	22.59%	0
2009	5.821577	8.325301	43.01%	0
2008	18.614007	5.821577	-68.72%	0

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.443022	18.060100	9.83%	53,638
2013	11.909181	16.443022	38.07%	514
2012	10.758254	11.909181	10.70%	20,555
2011	11.132160	10.758254	-3.36%	46,228
2010	9.112855	11.132160	22.16%	956
2009	6.334901	9.112855	43.85%	13,514
2008	10.775961	6.334901	-41.21%	313
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	16.742921	18.147954	8.39%	147
2013	11.797045	16.742921	41.92%	151
2012	9.879350	11.797045	19.41%	13,086
2011	10.442401	9.879350	-5.39%	158
2010	8.883214	10.442401	17.55%	50
2009	6.011286	8.883214	47.78%	13,514
2008	11.984195	6.011286	-49.84%	440
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.168620	21.322315	-3.82%	396
2013	16.926608	22.168620	30.97%	40,625
2012	14.929289	16.926608	13.38%	8,833
2011	15.381233	14.929289	-2.94%	21,722
2010	11.874352	15.381233	29.53%	390
2009	7.750336	11.874352	53.21%	19,497
2008	12.423959	7.750336	-37.62%	220
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.218210	17.953197	4.27%	129
2013	12.976988	17.218210	32.68%	132
2012	11.354339	12.976988	14.29%	11,553
2011	12.516202	11.354339	-9.28%	139
2010	10.663923	12.516202	17.37%	43
2009	7.030461	10.663923	51.68%	12,584
2008	12.766540	7.030461	-44.93%	156
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	18.871948	18.437738	-2.30%	48,875
2013	13.669556	18.871948	38.06%	48,474
2012	12.650159	13.669556	8.06%	0
2011	12.507658	12.650159	1.14%	0
2010	10.208799	12.507658	22.52%	0
2009	7.799604	10.208799	30.89%	0
2008	12.155146	7.799604	-35.83%	513

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.562628	16.394039	-1.02%	0
2013	11.868988	16.562628	39.55%	0
2012	10.092230	11.868988	17.61%	12,921
2011	11.406648	10.092230	-11.52%	0
2010	9.332516	11.406648	22.22%	0
2009	5.886733	9.332516	58.53%	0
2008	10.664687	5.886733	-44.80%	635
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.008928	6.015978	20.11%	16,133
2013	5.283731	5.008928	-5.20%	13,404
2012	5.770955	5.283731	-8.44%	193
2011	6.169296	5.770955	-6.46%	199
2010	6.612498	6.169296	-6.70%	5,152
2009	8.041882	6.612498	-17.77%	0
2008	7.797455	8.041882	3.13%	4,079
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.958024	18.267114	7.72%	0
2013	12.819668	16.958024	32.28%	0
2012	11.717915	12.819668	9.40%	0
2011	13.208411	11.717915	-11.28%	170
2010	12.066988	13.208411	9.46%	5,321
2009	7.937486	12.066988	52.03%	1,618
2008	14.883719	7.937486	-46.67%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	12.140504	12.171463	0.26%	0
2013	10.578774	12.140504	14.76%	0
2012	10.326592	10.578774	2.44%	0
2011	12.347656	10.326592	-16.37%	0
2010	11.036593	12.347656	11.88%	0
2009	8.778448	11.036593	25.72%	0
2008	16.438240	8.778448	-46.60%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	20.843351	25.007256	19.98%	1,179
2013	14.162018	20.843351	47.18%	1,265
2012	12.328336	14.162018	14.87%	1,336
2011	14.196660	12.328336	-13.16%	1,475
2010	11.705632	14.196660	21.28%	6,340
2009	10.206846	11.705632	14.68%	0
2008	13.978292	10.206846	-26.98%	1,957

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	17.603477	21.136120	20.07%	208
2013	15.857059	17.603477	11.01%	216
2012	16.051914	15.857059	-1.21%	223
2011	14.127691	16.051914	13.62%	231
2010	13.529028	14.127691	4.43%	248
2009	12.168621	13.529028	11.18%	0
2008	17.686030	12.168621	-31.20%	1,913
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.241038	7.049845	-23.71%	0
2013	9.732598	9.241038	-5.05%	0
2012	9.885021	9.732598	-1.54%	0
2011	10.504223	9.885021	-5.89%	0
2010	11.390311	10.504223	-7.78%	0
2009	10.936102	11.390311	4.15%	0
2008	12.754433	10.936102	-14.26%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.040187	9.944066	-0.96%	0
2013*	10.000000	10.040187	0.40%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.518776	10.573870	0.52%	0
2013	11.799716	10.518776	-10.86%	0
2012	10.246464	11.799716	15.16%	0
2011*	10.000000	10.246464	2.46%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.539202	5.39%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.487646	11.665766	11.23%	0
2013	10.459072	10.487646	0.27%	0
2012	8.238726	10.459072	26.95%	0
2011*	10.000000	8.238726	-17.61%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.089475	11.050661	-0.35%	0
2013	9.805755	11.089475	13.09%	0
2012	8.827991	9.805755	11.08%	0
2011*	10.000000	8.827991	-11.72%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.335510	6.587812	-20.97%	0
2013	7.718665	8.335510	7.99%	0
2012	7.642076	7.718665	1.00%	0
2011*	10.000000	7.642076	-23.58%	1,189

Additional Contract Options Elected Total - 2.30%
Variable account charges of the daily net assets of the variable account - 2.30%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.696643	9.372584	-3.34%	0
2013	9.447821	9.696643	2.63%	0
2012	9.543726	9.447821	-1.00%	0
2011*	10.000000	9.543726	-4.56%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.337102	11.857771	4.59%	0
2013	9.985022	11.337102	13.54%	0
2012	9.019464	9.985022	10.71%	0
2011*	10.000000	9.019464	-9.81%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.353854	11.314774	9.28%	0
2013*	10.000000	10.353854	3.54%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.899595	9.985938	0.87%	1,402
2013	11.077168	9.899595	-10.63%	605
2012	10.564135	11.077168	4.86%	51,976
2011*	10.000000	10.564135	5.64%	51,409
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.387203	20.200171	9.86%	2,904
2013	13.863347	18.387203	32.63%	0
2012	12.373432	13.863347	12.04%	0
2011	12.288392	12.373432	0.69%	0
2010	11.024290	12.288392	11.47%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.302990	21.314949	10.42%	35
2013	15.006268	19.302990	28.63%	0
2012	13.413177	15.006268	11.88%	0
2011	13.597378	13.413177	-1.35%	0
2010	12.276491	13.597378	10.76%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.405224	11.346860	-0.51%	934
2013*	10.000000	11.405224	14.05%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.904517	11.849366	-0.46%	1,252
2013	10.654942	11.904517	11.73%	1,058
2012	9.922958	10.654942	7.38%	0
2011	10.545128	9.922958	-5.90%	0
2010*	10.000000	10.545128	5.45%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.402623	6.809229	-18.96%	0
2013	9.589874	8.402623	-12.38%	0
2012	10.031410	9.589874	-4.40%	382
2011	11.760161	10.031410	-14.70%	561
2010*	10.000000	11.760161	17.60%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.108538	-8.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.267186	12.67%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.573073	10.313678	-2.45%	0
2013	10.416401	10.573073	1.50%	0
2012*	10.000000	10.416401	4.16%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.812008	8.12%	495
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.148902	11.489859	3.06%	0
2013	9.898751	11.148902	12.63%	0
2012	9.032376	9.898751	9.59%	0
2011*	10.000000	9.032376	-9.68%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.539535	13.597885	0.43%	0
2013	11.202344	13.539535	20.86%	0
2012	9.947356	11.202344	12.62%	0
2011	10.345806	9.947356	-3.85%	0
2010*	10.000000	10.345806	3.46%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.477473	10.703508	2.16%	33,721
2013*	10.000000	10.477473	4.77%	13,790
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.345960	11.711783	3.22%	0
2013*	10.000000	11.345960	13.46%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.251050	10.405097	1.50%	0
2013*	10.000000	10.251050	2.51%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.456622	11.575748	1.04%	0
2013	9.504831	11.456622	20.53%	1,061
2012	8.560718	9.504831	11.03%	0
2011	9.456755	8.560718	-9.48%	0
2010	8.411100	9.456755	12.43%	0
2009	6.178691	8.411100	36.13%	18,375
2008	11.118679	6.178691	-44.43%	14,304

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.605387	10.646096	0.38%	0
2013	9.145876	10.605387	15.96%	0
2012	8.331967	9.145876	9.77%	0
2011	8.907125	8.331967	-6.46%	0
2010	8.018734	8.907125	11.08%	0
2009	6.047129	8.018734	32.60%	6,455
2008	10.702638	6.047129	-43.50%	5,833
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.425211	10.363451	-0.59%	0
2013	9.690925	10.425211	7.58%	0
2012	8.958296	9.690925	8.18%	0
2011	9.198886	8.958296	-2.62%	0
2010	8.487665	9.198886	8.38%	0
2009	7.090670	8.487665	19.70%	1,525
2008	10.384489	7.090670	-31.72%	1,524
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.649944	7.278387	9.45%	337
2013	6.638126	6.649944	0.18%	337
2012	7.656181	6.638126	-13.30%	337
2011	8.580285	7.656181	-10.77%	337
2010	9.108837	8.580285	-5.80%	337
2009	9.718130	9.108837	-6.27%	3,580
2008*	10.000000	9.718130	-2.82%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	15.518129	15.576962	0.38%	94
2013	13.529515	15.518129	14.70%	94
2012	13.267999	13.529515	1.97%	94
2011	14.540910	13.267999	-8.75%	94
2010	13.389767	14.540910	8.60%	94
2009	10.771876	13.389767	24.30%	3,200
2008	18.614401	10.771876	-42.13%	1,404
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.257486	8.439161	2.20%	441
2013	8.318683	8.257486	-0.74%	441
2012	8.333945	8.318683	-0.18%	441
2011	8.254892	8.333945	0.96%	441
2010	7.961324	8.254892	3.69%	441
2009	8.429799	7.961324	-5.56%	7,307
2008	10.621189	8.429799	-20.63%	3,660
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.090439	10.087932	-0.02%	72
2013*	10.000000	10.090439	0.90%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.047095	10.335780	2.87%	283
2013*	10.000000	10.047095	0.47%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.992058	10.314392	3.23%	0
2013*	10.000000	9.992058	-0.08%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.357713	12.356915	-7.49%	1,293
2013	10.931687	13.357713	22.19%	1,383
2012	9.393946	10.931687	16.37%	411
2011	10.366629	9.393946	-9.38%	1,706
2010*	10.000000	10.366629	3.67%	671
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.772696	9.100431	-6.88%	396
2013*	10.000000	9.772696	-2.27%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.946511	9.566130	-3.82%	0
2013*	10.000000	9.946511	-0.53%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.632552	10.823683	1.80%	0
2013	10.031466	10.632552	5.99%	0
2012	9.402402	10.031466	6.69%	0
2011*	10.000000	9.402402	-5.98%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.729941	12.719064	8.43%	0
2013*	10.000000	11.729941	17.30%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.597443	12.915299	2.52%	0
2013	10.463975	12.597443	20.39%	0
2012	9.260870	10.463975	12.99%	4,640
2011*	10.000000	9.260870	-7.39%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.772933	-2.27%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.161542	1.62%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.691283	11.773710	0.71%	0
2013*	10.000000	11.691283	16.91%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.428162	11.367027	-0.53%	0
2013*	10.000000	11.428162	14.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.984949	14.270386	2.04%	0
2013	11.061059	13.984949	26.43%	0
2012	9.752496	11.061059	13.42%	0
2011	10.667185	9.752496	-8.57%	0
2010*	10.000000	10.667185	6.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.163033	12.387619	1.85%	94
2013	10.863400	12.163033	11.96%	0
2012	10.017435	10.863400	8.44%	0
2011	10.397855	10.017435	-3.66%	0
2010*	10.000000	10.397855	3.98%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.026731	13.318140	2.24%	0
2013	11.002555	13.026731	18.40%	0
2012	9.915231	11.002555	10.97%	0
2011	10.515920	9.915231	-5.71%	0
2010*	10.000000	10.515920	5.16%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.880143	10.978950	0.91%	0
2013	10.618188	10.880143	2.47%	0
2012	10.115790	10.618188	4.97%	0
2011	10.214518	10.115790	-0.97%	0
2010*	10.000000	10.214518	2.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.266347	10.251662	-0.14%	141
2013*	10.000000	10.266347	2.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.338272	10.197618	-1.36%	0
2013*	10.000000	10.338272	3.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.580800	12.846596	2.11%	0
2013	10.936311	12.580800	15.04%	0
2012	9.967172	10.936311	9.72%	0
2011	10.450303	9.967172	-4.62%	0
2010*	10.000000	10.450303	4.50%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.374812	13.656284	2.10%	0
2013	11.021021	13.374812	21.36%	0
2012	9.850124	11.021021	11.89%	0
2011	10.581021	9.850124	-6.91%	0
2010*	10.000000	10.581021	5.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.748832	11.941072	1.64%	0
2013	10.815962	11.748832	8.62%	0
2012	10.065869	10.815962	7.45%	0
2011	10.335517	10.065869	-2.61%	0
2010*	10.000000	10.335517	3.36%	447
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.193775	10.440161	2.42%	5,600
2013	10.657462	10.193775	-4.35%	0
2012	10.189301	10.657462	4.59%	1,969
2011*	10.000000	10.189301	1.89%	246
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.586866	-4.13%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.674928	-3.25%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.167598	1.68%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.091693	0.92%	761
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.277873	2.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.181742	1.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.258021	2.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.086589	0.87%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.245592	10.250506	0.05%	0
2013*	10.000000	10.245592	2.46%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.310346	10.242583	-0.66%	0
2013*	10.000000	10.310346	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.245536	2.46%	345
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.248873	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.176949	1.77%	12,278
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.080805	8.867410	-2.35%	27,641
2013	9.299336	9.080805	-2.35%	37,880
2012	9.523746	9.299336	-2.36%	9,296
2011	9.752297	9.523746	-2.34%	11,533
2010	9.986978	9.752297	-2.35%	10,026
2009*	10.000000	9.986978	-0.13%	3,436
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.511094	9.648278	1.44%	0
2013*	10.000000	9.511094	-4.89%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.034629	12.556172	-3.67%	0
2013	11.024538	13.034629	18.23%	0
2012	9.773555	11.024538	12.80%	0
2011	11.074113	9.773555	-11.74%	0
2010*	10.000000	11.074113	10.74%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.944258	-10.56%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.048762	16.186443	7.56%	709
2013	11.465129	15.048762	31.26%	0
2012	10.109903	11.465129	13.40%	0
2011	10.698526	10.109903	-5.50%	0
2010*	10.000000	10.698526	6.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.159880	15.243469	7.65%	383
2013	10.738893	14.159880	31.86%	0
2012	9.352644	10.738893	14.82%	0
2011	10.198672	9.352644	-8.30%	0
2010*	10.000000	10.198672	1.99%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.768248	15.970396	1.28%	1,290
2013	11.649935	15.768248	35.35%	0
2012	10.406914	11.649935	11.94%	3,942
2011	11.153320	10.406914	-6.69%	0
2010*	10.000000	11.153320	11.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.376594	17.570898	14.27%	1,176
2013	11.605768	15.376594	32.49%	0
2012	10.215861	11.605768	13.61%	0
2011	10.709847	10.215861	-4.61%	0
2010*	10.000000	10.709847	7.10%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.960931	9.61%	554
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.668383	6.68%	1,634
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.350509	3.51%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.812409	8.12%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.254190	11.621974	25.59%	0
2013*	10.000000	9.254190	-7.46%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.768238	9.585797	-1.87%	6,105
2013	9.992796	9.768238	-2.25%	0
2012	9.885574	9.992796	1.08%	0
2011*	10.000000	9.885574	-1.14%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.118777	9.851711	-2.64%	0
2013*	10.000000	10.118777	1.19%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.596201	9.502075	-0.98%	153
2013*	10.000000	9.596201	-4.04%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.714108	10.201037	5.01%	0
2013	9.572865	9.714108	1.48%	0
2012*	10.000000	9.572865	-4.27%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.373526	10.020733	-3.40%	14
2013	10.155751	10.373526	2.14%	0
2012*	10.000000	10.155751	1.56%	8,094
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.348297	11.309431	-0.34%	1,284
2013*	10.000000	11.348297	13.48%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.375942	10.178174	-1.91%	1,086
2013	10.614052	10.375942	-2.24%	217
2012	9.468111	10.614052	12.10%	1,387
2011*	10.000000	9.468111	-5.32%	1,654
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.391794	7.463263	-20.53%	435
2013	11.277381	9.391794	-16.72%	0
2012	10.986474	11.277381	2.65%	1,349
2011	12.168248	10.986474	-9.71%	1,635
2010*	10.000000	12.168248	21.68%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.395427	11.283936	-0.98%	529
2013	12.553637	11.395427	-9.23%	0
2012	10.916944	12.553637	14.99%	454
2011	10.525260	10.916944	3.72%	0
2010*	10.000000	10.525260	5.25%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.733309	10.512612	-2.06%	0
2013	11.764156	10.733309	-8.76%	0
2012	11.448981	11.764156	2.75%	2,048
2011	10.813641	11.448981	5.88%	2,035
2010*	10.000000	10.813641	8.14%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.568469	10.542878	-0.24%	764
2013	11.836776	10.568469	-10.71%	0
2012	11.343905	11.836776	4.34%	0
2011	10.810172	11.343905	4.94%	0
2010*	10.000000	10.810172	8.10%	3,350
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.194404	12.292781	0.81%	23
2013	11.822305	12.194404	3.15%	0
2012	10.602559	11.822305	11.50%	0
2011	10.516917	10.602559	0.81%	449
2010*	10.000000	10.516917	5.17%	219

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.811954	9.653065	-1.62%	74,752
2013	10.071477	9.811954	-2.58%	84,661
2012	9.753646	10.071477	3.26%	53,373
2011*	10.000000	9.753646	-2.46%	55,715
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.158260	10.332938	1.72%	691
2013	10.620779	10.158260	-4.35%	0
2012	9.933340	10.620779	6.92%	1,153
2011*	10.000000	9.933340	-0.67%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.917956	9.969946	0.52%	0
2013*	10.000000	9.917956	-0.82%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.640666	7.357571	-14.85%	0
2013	9.046853	8.640666	-4.49%	0
2012	8.297665	9.046853	9.03%	0
2011	11.124111	8.297665	-25.41%	0
2010*	10.000000	11.124111	11.24%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.679702	12.345057	-2.64%	0
2013	11.613775	12.679702	9.18%	0
2012	10.280450	11.613775	12.97%	0
2011	10.745398	10.280450	-4.33%	206
2010*	10.000000	10.745398	7.45%	3,644
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.987119	12.978563	-0.07%	0
2013	12.088529	12.987119	7.43%	3,681
2012	10.847849	12.088529	11.44%	1,142
2011	10.811515	10.847849	0.34%	0
2010*	10.000000	10.811515	8.12%	1,118
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.964622	9.577751	-3.88%	0
2013	8.875539	9.964622	12.27%	0
2012	7.871397	8.875539	12.76%	0
2011	11.041450	7.871397	-28.71%	0
2010*	10.000000	11.041450	10.41%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.576013	13.554818	7.78%	477
2013	9.650018	12.576013	30.32%	0
2012	7.408079	9.650018	30.26%	0
2011*	10.000000	7.408079	-25.92%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.389950	9.323830	-0.70%	0
2013	8.119316	9.389950	15.65%	0
2012	7.664759	8.119316	5.93%	0
2011*	10.000000	7.664759	-23.35%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.631490	3.878220	-16.26%	1,178
2013	6.457584	4.631490	-28.28%	1,178
2012	7.929441	6.457584	-18.56%	148
2011	8.911602	7.929441	-11.02%	236
2010*	10.000000	8.911602	-10.88%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.985431	26.584334	26.68%	141
2013	12.759912	20.985431	64.46%	0
2012	9.287045	12.759912	37.39%	0
2011*	10.000000	9.287045	-7.13%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.170235	15.424164	8.85%	20,902
2013	11.183360	14.170235	26.71%	8,280
2012	10.056375	11.183360	11.21%	11,575
2011	10.297806	10.056375	-2.34%	3,637
2010*	10.000000	10.297806	2.98%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.329067	14.347027	7.64%	1,340
2013	10.626319	13.329067	25.43%	0
2012	9.816594	10.626319	8.25%	0
2011*	10.000000	9.816594	-1.83%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.581725	17.111563	9.82%	1,157
2013	11.408161	15.581725	36.58%	0
2012	9.568597	11.408161	19.23%	0
2011*	10.000000	9.568597	-4.31%	290
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.153357	7.689350	-5.69%	819
2013	8.922728	8.153357	-8.62%	0
2012	8.574630	8.922728	4.06%	0
2011	10.935449	8.574630	-21.59%	0
2010*	10.000000	10.935449	9.35%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.660982	11.294262	-10.79%	0
2013	10.659360	12.660982	18.78%	1,800
2012	9.362610	10.659360	13.85%	265
2011	10.522592	9.362610	-11.02%	0
2010*	10.000000	10.522592	5.23%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	12.906460	14.231165	10.26%	0
2013	10.006924	12.906460	28.98%	0
2012	8.216268	10.006924	21.79%	0
2011*	10.000000	8.216268	-17.84%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.916649	18.018272	20.79%	0
2013	10.929908	14.916649	36.48%	0
2012	9.534055	10.929908	14.64%	0
2011*	10.000000	9.534055	-4.66%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.229417	13.639015	3.10%	0
2013	9.803734	13.229417	34.94%	840
2012	8.670282	9.803734	13.07%	283
2011*	10.000000	8.670282	-13.30%	361
ProFunds - ProFund VP International - Q/NQ
2014	11.917332	10.693640	-10.27%	0
2013	10.213193	11.917332	16.69%	0
2012	9.021992	10.213193	13.20%	239
2011	10.785430	9.021992	-16.35%	0
2010*	10.000000	10.785430	7.85%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.549930	14.367327	-1.26%	0
2013	9.821244	14.549930	48.15%	0
2012	8.398264	9.821244	16.94%	0
2011*	10.000000	8.398264	-16.02%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.251003	12.349040	0.80%	0
2013	8.463278	12.251003	44.75%	0
2012	7.049561	8.463278	20.05%	0
2011	8.861975	7.049561	-20.45%	0
2010*	10.000000	8.861975	-11.38%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.775592	18.024699	14.26%	10,780
2013	12.031360	15.775592	31.12%	13,479
2012	10.600802	12.031360	13.49%	2,644
2011	10.699632	10.600802	-0.92%	864
2010*	10.000000	10.699632	7.00%	691
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.361151	11.629061	-12.96%	0
2013	11.028021	13.361151	21.16%	0
2012	10.976061	11.028021	0.47%	1,562
2011	10.992742	10.976061	-0.15%	1,695
2010*	10.000000	10.992742	9.93%	677

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.490054	16.888973	16.56%	1,103
2013	11.273204	14.490054	28.54%	0
2012	10.321522	11.273204	9.22%	0
2011*	10.000000	10.321522	3.22%	303
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.158411	3.091430	-25.66%	0
2013	6.862703	4.158411	-39.41%	0
2012	8.224749	6.862703	-16.56%	0
2011*	10.000000	8.224749	-17.75%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.299257	12.573409	22.08%	749
2013	10.537426	10.299257	-2.26%	0
2012	9.209948	10.537426	14.41%	0
2011*	10.000000	9.209948	-7.90%	243
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.515153	3.755860	-31.90%	0
2013	4.848882	5.515153	13.74%	0
2012	5.335998	4.848882	-9.13%	2,018
2011	8.743056	5.335998	-38.97%	0
2010*	10.000000	8.743056	-12.57%	665
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.670696	14.018057	31.37%	239
2013	8.186765	10.670696	30.34%	0
2012	8.749112	8.186765	-6.43%	0
2011*	10.000000	8.749112	-12.51%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.397542	7.012116	-5.21%	0
2013	7.593047	7.397542	-2.57%	0
2012	8.942846	7.593047	-15.09%	0
2011	8.275235	8.942846	8.07%	518
2010*	10.000000	8.275235	-17.25%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.068514	5.087971	0.38%	0
2013	6.570968	5.068514	-22.87%	0
2012	8.428412	6.570968	-22.04%	0
2011	8.477823	8.428412	-0.58%	1,210
2010*	10.000000	8.477823	-15.22%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.115731	3.239993	-21.28%	0
2013	5.970407	4.115731	-31.06%	0
2012	7.529851	5.970407	-20.71%	0
2011	8.612963	7.529851	-12.58%	0
2010*	10.000000	8.612963	-13.87%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.128202	13.988720	15.34%	0
2013	9.920677	12.128202	22.25%	0
2012	9.210559	9.920677	7.71%	0
2011*	10.000000	9.210559	-7.89%	301
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.767681	11.556124	-1.80%	0
2013	10.753039	11.767681	9.44%	0
2012	9.451209	10.753039	13.77%	0
2011*	10.000000	9.451209	-5.49%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.416812	15.205800	33.19%	0
2013	14.453916	11.416812	-21.01%	0
2012	14.660039	14.453916	-1.41%	0
2011	10.460411	14.660039	40.15%	646
2010*	10.000000	10.460411	4.60%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.903243	33.033811	32.65%	0
2013	14.243363	24.903243	74.84%	2,797
2012	10.905676	14.243363	30.61%	0
2011	11.302604	10.905676	-3.51%	0
2010*	10.000000	11.302604	13.03%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.767005	1.108529	-37.27%	0
2013	3.523018	1.767005	-49.84%	0
2012	5.570129	3.523018	-36.75%	0
2011	7.329378	5.570129	-24.00%	0
2010*	10.000000	7.329378	-26.71%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.620235	14.284457	22.93%	5,359
2013	10.501749	11.620235	10.65%	5,754
2012	10.739918	10.501749	-2.22%	12,709
2011*	10.000000	10.739918	7.40%	12,451
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.949817	7.018509	0.99%	411
2013	5.509193	6.949817	26.15%	0
2012	4.542085	5.509193	21.29%	529
2011	5.980872	4.542085	-24.06%	0
2010	5.418270	5.980872	10.38%	0
2009	5.746204	5.418270	-5.71%	0
2008	10.002653	5.746204	-42.55%	573

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.471282	20.585765	-4.12%	0
2013	21.716756	21.471282	-1.13%	0
2012	20.086590	21.716756	8.12%	0
2011	24.622054	20.086590	-18.42%	0
2010	19.904697	24.622054	23.70%	96
2009	13.112149	19.904697	51.80%	5,416
2008	24.593761	13.112149	-46.69%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	28.151640	36.478546	29.58%	101
2013	18.695206	28.151640	50.58%	0
2012	14.079740	18.695206	32.78%	0
2011	13.037060	14.079740	8.00%	197
2010	12.060014	13.037060	8.10%	0
2009	10.436250	12.060014	15.56%	134
2008	12.114332	10.436250	-13.85%	176
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.291025	2.764983	-35.56%	853
2013	4.540099	4.291025	-5.49%	853
2012	4.716043	4.540099	-3.73%	4,913
2011	5.172999	4.716043	-8.83%	5,506
2010	4.903662	5.172999	5.49%	853
2009	4.501314	4.903662	8.94%	7,285
2008	9.043316	4.501314	-50.22%	2,026
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.135921	25.444998	9.98%	295
2013	18.473399	23.135921	25.24%	0
2012	17.349409	18.473399	6.48%	0
2011	15.616605	17.349409	11.10%	176
2010	13.635623	15.616605	14.53%	0
2009	11.722593	13.635623	16.32%	6,394
2008	15.670239	11.722593	-25.19%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	15.916383	18.153937	14.06%	0
2013	10.017890	15.916383	58.88%	0
2012	8.757944	10.017890	14.39%	0
2011	8.221115	8.757944	6.53%	543
2010	6.757383	8.221115	21.66%	0
2009	5.055938	6.757383	33.65%	0
2008	13.525195	5.055938	-62.62%	336

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.755110	11.787153	20.83%	268
2013	7.396898	9.755110	31.88%	0
2012	7.496615	7.396898	-1.33%	0
2011	9.192416	7.496615	-18.45%	0
2010	8.592467	9.192416	6.98%	0
2009	5.120347	8.592467	67.81%	11,723
2008	10.511203	5.120347	-51.29%	661
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.174938	20.798799	-20.54%	300
2013	21.709844	26.174938	20.57%	0
2012	21.711954	21.709844	-0.01%	0
2011	23.614574	21.711954	-8.06%	0
2010	20.312283	23.614574	16.26%	0
2009	15.018964	20.312283	35.24%	3,559
2008	28.502312	15.018964	-47.31%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	22.733554	15.685385	-31.00%	228
2013	18.791448	22.733554	20.98%	0
2012	19.167496	18.791448	-1.96%	400
2011	21.639015	19.167496	-11.42%	464
2010	17.580167	21.639015	23.09%	109
2009	11.084433	17.580167	58.60%	5,650
2008	26.775422	11.084433	-58.60%	138
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.909584	11.031396	-14.55%	0
2013	10.670614	12.909584	20.98%	0
2012	8.982396	10.670614	18.79%	0
2011	10.839081	8.982396	-17.13%	0
2010	12.440337	10.839081	-12.87%	0
2009	9.391633	12.440337	32.46%	569
2008	21.308075	9.391633	-55.92%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.121309	11.126777	9.93%	0
2013	8.125719	10.121309	24.56%	0
2012	6.783048	8.125719	19.79%	347
2011	8.164564	6.783048	-16.92%	1,257
2010	7.310787	8.164564	11.68%	0
2009	6.255647	7.310787	16.87%	13,161
2008	12.331334	6.255647	-49.27%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	12.159023	15.988603	31.50%	430
2013	15.231869	12.159023	-20.17%	0
2012	15.144302	15.231869	0.58%	148
2011	10.960792	15.144302	38.17%	190
2010	10.194637	10.960792	7.52%	8,954
2009	15.250181	10.194637	-33.15%	1,758
2008	10.783492	15.250181	41.42%	2,158
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	20.588006	25.053883	21.69%	907
2013	14.866687	20.588006	38.48%	593
2012	12.994776	14.866687	14.41%	0
2011	12.710965	12.994776	2.23%	0
2010	12.191504	12.710965	4.26%	0
2009	10.016093	12.191504	21.72%	6,887
2008	13.650849	10.016093	-26.63%	366
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.522521	25.410284	-0.44%	0
2013	17.282517	25.522521	47.68%	457
2012	14.832780	17.282517	16.52%	0
2011	17.245324	14.832780	-13.99%	0
2010	14.622491	17.245324	17.94%	0
2009	9.028555	14.622491	61.96%	9,285
2008	16.773773	9.028555	-46.17%	201
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.002363	0.765746	-23.61%	0
2013	1.829390	1.002363	-45.21%	0
2012	2.416127	1.829390	-24.28%	0
2011	3.392727	2.416127	-28.79%	1,509
2010	4.984319	3.392727	-31.93%	2,714
2009	9.222307	4.984319	-45.95%	0
2008	5.871740	9.222307	57.06%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.913889	2.869757	-26.68%	0
2013	3.477368	3.913889	12.55%	3,212
2012	3.796478	3.477368	-8.41%	0
2011	5.588954	3.796478	-32.07%	0
2010	6.564336	5.588954	-14.86%	10,519
2009	5.629529	6.564336	16.61%	0
2008	8.260802	5.629529	-31.85%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.157635	1.863378	-13.64%	0
2013	3.050697	2.157635	-29.27%	0
2012	3.827005	3.050697	-20.29%	0
2011	4.229043	3.827005	-9.51%	0
2010	5.797012	4.229043	-27.05%	0
2009	9.172562	5.797012	-36.80%	0
2008	6.987857	9.172562	31.26%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.676785	1.332313	-20.54%	0
2013	2.420304	1.676785	-30.72%	0
2012	3.046832	2.420304	-20.56%	0
2011	3.469593	3.046832	-12.18%	0
2010	4.512996	3.469593	-23.12%	0
2009	7.712988	4.512996	-41.49%	0
2008	5.335867	7.712988	44.55%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.939296	1.726162	-10.99%	0
2013	2.871955	1.939296	-32.47%	0
2012	3.593709	2.871955	-20.08%	0
2011	3.983244	3.593709	-9.78%	0
2010	5.636296	3.983244	-29.33%	0
2009	8.596713	5.636296	-34.44%	0
2008	7.060072	8.596713	21.77%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.509322	2.096148	-16.47%	2,171
2013	3.497060	2.509322	-28.24%	2,171
2012	4.314010	3.497060	-18.94%	0
2011	4.856806	4.314010	-11.18%	0
2010	5.989571	4.856806	-18.91%	0
2009	8.466267	5.989571	-29.25%	0
2008	6.226216	8.466267	35.98%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	17.883333	14.771894	-17.40%	0
2013	11.739442	17.883333	52.34%	0
2012	10.010174	11.739442	17.28%	0
2011	14.427165	10.010174	-30.62%	0
2010	12.766188	14.427165	13.01%	0
2009	10.570920	12.766188	20.77%	238
2008	16.151606	10.570920	-34.55%	196

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	22.526176	23.643570	4.96%	0
2013	16.198153	22.526176	39.07%	0
2012	13.673561	16.198153	18.46%	0
2011	13.666927	13.673561	0.05%	0
2010	10.737279	13.666927	27.28%	0
2009	8.042235	10.737279	33.51%	8,945
2008	16.179283	8.042235	-50.29%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	28.667809	31.335071	9.30%	0
2013	19.540930	28.667809	46.71%	203
2012	16.096173	19.540930	21.40%	816
2011	17.837226	16.096173	-9.76%	176
2010	13.279262	17.837226	34.32%	413
2009	8.923490	13.279262	48.81%	0
2008	20.235148	8.923490	-55.90%	200
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	34.392302	45.868251	33.37%	316
2013	19.542530	34.392302	75.99%	0
2012	14.921674	19.542530	30.97%	0
2011	15.384016	14.921674	-3.01%	0
2010	11.507367	15.384016	33.69%	0
2009	5.410377	11.507367	112.69%	574
2008	20.223161	5.410377	-73.25%	592
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.408702	25.699884	14.69%	0
2013	17.046245	22.408702	31.46%	494
2012	14.950088	17.046245	14.02%	0
2011	14.984058	14.950088	-0.23%	168
2010	12.950460	14.984058	15.70%	0
2009	8.724938	12.950460	48.43%	2,507
2008	15.383016	8.724938	-43.28%	147
Rydex Variable Trust - Nova Fund - Q/NQ
2014	18.911672	21.899864	15.80%	61
2013	12.998409	18.911672	45.49%	7,201
2012	10.889438	12.998409	19.37%	0
2011	11.282717	10.889438	-3.49%	0
2010	9.631025	11.282717	17.15%	658
2009	7.278481	9.631025	32.32%	2,736
2008	16.373980	7.278481	-55.55%	1,430

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	8.958831	7.230440	-19.29%	260
2013	17.022748	8.958831	-47.37%	260
2012	18.178369	17.022748	-6.36%	717
2011	24.544639	18.178369	-25.94%	631
2010	18.203453	24.544639	34.84%	1,526
2009	12.491302	18.203453	45.73%	5,226
2008	20.823104	12.491302	-40.01%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	15.754848	18.616895	18.17%	611
2013	15.521804	15.754848	1.50%	611
2012	13.432093	15.521804	15.56%	611
2011	13.450040	13.432093	-0.13%	324
2010	11.030549	13.450040	21.93%	877
2009	9.017817	11.030549	22.32%	10,360
2008	15.825766	9.017817	-43.02%	324
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	22.000028	23.342552	6.10%	0
2013	16.590215	22.000028	32.61%	0
2012	14.550090	16.590215	14.02%	0
2011	14.149756	14.550090	2.83%	369
2010	11.579114	14.149756	22.20%	0
2009	8.221635	11.579114	40.84%	7,231
2008	12.557141	8.221635	-34.53%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.949926	26.426540	1.84%	543
2013	16.759234	25.949926	54.84%	543
2012	14.056534	16.759234	19.23%	940
2011	16.391773	14.056534	-14.25%	309
2010	12.177091	16.391773	34.61%	591
2009	9.354237	12.177091	30.18%	827
2008	19.698843	9.354237	-52.51%	240
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	19.847688	24.159707	21.73%	0
2013	12.047058	19.847688	64.75%	0
2012	9.535307	12.047058	26.34%	0
2011	10.165822	9.535307	-6.20%	302
2010	8.297085	10.165822	22.52%	0
2009	5.804827	8.297085	42.93%	0
2008	18.570035	5.804827	-68.74%	0

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.361943	17.961849	9.78%	3,230
2013	11.856520	16.361943	38.00%	0
2012	10.716185	11.856520	10.64%	0
2011	11.094285	10.716185	-3.41%	258
2010	9.086490	11.094285	22.10%	207
2009	6.319804	9.086490	43.78%	2,120
2008	10.755793	6.319804	-41.24%	2,069
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	16.660237	18.049095	8.34%	8,193
2013	11.744785	16.660237	41.85%	13,593
2012	9.840642	11.744785	19.35%	7,712
2011	10.406803	9.840642	-5.44%	6,862
2010	8.857466	10.406803	17.49%	0
2009	5.996934	8.857466	47.70%	1,768
2008	11.961744	5.996934	-49.87%	1,954
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	22.059334	21.206344	-3.87%	0
2013	16.851775	22.059334	30.90%	1,308
2012	14.870908	16.851775	13.32%	0
2011	15.328916	14.870908	-2.99%	176
2010	11.839994	15.328916	29.47%	0
2009	7.731860	11.839994	53.13%	2,036
2008	12.400701	7.731860	-37.65%	275
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.133193	17.855417	4.22%	0
2013	12.919518	17.133193	32.61%	0
2012	11.309863	12.919518	14.23%	0
2011	12.473546	11.309863	-9.33%	0
2010	10.633013	12.473546	17.31%	0
2009	7.013692	10.633013	51.60%	1,641
2008	12.742631	7.013692	-44.96%	114
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	18.778853	18.337391	-2.35%	0
2013	13.609089	18.778853	37.99%	0
2012	12.600665	13.609089	8.00%	0
2011	12.465096	12.600665	1.09%	0
2010	10.179260	12.465096	22.46%	183
2009	7.781018	10.179260	30.82%	138
2008	12.132400	7.781018	-35.87%	1,692

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.480884	16.304778	-1.07%	0
2013	11.816450	16.480884	39.47%	0
2012	10.052712	11.816450	17.54%	248
2011	11.367784	10.052712	-11.57%	220
2010	9.305474	11.367784	22.16%	0
2009	5.872688	9.305474	58.45%	155
2008	10.644713	5.872688	-44.83%	2,098
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	4.987828	5.987563	20.04%	0
2013	5.264161	4.987828	-5.25%	0
2012	5.752554	5.264161	-8.49%	0
2011	6.152758	5.752554	-6.50%	0
2010	6.598138	6.152758	-6.75%	1,184
2009	8.028528	6.598138	-17.82%	0
2008	7.788502	8.028528	3.08%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.865991	18.158680	7.66%	0
2013	12.756620	16.865991	32.21%	0
2012	11.666272	12.756620	9.35%	0
2011	13.156930	11.666272	-11.33%	0
2010	12.026099	13.156930	9.40%	0
2009	7.914644	12.026099	51.95%	8,112
2008	14.848504	7.914644	-46.70%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	12.074592	12.099181	0.20%	0
2013	10.526729	12.074592	14.70%	0
2012	10.281067	10.526729	2.39%	0
2011	12.299508	10.281067	-16.41%	0
2010	10.999173	12.299508	11.82%	0
2009	8.753176	10.999173	25.66%	0
2008	16.399349	8.753176	-46.62%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	20.730347	24.858955	19.92%	0
2013	14.092438	20.730347	47.10%	623
2012	12.274059	14.092438	14.81%	245
2011	14.141381	12.274059	-13.20%	0
2010	11.666002	14.141381	21.22%	0
2009	10.177492	11.666002	14.63%	0
2008	13.945240	10.177492	-27.02%	344

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	17.507932	21.010655	20.01%	365
2013	15.779078	17.507932	10.96%	0
2012	15.981182	15.779078	-1.26%	0
2011	14.072618	15.981182	13.56%	199
2010	13.483198	14.072618	4.37%	0
2009	12.133604	13.483198	11.12%	0
2008	17.644166	12.133604	-31.23%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.202123	7.016574	-23.75%	0
2013	9.696576	9.202123	-5.10%	0
2012	9.853483	9.696576	-1.59%	0
2011	10.476052	9.853483	-5.94%	0
2010	11.365576	10.476052	-7.83%	224
2009	10.917948	11.365576	4.10%	0
2008	12.739778	10.917948	-14.30%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.039485	9.938292	-1.01%	0
2013*	10.000000	10.039485	0.39%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.504440	10.554047	0.47%	426
2013	11.789661	10.504440	-10.90%	400
2012	10.242986	11.789661	15.10%	400
2011*	10.000000	10.242986	2.43%	450
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.535600	5.36%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.473339	11.643883	11.18%	0
2013	10.450160	10.473339	0.22%	0
2012	8.235926	10.450160	26.89%	0
2011*	10.000000	8.235926	-17.64%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.074352	11.029946	-0.40%	0
2013	9.797389	11.074352	13.03%	0
2012	8.824990	9.797389	11.02%	0
2011*	10.000000	8.824990	-11.75%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.324128	6.575435	-21.01%	7,788
2013	7.712078	8.324128	7.94%	8,820
2012	7.639480	7.712078	0.95%	12,996
2011*	10.000000	7.639480	-23.61%	9,392

Additional Contract Options Elected Total - 2.35%
Variable account charges of the daily net assets of the variable account - 2.35%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.683418	9.355008	-3.39%	0
2013	9.439772	9.683418	2.58%	0
2012	9.540487	9.439772	-1.06%	0
2011*	10.000000	9.540487	-4.60%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.321637	11.835523	4.54%	0
2013	9.976508	11.321637	13.48%	0
2012	9.016397	9.976508	10.65%	0
2011*	10.000000	9.016397	-9.84%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.353132	11.308183	9.22%	0
2013*	10.000000	10.353132	3.53%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.886106	9.967229	0.82%	0
2013	11.067736	9.886106	-10.68%	0
2012	10.560557	11.067736	4.80%	0
2011*	10.000000	10.560557	5.61%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	18.287416	20.080254	9.80%	0
2013	13.795169	18.287416	32.56%	0
2012	12.318899	13.795169	11.98%	0
2011	12.240492	12.318899	0.64%	0
2010	10.986935	12.240492	11.41%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	19.198157	21.188343	10.37%	0
2013	14.932413	19.198157	28.57%	0
2012	13.354016	14.932413	11.82%	0
2011	13.544329	13.354016	-1.41%	0
2010	12.234856	13.544329	10.70%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.401327	11.337178	-0.56%	0
2013*	10.000000	11.401327	14.01%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.882211	11.821097	-0.51%	0
2013	10.640425	11.882211	11.67%	4,300
2012	9.914525	10.640425	7.32%	0
2011	10.541558	9.914525	-5.95%	0
2010*	10.000000	10.541558	5.42%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.386880	6.792980	-19.00%	0
2013	9.576811	8.386880	-12.43%	0
2012	10.022891	9.576811	-4.45%	0
2011	11.756175	10.022891	-14.74%	0
2010*	10.000000	11.756175	17.56%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.105416	-8.95%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.263324	12.63%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.564058	10.299614	-2.50%	0
2013	10.412851	10.564058	1.45%	0
2012*	10.000000	10.412851	4.13%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.808300	8.08%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.133686	11.468305	3.01%	0
2013	9.890304	11.133686	12.57%	0
2012	9.029306	9.890304	9.54%	0
2011*	10.000000	9.029306	-9.71%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.514191	13.565472	0.38%	0
2013	11.187089	13.514191	20.80%	0
2012	9.938900	11.187089	12.56%	0
2011	10.342294	9.938900	-3.90%	0
2010*	10.000000	10.342294	3.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.473890	10.694359	2.10%	2,727
2013*	10.000000	10.473890	4.74%	2,727
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.342082	11.701783	3.17%	0
2013*	10.000000	11.342082	13.42%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.250330	10.399032	1.45%	0
2013*	10.000000	10.250330	2.50%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.415161	11.527947	0.99%	3,707
2013	9.475291	11.415161	20.47%	3,801
2012	8.538482	9.475291	10.97%	3,933
2011	9.437021	8.538482	-9.52%	3,994
2010	8.397839	9.437021	12.37%	4,193
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.569226	10.604355	0.33%	2,168
2013	9.119358	10.569226	15.90%	2,223
2012	8.312080	9.119358	9.71%	2,262
2011	8.890398	8.312080	-6.50%	2,319
2010	8.007770	8.890398	11.02%	2,490

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.387473	10.320645	-0.64%	406
2013	9.660786	10.387473	7.52%	416
2012	8.935020	9.660786	8.12%	424
2011	9.179666	8.935020	-2.67%	434
2010	8.474272	9.179666	8.32%	439
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.632760	7.255859	9.39%	0
2013	6.624359	6.632760	0.13%	0
2012	7.644232	6.624359	-13.34%	0
2011	8.571275	7.644232	-10.82%	0
2010	9.103930	8.571275	-5.85%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	15.433886	15.484465	0.33%	183
2013	13.462961	15.433886	14.64%	183
2012	13.209508	13.462961	1.92%	2,154
2011	14.484207	13.209508	-8.80%	183
2010	13.344380	14.484207	8.54%	183
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.223340	8.399964	2.15%	0
2013	8.288520	8.223340	-0.79%	0
2012	8.308002	8.288520	-0.23%	0
2011	8.233398	8.308002	0.91%	0
2010	7.944667	8.233398	3.63%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.086984	10.079311	-0.08%	2,147
2013*	10.000000	10.086984	0.87%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.046388	10.329758	2.82%	0
2013*	10.000000	10.046388	0.46%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.991354	10.308391	3.17%	5,212
2013*	10.000000	9.991354	-0.09%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.332658	12.327421	-7.54%	0
2013	10.916766	13.332658	22.13%	0
2012	9.385942	10.916766	16.31%	0
2011	10.363102	9.385942	-9.43%	0
2010*	10.000000	10.363102	3.63%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.769345	9.092653	-6.93%	0
2013*	10.000000	9.769345	-2.31%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.943110	9.557970	-3.87%	0
2013*	10.000000	9.943110	-0.57%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.618055	10.803397	1.75%	0
2013	10.022920	10.618055	5.94%	0
2012	9.399217	10.022920	6.64%	0
2011*	10.000000	9.399217	-6.01%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.725927	12.708203	8.38%	0
2013*	10.000000	11.725927	17.26%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.580251	12.891059	2.47%	0
2013	10.455049	12.580251	20.33%	0
2012	9.257723	10.455049	12.93%	0
2011*	10.000000	9.257723	-7.42%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.769501	-2.30%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.158066	1.58%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.685540	11.761889	0.65%	0
2013*	10.000000	11.685540	16.86%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.422538	11.355615	-0.59%	0
2013*	10.000000	11.422538	14.23%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.958734	14.236352	1.99%	0
2013	11.045973	13.958734	26.37%	0
2012	9.744197	11.045973	13.36%	0
2011	10.663563	9.744197	-8.62%	0
2010*	10.000000	10.663563	6.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.140244	12.358074	1.79%	0
2013	10.848605	12.140244	11.91%	0
2012	10.008917	10.848605	8.39%	0
2011	10.394321	10.008917	-3.71%	0
2010*	10.000000	10.394321	3.94%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	13.002293	13.286346	2.18%	0
2013	10.987546	13.002293	18.34%	0
2012	9.906793	10.987546	10.91%	0
2011	10.512360	9.906793	-5.76%	0
2010*	10.000000	10.512360	5.12%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.859752	10.952760	0.86%	0
2013	10.603730	10.859752	2.41%	0
2012	10.107208	10.603730	4.91%	0
2011	10.211064	10.107208	-1.02%	0
2010*	10.000000	10.211064	2.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.265632	10.245696	-0.19%	0
2013*	10.000000	10.265632	2.66%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.337546	10.191679	-1.41%	0
2013*	10.000000	10.337546	3.38%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.557228	12.815954	2.06%	347
2013	10.921409	12.557228	14.98%	347
2012	9.958696	10.921409	9.67%	0
2011	10.446750	9.958696	-4.67%	0
2010*	10.000000	10.446750	4.47%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.349742	13.623699	2.05%	0
2013	11.005993	13.349742	21.30%	0
2012	9.841742	11.005993	11.83%	0
2011	10.577426	9.841742	-6.96%	0
2010*	10.000000	10.577426	5.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.726795	11.912572	1.58%	0
2013	10.801218	11.726795	8.57%	0
2012	10.057308	10.801218	7.40%	0
2011	10.332009	10.057308	-2.66%	0
2010*	10.000000	10.332009	3.32%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.179865	10.420563	2.36%	0
2013	10.648379	10.179865	-4.40%	0
2012	10.185848	10.648379	4.54%	0
2011*	10.000000	10.185848	1.86%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.583506	-4.16%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.671618	-3.28%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.164119	1.64%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.088148	0.88%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.274271	2.74%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.178161	1.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.254413	2.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.083050	0.83%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.244872	10.244545	0.00%	0
2013*	10.000000	10.244872	2.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.309621	10.236624	-0.71%	0
2013*	10.000000	10.309621	3.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.241942	2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.245276	2.45%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.173371	1.73%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.061967	8.844481	-2.40%	774
2013	9.284805	9.061967	-2.40%	5,955
2012	9.513748	9.284805	-2.41%	442
2011	9.747033	9.513748	-2.39%	32,961
2010	9.986698	9.747033	-2.40%	361
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.507830	9.640038	1.39%	0
2013*	10.000000	9.507830	-4.92%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	13.010212	12.526227	-3.72%	0
2013	11.009511	13.010212	18.17%	0
2012	9.765239	11.009511	12.74%	0
2011	11.070358	9.765239	-11.79%	0
2010*	10.000000	11.070358	10.70%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.941116	-10.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	15.020551	16.147824	7.50%	0
2013	11.449498	15.020551	31.19%	0
2012	10.101304	11.449498	13.35%	0
2011	10.694897	10.101304	-5.55%	0
2010*	10.000000	10.694897	6.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.133333	15.207105	7.60%	0
2013	10.724252	14.133333	31.79%	0
2012	9.344702	10.724252	14.76%	0
2011	10.195214	9.344702	-8.34%	0
2010*	10.000000	10.195214	1.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.738689	15.932288	1.23%	0
2013	11.634047	15.738689	35.28%	0
2012	10.398053	11.634047	11.89%	0
2011	11.149529	10.398053	-6.74%	0
2010*	10.000000	11.149529	11.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.347784	17.529003	14.21%	0
2013	11.589951	15.347784	32.42%	0
2012	10.207170	11.589951	13.55%	0
2011	10.706206	10.207170	-4.66%	0
2010*	10.000000	10.706206	7.06%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.957093	9.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.664646	6.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.346877	3.47%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.808615	8.09%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.251019	11.612043	25.52%	0
2013*	10.000000	9.251019	-7.49%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.754921	9.567835	-1.92%	0
2013	9.984274	9.754921	-2.30%	0
2012	9.882221	9.984274	1.03%	0
2011*	10.000000	9.882221	-1.18%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.118071	9.845981	-2.69%	0
2013*	10.000000	10.118071	1.18%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.592921	9.493962	-1.03%	0
2013*	10.000000	9.592921	-4.07%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.706364	10.187697	4.96%	0
2013	9.570140	9.706364	1.42%	0
2012*	10.000000	9.570140	-4.30%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.365286	10.007647	-3.45%	4,154
2013	10.152875	10.365286	2.09%	0
2012*	10.000000	10.152875	1.53%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.344416	11.299776	-0.39%	0
2013*	10.000000	11.344416	13.44%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.361804	10.159107	-1.96%	0
2013	10.605015	10.361804	-2.29%	0
2012	9.464900	10.605015	12.05%	0
2011*	10.000000	9.464900	-5.35%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.374201	7.445455	-20.58%	0
2013	11.262019	9.374201	-16.76%	3,127
2012	10.977139	11.262019	2.60%	2,285
2011	12.164122	10.977139	-9.76%	0
2010*	10.000000	12.164122	21.64%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.374059	11.257006	-1.03%	0
2013	12.536518	11.374059	-9.27%	0
2012	10.907666	12.536518	14.93%	1,058
2011	10.521688	10.907666	3.67%	0
2010*	10.000000	10.521688	5.22%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.713143	10.487496	-2.11%	0
2013	11.748077	10.713143	-8.81%	0
2012	11.439204	11.748077	2.70%	0
2011	10.809926	11.439204	5.82%	0
2010*	10.000000	10.809926	8.10%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.548669	10.517738	-0.29%	0
2013	11.820656	10.548669	-10.76%	0
2012	11.334271	11.820656	4.29%	0
2011	10.806504	11.334271	4.88%	0
2010*	10.000000	10.806504	8.07%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.171544	12.263458	0.76%	0
2013	11.806191	12.171544	3.09%	0
2012	10.593548	11.806191	11.45%	0
2011	10.513348	10.593548	0.76%	0
2010*	10.000000	10.513348	5.13%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.798517	9.634915	-1.67%	0
2013	10.062833	9.798517	-2.63%	6,932
2012	9.750283	10.062833	3.21%	10,349
2011*	10.000000	9.750283	-2.50%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.144395	10.313549	1.67%	0
2013	10.611719	10.144395	-4.40%	0
2012	9.929965	10.611719	6.87%	0
2011*	10.000000	9.929965	-0.70%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.917256	9.964137	0.47%	0
2013*	10.000000	9.917256	-0.83%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.624451	7.339994	-14.89%	0
2013	9.034507	8.624451	-4.54%	0
2012	8.290598	9.034507	8.97%	0
2011	11.120338	8.290598	-25.45%	0
2010*	10.000000	11.120338	11.20%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.655903	12.315585	-2.69%	0
2013	11.597899	12.655903	9.12%	0
2012	10.271664	11.597899	12.91%	0
2011	10.741702	10.271664	-4.38%	0
2010*	10.000000	10.741702	7.42%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.962786	12.947619	-0.12%	0
2013	12.072062	12.962786	7.38%	0
2012	10.838624	12.072062	11.38%	0
2011	10.807842	10.838624	0.28%	0
2010*	10.000000	10.807842	8.08%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.945934	9.554893	-3.93%	0
2013	8.863425	9.945934	12.21%	0
2012	7.864694	8.863425	12.70%	0
2011	11.037697	7.864694	-28.75%	0
2010*	10.000000	11.037697	10.38%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.558858	13.529395	7.73%	0
2013	9.641789	12.558858	30.25%	0
2012	7.405558	9.641789	30.20%	0
2011*	10.000000	7.405558	-25.94%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.377141	9.306343	-0.76%	0
2013	8.112390	9.377141	15.59%	0
2012	7.662152	8.112390	5.88%	0
2011*	10.000000	7.662152	-23.38%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.622800	3.868966	-16.31%	0
2013	6.448782	4.622800	-28.32%	0
2012	7.922710	6.448782	-18.60%	0
2011	8.908577	7.922710	-11.07%	0
2010*	10.000000	8.908577	-10.91%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.956822	26.534508	26.62%	0
2013	12.749037	20.956822	64.38%	0
2012	9.283892	12.749037	37.32%	0
2011*	10.000000	9.283892	-7.16%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.143660	15.387367	8.79%	0
2013	11.168098	14.143660	26.64%	0
2012	10.047810	11.168098	11.15%	0
2011	10.294298	10.047810	-2.39%	0
2010*	10.000000	10.294298	2.94%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.310883	14.320124	7.58%	0
2013	10.617254	13.310883	25.37%	0
2012	9.813252	10.617254	8.19%	1,279
2011*	10.000000	9.813252	-1.87%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.560457	17.079456	9.76%	0
2013	11.398426	15.560457	36.51%	0
2012	9.565352	11.398426	19.16%	1,203
2011*	10.000000	9.565352	-4.35%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.138043	7.670975	-5.74%	0
2013	8.910534	8.138043	-8.67%	0
2012	8.567319	8.910534	4.01%	0
2011	10.931727	8.567319	-21.63%	0
2010*	10.000000	10.931727	9.32%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.637249	11.267309	-10.84%	0
2013	10.644826	12.637249	18.72%	0
2012	9.354644	10.644826	13.79%	0
2011	10.519020	9.354644	-11.07%	0
2010*	10.000000	10.519020	5.19%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.888832	14.204446	10.21%	0
2013	9.998374	12.888832	28.91%	0
2012	8.213464	9.998374	21.73%	0
2011*	10.000000	8.213464	-17.87%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.896323	17.984520	20.73%	0
2013	10.920596	14.896323	36.41%	0
2012	9.530812	10.920596	14.58%	0
2011*	10.000000	9.530812	-4.69%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.211368	13.613436	3.04%	0
2013	9.795368	13.211368	34.87%	0
2012	8.667326	9.795368	13.01%	0
2011*	10.000000	8.667326	-13.33%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	11.895007	10.668144	-10.31%	0
2013	10.199272	11.895007	16.63%	0
2012	9.014314	10.199272	13.15%	0
2011	10.781765	9.014314	-16.39%	0
2010*	10.000000	10.781765	7.82%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.530077	14.340369	-1.31%	0
2013	9.812864	14.530077	48.07%	0
2012	8.395403	9.812864	16.88%	0
2011*	10.000000	8.395403	-16.05%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.228019	12.319565	0.75%	0
2013	8.451733	12.228019	44.68%	0
2012	7.043557	8.451733	19.99%	0
2011	8.858963	7.043557	-20.49%	0
2010*	10.000000	8.858963	-11.41%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.746008	17.981683	14.20%	0
2013	12.014955	15.746008	31.05%	809
2012	10.591778	12.014955	13.44%	0
2011	10.695995	10.591778	-0.97%	0
2010*	10.000000	10.695995	6.96%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.336099	11.601305	-13.01%	0
2013	11.012987	13.336099	21.09%	0
2012	10.966726	11.012987	0.42%	0
2011	10.989017	10.966726	-0.20%	0
2010*	10.000000	10.989017	9.89%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.470295	16.857310	16.50%	0
2013	11.263596	14.470295	28.47%	0
2012	10.318017	11.263596	9.16%	0
2011*	10.000000	10.318017	3.18%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.152730	3.085627	-25.70%	0
2013	6.856850	4.152730	-39.44%	0
2012	8.221953	6.856850	-16.60%	0
2011*	10.000000	8.221953	-17.78%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.285215	12.549839	22.02%	0
2013	10.528453	10.285215	-2.31%	0
2012	9.206819	10.528453	14.35%	0
2011*	10.000000	9.206819	-7.93%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.504794	3.746881	-31.93%	0
2013	4.842252	5.504794	13.68%	0
2012	5.331441	4.842252	-9.18%	0
2011	8.740078	5.331441	-39.00%	0
2010*	10.000000	8.740078	-12.60%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.656107	13.991737	31.30%	0
2013	8.179766	10.656107	30.27%	0
2012	8.746133	8.179766	-6.48%	0
2011*	10.000000	8.746133	-12.54%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.383678	6.995388	-5.26%	0
2013	7.582698	7.383678	-2.62%	0
2012	8.935252	7.582698	-15.14%	0
2011	8.272424	8.935252	8.01%	0
2010*	10.000000	8.272424	-17.28%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.059005	5.075840	0.33%	0
2013	6.562009	5.059005	-22.90%	0
2012	8.421251	6.562009	-22.08%	0
2011	8.474940	8.421251	-0.63%	0
2010*	10.000000	8.474940	-15.25%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.108017	3.232263	-21.32%	0
2013	5.962271	4.108017	-31.10%	0
2012	7.523457	5.962271	-20.75%	0
2011	8.610037	7.523457	-12.62%	0
2010*	10.000000	8.610037	-13.90%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.111642	13.962463	15.28%	0
2013	9.912205	12.111642	22.19%	0
2012	9.207426	9.912205	7.65%	0
2011*	10.000000	9.207426	-7.93%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.751634	11.534452	-1.85%	0
2013	10.743874	11.751634	9.38%	0
2012	9.447997	10.743874	13.72%	0
2011*	10.000000	9.447997	-5.52%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.395423	15.169556	33.12%	0
2013	14.434219	11.395423	-21.05%	0
2012	14.647584	14.434219	-1.46%	0
2011	10.456858	14.647584	40.08%	0
2010*	10.000000	10.456858	4.57%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.856621	32.955113	32.58%	0
2013	14.223969	24.856621	74.75%	512
2012	10.896419	14.223969	30.54%	0
2011	11.298775	10.896419	-3.56%	0
2010*	10.000000	11.298775	12.99%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.763689	1.105882	-37.30%	0
2013	3.518207	1.763689	-49.87%	0
2012	5.565387	3.518207	-36.78%	0
2011	7.326883	5.565387	-24.04%	0
2010*	10.000000	7.326883	-26.73%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.604387	14.257677	22.86%	0
2013	10.492806	11.604387	10.59%	0
2012	10.736275	10.492806	-2.27%	0
2011*	10.000000	10.736275	7.36%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	6.912040	6.976785	0.94%	307
2013	5.482057	6.912040	26.08%	315
2012	4.522032	5.482057	21.23%	321
2011	5.957523	4.522032	-24.10%	0
2010	5.399884	5.957523	10.33%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	21.354729	20.463525	-4.17%	36
2013	21.609943	21.354729	-1.18%	37
2012	19.998066	21.609943	8.06%	38
2011	24.526086	19.998066	-18.46%	0
2010	19.837262	24.526086	23.64%	83
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	27.998821	36.261968	29.51%	464
2013	18.603232	27.998821	50.51%	466
2012	14.017670	18.603232	32.71%	87
2011	12.986230	14.017670	7.94%	0
2010	12.019151	12.986230	8.05%	142

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	4.272908	2.751896	-35.60%	464
2013	4.523253	4.272908	-5.53%	464
2012	4.700959	4.523253	-3.78%	464
2011	5.159094	4.700959	-8.88%	464
2010	4.892985	5.159094	5.44%	464
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	23.010391	25.293995	9.92%	126
2013	18.382576	23.010391	25.18%	129
2012	17.272979	18.382576	6.42%	131
2011	15.555754	17.272979	11.04%	91
2010	13.589439	15.555754	14.47%	103
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	15.837841	18.055108	14.00%	932
2013	9.973561	15.837841	58.80%	768
2012	8.723677	9.973561	14.33%	768
2011	8.193129	8.723677	6.48%	768
2010	6.737820	8.193129	21.60%	635
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	9.702144	11.717158	20.77%	0
2013	7.360505	9.702144	31.81%	0
2012	7.463562	7.360505	-1.38%	0
2011	9.156569	7.463562	-18.49%	0
2010	8.563350	9.156569	6.93%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	26.032827	20.675261	-20.58%	103
2013	21.603037	26.032827	20.51%	104
2012	21.616239	21.603037	-0.06%	105
2011	23.522499	21.616239	-8.10%	99
2010	20.243440	23.522499	16.20%	66
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	22.610097	15.592193	-31.04%	0
2013	18.698968	22.610097	20.92%	0
2012	19.082973	18.698968	-2.01%	0
2011	21.554618	19.082973	-11.47%	0
2010	17.520559	21.554618	23.02%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	12.839482	10.965867	-14.59%	0
2013	10.618101	12.839482	20.92%	0
2012	8.942777	10.618101	18.73%	0
2011	10.796791	8.942777	-17.17%	0
2010	12.398133	10.796791	-12.92%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	10.066321	11.060654	9.88%	208
2013	8.085711	10.066321	24.50%	213
2012	6.753123	8.085711	19.73%	217
2011	8.132703	6.753123	-16.96%	0
2010	7.285987	8.132703	11.62%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	12.092770	15.893330	31.43%	1,028
2013	15.156634	12.092770	-20.21%	177
2012	15.077230	15.156634	0.53%	178
2011	10.917821	15.077230	38.10%	186
2010	10.159864	10.917821	7.46%	188
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	20.476295	24.905187	21.63%	363
2013	14.793590	20.476295	38.41%	366
2012	12.937517	14.793590	14.35%	111
2011	12.661426	12.937517	2.18%	0
2010	12.150199	12.661426	4.21%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	25.384033	25.259465	-0.49%	0
2013	17.197538	25.384033	47.60%	0
2012	14.767434	17.197538	16.46%	0
2011	17.178127	14.767434	-14.03%	0
2010	14.572957	17.178127	17.88%	50
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	0.997412	0.761573	-23.65%	0
2013	1.821293	0.997412	-45.24%	0
2012	2.406678	1.821293	-24.32%	0
2011	3.381175	2.406678	-28.82%	0
2010	4.969886	3.381175	-31.97%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	3.892644	2.852718	-26.72%	0
2013	3.460267	3.892644	12.50%	0
2012	3.779744	3.460267	-8.45%	0
2011	5.567154	3.779744	-32.11%	0
2010	6.542083	5.567154	-14.90%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.146980	1.853227	-13.68%	0
2013	3.037198	2.146980	-29.31%	0
2012	3.812027	3.037198	-20.33%	0
2011	4.214652	3.812027	-9.55%	0
2010	5.780234	4.214652	-27.09%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	1.667663	1.324394	-20.58%	0
2013	2.408382	1.667663	-30.76%	0
2012	3.033385	2.408382	-20.60%	0
2011	3.456041	3.033385	-12.23%	0
2010	4.497690	3.456041	-23.16%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	1.929709	1.716743	-11.04%	0
2013	2.859230	1.929709	-32.51%	0
2012	3.579632	2.859230	-20.13%	0
2011	3.969677	3.579632	-9.83%	0
2010	5.619985	3.969677	-29.36%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	2.495697	2.083711	-16.51%	106
2013	3.479846	2.495697	-28.28%	106
2012	4.294989	3.479846	-18.98%	10,641
2011	4.837856	4.294989	-11.22%	106
2010	5.969255	4.837856	-18.95%	106
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	17.786209	14.684127	-17.44%	0
2013	11.681662	17.786209	52.26%	0
2012	9.966025	11.681662	17.21%	0
2011	14.370912	9.966025	-30.65%	0
2010	12.722913	14.370912	12.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	22.403942	23.503236	4.91%	51
2013	16.118503	22.403942	39.00%	52
2012	13.613298	16.118503	18.40%	53
2011	13.613638	13.613298	0.00%	0
2010	10.700886	13.613638	27.22%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	28.512188	31.149025	9.25%	0
2013	19.444797	28.512188	46.63%	0
2012	16.025210	19.444797	21.34%	0
2011	17.767692	16.025210	-9.81%	90
2010	13.234265	17.767692	34.26%	215
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	34.205643	45.595988	33.30%	306
2013	19.446400	34.205643	75.90%	0
2012	14.855897	19.446400	30.90%	0
2011	15.324040	14.855897	-3.05%	0
2010	11.468361	15.324040	33.62%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	22.287134	25.547382	14.63%	0
2013	16.962449	22.287134	31.39%	0
2012	14.884230	16.962449	13.96%	0
2011	14.925674	14.884230	-0.28%	0
2010	12.906593	14.925674	15.64%	131
Rydex Variable Trust - Nova Fund - Q/NQ
2014	18.809007	21.769824	15.74%	251
2013	12.934457	18.809007	45.42%	2,665
2012	10.841421	12.934457	19.31%	262
2011	11.238707	10.841421	-3.53%	137
2010	9.598368	11.238707	17.09%	256
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	8.910175	7.187479	-19.33%	210
2013	16.938990	8.910175	-47.40%	212
2012	18.098216	16.938990	-6.41%	213
2011	24.448928	18.098216	-25.98%	194
2010	18.141747	24.448928	34.77%	243
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	15.669353	18.506390	18.11%	0
2013	15.445479	15.669353	1.45%	0
2012	13.372906	15.445479	15.50%	0
2011	13.397624	13.372906	-0.18%	0
2010	10.993172	13.397624	21.87%	137
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	21.880664	23.204013	6.05%	0
2013	16.508637	21.880664	32.54%	0
2012	14.485978	16.508637	13.96%	0
2011	14.094598	14.485978	2.78%	51
2010	11.539884	14.094598	22.14%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	25.809044	26.269609	1.78%	1,008
2013	16.676773	25.809044	54.76%	445
2012	13.994551	16.676773	19.17%	447
2011	16.327847	13.994551	-14.29%	449
2010	12.135808	16.327847	34.54%	405
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	19.739973	24.016295	21.66%	581
2013	11.987810	19.739973	64.67%	0
2012	9.493277	11.987810	26.28%	0
2011	10.126179	9.493277	-6.25%	0
2010	8.268953	10.126179	22.46%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	16.281117	17.863965	9.72%	0
2013	11.803982	16.281117	37.93%	0
2012	10.674181	11.803982	10.58%	0
2011	11.056455	10.674181	-3.46%	0
2010	9.060142	11.056455	22.03%	79
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	16.578012	17.950821	8.28%	0
2013	11.692796	16.578012	41.78%	740
2012	9.802105	11.692796	19.29%	0
2011	10.371355	9.802105	-5.49%	0
2010	8.831814	10.371355	17.43%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	21.950402	21.090808	-3.92%	0
2013	16.777145	21.950402	30.84%	0
2012	14.812644	16.777145	13.26%	0
2011	15.276668	14.812644	-3.04%	0
2010	11.805686	15.276668	29.40%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	17.048683	17.758238	4.16%	0
2013	12.862373	17.048683	32.55%	0
2012	11.265605	12.862373	14.17%	0
2011	12.431089	11.265605	-9.38%	0
2010	10.602240	12.431089	17.25%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	18.686113	18.237482	-2.40%	0
2013	13.548811	18.686113	37.92%	0
2012	12.551286	13.548811	7.95%	0
2011	12.422597	12.551286	1.04%	0
2010	10.149747	12.422597	22.39%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	16.399493	16.215936	-1.12%	0
2013	11.764106	16.399493	39.40%	0
2012	10.013314	11.764106	17.48%	0
2011	11.329026	10.013314	-11.61%	0
2010	9.278496	11.329026	22.10%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	4.966821	5.959296	19.98%	2,030
2013	5.244667	4.966821	-5.30%	0
2012	5.734182	5.244667	-8.54%	0
2011	6.136245	5.734182	-6.55%	0
2010	6.583808	6.136245	-6.80%	0

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	16.774482	18.050902	7.61%	0
2013	12.693898	16.774482	32.15%	0
2012	11.614868	12.693898	9.29%	0
2011	13.105646	11.614868	-11.38%	60
2010	11.985357	13.105646	9.35%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	12.009062	12.027360	0.15%	0
2013	10.474958	12.009062	14.65%	0
2012	10.235750	10.474958	2.34%	0
2011	12.251562	10.235750	-16.45%	0
2010	10.961909	12.251562	11.76%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	20.617770	24.711309	19.85%	0
2013	14.023080	20.617770	47.03%	0
2012	12.219918	14.023080	14.76%	0
2011	14.086214	12.219918	-13.25%	0
2010	11.626446	14.086214	21.16%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	17.412923	20.885956	19.95%	46
2013	15.701504	17.412923	10.90%	47
2012	15.910774	15.701504	-1.32%	48
2011	14.017778	15.910774	13.50%	51
2010	13.437528	14.017778	4.32%	56
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.163333	6.983409	-23.79%	0
2013	9.660656	9.163333	-5.15%	0
2012	9.822018	9.660656	-1.64%	0
2011	10.447943	9.822018	-5.99%	0
2010	11.340894	10.447943	-7.87%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.038778	9.932491	-1.06%	5,358
2013*	10.000000	10.038778	0.39%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.490115	10.534261	0.42%	0
2013	11.779613	10.490115	-10.95%	0
2012	10.239514	11.779613	15.04%	0
2011*	10.000000	10.239514	2.40%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.531993	5.32%	2,086

Additional Contract Options Elected Total - 2.40%
Variable account charges of the daily net assets of the variable account - 2.40%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.459010	11.622002	11.12%	1,909
2013	10.441218	10.459010	0.17%	0
2012	8.233121	10.441218	26.82%	0
2011*	10.000000	8.233121	-17.67%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.059241	11.009257	-0.45%	0
2013	9.789030	11.059241	12.98%	0
2012	8.821991	9.789030	10.96%	0
2011*	10.000000	8.821991	-11.78%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.312752	6.563085	-21.05%	0
2013	7.705481	8.312752	7.88%	3,025
2012	7.636867	7.705481	0.90%	1,781
2011*	10.000000	7.636867	-23.63%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.670188	9.337441	-3.44%	0
2013	9.431707	9.670188	2.53%	0
2012	9.537244	9.431707	-1.11%	0
2011*	10.000000	9.537244	-4.63%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.306165	11.813304	4.49%	0
2013	9.967980	11.306165	13.42%	0
2012	9.013328	9.967980	10.59%	0
2011*	10.000000	9.013328	-9.87%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.352404	11.301598	9.17%	0
2013*	10.000000	10.352404	3.52%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.872594	9.948507	0.77%	6,221
2013	11.058275	9.872594	-10.72%	6,290
2012	10.556962	11.058275	4.75%	7,715
2011*	10.000000	10.556962	5.57%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	13.217510	14.505882	9.75%	691
2013	9.975772	13.217510	32.50%	801
2012	8.912809	9.975772	11.93%	801
2011	8.860607	8.912809	0.59%	0
2010	7.957258	8.860607	11.35%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	13.685837	15.096845	10.31%	4,918
2013	10.650355	13.685837	28.50%	5,779
2012	9.529475	10.650355	11.76%	3,663
2011	9.670228	9.529475	-1.46%	0
2010	8.739779	9.670228	10.65%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.397425	11.327485	-0.61%	738
2013*	10.000000	11.397425	13.97%	262
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.859939	11.792900	-0.57%	1,450
2013	10.625920	11.859939	11.61%	2,299
2012	9.906093	10.625920	7.27%	1,450
2011	10.537980	9.906093	-6.00%	6,679
2010*	10.000000	10.537980	5.38%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.371137	6.776747	-19.05%	0
2013	9.563737	8.371137	-12.47%	0
2012	10.014356	9.563737	-4.50%	0
2011	11.752182	10.014356	-14.79%	0
2010*	10.000000	11.752182	17.52%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.102298	-8.98%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.259475	12.59%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.555045	10.285544	-2.55%	0
2013	10.409294	10.555045	1.40%	0
2012*	10.000000	10.409294	4.09%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.804601	8.05%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.118493	11.446792	2.95%	1,618
2013	9.881869	11.118493	12.51%	1,618
2012	9.026239	9.881869	9.48%	0
2011*	10.000000	9.026239	-9.74%	2,357
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.488857	13.533110	0.33%	742
2013	11.171834	13.488857	20.74%	742
2012	9.930443	11.171834	12.50%	742
2011	10.338785	9.930443	-3.95%	742
2010*	10.000000	10.338785	3.39%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.470308	10.685234	2.05%	7,206
2013*	10.000000	10.470308	4.70%	1,039
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.338208	11.691791	3.12%	346
2013*	10.000000	11.338208	13.38%	956
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.249612	10.392979	1.40%	0
2013*	10.000000	10.249612	2.50%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.373853	11.480358	0.94%	20,293
2013	9.445842	11.373853	20.41%	43,139
2012	8.516319	9.445842	10.91%	42,143
2011	9.417335	8.516319	-9.57%	103,425
2010	8.384617	9.417335	12.32%	110,932
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.533155	10.562746	0.28%	4,186
2013	9.092889	10.533155	15.84%	7,767
2012	8.292204	9.092889	9.66%	15,685
2011	8.873672	8.292204	-6.55%	36,845
2010	7.996803	8.873672	10.97%	40,751

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.349887	10.278040	-0.69%	1,850
2013	9.630761	10.349887	7.47%	2,022
2012	8.911834	9.630761	8.07%	3,871
2011	9.160542	8.911834	-2.71%	12,757
2010	8.460939	9.160542	8.27%	2,968
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.615595	7.233379	9.34%	0
2013	6.610615	6.615595	0.08%	0
2012	7.632298	6.610615	-13.39%	0
2011	8.562274	7.632298	-10.86%	144
2010	9.099021	8.562274	-5.90%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.295737	10.324184	0.28%	0
2013	8.985557	10.295737	14.58%	290
2012	8.820928	8.985557	1.87%	290
2011	9.677080	8.820928	-8.85%	0
2010	8.920119	9.677080	8.49%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	8.015928	8.183898	2.10%	0
2013	8.083608	8.015928	-0.84%	237
2012	8.106764	8.083608	-0.29%	237
2011	8.038078	8.106764	0.85%	374
2010	7.760161	8.038078	3.58%	237
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.083529	10.070701	-0.13%	2,007
2013*	10.000000	10.083529	0.84%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.045682	10.323742	2.77%	0
2013*	10.000000	10.045682	0.46%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.990659	10.302395	3.12%	0
2013*	10.000000	9.990659	-0.09%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.307660	12.297998	-7.59%	4,559
2013	10.901880	13.307660	22.07%	5,562
2012	9.377960	10.901880	16.25%	10,421
2011	10.359589	9.377960	-9.48%	22,176
2010*	10.000000	10.359589	3.60%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.766000	9.084883	-6.97%	0
2013*	10.000000	9.766000	-2.34%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.939694	9.549784	-3.92%	0
2013*	10.000000	9.939694	-0.60%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.603547	10.783096	1.69%	0
2013	10.014356	10.603547	5.88%	0
2012	9.396014	10.014356	6.58%	0
2011*	10.000000	9.396014	-6.04%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.721917	12.697338	8.32%	0
2013*	10.000000	11.721917	17.22%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.563080	12.866872	2.42%	38,741
2013	10.446123	12.563080	20.27%	56,263
2012	9.254575	10.446123	12.88%	14,964
2011*	10.000000	9.254575	-7.45%	3,940
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.766069	-2.34%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.154580	1.55%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.679776	11.750061	0.60%	0
2013*	10.000000	11.679776	16.80%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.416916	11.344216	-0.64%	0
2013*	10.000000	11.416916	14.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.932544	14.202349	1.94%	0
2013	11.030900	13.932544	26.30%	0
2012	9.735903	11.030900	13.30%	0
2011	10.659947	9.735903	-8.67%	0
2010*	10.000000	10.659947	6.60%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.117497	12.328602	1.74%	0
2013	10.833816	12.117497	11.85%	0
2012	10.000417	10.833816	8.33%	0
2011	10.390801	10.000417	-3.76%	7,664
2010*	10.000000	10.390801	3.91%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.977926	13.254650	2.13%	0
2013	10.972568	12.977926	18.28%	0
2012	9.898370	10.972568	10.85%	0
2011	10.508789	9.898370	-5.81%	0
2010*	10.000000	10.508789	5.09%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.839390	10.926624	0.80%	0
2013	10.589266	10.839390	2.36%	0
2012	10.098598	10.589266	4.86%	0
2011	10.207595	10.098598	-1.07%	0
2010*	10.000000	10.207595	2.08%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.264910	10.239729	-0.25%	0
2013*	10.000000	10.264910	2.65%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.336821	10.185744	-1.46%	0
2013*	10.000000	10.336821	3.37%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.533690	12.785370	2.01%	0
2013	10.906526	12.533690	14.92%	0
2012	9.950232	10.906526	9.61%	0
2011	10.443210	9.950232	-4.72%	0
2010*	10.000000	10.443210	4.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.324737	13.591218	2.00%	4,945
2013	10.991003	13.324737	21.23%	0
2012	9.833381	10.991003	11.77%	0
2011	10.573840	9.833381	-7.00%	0
2010*	10.000000	10.573840	5.74%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.704801	11.884140	1.53%	0
2013	10.786479	11.704801	8.51%	0
2012	10.048757	10.786479	7.34%	0
2011	10.328500	10.048757	-2.71%	0
2010*	10.000000	10.328500	3.29%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.165972	10.401015	2.31%	863
2013	10.639301	10.165972	-4.45%	1,296
2012	10.182390	10.639301	4.49%	1,735
2011*	10.000000	10.182390	1.82%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.580136	-4.20%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.668310	-3.32%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.160640	1.61%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.084612	0.85%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.270670	2.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.174598	1.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.250819	2.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.079501	0.80%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.244154	10.238585	-0.05%	0
2013*	10.000000	10.244154	2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.308899	10.230664	-0.76%	0
2013*	10.000000	10.308899	3.09%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.238344	2.38%	8,371
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.241685	2.42%	9,964
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.169812	1.70%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.043155	8.821602	-2.45%	38,618
2013	9.270278	9.043155	-2.45%	26,886
2012	9.503749	9.270278	-2.46%	46,241
2011	9.741767	9.503749	-2.44%	91,117
2010	9.986418	9.741767	-2.45%	67,528
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.504581	9.631792	1.34%	393
2013*	10.000000	9.504581	-4.95%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.985813	12.496332	-3.77%	2,690
2013	10.994494	12.985813	18.11%	2,707
2012	9.756930	10.994494	12.68%	735
2011	11.066603	9.756930	-11.83%	0
2010*	10.000000	11.066603	10.67%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.937976	-10.62%	4,073
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.992408	16.109313	7.45%	1,144
2013	11.433895	14.992408	31.12%	0
2012	10.092714	11.433895	13.29%	0
2011	10.691268	10.092714	-5.60%	0
2010*	10.000000	10.691268	6.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.106817	15.170797	7.54%	721
2013	10.709604	14.106817	31.72%	721
2012	9.336731	10.709604	14.70%	0
2011	10.191742	9.336731	-8.39%	0
2010*	10.000000	10.191742	1.92%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.709185	15.894278	1.18%	292
2013	11.618185	15.709185	35.21%	127
2012	10.389219	11.618185	11.83%	0
2011	11.145747	10.389219	-6.79%	0
2010*	10.000000	11.145747	11.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.318999	17.487171	14.15%	1,419
2013	11.574145	15.318999	32.36%	1,419
2012	10.198486	11.574145	13.49%	0
2011	10.702571	10.198486	-4.71%	0
2010*	10.000000	10.702571	7.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.953246	9.53%	240
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.660901	6.61%	1,490
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.343251	3.43%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.804816	8.05%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.247849	11.602128	25.46%	1,010
2013*	10.000000	9.247849	-7.52%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.741610	9.549865	-1.97%	1,886
2013	9.975762	9.741610	-2.35%	2,222
2012	9.878864	9.975762	0.98%	2,302
2011*	10.000000	9.878864	-1.21%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.117357	9.840242	-2.74%	3,297
2013*	10.000000	10.117357	1.17%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.589634	9.485848	-1.08%	0
2013*	10.000000	9.589634	-4.10%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.698640	10.174378	4.91%	0
2013	9.567423	9.698640	1.37%	0
2012*	10.000000	9.567423	-4.33%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.357032	9.994554	-3.50%	2,021
2013	10.149985	10.357032	2.04%	0
2012*	10.000000	10.149985	1.50%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.340533	11.290114	-0.44%	0
2013*	10.000000	11.340533	13.41%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.347630	10.140006	-2.01%	1,539
2013	10.595947	10.347630	-2.34%	1,539
2012	9.461672	10.595947	11.99%	938
2011*	10.000000	9.461672	-5.38%	11,142
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.356619	7.427699	-20.62%	0
2013	11.246664	9.356619	-16.81%	0
2012	10.967800	11.246664	2.54%	0
2011	12.159995	10.967800	-9.80%	379
2010*	10.000000	12.159995	21.60%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.352753	11.230163	-1.08%	425
2013	12.519442	11.352753	-9.32%	0
2012	10.898398	12.519442	14.87%	6,713
2011	10.518116	10.898398	3.62%	0
2010*	10.000000	10.518116	5.18%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.693007	10.462424	-2.16%	0
2013	11.732003	10.693007	-8.86%	218
2012	11.429428	11.732003	2.65%	313
2011	10.806207	11.429428	5.77%	0
2010*	10.000000	10.806207	8.06%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.528873	10.492620	-0.34%	2,045
2013	11.804521	10.528873	-10.81%	2,174
2012	11.324620	11.804521	4.24%	3,002
2011	10.802830	11.324620	4.83%	0
2010*	10.000000	10.802830	8.03%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.148714	12.234191	0.70%	0
2013	11.790087	12.148714	3.04%	6,814
2012	10.584541	11.790087	11.39%	8,281
2011	10.509776	10.584541	0.71%	0
2010*	10.000000	10.509776	5.10%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.785100	9.616802	-1.72%	3,589
2013	10.054211	9.785100	-2.68%	4,387
2012	9.746934	10.054211	3.15%	11,772
2011*	10.000000	9.746934	-2.53%	8,956
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.130569	10.294216	1.62%	27,756
2013	10.602684	10.130569	-4.45%	18,332
2012	9.926600	10.602684	6.81%	14,544
2011*	10.000000	9.926600	-0.73%	2,193
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.916562	9.958327	0.42%	0
2013*	10.000000	9.916562	-0.83%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.608302	7.322494	-14.94%	0
2013	9.022201	8.608302	-4.59%	0
2012	8.283552	9.022201	8.92%	0
2011	11.116571	8.283552	-25.48%	0
2010*	10.000000	11.116571	11.17%	509

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.632095	12.286124	-2.74%	0
2013	11.582027	12.632095	9.07%	0
2012	10.262886	11.582027	12.85%	1,580
2011	10.738011	10.262886	-4.42%	1,580
2010*	10.000000	10.738011	7.38%	998
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.938470	12.916702	-0.17%	771
2013	12.055596	12.938470	7.32%	6,977
2012	10.829408	12.055596	11.32%	3,758
2011	10.804171	10.829408	0.23%	0
2010*	10.000000	10.804171	8.04%	1,476
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.927276	9.532078	-3.98%	191
2013	8.851339	9.927276	12.16%	191
2012	7.858002	8.851339	12.64%	0
2011	11.033950	7.858002	-28.78%	0
2010*	10.000000	11.033950	10.34%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.541696	13.503976	7.67%	482
2013	9.633548	12.541696	30.19%	0
2012	7.403034	9.633548	30.13%	0
2011*	10.000000	7.403034	-25.97%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.364328	9.288864	-0.81%	0
2013	8.105459	9.364328	15.53%	0
2012	7.659535	8.105459	5.82%	0
2011*	10.000000	7.659535	-23.40%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.614127	3.859724	-16.35%	0
2013	6.439976	4.614127	-28.35%	0
2012	7.915960	6.439976	-18.65%	0
2011	8.905549	7.915960	-11.11%	0
2010*	10.000000	8.905549	-10.94%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.928253	26.484781	26.55%	781
2013	12.738173	20.928253	64.30%	50
2012	9.280736	12.738173	37.25%	0
2011*	10.000000	9.280736	-7.19%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.117176	15.350673	8.74%	42,286
2013	11.152897	14.117176	26.58%	13,221
2012	10.039275	11.152897	11.09%	34,651
2011	10.290809	10.039275	-2.44%	27,175
2010*	10.000000	10.290809	2.91%	17,064
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.292708	14.293242	7.53%	1,397
2013	10.608194	13.292708	25.31%	0
2012	9.809914	10.608194	8.14%	175
2011*	10.000000	9.809914	-1.90%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.539216	17.047403	9.71%	1,493
2013	11.388697	15.539216	36.44%	0
2012	9.562096	11.388697	19.10%	0
2011*	10.000000	9.562096	-4.38%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.122783	7.652658	-5.79%	1,246
2013	8.898387	8.122783	-8.72%	521
2012	8.560029	8.898387	3.95%	1,276
2011	10.928021	8.560029	-21.67%	0
2010*	10.000000	10.928021	9.28%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.613543	11.240404	-10.89%	84
2013	10.630298	12.613543	18.66%	84
2012	9.346673	10.630298	13.73%	0
2011	10.515448	9.346673	-11.11%	0
2010*	10.000000	10.515448	5.15%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.871232	14.177794	10.15%	1,261
2013	9.989837	12.871232	28.84%	1,261
2012	8.210669	9.989837	21.67%	481
2011*	10.000000	8.210669	-17.89%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.875980	17.950771	20.67%	4,742
2013	10.911269	14.875980	36.34%	0
2012	9.527571	10.911269	14.52%	0
2011*	10.000000	9.527571	-4.72%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.193341	13.587880	2.99%	372
2013	9.787015	13.193341	34.80%	0
2012	8.664387	9.787015	12.96%	1,268
2011*	10.000000	8.664387	-13.36%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	11.872707	10.642670	-10.36%	0
2013	10.185370	11.872707	16.57%	8,228
2012	9.006649	10.185370	13.09%	8,595
2011	10.778111	9.006649	-16.44%	0
2010*	10.000000	10.778111	7.78%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.510226	14.313439	-1.36%	1,799
2013	9.804481	14.510226	48.00%	1,855
2012	8.392539	9.804481	16.82%	0
2011*	10.000000	8.392539	-16.07%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.205055	12.290136	0.70%	0
2013	8.440186	12.205055	44.61%	0
2012	7.037556	8.440186	19.93%	0
2011	8.855953	7.037556	-20.53%	0
2010*	10.000000	8.855953	-11.44%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.716488	17.938784	14.14%	13,640
2013	11.998566	15.716488	30.99%	18,121
2012	10.582764	11.998566	13.38%	7,420
2011	10.692363	10.582764	-1.03%	6,452
2010*	10.000000	10.692363	6.92%	5,741
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.311107	11.573624	-13.05%	0
2013	10.997976	13.311107	21.03%	238
2012	10.957397	10.997976	0.37%	834
2011	10.985279	10.957397	-0.25%	0
2010*	10.000000	10.985279	9.85%	1,447
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.450538	16.825663	16.44%	1,104
2013	11.253975	14.450538	28.40%	1,104
2012	10.314509	11.253975	9.11%	2,058
2011*	10.000000	10.314509	3.15%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.147058	3.079830	-25.73%	0
2013	6.850996	4.147058	-39.47%	363
2012	8.219155	6.850996	-16.65%	646
2011*	10.000000	8.219155	-17.81%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.271175	12.526303	21.96%	1,017
2013	10.519474	10.271175	-2.36%	401
2012	9.203691	10.519474	14.30%	401
2011*	10.000000	9.203691	-7.96%	2,447

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.494472	3.737934	-31.97%	0
2013	4.835641	5.494472	13.62%	22,951
2012	5.326905	4.835641	-9.22%	2,176
2011	8.737106	5.326905	-39.03%	0
2010*	10.000000	8.737106	-12.63%	894
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.641570	13.965493	31.24%	191
2013	8.172787	10.641570	30.21%	0
2012	8.743159	8.172787	-6.52%	0
2011*	10.000000	8.743159	-12.57%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.369832	6.978706	-5.31%	0
2013	7.572353	7.369832	-2.67%	0
2012	8.927651	7.572353	-15.18%	0
2011	8.269616	8.927651	7.96%	1,969
2010*	10.000000	8.269616	-17.30%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.049517	5.063729	0.28%	0
2013	6.553060	5.049517	-22.94%	0
2012	8.414091	6.553060	-22.12%	0
2011	8.472058	8.414091	-0.68%	4,442
2010*	10.000000	8.472058	-15.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.100287	3.224530	-21.36%	0
2013	5.954108	4.100287	-31.14%	0
2012	7.517043	5.954108	-20.79%	0
2011	8.607107	7.517043	-12.66%	295
2010*	10.000000	8.607107	-13.93%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.095122	13.936284	15.22%	716
2013	9.903758	12.095122	22.13%	0
2012	9.204296	9.903758	7.60%	0
2011*	10.000000	9.204296	-7.96%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.735569	11.512776	-1.90%	0
2013	10.734687	11.735569	9.32%	1,391
2012	9.444783	10.734687	13.66%	0
2011*	10.000000	9.444783	-5.55%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.374051	15.133337	33.05%	0
2013	14.414542	11.374051	-21.09%	0
2012	14.635127	14.414542	-1.51%	0
2011	10.453310	14.635127	40.00%	308
2010*	10.000000	10.453310	4.53%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.810018	32.876480	32.51%	250
2013	14.204565	24.810018	74.66%	6,032
2012	10.887140	14.204565	30.47%	268
2011	11.294937	10.887140	-3.61%	0
2010*	10.000000	11.294937	12.95%	230
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.760378	1.103243	-37.33%	0
2013	3.513400	1.760378	-49.90%	0
2012	5.560648	3.513400	-36.82%	1,031
2011	7.324392	5.560648	-24.08%	0
2010*	10.000000	7.324392	-26.76%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.588546	14.230928	22.80%	1,065
2013	10.483851	11.588546	10.54%	250
2012	10.732626	10.483851	-2.32%	8,177
2011*	10.000000	10.732626	7.33%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	5.243546	5.289954	0.89%	241
2013	4.160872	5.243546	26.02%	0
2012	3.433989	4.160872	21.17%	7,240
2011	4.526398	3.433989	-24.13%	2,223
2010	4.104812	4.526398	10.27%	2,223
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	12.603981	12.071772	-4.22%	157
2013	12.761158	12.603981	-1.23%	157
2012	11.815375	12.761158	8.00%	1,456
2011	14.498070	11.815375	-18.50%	1,022
2010	11.732376	14.498070	23.57%	5,452
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.147219	27.374272	29.45%	1,370
2013	14.058019	21.147219	50.43%	1,711
2012	10.598252	14.058019	32.64%	1,436
2011	9.823421	10.598252	7.89%	0
2010	9.096533	9.823421	7.99%	4,299

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.186955	3.338862	-35.63%	0
2013	5.493661	5.186955	-5.58%	197
2012	5.712419	5.493661	-3.83%	1,875
2011	6.272330	5.712419	-8.93%	1,875
2010	5.951846	6.272330	5.38%	2,727
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.966381	19.739286	9.87%	807
2013	14.360362	17.966381	25.11%	831
2012	13.500483	14.360362	6.37%	3,400
2011	12.164521	13.500483	10.98%	738
2010	10.632320	12.164521	14.41%	541
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	14.701887	16.751534	13.94%	0
2013	9.262957	14.701887	58.72%	0
2012	8.106275	9.262957	14.27%	2,534
2011	7.617169	8.106275	6.42%	4,997
2010	6.267369	7.617169	21.54%	2,993
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	7.841953	9.465776	20.71%	0
2013	5.952324	7.841953	31.75%	0
2012	6.038772	5.952324	-1.43%	731
2011	7.412373	6.038772	-18.53%	731
2010	6.935705	7.412373	6.87%	2,071
Rydex Variable Trust - Energy Fund - Q/NQ
2014	12.525772	9.942858	-20.62%	3,629
2013	10.399694	12.525772	20.44%	805
2012	10.411397	10.399694	-0.11%	1,871
2011	11.335335	10.411397	-8.15%	3,384
2010	9.760164	11.335335	16.14%	2,505
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	11.568844	7.973917	-31.07%	0
2013	9.572553	11.568844	20.85%	770
2012	9.774146	9.572553	-2.06%	824
2011	11.045757	9.774146	-11.51%	1,443
2010	8.983084	11.045757	22.96%	2,857
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	7.922344	6.762797	-14.64%	0
2013	6.555049	7.922344	20.86%	0
2012	5.523629	6.555049	18.67%	0
2011	6.672207	5.523629	-17.21%	0
2010	7.665739	6.672207	-12.96%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	7.103307	7.800968	9.82%	1,660
2013	5.708598	7.103307	24.43%	0
2012	4.770216	5.708598	19.67%	4,722
2011	5.747651	4.770216	-17.01%	892
2010	5.151878	5.747651	11.56%	892
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.559158	15.184235	31.36%	362
2013	14.495240	11.559158	-20.26%	1,499
2012	14.426719	14.495240	0.47%	226
2011	10.452117	14.426719	38.03%	630
2010	9.731483	10.452117	7.41%	405
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	15.470530	18.807080	21.57%	1,149
2013	11.182778	15.470530	38.34%	2,817
2012	9.784760	11.182778	14.29%	6,507
2011	9.580852	9.784760	2.13%	252
2010	9.198723	9.580852	4.15%	252
Rydex Variable Trust - Internet Fund - Q/NQ
2014	17.010289	16.918139	-0.54%	0
2013	11.530268	17.010289	47.53%	2,293
2012	9.906062	11.530268	16.40%	0
2011	11.529073	9.906062	-14.08%	0
2010	9.785627	11.529073	17.82%	1,636
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.234414	0.942050	-23.68%	0
2013	2.255222	1.234414	-45.26%	0
2012	2.981611	2.255222	-24.36%	1,597
2011	4.191045	2.981611	-28.86%	3,263
2010	6.163463	4.191045	-32.00%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.578991	3.353984	-26.75%	0
2013	4.072462	4.578991	12.44%	6,749
2012	4.450751	4.072462	-8.50%	0
2011	6.558828	4.450751	-32.14%	0
2010	7.711375	6.558828	-14.95%	1,196
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.885588	2.489496	-13.73%	0
2013	4.084142	2.885588	-29.35%	0
2012	5.128705	4.084142	-20.37%	0
2011	5.673302	5.128705	-9.60%	639
2010	7.784729	5.673302	-27.12%	0

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.642635	2.097601	-20.62%	0
2013	3.818367	2.642635	-30.79%	0
2012	4.811761	3.818367	-20.65%	0
2011	5.485012	4.811761	-12.27%	448
2010	7.141847	5.485012	-23.20%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.612981	2.323420	-11.08%	0
2013	3.873625	2.612981	-32.54%	0
2012	4.852105	3.873625	-20.17%	0
2011	5.383542	4.852105	-9.87%	900
2010	7.625551	5.383542	-29.40%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.666152	3.059370	-16.55%	0
2013	5.114484	3.666152	-28.32%	0
2012	6.315784	5.114484	-19.02%	0
2011	7.117727	6.315784	-11.27%	7,829
2010	8.786818	7.117727	-19.00%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	10.023852	8.271365	-17.48%	0
2013	6.586858	10.023852	52.18%	0
2012	5.622363	6.586858	17.15%	0
2011	8.111549	5.622363	-30.69%	0
2010	7.185037	8.111549	12.90%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	14.918960	15.642964	4.85%	0
2013	10.738934	14.918960	38.92%	984
2012	9.074506	10.738934	18.34%	1,881
2011	9.079370	9.074506	-0.05%	566
2010	7.140407	9.079370	27.15%	566
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.323600	15.640241	9.19%	1,668
2013	9.773436	14.323600	46.56%	1,668
2012	8.058798	9.773436	21.28%	4,935
2011	8.939636	8.058798	-9.85%	7,050
2010	6.662095	8.939636	34.19%	14,846
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.118068	28.135894	33.23%	411
2013	12.012067	21.118068	75.81%	134
2012	9.181212	12.012067	30.83%	2,074
2011	9.475374	9.181212	-3.10%	768
2010	7.094903	9.475374	33.55%	768

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.980945	19.455021	14.57%	0
2013	12.930594	16.980945	31.32%	0
2012	11.352182	12.930594	13.90%	1,305
2011	11.389613	11.352182	-0.33%	1,048
2010	9.853923	11.389613	15.58%	3,861
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.628441	14.608865	15.68%	73
2013	8.688691	12.628441	45.34%	40,462
2012	7.286443	8.688691	19.24%	3,496
2011	7.557314	7.286443	-3.58%	4,191
2010	6.457588	7.557314	17.03%	10,548
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.404472	4.357335	-19.38%	0
2013	10.279624	5.404472	-47.43%	1,491
2012	10.988762	10.279624	-6.45%	1,849
2011	14.852353	10.988762	-26.01%	6,628
2010	11.026475	14.852353	34.70%	8,986
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	9.222953	10.887245	18.05%	10,189
2013	9.095839	9.222953	1.40%	0
2012	7.879342	9.095839	15.44%	9,746
2011	7.897936	7.879342	-0.24%	0
2010	6.483824	7.897936	21.81%	3,928
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	15.503072	16.432278	5.99%	0
2013	11.702827	15.503072	32.47%	0
2012	10.274261	11.702827	13.90%	0
2011	10.001792	10.274261	2.72%	1,422
2010	8.193108	10.001792	22.08%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	12.560483	12.778071	1.73%	0
2013	8.120240	12.560483	54.68%	0
2012	6.817713	8.120240	19.11%	2,541
2011	7.958488	6.817713	-14.33%	8,664
2010	5.918240	7.958488	34.47%	6,697
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.908530	14.480879	21.60%	0
2013	7.235585	11.908530	64.58%	0
2012	5.732883	7.235585	26.21%	6,264
2011	6.118222	5.732883	-6.30%	8,101
2010	4.998640	6.118222	22.40%	5,190

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	15.573481	17.078782	9.67%	2,482
2013	11.296733	15.573481	37.86%	3,214
2012	10.220731	11.296733	10.53%	5,720
2011	10.592174	10.220731	-3.51%	597
2010	8.684130	10.592174	21.97%	3,553
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	14.142407	15.305676	8.23%	11,067
2013	9.980026	14.142407	41.71%	14,311
2012	8.370577	9.980026	19.23%	1,080
2011	8.861227	8.370577	-5.54%	680
2010	7.549705	8.861227	17.37%	316
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	18.076925	17.360119	-3.97%	1,799
2013	13.823640	18.076925	30.77%	2,621
2012	12.211247	13.823640	13.20%	5,641
2011	12.600221	12.211247	-3.09%	518
2010	9.742335	12.600221	29.33%	247
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.418610	13.969923	4.11%	9,970
2013	10.128845	13.418610	32.48%	9,826
2012	8.875984	10.128845	14.12%	0
2011	9.799266	8.875984	-9.42%	0
2010	8.361889	9.799266	17.19%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	15.123503	14.752828	-2.45%	1,161
2013	10.971277	15.123503	37.85%	3,115
2012	10.168742	10.971277	7.89%	1,193
2011	10.069631	10.168742	0.98%	500
2010	8.231492	10.069631	22.33%	500
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.795305	12.645613	-1.17%	4,045
2013	9.183357	12.795305	39.33%	3,893
2012	7.820660	9.183357	17.42%	2,531
2011	8.852796	7.820660	-11.66%	2,282
2010	7.254162	8.852796	22.04%	332
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	4.890983	5.865293	19.92%	0
2013	5.167251	4.890983	-5.35%	0
2012	5.652449	5.167251	-8.58%	0
2011	6.051863	5.652449	-6.60%	406
2010	6.496604	6.051863	-6.85%	2,572

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	12.051784	12.962197	7.55%	4,809
2013	9.124719	12.051784	32.08%	3,361
2012	8.353375	9.124719	9.23%	3,361
2011	9.430360	8.353375	-11.42%	1,671
2010	8.628673	9.430360	9.29%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.355656	8.364097	0.10%	0
2013	7.291992	8.355656	14.59%	0
2012	7.129137	7.291992	2.28%	0
2011	8.537511	7.129137	-16.50%	0
2010	7.642716	8.537511	11.71%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	13.068050	15.654616	19.79%	1,611
2013	8.892729	13.068050	46.95%	2,484
2012	7.753240	8.892729	14.70%	0
2011	8.941929	7.753240	-13.29%	0
2010	7.384253	8.941929	21.09%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.475529	14.956137	19.88%	341
2013	11.255141	12.475529	10.84%	0
2012	11.411015	11.255141	-1.37%	1,438
2011	10.058517	11.411015	13.45%	1,716
2010	9.647082	10.058517	4.26%	1,380
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.322319	7.100930	-23.83%	0
2013	9.833301	9.322319	-5.20%	0
2012	10.002696	9.833301	-1.69%	0
2011	10.645588	10.002696	-6.04%	0
2010	11.561374	10.645588	-7.92%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.038075	9.926717	-1.11%	680
2013*	10.000000	10.038075	0.38%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.475797	10.514490	0.37%	376
2013	11.769561	10.475797	-10.99%	454
2012	10.236034	11.769561	14.98%	654
2011*	10.000000	10.236034	2.36%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.528391	5.28%	187

Additional Contract Options Elected Total - 2.45%
Variable account charges of the daily net assets of the variable account - 2.45%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.444762	11.600233	11.06%	1,131
2013	10.432328	10.444762	0.12%	1,483
2012	8.230326	10.432328	26.75%	1,025
2011*	10.000000	8.230326	-17.70%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.044141	10.988586	-0.50%	0
2013	9.780677	11.044141	12.92%	0
2012	8.818984	9.780677	10.90%	0
2011*	10.000000	8.818984	-11.81%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.301409	6.550757	-21.09%	1,776
2013	7.698913	8.301409	7.83%	3,085
2012	7.634275	7.698913	0.85%	1,760
2011*	10.000000	7.634275	-23.66%	1,662
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.657007	9.319941	-3.49%	0
2013	9.423667	9.657007	2.48%	0
2012	9.534001	9.423667	-1.16%	0
2011*	10.000000	9.534001	-4.66%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.290736	11.791133	4.43%	0
2013	9.959482	11.290736	13.37%	0
2012	9.010263	9.959482	10.53%	0
2011*	10.000000	9.010263	-9.90%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.351677	11.295000	9.11%	0
2013*	10.000000	10.351677	3.52%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.859122	9.929842	0.72%	829
2013	11.048852	9.859122	-10.77%	829
2012	10.553384	11.048852	4.69%	20,256
2011*	10.000000	10.553384	5.53%	20,424
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	13.164300	14.440074	9.69%	1,621
2013	9.940702	13.164300	32.43%	0
2012	8.886041	9.940702	11.87%	0
2011	8.838503	8.886041	0.54%	0
2010	7.941480	8.838503	11.30%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	13.630767	15.028404	10.25%	2,263
2013	10.612931	13.630767	28.44%	245
2012	9.500874	10.612931	11.70%	0
2011	9.646136	9.500874	-1.51%	0
2010	8.722469	9.646136	10.59%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.393523	11.317800	-0.66%	0
2013*	10.000000	11.393523	13.94%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.837677	11.764717	-0.62%	0
2013	10.611419	11.837677	11.56%	0
2012	9.897656	10.611419	7.21%	0
2011	10.534391	9.897656	-6.04%	0
2010*	10.000000	10.534391	5.34%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.355434	6.760572	-19.09%	0
2013	9.550693	8.355434	-12.51%	0
2012	10.005843	9.550693	-4.55%	0
2011	11.748196	10.005843	-14.83%	0
2010*	10.000000	11.748196	17.48%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.099172	-9.01%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.255612	12.56%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.546040	10.271497	-2.60%	19,828
2013	10.405740	10.546040	1.35%	19,828
2012*	10.000000	10.405740	4.06%	21,846
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.800903	8.01%	13,053
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.103310	11.425295	2.90%	0
2013	9.873431	11.103310	12.46%	0
2012	9.023166	9.873431	9.42%	0
2011*	10.000000	9.023166	-9.77%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.463531	13.500773	0.28%	0
2013	11.156577	13.463531	20.68%	0
2012	9.921983	11.156577	12.44%	0
2011	10.335263	9.921983	-4.00%	0
2010*	10.000000	10.335263	3.35%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.466712	10.676086	2.00%	5,613
2013*	10.000000	10.466712	4.67%	5,670
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.334320	11.681794	3.07%	0
2013*	10.000000	11.334320	13.34%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.248893	10.386928	1.35%	0
2013*	10.000000	10.248893	2.49%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.332682	11.432927	0.88%	27,688
2013	9.416469	11.332682	20.35%	31,818
2012	8.494200	9.416469	10.86%	33,283
2011	9.397694	8.494200	-9.61%	23,844
2010	8.371415	9.397694	12.26%	22,725
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.497192	10.521292	0.23%	26,892
2013	9.066494	10.497192	15.78%	29,839
2012	8.272390	9.066494	9.60%	31,401
2011	8.857012	8.272390	-6.60%	20,448
2010	7.985882	8.857012	10.91%	20,151

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.312457	10.235622	-0.75%	66,311
2013	9.600853	10.312457	7.41%	72,743
2012	8.888722	9.600853	8.01%	74,824
2011	9.141456	8.888722	-2.76%	56,055
2010	8.447642	9.141456	8.21%	39,681
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.598493	7.210991	9.28%	0
2013	6.596899	6.598493	0.02%	0
2012	7.620377	6.596899	-13.43%	0
2011	8.553267	7.620377	-10.91%	0
2010	9.094112	8.553267	-5.95%	2,682
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.254285	10.277343	0.22%	0
2013	8.953968	10.254285	14.52%	0
2012	8.794436	8.953968	1.81%	0
2011	9.652953	8.794436	-8.89%	0
2010	8.902440	9.652953	8.43%	1,125
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	7.983640	8.146756	2.04%	0
2013	8.055177	7.983640	-0.89%	0
2012	8.082407	8.055177	-0.34%	0
2011	8.018027	8.082407	0.80%	0
2010	7.744778	8.018027	3.53%	3,597
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.080079	10.062088	-0.18%	0
2013*	10.000000	10.080079	0.80%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.044981	10.317732	2.72%	0
2013*	10.000000	10.044981	0.45%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.989956	10.296390	3.07%	0
2013*	10.000000	9.989956	-0.10%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.282707	12.268642	-7.63%	530
2013	10.887014	13.282707	22.01%	559
2012	9.369982	10.887014	16.19%	0
2011	10.356074	9.369982	-9.52%	2,106
2010*	10.000000	10.356074	3.56%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.762653	9.077106	-7.02%	0
2013*	10.000000	9.762653	-2.37%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.936292	9.541630	-3.97%	0
2013*	10.000000	9.936292	-0.64%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.589067	10.762858	1.64%	0
2013	10.005805	10.589067	5.83%	0
2012	9.392816	10.005805	6.53%	0
2011*	10.000000	9.392816	-6.07%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.717905	12.686492	8.27%	12,290
2013*	10.000000	11.717905	17.18%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.545946	12.842735	2.37%	3,438
2013	10.437219	12.545946	20.20%	0
2012	9.251430	10.437219	12.82%	0
2011*	10.000000	9.251430	-7.49%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.762636	-2.37%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.151103	1.51%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.674033	11.738263	0.55%	0
2013*	10.000000	11.674033	16.74%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.411281	11.332798	-0.69%	0
2013*	10.000000	11.411281	14.11%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.906418	14.168451	1.88%	0
2013	11.015861	13.906418	26.24%	0
2012	9.727618	11.015861	13.24%	0
2011	10.656326	9.727618	-8.72%	0
2010*	10.000000	10.656326	6.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.094740	12.299143	1.69%	333
2013	10.819019	12.094740	11.79%	0
2012	9.991890	10.819019	8.28%	0
2011	10.387259	9.991890	-3.81%	444
2010*	10.000000	10.387259	3.87%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.953574	13.223003	2.08%	1,665
2013	10.957596	12.953574	18.22%	2,000
2012	9.889941	10.957596	10.80%	0
2011	10.505217	9.889941	-5.86%	0
2010*	10.000000	10.505217	5.05%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.819052	10.900532	0.75%	0
2013	10.574817	10.819052	2.31%	0
2012	10.090008	10.574817	4.80%	0
2011	10.204128	10.090008	-1.12%	0
2010*	10.000000	10.204128	2.04%	12,534
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.264189	10.233752	-0.30%	0
2013*	10.000000	10.264189	2.64%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.336096	10.179811	-1.51%	0
2013*	10.000000	10.336096	3.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.510164	12.754842	1.96%	7,701
2013	10.891633	12.510164	14.86%	5,852
2012	9.941754	10.891633	9.55%	3,882
2011	10.439662	9.941754	-4.77%	4,360
2010*	10.000000	10.439662	4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.299718	13.558745	1.95%	2,563
2013	10.975991	13.299718	21.17%	2,563
2012	9.825004	10.975991	11.71%	0
2011	10.570239	9.825004	-7.05%	0
2010*	10.000000	10.570239	5.70%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.682854	11.855781	1.48%	1,759
2013	10.771776	11.682854	8.46%	1,310
2012	10.040209	10.771776	7.29%	0
2011	10.324996	10.040209	-2.76%	0
2010*	10.000000	10.324996	3.25%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.152108	10.381516	2.26%	0
2013	10.630230	10.152108	-4.50%	0
2012	10.178930	10.630230	4.43%	0
2011*	10.000000	10.178930	1.79%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.576778	-4.23%	4,294

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.664987	-3.35%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.157157	1.57%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.081069	0.81%	965
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.267059	2.67%	202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.171020	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.247218	2.47%	1,530
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.075966	0.76%	5,810
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.243442	10.232616	-0.11%	0
2013*	10.000000	10.243442	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.308179	10.224710	-0.81%	0
2013*	10.000000	10.308179	3.08%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.234757	2.35%	10,273
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.238096	2.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.166234	1.66%	7,135
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.024379	8.798772	-2.50%	25,791
2013	9.255772	9.024379	-2.50%	24,678
2012	9.493753	9.255772	-2.51%	20,233
2011	9.736499	9.493753	-2.49%	20,868
2010	9.986137	9.736499	-2.50%	29,148
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.501317	9.623561	1.29%	0
2013*	10.000000	9.501317	-4.99%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.961440	12.466494	-3.82%	0
2013	10.979482	12.961440	18.05%	0
2012	9.748619	10.979482	12.63%	0
2011	11.062841	9.748619	-11.88%	0
2010*	10.000000	11.062841	10.63%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.934837	-10.65%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.964313	16.070887	7.39%	9,618
2013	11.418315	14.964313	31.06%	0
2012	10.084130	11.418315	13.23%	0
2011	10.687639	10.084130	-5.65%	0
2010*	10.000000	10.687639	6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.080362	15.134585	7.49%	0
2013	10.695001	14.080362	31.65%	0
2012	9.328785	10.695001	14.65%	0
2011	10.188284	9.328785	-8.44%	0
2010*	10.000000	10.188284	1.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.679703	15.856307	1.13%	0
2013	11.602317	15.679703	35.14%	0
2012	10.380360	11.602317	11.77%	0
2011	11.141957	10.380360	-6.84%	0
2010*	10.000000	11.141957	11.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.290241	17.445405	14.10%	0
2013	11.558333	15.290241	32.29%	0
2012	10.189794	11.558333	13.43%	0
2011	10.698933	10.189794	-4.76%	0
2010*	10.000000	10.698933	6.99%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.949398	9.49%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.657161	6.57%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.339622	3.40%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.801029	8.01%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.244676	11.592205	25.39%	2,723
2013*	10.000000	9.244676	-7.55%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.728296	9.531935	-2.02%	0
2013	9.967242	9.728296	-2.40%	0
2012	9.875503	9.967242	0.93%	0
2011*	10.000000	9.875503	-1.24%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.116647	9.834501	-2.79%	0
2013*	10.000000	10.116647	1.17%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.586340	9.477733	-1.13%	0
2013*	10.000000	9.586340	-4.14%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.690896	10.161031	4.85%	338
2013	9.564695	9.690896	1.32%	338
2012*	10.000000	9.564695	-4.35%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.348780	9.981469	-3.55%	324
2013	10.147097	10.348780	1.99%	321
2012*	10.000000	10.147097	1.47%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.336666	11.280487	-0.50%	4,333
2013*	10.000000	11.336666	13.37%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.333521	10.120992	-2.06%	0
2013	10.586921	10.333521	-2.39%	0
2012	9.458470	10.586921	11.93%	0
2011*	10.000000	9.458470	-5.42%	2,191
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.339080	7.409958	-20.66%	222
2013	11.231335	9.339080	-16.85%	196
2012	10.958474	11.231335	2.49%	0
2011	12.155868	10.958474	-9.85%	0
2010*	10.000000	12.155868	21.56%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.331435	11.203335	-1.13%	0
2013	12.502347	11.331435	-9.37%	0
2012	10.889116	12.502347	14.82%	295
2011	10.514541	10.889116	3.56%	1,041
2010*	10.000000	10.514541	5.15%	211
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.672892	10.437394	-2.21%	0
2013	11.715945	10.672892	-8.90%	0
2012	11.419654	11.715945	2.59%	185
2011	10.802492	11.419654	5.71%	195
2010*	10.000000	10.802492	8.02%	204
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.509129	10.467579	-0.40%	850
2013	11.788426	10.509129	-10.85%	841
2012	11.314990	11.788426	4.18%	0
2011	10.799156	11.314990	4.78%	0
2010*	10.000000	10.799156	7.99%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.125936	12.204985	0.65%	273
2013	11.774014	12.125936	2.99%	274
2012	10.575541	11.774014	11.33%	0
2011	10.506208	10.575541	0.66%	0
2010*	10.000000	10.506208	5.06%	219
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.771698	9.598700	-1.77%	33,269
2013	10.045579	9.771698	-2.73%	33,556
2012	9.743583	10.045579	3.10%	20,912
2011*	10.000000	9.743583	-2.56%	23,786
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.116726	10.274886	1.56%	0
2013	10.593616	10.116726	-4.50%	0
2012	9.923217	10.593616	6.76%	12,200
2011*	10.000000	9.923217	-0.77%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.915868	9.952529	0.37%	0
2013*	10.000000	9.915868	-0.84%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.592129	7.304993	-14.98%	0
2013	9.009880	8.592129	-4.64%	0
2012	8.276495	9.009880	8.86%	0
2011	11.112792	8.276495	-25.52%	0
2010*	10.000000	11.112792	11.13%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.608342	12.256728	-2.79%	0
2013	11.566184	12.608342	9.01%	0
2012	10.254118	11.566184	12.80%	0
2011	10.734319	10.254118	-4.47%	0
2010*	10.000000	10.734319	7.34%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.914196	12.885860	-0.22%	0
2013	12.039147	12.914196	7.27%	0
2012	10.820197	12.039147	11.27%	0
2011	10.800504	10.820197	0.18%	0
2010*	10.000000	10.800504	8.01%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.908659	9.509328	-4.03%	0
2013	8.839268	9.908659	12.10%	0
2012	7.851319	8.839268	12.58%	0
2011	11.030215	7.851319	-28.82%	0
2010*	10.000000	11.030215	10.30%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.524580	13.478644	7.62%	0
2013	9.625324	12.524580	30.12%	0
2012	7.400513	9.625324	30.06%	0
2011*	10.000000	7.400513	-25.99%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.351528	9.271409	-0.86%	0
2013	8.098530	9.351528	15.47%	0
2012	7.656923	8.098530	5.77%	0
2011*	10.000000	7.656923	-23.43%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.605461	3.850503	-16.39%	0
2013	6.431188	4.605461	-28.39%	0
2012	7.909222	6.431188	-18.69%	0
2011	8.902511	7.909222	-11.16%	0
2010*	10.000000	8.902511	-10.97%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.899683	26.435082	26.49%	1,434
2013	12.727300	20.899683	64.21%	0
2012	9.277573	12.727300	37.18%	0
2011*	10.000000	9.277573	-7.22%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.090665	15.314002	8.68%	15,707
2013	11.137652	14.090665	26.51%	15,707
2012	10.030718	11.137652	11.04%	0
2011	10.287304	10.030718	-2.49%	0
2010*	10.000000	10.287304	2.87%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.274580	14.266434	7.47%	0
2013	10.599155	13.274580	25.24%	0
2012	9.806589	10.599155	8.08%	0
2011*	10.000000	9.806589	-1.93%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.518014	17.015407	9.65%	0
2013	11.378982	15.518014	36.37%	0
2012	9.558847	11.378982	19.04%	0
2011*	10.000000	9.558847	-4.41%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.107525	7.634362	-5.84%	0
2013	8.886227	8.107525	-8.76%	0
2012	8.552733	8.886227	3.90%	0
2011	10.924308	8.552733	-21.71%	0
2010*	10.000000	10.924308	9.24%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.589858	11.213536	-10.93%	0
2013	10.615787	12.589858	18.60%	0
2012	9.338719	10.615787	13.67%	0
2011	10.511876	9.338719	-11.16%	0
2010*	10.000000	10.511876	5.12%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.853650	14.151171	10.09%	0
2013	9.981307	12.853650	28.78%	0
2012	8.207875	9.981307	21.61%	0
2011*	10.000000	8.207875	-17.92%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.855678	17.917086	20.61%	50
2013	10.901958	14.855678	36.27%	62
2012	9.524334	10.901958	14.46%	6,981
2011*	10.000000	9.524334	-4.76%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.175314	13.562365	2.94%	0
2013	9.778647	13.175314	34.74%	0
2012	8.661432	9.778647	12.90%	0
2011*	10.000000	8.661432	-13.39%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	11.850416	10.617244	-10.41%	0
2013	10.171468	11.850416	16.51%	0
2012	8.998973	10.171468	13.03%	0
2011	10.774448	8.998973	-16.48%	0
2010*	10.000000	10.774448	7.74%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.490419	14.286565	-1.41%	0
2013	9.796113	14.490419	47.92%	0
2012	8.389692	9.796113	16.76%	0
2011*	10.000000	8.389692	-16.10%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.182160	12.260795	0.65%	0
2013	8.428669	12.182160	44.53%	0
2012	7.031564	8.428669	19.87%	0
2011	8.852938	7.031564	-20.57%	0
2010*	10.000000	8.852938	-11.47%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.687004	17.895952	14.08%	0
2013	11.982202	15.687004	30.92%	0
2012	10.573761	11.982202	13.32%	0
2011	10.688724	10.573761	-1.08%	0
2010*	10.000000	10.688724	6.89%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.286113	11.545966	-13.10%	79
2013	10.982958	13.286113	20.97%	70
2012	10.948064	10.982958	0.32%	0
2011	10.981549	10.948064	-0.30%	0
2010*	10.000000	10.981549	9.82%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.430827	16.794117	16.38%	0
2013	11.244385	14.430827	28.34%	0
2012	10.311012	11.244385	9.05%	0
2011*	10.000000	10.311012	3.11%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.141390	3.074032	-25.77%	284
2013	6.845143	4.141390	-39.50%	223
2012	8.216356	6.845143	-16.69%	0
2011*	10.000000	8.216356	-17.84%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.257135	12.502773	21.89%	74
2013	10.510488	10.257135	-2.41%	89
2012	9.200553	10.510488	14.24%	3,512
2011*	10.000000	9.200553	-7.99%	406

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.484133	3.728986	-32.00%	0
2013	4.829023	5.484133	13.57%	0
2012	5.322351	4.829023	-9.27%	0
2011	8.734123	5.322351	-39.06%	0
2010*	10.000000	8.734123	-12.66%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.627022	13.939261	31.17%	0
2013	8.165798	10.627022	30.14%	0
2012	8.740182	8.165798	-6.57%	0
2011*	10.000000	8.740182	-12.60%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.356003	6.962040	-5.36%	0
2013	7.562024	7.356003	-2.72%	0
2012	8.920062	7.562024	-15.22%	0
2011	8.266799	8.920062	7.90%	0
2010*	10.000000	8.266799	-17.33%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.040034	5.051615	0.23%	0
2013	6.544113	5.040034	-22.98%	0
2012	8.406932	6.544113	-22.16%	0
2011	8.469174	8.406932	-0.73%	758
2010*	10.000000	8.469174	-15.31%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.092607	3.216837	-21.40%	0
2013	5.945996	4.092607	-31.17%	0
2012	7.510655	5.945996	-20.83%	0
2011	8.604183	7.510655	-12.71%	0
2010*	10.000000	8.604183	-13.96%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.078599	13.910107	15.16%	0
2013	9.895298	12.078599	22.06%	0
2012	9.201162	9.895298	7.54%	0
2011*	10.000000	9.201162	-7.99%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.719573	11.491199	-1.95%	0
2013	10.725552	11.719573	9.27%	0
2012	9.441582	10.725552	13.60%	0
2011*	10.000000	9.441582	-5.58%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.352717	15.097215	32.98%	0
2013	14.394882	11.352717	-21.13%	0
2012	14.622682	14.394882	-1.56%	0
2011	10.449755	14.622682	39.93%	0
2010*	10.000000	10.449755	4.50%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.763502	32.798044	32.45%	0
2013	14.185196	24.763502	74.57%	0
2012	10.877873	14.185196	30.40%	0
2011	11.291101	10.877873	-3.66%	0
2010*	10.000000	11.291101	12.91%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.757080	1.100605	-37.36%	0
2013	3.508606	1.757080	-49.92%	0
2012	5.555906	3.508606	-36.85%	0
2011	7.321893	5.555906	-24.12%	0
2010*	10.000000	7.321893	-26.78%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.572717	14.204211	22.74%	2,261
2013	10.474901	11.572717	10.48%	2,280
2012	10.728981	10.474901	-2.37%	4,994
2011*	10.000000	10.728981	7.29%	5,035
Rydex Variable Trust - Banking Fund - Q/NQ
2014	5.222407	5.265924	0.83%	0
2013	4.146227	5.222407	25.96%	0
2012	3.423659	4.146227	21.11%	1,521
2011	4.515103	3.423659	-24.17%	0
2010	4.096667	4.515103	10.21%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	12.553260	12.017030	-4.27%	12
2013	12.716316	12.553260	-1.28%	12
2012	11.779909	12.716316	7.95%	597
2011	14.461948	11.779909	-18.55%	862
2010	11.709139	14.461948	23.51%	1,137
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.062020	27.250024	29.38%	1,484
2013	14.008555	21.062020	50.35%	926
2012	10.566387	14.008555	32.58%	2,820
2011	9.798900	10.566387	7.83%	1,571
2010	9.078481	9.798900	7.94%	208

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.166070	3.323703	-35.66%	236
2013	5.474347	5.166070	-5.63%	180
2012	5.695264	5.474347	-3.88%	0
2011	6.256685	5.695264	-8.97%	0
2010	5.940041	6.256685	5.33%	5,592
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.894086	19.649788	9.81%	1,882
2013	14.309901	17.894086	25.05%	1,882
2012	13.459959	14.309901	6.31%	2,192
2011	12.134208	13.459959	10.93%	2,997
2010	10.611251	12.134208	14.35%	3,261
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	14.642711	16.675555	13.88%	1,316
2013	9.230390	14.642711	58.64%	1,316
2012	8.081925	9.230390	14.21%	1,681
2011	7.598172	8.081925	6.37%	4,297
2010	6.254939	7.598172	21.47%	626
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	7.810396	9.422856	20.65%	22
2013	5.931403	7.810396	31.68%	22
2012	6.020643	5.931403	-1.48%	367
2011	7.393902	6.020643	-18.57%	1,497
2010	6.921960	7.393902	6.82%	1,704
Rydex Variable Trust - Energy Fund - Q/NQ
2014	12.475282	9.897690	-20.66%	12
2013	10.363088	12.475282	20.38%	12
2012	10.380089	10.363088	-0.16%	279
2011	11.307048	10.380089	-8.20%	3,019
2010	9.740797	11.307048	16.08%	1,875
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	11.522215	7.937693	-31.11%	111
2013	9.538858	11.522215	20.79%	80
2012	9.744757	9.538858	-2.11%	0
2011	11.018190	9.744757	-11.56%	2,213
2010	8.965253	11.018190	22.90%	19
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	7.890434	6.732096	-14.68%	0
2013	6.531986	7.890434	20.80%	0
2012	5.507027	6.531986	18.61%	0
2011	6.655566	5.507027	-17.26%	0
2010	7.650541	6.655566	-13.01%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	7.074634	7.765488	9.77%	4,542
2013	5.688478	7.074634	24.37%	2,437
2012	4.755849	5.688478	19.61%	897
2011	5.733284	4.755849	-17.05%	1,872
2010	5.141647	5.733284	11.51%	2,095
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.512366	15.115024	31.29%	0
2013	14.443973	11.512366	-20.30%	0
2012	14.383084	14.443973	0.42%	0
2011	10.425821	14.383084	37.96%	1,038
2010	9.711973	10.425821	7.35%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	15.408300	18.721843	21.50%	190
2013	11.143503	15.408300	38.27%	292
2012	9.755398	11.143503	14.23%	352
2011	9.556982	9.755398	2.08%	863
2010	9.180502	9.556982	4.10%	965
Rydex Variable Trust - Internet Fund - Q/NQ
2014	16.941761	16.841343	-0.59%	1,685
2013	11.489708	16.941761	47.45%	1,785
2012	9.876291	11.489708	16.34%	1,738
2011	11.500305	9.876291	-14.12%	2,813
2010	9.766206	11.500305	17.76%	3,143
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.229438	0.937774	-23.72%	0
2013	2.247274	1.229438	-45.29%	0
2012	2.972637	2.247274	-24.40%	2,114
2011	4.180579	2.972637	-28.89%	2,230
2010	6.151243	4.180579	-32.04%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.560544	3.338754	-26.79%	333
2013	4.058131	4.560544	12.38%	351
2012	4.437367	4.058131	-8.55%	1,265
2011	6.542461	4.437367	-32.18%	0
2010	7.696084	6.542461	-14.99%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.873981	2.478215	-13.77%	0
2013	4.069801	2.873981	-29.38%	0
2012	5.113317	4.069801	-20.41%	0
2011	5.659168	5.113317	-9.65%	0
2010	7.769311	5.659168	-27.16%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.631995	2.088074	-20.67%	0
2013	3.804944	2.631995	-30.83%	0
2012	4.797325	3.804944	-20.69%	0
2011	5.471349	4.797325	-12.32%	0
2010	7.127708	5.471349	-23.24%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.602456	2.312872	-11.13%	0
2013	3.860002	2.602456	-32.58%	0
2012	4.837529	3.860002	-20.21%	1,020
2011	5.370116	4.837529	-9.92%	1,076
2010	7.610453	5.370116	-29.44%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.651379	3.045474	-16.59%	0
2013	5.096492	3.651379	-28.36%	0
2012	6.296810	5.096492	-19.06%	544
2011	7.099968	6.296810	-11.31%	574
2010	8.769400	7.099968	-19.04%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	9.983518	8.233858	-17.53%	383
2013	6.563718	9.983518	52.10%	403
2012	5.605493	6.563718	17.09%	0
2011	8.091362	5.605493	-30.72%	0
2010	7.170800	8.091362	12.84%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	14.858829	15.571934	4.80%	975
2013	10.701136	14.858829	38.85%	2,817
2012	9.047211	10.701136	18.28%	3,300
2011	9.056704	9.047211	-0.10%	4,609
2010	7.126234	9.056704	27.09%	5,019
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.265945	15.569301	9.14%	421
2013	9.739083	14.265945	46.48%	1,734
2012	8.034607	9.739083	21.21%	2,345
2011	8.917357	8.034607	-9.90%	4,426
2010	6.648893	8.917357	34.12%	931
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	21.032969	28.008160	33.16%	0
2013	11.969785	21.032969	75.72%	0
2012	9.153591	11.969785	30.77%	1,310
2011	9.451700	9.153591	-3.15%	0
2010	7.080801	9.451700	33.48%	503

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.912572	19.366756	14.51%	0
2013	12.885120	16.912572	31.26%	0
2012	11.318075	12.885120	13.85%	0
2011	11.361200	11.318075	-0.38%	0
2010	9.834368	11.361200	15.53%	134
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.577555	14.542540	15.62%	619
2013	8.658115	12.577555	45.27%	619
2012	7.264536	8.658115	19.18%	992
2011	7.538451	7.264536	-3.63%	817
2010	6.444759	7.538451	16.97%	980
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.382678	4.337530	-19.42%	1,834
2013	10.243446	5.382678	-47.45%	1,847
2012	10.955726	10.243446	-6.50%	4,461
2011	14.815294	10.955726	-26.05%	5,338
2010	11.004604	14.815294	34.63%	6,384
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	9.185779	10.837812	17.98%	3,283
2013	9.063829	9.185779	1.35%	3,283
2012	7.855652	9.063829	15.38%	3,596
2011	7.878223	7.855652	-0.29%	5,060
2010	6.470954	7.878223	21.75%	10,019
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	15.440696	16.357783	5.94%	91
2013	11.661719	15.440696	32.40%	91
2012	10.243436	11.661719	13.85%	295
2011	9.976873	10.243436	2.67%	1,268
2010	8.176884	9.976873	22.01%	1,347
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	12.509868	12.720055	1.68%	332
2013	8.091660	12.509868	54.60%	332
2012	6.797208	8.091660	19.04%	534
2011	7.938619	6.797208	-14.38%	1,588
2010	5.906485	7.938619	34.41%	550
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.860570	14.415183	21.54%	1,039
2013	7.210134	11.860570	64.50%	1,039
2012	5.715646	7.210134	26.15%	2,169
2011	6.102955	5.715646	-6.35%	908
2010	4.988715	6.102955	22.34%	798

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	15.510790	17.001301	9.61%	2,447
2013	11.257024	15.510790	37.79%	2,447
2012	10.190031	11.257024	10.47%	2,447
2011	10.565773	10.190031	-3.56%	2,777
2010	8.666915	10.565773	21.91%	3,134
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	14.085408	15.236173	8.17%	4,380
2013	9.944892	14.085408	41.63%	4,527
2012	8.345394	9.944892	19.17%	3,242
2011	8.839095	8.345394	-5.59%	3,269
2010	7.534714	8.839095	17.31%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	18.004163	17.281368	-4.01%	2,365
2013	13.775054	18.004163	30.70%	2,365
2012	12.174581	13.775054	13.15%	2,365
2011	12.568824	12.174581	-3.14%	2,684
2010	9.723032	12.568824	29.27%	2,886
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.364572	13.906535	4.06%	100
2013	10.093229	13.364572	32.41%	104
2012	8.849326	10.093229	14.06%	0
2011	9.774845	8.849326	-9.47%	0
2010	8.345323	9.774845	17.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	15.062613	14.685906	-2.50%	0
2013	10.932699	15.062613	37.78%	129
2012	10.138195	10.932699	7.84%	0
2011	10.044511	10.138195	0.93%	0
2010	8.215164	10.044511	22.27%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.743790	12.588234	-1.22%	0
2013	9.151066	12.743790	39.26%	0
2012	7.797169	9.151066	17.36%	563
2011	8.830718	7.797169	-11.70%	0
2010	7.239781	8.830718	21.97%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	4.871283	5.838694	19.86%	0
2013	5.149072	4.871283	-5.39%	0
2012	5.635459	5.149072	-8.63%	0
2011	6.036766	5.635459	-6.65%	0
2010	6.483726	6.036766	-6.89%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	12.003236	12.903358	7.50%	17
2013	9.092623	12.003236	32.01%	17
2012	8.328266	9.092623	9.18%	290
2011	9.406829	8.328266	-11.47%	1,257
2010	8.611549	9.406829	9.24%	1,323
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.321996	8.326140	0.05%	0
2013	7.266344	8.321996	14.53%	0
2012	7.107712	7.266344	2.23%	0
2011	8.516204	7.107712	-16.54%	0
2010	7.627552	8.516204	11.65%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	13.015436	15.583593	19.73%	2,940
2013	8.861449	13.015436	46.88%	3,060
2012	7.729943	8.861449	14.64%	3,096
2011	8.919631	7.729943	-13.34%	4,295
2010	7.369610	8.919631	21.03%	4,666
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.425267	14.888237	19.82%	1,915
2013	11.215540	12.425267	10.79%	1,915
2012	11.376712	11.215540	-1.42%	1,915
2011	10.033406	11.376712	13.39%	2,174
2010	9.627944	10.033406	4.21%	2,338
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.284800	7.068725	-23.87%	0
2013	9.798749	9.284800	-5.25%	0
2012	9.972669	9.798749	-1.74%	1,256
2011	10.619056	9.972669	-6.09%	0
2010	11.538469	10.619056	-7.97%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.037370	9.920932	-1.16%	0
2013*	10.000000	10.037370	0.37%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.461475	10.494746	0.32%	494
2013	11.759516	10.461475	-11.04%	496
2012	10.232548	11.759516	14.92%	0
2011*	10.000000	10.232548	2.33%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.524782	5.25%	0

Additional Contract Options Elected Total - 2.50%
Variable account charges of the daily net assets of the variable account - 2.50%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.430475	11.578435	11.01%	291
2013	10.423405	10.430475	0.07%	307
2012	8.227511	10.423405	26.69%	0
2011*	10.000000	8.227511	-17.72%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.029063	10.967969	-0.55%	0
2013	9.772326	11.029063	12.86%	0
2012	8.815981	9.772326	10.85%	0
2011*	10.000000	8.815981	-11.84%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.290044	6.538430	-21.13%	4,364
2013	7.692321	8.290044	7.77%	4,366
2012	7.631663	7.692321	0.79%	5,150
2011*	10.000000	7.631663	-23.68%	3,592
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.643818	9.302443	-3.54%	0
2013	9.415628	9.643818	2.42%	0
2012	9.530769	9.415628	-1.21%	0
2011*	10.000000	9.530769	-4.69%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.275320	11.768990	4.38%	0
2013	9.950975	11.275320	13.31%	0
2012	9.007192	9.950975	10.48%	0
2011*	10.000000	9.007192	-9.93%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.350951	11.288414	9.06%	0
2013*	10.000000	10.350951	3.51%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.845635	9.911171	0.67%	0
2013	11.039412	9.845635	-10.81%	0
2012	10.549793	11.039412	4.64%	0
2011*	10.000000	10.549793	5.50%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	13.111287	14.374562	9.64%	0
2013	9.905749	13.111287	32.36%	0
2012	8.859346	9.905749	11.81%	0
2011	8.816468	8.859346	0.49%	0
2010	7.925733	8.816468	11.24%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	13.575843	14.960162	10.20%	0
2013	10.575598	13.575843	28.37%	0
2012	9.472319	10.575598	11.65%	0
2011	9.622078	9.472319	-1.56%	0
2010	8.705168	9.622078	10.53%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.389630	11.308128	-0.72%	0
2013*	10.000000	11.389630	13.90%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.815460	11.736624	-0.67%	0
2013	10.596935	11.815460	11.50%	0
2012	9.889236	10.596935	7.16%	0
2011	10.530819	9.889236	-6.09%	0
2010*	10.000000	10.530819	5.31%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.339742	6.744408	-19.13%	0
2013	9.537653	8.339742	-12.56%	0
2012	9.997316	9.537653	-4.60%	0
2011	11.744198	9.997316	-14.87%	0
2010*	10.000000	11.744198	17.44%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.096057	-9.04%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.251768	12.52%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.537020	10.257453	-2.65%	0
2013	10.402188	10.537020	1.30%	0
2012*	10.000000	10.402188	4.02%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.797199	7.97%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.088146	11.403845	2.85%	0
2013	9.865006	11.088146	12.40%	0
2012	9.020097	9.865006	9.37%	0
2011*	10.000000	9.020097	-9.80%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.438260	13.468516	0.23%	0
2013	11.141346	13.438260	20.62%	0
2012	9.913536	11.141346	12.39%	0
2011	10.331754	9.913536	-4.05%	0
2010*	10.000000	10.331754	3.32%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.463125	10.666951	1.95%	0
2013*	10.000000	10.463125	4.63%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.330433	11.671785	3.01%	0
2013*	10.000000	11.330433	13.30%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.248176	10.380876	1.29%	0
2013*	10.000000	10.248176	2.48%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.291594	11.385637	0.83%	598
2013	9.387142	11.291594	20.29%	0
2012	8.472097	9.387142	10.80%	0
2011	9.378043	8.472097	-9.66%	0
2010	8.358197	9.378043	12.20%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.461345	10.479983	0.18%	0
2013	9.040161	10.461345	15.72%	0
2012	8.252600	9.040161	9.54%	0
2011	8.840338	8.252600	-6.65%	0
2010	7.974931	8.840338	10.85%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.275062	10.193281	-0.80%	0
2013	9.570948	10.275062	7.36%	0
2012	8.865599	9.570948	7.96%	0
2011	9.122354	8.865599	-2.81%	0
2010	8.434308	9.122354	8.16%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.581395	7.188616	9.23%	0
2013	6.583182	6.581395	-0.03%	199
2012	7.608455	6.583182	-13.48%	228
2011	8.544265	7.608455	-10.95%	259
2010	9.089212	8.544265	-6.00%	291
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.212962	10.230685	0.17%	0
2013	8.922466	10.212962	14.46%	563
2012	8.768004	8.922466	1.76%	645
2011	9.628882	8.768004	-8.94%	733
2010	8.884787	9.628882	8.37%	826
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	7.951456	8.109752	1.99%	0
2013	8.026827	7.951456	-0.94%	627
2012	8.058109	8.026827	-0.39%	717
2011	7.998011	8.058109	0.75%	815
2010	7.729406	7.998011	3.48%	918
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.076618	10.053478	-0.23%	0
2013*	10.000000	10.076618	0.77%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.044274	10.311709	2.66%	0
2013*	10.000000	10.044274	0.44%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.989256	10.290391	3.01%	0
2013*	10.000000	9.989256	-0.11%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.257764	12.239327	-7.68%	0
2013	10.872138	13.257764	21.94%	0
2012	9.362001	10.872138	16.13%	0
2011	10.352549	9.362001	-9.57%	0
2010*	10.000000	10.352549	3.53%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.759303	9.069337	-7.07%	0
2013*	10.000000	9.759303	-2.41%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.932884	9.533462	-4.02%	0
2013*	10.000000	9.932884	-0.67%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.574590	10.742642	1.59%	0
2013	9.997256	10.574590	5.77%	0
2012	9.389622	9.997256	6.47%	0
2011*	10.000000	9.389622	-6.10%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.713893	12.675646	8.21%	0
2013*	10.000000	11.713893	17.14%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.528801	12.818612	2.31%	0
2013	10.428300	12.528801	20.14%	0
2012	9.248277	10.428300	12.76%	0
2011*	10.000000	9.248277	-7.52%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.759214	-2.41%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.147623	1.48%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.668277	11.726466	0.50%	0
2013*	10.000000	11.668277	16.68%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.405659	11.321407	-0.74%	0
2013*	10.000000	11.405659	14.06%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.880324	14.134616	1.83%	0
2013	11.000819	13.880324	26.18%	0
2012	9.719334	11.000819	13.18%	0
2011	10.652696	9.719334	-8.76%	0
2010*	10.000000	10.652696	6.53%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.072049	12.269768	1.64%	0
2013	10.804260	12.072049	11.73%	0
2012	9.983381	10.804260	8.22%	0
2011	10.383734	9.983381	-3.86%	0
2010*	10.000000	10.383734	3.84%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.929286	13.191440	2.03%	530
2013	10.942651	12.929286	18.15%	0
2012	9.881527	10.942651	10.74%	0
2011	10.501648	9.881527	-5.90%	0
2010*	10.000000	10.501648	5.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.798737	10.874488	0.70%	0
2013	10.560382	10.798737	2.26%	0
2012	10.081417	10.560382	4.75%	0
2011	10.200654	10.081417	-1.17%	0
2010*	10.000000	10.200654	2.01%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.263469	10.227797	-0.35%	0
2013*	10.000000	10.263469	2.63%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.335369	10.173874	-1.56%	0
2013*	10.000000	10.335369	3.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.486676	12.724361	1.90%	0
2013	10.876765	12.486676	14.80%	0
2012	9.933291	10.876765	9.50%	0
2011	10.436112	9.933291	-4.82%	0
2010*	10.000000	10.436112	4.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.274764	13.526365	1.90%	0
2013	10.961006	13.274764	21.11%	0
2012	9.816640	10.961006	11.66%	0
2011	10.566659	9.816640	-7.10%	0
2010*	10.000000	10.566659	5.67%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.660922	11.827455	1.43%	0
2013	10.757065	11.660922	8.40%	0
2012	10.031663	10.757065	7.23%	0
2011	10.321481	10.031663	-2.81%	0
2010*	10.000000	10.321481	3.21%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.138230	10.362006	2.21%	0
2013	10.621140	10.138230	-4.55%	0
2012	10.175469	10.621140	4.38%	0
2011*	10.000000	10.175469	1.75%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.573406	-4.27%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.661680	-3.38%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.153668	1.54%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.077525	0.78%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.263448	2.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.167454	1.67%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.243626	2.44%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.072424	0.72%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.242720	10.226644	-0.16%	0
2013*	10.000000	10.242720	2.43%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.307452	10.218735	-0.86%	0
2013*	10.000000	10.307452	3.07%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.231160	2.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.234493	2.34%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.162666	1.63%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	9.005622	8.775978	-2.55%	0
2013	9.241274	9.005622	-2.55%	427
2012	9.483758	9.241274	-2.56%	488
2011	9.731228	9.483758	-2.54%	555
2010	9.985856	9.731228	-2.55%	517
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.498058	9.615330	1.23%	0
2013*	10.000000	9.498058	-5.02%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.937125	12.436716	-3.87%	0
2013	10.964507	12.937125	17.99%	0
2012	9.740325	10.964507	12.57%	0
2011	11.059091	9.740325	-11.92%	0
2010*	10.000000	11.059091	10.59%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.931698	-10.68%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.936238	16.032508	7.34%	0
2013	11.402737	14.936238	30.99%	0
2012	10.075553	11.402737	13.17%	0
2011	10.684010	10.075553	-5.70%	0
2010*	10.000000	10.684010	6.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.053922	15.098425	7.43%	0
2013	10.680396	14.053922	31.59%	0
2012	9.320838	10.680396	14.59%	0
2011	10.184812	9.320838	-8.48%	0
2010*	10.000000	10.184812	1.85%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.650279	15.818438	1.07%	0
2013	11.586492	15.650279	35.07%	0
2012	10.371535	11.586492	11.71%	0
2011	11.138179	10.371535	-6.88%	0
2010*	10.000000	11.138179	11.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.261533	17.403718	14.04%	0
2013	11.542545	15.261533	32.22%	0
2012	10.181113	11.542545	13.37%	0
2011	10.695297	10.181113	-4.81%	0
2010*	10.000000	10.695297	6.95%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.945556	9.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.653427	6.53%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.335984	3.36%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.797231	7.97%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.241506	11.582295	25.33%	0
2013*	10.000000	9.241506	-7.58%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.715010	9.514048	-2.07%	0
2013	9.958736	9.715010	-2.45%	0
2012	9.872156	9.958736	0.88%	0
2011*	10.000000	9.872156	-1.28%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.115937	9.828769	-2.84%	0
2013*	10.000000	10.115937	1.16%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.583045	9.469606	-1.18%	0
2013*	10.000000	9.583045	-4.17%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.683171	10.147717	4.80%	0
2013	9.561979	9.683171	1.27%	0
2012*	10.000000	9.561979	-4.38%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.340528	9.968393	-3.60%	0
2013	10.144213	10.340528	1.94%	0
2012*	10.000000	10.144213	1.44%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.332770	11.270816	-0.55%	0
2013*	10.000000	11.332770	13.33%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.319394	10.101966	-2.11%	0
2013	10.577864	10.319394	-2.44%	0
2012	9.455247	10.577864	11.87%	0
2011*	10.000000	9.455247	-5.45%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.321543	7.392250	-20.70%	0
2013	11.215998	9.321543	-16.89%	0
2012	10.949146	11.215998	2.44%	0
2011	12.151742	10.949146	-9.90%	0
2010*	10.000000	12.151742	21.52%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.310154	11.176558	-1.18%	0
2013	12.485274	11.310154	-9.41%	0
2012	10.879845	12.485274	14.76%	0
2011	10.510965	10.879845	3.51%	0
2010*	10.000000	10.510965	5.11%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.652810	10.412406	-2.26%	0
2013	11.699902	10.652810	-8.95%	0
2012	11.409879	11.699902	2.54%	0
2011	10.798772	11.409879	5.66%	0
2010*	10.000000	10.798772	7.99%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.489391	10.442552	-0.45%	0
2013	11.772325	10.489391	-10.90%	0
2012	11.305357	11.772325	4.13%	0
2011	10.795487	11.305357	4.72%	0
2010*	10.000000	10.795487	7.95%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.103140	12.175794	0.60%	0
2013	11.757915	12.103140	2.94%	0
2012	10.566529	11.757915	11.28%	0
2011	10.502631	10.566529	0.61%	0
2010*	10.000000	10.502631	5.03%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.758314	9.580639	-1.82%	0
2013	10.036962	9.758314	-2.78%	0
2012	9.740228	10.036962	3.05%	0
2011*	10.000000	9.740228	-2.60%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.102889	10.255570	1.51%	0
2013	10.584565	10.102889	-4.55%	0
2012	9.919841	10.584565	6.70%	0
2011*	10.000000	9.919841	-0.80%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.915170	9.946729	0.32%	0
2013*	10.000000	9.915170	-0.85%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.576001	7.287536	-15.02%	0
2013	8.997579	8.576001	-4.69%	0
2012	8.269449	8.997579	8.81%	0
2011	11.109019	8.269449	-25.56%	0
2010*	10.000000	11.109019	11.09%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.584599	12.227379	-2.84%	0
2013	11.550330	12.584599	8.95%	0
2012	10.245334	11.550330	12.74%	0
2011	10.730617	10.245334	-4.52%	0
2010*	10.000000	10.730617	7.31%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.889981	12.855104	-0.27%	0
2013	12.022729	12.889981	7.21%	0
2012	10.810988	12.022729	11.21%	0
2011	10.796842	10.810988	0.13%	0
2010*	10.000000	10.796842	7.97%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.890046	9.486590	-4.08%	0
2013	8.827187	9.890046	12.04%	0
2012	7.844624	8.827187	12.53%	0
2011	11.026459	7.844624	-28.86%	0
2010*	10.000000	11.026459	10.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.507434	13.453302	7.56%	0
2013	9.617075	12.507434	30.05%	0
2012	7.397975	9.617075	30.00%	0
2011*	10.000000	7.397975	-26.02%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.338739	9.253978	-0.91%	0
2013	8.091611	9.338739	15.41%	0
2012	7.654319	8.091611	5.71%	0
2011*	10.000000	7.654319	-23.46%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.596814	3.841297	-16.44%	0
2013	6.422399	4.596814	-28.43%	0
2012	7.902488	6.422399	-18.73%	0
2011	8.899490	7.902488	-11.20%	0
2010*	10.000000	8.899490	-11.01%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.871144	26.385463	26.42%	0
2013	12.716435	20.871144	64.13%	0
2012	9.274418	12.716435	37.11%	0
2011*	10.000000	9.274418	-7.26%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	14.064239	15.277444	8.63%	0
2013	11.122470	14.064239	26.45%	0
2012	10.022189	11.122470	10.98%	0
2011	10.283817	10.022189	-2.54%	0
2010*	10.000000	10.283817	2.84%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.256428	14.239619	7.42%	0
2013	10.590086	13.256428	25.18%	0
2012	9.803242	10.590086	8.03%	0
2011*	10.000000	9.803242	-1.97%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.496826	16.983468	9.59%	0
2013	11.369271	15.496826	36.30%	0
2012	9.555596	11.369271	18.98%	0
2011*	10.000000	9.555596	-4.44%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.092296	7.616117	-5.88%	0
2013	8.874090	8.092296	-8.81%	0
2012	8.545442	8.874090	3.85%	0
2011	10.920598	8.545442	-21.75%	0
2010*	10.000000	10.920598	9.21%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.566254	11.186781	-10.98%	0
2013	10.601305	12.566254	18.53%	0
2012	9.330765	10.601305	13.62%	0
2011	10.508303	9.330765	-11.21%	0
2010*	10.000000	10.508303	5.08%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.836089	14.124598	10.04%	0
2013	9.972777	12.836089	28.71%	0
2012	8.205078	9.972777	21.54%	0
2011*	10.000000	8.205078	-17.95%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.835374	17.883414	20.55%	0
2013	10.892647	14.835374	36.20%	0
2012	9.521091	10.892647	14.41%	0
2011*	10.000000	9.521091	-4.79%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.157317	13.536884	2.88%	0
2013	9.770302	13.157317	34.67%	0
2012	8.658482	9.770302	12.84%	0
2011*	10.000000	8.658482	-13.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	11.828149	10.591856	-10.45%	0
2013	10.157559	11.828149	16.45%	0
2012	8.991302	10.157559	12.97%	0
2011	10.770790	8.991302	-16.52%	0
2010*	10.000000	10.770790	7.71%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.470627	14.259733	-1.46%	0
2013	9.787749	14.470627	47.84%	0
2012	8.386833	9.787749	16.70%	0
2011*	10.000000	8.386833	-16.13%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.159286	12.231485	0.59%	0
2013	8.417156	12.159286	44.46%	0
2012	7.025572	8.417156	19.81%	0
2011	8.849932	7.025572	-20.61%	0
2010*	10.000000	8.849932	-11.50%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.657605	17.853268	14.02%	0
2013	11.965860	15.657605	30.85%	0
2012	10.564769	11.965860	13.26%	0
2011	10.685102	10.564769	-1.13%	0
2010*	10.000000	10.685102	6.85%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.261183	11.518377	-13.14%	0
2013	10.967969	13.261183	20.91%	0
2012	10.938750	10.967969	0.27%	0
2011	10.977827	10.938750	-0.36%	0
2010*	10.000000	10.977827	9.78%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.411118	16.762565	16.32%	0
2013	11.234783	14.411118	28.27%	0
2012	10.307498	11.234783	9.00%	0
2011*	10.000000	10.307498	3.07%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.135720	3.068252	-25.81%	0
2013	6.839291	4.135720	-39.53%	0
2012	8.213558	6.839291	-16.73%	0
2011*	10.000000	8.213558	-17.86%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.243120	12.479290	21.83%	0
2013	10.501510	10.243120	-2.46%	0
2012	9.197429	10.501510	14.18%	0
2011*	10.000000	9.197429	-8.03%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.473825	3.720064	-32.04%	0
2013	4.822421	5.473825	13.51%	0
2012	5.317814	4.822421	-9.32%	0
2011	8.731148	5.317814	-39.09%	0
2010*	10.000000	8.731148	-12.69%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.612507	13.913079	31.10%	0
2013	8.158821	10.612507	30.07%	0
2012	8.737203	8.158821	-6.62%	0
2011*	10.000000	8.737203	-12.63%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.342194	6.945409	-5.40%	0
2013	7.551695	7.342194	-2.77%	0
2012	8.912454	7.551695	-15.27%	0
2011	8.263983	8.912454	7.85%	0
2010*	10.000000	8.263983	-17.36%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.030575	5.039548	0.18%	0
2013	6.535181	5.030575	-23.02%	0
2012	8.399778	6.535181	-22.20%	0
2011	8.466295	8.399778	-0.79%	0
2010*	10.000000	8.466295	-15.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.084913	3.209147	-21.44%	0
2013	5.937858	4.084913	-31.21%	0
2012	7.504244	5.937858	-20.87%	0
2011	8.601251	7.504244	-12.75%	0
2010*	10.000000	8.601251	-13.99%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	12.062117	13.884014	15.10%	0
2013	9.886851	12.062117	22.00%	0
2012	9.198036	9.886851	7.49%	0
2011*	10.000000	9.198036	-8.02%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.703557	11.469599	-2.00%	0
2013	10.716383	11.703557	9.21%	0
2012	9.438362	10.716383	13.54%	0
2011*	10.000000	9.438362	-5.62%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.331402	15.061148	32.92%	0
2013	14.375224	11.331402	-21.17%	0
2012	14.610229	14.375224	-1.61%	0
2011	10.446203	14.610229	39.86%	0
2010*	10.000000	10.446203	4.46%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.717071	32.719766	32.38%	0
2013	14.165852	24.717071	74.48%	0
2012	10.868623	14.165852	30.34%	0
2011	11.287275	10.868623	-3.71%	0
2010*	10.000000	11.287275	12.87%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.753751	1.097957	-37.39%	0
2013	3.503782	1.753751	-49.95%	0
2012	5.551164	3.503782	-36.88%	0
2011	7.319396	5.551164	-24.16%	0
2010*	10.000000	7.319396	-26.81%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.556895	14.177516	22.68%	0
2013	10.465945	11.556895	10.42%	0
2012	10.725330	10.465945	-2.42%	0
2011*	10.000000	10.725330	7.25%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	5.201347	5.241991	0.78%	0
2013	4.131617	5.201347	25.89%	0
2012	3.413348	4.131617	21.04%	0
2011	4.503805	3.413348	-24.21%	0
2010	4.088515	4.503805	10.16%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	12.502639	11.962427	-4.32%	0
2013	12.671535	12.502639	-1.33%	0
2012	11.744465	12.671535	7.89%	0
2011	14.425828	11.744465	-18.59%	0
2010	11.685875	14.425828	23.45%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	20.977209	27.126383	29.31%	0
2013	13.959294	20.977209	50.27%	0
2012	10.534636	13.959294	32.51%	0
2011	9.774454	10.534636	7.78%	0
2010	9.060469	9.774454	7.88%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.145252	3.308609	-35.70%	0
2013	5.455091	5.145252	-5.68%	119
2012	5.678151	5.455091	-3.93%	137
2011	6.241077	5.678151	-9.02%	155
2010	5.928253	6.241077	5.28%	175
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.822014	19.560616	9.76%	0
2013	14.259577	17.822014	24.98%	0
2012	13.419527	14.259577	6.26%	0
2011	12.103950	13.419527	10.87%	0
2010	10.590225	12.103950	14.29%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	14.583680	16.599818	13.82%	0
2013	9.197894	14.583680	58.55%	0
2012	8.057620	9.197894	14.15%	0
2011	7.579202	8.057620	6.31%	0
2010	6.242515	7.579202	21.41%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	7.778913	9.380065	20.58%	0
2013	5.910521	7.778913	31.61%	0
2012	6.002532	5.910521	-1.53%	0
2011	7.375451	6.002532	-18.61%	0
2010	6.908232	7.375451	6.76%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	12.425020	9.852744	-20.70%	0
2013	10.326627	12.425020	20.32%	0
2012	10.348879	10.326627	-0.22%	0
2011	11.278830	10.348879	-8.25%	0
2010	9.721472	11.278830	16.02%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	11.475765	7.901625	-31.15%	0
2013	9.505278	11.475765	20.73%	0
2012	9.715447	9.505278	-2.16%	0
2011	10.990678	9.715447	-11.60%	0
2010	8.947458	10.990678	22.84%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	7.858629	6.701524	-14.72%	0
2013	6.509000	7.858629	20.73%	0
2012	5.490462	6.509000	18.55%	0
2011	6.638950	5.490462	-17.30%	0
2010	7.635348	6.638950	-13.05%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	7.046140	7.730256	9.71%	0
2013	5.668470	7.046140	24.30%	0
2012	4.741556	5.668470	19.55%	0
2011	5.718976	4.741556	-17.09%	0
2010	5.131439	5.718976	11.45%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.465703	15.046028	31.23%	267
2013	14.392814	11.465703	-20.34%	306
2012	14.339516	14.392814	0.37%	351
2011	10.399562	14.339516	37.89%	399
2010	9.692483	10.399562	7.30%	449
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	15.346238	18.636872	21.44%	0
2013	11.104304	15.346238	38.20%	0
2012	9.726079	11.104304	14.17%	0
2011	9.533143	9.726079	2.02%	0
2010	9.162292	9.533143	4.05%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	16.873527	16.764917	-0.64%	0
2013	11.449297	16.873527	47.38%	0
2012	9.846614	11.449297	16.28%	0
2011	11.471631	9.846614	-14.17%	0
2010	9.746843	11.471631	17.70%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.224475	0.933514	-23.76%	0
2013	2.239373	1.224475	-45.32%	0
2012	2.963701	2.239373	-24.44%	0
2011	4.170142	2.963701	-28.93%	0
2010	6.139034	4.170142	-32.07%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.542167	3.323605	-26.83%	0
2013	4.043851	4.542167	12.32%	0
2012	4.424030	4.043851	-8.59%	0
2011	6.526130	4.424030	-32.21%	0
2010	7.680819	6.526130	-15.03%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.862386	2.466942	-13.82%	0
2013	4.055464	2.862386	-29.42%	0
2012	5.097929	4.055464	-20.45%	0
2011	5.645027	5.097929	-9.69%	0
2010	7.753892	5.645027	-27.20%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.621387	2.078593	-20.71%	0
2013	3.791554	2.621387	-30.86%	0
2012	4.782900	3.791554	-20.73%	0
2011	5.457694	4.782900	-12.36%	0
2010	7.113581	5.457694	-23.28%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.591972	2.302373	-11.17%	0
2013	3.846422	2.591972	-32.61%	0
2012	4.822990	3.846422	-20.25%	0
2011	5.356714	4.822990	-9.96%	0
2010	7.595357	5.356714	-29.47%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.636674	3.031650	-16.64%	0
2013	5.078567	3.636674	-28.39%	0
2012	6.277894	5.078567	-19.10%	0
2011	7.082257	6.277894	-11.36%	0
2010	8.752026	7.082257	-19.08%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	9.943265	8.196442	-17.57%	0
2013	6.540598	9.943265	52.02%	0
2012	5.588619	6.540598	17.03%	0
2011	8.071152	5.588619	-30.76%	0
2010	7.156558	8.071152	12.78%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	14.799021	15.501284	4.75%	0
2013	10.663519	14.799021	38.78%	0
2012	9.020047	10.663519	18.22%	0
2011	9.034134	9.020047	-0.16%	0
2010	7.112109	9.034134	27.02%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.208447	15.498595	9.08%	0
2013	9.704800	14.208447	46.41%	0
2012	8.010433	9.704800	21.15%	0
2011	8.895090	8.010433	-9.95%	0
2010	6.635688	8.895090	34.05%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.948199	27.880978	33.09%	0
2013	11.927653	20.948199	75.63%	0
2012	9.126057	11.927653	30.70%	0
2011	9.428105	9.126057	-3.20%	0
2010	7.066735	9.428105	33.42%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.844405	19.278813	14.45%	579
2013	12.839778	16.844405	31.19%	664
2012	11.284040	12.839778	13.79%	761
2011	11.332834	11.284040	-0.43%	864
2010	9.814844	11.332834	15.47%	974
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.526873	14.476512	15.56%	859
2013	8.627641	12.526873	45.19%	987
2012	7.242682	8.627641	19.12%	1,130
2011	7.519636	7.242682	-3.68%	1,284
2010	6.431975	7.519636	16.91%	1,446
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.360980	4.317825	-19.46%	0
2013	10.207403	5.360980	-47.48%	0
2012	10.922776	10.207403	-6.55%	0
2011	14.778297	10.922776	-26.09%	0
2010	10.982743	14.778297	34.56%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	9.148757	10.788606	17.92%	0
2013	9.031930	9.148757	1.29%	0
2012	7.832022	9.031930	15.32%	0
2011	7.858546	7.832022	-0.34%	0
2010	6.458096	7.858546	21.69%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	15.378442	16.283470	5.89%	0
2013	11.620651	15.378442	32.34%	0
2012	10.212613	11.620651	13.79%	0
2011	9.951955	10.212613	2.62%	0
2010	8.160644	9.951955	21.95%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	12.459446	12.662288	1.63%	0
2013	8.063169	12.459446	54.52%	0
2012	6.776753	8.063169	18.98%	0
2011	7.918789	6.776753	-14.42%	0
2010	5.894750	7.918789	34.34%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.812736	14.349680	21.48%	0
2013	7.184740	11.812736	64.41%	0
2012	5.698450	7.184740	26.08%	0
2011	6.087704	5.698450	-6.39%	0
2010	4.978810	6.087704	22.27%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	15.448305	16.924132	9.55%	0
2013	11.217420	15.448305	37.72%	0
2012	10.159397	11.217420	10.41%	0
2011	10.539405	10.159397	-3.61%	0
2010	8.649722	10.539405	21.85%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	14.028628	15.166975	8.11%	0
2013	9.909884	14.028628	41.56%	0
2012	8.320298	9.909884	19.10%	0
2011	8.817028	8.320298	-5.63%	0
2010	7.519760	8.817028	17.25%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	17.931659	17.202941	-4.06%	0
2013	13.726611	17.931659	30.63%	0
2012	12.138006	13.726611	13.09%	0
2011	12.537480	12.138006	-3.19%	0
2010	9.703749	12.537480	29.20%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.310714	13.843399	4.00%	0
2013	10.057706	13.310714	32.34%	0
2012	8.822708	10.057706	14.00%	0
2011	9.750427	8.822708	-9.51%	0
2010	8.328737	9.750427	17.07%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	15.001931	14.619234	-2.55%	12,239
2013	10.894235	15.001931	37.71%	0
2012	10.107720	10.894235	7.78%	0
2011	10.019442	10.107720	0.88%	0
2010	8.198863	10.019442	22.21%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.692386	12.531033	-1.27%	0
2013	9.118833	12.692386	39.19%	0
2012	7.773696	9.118833	17.30%	0
2011	8.808660	7.773696	-11.75%	0
2010	7.225395	8.808660	21.91%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	4.851673	5.812195	19.80%	0
2013	5.130969	4.851673	-5.44%	0
2012	5.618539	5.130969	-8.68%	0
2011	6.021715	5.618539	-6.70%	0
2010	6.470874	6.021715	-6.94%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	11.954927	12.844850	7.44%	0
2013	9.060668	11.954927	31.94%	0
2012	8.303260	9.060668	9.12%	0
2011	9.383392	8.303260	-11.51%	0
2010	8.594477	9.383392	9.18%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.288495	8.288362	0.00%	0
2013	7.240800	8.288495	14.47%	0
2012	7.086363	7.240800	2.18%	0
2011	8.494979	7.086363	-16.58%	0
2010	7.612446	8.494979	11.59%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	12.962994	15.512847	19.67%	0
2013	8.830276	12.962994	46.80%	0
2012	7.706700	8.830276	14.58%	0
2011	8.897374	7.706700	-13.38%	0
2010	7.354983	8.897374	20.97%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.375261	14.820729	19.76%	0
2013	11.176140	12.375261	10.73%	0
2012	11.342568	11.176140	-1.47%	0
2011	10.008411	11.342568	13.33%	0
2010	9.608865	10.008411	4.16%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.247386	7.036623	-23.91%	0
2013	9.764267	9.247386	-5.29%	0
2012	9.942688	9.764267	-1.79%	0
2011	10.592559	9.942688	-6.14%	0
2010	11.515584	10.592559	-8.02%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.036666	9.915153	-1.21%	0
2013*	10.000000	10.036666	0.37%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.447208	10.475049	0.27%	0
2013	11.749493	10.447208	-11.08%	0
2012	10.229074	11.749493	14.86%	0
2011*	10.000000	10.229074	2.29%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.521174	5.21%	0

Additional Contract Options Elected Total - 2.55%
Variable account charges of the daily net assets of the variable account - 2.55%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.416231	11.556700	10.95%	0
2013	10.414512	10.416231	0.02%	0
2012	8.224712	10.414512	26.62%	0
2011*	10.000000	8.224712	-17.75%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	11.013997	10.947369	-0.60%	0
2013	9.763981	11.013997	12.80%	0
2012	8.812988	9.763981	10.79%	0
2011*	10.000000	8.812988	-11.87%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.278717	6.526141	-21.17%	0
2013	7.685738	8.278717	7.72%	0
2012	7.629066	7.685738	0.74%	0
2011*	10.000000	7.629066	-23.71%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.630628	9.284949	-3.59%	0
2013	9.407579	9.630628	2.37%	0
2012	9.527521	9.407579	-1.26%	0
2011*	10.000000	9.527521	-4.72%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.244493	11.724769	4.27%	0
2013	9.933963	11.244493	13.19%	0
2012	9.001059	9.933963	10.36%	0
2011*	10.000000	9.001059	-9.99%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.349497	11.275244	8.94%	0
2013*	10.000000	10.349497	3.49%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.818743	9.873947	0.56%	0
2013	11.020568	9.818743	-10.91%	0
2012	10.542625	11.020568	4.53%	0
2011*	10.000000	10.542625	5.43%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	13.005775	14.244248	9.52%	0
2013	9.836113	13.005775	32.22%	0
2012	8.806121	9.836113	11.70%	0
2011	8.772492	8.806121	0.38%	0
2010	7.894295	8.772492	11.12%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	13.466596	14.824555	10.08%	489
2013	10.501251	13.466596	28.24%	0
2012	9.415416	10.501251	11.53%	0
2011	9.574074	9.415416	-1.66%	0
2010	8.670638	9.574074	10.42%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.381807	11.288772	-0.82%	0
2013*	10.000000	11.381807	13.82%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.771100	11.680568	-0.77%	0
2013	10.567989	11.771100	11.38%	0
2012	9.872381	10.567989	7.05%	0
2011	10.523654	9.872381	-6.19%	0
2010*	10.000000	10.523654	5.24%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.308447	6.712200	-19.21%	0
2013	9.511617	8.308447	-12.65%	0
2012	9.980294	9.511617	-4.70%	0
2011	11.736212	9.980294	-14.96%	0
2010*	10.000000	11.736212	17.36%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.089808	-9.10%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.244054	12.44%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.519012	10.229412	-2.75%	0
2013	10.395071	10.519012	1.19%	0
2012*	10.000000	10.395071	3.95%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.789789	7.90%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.057841	11.361004	2.74%	0
2013	9.848145	11.057841	12.28%	0
2012	9.013953	9.848145	9.25%	0
2011*	10.000000	9.013953	-9.86%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.387825	13.404199	0.12%	0
2013	11.110929	13.387825	20.49%	0
2012	9.896649	11.110929	12.27%	0
2011	10.324731	9.896649	-4.15%	0
2010*	10.000000	10.324731	3.25%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.455948	10.648698	1.84%	0
2013*	10.000000	10.455948	4.56%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.322672	11.651829	2.91%	0
2013*	10.000000	11.322672	13.23%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.246737	10.368760	1.19%	0
2013*	10.000000	10.246737	2.47%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.209868	11.291620	0.73%	0
2013	9.328762	11.209868	20.16%	0
2012	8.428079	9.328762	10.69%	0
2011	9.338888	8.428079	-9.75%	0
2010	8.331844	9.338888	12.09%	0
2009	6.139337	8.331844	35.71%	0
2008	11.082001	6.139337	-44.60%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.389925	10.397744	0.08%	0
2013	8.987665	10.389925	15.60%	0
2012	8.213127	8.987665	9.43%	0
2011	8.807073	8.213127	-6.74%	0
2010	7.953070	8.807073	10.74%	0
2009	6.016109	7.953070	32.20%	0
2008	10.680644	6.016109	-43.67%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.200681	10.109094	-0.90%	0
2013	9.511430	10.200681	7.25%	0
2012	8.819526	9.511430	7.85%	0
2011	9.084237	8.819526	-2.91%	0
2010	8.407701	9.084237	8.05%	0
2009	7.045526	8.407701	19.33%	0
2008	10.350229	7.045526	-31.93%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.547344	7.144083	9.11%	0
2013	6.555845	6.547344	-0.13%	0
2012	7.584670	6.555845	-13.56%	0
2011	8.526295	7.584670	-11.04%	0
2010	9.079404	8.526295	-6.09%	0
2009	9.716574	9.079404	-6.56%	0
2008*	10.000000	9.716574	-2.83%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.130795	10.137949	0.07%	0
2013	8.859763	10.130795	14.35%	0
2012	8.715359	8.859763	1.66%	0
2011	9.580863	8.715359	-9.03%	0
2010	8.849542	9.580863	8.26%	0
2009	7.141265	8.849542	23.92%	0
2008	12.378636	7.141265	-42.31%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	7.887509	8.036295	1.89%	0
2013	7.970441	7.887509	-1.04%	0
2012	8.009749	7.970441	-0.49%	0
2011	7.958155	8.009749	0.65%	0
2010	7.698778	7.958155	3.37%	0
2009	8.176939	7.698778	-5.85%	0
2008	10.334370	8.176939	-20.88%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.069696	10.036259	-0.33%	0
2013*	10.000000	10.069696	0.70%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.042863	10.299684	2.56%	0
2013*	10.000000	10.042863	0.43%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.987849	10.278385	2.91%	0
2013*	10.000000	9.987849	-0.12%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.208002	12.180855	-7.78%	0
2013	10.842461	13.208002	21.82%	0
2012	9.346044	10.842461	16.01%	0
2011	10.345517	9.346044	-9.66%	0
2010*	10.000000	10.345517	3.46%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.752610	9.053812	-7.17%	0
2013*	10.000000	9.752610	-2.47%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.926066	9.517140	-4.12%	0
2013*	10.000000	9.926066	-0.74%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.545701	10.702285	1.48%	0
2013	9.980185	10.545701	5.67%	0
2012	9.383235	9.980185	6.36%	0
2011*	10.000000	9.383235	-6.17%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.705856	12.653955	8.10%	0
2013*	10.000000	11.705856	17.06%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.494541	12.770442	2.21%	0
2013	10.410468	12.494541	20.02%	0
2012	9.241975	10.410468	12.64%	0
2011*	10.000000	9.241975	-7.58%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.752355	-2.48%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.140657	1.41%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.656765	11.702863	0.40%	0
2013*	10.000000	11.656765	16.57%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.394415	11.298643	-0.84%	0
2013*	10.000000	11.394415	13.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.828222	14.067107	1.73%	0
2013	10.970777	13.828222	26.05%	0
2012	9.702767	10.970777	13.07%	0
2011	10.645449	9.702767	-8.86%	0
2010*	10.000000	10.645449	6.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	12.026756	12.211199	1.53%	0
2013	10.774778	12.026756	11.62%	0
2012	9.966392	10.774778	8.11%	0
2011	10.376675	9.966392	-3.95%	0
2010*	10.000000	10.376675	3.77%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.880740	13.128421	1.92%	0
2013	10.912768	12.880740	18.03%	0
2012	9.864690	10.912768	10.62%	0
2011	10.494508	9.864690	-6.00%	0
2010*	10.000000	10.494508	4.95%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.758193	10.822543	0.60%	0
2013	10.531534	10.758193	2.15%	0
2012	10.064237	10.531534	4.64%	0
2011	10.193709	10.064237	-1.27%	0
2010*	10.000000	10.193709	1.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.262028	10.215862	-0.45%	0
2013*	10.000000	10.262028	2.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.333919	10.162005	-1.66%	0
2013*	10.000000	10.333919	3.34%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.439836	12.663620	1.80%	0
2013	10.847081	12.439836	14.68%	0
2012	9.916380	10.847081	9.39%	0
2011	10.429018	9.916380	-4.92%	0
2010*	10.000000	10.429018	4.29%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.224930	13.461751	1.79%	0
2013	10.931080	13.224930	20.98%	0
2012	9.799913	10.931080	11.54%	0
2011	10.559465	9.799913	-7.19%	0
2010*	10.000000	10.559465	5.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.617149	11.770956	1.32%	0
2013	10.727697	11.617149	8.29%	0
2012	10.014573	10.727697	7.12%	0
2011	10.314462	10.014573	-2.91%	0
2010*	10.000000	10.314462	3.14%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.110517	10.323082	2.10%	0
2013	10.603001	10.110517	-4.64%	0
2012	10.168546	10.603001	4.27%	0
2011*	10.000000	10.168546	1.69%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.566672	-4.33%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.655040	-3.45%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.146703	1.47%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.070441	0.70%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.256235	2.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.160307	1.60%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.236425	2.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.065347	0.65%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.241281	10.214715	-0.26%	0
2013*	10.000000	10.241281	2.41%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.306003	10.206818	-0.96%	0
2013*	10.000000	10.306003	3.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.223970	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.227297	2.27%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.155522	1.56%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	8.968221	8.730566	-2.65%	0
2013	9.212343	8.968221	-2.65%	0
2012	9.463808	9.212343	-2.66%	0
2011	9.720701	9.463808	-2.64%	0
2010	9.985295	9.720701	-2.65%	0
2009*	10.000000	9.985295	-0.15%	8,859
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.491543	9.598864	1.13%	0
2013*	10.000000	9.491543	-5.08%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.888588	12.377337	-3.97%	0
2013	10.934583	12.888588	17.87%	0
2012	9.723733	10.934583	12.45%	0
2011	11.051573	9.723733	-12.01%	0
2010*	10.000000	11.051573	10.52%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.925408	-10.75%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.880167	15.955933	7.23%	0
2013	11.371593	14.880167	30.85%	0
2012	10.058380	11.371593	13.06%	0
2011	10.676742	10.058380	-5.79%	0
2010*	10.000000	10.676742	6.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	14.001154	15.026281	7.32%	0
2013	10.651218	14.001154	31.45%	0
2012	9.304946	10.651218	14.47%	0
2011	10.177888	9.304946	-8.58%	0
2010*	10.000000	10.177888	1.78%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.591539	15.742890	0.97%	0
2013	11.554845	15.591539	34.94%	0
2012	10.353856	11.554845	11.60%	0
2011	11.130595	10.353856	-6.98%	0
2010*	10.000000	11.130595	11.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.204277	17.320637	13.92%	0
2013	11.511042	15.204277	32.08%	0
2012	10.163771	11.511042	13.26%	0
2011	10.688018	10.163771	-4.90%	0
2010*	10.000000	10.688018	6.88%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.937867	9.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.645929	6.46%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.328721	3.29%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.789654	7.90%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.235157	11.562468	25.20%	0
2013*	10.000000	9.235157	-7.65%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.688451	9.478291	-2.17%	0
2013	9.941713	9.688451	-2.55%	0
2012	9.865429	9.941713	0.77%	0
2011*	10.000000	9.865429	-1.35%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.114514	9.817296	-2.94%	0
2013*	10.000000	10.114514	1.15%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.576484	9.453418	-1.29%	0
2013*	10.000000	9.576484	-4.24%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.667728	10.121152	4.69%	0
2013	9.556532	9.667728	1.16%	0
2012*	10.000000	9.556532	-4.43%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.324040	9.942291	-3.70%	0
2013	10.138437	10.324040	1.83%	0
2012*	10.000000	10.138437	1.38%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.325006	11.251546	-0.65%	0
2013*	10.000000	11.325006	13.25%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.291193	10.064019	-2.21%	0
2013	10.559807	10.291193	-2.54%	0
2012	9.448810	10.559807	11.76%	0
2011*	10.000000	9.448810	-5.51%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.286561	7.356936	-20.78%	0
2013	11.185385	9.286561	-16.98%	0
2012	10.930502	11.185385	2.33%	0
2011	12.143481	10.930502	-9.99%	0
2010*	10.000000	12.143481	21.43%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.267716	11.123185	-1.28%	0
2013	12.451199	11.267716	-9.50%	0
2012	10.861318	12.451199	14.64%	0
2011	10.503811	10.861318	3.40%	0
2010*	10.000000	10.503811	5.04%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.612738	10.362596	-2.36%	0
2013	11.667855	10.612738	-9.04%	0
2012	11.390348	11.667855	2.44%	0
2011	10.791333	11.390348	5.55%	0
2010*	10.000000	10.791333	7.91%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.450028	10.392695	-0.55%	0
2013	11.740202	10.450028	-10.99%	0
2012	11.286116	11.740202	4.02%	0
2011	10.788145	11.286116	4.62%	0
2010*	10.000000	10.788145	7.88%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.057726	12.117663	0.50%	0
2013	11.725817	12.057726	2.83%	0
2012	10.548528	11.725817	11.16%	0
2011	10.495486	10.548528	0.51%	0
2010*	10.000000	10.495486	4.95%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.731546	9.544541	-1.92%	0
2013	10.019725	9.731546	-2.88%	0
2012	9.733519	10.019725	2.94%	0
2011*	10.000000	9.733519	-2.66%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.075284	10.217049	1.41%	0
2013	10.566487	10.075284	-4.65%	0
2012	9.913094	10.566487	6.59%	0
2011*	10.000000	9.913094	-0.87%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.913777	9.935132	0.22%	0
2013*	10.000000	9.913777	-0.86%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.543810	7.252726	-15.11%	0
2013	8.973006	8.543810	-4.78%	0
2012	8.255358	8.973006	8.69%	0
2011	11.101467	8.255358	-25.64%	0
2010*	10.000000	11.101467	11.01%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.537253	12.168881	-2.94%	0
2013	11.518694	12.537253	8.84%	0
2012	10.227800	11.518694	12.62%	0
2011	10.723229	10.227800	-4.62%	0
2010*	10.000000	10.723229	7.23%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.841593	12.793701	-0.37%	0
2013	11.989900	12.841593	7.10%	0
2012	10.792567	11.989900	11.09%	0
2011	10.789489	10.792567	0.03%	0
2010*	10.000000	10.789489	7.89%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.852907	9.441266	-4.18%	0
2013	8.803074	9.852907	11.93%	0
2012	7.831249	8.803074	12.41%	0
2011	11.018959	7.831249	-28.93%	0
2010*	10.000000	11.018959	10.19%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.473228	13.402733	7.45%	0
2013	9.600615	12.473228	29.92%	0
2012	7.392919	9.600615	29.86%	0
2011*	10.000000	7.392919	-26.07%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.313207	9.219199	-1.01%	0
2013	8.077769	9.313207	15.29%	0
2012	7.649091	8.077769	5.60%	0
2011*	10.000000	7.649091	-23.51%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.579540	3.822932	-16.52%	0
2013	6.404859	4.579540	-28.50%	0
2012	7.889030	6.404859	-18.81%	0
2011	8.893427	7.889030	-11.29%	0
2010*	10.000000	8.893427	-11.07%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.814132	26.286412	26.29%	0
2013	12.694705	20.814132	63.96%	0
2012	9.268099	12.694705	36.97%	0
2011*	10.000000	9.268099	-7.32%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	14.011438	15.204465	8.51%	0
2013	11.092082	14.011438	26.32%	0
2012	10.005105	11.092082	10.86%	0
2011	10.276808	10.005105	-2.64%	0
2010*	10.000000	10.276808	2.77%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.220209	14.186142	7.31%	0
2013	10.571992	13.220209	25.05%	0
2012	9.796572	10.571992	7.92%	0
2011*	10.000000	9.796572	-2.03%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.454451	16.919643	9.48%	0
2013	11.349822	15.454451	36.16%	0
2012	9.549082	11.349822	18.86%	0
2011*	10.000000	9.549082	-4.51%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.061900	7.579714	-5.98%	0
2013	8.849856	8.061900	-8.90%	0
2012	8.530885	8.849856	3.74%	0
2011	10.913177	8.530885	-21.83%	0
2010*	10.000000	10.913177	9.13%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.519061	11.133313	-11.07%	0
2013	10.572338	12.519061	18.41%	0
2012	9.314849	10.572338	13.50%	0
2011	10.501146	9.314849	-11.30%	0
2010*	10.000000	10.501146	5.01%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Financials - Q/NQ
2014	12.800991	14.071518	9.93%	0
2013	9.955724	12.800991	28.58%	0
2012	8.199476	9.955724	21.42%	0
2011*	10.000000	8.199476	-18.01%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.794853	17.816290	20.42%	0
2013	10.874033	14.794853	36.06%	0
2012	9.514608	10.874033	14.29%	0
2011*	10.000000	9.514608	-4.85%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.121337	13.486020	2.78%	0
2013	9.753584	13.121337	34.53%	0
2012	8.652578	9.753584	12.72%	0
2011*	10.000000	8.652578	-13.47%	0
ProFunds - ProFund VP International - Q/NQ
2014	11.783749	10.541264	-10.54%	0
2013	10.129822	11.783749	16.33%	0
2012	8.975964	10.129822	12.85%	0
2011	10.763462	8.975964	-16.61%	0
2010*	10.000000	10.763462	7.63%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.431071	14.206164	-1.56%	0
2013	9.771007	14.431071	47.69%	0
2012	8.381112	9.771007	16.58%	0
2011*	10.000000	8.381112	-16.19%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.113617	12.173040	0.49%	0
2013	8.394144	12.113617	44.31%	0
2012	7.013587	8.394144	19.68%	0
2011	8.843910	7.013587	-20.70%	0
2010*	10.000000	8.843910	-11.56%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.598855	17.768037	13.91%	0
2013	11.933205	15.598855	30.72%	0
2012	10.546780	11.933205	13.15%	0
2011	10.677836	10.546780	-1.23%	0
2010*	10.000000	10.677836	6.78%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.211409	11.463358	-13.23%	0
2013	10.938012	13.211409	20.78%	0
2012	10.920108	10.938012	0.16%	0
2011	10.970345	10.920108	-0.46%	0
2010*	10.000000	10.970345	9.70%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.371729	16.699602	16.20%	0
2013	11.215579	14.371729	28.14%	0
2012	10.300482	11.215579	8.88%	0
2011*	10.000000	10.300482	3.00%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.124405	3.056699	-25.89%	0
2013	6.827596	4.124405	-39.59%	0
2012	8.207966	6.827596	-16.82%	0
2011*	10.000000	8.207966	-17.92%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.215109	12.432406	21.71%	0
2013	10.483559	10.215109	-2.56%	0
2012	9.191150	10.483559	14.06%	0
2011*	10.000000	9.191150	-8.09%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.453259	3.702272	-32.11%	0
2013	4.809232	5.453259	13.39%	0
2012	5.308734	4.809232	-9.41%	0
2011	8.725199	5.308734	-39.16%	0
2010*	10.000000	8.725199	-12.75%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.583475	13.860802	30.97%	0
2013	8.144857	10.583475	29.94%	0
2012	8.731250	8.144857	-6.72%	0
2011*	10.000000	8.731250	-12.69%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.314628	6.912231	-5.50%	0
2013	7.531064	7.314628	-2.87%	0
2012	8.897266	7.531064	-15.36%	0
2011	8.258344	8.897266	7.74%	0
2010*	10.000000	8.258344	-17.42%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	5.011686	5.015469	0.08%	0
2013	6.517335	5.011686	-23.10%	0
2012	8.385479	6.517335	-22.28%	0
2011	8.460528	8.385479	-0.89%	0
2010*	10.000000	8.460528	-15.39%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.069550	3.193794	-21.52%	0
2013	5.921625	4.069550	-31.28%	0
2012	7.491449	5.921625	-20.95%	0
2011	8.595387	7.491449	-12.84%	0
2010*	10.000000	8.595387	-14.05%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Technology - Q/NQ
2014	12.029154	13.831870	14.99%	0
2013	9.869959	12.029154	21.88%	0
2012	9.191772	9.869959	7.38%	0
2011*	10.000000	9.191772	-8.08%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.671564	11.426512	-2.10%	0
2013	10.698075	11.671564	9.10%	0
2012	9.431935	10.698075	13.42%	0
2011*	10.000000	9.431935	-5.68%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.288859	14.989189	32.78%	0
2013	14.335963	11.288859	-21.25%	0
2012	14.585333	14.335963	-1.71%	0
2011	10.439092	14.585333	39.72%	0
2010*	10.000000	10.439092	4.39%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.624421	32.563699	32.24%	0
2013	14.127214	24.624421	74.30%	0
2012	10.850123	14.127214	30.20%	0
2011	11.279604	10.850123	-3.81%	0
2010*	10.000000	11.279604	12.80%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.747168	1.092710	-37.46%	0
2013	3.494215	1.747168	-50.00%	0
2012	5.541701	3.494215	-36.95%	0
2011	7.314403	5.541701	-24.24%	0
2010*	10.000000	7.314403	-26.86%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.525312	14.124287	22.55%	0
2013	10.448067	11.525312	10.31%	0
2012	10.718032	10.448067	-2.52%	0
2011*	10.000000	10.718032	7.18%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	5.159413	5.194399	0.68%	0
2013	4.102522	5.159413	25.76%	0
2012	3.392803	4.102522	20.92%	0
2011	4.481297	3.392803	-24.29%	0
2010	4.072260	4.481297	10.04%	0
2009	4.332078	4.072260	-6.00%	0
2008	7.564411	4.332078	-42.73%	3,408

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	12.401969	11.853913	-4.42%	0
2013	12.582421	12.401969	-1.43%	0
2012	11.673882	12.582421	7.78%	0
2011	14.353842	11.673882	-18.67%	0
2010	11.639493	14.353842	23.32%	0
2009	7.691133	11.639493	51.34%	4,484
2008	14.470445	7.691133	-46.85%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	20.808471	26.880612	29.18%	0
2013	13.861222	20.808471	50.12%	0
2012	10.471388	13.861222	32.37%	0
2011	9.725723	10.471388	7.67%	0
2010	9.024549	9.725723	7.77%	0
2009	7.833542	9.024549	15.20%	0
2008	9.121178	7.833542	-14.12%	3,396
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.103804	3.278587	-35.76%	0
2013	5.416718	5.103804	-5.78%	0
2012	5.644018	5.416718	-4.03%	0
2011	6.209924	5.644018	-9.11%	0
2010	5.904709	6.209924	5.17%	0
2009	5.436954	5.904709	8.60%	0
2008	10.956813	5.436954	-50.38%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.678650	19.383361	9.64%	0
2013	14.159396	17.678650	24.85%	0
2012	13.338967	14.159396	6.15%	0
2011	12.043611	13.338967	10.76%	0
2010	10.548245	12.043611	14.18%	0
2009	9.096293	10.548245	15.96%	868
2008	12.197028	9.096293	-25.42%	2,471
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	14.466272	16.449278	13.71%	0
2013	9.133200	14.466272	58.39%	0
2012	8.009184	9.133200	14.03%	0
2011	7.541365	8.009184	6.20%	0
2010	6.217725	7.541365	21.29%	0
2009	4.666510	6.217725	33.24%	0
2008	12.522115	4.666510	-62.73%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	7.716266	9.294982	20.46%	0
2013	5.868941	7.716266	31.48%	0
2012	5.966450	5.868941	-1.63%	0
2011	7.338634	5.966450	-18.70%	0
2010	6.880797	7.338634	6.65%	0
2009	4.112970	6.880797	67.30%	1,581
2008	8.469358	4.112970	-51.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	12.325018	9.763395	-20.78%	0
2013	10.254028	12.325018	20.20%	0
2012	10.286707	10.254028	-0.32%	0
2011	11.222556	10.286707	-8.34%	0
2010	9.682889	11.222556	15.90%	0
2009	7.181627	9.682889	34.83%	815
2008	13.671107	7.181627	-47.47%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	11.383338	7.829921	-31.22%	0
2013	9.438411	11.383338	20.61%	0
2012	9.657049	9.438411	-2.26%	0
2011	10.935815	9.657049	-11.69%	0
2010	8.911934	10.935815	22.71%	0
2009	5.636362	8.911934	58.12%	1,172
2008	13.657263	5.636362	-58.73%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	7.795363	6.640747	-14.81%	0
2013	6.463225	7.795363	20.61%	0
2012	5.457463	6.463225	18.43%	0
2011	6.605825	5.457463	-17.38%	0
2010	7.605054	6.605825	-13.14%	0
2009	5.759009	7.605054	32.05%	3,678
2008	13.106698	5.759009	-56.06%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	6.989366	7.660113	9.60%	0
2013	5.628575	6.989366	24.18%	0
2012	4.713037	5.628575	19.43%	0
2011	5.690413	4.713037	-17.18%	0
2010	5.111043	5.690413	11.34%	0
2009	4.386888	5.111043	16.51%	2,067
2008	8.674382	4.386888	-49.43%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.372912	14.908954	31.09%	0
2013	14.290989	11.372912	-20.42%	0
2012	14.252732	14.290989	0.27%	0
2011	10.347215	14.252732	37.74%	0
2010	9.653604	10.347215	7.18%	0
2009	14.485352	9.653604	-33.36%	0
2008	10.274241	14.485352	40.99%	2,174
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	15.222734	18.467936	21.32%	0
2013	11.026242	15.222734	38.06%	0
2012	9.667649	11.026242	14.05%	0
2011	9.485582	9.667649	1.92%	0
2010	9.125946	9.485582	3.94%	0
2009	7.520641	9.125946	21.35%	1,005
2008	10.281461	7.520641	-26.85%	2,894
Rydex Variable Trust - Internet Fund - Q/NQ
2014	16.737685	16.612864	-0.75%	0
2013	11.368776	16.737685	47.23%	0
2012	9.787436	11.368776	16.16%	0
2011	11.414372	9.787436	-14.25%	0
2010	9.708158	11.414372	17.58%	0
2009	6.012689	9.708158	61.46%	5,764
2008	11.205293	6.012689	-46.34%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.214611	0.925038	-23.84%	0
2013	2.223615	1.214611	-45.38%	0
2012	2.945902	2.223615	-24.52%	0
2011	4.149330	2.945902	-29.00%	0
2010	6.114688	4.149330	-32.14%	0
2009	11.348726	6.114688	-46.12%	0
2008	7.247869	11.348726	56.58%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.505582	3.293446	-26.90%	0
2013	4.015399	4.505582	12.21%	0
2012	4.397438	4.015399	-8.69%	0
2011	6.493569	4.397438	-32.28%	0
2010	7.650353	6.493569	-15.12%	0
2009	6.581108	7.650353	16.25%	0
2008	9.686986	6.581108	-32.06%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.839350	2.444586	-13.90%	0
2013	4.026962	2.839350	-29.49%	0
2012	5.067321	4.026962	-20.53%	0
2011	5.616876	5.067321	-9.78%	0
2010	7.723155	5.616876	-27.27%	0
2009	12.257991	7.723155	-36.99%	0
2008	9.367156	12.257991	30.86%	938
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.600285	2.059743	-20.79%	0
2013	3.764900	2.600285	-30.93%	0
2012	4.754165	3.764900	-20.81%	0
2011	5.430468	4.754165	-12.45%	0
2010	7.085381	5.430468	-23.36%	0
2009	12.146735	7.085381	-41.67%	0
2008	8.428992	12.146735	44.11%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.571105	2.281487	-11.26%	0
2013	3.819381	2.571105	-32.68%	0
2012	4.794030	3.819381	-20.33%	0
2011	5.330002	4.794030	-10.06%	0
2010	7.565263	5.330002	-29.55%	0
2009	11.574445	7.565263	-34.64%	0
2008	9.534813	11.574445	21.39%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.607405	3.004164	-16.72%	0
2013	5.042871	3.607405	-28.47%	0
2012	6.240193	5.042871	-19.19%	0
2011	7.046938	6.240193	-11.45%	0
2010	8.717338	7.046938	-19.16%	0
2009	12.359975	8.717338	-29.47%	0
2008	9.117682	12.359975	35.56%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	9.863261	8.122147	-17.65%	0
2013	6.494629	9.863261	51.87%	0
2012	5.555061	6.494629	16.91%	0
2011	8.030936	5.555061	-30.83%	0
2010	7.128194	8.030936	12.66%	0
2009	5.920640	7.128194	20.40%	0
2008	9.074218	5.920640	-34.75%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	14.679877	15.360716	4.64%	0
2013	10.588522	14.679877	38.64%	0
2012	8.965828	10.588522	18.10%	0
2011	8.989036	8.965828	-0.26%	0
2010	7.083874	8.989036	26.89%	0
2009	5.322183	7.083874	33.10%	1,467
2008	10.740249	5.322183	-50.45%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.093984	15.357969	8.97%	0
2013	9.636494	14.093984	46.26%	0
2012	7.962247	9.636494	21.03%	0
2011	8.850667	7.962247	-10.04%	0
2010	6.609313	8.850667	33.91%	0
2009	4.455070	6.609313	48.35%	0
2008	10.133728	4.455070	-56.04%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.779585	27.628206	32.96%	0
2013	11.843773	20.779585	75.45%	0
2012	9.071207	11.843773	30.56%	0
2011	9.381044	9.071207	-3.30%	0
2010	7.038673	9.381044	33.28%	0
2009	3.319531	7.038673	112.04%	0
2008	12.446471	3.319531	-73.33%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.708919	19.104127	14.33%	0
2013	12.749571	16.708919	31.05%	0
2012	11.216293	12.749571	13.67%	0
2011	11.276328	11.216293	-0.53%	0
2010	9.775923	11.276328	15.35%	0
2009	6.606480	9.775923	47.97%	0
2008	11.683965	6.606480	-43.46%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.426022	14.345238	15.45%	0
2013	8.566970	12.426022	45.05%	0
2012	7.199154	8.566970	19.00%	0
2011	7.482109	7.199154	-3.78%	0
2010	6.406448	7.482109	16.79%	0
2009	4.856482	6.406448	31.92%	0
2008	10.959173	4.856482	-55.69%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.317783	4.278623	-19.54%	0
2013	10.135572	5.317783	-47.53%	0
2012	10.857084	10.135572	-6.65%	0
2011	14.704506	10.857084	-26.16%	0
2010	10.939122	14.704506	34.42%	0
2009	7.529653	10.939122	45.28%	3,705
2008	12.590814	7.529653	-40.20%	1,615
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	9.075102	10.690779	17.80%	0
2013	8.968422	9.075102	1.19%	0
2012	7.784959	8.968422	15.20%	0
2011	7.819323	7.784959	-0.44%	0
2010	6.432454	7.819323	21.56%	0
2009	5.274963	6.432454	21.94%	1,641
2008	9.285947	5.274963	-43.19%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	15.254709	16.135872	5.78%	0
2013	11.538993	15.254709	32.20%	0
2012	10.151281	11.538993	13.67%	0
2011	9.902318	10.151281	2.51%	0
2010	8.128277	9.902318	21.83%	0
2009	5.789170	8.128277	40.40%	1,124
2008	8.869285	5.789170	-34.73%	3,262
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	12.359089	12.547405	1.52%	0
2013	8.006431	12.359089	54.36%	0
2012	6.735997	8.006431	18.86%	0
2011	7.879254	6.735997	-14.51%	0
2010	5.871325	7.879254	34.20%	0
2009	4.524175	5.871325	29.78%	0
2008	9.556858	4.524175	-52.66%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.717647	14.219570	21.35%	0
2013	7.134208	11.717647	64.25%	0
2012	5.664187	7.134208	25.95%	0
2011	6.057310	5.664187	-6.49%	0
2010	4.959038	6.057310	22.15%	0
2009	3.480149	4.959038	42.49%	0
2008	11.167763	3.480149	-68.84%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	15.323990	16.770719	9.44%	0
2013	11.138564	15.323990	37.58%	0
2012	10.098376	11.138564	10.30%	0
2011	10.486835	10.098376	-3.70%	0
2010	8.615404	10.486835	21.72%	0
2009	6.010622	8.615404	43.34%	5,710
2008	10.261209	6.010622	-41.42%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	13.915688	15.029431	8.00%	0
2013	9.840192	13.915688	41.42%	0
2012	8.270294	9.840192	18.98%	0
2011	8.773021	8.270294	-5.73%	0
2010	7.489900	8.773021	17.13%	0
2009	5.086657	7.489900	47.25%	6,185
2008	10.177478	5.086657	-50.02%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	17.787282	17.046913	-4.16%	0
2013	13.630077	17.787282	30.50%	0
2012	12.065050	13.630077	12.97%	0
2011	12.474901	12.065050	-3.29%	0
2010	9.665214	12.474901	29.07%	0
2009	6.331123	9.665214	52.66%	9,671
2008	10.185518	6.331123	-37.84%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.203542	13.717831	3.90%	0
2013	9.986967	13.203542	32.21%	0
2012	8.769682	9.986967	13.88%	0
2011	9.701782	8.769682	-9.61%	0
2010	8.295691	9.701782	16.95%	0
2009	5.488823	8.295691	51.14%	6,244
2008	10.003084	5.488823	-45.13%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	14.881165	14.486669	-2.65%	0
2013	10.817634	14.881165	37.56%	0
2012	10.046990	10.817634	7.67%	0
2011	9.969461	10.046990	0.78%	0
2010	8.166325	9.969461	22.08%	0
2009	6.261582	8.166325	30.42%	258
2008	9.793424	6.261582	-36.06%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.590221	12.417410	-1.37%	0
2013	9.054708	12.590221	39.05%	0
2012	7.726977	9.054708	17.18%	0
2011	8.764695	7.726977	-11.84%	0
2010	7.196712	8.764695	21.79%	0
2009	4.555853	7.196712	57.97%	340
2008	8.283403	4.555853	-45.00%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	4.812608	5.759485	19.67%	0
2013	5.094893	4.812608	-5.54%	0
2012	5.584794	5.094893	-8.77%	0
2011	5.991677	5.584794	-6.79%	0
2010	6.445210	5.991677	-7.04%	0
2009	7.866613	6.445210	-18.07%	0
2008	7.654954	7.866613	2.76%	2,016
Rydex Variable Trust - Technology Fund - Q/NQ
2014	11.858658	12.728334	7.33%	0
2013	8.996941	11.858658	31.81%	0
2012	8.253360	8.996941	9.01%	0
2011	9.336566	8.253360	-11.60%	0
2010	8.560377	9.336566	9.07%	0
2009	5.651124	8.560377	51.48%	1,252
2008	10.634755	5.651124	-46.86%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.221728	8.213156	-0.10%	0
2013	7.189854	8.221728	14.35%	0
2012	7.043768	7.189854	2.07%	0
2011	8.452587	7.043768	-16.67%	0
2010	7.582225	8.452587	11.48%	0
2009	6.052553	7.582225	25.27%	0
2008	11.374693	6.052553	-46.79%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	12.858671	15.372224	19.55%	0
2013	8.768192	12.858671	46.65%	0
2012	7.660403	8.768192	14.46%	0
2011	8.852999	7.660403	-13.47%	0
2010	7.325816	8.852999	20.85%	0
2009	6.410815	7.325816	14.27%	0
2008	8.811236	6.410815	-27.24%	3,486

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.275672	14.686382	19.64%	56
2013	11.097582	12.275672	10.62%	0
2012	11.274453	11.097582	-1.57%	0
2011	9.958501	11.274453	13.21%	0
2010	9.570774	9.958501	4.05%	0
2009	8.639323	9.570774	10.78%	0
2008	12.601708	8.639323	-31.44%	3,261
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.172987	6.972839	-23.99%	0
2013	9.695658	9.172987	-5.39%	0
2012	9.882987	9.695658	-1.90%	0
2011	10.539752	9.882987	-6.23%	0
2010	11.469949	10.539752	-8.11%	0
2009	11.052190	11.469949	3.78%	0
2008	12.936169	11.052190	-14.56%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.035256	9.903581	-1.31%	0
2013*	10.000000	10.035256	0.35%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.418628	10.435675	0.16%	0
2013	11.729406	10.418628	-11.18%	0
2012	10.222109	11.729406	14.75%	0
2011*	10.000000	10.222109	2.22%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.513950	5.14%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.387732	11.513247	10.84%	0
2013	10.396694	10.387732	-0.09%	0
2012	8.219094	10.396694	26.49%	0
2011*	10.000000	8.219094	-17.81%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	10.983877	10.906209	-0.71%	0
2013	9.747282	10.983877	12.69%	0
2012	8.806977	9.747282	10.68%	0
2011*	10.000000	8.806977	-11.93%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.256077	6.501599	-21.25%	0
2013	7.672593	8.256077	7.60%	0
2012	7.623856	7.672593	0.64%	0
2011*	10.000000	7.623856	-23.76%	0

Additional Contract Options Elected Total - 2.65%
Variable account charges of the daily net assets of the variable account - 2.65%
Period	Beginning Value	Ending Value	Percentage Change	Units
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.604306	9.250062	-3.69%	0
2013	9.391498	9.604306	2.27%	0
2012	9.521032	9.391498	-1.36%	0
2011*	10.000000	9.521032	-4.79%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.213737	11.680703	4.16%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.348041	11.262071	8.83%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.791882	9.836826	0.46%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	12.900990	14.114980	9.41%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	13.358149	14.690074	9.97%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.374007	11.269438	-0.92%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.726884	11.624723	-0.87%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.277220	6.680101	-19.30%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.083562	-9.16%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.236342	12.36%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.501000	10.201408	-2.85%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.782383	7.82%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	11.027563	11.318246	2.64%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.337531	13.340126	0.02%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.448772	10.630458	1.74%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.314902	11.631877	2.80%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.245290	10.356648	1.09%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.128651	11.198303	0.63%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.318966	10.316125	-0.03%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.126836	10.025603	-1.00%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.513431	7.099768	9.00%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.049157	10.045931	-0.03%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	7.823968	7.963350	1.78%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.062783	10.019072	-0.43%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.041446	10.287660	2.45%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.986445	10.266362	2.80%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.158380	12.122627	-7.87%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.745913	9.038281	-7.26%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.919249	9.500824	-4.22%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.516852	10.662044	1.38%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.697828	12.632285	7.99%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.460375	12.722434	2.10%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.745486	-2.55%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.133695	1.34%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.645247	11.679287	0.29%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.383162	11.275884	-0.94%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.776276	13.999863	1.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.981539	12.152773	1.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.832351	13.065671	1.82%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.717775	10.770803	0.49%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.260582	10.203935	-0.55%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.332465	10.150134	-1.76%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.393093	12.603079	1.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.175240	13.397395	1.69%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.573500	11.714698	1.22%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.082857	10.284254	2.00%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.559942	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.648414	-3.52%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.139744	1.40%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.063360	0.63%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.249029	2.49%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.153153	1.53%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.229221	2.29%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.058262	0.58%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.239837	10.202786	-0.36%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.304556	10.194896	-1.06%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.216773	2.17%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.220105	2.20%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.148373	1.48%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	8.930920	8.685322	-2.75%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.485015	9.582425	1.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.840138	12.318144	-4.07%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.919129	-10.81%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.824264	15.879656	7.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	13.948574	14.954481	7.21%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.532954	15.667629	0.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.147161	17.237850	13.80%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.930184	9.30%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.638444	6.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.321461	3.21%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.782058	7.82%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.228811	11.542673	25.07%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.661946	9.442655	-2.27%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.113091	9.805825	-3.04%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.569896	9.437210	-1.39%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.652300	10.094627	4.58%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.307554	9.916211	-3.80%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.317246	11.232283	-0.75%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.263033	10.026169	-2.31%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.251680	7.321762	-20.86%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.225367	11.070002	-1.38%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.572774	10.312963	-2.46%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.410743	10.342982	-0.65%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	12.012409	12.059718	0.39%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.704835	9.508576	-2.02%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.047724	10.178624	1.30%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.912379	9.923516	0.11%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.511655	7.217992	-15.20%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.490052	12.110612	-3.04%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.793372	12.732566	-0.48%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.815890	9.396120	-4.28%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.439099	13.352335	7.34%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.287699	9.184497	-1.11%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.562326	3.804643	-16.61%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.757261	26.187687	26.16%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	13.958793	15.131783	8.40%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.184044	14.132804	7.20%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.412204	16.856053	9.37%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.031602	7.543457	-6.08%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.472023	11.080096	-11.16%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.765972	14.018615	9.81%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.754397	17.749341	20.30%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.085452	13.435309	2.67%	0
ProFunds - ProFund VP International - Q/NQ
2014	11.739470	10.490856	-10.64%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.391604	14.152754	-1.66%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.068077	12.114820	0.39%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.540259	17.683111	13.79%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.161753	11.408516	-13.32%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.332458	16.636880	16.08%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.113104	3.045191	-25.96%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.187160	12.385668	21.58%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.432735	3.684552	-32.18%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.554495	13.808660	30.83%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.287126	6.879166	-5.60%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	4.992837	4.991475	-0.03%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.054247	3.178511	-21.60%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	11.996248	13.779876	14.87%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.639623	11.383525	-2.20%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.246441	14.917537	32.64%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.531922	32.408096	32.11%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.740583	1.087470	-37.52%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.493787	14.071196	22.42%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	5.117797	5.147209	0.57%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	12.302072	11.746339	-4.52%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	20.640829	26.636694	29.05%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.062668	3.248809	-35.83%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	17.536309	19.207546	9.53%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	14.349798	16.300076	13.59%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	7.654053	9.210571	20.34%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2014	12.225649	9.674715	-20.87%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	11.291579	7.758819	-31.29%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	7.732524	6.580444	-14.90%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	6.933057	7.590589	9.48%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.280758	14.772957	30.96%	5,197
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	15.100134	18.300395	21.19%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	16.602820	16.462078	-0.85%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.204822	0.916641	-23.92%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.469258	3.263526	-26.98%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.816467	2.422390	-13.99%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.579320	2.041033	-20.87%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.550400	2.260799	-11.36%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.578332	2.976892	-16.81%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	9.783756	8.048394	-17.74%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	14.561689	15.221390	4.53%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	13.980454	15.218589	8.86%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.612190	27.377522	32.82%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.574332	18.930800	14.22%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	12.325887	14.215028	15.33%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.274897	4.239745	-19.62%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	9.001949	10.593713	17.68%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	15.131864	15.989493	5.67%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	12.259448	12.433455	1.42%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	11.623167	14.090432	21.23%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	15.200475	16.618453	9.33%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	13.803556	14.893011	7.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	17.644034	16.892246	-4.26%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	13.097191	13.593362	3.79%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	14.761316	14.355231	-2.75%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.488767	12.304686	-1.47%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	4.773829	5.707224	19.55%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	11.763128	12.612827	7.22%	0

Additional Contract Options Elected Total - 2.75%
Variable account charges of the daily net assets of the variable account - 2.75%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	8.155508	8.138637	-0.21%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	12.755049	15.232684	19.42%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	12.176824	14.553168	19.52%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	9.099064	6.909548	-24.06%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.033838	9.892011	-1.41%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.390130	10.396435	0.06%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.506736	5.07%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.359331	11.469988	10.72%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	10.953812	10.865189	-0.81%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.233472	6.477124	-21.33%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.578025	9.215277	-3.79%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.183019	11.636722	4.06%	0
2013	9.899989	11.183019	12.96%	0
2012	8.988780	9.899989	10.14%	0
2011*	10.000000	8.988780	-10.11%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.346584	11.248900	8.72%	0
2013*	10.000000	10.346584	3.47%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.765064	9.799796	0.36%	0
2013	10.982893	9.765064	-11.09%	0
2012	10.528262	10.982893	4.32%	0
2011*	10.000000	10.528262	5.28%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	11.958642	13.070499	9.30%	0
2013	9.062775	11.958642	31.95%	0
2012	8.130502	9.062775	11.47%	0
2011	8.116095	8.130502	0.18%	0
2010	7.318633	8.116095	10.90%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	12.094874	13.287168	9.86%	0
2013	9.450983	12.094874	27.97%	0
2012	8.491226	9.450983	11.30%	0
2011	8.652048	8.491226	-1.86%	0
2010	7.851729	8.652048	10.19%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.366200	11.250116	-1.02%	0
2013*	10.000000	11.366200	13.66%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.682778	11.569100	-0.97%	0
2013	10.510284	11.682778	11.16%	0
2012	9.838735	10.510284	6.83%	0
2011	10.509324	9.838735	-6.38%	0
2010*	10.000000	10.509324	5.09%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.246076	6.648114	-19.38%	0
2013	9.459658	8.246076	-12.83%	0
2012	9.946267	9.459658	-4.89%	0
2011	11.720241	9.946267	-15.14%	0
2010*	10.000000	11.720241	17.20%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.077303	-9.23%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.228616	12.29%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.483012	10.173463	-2.95%	0
2013	10.380833	10.483012	0.98%	0
2012*	10.000000	10.380833	3.81%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.774972	7.75%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	10.997366	11.275659	2.53%	0
2013	9.814444	10.997366	12.05%	0
2012	9.001652	9.814444	9.03%	0
2011*	10.000000	9.001652	-9.98%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.287370	13.276289	-0.08%	0
2013	11.050247	13.287370	20.25%	0
2012	9.862906	11.050247	12.04%	0
2011	10.310665	9.862906	-4.34%	0
2010*	10.000000	10.310665	3.11%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.441587	10.612226	1.63%	0
2013*	10.000000	10.441587	4.42%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.307137	11.611940	2.70%	0
2013*	10.000000	11.307137	13.07%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.243850	10.344551	0.98%	0
2013*	10.000000	10.243850	2.44%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	11.047960	11.105672	0.52%	0
2013	9.212936	11.047960	19.92%	0
2012	8.340604	9.212936	10.46%	0
2011	9.260946	8.340604	-9.94%	0
2010	8.279294	9.260946	11.86%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.248396	10.235037	-0.13%	0
2013	8.883484	10.248396	15.36%	0
2012	8.134666	8.883484	9.21%	0
2011	8.740869	8.134666	-6.94%	0
2010	7.909511	8.740869	10.51%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	10.053353	9.942614	-1.10%	0
2013	9.393346	10.053353	7.03%	0
2012	8.728020	9.393346	7.62%	0
2011	9.008456	8.728020	-3.11%	0
2010	8.354698	9.008456	7.83%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.479654	7.055702	8.89%	0
2013	6.501431	6.479654	-0.33%	0
2012	7.537247	6.501431	-13.74%	0
2011	8.490386	7.537247	-11.23%	0
2010	9.059786	8.490386	-6.28%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	10.071580	10.057996	-0.13%	0
2013	8.826102	10.071580	14.11%	0
2012	8.700163	8.826102	1.45%	0
2011	9.583826	8.700163	-9.22%	0
2010	8.870484	9.583826	8.04%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	7.698788	7.827882	1.68%	0
2013	7.795758	7.698788	-1.24%	0
2012	7.850368	7.795758	-0.70%	0
2011	7.815810	7.850368	0.44%	0
2010	7.576631	7.815810	3.16%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.055863	10.001886	-0.54%	0
2013*	10.000000	10.055863	0.56%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.040034	10.275629	2.35%	0
2013*	10.000000	10.040034	0.40%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.985036	10.254370	2.70%	0
2013*	10.000000	9.985036	-0.15%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.108893	12.064595	-7.97%	0
2013	10.783237	13.108893	21.57%	0
2012	9.314170	10.783237	15.77%	0
2011	10.331427	9.314170	-9.85%	0
2010*	10.000000	10.331427	3.31%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.739209	9.022782	-7.36%	0
2013*	10.000000	9.739209	-2.61%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.912439	9.484544	-4.32%	0
2013*	10.000000	9.912439	-0.88%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.488024	10.621887	1.28%	0
2013	9.946028	10.488024	5.45%	0
2012	9.370425	9.946028	6.14%	0
2011*	10.000000	9.370425	-6.30%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.689795	12.610633	7.88%	0
2013*	10.000000	11.689795	16.90%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.426244	12.674536	2.00%	0
2013	10.374866	12.426244	19.77%	0
2012	9.229367	10.374866	12.41%	0
2011*	10.000000	9.229367	-7.71%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.738616	-2.61%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.126725	1.27%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.633745	11.655759	0.19%	0
2013*	10.000000	11.633745	16.34%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.371909	11.253153	-1.04%	0
2013*	10.000000	11.371909	13.72%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.724464	13.932869	1.52%	0
2013	10.910853	13.724464	25.79%	0
2012	9.669678	10.910853	12.84%	0
2011	10.630958	9.669678	-9.04%	0
2010*	10.000000	10.630958	6.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.936507	12.094662	1.32%	0
2013	10.715925	11.936507	11.39%	0
2012	9.932406	10.715925	7.89%	0
2011	10.362540	9.932406	-4.15%	0
2010*	10.000000	10.362540	3.63%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.784086	13.003136	1.71%	0
2013	10.853155	12.784086	17.79%	0
2012	9.831051	10.853155	10.40%	0
2011	10.480203	9.831051	-6.19%	0
2010*	10.000000	10.480203	4.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.677479	10.719270	0.39%	0
2013	10.474039	10.677479	1.94%	0
2012	10.029945	10.474039	4.43%	0
2011	10.179829	10.029945	-1.47%	0
2010*	10.000000	10.179829	1.80%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.259137	10.192003	-0.65%	0
2013*	10.000000	10.259137	2.59%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.331009	10.138270	-1.87%	0
2013*	10.000000	10.331009	3.31%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.346480	12.542755	1.59%	0
2013	10.787835	12.346480	14.45%	0
2012	9.882565	10.787835	9.16%	0
2011	10.414808	9.882565	-5.11%	0
2010*	10.000000	10.414808	4.15%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.125682	13.333279	1.58%	0
2013	10.871364	13.125682	20.74%	0
2012	9.766491	10.871364	11.31%	0
2011	10.545080	9.766491	-7.38%	0
2010*	10.000000	10.545080	5.45%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.529972	11.658625	1.12%	26,332
2013	10.669107	11.529972	8.07%	26,332
2012	9.980429	10.669107	6.90%	26,332
2011	10.300405	9.980429	-3.11%	26,332
2010*	10.000000	10.300405	3.00%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.055244	10.245555	1.89%	0
2013	10.566747	10.055244	-4.84%	0
2012	10.154693	10.566747	4.06%	0
2011*	10.000000	10.154693	1.55%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.553199	-4.47%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.641780	-3.58%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.132769	1.33%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.056270	0.56%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.241810	2.42%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.146009	1.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.222014	2.22%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.051171	0.51%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.238396	10.190863	-0.46%	0
2013*	10.000000	10.238396	2.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.303106	10.182975	-1.17%	0
2013*	10.000000	10.303106	3.03%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.209576	2.10%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.212900	2.13%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.141219	1.41%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	8.893741	8.640271	-2.85%	0
2013	9.154647	8.893741	-2.85%	0
2012	9.423949	9.154647	-2.86%	0
2011	9.699636	9.423949	-2.84%	0
2010	9.984169	9.699636	-2.85%	28,796
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.478495	9.565977	0.92%	0
2013*	10.000000	9.478495	-5.22%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.791843	12.259179	-4.16%	0
2013	10.874836	12.791843	17.63%	0
2012	9.690560	10.874836	12.22%	0
2011	11.036524	9.690560	-12.20%	0
2010*	10.000000	11.036524	10.37%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.912838	-10.87%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.768523	15.803684	7.01%	0
2013	11.309488	14.768523	30.59%	0
2012	10.024082	11.309488	12.82%	0
2011	10.662191	10.024082	-5.98%	0
2010*	10.000000	10.662191	6.62%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	13.896093	14.882898	7.10%	0
2013	10.593035	13.896093	31.18%	0
2012	9.273206	10.593035	14.23%	0
2011	10.164014	9.273206	-8.76%	0
2010*	10.000000	10.164014	1.64%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.474529	15.592636	0.76%	0
2013	11.491721	15.474529	34.66%	0
2012	10.318545	11.491721	11.37%	0
2011	11.115437	10.318545	-7.17%	0
2010*	10.000000	11.115437	11.15%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.090176	17.155341	13.69%	0
2013	11.448161	15.090176	31.81%	0
2012	10.129106	11.448161	13.02%	0
2011	10.673457	10.129106	-5.10%	0
2010*	10.000000	10.673457	6.73%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.922482	9.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.630948	6.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.314188	3.14%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.774467	7.74%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.222465	11.522881	24.94%	0
2013*	10.000000	9.222465	-7.78%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.635475	9.407099	-2.37%	0
2013	9.907712	9.635475	-2.75%	0
2012	9.851991	9.907712	0.57%	0
2011*	10.000000	9.851991	-1.48%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.111667	9.794362	-3.14%	0
2013*	10.000000	10.111667	1.12%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.563317	9.421027	-1.49%	0
2013*	10.000000	9.563317	-4.37%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.636851	10.068107	4.48%	0
2013	9.545633	9.636851	0.96%	0
2012*	10.000000	9.545633	-4.54%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.291085	9.890191	-3.90%	0
2013	10.126880	10.291085	1.62%	0
2012*	10.000000	10.126880	1.27%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.309467	11.213011	-0.85%	0
2013*	10.000000	11.309467	13.09%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.234924	9.988435	-2.41%	0
2013	10.523696	10.234924	-2.74%	0
2012	9.435928	10.523696	11.53%	0
2011*	10.000000	9.435928	-5.64%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.216877	7.286709	-20.94%	0
2013	11.124317	9.216877	-17.15%	0
2012	10.893257	11.124317	2.12%	0
2011	12.126962	10.893257	-10.17%	0
2010*	10.000000	12.126962	21.27%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.183154	11.017040	-1.49%	0
2013	12.383199	11.183154	-9.69%	0
2012	10.824304	12.383199	14.40%	0
2011	10.489501	10.824304	3.19%	0
2010*	10.000000	10.489501	4.90%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.532914	10.263517	-2.56%	0
2013	11.603935	10.532914	-9.23%	0
2012	11.351334	11.603935	2.23%	0
2011	10.776446	11.351334	5.33%	0
2010*	10.000000	10.776446	7.76%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.371614	10.293521	-0.75%	0
2013	11.676087	10.371614	-11.17%	0
2012	11.247649	11.676087	3.81%	0
2011	10.773444	11.247649	4.40%	0
2010*	10.000000	10.773444	7.73%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	11.967243	12.002025	0.29%	0
2013	11.661788	11.967243	2.62%	0
2012	10.512577	11.661788	10.93%	0
2011	10.481185	10.512577	0.30%	0
2010*	10.000000	10.481185	4.81%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.678185	9.472720	-2.12%	0
2013	9.985296	9.678185	-3.08%	0
2012	9.720090	9.985296	2.73%	0
2011*	10.000000	9.720090	-2.80%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	10.020203	10.140324	1.20%	0
2013	10.530350	10.020203	-4.84%	0
2012	9.899591	10.530350	6.37%	0
2011*	10.000000	9.899591	-1.00%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.910983	9.911917	0.01%	0
2013*	10.000000	9.910983	-0.89%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.479637	7.183433	-15.29%	0
2013	8.923972	8.479637	-4.98%	0
2012	8.227187	8.923972	8.47%	0
2011	11.086362	8.227187	-25.79%	0
2010*	10.000000	11.086362	10.86%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.442977	12.052557	-3.14%	0
2013	11.455606	12.442977	8.62%	0
2012	10.192770	11.455606	12.39%	0
2011	10.708435	10.192770	-4.82%	0
2010*	10.000000	10.708435	7.08%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.745268	12.671648	-0.58%	0
2013	11.924449	12.745268	6.88%	0
2012	10.755797	11.924449	10.87%	0
2011	10.774800	10.755797	-0.18%	0
2010*	10.000000	10.774800	7.75%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.778950	9.351125	-4.37%	0
2013	8.754969	9.778950	11.70%	0
2012	7.804536	8.754969	12.18%	0
2011	11.003966	7.804536	-29.08%	0
2010*	10.000000	11.003966	10.04%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.404987	13.302035	7.23%	0
2013	9.567735	12.404987	29.65%	0
2012	7.382805	9.567735	29.59%	0
2011*	10.000000	7.382805	-26.17%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.262247	9.149899	-1.21%	0
2013	8.050111	9.262247	15.06%	0
2012	7.638640	8.050111	5.39%	0
2011*	10.000000	7.638640	-23.61%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.545147	3.786417	-16.69%	0
2013	6.369855	4.545147	-28.65%	0
2012	7.862117	6.369855	-18.98%	0
2011	8.881299	7.862117	-11.48%	0
2010*	10.000000	8.881299	-11.19%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.700433	26.089177	26.03%	0
2013	12.651316	20.700433	63.62%	0
2012	9.255462	12.651316	36.69%	0
2011*	10.000000	9.255462	-7.45%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bull - Q/NQ
2014	13.906316	15.059400	8.29%	0
2013	11.031511	13.906316	26.06%	0
2012	9.970989	11.031511	10.64%	0
2011	10.262815	9.970989	-2.84%	0
2010*	10.000000	10.262815	2.63%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.147948	14.079631	7.09%	0
2013	10.535840	13.147948	24.79%	0
2012	9.783213	10.535840	7.69%	0
2011*	10.000000	9.783213	-2.17%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.370019	16.792629	9.26%	0
2013	11.311033	15.370019	35.89%	0
2012	9.536067	11.311033	18.61%	0
2011*	10.000000	9.536067	-4.64%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	8.001379	7.507348	-6.17%	0
2013	8.801508	8.001379	-9.09%	0
2012	8.501790	8.801508	3.53%	0
2011	10.898326	8.501790	-21.99%	0
2010*	10.000000	10.898326	8.98%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.425086	11.027020	-11.25%	0
2013	10.514579	12.425086	18.17%	0
2012	9.283075	10.514579	13.27%	0
2011	10.486844	9.283075	-11.48%	0
2010*	10.000000	10.486844	4.87%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.730994	13.965840	9.70%	0
2013	9.921652	12.730994	28.32%	0
2012	8.188273	9.921652	21.17%	0
2011*	10.000000	8.188273	-18.12%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.713984	17.682532	20.18%	0
2013	10.836841	14.713984	35.78%	0
2012	9.501630	10.836841	14.05%	0
2011*	10.000000	9.501630	-4.98%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	13.049602	13.384709	2.57%	0
2013	9.720214	13.049602	34.25%	0
2012	8.640767	9.720214	12.49%	0
2011*	10.000000	8.640767	-13.59%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP International - Q/NQ
2014	11.695287	10.440620	-10.73%	0
2013	10.074465	11.695287	16.09%	0
2012	8.945348	10.074465	12.62%	0
2011	10.748808	8.945348	-16.78%	0
2010*	10.000000	10.748808	7.49%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.352202	14.099484	-1.76%	0
2013	9.737599	14.352202	47.39%	0
2012	8.369679	9.737599	16.34%	0
2011*	10.000000	8.369679	-16.30%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	12.022712	12.056875	0.28%	0
2013	8.348285	12.022712	44.01%	0
2012	6.989666	8.348285	19.44%	0
2011	8.831859	6.989666	-20.86%	0
2010*	10.000000	8.831859	-11.68%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.481822	17.598506	13.67%	0
2013	11.868035	15.481822	30.45%	0
2012	10.510819	11.868035	12.91%	0
2011	10.663290	10.510819	-1.43%	0
2010*	10.000000	10.663290	6.63%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.112253	11.353907	-13.41%	0
2013	10.878267	13.112253	20.54%	0
2012	10.882863	10.878267	-0.04%	0
2011	10.955391	10.882863	-0.66%	0
2010*	10.000000	10.955391	9.55%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.293180	16.574234	15.96%	0
2013	11.177230	14.293180	27.88%	0
2012	10.286444	11.177230	8.66%	0
2011*	10.000000	10.286444	2.86%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.101827	3.033711	-26.04%	0
2013	6.804230	4.101827	-39.72%	0
2012	8.196769	6.804230	-16.99%	0
2011*	10.000000	8.196769	-18.03%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.159253	12.339049	21.46%	0
2013	10.447706	10.159253	-2.76%	0
2012	9.178615	10.447706	13.83%	0
2011*	10.000000	9.178615	-8.21%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.412279	3.666899	-32.25%	0
2013	4.782917	5.412279	13.16%	0
2012	5.290588	4.782917	-9.60%	0
2011	8.713277	5.290588	-39.28%	0
2010*	10.000000	8.713277	-12.87%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.525569	13.756672	30.70%	0
2013	8.116959	10.525569	29.67%	0
2012	8.719327	8.116959	-6.91%	0
2011*	10.000000	8.719327	-12.81%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.259738	6.846263	-5.70%	0
2013	7.489930	7.259738	-3.07%	0
2012	8.866944	7.489930	-15.53%	0
2011	8.247074	8.866944	7.52%	0
2010*	10.000000	8.247074	-17.53%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	4.974046	4.967577	-0.13%	0
2013	6.481713	4.974046	-23.26%	0
2012	8.356893	6.481713	-22.44%	0
2011	8.448979	8.356893	-1.09%	0
2010*	10.000000	8.448979	-15.51%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.038983	3.163282	-21.68%	0
2013	5.889262	4.038983	-31.42%	0
2012	7.465902	5.889262	-21.12%	0
2011	8.583666	7.465902	-13.02%	0
2010*	10.000000	8.583666	-14.16%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	11.963425	13.728059	14.75%	0
2013	9.836224	11.963425	21.63%	0
2012	9.179248	9.836224	7.16%	0
2011*	10.000000	9.179248	-8.21%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.607757	11.340688	-2.30%	0
2013	10.661491	11.607757	8.88%	0
2012	9.419072	10.661491	13.19%	0
2011*	10.000000	9.419072	-5.81%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.204136	14.846142	32.51%	0
2013	14.257668	11.204136	-21.42%	0
2012	14.535621	14.257668	-1.91%	0
2011	10.424867	14.535621	39.43%	0
2010*	10.000000	10.424867	4.25%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.439728	32.253139	31.97%	0
2013	14.050067	24.439728	73.95%	0
2012	10.813122	14.050067	29.94%	0
2011	11.264243	10.813122	-4.00%	0
2010*	10.000000	11.264243	12.64%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.734020	1.082255	-37.59%	0
2013	3.475078	1.734020	-50.10%	0
2012	5.522764	3.475078	-37.08%	0
2011	7.304407	5.522764	-24.39%	0
2010*	10.000000	7.304407	-26.96%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.462277	14.018200	22.30%	0
2013	10.412318	11.462277	10.08%	0
2012	10.703422	10.412318	-2.72%	0
2011*	10.000000	10.703422	7.03%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	4.892137	4.915190	0.47%	0
2013	3.898002	4.892137	25.50%	0
2012	3.230309	3.898002	20.67%	0
2011	4.275452	3.230309	-24.45%	0
2010	3.893195	4.275452	9.82%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	11.490145	10.959808	-4.62%	0
2013	11.681340	11.490145	-1.64%	0
2012	10.860235	11.681340	7.56%	0
2011	13.380862	10.860235	-18.84%	0
2010	10.872807	13.380862	23.07%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.506743	27.725632	28.92%	0
2013	14.355816	21.506743	49.81%	0
2012	10.867383	14.355816	32.10%	0
2011	10.114251	10.867383	7.45%	0
2010	9.404381	10.114251	7.55%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.599287	3.589466	-35.89%	0
2013	5.954796	5.599287	-5.97%	0
2012	6.217485	5.954796	-4.23%	0
2011	6.854948	6.217485	-9.30%	0
2010	6.531440	6.854948	4.95%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	15.976693	17.481302	9.42%	0
2013	12.822569	15.976693	24.60%	0
2012	12.104528	12.822569	5.93%	0
2011	10.951488	12.104528	10.53%	0
2010	9.611449	10.951488	13.94%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.621697	14.322371	13.47%	0
2013	7.985025	12.621697	58.07%	0
2012	7.016754	7.985025	13.80%	0
2011	6.620479	7.016754	5.99%	0
2010	5.469685	6.620479	21.04%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.585065	10.320307	20.21%	0
2013	6.543176	8.585065	31.21%	0
2012	6.665634	6.543176	-1.84%	0
2011	8.215489	6.665634	-18.87%	0
2010	7.718785	8.215489	6.44%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.607899	9.176389	-20.95%	0
2013	9.677285	11.607899	19.95%	0
2012	9.728163	9.677285	-0.52%	0
2011	10.635025	9.728163	-8.53%	0
2010	9.194841	10.635025	15.66%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	11.038090	7.576808	-31.36%	0
2013	9.170988	11.038090	20.36%	0
2012	9.402799	9.170988	-2.47%	0
2011	10.669816	9.402799	-11.87%	0
2010	8.713045	10.669816	22.46%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.638501	5.643610	-14.99%	0
2013	5.515386	6.638501	20.36%	0
2012	4.666727	5.515386	18.19%	0
2011	5.660330	4.666727	-17.55%	0
2010	6.529948	5.660330	-13.32%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	6.526986	7.138655	9.37%	0
2013	5.267037	6.526986	23.92%	0
2012	4.419403	5.267037	19.18%	0
2011	5.346862	4.419403	-17.35%	0
2010	4.812355	5.346862	11.11%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.440937	14.967315	30.82%	0
2013	14.406063	11.440937	-20.58%	0
2012	14.397155	14.406063	0.06%	0
2011	10.473523	14.397155	37.46%	0
2010	9.791561	10.473523	6.96%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	15.151808	18.344145	21.07%	0
2013	10.997431	15.151808	37.78%	0
2012	9.662279	10.997431	13.82%	0
2011	9.499794	9.662279	1.71%	0
2010	9.158425	9.499794	3.73%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	16.184211	16.030506	-0.95%	0
2013	11.015454	16.184211	46.92%	0
2012	9.502830	11.015454	15.92%	0
2011	11.105245	9.502830	-14.43%	0
2010	9.464655	11.105245	17.33%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.389164	1.055802	-24.00%	0
2013	2.548418	1.389164	-45.49%	0
2012	3.383171	2.548418	-24.67%	0
2011	4.775040	3.383171	-29.15%	0
2010	7.051295	4.775040	-32.28%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.274661	3.118219	-27.05%	0
2013	3.817440	4.274661	11.98%	0
2012	4.189279	3.817440	-8.88%	0
2011	6.198924	4.189279	-32.42%	0
2010	7.318270	6.198924	-15.30%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.797808	2.403871	-14.08%	0
2013	3.976224	2.797808	-29.64%	0
2012	5.013811	3.976224	-20.69%	0
2011	5.568968	5.013811	-9.97%	0
2010	7.673081	5.568968	-27.42%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.606027	2.060051	-20.95%	0
2013	3.780987	2.606027	-31.08%	0
2012	4.784352	3.780987	-20.97%	0
2011	5.476163	4.784352	-12.63%	0
2010	7.159729	5.476163	-23.51%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.652742	2.349099	-11.45%	0
2013	3.948783	2.652742	-32.82%	0
2012	4.966699	3.948783	-20.49%	0
2011	5.533310	4.966699	-10.24%	0
2010	7.870034	5.533310	-29.69%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.743454	3.111062	-16.89%	0
2013	5.243846	3.743454	-28.61%	0
2012	6.502296	5.243846	-19.35%	0
2011	7.358009	6.502296	-11.63%	0
2010	9.120904	7.358009	-19.33%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	9.568824	7.863483	-17.82%	0
2013	6.313718	9.568824	51.56%	0
2012	5.411468	6.313718	16.67%	0
2011	7.839476	5.411468	-30.97%	0
2010	6.972555	7.839476	12.43%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	13.354529	13.945173	4.42%	0
2013	9.652368	13.354529	38.35%	0
2012	8.190008	9.652368	17.86%	0
2011	8.228079	8.190008	-0.46%	0
2010	6.497513	8.228079	26.63%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.233483	15.478102	8.74%	0
2013	9.751888	14.233483	45.96%	0
2012	8.074217	9.751888	20.78%	0
2011	8.993584	8.074217	-10.22%	0
2010	6.729840	8.993584	33.64%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.820913	27.626347	32.69%	0
2013	11.891721	20.820913	75.09%	0
2012	9.126691	11.891721	30.30%	0
2011	9.457816	9.126691	-3.50%	0
2010	7.110843	9.457816	33.01%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.364312	18.671711	14.10%	0
2013	12.512295	16.364312	30.79%	0
2012	11.030264	12.512295	13.44%	0
2011	11.112084	11.030264	-0.74%	0
2010	9.653339	11.112084	15.11%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	11.436324	13.175567	15.21%	0
2013	7.900850	11.436324	44.75%	0
2012	6.653080	7.900850	18.75%	0
2011	6.928776	6.653080	-3.98%	0
2010	5.944856	6.928776	16.55%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.065685	4.067387	-19.71%	0
2013	9.675018	5.065685	-47.64%	0
2012	10.385142	9.675018	-6.84%	0
2011	14.094249	10.385142	-26.32%	0
2010	10.506689	14.094249	34.15%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	7.979201	9.380468	17.56%	0
2013	7.901647	7.979201	0.98%	0
2012	6.873101	7.901647	14.96%	0
2011	6.917621	6.873101	-0.64%	0
2010	5.702369	6.917621	21.31%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	14.588357	15.399320	5.56%	0
2013	11.057641	14.588357	31.93%	0
2012	9.747889	11.057641	13.44%	0
2011	9.528356	9.747889	2.30%	0
2010	7.837379	9.528356	21.58%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	12.008186	12.166103	1.32%	0
2013	7.795093	12.008186	54.05%	0
2012	6.571724	7.795093	18.62%	0
2011	7.702912	6.571724	-14.69%	0
2010	5.751729	7.702912	33.92%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	10.600719	12.837725	21.10%	0
2013	6.467445	10.600719	63.91%	0
2012	5.145405	6.467445	25.69%	0
2011	5.513843	5.145405	-6.68%	0
2010	4.523371	5.513843	21.90%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	15.215144	16.617390	9.22%	0
2013	11.082205	15.215144	37.29%	0
2012	10.068012	11.082205	10.07%	0
2011	10.476787	10.068012	-3.90%	0
2010	8.624842	10.476787	21.47%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	12.854598	13.854895	7.78%	0
2013	9.108549	12.854598	41.13%	0
2012	7.671158	9.108549	18.74%	0
2011	8.154214	7.671158	-5.92%	0
2010	6.975913	8.154214	16.89%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	18.698009	17.882890	-4.36%	0
2013	14.357423	18.698009	30.23%	0
2012	12.735102	14.357423	12.74%	0
2011	13.194784	12.735102	-3.48%	0
2010	10.243977	13.194784	28.81%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	12.481188	12.940695	3.68%	0
2013	9.460013	12.481188	31.94%	0
2012	8.324095	9.460013	13.65%	0
2011	9.227765	8.324095	-9.79%	0
2010	7.906603	9.227765	16.71%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	15.009705	14.581772	-2.85%	35,050
2013	10.933513	15.009705	37.28%	0
2012	10.175567	10.933513	7.45%	0
2011	10.117788	10.175567	0.57%	0
2010	8.304874	10.117788	21.83%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.224085	12.031518	-1.58%	0
2013	8.809464	12.224085	38.76%	0
2012	7.533198	8.809464	16.94%	0
2011	8.562458	7.533198	-12.02%	0
2010	7.045105	8.562458	21.54%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.134427	6.131996	19.43%	0
2013	5.446783	5.134427	-5.73%	0
2012	5.982854	5.446783	-8.96%	0
2011	6.431909	5.982854	-6.98%	0
2010	6.933025	6.431909	-7.23%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Technology Fund - Q/NQ
2014	11.904917	12.751739	7.11%	0
2013	9.050609	11.904917	31.54%	0
2012	8.319733	9.050609	8.78%	0
2011	9.430991	8.319733	-11.78%	0
2010	8.664726	9.430991	8.84%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.799777	7.775631	-0.31%	0
2013	6.834900	7.799777	14.12%	0
2012	6.709832	6.834900	1.86%	0
2011	8.068408	6.709832	-16.84%	0
2010	7.252484	8.068408	11.25%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	12.522169	14.939187	19.30%	0
2013	8.556293	12.522169	46.35%	0
2012	7.490693	8.556293	14.23%	0
2011	8.674663	7.490693	-13.65%	0
2010	7.193002	8.674663	20.60%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	10.931423	13.051296	19.39%	0
2013	9.902694	10.931423	10.39%	0
2012	10.081288	9.902694	-1.77%	0
2011	8.922883	10.081288	12.98%	0
2010	8.593112	8.922883	3.84%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.403235	6.374585	-24.14%	0
2013	8.900343	8.403235	-5.59%	0
2012	9.091022	8.900343	-2.10%	0
2011	9.715089	9.091022	-6.42%	0
2010	10.594279	9.715089	-8.30%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.032425	9.880446	-1.51%	0
2013*	10.000000	10.032425	0.32%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.361668	10.357285	-0.04%	0
2013	11.689310	10.361668	-11.36%	0
2012	10.208185	11.689310	14.51%	0
2011*	10.000000	10.208185	2.08%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.499507	5.00%	0

Additional Contract Options Elected Total - 2.85%
Variable account charges of the daily net assets of the variable account - 2.85%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.330938	11.426788	10.61%	0
2013	10.361135	10.330938	-0.29%	0
2012	8.207875	10.361135	26.23%	0
2011*	10.000000	8.207875	-17.92%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	10.923821	10.824306	-0.91%	0
2013	9.713938	10.923821	12.46%	0
2012	8.794954	9.713938	10.45%	0
2011*	10.000000	8.794954	-12.05%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.210895	6.452705	-21.41%	0
2013	7.646328	8.210895	7.38%	0
2012	7.613441	7.646328	0.43%	0
2011*	10.000000	7.613441	-23.87%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.551793	9.180584	-3.89%	0
2013	9.359378	9.551793	2.06%	0
2012	9.508056	9.359378	-1.56%	0
2011*	10.000000	9.508056	-4.92%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.137053	11.571000	3.90%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.344400	11.229153	8.55%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.724929	9.744448	0.20%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	11.827232	12.906924	9.13%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	11.961892	13.120789	9.69%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.354466	11.221142	-1.17%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.616845	11.486038	-1.13%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.199530	6.600366	-19.50%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.067935	-9.32%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.217032	12.17%	0
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.456052	10.131629	-3.10%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.763861	7.64%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	10.952166	11.211978	2.37%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.212395	13.180991	-0.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.430805	10.584885	1.48%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.295472	11.582042	2.54%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.241686	10.326400	0.83%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	10.927791	10.967914	0.37%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.143320	10.114462	-0.28%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	9.944061	9.819333	-1.25%	0
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.429261	6.990021	8.72%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	9.960891	9.932082	-0.29%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	7.614174	7.729905	1.52%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.045488	9.976136	-0.69%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.037909	10.257592	2.19%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.982925	10.236371	2.54%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	13.034897	11.977962	-8.11%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.729159	8.999536	-7.50%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.902199	9.460113	-4.46%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.444928	10.561905	1.12%	0
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.677742	12.578182	7.71%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.375173	12.602957	1.84%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.728324	-2.72%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.116271	1.16%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.616473	11.620494	0.03%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.355023	11.219089	-1.20%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.646993	13.832820	1.36%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.869132	12.007817	1.17%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.711924	12.909768	1.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.617216	10.642320	0.24%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.256969	10.174105	-0.81%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.328824	10.120470	-2.02%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.276790	12.452701	1.43%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.051624	13.237570	1.42%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.464916	11.574948	0.96%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	10.013896	10.187665	1.74%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.543087	-4.57%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.631818	-3.68%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.122304	1.22%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.045634	0.46%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.230971	2.31%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.135272	1.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.211204	2.11%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.040545	0.41%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.236231	10.172965	-0.62%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.300924	10.165102	-1.32%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.198780	1.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.202098	2.02%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.130499	1.30%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	8.838201	8.573053	-3.00%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.468705	9.541346	0.77%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.719644	12.171159	-4.31%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.903408	-10.97%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.685196	15.690248	6.84%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	13.817666	14.776055	6.94%	207

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.387206	15.480705	0.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	15.005045	17.032233	13.51%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.910935	9.11%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.619713	6.20%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.303281	3.03%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.763075	7.63%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.212937	11.493219	24.75%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.595871	9.353964	-2.52%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.109526	9.777169	-3.29%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.553440	9.396767	-1.64%	0
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.613741	10.028455	4.31%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.266405	9.851236	-4.04%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.297800	11.184144	-1.01%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.192863	9.932025	-2.56%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.164854	7.234390	-21.06%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.120030	10.937940	-1.64%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.473324	10.189702	-2.71%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.313054	10.219589	-0.91%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	11.899704	11.915859	0.14%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.638278	9.419092	-2.27%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.979009	10.083037	1.04%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.908883	9.894516	-0.14%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.431756	7.131837	-15.42%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.372595	11.965879	-3.29%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.673333	12.580672	-0.73%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.723739	9.283966	-4.52%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.353976	13.226884	7.07%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.224172	9.098205	-1.37%	0
ProFunds - ProFund VP Bear - Q/NQ
2014	4.519482	3.759235	-16.82%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.615415	25.941938	25.84%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	13.827852	14.951314	8.12%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.093885	14.000079	6.92%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.306846	16.697794	9.09%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	7.956196	7.453415	-6.32%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.354938	10.947831	-11.39%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.678635	13.886929	9.53%	0
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.653536	17.582718	19.99%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	12.995958	13.309110	2.41%	0
ProFunds - ProFund VP International - Q/NQ
2014	11.629303	10.365673	-10.87%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.293205	14.019843	-1.91%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	11.954803	11.970266	0.13%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.394487	17.472237	13.50%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	13.038269	11.272385	-13.54%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.234481	16.480696	15.78%	0
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.084936	3.016541	-26.15%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.117476	12.269352	21.27%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.381688	3.640527	-32.35%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.482296	13.678978	30.50%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.218744	6.797106	-5.84%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	4.945949	4.931897	-0.28%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.016152	3.140547	-21.80%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	11.914245	13.650520	14.57%	0
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.560065	11.276648	-2.45%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.140893	14.739546	32.30%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.301915	32.021797	31.77%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.724213	1.074470	-37.68%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.415160	13.939028	22.11%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	4.838341	4.853638	0.32%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	11.363856	10.822598	-4.76%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.270431	27.378708	28.72%	0
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.537725	3.544502	-35.99%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	15.801170	17.262574	9.25%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.482964	14.143075	13.30%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.490677	10.191072	20.03%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.480281	9.061459	-21.07%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	10.916688	7.481879	-31.46%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.565478	5.572902	-15.12%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	6.455204	7.049255	9.20%	0
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.314927	14.779609	30.62%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	14.985378	18.114655	20.88%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	16.006289	15.829799	-1.10%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.373879	1.042573	-24.11%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.227657	3.079169	-27.17%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.767056	2.373779	-14.21%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.577370	2.034245	-21.07%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.623576	2.319684	-11.58%	0
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.702305	3.072111	-17.02%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	9.463608	7.765004	-17.95%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	13.207734	13.770602	4.26%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	14.077027	15.284319	8.58%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.592080	27.280588	32.48%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.184453	18.437991	13.92%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	11.310615	13.010615	15.03%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	5.009957	4.016422	-19.83%	0
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	7.891438	9.262987	17.38%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	14.428038	15.206578	5.40%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	11.876145	12.013732	1.16%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	10.484135	12.676958	20.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	15.047871	16.409317	9.05%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	12.713272	13.681416	7.62%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	18.492594	17.659107	-4.51%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	12.343997	12.778689	3.52%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	14.844778	14.399264	-3.00%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.089702	11.880878	-1.73%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.078015	6.055267	19.24%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	11.774077	12.592113	6.95%	0

Additional Contract Options Elected Total - 3.00%
Variable account charges of the daily net assets of the variable account - 3.00%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.714031	7.678275	-0.46%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	12.384513	14.752167	19.12%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	10.811342	12.888011	19.21%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.310871	6.294783	-24.26%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.030305	9.863108	-1.67%	0
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.319082	10.298781	-0.20%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.488675	4.89%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.288438	11.362219	10.44%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	10.878905	10.763149	-1.06%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.177108	6.416209	-21.53%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.512526	9.128719	-4.03%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Balanced Wealth Strategy Portfolio: Class B - Q/NQ
2014	11.106465	11.527320	3.79%	0
2013	9.857578	11.106465	12.67%	0
2012	8.973417	9.857578	9.85%	0
2011*	10.000000	8.973417	-10.27%	0
ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III - Q/NQ
2014	10.342939	11.215988	8.44%	0
2013*	10.000000	10.342939	3.43%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2014	9.698211	9.707669	0.10%	0
2013	10.935856	9.698211	-11.32%	0
2012	10.510292	10.935856	4.05%	0
2011*	10.000000	10.510292	5.10%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class III - Q/NQ
2014	11.740307	12.798857	9.02%	0
2013	8.920241	11.740307	31.61%	0
2012	8.023326	8.920241	11.18%	0
2011	8.029722	8.023326	-0.08%	0
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class III - Q/NQ
2014	11.874011	13.010955	9.58%	0
2013	9.302329	11.874011	27.65%	0
2012	8.379283	9.302329	11.02%	0
2011	8.559978	8.379283	-2.11%	0
American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 - Q/NQ
2014	11.346647	11.201848	-1.28%	0
2013*	10.000000	11.346647	13.47%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2014	11.573030	11.430912	-1.23%	0
2013	10.438409	11.573030	10.87%	0
2012	9.796712	10.438409	6.55%	0
2011	10.491392	9.796712	-6.62%	0
Credit Suisse Trust - Commodity Return Strategy Portfolio - Q/NQ
2014	8.168611	6.568703	-19.59%	0
2013	9.394968	8.168611	-13.05%	0
2012	9.903807	9.394968	-5.14%	0
2011	11.700255	9.903807	-15.35%	0
Direxion Insurance Trust - Direxion VP Indexed Commodity Strategy Fund - Q/NQ
2014*	10.000000	9.061675	-9.38%	0
Direxion Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund - Q/NQ
2014*	10.000000	11.209298	12.09%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Direxion Insurance Trust - Dynamic VP HY Bond Fund - Q/NQ
2014	10.438097	10.103802	-3.20%	0
2013	10.363017	10.438097	0.72%	0
2012*	10.000000	10.363017	3.63%	0
Dreyfus Investment Portfolios - Mid Cap Stock Portfolio: Service Shares - Q/NQ
2014*	10.000000	10.756439	7.56%	0
Fidelity Variable Insurance Products Fund - VIP Asset Manager Portfolio: Service Class 2 - Q/NQ
2014	10.922114	11.169689	2.27%	0
2013	9.772423	10.922114	11.76%	0
2012	8.986272	9.772423	8.75%	0
2011*	10.000000	8.986272	-10.14%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2 - Q/NQ
2014	13.162582	13.117752	-0.34%	0
2013	10.974686	13.162582	19.94%	0
2012	9.820785	10.974686	11.75%	0
2011	10.293078	9.820785	-4.59%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2014	10.423618	10.566697	1.37%	0
2013*	10.000000	10.423618	4.24%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 - Q/NQ
2014	11.287692	11.562126	2.43%	0
2013*	10.000000	11.287692	12.88%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Markets Navigator Fund: Service Shares - Q/NQ
2014	10.240239	10.314296	0.72%	0
2013*	10.000000	10.240239	2.40%	0
Guggenheim Variable Fund - CLS Global Diversified Equity Fund - Q/NQ
2014	10.848339	10.876945	0.26%	0
2013	9.069801	10.848339	19.61%	0
2012	8.232267	9.069801	10.17%	0
2011	9.164204	8.232267	-10.17%	0
Guggenheim Variable Fund - CLS Global Growth Fund - Q/NQ
2014	10.073768	10.034747	-0.39%	0
2013	8.754632	10.073768	15.07%	0
2012	8.037406	8.754632	8.92%	0
2011	8.658605	8.037406	-7.17%	0
Guggenheim Variable Fund - CLS Growth and Income Fund - Q/NQ
2014	9.871760	9.737892	-1.36%	0
2013	9.247470	9.871760	6.75%	0
2012	8.614691	9.247470	7.35%	0
2011	8.914371	8.614691	-3.36%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Fund - Global Managed Futures Strategy - Q/NQ
2014	6.395849	6.946521	8.61%	0
2013	6.433906	6.395849	-0.59%	0
2012	7.478273	6.433906	-13.97%	0
2011	8.445621	7.478273	-11.45%	0
Guggenheim Variable Fund - Long Short Equity Fund - Q/NQ
2014	9.887664	9.848912	-0.39%	0
2013	8.687284	9.887664	13.82%	0
2012	8.585485	8.687284	1.19%	0
2011	9.481843	8.585485	-9.45%	0
Guggenheim Variable Fund - Multi-Hedge Strategies - Q/NQ
2014	7.558186	7.665149	1.42%	0
2013	7.673135	7.558186	-1.50%	0
2012	7.746882	7.673135	-0.95%	0
2011	7.732622	7.746882	0.18%	0
Guggenheim Variable Funds Trust - Series F (Floating Rate Strategies Series) - Q/NQ
2014	10.038570	9.958991	-0.79%	0
2013*	10.000000	10.038570	0.39%	0
Guggenheim Variable Funds Trust - Series M (Macro Opportunities Series) - Q/NQ
2014	10.036488	10.245567	2.08%	0
2013*	10.000000	10.036488	0.36%	0
Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares - Q/NQ
2014	9.981514	10.224371	2.43%	0
2013*	10.000000	9.981514	-0.18%	0
Ivy Funds Variable Insurance Portfolios - Asset Strategy - Q/NQ
2014	12.985749	11.920490	-8.20%	0
2013	10.709483	12.985749	21.25%	0
2012	9.274386	10.709483	15.47%	0
2011	10.313800	9.274386	-10.08%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2014	9.722455	8.984054	-7.59%	0
2013*	10.000000	9.722455	-2.78%	0
Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II - Q/NQ
2014	9.895371	9.443833	-4.56%	0
2013*	10.000000	9.895371	-1.05%	0
MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class - Q/NQ
2014	10.416267	10.522066	1.02%	0
2013	9.903451	10.416267	5.18%	0
2012	9.354429	9.903451	5.87%	0
2011*	10.000000	9.354429	-6.46%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Century NVIT Growth Fund: Class II - Q/NQ
2014	11.669692	12.556549	7.60%	0
2013*	10.000000	11.669692	16.70%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2014	12.341225	12.555431	1.74%	0
2013	10.330451	12.341225	19.46%	0
2012	9.213613	10.330451	12.12%	0
2011*	10.000000	9.213613	-7.86%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2014*	10.000000	9.721451	-2.79%	0
Nationwide Variable Insurance Trust - Lazard NVIT Flexible Opportunistic Strategies Fund: Class P - Q/NQ
2014*	10.000000	10.109305	1.09%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Capital Appreciation Fund: Class II - Q/NQ
2014	11.604968	11.597000	-0.07%	0
2013*	10.000000	11.604968	16.05%	0
Nationwide Variable Insurance Trust - Loring Ward NVIT Moderate Fund: Class II - Q/NQ
2014	11.343768	11.196407	-1.30%	0
2013*	10.000000	11.343768	13.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II - Q/NQ
2014	13.595537	13.766457	1.26%	0
2013	10.836230	13.595537	25.46%	0
2012	9.628374	10.836230	12.54%	0
2011	10.612818	9.628374	-9.28%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II - Q/NQ
2014	11.824373	11.950204	1.06%	0
2013	10.642644	11.824373	11.10%	0
2012	9.889998	10.642644	7.61%	0
2011	10.344856	9.889998	-4.40%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II - Q/NQ
2014	12.664006	12.847852	1.45%	0
2013	10.778937	12.664006	17.49%	0
2012	9.789069	10.778937	10.11%	0
2011	10.462333	9.789069	-6.44%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II - Q/NQ
2014	10.577180	10.591262	0.13%	0
2013	10.402420	10.577180	1.68%	0
2012	9.987131	10.402420	4.16%	0
2011	10.162452	9.987131	-1.73%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II - Q/NQ
2014	10.255523	10.162179	-0.91%	0
2013*	10.000000	10.255523	2.56%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II - Q/NQ
2014	10.327369	10.108613	-2.12%	0
2013*	10.000000	10.327369	3.27%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II - Q/NQ
2014	12.230503	12.392971	1.33%	0
2013	10.714066	12.230503	14.15%	0
2012	9.840370	10.714066	8.88%	0
2011	10.397040	9.840370	-5.35%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II - Q/NQ
2014	13.002402	13.174048	1.32%	0
2013	10.797022	13.002402	20.43%	0
2012	9.724779	10.797022	11.03%	0
2011	10.527089	9.724779	-7.62%	0
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II - Q/NQ
2014	11.421685	11.519417	0.86%	0
2013	10.596167	11.421685	7.79%	0
2012	9.937830	10.596167	6.62%	0
2011	10.282836	9.937830	-3.36%	0
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2014	9.986412	10.149231	1.63%	0
2013	10.521498	9.986412	-5.09%	0
2012	10.137355	10.521498	3.79%	0
2011*	10.000000	10.137355	1.37%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2014*	10.000000	9.536353	-4.64%	0
Nationwide Variable Insurance Trust - NVIT Flexible Fixed Income Fund: Class P - Q/NQ
2014*	10.000000	9.625177	-3.75%	0
Nationwide Variable Insurance Trust - NVIT Flexible Moderate Growth Fund: Class P - Q/NQ
2014*	10.000000	10.115332	1.15%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2014*	10.000000	10.038531	0.39%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.223750	2.24%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2014*	10.000000	10.128119	1.28%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2014*	10.000000	10.203989	2.04%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.033459	0.33%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2014	10.234786	10.161045	-0.72%	0
2013*	10.000000	10.234786	2.35%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2014	10.299468	10.153183	-1.42%	0
2013*	10.000000	10.299468	2.99%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2014*	10.000000	10.191570	1.92%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2014*	10.000000	10.194904	1.95%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2014*	10.000000	10.123340	1.23%	0
Nationwide Variable Insurance Trust - NVIT Money Market Fund: Class II - Q/NQ
2014	8.801300	8.528462	-3.10%	0
2013	9.082870	8.801300	-3.10%	0
2012	9.374250	9.082870	-3.11%	0
2011	9.673308	9.374250	-3.09%	0
Nationwide Variable Insurance Trust - NVIT Multi Sector Bond Fund: Class I - Q/NQ
2014	9.462179	9.524940	0.66%	0
2013*	10.000000	9.462179	-5.38%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class II - Q/NQ
2014	12.671682	12.112753	-4.41%	0
2013	10.800460	12.671682	17.33%	0
2012	9.649167	10.800460	11.93%	0
2011	11.017705	9.649167	-12.42%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II - Q/NQ
2014*	10.000000	8.897115	-11.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II - Q/NQ
2014	14.629812	15.614976	6.73%	0
2013	11.232143	14.629812	30.25%	0
2012	9.981272	11.232143	12.53%	0
2011	10.643999	9.981272	-6.23%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2014	13.765560	14.705146	6.83%	0
2013	10.520579	13.765560	30.84%	0
2012	9.233598	10.520579	13.94%	0
2011	10.146681	9.233598	-9.00%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II - Q/NQ
2014	15.329207	15.406442	0.50%	0
2013	11.413141	15.329207	34.31%	0
2012	10.274485	11.413141	11.08%	0
2011	11.096472	10.274485	-7.41%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2014	14.948450	16.950516	13.39%	0
2013	11.369872	14.948450	31.47%	0
2012	10.085854	11.369872	12.73%	0
2011	10.655251	10.085854	-5.34%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2014*	10.000000	10.903228	9.03%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2014*	10.000000	10.612212	6.12%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2014*	10.000000	10.296002	2.96%	0
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I - Q/NQ
2014*	10.000000	10.755464	7.55%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II - Q/NQ
2014	9.206582	11.473470	24.62%	0
2013*	10.000000	9.206582	-7.93%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2014	9.569524	9.318664	-2.62%	0
2013	9.865278	9.569524	-3.00%	0
2012	9.835164	9.865278	0.31%	0
2011*	10.000000	9.835164	-1.65%	0
Northern Lights Variable Trust - 7Twelve Balanced Portfolio - Q/NQ
2014	10.108097	9.765713	-3.39%	0
2013*	10.000000	10.108097	1.08%	0
Northern Lights Variable Trust - BTS Tactical Fixed Income VIT Fund: Class 2 - Q/NQ
2014	9.546859	9.380608	-1.74%	0
2013*	10.000000	9.546859	-4.53%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Northern Lights Variable Trust - Mariner Managed Futures Strategy Portfolio: Class 2 - Q/NQ
2014	9.598339	10.002074	4.21%	0
2013	9.532000	9.598339	0.70%	0
2012*	10.000000	9.532000	-4.68%	0
Northern Lights Variable Trust - Power Income VIT Fund, advised by WE Donoghue: Class 2 - Q/NQ
2014	10.249965	9.825318	-4.14%	0
2013	10.112426	10.249965	1.36%	0
2012*	10.000000	10.112426	1.12%	0
Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares - Q/NQ
2014	11.290024	11.164918	-1.11%	0
2013*	10.000000	11.290024	12.90%	0
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2014	10.164871	9.894538	-2.66%	0
2013	10.478620	10.164871	-2.99%	0
2012	9.419805	10.478620	11.24%	0
2011*	10.000000	9.419805	-5.80%	0
PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class - Q/NQ
2014	9.130287	7.199665	-21.15%	0
2013	11.048258	9.130287	-17.36%	0
2012	10.846757	11.048258	1.86%	0
2011	12.106277	10.846757	-10.40%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2014	11.078100	10.885459	-1.74%	0
2013	12.298505	11.078100	-9.92%	0
2012	10.778085	12.298505	14.11%	0
2011	10.471595	10.778085	2.93%	0
PIMCO Variable Insurance Trust - Foreign Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.433751	10.140739	-2.81%	0
2013	11.524353	10.433751	-9.46%	0
2012	11.302647	11.524353	1.96%	0
2011	10.757826	11.302647	5.06%	0
PIMCO Variable Insurance Trust - Global Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2014	10.274178	10.170579	-1.01%	0
2013	11.596241	10.274178	-11.40%	0
2012	11.199627	11.596241	3.54%	0
2011	10.755052	11.199627	4.13%	0
PIMCO Variable Insurance Trust - High Yield Portfolio: Advisor Class - Q/NQ
2014	11.854812	11.858654	0.03%	0
2013	11.582031	11.854812	2.36%	0
2012	10.467690	11.582031	10.65%	0
2011	10.463293	10.467690	0.04%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2014	9.611738	9.383470	-2.37%	0
2013	9.942315	9.611738	-3.32%	0
2012	9.703294	9.942315	2.46%	0
2011*	10.000000	9.703294	-2.97%	0
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2014	9.951610	10.044981	0.94%	0
2013	10.485251	9.951610	-5.09%	0
2012	9.882690	10.485251	6.10%	0
2011*	10.000000	9.882690	-1.17%	0
PIMCO Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class - Q/NQ
2014	9.907484	9.882922	-0.25%	0
2013*	10.000000	9.907484	-0.93%	0
Pioneer Variable Contracts Trust - Pioneer Emerging Markets VCT Portfolio: Class II - Q/NQ
2014	8.399945	7.097602	-15.50%	0
2013	8.862917	8.399945	-5.22%	0
2012	8.192048	8.862917	8.19%	0
2011	11.067456	8.192048	-25.98%	0
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II - Q/NQ
2014	12.325820	11.908355	-3.39%	0
2013	11.377016	12.325820	8.34%	0
2012	10.149041	11.377016	12.10%	0
2011	10.689931	10.149041	-5.06%	0
ProFunds - ProFund VP Access High Yield Fund - Q/NQ
2014	12.625556	12.520337	-0.83%	0
2013	11.842921	12.625556	6.61%	0
2012	10.709885	11.842921	10.58%	0
2011	10.756419	10.709885	-0.43%	0
ProFunds - ProFund VP Asia 30 - Q/NQ
2014	9.687046	9.239393	-4.62%	0
2013	8.695063	9.687046	11.41%	0
2012	7.771180	8.695063	11.89%	0
2011	10.985197	7.771180	-29.26%	0
ProFunds - ProFund VP Banks - Q/NQ
2014	12.320043	13.176949	6.96%	0
2013	9.526716	12.320043	29.32%	0
2012	7.370159	9.526716	29.26%	0
2011*	10.000000	7.370159	-26.30%	0
ProFunds - ProFund VP Basic Materials - Q/NQ
2014	9.198809	9.063841	-1.47%	0
2013	8.015594	9.198809	14.76%	0
2012	7.625564	8.015594	5.11%	0
2011*	10.000000	7.625564	-23.74%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Bear - Q/NQ
2014	4.502424	3.741170	-16.91%	0
2013	6.326283	4.502424	-28.83%	0
2012	7.828553	6.326283	-19.19%	0
2011	8.866130	7.828553	-11.70%	0
ProFunds - ProFund VP Biotechnology - Q/NQ
2014	20.558824	25.844098	25.71%	0
2013	12.597151	20.558824	63.20%	0
2012	9.239648	12.597151	36.34%	0
2011*	10.000000	9.239648	-7.60%	0
ProFunds - ProFund VP Bull - Q/NQ
2014	13.775668	14.879526	8.01%	0
2013	10.956047	13.775668	25.74%	0
2012	9.928403	10.956047	10.35%	0
2011	10.245296	9.928403	-3.09%	0
ProFunds - ProFund VP Consumer Goods - Q/NQ
2014	13.057958	13.947272	6.81%	0
2013	10.490706	13.057958	24.47%	0
2012	9.766504	10.490706	7.42%	0
2011*	10.000000	9.766504	-2.33%	0
ProFunds - ProFund VP Consumer Services - Q/NQ
2014	15.264822	16.634767	8.97%	0
2013	11.262574	15.264822	35.54%	0
2012	9.519775	11.262574	18.31%	0
2011*	10.000000	9.519775	-4.80%	0
ProFunds - ProFund VP Emerging Markets - Q/NQ
2014	7.926162	7.417621	-6.42%	0
2013	8.741283	7.926162	-9.32%	0
2012	8.465470	8.741283	3.26%	0
2011	10.879732	8.465470	-22.19%	0
ProFunds - ProFund VP Europe 30 - Q/NQ
2014	12.308334	10.895278	-11.48%	0
2013	10.442644	12.308334	17.87%	0
2012	9.243392	10.442644	12.97%	0
2011	10.468940	9.243392	-11.71%	0
ProFunds - ProFund VP Financials - Q/NQ
2014	12.643829	13.834531	9.42%	0
2013	9.879126	12.643829	27.99%	0
2012	8.174256	9.879126	20.86%	0
2011*	10.000000	8.174256	-18.26%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Health Care - Q/NQ
2014	14.613324	17.516404	19.87%	0
2013	10.790445	14.613324	35.43%	0
2012	9.485402	10.790445	13.76%	0
2011*	10.000000	9.485402	-5.15%	0
ProFunds - ProFund VP Industrials - Q/NQ
2014	12.960272	13.258877	2.30%	0
2013	9.678563	12.960272	33.91%	0
2012	8.625987	9.678563	12.20%	0
2011*	10.000000	8.625987	-13.74%	0
ProFunds - ProFund VP International - Q/NQ
2014	11.585405	10.315896	-10.96%	0
2013	10.005556	11.585405	15.79%	0
2012	8.907126	10.005556	12.33%	0
2011	10.730478	8.907126	-16.99%	0
ProFunds - ProFund VP Internet - Q/NQ
2014	14.253948	13.966913	-2.01%	0
2013	9.695861	14.253948	47.01%	0
2012	8.355369	9.695861	16.04%	0
2011*	10.000000	8.355369	-16.45%	0
ProFunds - ProFund VP Japan - Q/NQ
2014	11.909671	11.912766	0.03%	0
2013	8.291118	11.909671	43.64%	0
2012	6.959766	8.291118	19.13%	0
2011	8.816769	6.959766	-21.06%	0
ProFunds - ProFund VP NASDAQ-100 - Q/NQ
2014	15.336456	17.388430	13.38%	0
2013	11.786902	15.336456	30.11%	0
2012	10.465953	11.786902	12.62%	0
2011	10.645094	10.465953	-1.68%	0
ProFunds - ProFund VP Oil & Gas - Q/NQ
2014	12.989094	11.218289	-13.63%	0
2013	10.803876	12.989094	20.23%	0
2012	10.836399	10.803876	-0.30%	0
2011	10.936699	10.836399	-0.92%	0
ProFunds - ProFund VP Pharmaceuticals - Q/NQ
2014	14.195413	16.418520	15.66%	0
2013	11.129376	14.195413	27.55%	0
2012	10.268889	11.129376	8.38%	0
2011*	10.000000	10.268889	2.69%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Precious Metals - Q/NQ
2014	4.073715	3.005148	-26.23%	0
2013	6.775063	4.073715	-39.87%	0
2012	8.182754	6.775063	-17.20%	0
2011*	10.000000	8.182754	-18.17%	0
ProFunds - ProFund VP Real Estate - Q/NQ
2014	10.089682	12.223039	21.14%	0
2013	10.402951	10.089682	-3.01%	0
2012	9.162923	10.402951	13.53%	0
2011*	10.000000	9.162923	-8.37%	0
ProFunds - ProFund VP Rising Rates Opportunity - Q/NQ
2014	5.361364	3.623043	-32.42%	0
2013	4.750138	5.361364	12.87%	0
2012	5.267953	4.750138	-9.83%	0
2011	8.698374	5.267953	-39.44%	0
ProFunds - ProFund VP Semiconductor - Q/NQ
2014	10.453495	13.627345	30.36%	0
2013	8.082160	10.453495	29.34%	0
2012	8.704424	8.082160	-7.15%	0
2011*	10.000000	8.704424	-12.96%	0
ProFunds - ProFund VP Short Emerging Markets - Q/NQ
2014	7.191510	6.764485	-5.94%	0
2013	7.438690	7.191510	-3.32%	0
2012	8.829091	7.438690	-15.75%	0
2011	8.232973	8.829091	7.24%	0
ProFunds - ProFund VP Short International - Q/NQ
2014	4.927286	4.908224	-0.39%	0
2013	6.437371	4.927286	-23.46%	0
2012	8.321216	6.437371	-22.64%	0
2011	8.434537	8.321216	-1.34%	0
ProFunds - ProFund VP Short NASDAQ-100 - Q/NQ
2014	4.001000	3.125469	-21.88%	0
2013	5.848943	4.001000	-31.59%	0
2012	7.433993	5.848943	-21.32%	0
2011	8.568994	7.433993	-13.25%	0
ProFunds - ProFund VP Technology - Q/NQ
2014	11.881545	13.599026	14.46%	0
2013	9.794078	11.881545	21.31%	0
2012	9.163554	9.794078	6.88%	0
2011*	10.000000	9.163554	-8.36%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
ProFunds - ProFund VP Telecommunications - Q/NQ
2014	11.528311	11.234071	-2.55%	0
2013	10.615825	11.528311	8.60%	0
2012	9.402975	10.615825	12.90%	0
2011*	10.000000	9.402975	-5.97%	0
ProFunds - ProFund VP U.S. Government Plus - Q/NQ
2014	11.098898	14.668849	32.16%	536
2013	14.160183	11.098898	-21.62%	0
2012	14.473579	14.160183	-2.17%	0
2011	10.407079	14.473579	39.07%	0
ProFunds - ProFund VP UltraNASDAQ-100 - Q/NQ
2014	24.210351	31.868284	31.63%	0
2013	13.954043	24.210351	73.50%	0
2012	10.766953	13.954043	29.60%	0
2011	11.245036	10.766953	-4.25%	0
ProFunds - ProFund VP UltraShort NASDAQ-100 - Q/NQ
2014	1.717694	1.069297	-37.75%	0
2013	3.451263	1.717694	-50.23%	0
2012	5.499150	3.451263	-37.24%	0
2011	7.291903	5.499150	-24.59%	0
ProFunds - ProFund VP Utilities - Q/NQ
2014	11.383813	13.886439	21.98%	0
2013	10.367724	11.383813	9.80%	0
2012	10.685150	10.367724	-2.97%	0
2011*	10.000000	10.685150	6.85%	0
Rydex Variable Trust - Banking Fund - Q/NQ
2014	4.802694	4.812922	0.21%	0
2013	3.836596	4.802694	25.18%	0
2012	3.187649	3.836596	20.36%	0
2011	4.229865	3.187649	-24.64%	0
Rydex Variable Trust - Basic Materials Fund - Q/NQ
2014	11.280258	10.731882	-4.86%	0
2013	11.497559	11.280258	-1.89%	0
2012	10.717007	11.497559	7.28%	0
2011	13.238427	10.717007	-19.05%	0
Rydex Variable Trust - Biotechnology Fund - Q/NQ
2014	21.114117	27.149523	28.58%	0
2013	14.130046	21.114117	49.43%	0
2012	10.724121	14.130046	31.76%	0
2011	10.006594	10.724121	7.17%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Commodities Strategy Fund - Q/NQ
2014	5.496983	3.514789	-36.06%	0
2013	5.861087	5.496983	-6.21%	0
2012	6.135483	5.861087	-4.47%	0
2011	6.781946	6.135483	-9.53%	0
Rydex Variable Trust - Consumer Products Fund - Q/NQ
2014	15.685073	17.118073	9.14%	0
2013	12.620979	15.685073	24.28%	0
2012	11.945026	12.620979	5.66%	0
2011	10.834994	11.945026	10.24%	0
Rydex Variable Trust - Dow 2x Strategy Fund - Q/NQ
2014	12.391198	14.024633	13.18%	0
2013	7.859396	12.391198	57.66%	0
2012	6.924220	7.859396	13.51%	0
2011	6.549997	6.924220	5.71%	0
Rydex Variable Trust - Electronics Fund - Q/NQ
2014	8.428240	10.105706	19.90%	0
2013	6.440212	8.428240	30.87%	0
2012	6.577726	6.440212	-2.09%	0
2011	8.128041	6.577726	-19.07%	0
Rydex Variable Trust - Energy Fund - Q/NQ
2014	11.395905	8.985572	-21.15%	0
2013	9.525051	11.395905	19.64%	0
2012	9.599894	9.525051	-0.78%	0
2011	10.521827	9.599894	-8.76%	0
Rydex Variable Trust - Energy Services Fund - Q/NQ
2014	10.836413	7.419182	-31.53%	0
2013	9.026653	10.836413	20.05%	0
2012	9.278771	9.026653	-2.72%	0
2011	10.556201	9.278771	-12.10%	0
Rydex Variable Trust - Europe 1.25x Strategy Fund - Q/NQ
2014	6.517188	5.526204	-15.21%	0
2013	5.428551	6.517188	20.05%	0
2012	4.605131	5.428551	17.88%	0
2011	5.600047	4.605131	-17.77%	0
Rydex Variable Trust - Financial Services Fund - Q/NQ
2014	6.407714	6.990188	9.09%	0
2013	5.184119	6.407714	23.60%	0
2012	4.361076	5.184119	18.87%	0
2011	5.289897	4.361076	-17.56%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Government Long Bond 1.2x Strategy Fund - Q/NQ
2014	11.231593	14.655638	30.49%	0
2013	14.178962	11.231593	-20.79%	0
2012	14.206854	14.178962	-0.20%	0
2011	10.361667	14.206854	37.11%	0
Rydex Variable Trust - Health Care Fund - Q/NQ
2014	14.875263	17.963033	20.76%	0
2013	10.824535	14.875263	37.42%	0
2012	9.534967	10.824535	13.52%	0
2011	9.398743	9.534967	1.45%	0
Rydex Variable Trust - Internet Fund - Q/NQ
2014	15.888630	15.697236	-1.20%	0
2013	10.842146	15.888630	46.55%	0
2012	9.377515	10.842146	15.62%	0
2011	10.987025	9.377515	-14.65%	0
Rydex Variable Trust - Inverse Dow 2x Strategy Fund - Q/NQ
2014	1.363770	1.033832	-24.19%	0
2013	2.508300	1.363770	-45.63%	0
2012	3.338540	2.508300	-24.87%	0
2011	4.724178	3.338540	-29.33%	0
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund - Q/NQ
2014	4.196571	3.053374	-27.24%	0
2013	3.757360	4.196571	11.69%	0
2012	4.134016	3.757360	-9.11%	0
2011	6.132917	4.134016	-32.59%	0
Rydex Variable Trust - Inverse Mid-Cap Strategy Fund - Q/NQ
2014	2.746689	2.353875	-14.30%	0
2013	3.913667	2.746689	-29.82%	0
2012	4.947716	3.913667	-20.90%	0
2011	5.509701	4.947716	-10.20%	0
Rydex Variable Trust - Inverse NASDAQ-100® Strategy Fund - Q/NQ
2014	2.558403	2.017192	-21.15%	0
2013	3.721483	2.558403	-31.25%	0
2012	4.721258	3.721483	-21.18%	0
2011	5.417871	4.721258	-12.86%	0
Rydex Variable Trust - Inverse Russell 2000® Strategy Fund - Q/NQ
2014	2.604294	2.300267	-11.67%	0
2013	3.886674	2.604294	-32.99%	0
2012	4.901228	3.886674	-20.70%	0
2011	5.474412	4.901228	-10.47%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Inverse S&P 500 Strategy Fund - Q/NQ
2014	3.675078	3.046374	-17.11%	0
2013	5.161369	3.675078	-28.80%	0
2012	6.416592	5.161369	-19.56%	0
2011	7.279706	6.416592	-11.86%	0
Rydex Variable Trust - Japan 2x Strategy Fund - Q/NQ
2014	9.394024	7.699950	-18.03%	0
2013	6.214356	9.394024	51.17%	0
2012	5.340084	6.214356	16.37%	0
2011	7.756053	5.340084	-31.15%	0
Rydex Variable Trust - Leisure Fund - Q/NQ
2014	13.110659	13.655290	4.15%	0
2013	9.500524	13.110659	38.00%	0
2012	8.082013	9.500524	17.55%	0
2011	8.140501	8.082013	-0.72%	0
Rydex Variable Trust - Mid-Cap 1.5x Strategy Fund - Q/NQ
2014	13.973563	15.156345	8.46%	0
2013	9.598485	13.973563	45.58%	0
2012	7.967736	9.598485	20.47%	0
2011	8.897846	7.967736	-10.45%	0
Rydex Variable Trust - NASDAQ-100® 2x Strategy Fund - Q/NQ
2014	20.440644	27.052072	32.34%	0
2013	11.704594	20.440644	74.64%	0
2012	9.006287	11.704594	29.96%	0
2011	9.357073	9.006287	-3.75%	0
Rydex Variable Trust - NASDAQ-100® Fund - Q/NQ
2014	16.065552	18.283672	13.81%	0
2013	12.315528	16.065552	30.45%	0
2012	10.884860	12.315528	13.14%	0
2011	10.993810	10.884860	-0.99%	0
Rydex Variable Trust - Nova Fund - Q/NQ
2014	11.227463	12.901663	14.91%	0
2013	7.776540	11.227463	44.38%	0
2012	6.565331	7.776540	18.45%	0
2011	6.855006	6.565331	-4.23%	0
Rydex Variable Trust - Precious Metals Fund - Q/NQ
2014	4.973096	3.982752	-19.91%	0
2013	9.522744	4.973096	-47.78%	0
2012	10.248129	9.522744	-7.08%	0
2011	13.944156	10.248129	-26.51%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - Real Estate Fund - Q/NQ
2014	7.833411	9.185401	17.26%	0
2013	7.777288	7.833411	0.72%	0
2012	6.782423	7.777288	14.67%	0
2011	6.843928	6.782423	-0.90%	0
Rydex Variable Trust - Retailing Fund - Q/NQ
2014	14.322027	15.079277	5.29%	0
2013	10.883756	14.322027	31.59%	0
2012	9.619406	10.883756	13.14%	0
2011	9.426961	9.619406	2.04%	0
Rydex Variable Trust - Russell 2000® 1.5x Strategy Fund - Q/NQ
2014	11.788752	11.913025	1.05%	0
2013	7.672371	11.788752	53.65%	0
2012	6.484969	7.672371	18.31%	0
2011	7.620835	6.484969	-14.90%	0
Rydex Variable Trust - S&P 500 2x Strategy Fund - Q/NQ
2014	10.407000	12.570718	20.79%	0
2013	6.365615	10.407000	63.49%	0
2012	5.077479	6.365615	25.37%	0
2011	5.455071	5.077479	-6.92%	0
Rydex Variable Trust - S&P 500 Pure Growth Fund - Q/NQ
2014	14.937328	16.271984	8.94%	0
2013	10.907902	14.937328	36.94%	0
2012	9.935288	10.907902	9.79%	0
2011	10.365285	9.935288	-4.15%	0
Rydex Variable Trust - S&P 500 Pure Value Fund - Q/NQ
2014	12.619809	13.566830	7.50%	0
2013	8.965220	12.619809	40.76%	0
2012	7.569982	8.965220	18.43%	0
2011	8.067387	7.569982	-6.17%	0
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund - Q/NQ
2014	18.356686	17.511239	-4.61%	0
2013	14.131662	18.356686	29.90%	0
2012	12.567252	14.131662	12.45%	0
2011	13.054395	12.567252	-3.73%	0
Rydex Variable Trust - S&P MidCap 400 Pure Value Fund - Q/NQ
2014	12.253243	12.671657	3.41%	0
2013	9.311173	12.253243	31.60%	0
2012	8.214312	9.311173	13.35%	0
2011	9.129529	8.214312	-10.02%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
Rydex Variable Trust - S&P SmallCap 600 Pure Growth Fund - Q/NQ
2014	14.735704	14.278714	-3.10%	0
2013	10.761582	14.735704	36.93%	0
2012	10.041449	10.761582	7.17%	0
2011	10.010135	10.041449	0.31%	0
Rydex Variable Trust - S&P SmallCap 600 Pure Value Fund - Q/NQ
2014	12.000769	11.781322	-1.83%	0
2013	8.670823	12.000769	38.40%	0
2012	7.433814	8.670823	16.64%	0
2011	8.471267	7.433814	-12.25%	0
Rydex Variable Trust - Strengthening Dollar 2x Strategy Fund - Q/NQ
2014	5.040710	6.004584	19.12%	0
2013	5.361155	5.040710	-5.98%	0
2012	5.904037	5.361155	-9.20%	0
2011	6.363495	5.904037	-7.22%	0
Rydex Variable Trust - Technology Fund - Q/NQ
2014	11.687535	12.486674	6.84%	0
2013	8.908247	11.687535	31.20%	0
2012	8.210045	8.908247	8.50%	0
2011	9.330628	8.210045	-12.01%	0
Rydex Variable Trust - Telecommunications Fund - Q/NQ
2014	7.657301	7.613958	-0.57%	0
2013	6.727346	7.657301	13.82%	0
2012	6.621339	6.727346	1.60%	0
2011	7.982524	6.621339	-17.05%	0
Rydex Variable Trust - Transportation Fund - Q/NQ
2014	12.293462	14.628627	19.00%	8,585
2013	8.421673	12.293462	45.97%	0
2012	7.391894	8.421673	13.93%	0
2011	8.582319	7.391894	-13.87%	0
Rydex Variable Trust - Utilities Fund - Q/NQ
2014	10.731916	12.780148	19.09%	0
2013	9.747033	10.731916	10.10%	0
2012	9.948485	9.747033	-2.02%	0
2011	8.827993	9.948485	12.69%	0
Rydex Variable Trust - Weakening Dollar 2x Strategy Fund - Q/NQ
2014	8.249775	6.242055	-24.34%	0
2013	8.760351	8.249775	-5.83%	0
2012	8.971176	8.760351	-2.35%	0
2011	9.611718	8.971176	-6.66%	0
The Merger Fund VL - The Merger Fund VL - Q/NQ
2014	10.028883	9.851536	-1.77%	0
2013*	10.000000	10.028883	0.29%	0

Maximum Additional Contract Options Elected Total - 3.10%
Variable account charges of the daily net assets of the variable account - 3.10%
Period	Beginning Value	Ending Value	Percentage Change	Units
The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class II - Q/NQ
2014	10.290741	10.259911	-0.30%	0
2013	11.639267	10.290741	-11.59%	0
2012	10.190761	11.639267	14.21%	0
2011*	10.000000	10.190761	1.91%	0
The Universal Institutional Funds, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2014*	10.000000	10.481450	4.81%	0
The Universal Institutional Funds, Inc. - Global Real Estate Portfolio: Class II - Q/NQ
2014	10.260185	11.319348	10.32%	0
2013	10.316726	10.260185	-0.55%	0
2012	8.193830	10.316726	25.91%	0
2011*	10.000000	8.193830	-18.06%	0
The Universal Institutional Funds, Inc. - Global Tactical Asset Allocation Portfolio: Class II - Q/NQ
2014	10.849047	10.722538	-1.17%	0
2013	9.672323	10.849047	12.17%	0
2012	8.779921	9.672323	10.16%	0
2011*	10.000000	8.779921	-12.20%	0
Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2014	8.154651	6.391972	-21.62%	0
2013	7.613537	8.154651	7.11%	0
2012	7.600402	7.613537	0.17%	0
2011*	10.000000	7.600402	-24.00%	0
Van Eck VIP Trust - Van Eck VIP Multi-Manager Alternatives Fund: Initial Class - Q/NQ
2014	9.486390	9.094260	-4.13%	0
2013	9.319285	9.486390	1.79%	0
2012	9.491826	9.319285	-1.82%	0
2011*	10.000000	9.491826	-5.08%	0

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and Contract Owners of Nationwide Variable Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2014, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2014, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
Columbus, Ohio
March 13, 2015

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Assets:
Investments at fair value:

VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
456,647 shares (cost $5,624,206)	$5,434,101
Global Small Capitalization Fund - Class 4 (AMVGS4)
65,285 shares (cost $1,722,491)	1,692,189
Global Allocation V.I. Fund - Class III (MLVGA3)
2,063,968 shares (cost $31,271,053)	29,246,420
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
98,385 shares (cost $655,436)	513,570
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)
14,675 shares (cost $618,229)	669,640
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)
608 shares (cost $23,198)	22,338
Dynamic VP HY Bond Fund (DXVHY)
66,455 shares (cost $1,084,052)	1,046,465
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
9,125 shares (cost $106,598)	107,859
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)
152,192 shares (cost $1,897,851)	1,852,179
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
194,907 shares (cost $4,363,693)	3,890,350
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
158,778 shares (cost $2,545,306)	2,575,374
The Merger Fund VL (MGRFV)
94,579 shares (cost $1,060,176)	1,028,079
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)
182,203 shares (cost $1,677,609)	1,689,021
Emerging Markets Debt Portfolio - Class II (MSEMB)
432,172 shares (cost $3,577,766)	3,414,160
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
148,320 shares (cost $1,577,153)	1,518,794
Global Real Estate Portfolio - Class II (VKVGR2)
615,761 shares (cost $6,161,418)	6,508,589
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
90,122 shares (cost $927,121)	884,100
NVIT Flexible Fixed Income Fund Class P (NVFIP)
56,251 shares (cost $563,967)	538,883
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
60,320 shares (cost $618,834)	617,681
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
950,234 shares (cost $22,265,041)	23,660,819
Federated NVIT High Income Bond Fund - Class I (HIBF)
500,993 shares (cost $3,486,882)	3,331,604
NVIT Emerging Markets Fund - Class I (GEM)
248,878 shares (cost $2,879,821)	2,740,148
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
379,407 shares (cost $4,260,396)	4,131,740
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
1,808,784 shares (cost $21,783,023)	21,416,007
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
1,177,732 shares (cost $14,209,587)	14,227,004
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
1,479,261 shares (cost $16,227,267)	15,754,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2,343,713 shares (cost $28,685,511)	28,147,998
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
372,956 shares (cost $4,170,705)	4,143,543
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
1,363,344 shares (cost $16,091,259)	15,623,922
NVIT Core Plus Bond Fund - Class II (NVLCP2)
1,076,427 shares (cost $12,480,640)	12,303,562
NVIT Nationwide Fund - Class I (TRF)
219,485 shares (cost $3,022,201)	3,208,866
NVIT Government Bond Fund - Class I (GBF)
596,814 shares (cost $6,668,651)	6,606,733
American Century NVIT Growth Fund -Class II (CAF2)
87,524 shares (cost $1,219,652)	1,272,594
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
502,935 shares (cost $6,345,213)	6,502,951
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
132,159 shares (cost $2,026,042)	2,044,494
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
238,634 shares (cost $4,249,639)	4,252,465
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
952,422 shares (cost $10,141,896)	9,933,765
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
1,370,190 shares (cost $17,894,914)	18,305,734
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
535,700 shares (cost $7,290,080)	7,430,156
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
813,711 shares (cost $9,769,780)	9,683,155
NVIT Money Market Fund - Class I (SAM)
108,225 shares (cost $108,225)	108,225
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
267,193 shares (cost $3,181,763)	2,944,472
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
365,111 shares (cost $4,000,950)	3,654,759
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
337,204 shares (cost $4,485,827)	4,501,676
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
482,724 shares (cost $5,807,878)	5,667,177
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
20,435 shares (cost $174,161)	257,069
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
360,555 shares (cost $4,617,404)	4,434,821
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
740,247 shares (cost $9,199,246)	8,764,520
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
117,484 shares (cost $2,502,055)	2,464,805
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
313,309 shares (cost $4,995,878)	4,969,087
NVIT Multi-Manager Small Company Fund - Class I (SCF)
143,021 shares (cost $3,448,666)	3,353,850
NVIT Multi-Sector Bond Fund - Class I (MSBF)
399,049 shares (cost $3,737,690)	3,639,325
NVIT Short Term Bond Fund - Class II (NVSTB2)
970,135 shares (cost $10,147,947)	10,060,305
NVIT Real Estate Fund - Class II (NVRE2)
534,994 shares (cost $4,407,436)	4,493,946

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

NVIT Money Market Fund - Class II (NVMM2)
206,063,589 shares (cost $206,063,589)	206,063,589
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
520,998 shares (cost $5,939,173)	6,027,952
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
137,429 shares (cost $1,682,309)	1,632,653
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
56,156 shares (cost $617,709)	583,464
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
93,929 shares (cost $1,016,994)	976,860
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
48,360 shares (cost $513,704)	513,588
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
30,658 shares (cost $329,230)	324,362
7Twelve Balanced Portfolio (NO7TB)
167,183 shares (cost $1,951,173)	1,885,826
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
338,058 shares (cost $3,331,862)	3,664,544
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
1,054,048 shares (cost $11,060,154)	10,392,913
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
1,594,436 shares (cost $15,697,533)	15,673,305
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
360,505 shares (cost $3,776,299)	3,767,279
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
156,382 shares (cost $1,953,016)	1,884,407
VP Income & Growth Fund - Class III (ACVIG3)
1,267,559 shares (cost $12,000,046)	12,815,020
VP Inflation Protection Fund - Class II (ACVIP2)
999,919 shares (cost $10,600,235)	10,389,157
VP Ultra(R) Fund - Class III (ACVU3)
64,796 shares (cost $903,507)	1,043,857
VP Value Fund - Class III (ACVV3)
1,755,760 shares (cost $14,532,088)	16,521,699
Mid Cap Stock Portfolio- Service Shares (DVMCSS)
50,653 shares (cost $1,154,278)	1,163,504
Quality Bond Fund II - Primary Shares (FQB)
459 shares (cost $5,060)	5,242
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
109,624 shares (cost $1,879,248)	1,844,969
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
227,449 shares (cost $5,696,893)	8,331,458
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
584,512 shares (cost $13,144,075)	13,829,555
VIP Growth Portfolio - Service Class 2 R (FG2R)
610,112 shares (cost $37,847,393)	38,138,098
VIP High Income Portfolio - Service Class 2R (FHI2R)
681,248 shares (cost $3,950,765)	3,658,299
Franklin Income Securities Fund - Class 2 (FTVIS2)
815,766 shares (cost $13,479,207)	13,052,260
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
180,552 shares (cost $4,159,851)	3,991,994
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
838,730 shares (cost $6,020,790)	6,223,375
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
103,571 shares (cost $1,710,548)	2,016,521

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
241,671 shares (cost $2,025,505)	1,836,703
Global Securities Fund/VA - Service Class (OVGSS)
70,929 shares (cost $2,828,446)	2,774,047
All Asset Portfolio - Advisor Class (PMVAAD)
1,049,495 shares (cost $11,884,407)	10,988,217
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
195,757 shares (cost $2,179,458)	2,061,324
Low Duration Portfolio - Advisor Class (PMVLAD)
1,309,466 shares (cost $13,946,332)	13,854,154
Total Return Portfolio - Advisor Class (PMVTRD)
1,345,733 shares (cost $15,064,401)	15,072,213
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
328,100 shares (cost $2,130,662)	1,610,969
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
329,605 shares (cost $4,534,902)	4,182,681
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
567,145 shares (cost $7,151,749)	6,777,386
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
1,794,653 shares (cost $14,418,600)	14,195,707
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
27,787 shares (cost $654,118)	594,914
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
64,609 shares (cost $662,165)	619,598
VP UltraShort NASDAQ-100 (PROUSN)
31,671 shares (cost $527,963)	535,564
VP Access High Yield Fund (PROAHY)
247,725 shares (cost $7,268,289)	7,265,777
VP Asia 30 (PROA30)
25,104 shares (cost $1,405,341)	1,382,240
VP Banks (PROBNK)
65,508 shares (cost $1,141,967)	1,188,973
VP Basic Materials (PROBM)
34,496 shares (cost $2,037,002)	1,933,839
VP Bear (PROBR)
154,099 shares (cost $1,587,329)	1,502,464
VP Biotechnology (PROBIO)
178,479 shares (cost $11,910,850)	12,338,245
VP Bull (PROBL)
958,961 shares (cost $39,669,122)	39,528,359
VP Consumer Goods (PROCG)
163,972 shares (cost $8,764,956)	9,185,721
VP Consumer Services (PROCS)
162,261 shares (cost $10,029,468)	10,409,065
VP Emerging Markets (PROEM)
129,784 shares (cost $3,004,606)	2,987,619
VP Europe 30 (PROE30)
136,361 shares (cost $3,410,538)	3,184,026
VP Financials (PROFIN)
110,390 shares (cost $3,394,125)	3,480,600
VP Health Care (PROHC)
211,123 shares (cost $12,740,855)	13,490,738
VP Industrials (PROIND)
58,641 shares (cost $3,417,670)	3,536,642
VP International (PROINT)
110,998 shares (cost $2,280,962)	2,237,728

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

VP Internet (PRONET)
	25,168 shares (cost $1,890,554)	1,950,041
VP Japan (PROJP)
	167,682 shares (cost $1,661,490)	1,732,159
VP NASDAQ-100 (PRON)
	515,631 shares (cost $17,825,016)	17,742,869
VP Oil & Gas (PROOG)
	239,265 shares (cost $11,726,090)	10,659,238
VP Pharmaceuticals (PROPHR)
	109,917 shares (cost $4,184,737)	4,274,660
VP Precious Metals (PROPM)
	108,398 shares (cost $1,849,869)	1,943,577
VP Real Estate (PRORE)
	105,420 shares (cost $6,389,409)	6,623,526
VP Rising Rates Opportunity (PRORRO)
	108,331 shares (cost $627,072)	614,238
VP Semiconductor (PROSCN)
	164,908 shares (cost $5,156,715)	5,387,560
VP Short Emerging Markets (PROSEM)
	3,675 shares (cost $47,169)	46,269
VP Short International (PROSIN)
	33,453 shares (cost $439,519)	442,253
VP Short NASDAQ-100 (PROSN)
	19,521 shares (cost $382,209)	381,628
VP Technology (PROTEC)
	217,762 shares (cost $5,806,615)	5,892,636
VP Telecommunications (PROTEL)
	66,984 shares (cost $589,359)	570,699
VP U.S. Government Plus (PROGVP)
	105,313 shares (cost $2,518,866)	2,539,098
VP UltraNASDAQ-100 (PROUN)
	89,863 shares (cost $6,339,411)	6,287,696
VP Utilities (PROUTL)
	123,631 shares (cost $5,200,252)	5,370,536
Global Managed Futures Strategy (RVMFU)
	160,981 shares (cost $3,091,909)	3,359,676
Variable Fund - Long Short Equity Fund (RSRF)
	517,779 shares (cost $6,791,891)	7,808,111
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
	383,606 shares (cost $14,726,890)	15,543,718
Variable Trust - Banking Fund (RBKF)
	161,757 shares (cost $2,135,487)	1,926,523
Variable Trust - Basic Materials Fund (RBMF)
	170,244 shares (cost $4,073,192)	3,602,368
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
	373,426 shares (cost $10,294,233)	9,985,400
Variable Trust - Biotechnology Fund (RBF)
	178,821 shares (cost $12,449,698)	13,717,393
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
	861,680 shares (cost $22,915,832)	22,412,304
Variable Trust - Commodities Strategy Fund (RVCMD)
	338,698 shares (cost $3,513,758)	2,425,081
Variable Trust - Consumer Products Fund (RCPF)
	146,851 shares (cost $8,928,478)	8,838,962
Variable Trust - Dow 2x Strategy Fund (RVLDD)
	85,137 shares (cost $9,602,919)	9,586,454

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - Electronics Fund (RELF)
93,014 shares (cost $4,269,225)	4,465,599
Variable Trust - Energy Fund (RENF)
701,053 shares (cost $20,727,351)	15,843,796
Variable Trust - Energy Services Fund (RESF)
788,382 shares (cost $14,441,078)	11,202,902
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
85,019 shares (cost $1,450,946)	1,362,851
Variable Trust - Financial Services Fund (RFSF)
345,114 shares (cost $7,411,435)	7,747,808
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
271,657 shares (cost $11,853,334)	12,297,908
Variable Trust - Health Care Fund (RHCF)
328,375 shares (cost $18,672,681)	19,315,044
Variable Trust - Internet Fund (RINF)
181,167 shares (cost $3,887,905)	3,583,481
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
49,244 shares (cost $1,702,700)	1,679,727
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
66,077 shares (cost $2,391,206)	2,388,701
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
21,225 shares (cost $739,711)	698,317
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
15,726 shares (cost $390,418)	392,211
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
41,994 shares (cost $1,237,646)	1,245,958
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
120,922 shares (cost $2,025,406)	2,018,190
Variable Trust - Japan 2x Strategy Fund (RLCJ)
96,172 shares (cost $1,213,303)	881,895
Variable Trust - Leisure Fund (RLF)
56,278 shares (cost $5,286,733)	4,941,787
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
88,156 shares (cost $3,060,843)	3,088,999
Variable Fund - Multi-Hedge Strategies (RVARS)
282,004 shares (cost $6,397,959)	6,714,514
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
746,354 shares (cost $34,550,536)	31,048,332
Variable Trust - NASDAQ-100(R) Fund (ROF)
564,794 shares (cost $19,300,405)	19,033,549
Variable Trust - Nova Fund (RNF)
81,477 shares (cost $12,532,156)	12,705,512
Variable Trust - Precious Metals Fund (RPMF)
295,583 shares (cost $10,750,411)	8,158,079
Variable Trust - Real Estate Fund (RREF)
297,977 shares (cost $10,548,314)	10,849,358
Variable Trust - Retailing Fund (RRF)
226,273 shares (cost $4,307,378)	4,394,223
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
103,269 shares (cost $5,487,262)	5,575,488
Variable Trust - S&P 500 2x Strategy Fund (RTF)
73,374 shares (cost $16,555,023)	16,675,786
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
1,315,882 shares (cost $66,292,127)	62,517,541
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
292,059 shares (cost $42,747,865)	41,597,905

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2014

Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
555,939 shares (cost $21,709,626)	18,929,710
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
102,877 shares (cost $11,741,757)	11,065,417
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
327,754 shares (cost $14,893,273)	14,965,256
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
69,719 shares (cost $9,729,710)	9,163,924
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
89,058 shares (cost $3,601,435)	3,757,363
Variable Trust - Technology Fund (RTEC)
138,011 shares (cost $9,386,500)	9,837,431
Variable Trust - Telecommunications Fund (RTEL)
21,433 shares (cost $1,160,275)	1,138,329
Variable Trust - Transportation Fund (RTRF)
335,218 shares (cost $9,605,959)	10,200,677
Variable Trust - Utilities Fund (RUTL)
349,374 shares (cost $8,734,130)	8,856,632
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
28,226 shares (cost $543,534)	525,008
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
255,808 shares (cost $6,720,216)	6,709,840
Series M (Macro Opportunities Series) (GSBLMO)
37,489 shares (cost $980,833)	996,836
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
160,076 shares (cost $5,237,945)	4,061,119
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
180,523 shares (cost $1,802,170)	1,819,667
Variable Insurance Portfolios - Asset Strategy (WRASP)
2,404,814 shares (cost $28,343,693)	26,136,242

Total Investments	$1,524,710,065

Accounts Receivable-VP Short Emerging Markets (PROSEM)	17
Accounts Receivable-Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)	18,410

Accounts Payable-Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)	(11,976)
Other Accounts Payable	(28,596)

$1,524,687,920

Contract Owners’ Equity:
Accumulation units	1,524,598,631
Contracts in payout (annuitization) period (note 1f)	89,289

Total Contract Owners’ Equity (note 5)	$1,524,687,920

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVIMF	DXVIC	DXVHY
Reinvested dividends	$16,972,937	6,156	1,131	656,108	-	-	-	55,862
Mortality and expense risk charges (note 2)	(21,082,048)	(33,335)	(24,585)	(397,912)	(15,260)	(5,381)	(141)	(41,379)

Net investment income (loss)	(4,109,111)	(27,179)	(23,454)	258,196	(15,260)	(5,381)	(141)	14,483

Realized gain (loss) on investments	41,898,152	141,105	47,490	869,702	(78,148)	82,804	(65)	60,365
Change in unrealized gain (loss) on investments	(79,705,914)	(192,688)	(71,153)	(3,513,334)	(102,947)	51,411	(860)	(77,295)

Net gain (loss) on investments	(37,807,762)	(51,583)	(23,663)	(2,643,632)	(181,095)	134,215	(925)	(16,930)

Reinvested capital gains	65,899,099	33,107	7,929	2,519,267	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$23,982,226	(45,655)	(39,188)	133,831	(196,355)	128,834	(1,066)	(2,447)

Investment Activity:	GVGMNS	IVBRA2	LZREMS	MVGTAS	MGRFV	MSGI2	MSEMB	MSVGT2
Reinvested dividends	$38	-	68,609	59,772	13,150	-	127,165	10,243
Mortality and expense risk charges (note 2)	(957)	(15,436)	(32,274)	(31,093)	(10,454)	(7,135)	(37,494)	(20,493)

Net investment income (loss)	(919)	(15,436)	36,335	28,679	2,696	(7,135)	89,671	(10,250)

Realized gain (loss) on investments	66	13,592	35,228	18,805	(945)	3,377	(77,999)	32,357
Change in unrealized gain (loss) on investments	1,261	(45,535)	(425,773)	(7,525)	(32,119)	11,413	(79,110)	(134,661)

Net gain (loss) on investments	1,327	(31,943)	(390,545)	11,280	(33,064)	14,790	(157,109)	(102,304)

Reinvested capital gains	839	80,582	32,071	2,911	5,280	-	17,667	113,574

Net increase (decrease) in contract owners’ equity resulting from operations	$1,247	33,203	(322,139)	42,870	(25,088)	7,655	(49,771)	1,020

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	VKVGR2	NVFMGP	NVFIP	NLFOSP	GVAAA2	HIBF	GEM	NVCRA2
Reinvested dividends	$35,019	17,961	13,694	4,272	205,897	133,945	26,304	92,141
Mortality and expense risk charges (note 2)	(70,860)	(6,637)	(5,530)	(5,156)	(322,444)	(35,655)	(34,947)	(64,239)

Net investment income (loss)	(35,841)	11,324	8,164	(884)	(116,547)	98,290	(8,643)	27,902

Realized gain (loss) on investments	108,383	(11,517)	(16,238)	2,168	832,332	3,118	43,331	(25,422)
Change in unrealized gain (loss) on investments	408,795	(43,021)	(25,084)	(1,153)	(179,069)	(155,278)	(139,673)	(324,656)

Net gain (loss) on investments	517,178	(54,538)	(41,322)	1,015	653,263	(152,160)	(96,342)	(350,078)

Reinvested capital gains	-	27,626	-	2,611	33,844	-	-	237,486

Net increase (decrease) in contract owners’ equity resulting from operations	$481,337	(15,588)	(33,158)	2,742	570,560	(53,870)	(104,985)	(84,690)

Investment Activity:	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2	TRF
Reinvested dividends	$369,777	302,047	315,433	688,953	245,313	304,123	292,874	23,081
Mortality and expense risk charges (note 2)	(123,831)	(152,830)	(169,476)	(415,750)	(212,184)	(117,872)	(140,902)	(20,886)

Net investment income (loss)	245,946	149,217	145,957	273,203	33,129	186,251	151,972	2,195

Realized gain (loss) on investments	318,494	301,152	9,425	383,707	(1,147,067)	122,949	55,067	31,996
Change in unrealized gain (loss) on investments	(635,235)	(508,666)	(442,504)	(1,233,844)	(432,486)	(560,639)	(84,231)	186,665

Net gain (loss) on investments	(316,741)	(207,514)	(433,079)	(850,137)	(1,579,553)	(437,690)	(29,164)	218,661

Reinvested capital gains	187,789	328,627	356,098	763,433	1,502,430	223,586	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$116,994	270,330	68,976	186,499	(43,994)	(27,853)	122,808	220,856

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GBF	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA
Reinvested dividends	$79,643	4,957	92,230	31,532	60,749	162,928	277,227	109,397
Mortality and expense risk charges (note 2)	(71,905)	(8,920)	(63,451)	(16,397)	(21,603)	(102,359)	(166,169)	(69,239)

Net investment income (loss)	7,738	(3,963)	28,779	15,135	39,146	60,569	111,058	40,158

Realized gain (loss) on investments	157,206	21,753	30,277	2,026	11,233	3,205	54,521	34,413
Change in unrealized gain (loss) on investments	(61,919)	50,168	157,738	18,452	2,827	(208,130)	410,820	140,076

Net gain (loss) on investments	95,287	71,921	188,015	20,478	14,060	(204,925)	465,341	174,489

Reinvested capital gains	-	-	-	6,646	23,054	314,709	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$103,025	67,958	216,794	42,259	76,260	170,353	576,399	214,647

Investment Activity:	GVDMC	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2
Reinvested dividends	$156,890	-	78,638	59,790	12,046	56,114	-	-
Mortality and expense risk charges (note 2)	(107,237)	(1,641)	(55,006)	(37,777)	(58,006)	(76,009)	(3,728)	(48,824)

Net investment income (loss)	49,653	(1,641)	23,632	22,013	(45,960)	(19,895)	(3,728)	(48,824)

Realized gain (loss) on investments	121,973	-	236,804	(45,664)	361,430	403,747	22,861	(102,494)
Change in unrealized gain (loss) on investments	(86,625)	-	(522,808)	(346,191)	(279,296)	(409,053)	(48,855)	(406,857)

Net gain (loss) on investments	35,348	-	(286,004)	(391,855)	82,134	(5,306)	(25,994)	(509,351)

Reinvested capital gains	180,447	-	154,938	-	291,964	474,909	34,269	342,651

Net increase (decrease) in contract owners’ equity resulting from operations	$265,448	(1,641)	(107,434)	(369,842)	328,138	449,708	4,547	(215,524)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVRE2	NVMM2
Reinvested dividends	$96,274	-	9,112	5,731	89,115	70,430	114,312	-
Mortality and expense risk charges (note 2)	(91,739)	(20,140)	(30,048)	(30,781)	(35,175)	(90,889)	(33,491)	(3,087,139)

Net investment income (loss)	4,535	(20,140)	(20,936)	(25,050)	53,940	(20,459)	80,821	(3,087,139)

Realized gain (loss) on investments	247,312	(39,076)	(20,969)	(208,924)	34,227	1,961	(933,242)	-
Change in unrealized gain (loss) on investments	(624,135)	(37,250)	(26,791)	(94,816)	(93,446)	(44,286)	90,467	-

Net gain (loss) on investments	(376,823)	(76,326)	(47,760)	(303,740)	(59,219)	(42,325)	(842,775)	-

Reinvested capital gains	1,251,663	265,989	292,184	500,313	-	-	1,021,844	-

Net increase (decrease) in contract owners’ equity resulting from operations	$879,375	169,523	223,488	171,523	(5,279)	(62,784)	259,890	(3,087,139)

Investment Activity:	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NO7TB	NOVMH2
Reinvested dividends	$72,277	20,343	14,626	23,118	6,244	4,546	4,696	-
Mortality and expense risk charges (note 2)	(66,126)	(22,262)	(5,864)	(7,956)	(2,725)	(1,588)	(16,106)	(44,783)

Net investment income (loss)	6,151	(1,919)	8,762	15,162	3,519	2,958	(11,410)	(44,783)

Realized gain (loss) on investments	26,993	63,794	8,010	5,474	594	1	5,138	(24,159)
Change in unrealized gain (loss) on investments	(107,048)	(117,439)	(34,236)	(40,134)	(135)	(4,803)	(65,346)	293,134

Net gain (loss) on investments	(80,055)	(53,645)	(26,226)	(34,660)	459	(4,802)	(60,208)	268,975

Reinvested capital gains	64,444	55,367	10,163	16,459	417	425	3,121	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(9,460)	(197)	(7,301)	(3,039)	4,395	(1,419)	(68,497)	224,192

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	NOVPI2	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3
Reinvested dividends	$355,027	89,555	21,758	31,847	146,033	129,248	3,837	152,774
Mortality and expense risk charges (note 2)	(188,953)	(206,849)	(28,496)	(22,623)	(100,593)	(138,717)	(11,167)	(143,593)

Net investment income (loss)	166,074	(117,294)	(6,738)	9,224	45,440	(9,469)	(7,330)	9,181

Realized gain (loss) on investments	191,652	79,406	17,897	44,505	841,918	(542,169)	71,368	1,046,082
Change in unrealized gain (loss) on investments	(754,582)	(37,233)	(8,977)	(150,421)	(204,704)	392,255	14,900	45,058

Net gain (loss) on investments	(562,930)	42,173	8,920	(105,916)	637,214	(149,914)	86,268	1,091,140

Reinvested capital gains	155,571	-	-	203,668	-	163,231	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(241,285)	(75,121)	2,182	106,976	682,654	3,848	78,938	1,100,321

Investment Activity:	DVMCSS	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2
Reinvested dividends	$-	194	23,637	58,768	373,489	44,979	206,300	508,351
Mortality and expense risk charges (note 2)	(4,558)	(67)	(26,383)	(115,865)	(182,038)	(254,210)	(93,562)	(142,771)

Net investment income (loss)	(4,558)	127	(2,746)	(57,097)	191,451	(209,231)	112,738	365,580

Realized gain (loss) on investments	1,719	2	194,617	928,318	470,193	3,302,279	(945,559)	1,591
Change in unrealized gain (loss) on investments	9,226	(3)	(212,121)	(222,618)	(42,482)	(1,642,415)	(197,163)	(553,292)

Net gain (loss) on investments	10,945	(1)	(17,504)	705,700	427,711	1,659,864	(1,142,722)	(551,701)

Reinvested capital gains	-	-	89,523	166,733	185,750	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,387	126	69,273	815,336	804,912	1,450,633	(1,029,984)	(186,121)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	FTVMD2	FTVFA2	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD
Reinvested dividends	$82,026	157,592	35,407	125,194	17,034	593,656	49,775	141,829
Mortality and expense risk charges (note 2)	(50,312)	(74,978)	(26,763)	(138,956)	(30,488)	(183,346)	(35,817)	(215,875)

Net investment income (loss)	31,714	82,614	8,644	(13,762)	(13,454)	410,310	13,958	(74,046)

Realized gain (loss) on investments	124,329	(403,689)	34,662	268,939	44,628	(166,337)	43,927	121,515
Change in unrealized gain (loss) on investments	(417,118)	353,639	251	156,563	(91,191)	(363,895)	(72,094)	(160,449)

Net gain (loss) on investments	(292,789)	(50,050)	34,913	425,502	(46,563)	(530,232)	(28,167)	(38,934)

Reinvested capital gains	253,853	4,807	148,678	-	89,626	-	5,941	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(7,222)	37,371	192,235	411,740	29,609	(119,922)	(8,268)	(112,980)

Investment Activity:	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN
Reinvested dividends	$394,201	5,858	240,839	147,117	1,663,695	1,510	33,895	-
Mortality and expense risk charges (note 2)	(308,324)	(31,695)	(64,875)	(94,397)	(450,211)	(10,938)	(11,373)	(14,871)

Net investment income (loss)	85,877	(25,837)	175,964	52,720	1,213,484	(9,428)	22,522	(14,871)

Realized gain (loss) on investments	(298,564)	(51,380)	(204,900)	(399,439)	(32,239)	(23,129)	(4,923)	(558,465)
Change in unrealized gain (loss) on investments	673,085	(418,254)	(69,312)	119,314	(539,192)	(91,466)	(52,996)	14,426

Net gain (loss) on investments	374,521	(469,634)	(274,212)	(280,125)	(571,431)	(114,595)	(57,919)	(544,039)

Reinvested capital gains	-	-	83,395	203,308	-	4,294	29,779	-

Net increase (decrease) in contract owners’ equity resulting from operations	$460,398	(495,471)	(14,853)	(24,097)	642,053	(119,729)	(5,618)	(558,910)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG
Reinvested dividends	$3,290,287	1,640	1,682	44,631	-	-	-	36,520
Mortality and expense risk charges (note 2)	(771,355)	(36,966)	(26,217)	(73,594)	(26,355)	(130,136)	(233,469)	(64,496)

Net investment income (loss)	2,518,932	(35,326)	(24,535)	(28,963)	(26,355)	(130,136)	(233,469)	(27,976)

Realized gain (loss) on investments	(2,369,880)	5,528	37,551	332,673	(657,661)	1,312,915	923,278	264,478
Change in unrealized gain (loss) on investments	(1,477,742)	(81,248)	(41,554)	(229,635)	(18,823)	(122,579)	(182,080)	348,126

Net gain (loss) on investments	(3,847,622)	(75,720)	(4,003)	103,038	(676,484)	1,190,336	741,198	612,604

Reinvested capital gains	1,094,952	-	-	-	-	419,243	651,704	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(233,738)	(111,046)	(28,538)	74,075	(702,839)	1,479,443	1,159,433	584,628

Investment Activity:	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET
Reinvested dividends	$-	13,350	44,956	3,085	3,922	6,559	-	-
Mortality and expense risk charges (note 2)	(46,841)	(114,710)	(60,123)	(48,776)	(131,425)	(57,372)	(53,573)	(43,788)

Net investment income (loss)	(46,841)	(101,360)	(15,167)	(45,691)	(127,503)	(50,813)	(53,573)	(43,788)

Realized gain (loss) on investments	89,858	(43,477)	(53,353)	453,662	1,194,029	501,933	(392,718)	(73,865)
Change in unrealized gain (loss) on investments	70,595	(35,336)	(380,672)	(30,064)	518,321	(487,390)	(239,829)	(159,051)

Net gain (loss) on investments	160,453	(78,813)	(434,025)	423,598	1,712,350	14,543	(632,547)	(232,916)

Reinvested capital gains	1,631	-	-	-	-	-	363,217	155,349

Net increase (decrease) in contract owners’ equity resulting from operations	$115,243	(180,173)	(449,192)	377,907	1,584,847	(36,270)	(322,903)	(121,355)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN
Reinvested dividends	$-	-	29,508	25,291	-	88,043	-	3,089
Mortality and expense risk charges (note 2)	(41,305)	(119,662)	(98,204)	(59,217)	(39,542)	(74,355)	(22,791)	(32,187)

Net investment income (loss)	(41,305)	(119,662)	(68,696)	(33,926)	(39,542)	13,688	(22,791)	(29,098)

Realized gain (loss) on investments	(1,418,320)	1,125,351	(95,127)	402,601	(636,649)	511,256	(533,386)	416,811
Change in unrealized gain (loss) on investments	(76,489)	(269,598)	(1,306,723)	10,202	34,481	299,842	(42,452)	216,213

Net gain (loss) on investments	(1,494,809)	855,753	(1,401,850)	412,803	(602,168)	811,098	(575,838)	633,024

Reinvested capital gains	1,231,498	350,423	477,309	126,265	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(304,616)	1,086,514	(993,237)	505,142	(641,710)	824,786	(598,629)	603,926

Investment Activity:	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL
Reinvested dividends	$-	-	-	-	31,730	5,710	-	106,832
Mortality and expense risk charges (note 2)	(3,318)	(10,316)	(10,003)	(88,202)	(11,160)	(46,004)	(61,890)	(76,000)

Net investment income (loss)	(3,318)	(10,316)	(10,003)	(88,202)	20,570	(40,294)	(61,890)	30,832

Realized gain (loss) on investments	(113,557)	(2,773)	(397,414)	697,907	(10,985)	801,635	1,536,139	718,956
Change in unrealized gain (loss) on investments	3,317	27,926	10,104	(124,064)	(17,724)	42,051	(86,427)	166,268

Net gain (loss) on investments	(110,240)	25,153	(387,310)	573,843	(28,709)	843,686	1,449,712	885,224

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(113,558)	14,837	(397,313)	485,641	(8,139)	803,392	1,387,822	916,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR
Reinvested dividends	$-	-	41,261	23,496	150,586	55,541	-	127,098
Mortality and expense risk charges (note 2)	(50,210)	(118,360)	(223,762)	(24,912)	(67,997)	(141,507)	(165,338)	(305,662)

Net investment income (loss)	(50,210)	(118,360)	(182,501)	(1,416)	82,589	(85,966)	(165,338)	(178,564)

Realized gain (loss) on investments	183,710	476,304	903,628	(32,725)	(184,128)	420,196	1,836,024	452,119
Change in unrealized gain (loss) on investments	289,461	(278,444)	(1,609,481)	(256,330)	(449,668)	(1,361,247)	850,613	(1,251,752)

Net gain (loss) on investments	473,171	197,860	(705,853)	(289,055)	(633,796)	(941,051)	2,686,637	(799,633)

Reinvested capital gains	-	-	1,119,869	282,260	285,531	1,114,760	-	946,978

Net increase (decrease) in contract owners’ equity resulting from operations	$422,961	79,500	231,515	(8,211)	(265,676)	87,743	2,521,299	(31,219)

Investment Activity:	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF
Reinvested dividends	$-	49,879	-	-	20,669	-	29,540	39,187
Mortality and expense risk charges (note 2)	(45,199)	(109,981)	(123,645)	(51,654)	(177,348)	(138,574)	(42,356)	(90,032)

Net investment income (loss)	(45,199)	(60,102)	(123,645)	(51,654)	(156,679)	(138,574)	(12,816)	(50,845)

Realized gain (loss) on investments	(29,757)	636,170	(464,875)	406,145	142,778	(2,709,752)	(539,005)	443,330
Change in unrealized gain (loss) on investments	(1,085,189)	(324,965)	(978,760)	117,739	(5,056,504)	(3,076,318)	(215,115)	198,643

Net gain (loss) on investments	(1,114,946)	311,205	(1,443,635)	523,884	(4,913,726)	(5,786,070)	(754,120)	641,973

Reinvested capital gains	-	592,993	2,795,138	-	1,805,278	1,268,083	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,160,145)	844,096	1,227,858	472,230	(3,265,127)	(4,656,561)	(766,936)	591,128

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC
Reinvested dividends	$96,116	-	-	-	-	-	-	-
Mortality and expense risk charges (note 2)	(159,838)	(217,257)	(77,905)	(35,499)	(67,471)	(12,622)	(12,036)	(29,366)

Net investment income (loss)	(63,722)	(217,257)	(77,905)	(35,499)	(67,471)	(12,622)	(12,036)	(29,366)

Realized gain (loss) on investments	2,681,373	2,777,411	349,470	(498,686)	(2,210,303)	(80,672)	(283,602)	(135,495)
Change in unrealized gain (loss) on investments	746,859	(378,502)	(841,487)	85,278	(68,121)	(16,193)	14,251	12,918

Net gain (loss) on investments	3,428,232	2,398,909	(492,017)	(413,408)	(2,278,424)	(96,865)	(269,351)	(122,577)

Reinvested capital gains	-	672,639	381,276	-	247,206	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,364,510	2,854,291	(188,646)	(448,907)	(2,098,689)	(109,487)	(281,387)	(151,943)

Investment Activity:	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF
Reinvested dividends	$-	-	11,266	-	-	-	-	11,919
Mortality and expense risk charges (note 2)	(41,984)	(18,072)	(70,092)	(55,863)	(96,213)	(238,766)	(225,576)	(162,766)

Net investment income (loss)	(41,984)	(18,072)	(58,826)	(55,863)	(96,213)	(238,766)	(225,576)	(150,847)

Realized gain (loss) on investments	(716,385)	(789,422)	701,351	142,833	46,369	(2,248,087)	3,710,674	2,270,505
Change in unrealized gain (loss) on investments	25,376	(406,155)	(1,130,567)	(285,631)	250,516	(4,770,138)	(1,067,072)	101,351

Net gain (loss) on investments	(691,009)	(1,195,577)	(429,216)	(142,798)	296,885	(7,018,225)	2,643,602	2,371,856

Reinvested capital gains	-	703,066	707,576	407,497	-	10,822,487	870,062	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(732,993)	(510,583)	219,534	208,836	200,672	3,565,496	3,288,088	2,221,009

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG
Reinvested dividends	$16,117	116,923	-	-	-	-	162,204	-
Mortality and expense risk charges (note 2)	(172,473)	(149,188)	(42,275)	(66,781)	(205,840)	(725,220)	(674,202)	(344,056)

Net investment income (loss)	(156,356)	(32,265)	(42,275)	(66,781)	(205,840)	(725,220)	(511,998)	(344,056)

Realized gain (loss) on investments	(1,085,341)	818,454	(315,880)	19,623	1,191,175	5,724,436	4,906,051	(1,709,333)
Change in unrealized gain (loss) on investments	(1,663,300)	565,357	205,821	(227,350)	(960,346)	(7,211,446)	(4,557,991)	(3,652,884)

Net gain (loss) on investments	(2,748,641)	1,383,811	(110,059)	(207,727)	230,829	(1,487,010)	348,060	(5,362,217)

Reinvested capital gains	-	-	354,190	-	3,509,869	5,852,907	2,577,273	3,423,397

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,904,997)	1,351,546	201,856	(274,508)	3,534,858	3,640,677	2,413,335	(2,282,876)

Investment Activity:	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL
Reinvested dividends	$8,023	-	-	-	-	25,793	-	120,517
Mortality and expense risk charges (note 2)	(272,720)	(257,141)	(151,080)	(27,706)	(115,372)	(17,231)	(128,629)	(97,277)

Net investment income (loss)	(264,697)	(257,141)	(151,080)	(27,706)	(115,372)	8,562	(128,629)	23,240

Realized gain (loss) on investments	(592,155)	75,947	283,385	430,410	686,781	54,366	1,836,307	840,246
Change in unrealized gain (loss) on investments	(1,191,998)	(1,405,380)	(1,986,151)	164,720	33,726	(71,121)	(124,008)	170,463

Net gain (loss) on investments	(1,784,153)	(1,329,433)	(1,702,766)	595,130	720,507	(16,755)	1,712,299	1,010,709

Reinvested capital gains	1,443,269	-	1,416,133	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(605,581)	(1,586,574)	(437,713)	567,424	605,135	(8,193)	1,583,670	1,033,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	RVWDL	GVFRB	GSBLMO	VWHA	VWAR	WRASP	HIBF3	GEM3
Reinvested dividends	$-	-	-	3,358	-	144,631	95,171	13,423
Mortality and expense risk charges (note 2)	(6,150)	(121,722)	(9,056)	(80,945)	(26,035)	(434,083)	(20,901)	(13,314)

Net investment income (loss)	(6,150)	(121,722)	(9,056)	(77,587)	(26,035)	(289,452)	74,270	109

Realized gain (loss) on investments	(92,545)	260,727	3,134	392,706	9,513	550,905	52,432	(120,968)
Change in unrealized gain (loss) on investments	(18,378)	(77,735)	15,899	(1,427,435)	(51,033)	(6,068,427)	3,810	16,547

Net gain (loss) on investments	(110,923)	182,992	19,033	(1,034,729)	(41,520)	(5,517,522)	56,242	(104,421)

Reinvested capital gains	-	-	-	-	23,243	3,833,638	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(117,073)	61,270	9,977	(1,112,316)	(44,312)	(1,973,336)	130,512	(104,312)

Investment Activity:	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6	GVDMA6
Reinvested dividends	$7,528	62,752	14,744	2,269	2,798	23,127	31,578	15,974
Mortality and expense risk charges (note 2)	(7,298)	(37,335)	(29,267)	(5,470)	(6,908)	(52,408)	(80,498)	(29,747)

Net investment income (loss)	230	25,417	(14,523)	(3,201)	(4,110)	(29,281)	(48,920)	(13,773)

Realized gain (loss) on investments	306,536	(613,313)	1,300,974	113,381	138,912	202,155	3,247,146	1,574,165
Change in unrealized gain (loss) on investments	(280,088)	720,536	(1,293,289)	(104,267)	(127,290)	(64,588)	(3,093,414)	(1,534,223)

Net gain (loss) on investments	26,448	107,223	7,685	9,114	11,622	137,567	153,732	39,942

Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$26,678	132,640	(6,838)	5,913	7,512	108,286	104,812	26,169

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2014

Investment Activity:	GVDMC6	GVDIV6	SCGF3	SCVF3	SCF3
Reinvested dividends	$15,040	70,702	-	7,983	1,431
Mortality and expense risk charges (note 2)	(41,249)	(14,421)	(9,095)	(11,459)	(15,006)

Net investment income (loss)	(26,209)	56,281	(9,095)	(3,476)	(13,575)

Realized gain (loss) on investments	952,225	157,622	99,734	380,731	793,825
Change in unrealized gain (loss) on investments	(860,071)	(246,132)	(246,631)	(428,283)	(944,694)

Net gain (loss) on investments	92,154	(88,510)	(146,897)	(47,552)	(150,869)

Reinvested capital gains	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$65,945	(32,229)	(155,992)	(51,028)	(164,444)

See accompanying notes to financial statements.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	Total		AAEIP3		AMVGS4		MLVGA3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,109,111)	(4,077,665)	(27,179)	(105)	(23,454)	(3,748)	258,196	(43,695)
Realized gain (loss) on investments	41,898,152	64,019,070	141,105	24	47,490	41,116	869,702	175,685
Change in unrealized gain (loss) on investments	(79,705,914)	44,182,999	(192,688)	2,583	(71,153)	40,851	(3,513,334)	1,440,776
Reinvested capital gains	65,899,099	17,616,463	33,107	-	7,929	-	2,519,267	967,072

Net increase (decrease) in contract owners’ equity resulting from operations	23,982,226	121,740,867	(45,655)	2,502	(39,188)	78,219	133,831	2,539,838

Equity transactions:
Purchase payments received from contract owners (note 3)	341,835,896	294,458,646	1,887,481	12,859	1,082,211	238,694	5,748,792	3,156,303
Transfers between funds	-	-	3,471,766	144,478	(250,348)	800,223	2,216,557	2,679,345
Redemptions (note 3)	(199,195,869)	(203,208,338)	(39,311)	-	(215,703)	(1,840)	(3,767,232)	(2,197,328)
Annuity benefits	(5,043)	(5,930)	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,140)	(1,264)	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(838,103)	(792,711)	(1)	-	(47)	-	(22,225)	(6,703)
Adjustments to maintain reserves	245,068	(20,232)	(72)	3	(38)	(6)	(147)	(223)

Net equity transactions	142,040,809	90,430,171	5,319,863	157,340	616,075	1,037,071	4,175,745	3,631,394

Net change in contract owners’ equity	166,023,035	212,171,038	5,274,208	159,842	576,887	1,115,290	4,309,576	6,171,232
Contract owners’ equity beginning of period	1,358,664,885	1,146,493,847	159,842	-	1,115,290	-	24,936,791	18,765,559

Contract owners’ equity end of period	$1,524,687,920	1,358,664,885	5,434,050	159,842	1,692,177	1,115,290	29,246,367	24,936,791

CHANGES IN UNITS:
Beginning units	106,983,668	105,261,098	15,416	-	97,190	-	2,020,857	1,703,212
Units purchased	677,079,826	851,997,208	636,284	15,481	210,164	195,979	1,179,156	1,006,686
Units redeemed	(663,384,593)	(850,274,638)	(176,684)	(65)	(160,202)	(98,789)	(831,882)	(689,041)

Ending units	120,678,901	106,983,668	475,016	15,416	147,152	97,190	2,368,131	2,020,857

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	CSCRS		DXVIMF		DXVIC		DXVHY
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(15,260)	(10,595)	(5,381)	-	(141)	-	14,483	199,750
Realized gain (loss) on investments	(78,148)	(57,091)	82,804	-	(65)	-	60,365	568,759
Change in unrealized gain (loss) on investments	(102,947)	(42,438)	51,411	-	(860)	-	(77,295)	(729,997)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(196,355)	(110,124)	128,834	-	(1,066)	-	(2,447)	38,512

Equity transactions:
Purchase payments received from contract owners (note 3)	147,559	99,808	67,335	-	22,605	-	1,052,512	589,807
Transfers between funds	27,412	(31,220)	488,680	-	866	-	(2,489,905)	(32,126,407)
Redemptions (note 3)	(143,161)	(37,405)	(15,210)	-	(66)	-	(117,106)	(1,354,260)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(495)	(111)	-	-	-	-	(8)	(5,007)
Adjustments to maintain reserves	(50)	(16)	(16)	-	(4)	-	(87)	(85)

Net equity transactions	31,265	31,056	540,789	-	23,401	-	(1,554,594)	(32,895,952)

Net change in contract owners’ equity	(165,090)	(79,068)	669,623	-	22,335	-	(1,557,041)	(32,857,440)
Contract owners’ equity beginning of period	678,614	757,682	-	-	-	-	2,603,468	35,460,908

Contract owners’ equity end of period	$513,524	678,614	669,623	-	22,335	-	1,046,427	2,603,468

CHANGES IN UNITS:
Beginning units	77,903	76,969	-	-	-	-	243,208	3,380,507
Units purchased	425,922	83,445	192,391	-	2,577	-	377,462	3,156,592
Units redeemed	(431,717)	(82,511)	(133,283)	-	(139)	-	(520,835)	(6,293,891)

Ending units	72,108	77,903	59,108	-	2,438	-	99,835	243,208

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVGMNS		IVBRA2		LZREMS		MVGTAS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(919)	-	(15,436)	(28)	36,335	13,450	28,679	17,932
Realized gain (loss) on investments	66	-	13,592	(344)	35,228	56,819	18,805	34,118
Change in unrealized gain (loss) on investments	1,261	-	(45,535)	(137)	(425,773)	(47,569)	(7,525)	16,629
Reinvested capital gains	839	-	80,582	-	32,071	8,864	2,911	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,247	-	33,203	(509)	(322,139)	31,564	42,870	68,679

Equity transactions:
Purchase payments received from contract owners (note 3)	107,191	-	1,192,319	12,188	2,705,833	404,836	756,298	507,589
Transfers between funds	(432)	-	570,076	88,197	76,717	1,105,242	413,867	324,082
Redemptions (note 3)	(147)	-	(43,292)	-	(104,401)	(6,797)	(75,614)	(126,168)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(299)	(24)	(1,610)	(495)
Adjustments to maintain reserves	(16)	-	(27)	(12)	(199)	(3)	(56)	(28)

Net equity transactions	106,596	-	1,719,076	100,373	2,677,651	1,503,254	1,092,885	704,980

Net change in contract owners’ equity	107,843	-	1,752,279	99,864	2,355,512	1,534,818	1,135,755	773,659
Contract owners’ equity beginning of period	-	-	99,864	-	1,534,818	-	1,439,574	665,915

Contract owners’ equity end of period	$107,843	-	1,852,143	99,864	3,890,330	1,534,818	2,575,329	1,439,574

CHANGES IN UNITS:
Beginning units	-	-	9,981	-	155,773	-	132,266	65,019
Units purchased	10,470	-	253,202	14,066	597,932	256,179	127,775	129,559
Units redeemed	(176)	-	(85,199)	(4,085)	(332,995)	(100,406)	(29,255)	(62,312)

Ending units	10,294	-	177,984	9,981	420,710	155,773	230,786	132,266

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MGRFV		MSGI2		MSEMB		MSVGT2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,696	9	(7,135)	-	89,671	18,539	(10,250)	(9,431)
Realized gain (loss) on investments	(945)	12	3,377	-	(77,999)	(13,421)	32,357	33,056
Change in unrealized gain (loss) on investments	(32,119)	22	11,413	-	(79,110)	(147,342)	(134,661)	69,608
Reinvested capital gains	5,280	-	-	-	17,667	11,377	113,574	-

Net increase (decrease) in contract owners’ equity resulting from operations	(25,088)	43	7,655	-	(49,771)	(130,847)	1,020	93,233

Equity transactions:
Purchase payments received from contract owners (note 3)	593,429	5,000	667,660	-	2,400,311	941,983	553,006	397,922
Transfers between funds	1,232,966	2,686	1,065,336	-	(208,863)	(597,230)	(23,095)	386,811
Redemptions (note 3)	(780,956)	-	(51,630)	-	(190,822)	(146,374)	(79,624)	(38,983)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(1,997)	(1,549)	(492)	(831)
Adjustments to maintain reserves	(21)	-	(55)	-	(163)	(22)	(68)	(38)

Net equity transactions	1,045,418	7,686	1,681,311	-	1,998,466	196,808	449,727	744,881

Net change in contract owners’ equity	1,020,330	7,729	1,688,966	-	1,948,695	65,961	450,747	838,114
Contract owners’ equity beginning of period	7,729	-	-	-	1,465,404	1,399,443	1,068,006	229,892

Contract owners’ equity end of period	$1,028,059	7,729	1,688,966	-	3,414,099	1,465,404	1,518,753	1,068,006

CHANGES IN UNITS:
Beginning units	769	-	-	-	136,329	116,382	94,227	23,083
Units purchased	408,697	1,083	178,282	-	266,077	172,040	79,826	342,927
Units redeemed	(306,939)	(314)	(18,905)	-	(87,452)	(152,093)	(40,638)	(271,783)

Ending units	102,527	769	159,377	-	314,954	136,329	133,415	94,227

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VKVGR2		NVFMGP		NVFIP		NLFOSP
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(35,841)	44,994	11,324	-	8,164	-	(884)	-
Realized gain (loss) on investments	108,383	111,497	(11,517)	-	(16,238)	-	2,168	-
Change in unrealized gain (loss) on investments	408,795	(188,156)	(43,021)	-	(25,084)	-	(1,153)	-
Reinvested capital gains	-	-	27,626	-	-	-	2,611	-

Net increase (decrease) in contract owners’ equity resulting from operations	481,337	(31,665)	(15,588)	-	(33,158)	-	2,742	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,501,498	1,493,254	720,391	-	622,485	-	447,426	-
Transfers between funds	11,132	(196,874)	179,329	-	(49,911)	-	167,547	-
Redemptions (note 3)	(185,360)	(132,569)	(33)	-	(533)	-	(34)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(455)	(800)	-	-	-	-	-	-
Adjustments to maintain reserves	(166)	(63)	(11)	-	5	-	(2)	-

Net equity transactions	3,326,649	1,162,948	899,676	-	572,046	-	614,937	-

Net change in contract owners’ equity	3,807,986	1,131,283	884,088	-	538,888	-	617,679	-
Contract owners’ equity beginning of period	2,700,517	1,569,234	-	-	-	-	-	-

Contract owners’ equity end of period	$6,508,503	2,700,517	884,088	-	538,888	-	617,679	-

CHANGES IN UNITS:
Beginning units	252,548	147,631	-	-	-	-	-	-
Units purchased	489,878	229,386	155,483	-	539,079	-	104,303	-
Units redeemed	(200,897)	(124,469)	(68,954)	-	(483,676)	-	(43,845)	-

Ending units	541,529	252,548	86,529	-	55,403	-	60,458	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVAAA2		HIBF		GEM		NVCRA2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(116,547)	2,845	98,290	-	(8,643)	-	27,902	17,783
Realized gain (loss) on investments	832,332	756,557	3,118	-	43,331	-	(25,422)	159,803
Change in unrealized gain (loss) on investments	(179,069)	1,373,775	(155,278)	-	(139,673)	-	(324,656)	193,914
Reinvested capital gains	33,844	3,562	-	-	-	-	237,486	92,189

Net increase (decrease) in contract owners’ equity resulting from operations	570,560	2,136,739	(53,870)	-	(104,985)	-	(84,690)	463,689

Equity transactions:
Purchase payments received from contract owners (note 3)	5,034,342	3,696,504	-	-	493,783	-	218,982	225,421
Transfers between funds	1,583,571	8,677,724	3,840,820	-	2,609,441	-	(411,950)	3,762,622
Redemptions (note 3)	(1,812,838)	(1,097,516)	(454,598)	-	(257,894)	-	(188,491)	(50,170)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(31,766)	(22,456)	(753)	-	(165)	-	(334)	(1,915)
Adjustments to maintain reserves	(109)	(71)	(44)	-	(82)	-	(49)	(40)

Net equity transactions	4,773,200	11,254,185	3,385,425	-	2,845,083	-	(381,842)	3,935,918

Net change in contract owners’ equity	5,343,760	13,390,924	3,331,555	-	2,740,098	-	(466,532)	4,399,607
Contract owners’ equity beginning of period	18,317,071	4,926,147	-	-	-	-	4,598,220	198,613

Contract owners’ equity end of period	$23,660,831	18,317,071	3,331,555	-	2,740,098	-	4,131,688	4,598,220

CHANGES IN UNITS:
Beginning units	1,422,066	463,618	-	-	-	-	317,750	17,631
Units purchased	962,673	1,556,647	469,355	-	450,194	-	364,170	874,594
Units redeemed	(605,906)	(598,199)	(131,347)	-	(165,735)	-	(404,098)	(574,475)

Ending units	1,778,833	1,422,066	338,008	-	284,459	-	277,822	317,750

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCRB2		NVCCA2		NVCCN2		NVCMD2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$245,946	36,825	149,217	31,963	145,957	9,137	273,203	163,449
Realized gain (loss) on investments	318,494	103,929	301,152	142,754	9,425	159,717	383,707	789,283
Change in unrealized gain (loss) on investments	(635,235)	184,791	(508,666)	452,184	(442,504)	(101,140)	(1,233,844)	547,617
Reinvested capital gains	187,789	86,788	328,627	162,752	356,098	133,008	763,433	531,642

Net increase (decrease) in contract owners’ equity resulting from operations	116,994	412,333	270,330	789,653	68,976	200,722	186,499	2,031,991

Equity transactions:
Purchase payments received from contract owners (note 3)	6,087,505	4,150,596	6,713,739	4,037,718	8,169,567	880,424	10,404,746	3,958,858
Transfers between funds	8,124,675	1,126,906	123,596	467,997	3,986,853	(1,671,436)	(4,603,593)	16,695,550
Redemptions (note 3)	(759,525)	(346,137)	(414,186)	(309,147)	(1,528,930)	(1,828,724)	(2,669,983)	(1,360,011)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,935)	(43)	(815)	(41)	(1,268)	(1,878)	(2,255)	(11,292)
Adjustments to maintain reserves	(68)	(40)	(93)	(89)	(89)	(90)	(95)	(51)

Net equity transactions	13,447,652	4,931,282	6,422,241	4,196,438	10,626,133	(2,621,704)	3,128,820	19,283,054

Net change in contract owners’ equity	13,564,646	5,343,615	6,692,571	4,986,091	10,695,109	(2,420,982)	3,315,319	21,315,045
Contract owners’ equity beginning of period	7,851,324	2,507,709	7,534,357	2,548,266	5,058,961	7,479,943	24,832,669	3,517,624

Contract owners’ equity end of period	$21,415,970	7,851,324	14,226,928	7,534,357	15,754,070	5,058,961	28,147,988	24,832,669

CHANGES IN UNITS:
Beginning units	621,011	217,237	561,382	225,897	449,995	685,218	1,910,678	311,040
Units purchased	1,517,663	521,385	630,535	402,431	1,513,905	502,734	3,287,078	3,004,497
Units redeemed	(493,015)	(117,611)	(160,642)	(66,946)	(573,671)	(737,957)	(3,089,673)	(1,404,859)

Ending units	1,645,659	621,011	1,031,275	561,382	1,390,229	449,995	2,108,083	1,910,678

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVCMA2		NVCMC2		NVLCP2		TRF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$33,129	96,509	186,251	32,393	151,972	(16,557)	2,195	-
Realized gain (loss) on investments	(1,147,067)	583,547	122,949	165,771	55,067	(234,457)	31,996	-
Change in unrealized gain (loss) on investments	(432,486)	324,514	(560,639)	54,126	(84,231)	(4,088)	186,665	-
Reinvested capital gains	1,502,430	592,148	223,586	119,773	-	64,393	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(43,994)	1,596,718	(27,853)	372,063	122,808	(190,709)	220,856	-

Equity transactions:
Purchase payments received from contract owners (note 3)	521,567	1,300,921	2,216,773	467,348	1,176,331	454,908	384,063	-
Transfers between funds	(9,893,907)	11,828,365	7,794,293	3,171,827	8,774,811	(3,555,431)	2,816,298	-
Redemptions (note 3)	(1,948,838)	(726,458)	(540,820)	(317,635)	(812,313)	(528,488)	(211,865)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,454)	-	(725)	(41)	(5,010)	(1,328)	(83)	-
Adjustments to maintain reserves	(69)	(62)	(91)	(48)	(72)	(45)	(770)	-

Net equity transactions	(11,323,701)	12,402,766	9,469,430	3,321,451	9,133,747	(3,630,384)	2,987,643	-

Net change in contract owners’ equity	(11,367,695)	13,999,484	9,441,577	3,693,514	9,256,555	(3,821,093)	3,208,499	-
Contract owners’ equity beginning of period	15,511,195	1,511,711	6,182,259	2,488,745	3,046,972	6,868,065	-	-

Contract owners’ equity end of period	$4,143,500	15,511,195	15,623,836	6,182,259	12,303,527	3,046,972	3,208,499	-

CHANGES IN UNITS:
Beginning units	1,121,366	133,371	508,881	222,877	291,655	635,977	-	-
Units purchased	1,398,846	1,970,878	1,817,783	635,781	1,999,207	533,458	373,009	-
Units redeemed	(2,229,662)	(982,883)	(1,064,212)	(349,777)	(1,147,568)	(877,780)	(79,058)	-

Ending units	290,550	1,121,366	1,262,452	508,881	1,143,294	291,655	293,951	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GBF		CAF2		GVIDA		NVDBL2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$7,738	-	(3,963)	155	28,779	-	15,135	-
Realized gain (loss) on investments	157,206	-	21,753	2,038	30,277	-	2,026	-
Change in unrealized gain (loss) on investments	(61,919)	-	50,168	2,773	157,738	-	18,452	-
Reinvested capital gains	-	-	-	-	-	-	6,646	-

Net increase (decrease) in contract owners’ equity resulting from operations	103,025	-	67,958	4,966	216,794	-	42,259	-

Equity transactions:
Purchase payments received from contract owners (note 3)	675,727	-	521,785	28,645	202,958	-	214,057	-
Transfers between funds	7,037,240	-	612,184	53,574	6,277,242	-	1,821,179	-
Redemptions (note 3)	(1,205,992)	-	(16,160)	(353)	(193,721)	-	(33,004)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,193)	-	-	-	(325)	-	-	-
Adjustments to maintain reserves	(121)	-	(49)	1	(39)	-	(48)	-

Net equity transactions	6,503,661	-	1,117,760	81,867	6,286,115	-	2,002,184	-

Net change in contract owners’ equity	6,606,686	-	1,185,718	86,833	6,502,909	-	2,044,443	-
Contract owners’ equity beginning of period	-	-	86,833	-	-	-	-	-

Contract owners’ equity end of period	$6,606,686	-	1,272,551	86,833	6,502,909	-	2,044,443	-

CHANGES IN UNITS:
Beginning units	-	-	7,357	-	-	-	-	-
Units purchased	2,169,173	-	132,365	15,319	711,946	-	207,788	-
Units redeemed	(1,517,863)	-	(41,123)	(7,962)	(83,096)	-	(8,381)	-

Ending units	651,310	-	98,599	7,357	628,850	-	199,407	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDCA2		GVIDC		GVIDM		GVDMA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$39,146	-	60,569	-	111,058	-	40,158	-
Realized gain (loss) on investments	11,233	-	3,205	-	54,521	-	34,413	-
Change in unrealized gain (loss) on investments	2,827	-	(208,130)	-	410,820	-	140,076	-
Reinvested capital gains	23,054	-	314,709	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	76,260	-	170,353	-	576,399	-	214,647	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,128,781	-	1,805,261	-	1,157,952	-	523,825	-
Transfers between funds	3,057,306	-	10,533,817	-	18,376,557	-	7,528,829	-
Redemptions (note 3)	(9,263)	-	(2,573,775)	-	(1,801,707)	-	(836,647)	-
Annuity benefits	-	-	-	-	(3,365)	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(1,859)	-	(4,375)	-	(501)	-
Adjustments to maintain reserves	(765)	-	(71)	-	4,204	-	(21)	-

Net equity transactions	4,176,059	-	9,763,373	-	17,729,266	-	7,215,485	-

Net change in contract owners’ equity	4,252,319	-	9,933,726	-	18,305,665	-	7,430,132	-
Contract owners’ equity beginning of period	-	-	-	-	-	-	-	-

Contract owners’ equity end of period	$4,252,319	-	9,933,726	-	18,305,665	-	7,430,132	-

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	-	-
Units purchased	457,640	-	1,503,218	-	2,052,034	-	832,479	-
Units redeemed	(45,860)	-	(524,849)	-	(283,732)	-	(112,685)	-

Ending units	411,780	-	978,369	-	1,768,302	-	719,794	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMC		SAM		NVMIG6		GVDIV2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$49,653	-	(1,641)	(967)	23,632	(14,519)	22,013	-
Realized gain (loss) on investments	121,973	-	-	59	236,804	166,912	(45,664)	-
Change in unrealized gain (loss) on investments	(86,625)	-	-	-	(522,808)	215,241	(346,191)	-
Reinvested capital gains	180,447	-	-	-	154,938	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	265,448	-	(1,641)	(908)	(107,434)	367,634	(369,842)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	462,202	-	99,481	475	942,531	479,037	455,369	-
Transfers between funds	9,744,925	-	99,532	(13,236)	(466,129)	1,075,348	3,871,006	-
Redemptions (note 3)	(786,787)	-	(159,705)	22	(518,780)	(531,363)	(301,479)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(50)	(48)	-	-	-	-
Contingent deferred sales charges (note 2)	(189)	-	-	-	(3,238)	(1,627)	(216)	-
Adjustments to maintain reserves	(2,954)	-	(4)	-	(107)	(53)	408	-

Net equity transactions	9,417,197	-	39,254	(12,787)	(45,723)	1,021,342	4,025,088	-

Net change in contract owners’ equity	9,682,645	-	37,613	(13,695)	(153,157)	1,388,976	3,655,246	-
Contract owners’ equity beginning of period	-	-	70,606	84,301	3,097,568	1,708,592	-	-

Contract owners’ equity end of period	$9,682,645	-	108,219	70,606	2,944,411	3,097,568	3,655,246	-

CHANGES IN UNITS:
Beginning units	-	-	7,408	8,730	224,855	146,827	-	-
Units purchased	1,405,359	-	20,965	-	308,480	247,591	502,290	-
Units redeemed	(460,683)	-	(16,869)	(1,322)	(308,812)	(169,563)	(96,351)	-

Ending units	944,676	-	11,504	7,408	224,523	224,855	405,939	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMLG2		NVMLV2		NVMMG1		NVMMG2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(45,960)	(13,361)	(19,895)	(2,230)	(3,728)	(4,224)	(48,824)	(37,735)
Realized gain (loss) on investments	361,430	71,590	403,747	186,676	22,861	52,458	(102,494)	320,648
Change in unrealized gain (loss) on investments	(279,296)	277,293	(409,053)	199,992	(48,855)	29,612	(406,857)	289,280
Reinvested capital gains	291,964	128,436	474,909	89,414	34,269	19,304	342,651	156,933

Net increase (decrease) in contract owners’ equity resulting from operations	328,138	463,958	449,708	473,852	4,547	97,150	(215,524)	729,126

Equity transactions:
Purchase payments received from contract owners (note 3)	1,601,368	351,027	1,552,918	783,427	-	-	1,049,979	575,128
Transfers between funds	544,785	471,142	1,249,985	462,709	(25,000)	(91,010)	1,216,864	(224,966)
Redemptions (note 3)	(374,632)	(98,809)	(174,952)	(80,445)	(21,985)	(18,483)	(153,921)	(242,357)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,860)	(200)	(676)	-	-	-	(843)	(510)
Adjustments to maintain reserves	41	(96)	(114)	(43)	(47)	(28)	(123)	(70)

Net equity transactions	1,769,702	723,064	2,627,161	1,165,648	(47,032)	(109,521)	2,111,956	107,225

Net change in contract owners’ equity	2,097,840	1,187,022	3,076,869	1,639,500	(42,485)	(12,371)	1,896,432	836,351
Contract owners’ equity beginning of period	2,403,821	1,216,799	2,590,277	950,777	299,534	311,905	2,538,327	1,701,976

Contract owners’ equity end of period	$4,501,661	2,403,821	5,667,146	2,590,277	257,049	299,534	4,434,759	2,538,327

CHANGES IN UNITS:
Beginning units	153,389	103,904	177,261	85,985	13,265	18,910	155,713	142,567
Units purchased	375,431	99,083	1,066,048	181,289	-	-	808,140	875,228
Units redeemed	(259,972)	(49,598)	(885,093)	(90,013)	(2,168)	(5,645)	(696,355)	(862,082)

Ending units	268,848	153,389	358,216	177,261	11,097	13,265	267,498	155,713

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVMMV2		SCGF		SCVF		SCF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$4,535	(9,134)	(20,140)	-	(20,936)	-	(25,050)	-
Realized gain (loss) on investments	247,312	724,313	(39,076)	-	(20,969)	-	(208,924)	-
Change in unrealized gain (loss) on investments	(624,135)	217,420	(37,250)	-	(26,791)	-	(94,816)	-
Reinvested capital gains	1,251,663	212,019	265,989	-	292,184	-	500,313	-

Net increase (decrease) in contract owners’ equity resulting from operations	879,375	1,144,618	169,523	-	223,488	-	171,523	-

Equity transactions:
Purchase payments received from contract owners (note 3)	1,272,682	1,084,807	181,613	-	369,840	-	342,063	-
Transfers between funds	2,064,590	1,881,668	2,188,420	-	4,611,480	-	2,965,010	-
Redemptions (note 3)	(498,778)	(458,566)	(74,566)	-	(235,486)	-	(124,500)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,409)	(1,264)	(31)	-	(199)	-	(234)	-
Adjustments to maintain reserves	(66)	(127)	(274)	-	(87)	-	(111)	-

Net equity transactions	2,836,019	2,506,518	2,295,162	-	4,745,548	-	3,182,228	-

Net change in contract owners’ equity	3,715,394	3,651,136	2,464,685	-	4,969,036	-	3,353,751	-
Contract owners’ equity beginning of period	5,049,077	1,397,941	-	-	-	-	-	-

Contract owners’ equity end of period	$8,764,471	5,049,077	2,464,685	-	4,969,036	-	3,353,751	-

CHANGES IN UNITS:
Beginning units	314,354	117,223	-	-	-	-	-	-
Units purchased	1,206,132	1,339,624	299,921	-	578,492	-	515,404	-
Units redeemed	(1,044,807)	(1,142,493)	(76,249)	-	(116,376)	-	(194,834)	-

Ending units	475,679	314,354	223,672	-	462,116	-	320,570	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	MSBF		NVSTB2		NVRE2		NVMM2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$53,940	3,272	(20,459)	(7,041)	80,821	823	(3,087,139)	(3,164,691)
Realized gain (loss) on investments	34,227	(12,540)	1,961	(28,522)	(933,242)	(9,345)	-	-
Change in unrealized gain (loss) on investments	(93,446)	(4,918)	(44,286)	(27,046)	90,467	(3,957)	-	-
Reinvested capital gains	-	-	-	7,089	1,021,844	5,721	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,279)	(14,186)	(62,784)	(55,520)	259,890	(6,758)	(3,087,139)	(3,164,691)

Equity transactions:
Purchase payments received from contract owners (note 3)	800,394	109,026	2,232,066	1,704,302	576,961	103,533	98,669,021	130,073,784
Transfers between funds	2,491,666	357,422	1,756,691	(839,416)	3,708,460	49,501	13,537,632	(121,774,219)
Redemptions (note 3)	(88,261)	(11,391)	(579,633)	(668,469)	(196,736)	(635)	(51,647,961)	(53,031,977)
Annuity benefits	-	-	-	-	-	-	-	(158)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9)	(39)	(784)	(1,313)	(257)	-	(194,940)	(258,332)
Adjustments to maintain reserves	(51)	(18)	(13)	(72)	(53)	4	(232)	(196)

Net equity transactions	3,203,739	455,000	3,408,327	195,032	4,088,375	152,403	60,363,520	(44,991,098)

Net change in contract owners’ equity	3,198,460	440,814	3,345,543	139,512	4,348,265	145,645	57,276,381	(48,155,789)
Contract owners’ equity beginning of period	440,814	-	6,714,747	6,575,235	145,645	-	148,787,115	196,942,904

Contract owners’ equity end of period	$3,639,274	440,814	10,060,290	6,714,747	4,493,910	145,645	206,063,496	148,787,115

CHANGES IN UNITS:
Beginning units	46,071	-	670,646	648,630	15,642	-	15,784,398	20,569,054
Units purchased	535,715	85,876	1,250,748	879,301	892,513	24,663	194,611,134	235,096,151
Units redeemed	(209,533)	(39,805)	(903,726)	(857,285)	(527,919)	(9,021)	(188,275,012)	(239,880,807)

Ending units	372,253	46,071	1,017,668	670,646	380,236	15,642	22,120,520	15,784,398

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVLM2		NVLCA2		NCPG2		NCPGI2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$6,151	2,191	(1,919)	(4,626)	8,762	80	15,162	-
Realized gain (loss) on investments	26,993	5,959	63,794	491	8,010	(6)	5,474	-
Change in unrealized gain (loss) on investments	(107,048)	195,827	(117,439)	67,783	(34,236)	(9)	(40,134)	-
Reinvested capital gains	64,444	14,561	55,367	1,789	10,163	52	16,459	-

Net increase (decrease) in contract owners’ equity resulting from operations	(9,460)	218,538	(197)	65,437	(7,301)	117	(3,039)	-

Equity transactions:
Purchase payments received from contract owners (note 3)	3,170,666	2,647,665	942,883	359,779	162,782	-	991,753	-
Transfers between funds	178,423	(22,201)	151,324	395,175	432,561	5,928	984	-
Redemptions (note 3)	(75,191)	(80,475)	(278,868)	(2,852)	(10,623)	-	(12,838)	-
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	(14)	-	-	-	-	-
Adjustments to maintain reserves	(27)	(8)	(1)	-	(7)	1	(27)	-

Net equity transactions	3,273,871	2,544,981	815,324	752,102	584,713	5,929	979,872	-

Net change in contract owners’ equity	3,264,411	2,763,519	815,127	817,539	577,412	6,046	976,833	-
Contract owners’ equity beginning of period	2,763,519	-	817,539	-	6,046	-	-	-

Contract owners’ equity end of period	$6,027,930	2,763,519	1,632,666	817,539	583,458	6,046	976,833	-

CHANGES IN UNITS:
Beginning units	239,471	-	69,366	-	584	-	-	-
Units purchased	300,560	297,987	113,639	72,254	94,909	1,156	109,395	-
Units redeemed	(19,725)	(58,516)	(46,627)	(2,888)	(38,822)	(572)	(14,876)	-

Ending units	520,306	239,471	136,378	69,366	56,671	584	94,519	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	IDPG2		IDPGI2		NO7TB		NOVMH2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$3,519	68	2,958	170	(11,410)	-	(44,783)	(34,371)
Realized gain (loss) on investments	594	-	1	-	5,138	-	(24,159)	(11,343)
Change in unrealized gain (loss) on investments	(135)	19	(4,803)	(65)	(65,346)	-	293,134	62,312
Reinvested capital gains	417	6	425	37	3,121	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	4,395	93	(1,419)	142	(68,497)	-	224,192	16,598

Equity transactions:
Purchase payments received from contract owners (note 3)	396,243	-	321,392	-	910,174	-	1,437,087	1,348,143
Transfers between funds	115,843	4,777	(21)	11,793	1,060,124	-	(303,050)	(28,720)
Redemptions (note 3)	(7,763)	-	(7,525)	-	(15,966)	-	(175,283)	(98,858)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	(7)	-	(4,386)	(3,057)
Adjustments to maintain reserves	(3)	3	10	(3)	(25)	-	(104)	10

Net equity transactions	504,320	4,780	313,856	11,790	1,954,300	-	954,264	1,217,518

Net change in contract owners’ equity	508,715	4,873	312,437	11,932	1,885,803	-	1,178,456	1,234,116
Contract owners’ equity beginning of period	4,873	-	11,932	-	-	-	2,486,015	1,251,899

Contract owners’ equity end of period	$513,588	4,873	324,369	11,932	1,885,803	-	3,664,471	2,486,015

CHANGES IN UNITS:
Beginning units	472	-	1,163	-	-	-	253,002	130,290
Units purchased	54,260	472	30,909	1,163	232,945	-	192,237	195,853
Units redeemed	(4,998)	-	(734)	-	(43,255)	-	(92,446)	(73,141)

Ending units	49,734	472	31,338	1,163	189,690	-	352,793	253,002

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NOVPI2		NOTBBA		PMUBA		ALVBWB
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$166,074	(72,985)	(117,294)	(46,089)	(6,738)	(15)	9,224	13,525
Realized gain (loss) on investments	191,652	544,953	79,406	(37,614)	17,897	(48)	44,505	40,951
Change in unrealized gain (loss) on investments	(754,582)	(151,428)	(37,233)	13,006	(8,977)	(43)	(150,421)	78,668
Reinvested capital gains	155,571	158,970	-	-	-	88	203,668	-

Net increase (decrease) in contract owners’ equity resulting from operations	(241,285)	479,510	(75,121)	(70,697)	2,182	(18)	106,976	133,144

Equity transactions:
Purchase payments received from contract owners (note 3)	4,533,227	5,974,699	7,751,882	10,126,395	2,162,806	45,899	113,620	85,854
Transfers between funds	(6,828,684)	(2,069,212)	(2,163,734)	786,314	2,147,745	229,708	977,914	(1,658,309)
Redemptions (note 3)	(1,167,506)	(16,587,294)	(492,804)	(188,705)	(820,913)	(123)	(567,910)	(100,895)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,280)	(1,944)	(192)	-	-	-	(3,687)	-
Adjustments to maintain reserves	(88)	5,279	(61)	(32)	(220)	(2)	(16)	(29)

Net equity transactions	(3,468,331)	(12,678,472)	5,095,091	10,723,972	3,489,418	275,482	519,921	(1,673,379)

Net change in contract owners’ equity	(3,709,616)	(12,198,962)	5,019,970	10,653,275	3,491,600	275,464	626,897	(1,540,235)
Contract owners’ equity beginning of period	14,102,480	26,301,442	10,653,275	-	275,464	-	1,257,501	2,797,736

Contract owners’ equity end of period	$10,392,864	14,102,480	15,673,245	10,653,275	3,767,064	275,464	1,884,398	1,257,501

CHANGES IN UNITS:
Beginning units	1,343,033	2,580,347	1,102,338	-	27,734	-	107,843	277,177
Units purchased	896,380	1,725,269	1,309,117	1,256,858	706,408	30,618	143,133	85,162
Units redeemed	(1,222,492)	(2,962,583)	(783,616)	(154,520)	(359,567)	(2,884)	(97,824)	(254,496)

Ending units	1,016,921	1,343,033	1,627,839	1,102,338	374,575	27,734	153,152	107,843

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	ACVIG3		ACVIP2		ACVU3		ACVV3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$45,440	43,715	(9,469)	7,536	(7,330)	(2,875)	9,181	26,117
Realized gain (loss) on investments	841,918	613,441	(542,169)	(497,607)	71,368	31,386	1,046,082	503,743
Change in unrealized gain (loss) on investments	(204,704)	708,558	392,255	(696,245)	14,900	85,382	45,058	1,412,957
Reinvested capital gains	-	-	163,231	312,601	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	682,654	1,365,714	3,848	(873,715)	78,938	113,893	1,100,321	1,942,817

Equity transactions:
Purchase payments received from contract owners (note 3)	2,365,737	559,681	5,267,402	2,919,623	12,456	22,849	1,244,170	1,346,694
Transfers between funds	5,001,792	338,380	(593,943)	(4,163,395)	695,165	5,228	5,407,868	2,685,913
Redemptions (note 3)	(720,898)	(723,833)	(801,371)	(984,698)	(157,093)	(63,803)	(1,361,989)	(1,633,516)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,742)	(1,689)	(1,271)	(1,348)	(2)	(16)	(1,385)	(2,878)
Adjustments to maintain reserves	(141)	(98)	(148)	(77)	(15)	(7)	(109)	(137)

Net equity transactions	6,644,748	172,441	3,870,669	(2,229,895)	550,511	(35,749)	5,288,555	2,396,076

Net change in contract owners’ equity	7,327,402	1,538,155	3,874,517	(3,103,610)	629,449	78,144	6,388,876	4,338,893
Contract owners’ equity beginning of period	5,487,546	3,949,391	6,514,580	9,618,190	414,407	336,263	10,132,795	5,793,902

Contract owners’ equity end of period	$12,814,948	5,487,546	10,389,097	6,514,580	1,043,856	414,407	16,521,671	10,132,795

CHANGES IN UNITS:
Beginning units	310,052	296,635	642,753	854,035	25,186	27,728	525,812	392,383
Units purchased	540,248	189,614	1,011,275	607,011	44,094	5,973	442,319	344,358
Units redeemed	(189,969)	(176,197)	(643,953)	(818,293)	(11,481)	(8,515)	(201,072)	(210,929)

Ending units	660,331	310,052	1,010,075	642,753	57,799	25,186	767,059	525,812

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	DVMCSS		FQB		FAM2		FC2R
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(4,558)	-	127	148	(2,746)	3,986	(57,097)	(41,087)
Realized gain (loss) on investments	1,719	-	2	3	194,617	42,549	928,318	919,872
Change in unrealized gain (loss) on investments	9,226	-	(3)	(164)	(212,121)	151,416	(222,618)	1,153,511
Reinvested capital gains	-	-	-	-	89,523	4,370	166,733	2,333

Net increase (decrease) in contract owners’ equity resulting from operations	6,387	-	126	(13)	69,273	202,321	815,336	2,034,629

Equity transactions:
Purchase payments received from contract owners (note 3)	871,778	-	-	-	2,490	210,310	14,606	30,167
Transfers between funds	303,876	-	-	-	390,824	191,482	110,196	789,388
Redemptions (note 3)	(17,905)	-	-	-	(530,064)	(62,027)	(1,283,797)	(1,262,412)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(8)	(9)	-	-	-	-
Contingent deferred sales charges (note 2)	(632)	-	-	-	-	-	(166)	(823)
Adjustments to maintain reserves	(37)	-	7	(10)	(68)	(24)	(1)	(57)

Net equity transactions	1,157,080	-	(1)	(19)	(136,818)	339,741	(1,159,162)	(443,737)

Net change in contract owners’ equity	1,163,467	-	125	(32)	(67,545)	542,062	(343,826)	1,590,892
Contract owners’ equity beginning of period	-	-	5,116	5,148	1,912,478	1,370,416	8,675,282	7,084,390

Contract owners’ equity end of period	$1,163,467	-	5,241	5,116	1,844,933	1,912,478	8,331,456	8,675,282

CHANGES IN UNITS:
Beginning units	-	-	301	302	167,158	135,649	386,322	408,007
Units purchased	115,751	-	-	-	151,413	90,831	38,944	101,073
Units redeemed	(8,731)	-	-	(1)	(163,446)	(59,322)	(88,589)	(122,758)

Ending units	107,020	-	301	301	155,125	167,158	336,677	386,322

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FEI2R		FG2R		FHI2R		FTVIS2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$191,451	113,887	(209,231)	(89,552)	112,738	125,609	365,580	(3,386)
Realized gain (loss) on investments	470,193	315,073	3,302,279	874,747	(945,559)	(41,253)	1,591	(12,698)
Change in unrealized gain (loss) on investments	(42,482)	570,118	(1,642,415)	1,630,072	(197,163)	(53,011)	(553,292)	126,345
Reinvested capital gains	185,750	630,416	-	10,496	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	804,912	1,629,494	1,450,633	2,425,763	(1,029,984)	31,345	(186,121)	110,261

Equity transactions:
Purchase payments received from contract owners (note 3)	2,065,019	1,837,495	3,133,258	2,119,232	1,089,246	770,803	4,337,042	503,300
Transfers between funds	1,665,799	2,825,961	18,589,007	8,262,068	1,499,085	304,105	7,078,377	2,098,784
Redemptions (note 3)	(1,173,108)	(824,485)	(2,110,096)	(953,368)	(1,108,844)	(480,531)	(792,775)	(95,438)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,455)	(3,535)	(8,906)	(3,257)	(2,461)	(209)	(1,046)	(41)
Adjustments to maintain reserves	(382)	(163)	566	(103)	(117)	(44)	(132)	(5)

Net equity transactions	2,554,873	3,835,273	19,603,829	9,424,572	1,476,909	594,124	10,621,466	2,506,600

Net change in contract owners’ equity	3,359,785	5,464,767	21,054,462	11,850,335	446,925	625,469	10,435,345	2,616,861
Contract owners’ equity beginning of period	10,469,708	5,004,941	17,083,564	5,233,229	3,211,341	2,585,872	2,616,861	-

Contract owners’ equity end of period	$13,829,493	10,469,708	38,138,026	17,083,564	3,658,266	3,211,341	13,052,206	2,616,861

CHANGES IN UNITS:
Beginning units	635,670	380,812	1,062,979	434,393	290,706	243,175	248,403	-
Units purchased	348,858	392,027	2,402,132	980,222	2,548,689	588,409	2,136,470	271,539
Units redeemed	(199,269)	(137,169)	(1,301,403)	(351,636)	(2,505,921)	(540,878)	(1,183,949)	(23,136)

Ending units	785,259	635,670	2,163,708	1,062,979	333,474	290,706	1,200,924	248,403

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	FTVMD2		FTVFA2		SBVI		LPWHY2
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$31,714	(2,823)	82,614	377,871	8,644	5,828	(13,762)	697,964
Realized gain (loss) on investments	124,329	17,533	(403,689)	165,806	34,662	2,168	268,939	8,582
Change in unrealized gain (loss) on investments	(417,118)	249,261	353,639	(283,909)	251	437,256	156,563	(345,365)
Reinvested capital gains	253,853	44,056	4,807	640,381	148,678	95,478	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,222)	308,027	37,371	900,149	192,235	540,730	411,740	361,181

Equity transactions:
Purchase payments received from contract owners (note 3)	1,427,587	741,235	1,175,763	238,258	-	21,719	1,121,957	453,897
Transfers between funds	(1,653,734)	3,423,209	(886,044)	2,224,988	(99,530)	12,685	(13,087,872)	14,285,308
Redemptions (note 3)	(236,377)	(10,654)	(377,435)	(458,645)	(213,621)	(359,975)	(841,815)	(862,108)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	(1,082)	(1,207)	-	-
Contingent deferred sales charges (note 2)	(3)	-	(282)	(22)	-	-	(4,801)	(745)
Adjustments to maintain reserves	(114)	(15)	(37)	(103)	(11)	-	(92)	2

Net equity transactions	(462,641)	4,153,775	(88,035)	2,004,476	(314,244)	(326,778)	(12,812,623)	13,876,354

Net change in contract owners’ equity	(469,863)	4,461,802	(50,664)	2,904,625	(122,009)	213,952	(12,400,883)	14,237,535
Contract owners’ equity beginning of period	4,461,802	-	6,273,995	3,369,370	2,138,524	1,924,572	14,237,535	-

Contract owners’ equity end of period	$3,991,939	4,461,802	6,223,331	6,273,995	2,016,515	2,138,524	1,836,652	14,237,535

CHANGES IN UNITS:
Beginning units	390,390	-	444,351	288,602	167,040	196,403	1,421,771	-
Units purchased	439,180	541,346	192,874	856,000	-	3,343	906,125	1,654,680
Units redeemed	(493,448)	(150,956)	(202,074)	(700,251)	(24,182)	(32,706)	(2,138,307)	(232,909)

Ending units	336,122	390,390	435,151	444,351	142,858	167,040	189,589	1,421,771

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	OVGSS		PMVAAD		PMVFAD		PMVLAD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,454)	(5,448)	410,310	334,314	13,958	9,375	(74,046)	(32,725)
Realized gain (loss) on investments	44,628	111,215	(166,337)	92,788	43,927	(226,040)	121,515	(195,558)
Change in unrealized gain (loss) on investments	(91,191)	36,792	(363,895)	(686,985)	(72,094)	(26,223)	(160,449)	10,925
Reinvested capital gains	89,626	-	-	-	5,941	19,818	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	29,609	142,559	(119,922)	(259,883)	(8,268)	(223,070)	(112,980)	(217,358)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,050,585	89,033	1,639,712	2,123,855	1,248,542	425,270	2,871,849	2,665,491
Transfers between funds	536,231	1,186,949	(64,843)	(2,033,832)	(822,457)	(213,915)	(1,891,554)	(519,542)
Redemptions (note 3)	(221,044)	(37,307)	(1,419,298)	(883,219)	(272,268)	(438,066)	(1,089,993)	(2,030,981)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,489)	(20)	(2,780)	(1,412)	(443)	(607)	(3,662)	(18,415)
Adjustments to maintain reserves	(45)	(31)	(131)	(107)	(111)	(67)	(450)	234

Net equity transactions	1,363,238	1,238,624	152,660	(794,715)	153,263	(227,385)	(113,810)	96,787

Net change in contract owners’ equity	1,392,847	1,381,183	32,738	(1,054,598)	144,995	(450,455)	(226,790)	(120,571)
Contract owners’ equity beginning of period	1,381,183	-	10,955,429	12,010,027	1,916,166	2,366,621	14,080,239	14,200,810

Contract owners’ equity end of period	$2,774,030	1,381,183	10,988,167	10,955,429	2,061,161	1,916,166	13,853,449	14,080,239

CHANGES IN UNITS:
Beginning units	120,749	-	1,033,371	1,116,827	172,093	194,743	1,403,301	1,391,273
Units purchased	336,996	322,806	781,571	831,987	337,810	311,074	1,580,125	2,067,556
Units redeemed	(216,520)	(202,057)	(766,318)	(915,443)	(321,250)	(333,724)	(1,589,853)	(2,055,528)

Ending units	241,225	120,749	1,048,624	1,033,371	188,653	172,093	1,393,573	1,403,301

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVTRD		PMVRSD		PMVEBD		PMVGBD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$85,877	126,797	(25,837)	3,732	175,964	294,897	52,720	(25,359)
Realized gain (loss) on investments	(298,564)	(880,064)	(51,380)	(494,757)	(204,900)	(322,048)	(399,439)	(254,881)
Change in unrealized gain (loss) on investments	673,085	(530,567)	(418,254)	129,124	(69,312)	(915,097)	119,314	(270,908)
Reinvested capital gains	-	174,967	-	-	83,395	31,574	203,308	36,913

Net increase (decrease) in contract owners’ equity resulting from operations	460,398	(1,108,867)	(495,471)	(361,901)	(14,853)	(910,674)	(24,097)	(514,235)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,290,588	5,203,513	792,213	720,589	681,570	835,510	3,081,156	2,123,514
Transfers between funds	(5,487,733)	(9,732,855)	(254,892)	(499,424)	258,073	(9,723,477)	(747,316)	(708,479)
Redemptions (note 3)	(2,132,764)	(7,064,557)	(226,297)	(352,916)	(631,561)	(605,883)	(768,440)	(787,339)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(8,897)	(6,285)	(3,508)	(3,838)	(6,066)	(1,699)	(1,318)	(747)
Adjustments to maintain reserves	(1,182)	1,755	(82)	(58)	(332)	1,245	(438)	43

Net equity transactions	(5,339,988)	(11,598,429)	307,434	(135,647)	301,684	(9,494,304)	1,563,644	626,992

Net change in contract owners’ equity	(4,879,590)	(12,707,296)	(188,037)	(497,548)	286,831	(10,404,978)	1,539,547	112,757
Contract owners’ equity beginning of period	19,950,741	32,658,037	1,798,964	2,296,512	3,895,080	14,300,058	5,237,413	5,124,656

Contract owners’ equity end of period	$15,071,151	19,950,741	1,610,927	1,798,964	4,181,911	3,895,080	6,776,960	5,237,413

CHANGES IN UNITS:
Beginning units	1,920,626	3,032,974	185,582	198,165	330,217	1,109,109	479,981	421,386
Units purchased	2,152,568	3,354,355	196,616	223,793	612,893	616,192	638,424	381,783
Units redeemed	(2,658,411)	(4,466,703)	(175,058)	(236,376)	(587,980)	(1,395,084)	(499,922)	(323,188)

Ending units	1,414,783	1,920,626	207,140	185,582	355,130	330,217	618,483	479,981

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PMVHYD		PIVEM2		PIHYB2		PROUSN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$1,213,484	1,654,054	(9,428)	(6,522)	22,522	56,158	(14,871)	(17,016)
Realized gain (loss) on investments	(32,239)	820,865	(23,129)	(53,079)	(4,923)	(65,307)	(558,465)	(851,996)
Change in unrealized gain (loss) on investments	(539,192)	(1,000,671)	(91,466)	(23,262)	(52,996)	25,519	14,426	(1,110)
Reinvested capital gains	-	-	4,294	-	29,779	124,389	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	642,053	1,474,248	(119,729)	(82,863)	(5,618)	140,759	(558,910)	(870,122)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,151,744	2,242,574	4,604	2,065	24	5	33,740	68,394
Transfers between funds	(24,604,376)	(9,850,235)	(668,810)	7,247	(151,693)	(1,504,823)	805,976	316,312
Redemptions (note 3)	(4,117,868)	(8,101,377)	(17,314)	(145,696)	(30,719)	(167,868)	(164,344)	(83,183)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(17,860)	(17,555)	(16)	(179)	(94)	(966)	(8,555)	(4,272)
Adjustments to maintain reserves	3,594	1,884	(30)	(74)	(32)	(301)	(27)	(21)

Net equity transactions	(26,584,766)	(15,724,709)	(681,566)	(136,637)	(182,514)	(1,673,953)	666,790	297,230

Net change in contract owners’ equity	(25,942,713)	(14,250,461)	(801,295)	(219,500)	(188,132)	(1,533,194)	107,880	(572,892)
Contract owners’ equity beginning of period	40,136,238	54,386,699	1,396,179	1,615,679	807,700	2,340,894	427,662	1,000,554

Contract owners’ equity end of period	$14,193,525	40,136,238	594,884	1,396,179	619,568	807,700	535,542	427,662

CHANGES IN UNITS:
Beginning units	3,173,122	4,473,575	156,684	173,846	59,331	193,894	238,140	280,253
Units purchased	5,171,781	6,699,889	361,346	634,720	637	5	32,601,531	23,561,916
Units redeemed	(7,239,774)	(8,000,342)	(440,899)	(651,882)	(14,041)	(134,568)	(32,366,482)	(23,604,029)

Ending units	1,105,129	3,173,122	77,131	156,684	45,927	59,331	473,189	238,140

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROAHY		PROA30		PROBNK		PROBM
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$2,518,932	784,463	(35,326)	(20,559)	(24,535)	(24,994)	(28,963)	(14,000)
Realized gain (loss) on investments	(2,369,880)	(7,493)	5,528	53,721	37,551	232,867	332,673	232,971
Change in unrealized gain (loss) on investments	(1,477,742)	2,062,411	(81,248)	27,258	(41,554)	37,916	(229,635)	82,649
Reinvested capital gains	1,094,952	1,802,745	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(233,738)	4,642,126	(111,046)	60,420	(28,538)	245,789	74,075	301,620

Equity transactions:
Purchase payments received from contract owners (note 3)	2,124,063	3,442,275	329,636	317,821	231,686	360,267	2,024,165	733,611
Transfers between funds	(77,620,796)	27,123,541	(1,515,523)	(89,778)	(523,737)	(159,884)	(2,248,769)	(127,012)
Redemptions (note 3)	(7,996,643)	(6,335,075)	(41,611)	(85,832)	(122,576)	(327,365)	(433,160)	(97,870)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(57,998)	(29,641)	(86)	(410)	(1,265)	(1,887)	(2,298)	(181)
Adjustments to maintain reserves	(92)	(74)	(63)	(43)	(49)	(65)	(77)	1

Net equity transactions	(83,551,466)	24,201,026	(1,227,647)	141,758	(415,941)	(128,934)	(660,139)	508,549

Net change in contract owners’ equity	(83,785,204)	28,843,152	(1,338,693)	202,178	(444,479)	116,855	(586,064)	810,169
Contract owners’ equity beginning of period	91,050,949	62,207,797	2,720,895	2,518,717	1,633,420	1,516,565	2,519,862	1,709,693

Contract owners’ equity end of period	$7,265,745	91,050,949	1,382,202	2,720,895	1,188,941	1,633,420	1,933,798	2,519,862

CHANGES IN UNITS:
Beginning units	6,759,648	5,021,067	264,312	276,877	126,901	155,165	262,357	208,000
Units purchased	9,161,420	15,204,092	2,471,023	3,403,978	534,493	1,294,281	1,730,344	1,168,115
Units redeemed	(15,385,024)	(13,465,511)	(2,596,185)	(3,416,543)	(575,977)	(1,322,545)	(1,790,175)	(1,113,758)

Ending units	536,044	6,759,648	139,150	264,312	85,417	126,901	202,526	262,357

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROBR		PROBIO		PROBL		PROCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(26,355)	(40,045)	(130,136)	(72,268)	(233,469)	(141,879)	(27,976)	(10,281)
Realized gain (loss) on investments	(657,661)	(934,894)	1,312,915	1,619,902	923,278	2,236,482	264,478	234,226
Change in unrealized gain (loss) on investments	(18,823)	(41,502)	(122,579)	640,287	(182,080)	(144,610)	348,126	64,045
Reinvested capital gains	-	-	419,243	-	651,704	88,396	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(702,839)	(1,016,441)	1,479,443	2,187,921	1,159,433	2,038,389	584,628	287,990

Equity transactions:
Purchase payments received from contract owners (note 3)	48,037	999,695	2,118,220	1,252,901	1,316,257	1,165,839	775,864	1,046,563
Transfers between funds	637,407	937,426	2,344,662	(1,970,729)	29,708,907	(7,364,556)	6,984,808	(598,315)
Redemptions (note 3)	(42,226)	(350,469)	(680,653)	(525,860)	(3,063,589)	(1,677,684)	(558,389)	(72,162)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(505)	(458)	(4,774)	(4,063)	(26,347)	(16,017)	(2,363)	(24)
Adjustments to maintain reserves	(43)	(40)	(129)	(116)	(4)	(136)	(69)	(42)

Net equity transactions	642,670	1,586,154	3,777,326	(1,247,867)	27,935,224	(7,892,554)	7,199,851	376,020

Net change in contract owners’ equity	(60,169)	569,713	5,256,769	940,054	29,094,657	(5,854,165)	7,784,479	664,010
Contract owners’ equity beginning of period	1,562,595	992,882	7,081,443	6,141,389	10,433,701	16,287,866	1,401,184	737,174

Contract owners’ equity end of period	$1,502,426	1,562,595	12,338,212	7,081,443	39,528,358	10,433,701	9,185,663	1,401,184

CHANGES IN UNITS:
Beginning units	327,711	149,740	330,278	473,197	711,453	1,418,158	102,777	68,405
Units purchased	4,750,744	11,844,790	932,200	1,167,210	26,144,314	19,786,491	971,669	398,085
Units redeemed	(4,703,356)	(11,666,819)	(812,943)	(1,310,129)	(24,413,167)	(20,493,196)	(454,393)	(363,713)

Ending units	375,099	327,711	449,535	330,278	2,442,600	711,453	620,053	102,777

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROCS		PROEM		PROE30		PROFIN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(46,841)	(31,650)	(101,360)	(41,266)	(15,167)	(19,432)	(45,691)	(18,198)
Realized gain (loss) on investments	89,858	326,680	(43,477)	(82,581)	(53,353)	315,069	453,662	127,715
Change in unrealized gain (loss) on investments	70,595	280,122	(35,336)	(184,909)	(380,672)	94,799	(30,064)	107,653
Reinvested capital gains	1,631	4,356	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	115,243	579,508	(180,173)	(308,756)	(449,192)	390,436	377,907	217,170

Equity transactions:
Purchase payments received from contract owners (note 3)	783,241	914,024	1,381,635	591,053	1,055,000	264,512	814,796	856,199
Transfers between funds	4,629,582	2,616,546	(828,211)	(1,582,728)	(1,230,404)	1,486,281	805,040	297,696
Redemptions (note 3)	(226,701)	(88,677)	(965,545)	(396,252)	(269,292)	(94,430)	(291,893)	(246,079)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(411)	(238)	(547)	(2,967)	(1,345)	(348)	(2,955)	-
Adjustments to maintain reserves	(104)	(73)	(95)	(102)	(92)	(54)	(30)	(35)

Net equity transactions	5,185,607	3,441,582	(412,763)	(1,390,996)	(446,133)	1,655,961	1,324,958	907,781

Net change in contract owners’ equity	5,300,850	4,021,090	(592,936)	(1,699,752)	(895,325)	2,046,397	1,702,865	1,124,951
Contract owners’ equity beginning of period	5,108,147	1,087,057	3,580,510	5,280,262	4,079,277	2,032,880	1,777,733	652,782

Contract owners’ equity end of period	$10,408,997	5,108,147	2,987,574	3,580,510	3,183,952	4,079,277	3,480,598	1,777,733

CHANGES IN UNITS:
Beginning units	320,513	94,015	425,737	576,322	314,135	185,175	135,152	64,514
Units purchased	904,394	856,172	4,919,139	4,204,286	1,239,031	1,156,497	955,714	1,018,139
Units redeemed	(636,493)	(629,674)	(4,971,304)	(4,354,871)	(1,281,924)	(1,027,537)	(853,049)	(947,501)

Ending units	588,414	320,513	373,572	425,737	271,242	314,135	237,817	135,152

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROHC		PROIND		PROINT		PRONET
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(127,503)	(45,468)	(50,813)	(38,176)	(53,573)	(50,275)	(43,788)	(24,637)
Realized gain (loss) on investments	1,194,029	698,137	501,933	531,348	(392,718)	178,589	(73,865)	323,272
Change in unrealized gain (loss) on investments	518,321	233,035	(487,390)	582,633	(239,829)	37,134	(159,051)	211,946
Reinvested capital gains	-	-	-	-	363,217	199,907	155,349	88,106

Net increase (decrease) in contract owners’ equity resulting from operations	1,584,847	885,704	(36,270)	1,075,805	(322,903)	365,355	(121,355)	598,687

Equity transactions:
Purchase payments received from contract owners (note 3)	2,565,944	1,280,396	622,207	1,379,377	286,308	390,965	1,155,258	389,139
Transfers between funds	4,368,007	3,180,732	(3,987,941)	2,885,861	(2,149,453)	1,054,856	(2,040,416)	1,893,411
Redemptions (note 3)	(1,215,396)	(386,210)	(261,289)	(88,548)	(271,974)	(459,010)	(307,614)	(130,639)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(24,319)	(653)	(887)	(469)	(2)	(3,628)	(1,170)	(102)
Adjustments to maintain reserves	(106)	(119)	(51)	(74)	(47)	(79)	(44)	(96)

Net equity transactions	5,694,130	4,074,146	(3,627,961)	4,176,147	(2,135,168)	983,104	(1,193,986)	2,151,713

Net change in contract owners’ equity	7,278,977	4,959,850	(3,664,231)	5,251,952	(2,458,071)	1,348,459	(1,315,341)	2,750,400
Contract owners’ equity beginning of period	6,211,685	1,251,835	7,200,812	1,948,860	4,695,778	3,347,319	3,265,348	514,948

Contract owners’ equity end of period	$13,490,662	6,211,685	3,536,581	7,200,812	2,237,707	4,695,778	1,950,007	3,265,348

CHANGES IN UNITS:
Beginning units	407,435	113,070	532,485	196,512	383,339	320,958	219,621	51,684
Units purchased	1,465,722	1,705,053	433,244	1,251,397	719,213	987,627	512,236	773,821
Units redeemed	(1,145,214)	(1,410,688)	(714,590)	(915,424)	(901,954)	(925,246)	(600,409)	(605,884)

Ending units	727,943	407,435	251,139	532,485	200,598	383,339	131,448	219,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROJP		PRON		PROOG		PROPHR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(41,305)	(65,864)	(119,662)	(61,552)	(68,696)	(37,552)	(33,926)	8,911
Realized gain (loss) on investments	(1,418,320)	976,884	1,125,351	1,150,517	(95,127)	332,046	402,601	143,087
Change in unrealized gain (loss) on investments	(76,489)	114,740	(269,598)	187,545	(1,306,723)	273,605	10,202	100,994
Reinvested capital gains	1,231,498	-	350,423	-	477,309	146,333	126,265	97,347

Net increase (decrease) in contract owners’ equity resulting from operations	(304,616)	1,025,760	1,086,514	1,276,510	(993,237)	714,432	505,142	350,339

Equity transactions:
Purchase payments received from contract owners (note 3)	61,195	643,070	1,045,909	668,634	1,931,336	526,833	696,420	440,389
Transfers between funds	(1,671,586)	1,109,289	7,013,128	4,254,644	6,073,555	(477,228)	329,208	1,462,502
Redemptions (note 3)	(181,930)	(262,767)	(1,778,433)	(575,102)	(359,087)	(269,327)	(399,304)	(189,938)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,431)	(2,265)	(10,233)	(1,815)	(3,218)	(911)	(5,117)	(642)
Adjustments to maintain reserves	(98)	(69)	(200)	(55)	(92)	(97)	(172)	(30)

Net equity transactions	(1,793,850)	1,487,258	6,270,171	4,346,306	7,642,494	(220,730)	621,035	1,712,281

Net change in contract owners’ equity	(2,098,466)	2,513,018	7,356,685	5,622,816	6,649,257	493,702	1,126,177	2,062,620
Contract owners’ equity beginning of period	3,830,548	1,317,530	10,386,060	4,763,244	4,009,939	3,516,237	3,148,383	1,085,763

Contract owners’ equity end of period	$1,732,082	3,830,548	17,742,745	10,386,060	10,659,196	4,009,939	4,274,560	3,148,383

CHANGES IN UNITS:
Beginning units	303,478	152,930	634,252	385,195	290,843	311,471	212,949	94,784
Units purchased	1,075,734	3,347,901	8,168,604	8,318,824	1,324,750	688,967	949,218	585,820
Units redeemed	(1,244,470)	(3,197,353)	(7,861,974)	(8,069,767)	(729,164)	(709,595)	(915,857)	(467,655)

Ending units	134,742	303,478	940,882	634,252	886,429	290,843	246,310	212,949

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROPM		PRORE		PRORRO		PROSCN
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(39,542)	(38,472)	13,688	(13,660)	(22,791)	(32,416)	(29,098)	(2,759)
Realized gain (loss) on investments	(636,649)	(1,401,346)	511,256	(19,451)	(533,386)	225,740	416,811	92,588
Change in unrealized gain (loss) on investments	34,481	283,161	299,842	(12,755)	(42,452)	26,570	216,213	15,235
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(641,710)	(1,156,657)	824,786	(45,866)	(598,629)	219,894	603,926	105,064

Equity transactions:
Purchase payments received from contract owners (note 3)	293,380	701,190	1,281,840	1,089,830	29,935	297,959	1,175,866	35,757
Transfers between funds	329,492	316,085	3,012,943	(2,127,909)	(996,406)	1,462,141	3,670,481	69,850
Redemptions (note 3)	(230,297)	(524,934)	(457,898)	(233,778)	(134,017)	(527,238)	(358,014)	(23,830)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,377)	(285)	(6,206)	(85)	(2,406)	(1,277)	(1,796)	(226)
Adjustments to maintain reserves	(94)	(47)	(97)	(95)	(40)	(76)	(69)	(26)

Net equity transactions	387,104	492,009	3,830,582	(1,272,037)	(1,102,934)	1,231,509	4,486,468	81,525

Net change in contract owners’ equity	(254,606)	(664,648)	4,655,368	(1,317,903)	(1,701,563)	1,451,403	5,090,394	186,589
Contract owners’ equity beginning of period	2,198,155	2,862,803	1,968,101	3,286,004	2,315,767	864,364	297,110	110,521

Contract owners’ equity end of period	$1,943,549	2,198,155	6,623,469	1,968,101	614,204	2,315,767	5,387,504	297,110

CHANGES IN UNITS:
Beginning units	516,611	410,943	186,742	307,573	406,251	174,521	27,132	13,309
Units purchased	3,220,047	6,454,369	1,414,670	1,342,805	6,538,814	8,358,009	1,009,027	1,324,223
Units redeemed	(3,128,075)	(6,348,701)	(1,091,056)	(1,463,636)	(6,787,074)	(8,126,279)	(664,603)	(1,310,400)

Ending units	608,583	516,611	510,356	186,742	157,991	406,251	371,556	27,132

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROSEM		PROSIN		PROSN		PROTEC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,318)	(10,282)	(10,316)	(17,090)	(10,003)	(13,404)	(88,202)	(32,561)
Realized gain (loss) on investments	(113,557)	(205,980)	(2,773)	(178,548)	(397,414)	(348,186)	697,907	239,879
Change in unrealized gain (loss) on investments	3,317	24,886	27,926	(1,835)	10,104	(10,113)	(124,064)	274,000
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(113,558)	(191,376)	14,837	(197,473)	(397,313)	(371,703)	485,641	481,318

Equity transactions:
Purchase payments received from contract owners (note 3)	2,788	64,895	69,557	72,604	47,201	107,271	1,760,647	313,459
Transfers between funds	(68,451)	(23,102)	(126,832)	287,988	348,080	251,848	(154,013)	1,527,391
Redemptions (note 3)	(36,813)	(76,436)	(30,921)	(37,074)	(38,497)	(58,262)	(276,737)	(153,884)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(39)	(2,999)	(222)	(529)	(901)	(404)	(2,811)	(291)
Adjustments to maintain reserves	(26)	(24)	(23)	(35)	(18)	(38)	(55)	(63)

Net equity transactions	(102,541)	(37,666)	(88,441)	322,954	355,865	300,415	1,327,031	1,686,612

Net change in contract owners’ equity	(216,099)	(229,042)	(73,604)	125,481	(41,448)	(71,288)	1,812,672	2,167,930
Contract owners’ equity beginning of period	262,351	491,393	515,832	390,351	423,062	494,350	4,079,935	1,912,005

Contract owners’ equity end of period	$46,252	262,351	442,228	515,832	381,614	423,062	5,892,607	4,079,935

CHANGES IN UNITS:
Beginning units	33,825	63,269	99,808	58,276	100,893	81,510	329,911	190,108
Units purchased	761,874	3,625,236	902,507	2,141,615	4,039,454	5,500,183	1,316,383	1,076,832
Units redeemed	(789,324)	(3,654,680)	(916,906)	(2,100,083)	(4,026,088)	(5,480,800)	(1,235,974)	(937,029)

Ending units	6,375	33,825	85,409	99,808	114,259	100,893	410,320	329,911

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	PROTEL		PROGVP		PROUN		PROUTL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$20,570	6,379	(40,294)	(64,579)	(61,890)	(30,974)	30,832	24,309
Realized gain (loss) on investments	(10,985)	(142,268)	801,635	(1,098,956)	1,536,139	1,331,361	718,956	108,802
Change in unrealized gain (loss) on investments	(17,724)	115,045	42,051	(21,414)	(86,427)	(14,280)	166,268	(540)
Reinvested capital gains	-	25,407	-	303,700	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(8,139)	4,563	803,392	(881,249)	1,387,822	1,286,107	916,056	132,571

Equity transactions:
Purchase payments received from contract owners (note 3)	108,196	307,186	208,390	942,196	158,718	514,896	2,212,820	376,803
Transfers between funds	113,707	(3,861,170)	272,688	(74,585)	(2,679,074)	5,377,652	1,350,289	(666,351)
Redemptions (note 3)	(55,057)	(20,589)	(338,103)	(1,510,425)	(633,780)	(468,473)	(439,976)	(240,174)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(861)	-	(713)	(6,499)	(8,663)	(1,465)	(5,197)	(688)
Adjustments to maintain reserves	(7)	(48)	79	(12,925)	(70)	(172)	(110)	(82)

Net equity transactions	165,978	(3,574,621)	142,341	(662,238)	(3,162,869)	5,422,438	3,117,826	(530,492)

Net change in contract owners’ equity	157,839	(3,570,058)	945,733	(1,543,487)	(1,775,047)	6,708,545	4,033,882	(397,921)
Contract owners’ equity beginning of period	412,848	3,982,906	1,593,389	3,136,876	8,062,616	1,354,071	1,336,584	1,734,505

Contract owners’ equity end of period	$570,687	412,848	2,539,122	1,593,389	6,287,569	8,062,616	5,370,466	1,336,584

CHANGES IN UNITS:
Beginning units	34,300	363,734	135,761	211,249	312,708	92,860	112,703	163,570
Units purchased	194,448	676,318	3,118,971	8,613,376	2,882,811	3,324,377	1,548,714	991,129
Units redeemed	(180,877)	(1,005,752)	(3,093,570)	(8,688,864)	(3,010,607)	(3,104,529)	(1,296,742)	(1,041,996)

Ending units	47,871	34,300	161,162	135,761	184,912	312,708	364,675	112,703

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVMFU		RSRF		RVAMR		RBKF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(50,210)	(47,472)	(118,360)	(97,504)	(182,501)	(176,530)	(1,416)	(21,861)
Realized gain (loss) on investments	183,710	(463,482)	476,304	156,783	903,628	659,201	(32,725)	337,442
Change in unrealized gain (loss) on investments	289,461	533,137	(278,444)	966,197	(1,609,481)	1,861,640	(256,330)	(50,235)
Reinvested capital gains	-	-	-	-	1,119,869	-	282,260	186,293

Net increase (decrease) in contract owners’ equity resulting from operations	422,961	22,183	79,500	1,025,476	231,515	2,344,311	(8,211)	451,639

Equity transactions:
Purchase payments received from contract owners (note 3)	462,837	630,088	1,043,890	1,074,499	2,347,668	886,918	200,691	297,772
Transfers between funds	(279,679)	(303,464)	492,564	(423,993)	83,767	2,222,784	355,020	(2,553,706)
Redemptions (note 3)	(396,432)	(661,957)	(1,785,375)	(890,512)	(1,667,590)	(1,509,162)	(231,395)	(267,595)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(5,979)	(10,493)	(802)	(4,708)	(15,377)	(12,763)	(1,130)	(408)
Adjustments to maintain reserves	(148)	(137)	(156)	(128)	(51)	(97)	(86)	(329)

Net equity transactions	(219,401)	(345,963)	(249,879)	(244,842)	748,417	1,587,680	323,100	(2,524,266)

Net change in contract owners’ equity	203,560	(323,780)	(170,379)	780,634	979,932	3,931,991	314,889	(2,072,627)
Contract owners’ equity beginning of period	3,156,056	3,479,836	7,978,425	7,197,791	14,563,763	10,631,772	1,611,604	3,684,231

Contract owners’ equity end of period	$3,359,616	3,156,056	7,808,046	7,978,425	15,543,695	14,563,763	1,926,493	1,611,604

CHANGES IN UNITS:
Beginning units	454,481	506,656	564,715	594,453	1,198,793	1,064,254	196,923	584,843
Units purchased	504,463	276,884	187,330	189,781	463,243	553,599	1,235,632	3,744,058
Units redeemed	(519,240)	(329,059)	(206,030)	(219,519)	(412,272)	(419,060)	(1,199,285)	(4,131,978)

Ending units	439,704	454,481	546,015	564,715	1,249,764	1,198,793	233,270	196,923

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RBMF		RVBER		RBF		RVCLR
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$82,589	(42,525)	(85,966)	(1,516)	(165,338)	(125,599)	(178,564)	(3,973)
Realized gain (loss) on investments	(184,128)	(508,850)	420,196	447,195	1,836,024	2,656,261	452,119	645,935
Change in unrealized gain (loss) on investments	(449,668)	58,743	(1,361,247)	607,293	850,613	523,250	(1,251,752)	150,597
Reinvested capital gains	285,531	244,947	1,114,760	-	-	-	946,978	323,037

Net increase (decrease) in contract owners’ equity resulting from operations	(265,676)	(247,685)	87,743	1,052,972	2,521,299	3,053,912	(31,219)	1,115,596

Equity transactions:
Purchase payments received from contract owners (note 3)	306,490	291,453	1,162,708	536,013	1,593,534	1,000,339	1,332,281	458,121
Transfers between funds	(741,916)	(1,405,632)	1,891,508	(911,078)	1,511,793	(94,062)	7,644,059	858,328
Redemptions (note 3)	(588,404)	(744,388)	(728,084)	(796,177)	(1,434,291)	(1,078,525)	(1,685,507)	(1,423,045)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,096)	(1,241)	(9,388)	(4,316)	(1,204)	(3,371)	(5,955)	(14,772)
Adjustments to maintain reserves	(51)	(178)	(100)	(39)	(22)	(158)	(87)	(100)

Net equity transactions	(1,027,977)	(1,859,986)	2,316,644	(1,175,597)	1,669,810	(175,777)	7,284,791	(121,468)

Net change in contract owners’ equity	(1,293,653)	(2,107,671)	2,404,387	(122,625)	4,191,109	2,878,135	7,253,572	994,128
Contract owners’ equity beginning of period	4,895,991	7,003,662	7,580,969	7,703,594	9,526,308	6,648,173	15,158,693	14,164,565

Contract owners’ equity end of period	$3,602,338	4,895,991	9,985,356	7,580,969	13,717,417	9,526,308	22,412,265	15,158,693

CHANGES IN UNITS:
Beginning units	218,828	317,742	677,455	803,979	412,742	442,089	1,377,640	1,398,310
Units purchased	842,929	1,313,171	399,379	294,695	1,278,704	2,343,677	1,063,481	633,144
Units redeemed	(894,395)	(1,412,085)	(198,480)	(421,219)	(1,232,905)	(2,373,024)	(416,473)	(653,814)

Ending units	167,362	218,828	878,354	677,455	458,541	412,742	2,024,648	1,377,640

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVCMD		RCPF		RVLDD		RELF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(45,199)	(52,691)	(60,102)	(21,306)	(123,645)	(139,986)	(51,654)	(22,605)
Realized gain (loss) on investments	(29,757)	(78,601)	636,170	1,584,161	(464,875)	3,438,553	406,145	580,935
Change in unrealized gain (loss) on investments	(1,085,189)	(66,206)	(324,965)	267,878	(978,760)	916,252	117,739	14,646
Reinvested capital gains	-	-	592,993	-	2,795,138	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(1,160,145)	(197,498)	844,096	1,830,733	1,227,858	4,214,819	472,230	572,976

Equity transactions:
Purchase payments received from contract owners (note 3)	441,233	320,599	591,924	931,605	186,650	1,540,488	176,778	13,158
Transfers between funds	505,453	(817,117)	330,257	(1,447,914)	(5,262,357)	3,279,037	2,396,175	(331,459)
Redemptions (note 3)	(524,800)	(679,136)	(776,331)	(1,112,464)	(1,679,286)	(806,527)	(718,868)	(170,334)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(453)	(4,282)	(1,940)	(2,902)	(13,523)	(9,576)	(881)	(441)
Adjustments to maintain reserves	(6)	(155)	(112)	(142)	(145)	(141)	(93)	(96)

Net equity transactions	421,427	(1,180,091)	143,798	(1,631,817)	(6,768,661)	4,003,281	1,853,111	(489,172)

Net change in contract owners’ equity	(738,718)	(1,377,589)	987,894	198,916	(5,540,803)	8,218,100	2,325,341	83,804
Contract owners’ equity beginning of period	3,163,749	4,541,338	7,850,995	7,652,079	15,127,161	6,909,061	2,140,213	2,056,409

Contract owners’ equity end of period	$2,425,031	3,163,749	8,838,889	7,850,995	9,586,358	15,127,161	4,465,554	2,140,213

CHANGES IN UNITS:
Beginning units	679,934	929,892	312,694	382,444	860,829	633,796	234,202	298,819
Units purchased	1,022,890	1,341,285	818,213	1,766,043	4,355,011	6,669,569	1,785,566	2,681,931
Units redeemed	(893,528)	(1,591,243)	(813,116)	(1,835,793)	(4,731,152)	(6,442,536)	(1,619,382)	(2,746,548)

Ending units	809,296	679,934	317,791	312,694	484,688	860,829	400,386	234,202

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RENF		RESF		RLCE		RFSF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(156,679)	(102,845)	(138,574)	(95,266)	(12,816)	(49,149)	(50,845)	(53,307)
Realized gain (loss) on investments	142,778	857,325	(2,709,752)	931,288	(539,005)	629,819	443,330	1,196,595
Change in unrealized gain (loss) on investments	(5,056,504)	748,448	(3,076,318)	157,143	(215,115)	(60,307)	198,643	34,793
Reinvested capital gains	1,805,278	119,075	1,268,083	283,573	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(3,265,127)	1,622,003	(4,656,561)	1,276,738	(766,936)	520,363	591,128	1,178,081

Equity transactions:
Purchase payments received from contract owners (note 3)	1,847,759	665,203	903,685	473,763	230,633	152,577	524,826	957,305
Transfers between funds	10,502,823	(1,703,661)	8,206,991	988,302	(4,865,262)	110,647	1,886,535	(914,871)
Redemptions (note 3)	(1,370,419)	(834,404)	(1,011,847)	(803,902)	(317,148)	(449,669)	(539,411)	(463,969)
Annuity benefits	-	(176)	-	(170)	-	(81)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,145)	(2,074)	(2,082)	(915)	(1,687)	(2,277)	(1,014)	(1,403)
Adjustments to maintain reserves	(2,425)	(2,680)	(148)	(83)	(21)	(142)	(176)	(125)

Net equity transactions	10,974,593	(1,877,792)	8,096,599	656,995	(4,953,485)	(188,945)	1,870,760	(423,063)

Net change in contract owners’ equity	7,709,466	(255,789)	3,440,038	1,933,733	(5,720,421)	331,418	2,461,888	755,018
Contract owners’ equity beginning of period	8,133,526	8,389,315	7,762,863	5,829,130	7,083,250	6,751,832	5,285,828	4,530,810

Contract owners’ equity end of period	$15,842,992	8,133,526	11,202,901	7,762,863	1,362,829	7,083,250	7,747,716	5,285,828

CHANGES IN UNITS:
Beginning units	306,654	384,516	261,356	241,614	598,527	724,600	505,938	545,150
Units purchased	1,499,012	1,275,463	1,486,298	1,340,358	1,525,609	2,552,703	1,335,694	2,646,245
Units redeemed	(1,046,045)	(1,353,325)	(1,195,133)	(1,320,616)	(1,989,528)	(2,678,776)	(1,170,300)	(2,685,457)

Ending units	759,621	306,654	552,521	261,356	134,608	598,527	671,332	505,938

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RUGB		RHCF		RINF		RVIDD
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(63,722)	(94,033)	(217,257)	(131,972)	(77,905)	(69,123)	(35,499)	(51,467)
Realized gain (loss) on investments	2,681,373	(10,076,113)	2,777,411	2,474,699	349,470	867,754	(498,686)	(1,769,502)
Change in unrealized gain (loss) on investments	746,859	(181,154)	(378,502)	1,029,362	(841,487)	904,614	85,278	(153,594)
Reinvested capital gains	-	1,193,928	672,639	-	381,276	144,734	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,364,510	(9,157,372)	2,854,291	3,372,089	(188,646)	1,847,979	(448,907)	(1,974,563)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,754,492	1,103,657	2,620,249	2,145,392	226,462	389,319	(205,682)	1,143,326
Transfers between funds	5,225,324	5,476,848	1,977,162	2,029,515	(3,795,674)	3,110,455	498,724	988,958
Redemptions (note 3)	(3,291,520)	(3,157,965)	(1,634,829)	(1,304,172)	(868,092)	(455,502)	(102,492)	(1,758,285)
Annuity benefits	-	-	-	-	-	(144)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(9,222)	(11,234)	(6,575)	(3,075)	(997)	(1,087)	(2,632)	(5,348)
Adjustments to maintain reserves	10,862	4,934	(2,145)	(2,034)	(66)	(170)	269,624	(536)

Net equity transactions	3,689,936	3,416,240	2,953,862	2,865,626	(4,438,367)	3,042,871	457,542	368,115

Net change in contract owners’ equity	7,054,446	(5,741,132)	5,808,153	6,237,715	(4,627,013)	4,890,850	8,635	(1,606,448)
Contract owners’ equity beginning of period	5,255,438	10,996,570	13,505,899	7,268,184	8,210,449	3,319,599	1,652,682	3,259,130

Contract owners’ equity end of period	$12,309,884	5,255,438	19,314,052	13,505,899	3,583,436	8,210,449	1,661,317	1,652,682

CHANGES IN UNITS:
Beginning units	349,681	587,510	702,990	528,331	310,691	185,142	1,540,494	1,663,040
Units purchased	12,639,851	29,281,459	1,801,445	2,782,064	568,050	976,799	72,642,968	84,767,169
Units redeemed	(12,367,753)	(29,519,288)	(1,685,965)	(2,607,405)	(744,221)	(851,250)	(72,186,866)	(84,889,715)

Ending units	621,779	349,681	818,470	702,990	134,520	310,691	1,996,596	1,540,494

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RJNF		RVIMC		RAF		RVISC
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(67,471)	(95,905)	(12,622)	(14,202)	(12,036)	(20,299)	(29,366)	(25,452)
Realized gain (loss) on investments	(2,210,303)	158,167	(80,672)	(244,138)	(283,602)	(502,351)	(135,495)	(685,042)
Change in unrealized gain (loss) on investments	(68,121)	113,156	(16,193)	(17,759)	14,251	(2,299)	12,918	15,531
Reinvested capital gains	247,206	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,098,689)	175,418	(109,487)	(276,099)	(281,387)	(524,949)	(151,943)	(694,963)

Equity transactions:
Purchase payments received from contract owners (note 3)	453,448	349,407	108,837	89,924	86,355	97,328	136,950	152,875
Transfers between funds	(7,274,985)	10,609,672	51,497	436,271	63,115	(946,975)	134,389	942,506
Redemptions (note 3)	(1,081,474)	(1,954,911)	(46,515)	(87,953)	(65,140)	(591,460)	(199,617)	(181,762)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,232)	(3,357)	(215)	(121)	(103)	(1,284)	(1,260)	(1,081)
Adjustments to maintain reserves	(76)	(1,338)	(31)	(305)	(45)	(44)	(79)	(1,250)

Net equity transactions	(7,906,319)	8,999,473	113,573	437,816	84,182	(1,442,435)	70,383	911,288

Net change in contract owners’ equity	(10,005,008)	9,174,891	4,086	161,717	(197,205)	(1,967,384)	(81,560)	216,325
Contract owners’ equity beginning of period	12,393,562	3,218,671	694,206	532,489	589,385	2,556,769	1,327,490	1,111,165

Contract owners’ equity end of period	$2,388,554	12,393,562	698,292	694,206	392,180	589,385	1,245,930	1,327,490

CHANGES IN UNITS:
Beginning units	2,866,211	869,975	298,812	163,777	399,140	1,229,953	603,134	353,496
Units purchased	24,476,066	76,606,273	3,137,046	4,191,920	12,515,058	23,608,721	31,561,713	35,271,159
Units redeemed	(26,544,075)	(74,610,037)	(3,084,221)	(4,056,885)	(12,592,360)	(24,439,534)	(31,509,648)	(35,021,521)

Ending units	798,202	2,866,211	351,637	298,812	321,838	399,140	655,199	603,134

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RUF		RLCJ		RLF		RMED
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(41,984)	(62,514)	(18,072)	(37,709)	(58,826)	(43,910)	(55,863)	(74,433)
Realized gain (loss) on investments	(716,385)	(1,514,696)	(789,422)	648,771	701,351	1,385,348	142,833	1,653,950
Change in unrealized gain (loss) on investments	25,376	31,871	(406,155)	49,475	(1,130,567)	477,732	(285,631)	139,312
Reinvested capital gains	-	-	703,066	-	707,576	-	407,497	-

Net increase (decrease) in contract owners’ equity resulting from operations	(732,993)	(1,545,339)	(510,583)	660,537	219,534	1,819,170	208,836	1,718,829

Equity transactions:
Purchase payments received from contract owners (note 3)	119,696	296,522	14,394	575,313	263,234	645,727	121,560	989,306
Transfers between funds	911,895	(45,657)	(958,025)	(304,628)	392,396	(1,414,161)	(811,617)	(3,206,469)
Redemptions (note 3)	(293,221)	(732,548)	(155,712)	(562,936)	(844,694)	(1,302,590)	(1,296,955)	(1,057,781)
Annuity benefits	-	-	-	(80)	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(4,673)	(4,356)	(231)	(827)	(1,187)	(3,603)	(8,967)	(5,998)
Adjustments to maintain reserves	(71)	(88)	(71)	(124)	(38)	(220)	(129)	740

Net equity transactions	733,626	(486,127)	(1,099,645)	(293,282)	(190,289)	(2,074,847)	(1,996,108)	(3,280,202)

Net change in contract owners’ equity	633	(2,031,466)	(1,610,228)	367,255	29,245	(255,677)	(1,787,272)	(1,561,373)
Contract owners’ equity beginning of period	2,017,505	4,048,971	2,492,057	2,124,802	4,912,517	5,168,194	4,876,218	6,437,591

Contract owners’ equity end of period	$2,018,138	2,017,505	881,829	2,492,057	4,941,762	4,912,517	3,088,946	4,876,218

CHANGES IN UNITS:
Beginning units	737,210	1,072,355	175,090	246,456	191,698	283,744	181,969	321,813
Units purchased	23,129,048	26,602,273	1,290,563	3,123,192	401,489	255,359	1,088,323	1,607,831
Units redeemed	(22,987,399)	(26,937,418)	(1,386,180)	(3,194,558)	(411,284)	(347,405)	(1,175,803)	(1,747,675)

Ending units	878,859	737,210	79,473	175,090	181,903	191,698	94,489	181,969

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVARS		RVF		ROF		RNF
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(96,213)	(100,772)	(238,766)	(146,187)	(225,576)	(130,828)	(150,847)	(153,860)
Realized gain (loss) on investments	46,369	190,507	(2,248,087)	3,683,148	3,710,674	2,877,102	2,270,505	4,857,923
Change in unrealized gain (loss) on investments	250,516	(75,720)	(4,770,138)	1,362,512	(1,067,072)	761,861	101,351	(266,949)
Reinvested capital gains	-	-	10,822,487	1,814,037	870,062	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	200,672	14,015	3,565,496	6,713,510	3,288,088	3,508,135	2,221,009	4,437,114

Equity transactions:
Purchase payments received from contract owners (note 3)	689,469	891,040	792,060	396,305	3,736,301	1,672,701	606,802	340,569
Transfers between funds	(305,549)	(356,877)	8,891,897	9,099,774	(2,852,464)	8,071,763	(16,471,982)	16,138,769
Redemptions (note 3)	(930,030)	(1,470,776)	(2,962,454)	(1,401,084)	(4,395,336)	(1,409,589)	(2,146,030)	(1,787,536)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(2,915)	(5,802)	(11,423)	(6,174)	(7,817)	(3,392)	(8,626)	(3,844)
Adjustments to maintain reserves	54	(118)	16	(172)	(181)	(170)	(183)	(129)

Net equity transactions	(548,971)	(942,533)	6,710,096	8,088,649	(3,519,497)	8,331,313	(18,020,019)	14,687,829

Net change in contract owners’ equity	(348,299)	(928,518)	10,275,592	14,802,159	(231,409)	11,839,448	(15,799,010)	19,124,943
Contract owners’ equity beginning of period	7,062,750	7,991,268	20,772,792	5,970,633	19,264,862	7,425,414	28,504,432	9,379,489

Contract owners’ equity end of period	$6,714,451	7,062,750	31,048,384	20,772,792	19,033,453	19,264,862	12,705,422	28,504,432

CHANGES IN UNITS:
Beginning units	794,484	901,230	936,401	458,586	887,995	436,120	1,902,052	841,905
Units purchased	165,391	575,846	5,717,017	7,499,559	5,980,883	5,273,797	13,564,750	16,470,441
Units redeemed	(227,474)	(682,592)	(5,626,321)	(7,021,744)	(6,122,350)	(4,821,922)	(14,799,873)	(15,410,294)

Ending units	732,401	794,484	1,027,097	936,401	746,528	887,995	666,929	1,902,052

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RPMF		RREF		RRF		RMEK
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(156,356)	(61,194)	(32,265)	62,932	(42,275)	(50,348)	(66,781)	(92,440)
Realized gain (loss) on investments	(1,085,341)	(10,909,563)	818,454	600,129	(315,880)	798,708	19,623	2,501,384
Change in unrealized gain (loss) on investments	(1,663,300)	1,267,214	565,357	(371,515)	205,821	(119,375)	(227,350)	246,587
Reinvested capital gains	-	-	-	-	354,190	414,916	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,904,997)	(9,703,543)	1,351,546	291,546	201,856	1,043,901	(274,508)	2,655,531

Equity transactions:
Purchase payments received from contract owners (note 3)	602,821	876,867	869,861	760,946	57,987	68,371	158,722	734,332
Transfers between funds	1,994,014	200,665	2,584,173	(4,632,116)	(21,363)	964,277	226,488	(720,198)
Redemptions (note 3)	(1,064,931)	(1,512,209)	(1,285,653)	(1,467,629)	(453,219)	(357,643)	(524,180)	(1,178,381)
Annuity benefits	-	(139)	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,432)	(7,604)	(6,071)	(5,130)	(476)	(601)	(4,109)	(5,894)
Adjustments to maintain reserves	(906)	(826)	(90)	(178)	(56)	(96)	(1,362)	(1,103)

Net equity transactions	1,529,566	(443,246)	2,162,220	(5,344,107)	(417,127)	674,308	(144,441)	(1,171,244)

Net change in contract owners’ equity	(1,375,431)	(10,146,789)	3,513,766	(5,052,561)	(215,271)	1,718,209	(418,949)	1,484,287
Contract owners’ equity beginning of period	9,533,254	19,680,043	7,335,555	12,388,116	4,609,507	2,891,298	5,993,870	4,509,583

Contract owners’ equity end of period	$8,157,823	9,533,254	10,849,321	7,335,555	4,394,236	4,609,507	5,574,921	5,993,870

CHANGES IN UNITS:
Beginning units	851,731	885,640	391,260	680,026	192,774	162,131	252,741	279,441
Units purchased	2,852,650	3,287,772	1,710,471	2,495,174	480,578	1,556,340	3,268,013	5,352,149
Units redeemed	(2,824,440)	(3,321,681)	(1,609,075)	(2,783,940)	(485,459)	(1,525,697)	(3,283,272)	(5,378,849)

Ending units	879,941	851,731	492,656	391,260	187,893	192,774	237,482	252,741

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RTF		RVLCG		RVLCV		RVMCG
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(205,840)	(166,574)	(725,220)	(450,880)	(511,998)	(401,183)	(344,056)	(390,580)
Realized gain (loss) on investments	1,191,175	5,084,346	5,724,436	6,154,278	4,906,051	4,936,907	(1,709,333)	1,172,344
Change in unrealized gain (loss) on investments	(960,346)	1,081,013	(7,211,446)	3,284,925	(4,557,991)	2,931,792	(3,652,884)	2,615,495
Reinvested capital gains	3,509,869	-	5,852,907	-	2,577,273	-	3,423,397	2,460,732

Net increase (decrease) in contract owners’ equity resulting from operations	3,534,858	5,998,785	3,640,677	8,988,323	2,413,335	7,467,516	(2,282,876)	5,857,991

Equity transactions:
Purchase payments received from contract owners (note 3)	784,652	1,839,924	5,701,897	3,072,431	6,928,111	6,062,149	3,454,966	2,477,288
Transfers between funds	(1,273,010)	3,502,207	16,869,795	13,121,863	(6,141,804)	19,590,203	(15,450,590)	12,059,764
Redemptions (note 3)	(1,967,685)	(933,621)	(4,156,340)	(3,056,092)	(4,625,811)	(3,194,433)	(2,169,218)	(3,022,106)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(34,127)	(2,183)	(12,974)	(12,732)	(9,817)	(11,356)	(7,271)	(6,076)
Adjustments to maintain reserves	(83)	(136)	(224)	(112)	(186)	(161)	(139)	(149)

Net equity transactions	(2,490,253)	4,406,191	18,402,154	13,125,358	(3,849,507)	22,446,402	(14,172,252)	11,508,721

Net change in contract owners’ equity	1,044,605	10,404,976	22,042,831	22,113,681	(1,436,172)	29,913,918	(16,455,128)	17,366,712
Contract owners’ equity beginning of period	15,631,139	5,226,163	40,474,629	18,360,948	43,034,012	13,120,094	35,384,794	18,018,082

Contract owners’ equity end of period	$16,675,744	15,631,139	62,517,460	40,474,629	41,597,840	43,034,012	18,929,666	35,384,794

CHANGES IN UNITS:
Beginning units	1,014,924	582,339	2,287,444	1,437,364	2,417,188	1,057,510	1,496,626	995,696
Units purchased	6,309,673	10,185,263	6,943,449	5,020,496	6,185,977	6,909,502	4,671,278	5,313,584
Units redeemed	(6,432,999)	(9,752,678)	(6,036,299)	(4,170,416)	(6,474,435)	(5,549,824)	(5,340,739)	(4,812,654)

Ending units	891,598	1,014,924	3,194,594	2,287,444	2,128,730	2,417,188	827,165	1,496,626

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVMCV		RVSCG		RVSCV		RVSDL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(264,697)	(214,369)	(257,141)	(304,450)	(151,080)	(106,372)	(27,706)	(16,687)
Realized gain (loss) on investments	(592,155)	2,920,051	75,947	3,607,947	283,385	1,956,823	430,410	(138,329)
Change in unrealized gain (loss) on investments	(1,191,998)	235,438	(1,405,380)	1,418,422	(1,986,151)	1,241,525	164,720	45,008
Reinvested capital gains	1,443,269	-	-	1,443,441	1,416,133	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(605,581)	2,941,120	(1,586,574)	6,165,360	(437,713)	3,091,976	567,424	(110,008)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,183,257	1,130,825	2,369,634	2,334,962	1,814,241	1,907,425	545,100	41,308
Transfers between funds	(8,751,618)	11,555,166	(14,352,624)	10,759,511	(5,573,168)	4,003,016	2,465,741	(2,192,486)
Redemptions (note 3)	(2,459,791)	(1,550,798)	(1,244,185)	(2,215,162)	(822,150)	(1,101,631)	(628,980)	(131,943)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,050)	(4,051)	(3,230)	(3,414)	(3,576)	(4,344)	(777)	(2,883)
Adjustments to maintain reserves	(209)	(146)	(206)	(139)	(107)	(95)	(89)	(71)

Net equity transactions	(9,031,411)	11,130,996	(13,230,611)	10,875,758	(4,584,760)	4,804,371	2,380,995	(2,286,075)

Net change in contract owners’ equity	(9,636,992)	14,072,116	(14,817,185)	17,041,118	(5,022,473)	7,896,347	2,948,419	(2,396,083)
Contract owners’ equity beginning of period	20,702,285	6,630,169	29,782,353	12,741,235	14,186,349	6,290,002	808,868	3,204,951

Contract owners’ equity end of period	$11,065,293	20,702,285	14,965,168	29,782,353	9,163,876	14,186,349	3,757,287	808,868

CHANGES IN UNITS:
Beginning units	1,127,639	483,777	1,496,718	870,994	812,402	498,760	150,484	567,154
Units purchased	3,942,358	7,008,245	1,769,884	4,687,229	1,318,253	2,641,764	5,669,221	2,755,463
Units redeemed	(4,496,330)	(6,364,383)	(2,509,969)	(4,061,505)	(1,612,956)	(2,328,122)	(5,258,879)	(3,172,133)

Ending units	573,667	1,127,639	756,633	1,496,718	517,699	812,402	560,826	150,484

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RTEC		RTEL		RTRF		RUTL
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(115,372)	(69,183)	8,562	9,298	(128,629)	(105,857)	23,240	91,229
Realized gain (loss) on investments	686,781	751,386	54,366	103,880	1,836,307	2,256,698	840,246	430,793
Change in unrealized gain (loss) on investments	33,726	716,074	(71,121)	52,697	(124,008)	467,263	170,463	35,374
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	605,135	1,398,277	(8,193)	165,875	1,583,670	2,618,104	1,033,949	557,396

Equity transactions:
Purchase payments received from contract owners (note 3)	649,725	674,612	78,008	87,656	662,503	450,479	773,283	351,691
Transfers between funds	3,287,110	10,646	110,521	(17,225)	(259,017)	3,238,904	3,691,818	(1,832,991)
Redemptions (note 3)	(937,998)	(514,896)	(84,330)	(116,114)	(1,495,162)	(883,512)	(875,239)	(609,781)
Annuity benefits	-	-	-	-	-	(175)	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(3,759)	(1,311)	(165)	(1,197)	(4,194)	(3,159)	(3,519)	(2,374)
Adjustments to maintain reserves	(164)	(125)	(103)	(26)	(164)	(116)	(112)	(70)

Net equity transactions	2,994,914	168,926	103,931	(46,906)	(1,096,034)	2,802,421	3,586,231	(2,093,525)

Net change in contract owners’ equity	3,600,049	1,567,203	95,738	118,969	487,636	5,420,525	4,620,180	(1,536,129)
Contract owners’ equity beginning of period	6,237,296	4,670,093	1,042,534	923,565	9,712,977	4,292,452	4,236,429	5,772,558

Contract owners’ equity end of period	$9,837,345	6,237,296	1,138,272	1,042,534	10,200,613	9,712,977	8,856,609	4,236,429

CHANGES IN UNITS:
Beginning units	362,371	354,947	117,499	119,021	410,896	266,492	315,279	479,076
Units purchased	1,289,754	1,708,792	1,221,987	3,820,047	993,911	1,848,015	3,041,665	4,058,300
Units redeemed	(1,124,150)	(1,701,368)	(1,212,588)	(3,821,569)	(1,049,540)	(1,703,611)	(2,805,174)	(4,222,097)

Ending units	527,975	362,371	126,898	117,499	355,267	410,896	551,770	315,279

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVWDL		GVFRB		GSBLMO		VWHA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(6,150)	(7,580)	(121,722)	(32,883)	(9,056)	(28)	(77,587)	(29,575)
Realized gain (loss) on investments	(92,545)	(39,910)	260,727	43,993	3,134	-	392,706	1,814
Change in unrealized gain (loss) on investments	(18,378)	407	(77,735)	67,360	15,899	105	(1,427,435)	229,262
Reinvested capital gains	-	-	-	-	-	-	-	42,986

Net increase (decrease) in contract owners’ equity resulting from operations	(117,073)	(47,083)	61,270	78,470	9,977	77	(1,112,316)	244,487

Equity transactions:
Purchase payments received from contract owners (note 3)	12,474	(4,544)	2,699,331	509,650	750,715	9,212	2,258,745	1,159,568
Transfers between funds	59,945	(35,158)	(261,472)	4,072,036	283,617	14,432	(765,788)	516,879
Redemptions (note 3)	(53,205)	(91,399)	(291,153)	(153,963)	(70,322)	-	(246,024)	(148,709)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(459)	(1,465)	(1,013)	(3,223)	(870)	-	(3,796)	(1,195)
Adjustments to maintain reserves	(9)	(111)	(63)	(53)	(21)	(3)	(228)	(95)

Net equity transactions	18,746	(132,677)	2,145,630	4,424,447	963,119	23,641	1,242,909	1,526,448

Net change in contract owners’ equity	(98,327)	(179,760)	2,206,900	4,502,917	973,096	23,718	130,593	1,770,935
Contract owners’ equity beginning of period	623,311	803,071	4,502,917	-	23,718	-	3,930,479	2,159,544

Contract owners’ equity end of period	$524,984	623,311	6,709,817	4,502,917	996,814	23,718	4,061,072	3,930,479

CHANGES IN UNITS:
Beginning units	63,300	77,859	443,521	-	2,358	-	461,180	276,250
Units purchased	315,142	902,283	1,753,164	862,369	124,774	2,358	997,223	325,252
Units redeemed	(309,016)	(916,842)	(1,540,338)	(418,848)	(31,645)	-	(859,567)	(140,322)

Ending units	69,426	63,300	656,347	443,521	95,487	2,358	598,836	461,180

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	VWAR		WRASP		HIBF3		RVDFA
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(26,035)	(32,041)	(289,452)	(61,134)	74,270	235,127	-	(108,734)
Realized gain (loss) on investments	9,513	6,702	550,905	2,467,510	52,432	123,345	-	1,131,888
Change in unrealized gain (loss) on investments	(51,033)	64,314	(6,068,427)	2,588,277	3,810	(53,091)	-	448,399
Reinvested capital gains	23,243	16,118	3,833,638	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(44,312)	55,093	(1,973,336)	4,994,653	130,512	305,381	-	1,471,553

Equity transactions:
Purchase payments received from contract owners (note 3)	342,974	326,983	4,729,336	4,986,445	(109)	38,814	-	584,239
Transfers between funds	(96,394)	(1,397,685)	(3,975,609)	(15,452)	(4,473,399)	(1,441,463)	-	(11,433,298)
Redemptions (note 3)	(47,525)	(78,907)	(3,424,401)	(2,942,018)	(465,494)	(519,212)	-	(1,056,067)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(657)	(793)	(8,647)	(7,430)	(2,443)	(3,947)	-	(8,085)
Adjustments to maintain reserves	(61)	(33)	(216)	(200)	(26)	(85)	-	(98)

Net equity transactions	198,337	(1,150,435)	(2,679,537)	2,021,345	(4,941,471)	(1,925,893)	-	(11,913,309)

Net change in contract owners’ equity	154,025	(1,095,342)	(4,652,873)	7,015,998	(4,810,959)	(1,620,512)	-	(10,441,756)
Contract owners’ equity beginning of period	1,665,592	2,760,934	30,788,998	23,773,000	4,810,959	6,431,471	-	10,441,756

Contract owners’ equity end of period	$1,819,617	1,665,592	26,136,125	30,788,998	-	4,810,959	-	-

CHANGES IN UNITS:
Beginning units	168,013	287,520	2,219,333	2,119,340	308,078	435,367	-	1,212,032
Units purchased	47,527	60,622	924,282	2,617,498	3,069	19,496	-	124,873
Units redeemed	(27,183)	(180,129)	(1,120,381)	(2,517,505)	(311,147)	(146,785)	-	(1,336,905)

Ending units	188,357	168,013	2,023,234	2,219,333	-	308,078	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GEM3		TRF3		GBF3		GVIDA6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$109	(16,875)	230	3,321	25,417	4,826	(14,523)	25,968
Realized gain (loss) on investments	(120,968)	(189,727)	306,536	133,648	(613,313)	(638,445)	1,300,974	361,708
Change in unrealized gain (loss) on investments	16,547	(41,430)	(280,088)	216,452	720,536	(279,594)	(1,293,289)	739,105
Reinvested capital gains	-	-	-	-	-	122,098	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(104,312)	(248,032)	26,678	353,421	132,640	(791,115)	(6,838)	1,126,781

Equity transactions:
Purchase payments received from contract owners (note 3)	532,736	942,277	64,200	101,235	291,638	263,072	215,540	636,739
Transfers between funds	(3,478,851)	913,407	(1,875,430)	756,871	(7,946,919)	(5,344,272)	(6,130,155)	652,270
Redemptions (note 3)	(79,079)	(407,946)	(56,751)	(410,149)	(1,550,941)	(3,252,053)	(530,717)	(382,130)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(226)	(415)	(189)	(237)	(2,089)	(24,842)	(201)	(433)
Adjustments to maintain reserves	(45)	(71)	(12,841)	(1,154)	(26)	(118)	(19)	(61)

Net equity transactions	(3,025,465)	1,447,252	(1,881,011)	446,566	(9,208,337)	(8,358,213)	(6,445,552)	906,385

Net change in contract owners’ equity	(3,129,777)	1,199,220	(1,854,333)	799,987	(9,075,697)	(9,149,328)	(6,452,390)	2,033,166
Contract owners’ equity beginning of period	3,129,777	1,930,557	1,854,333	1,054,346	9,075,697	18,225,025	6,452,390	4,419,224

Contract owners’ equity end of period	$-	3,129,777	-	1,854,333	-	9,075,697	-	6,452,390

CHANGES IN UNITS:
Beginning units	312,339	190,632	113,926	83,029	669,943	1,281,066	379,377	323,301
Units purchased	81,756	770,468	10,697	74,177	65,376	661,779	26,950	148,456
Units redeemed	(394,095)	(648,761)	(124,623)	(43,280)	(735,319)	(1,272,902)	(406,327)	(92,380)

Ending units	-	312,339	-	113,926	-	669,943	-	379,377

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	NVDBL6		NVDCA6		GVIDC6		GVIDM6
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,201)	6,370	(4,110)	5,093	(29,281)	(19,149)	(48,920)	12,768
Realized gain (loss) on investments	113,381	17,260	138,912	51,028	202,155	494,868	3,247,146	1,842,849
Change in unrealized gain (loss) on investments	(104,267)	83,045	(127,290)	87,182	(64,588)	(294,064)	(3,093,414)	815,971
Reinvested capital gains	-	9,029	-	16,740	-	146,841	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,913	115,704	7,512	160,043	108,286	328,496	104,812	2,671,588

Equity transactions:
Purchase payments received from contract owners (note 3)	114,653	265,821	165,849	400,571	1,506,394	1,931,588	89,477	879,783
Transfers between funds	(1,317,432)	11,815	(1,402,133)	190,528	(10,935,807)	(4,654,491)	(18,202,468)	(5,452,156)
Redemptions (note 3)	(131,731)	(59,390)	(47,904)	(59,062)	(589,641)	(3,182,621)	(928,382)	(1,911,117)
Annuity benefits	-	-	-	-	-	-	(1,678)	(4,807)
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	-	-	-	(421)	(664)	(17,363)	(1,257)	(3,201)
Adjustments to maintain reserves	(10)	(37)	12	(37)	(5)	(100)	(4,286)	(131)

Net equity transactions	(1,334,520)	218,209	(1,284,176)	531,579	(10,019,723)	(5,922,987)	(19,048,594)	(6,491,629)

Net change in contract owners’ equity	(1,328,607)	333,913	(1,276,664)	691,622	(9,911,437)	(5,594,491)	(18,943,782)	(3,820,041)
Contract owners’ equity beginning of period	1,328,607	994,694	1,276,664	585,042	9,911,437	15,505,928	18,943,782	22,763,823

Contract owners’ equity end of period	$-	1,328,607	-	1,276,664	-	9,911,437	-	18,943,782

CHANGES IN UNITS:
Beginning units	106,233	88,965	96,385	51,664	768,696	1,240,205	1,230,727	1,698,729
Units purchased	24,240	31,513	18,553	78,309	171,902	419,872	89,361	351,230
Units redeemed	(130,473)	(14,245)	(114,938)	(33,588)	(940,598)	(891,381)	(1,320,088)	(819,232)

Ending units	-	106,233	-	96,385	-	768,696	-	1,230,727

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	GVDMA6		GVDMC6		GVDIV6		SCGF3
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(13,773)	24,733	(26,209)	(26,518)	56,281	13,142	(9,095)	(16,084)
Realized gain (loss) on investments	1,574,165	393,285	952,225	1,039,062	157,622	61,247	99,734	67,646
Change in unrealized gain (loss) on investments	(1,534,223)	802,612	(860,071)	(184,632)	(246,132)	214,872	(246,631)	238,461
Reinvested capital gains	-	-	-	119,799	-	-	-	62,063

Net increase (decrease) in contract owners’ equity resulting from operations	26,169	1,220,630	65,945	947,711	(32,229)	289,261	(155,992)	352,086

Equity transactions:
Purchase payments received from contract owners (note 3)	190,462	217,543	189,313	242,926	289,986	445,213	216,988	287,440
Transfers between funds	(7,127,211)	620,837	(9,041,849)	(4,363,535)	(2,788,321)	1,098,747	(1,773,648)	634,125
Redemptions (note 3)	(163,396)	(1,044,644)	(803,524)	(2,122,906)	(33,587)	(271,057)	(15,914)	(71,550)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(812)	(9,430)	(4,664)	(6,305)	(106)	(1,887)	(69)	(752)
Adjustments to maintain reserves	(43)	(56)	(28)	(87)	(43)	(31)	(15)	(76)

Net equity transactions	(7,101,000)	(215,750)	(9,660,752)	(6,249,907)	(2,532,071)	1,270,985	(1,572,658)	849,187

Net change in contract owners’ equity	(7,074,831)	1,004,880	(9,594,807)	(5,302,196)	(2,564,300)	1,560,246	(1,728,650)	1,201,273
Contract owners’ equity beginning of period	7,074,831	6,069,951	9,594,807	14,897,003	2,564,300	1,004,054	1,728,650	527,377

Contract owners’ equity end of period	$-	7,074,831	-	9,594,807	-	2,564,300	-	1,728,650

CHANGES IN UNITS:
Beginning units	427,296	441,954	671,052	1,136,193	210,197	96,323	108,907	47,661
Units purchased	17,103	114,067	44,551	160,245	67,605	204,927	31,617	88,181
Units redeemed	(444,399)	(128,725)	(715,603)	(625,386)	(277,802)	(91,053)	(140,524)	(26,935)

Ending units	-	427,296	-	671,052	-	210,197	-	108,907

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	SCVF3		SCF3		RVAAS		RVACS
	2014	2013	2014	2013	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$(3,476)	(5,199)	(13,575)	(35,313)	-	(1,746)	-	20,736
Realized gain (loss) on investments	380,731	227,309	793,825	316,079	-	62,397	-	151,787
Change in unrealized gain (loss) on investments	(428,283)	350,957	(944,694)	659,248	-	3,317	-	(81,771)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(51,028)	573,067	(164,444)	940,014	-	63,968	-	90,752

Equity transactions:
Purchase payments received from contract owners (note 3)	214,763	789,180	325,007	224,357	-	506,983	-	62,774
Transfers between funds	(2,784,204)	628,406	(3,402,921)	(335,768)	-	(1,075,692)	-	(2,936,306)
Redemptions (note 3)	(92,591)	(243,347)	(40,766)	(171,386)	-	(52,292)	-	(116,786)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-	-	-	-	-
Contingent deferred sales charges (note 2)	(1,382)	(1,630)	(82)	(694)	-	-	-	(1)
Adjustments to maintain reserves	9	(111)	(8)	(119)	-	(21)	-	(24)

Net equity transactions	(2,663,405)	1,172,498	(3,118,770)	(283,610)	-	(621,022)	-	(2,990,343)

Net change in contract owners’ equity	(2,714,433)	1,745,565	(3,283,214)	656,404	-	(557,054)	-	(2,899,591)
Contract owners’ equity beginning of period	2,714,433	968,868	3,283,214	2,626,810	-	557,054	-	2,899,591

Contract owners’ equity end of period	$-	2,714,433	-	3,283,214	-	-	-	-

CHANGES IN UNITS:
Beginning units	132,331	65,799	142,009	156,996	-	51,471	-	274,533
Units purchased	35,824	155,610	28,592	39,894	-	51,609	-	37,556
Units redeemed	(168,155)	(89,078)	(170,601)	(54,881)	-	(103,080)	-	(312,089)

Ending units	-	132,331	-	142,009	-	-	-	-

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2014 and 2013

	RVAMS		RVDSR
	2014	2013	2014	2013
Investment activity:
Net investment income (loss)	$-	(4,630)	-	(133,480)
Realized gain (loss) on investments	-	375,116	-	2,701,315
Change in unrealized gain (loss) on investments	-	(83,431)	-	(649,204)
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	287,055	-	1,918,631

Equity transactions:
Purchase payments received from contract owners (note 3)	-	259,687	-	333,961
Transfers between funds	-	(4,218,685)	-	(14,827,153)
Redemptions (note 3)	-	(347,280)	-	(1,541,464)
Annuity benefits	-	-	-	-
Contract maintenance charges (note 2)	-	-	-	-
Contingent deferred sales charges (note 2)	-	(1,602)	-	(11,701)
Adjustments to maintain reserves	-	(50)	-	(91)

Net equity transactions	-	(4,307,930)	-	(16,046,448)

Net change in contract owners’ equity	-	(4,020,875)	-	(14,127,817)
Contract owners’ equity beginning of period	-	4,020,875	-	14,127,817

Contract owners’ equity end of period	$-	-	-	-

CHANGES IN UNITS:
Beginning units	-	381,412	-	1,578,196
Units purchased	-	41,218	-	149,478
Units redeemed	-	(422,630)	-	(1,727,674)

Ending units	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide Variable Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1987, and commenced operations on July 10, 1989. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community.

(b) The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

ALPS FUNDS

  VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)

  VIT Red Rocks Private Equity Portfolio - Class III (ARLPE3)*

AMERICAN FUNDS GROUP (THE)

  Global Small Capitalization Fund - Class 4 (AMVGS4)

  Insurance Series(R) - Capital Income Builder(R) - Class 4 (AMVCB4)*

BLACKROCK FUNDS

  Global Allocation V.I. Fund - Class III (MLVGA3)

  VSF - iShares Dynamic Allocation V.I. Fund - Class III (BRVDA3)*

CREDIT SUISSE ASSET MANAGEMENT

  Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)

DIREXION FUNDS

  Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund  (DXVIMF)

  Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)

  Dynamic VP HY Bond Fund (DXVHY)

FIDELITY INVESTMENTS

  VIP Fund - VIP Strategic Income Portfolio - Service Class 2 (FVSIS2)*

GOLDMAN SACHS ASSET MANAGEMENT GROUP

  Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

  VIT - Goldman Sachs High Quality Floating Rate Fund- Advisor Shares  (GVHQFA)*

  VIT - Goldman Sachs Strategic Income Fund - Advisor Shares (GVSIA)*

INVESCO INVESTMENTS

  VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)

LAZARD FUNDS

  Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

MASSACHUSETTS FINANCIAL SERVICES CO.

  MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)

MERGER FUNDS

  The Merger Fund VL (MGRFV)

MORGAN STANLEY

  UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)

  Emerging Markets Debt Portfolio - Class II (MSEMB)

  Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)

  Global Real Estate Portfolio - Class II (VKVGR2)

NATIONWIDE FUNDS GROUP

  NVIT Flexible Moderate Growth Fund Class P (NVFMGP)

  NVIT Flexible Fixed Income Fund Class P (NVFIP)

  Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)

  NVIT International Index Fund Class I (NVIX)*

  NVIT Bond Index Fund Class I (NVBX)*

  American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

  Federated NVIT High Income Bond Fund - Class I (HIBF)

  NVIT Emerging Markets Fund - Class I (GEM)

  NVIT Cardinal Aggressive Fund - Class II (NVCRA2)

  NVIT Cardinal Balanced Fund - Class II (NVCRB2)

  NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)

  NVIT Cardinal Conservative Fund - Class II (NVCCN2)

  NVIT Cardinal Moderate Fund - Class II (NVCMD2)

  NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)

  NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)

  NVIT Core Plus Bond Fund - Class II (NVLCP2)

  NVIT Nationwide Fund - Class I (TRF)

  NVIT Government Bond Fund - Class I (GBF)

  American Century NVIT Growth Fund -Class II (CAF2)

  NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

  NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

  NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

  NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

  NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

  NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

  NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

  NVIT Mid Cap Index Fund - Class I (MCIF)*

  NVIT Money Market Fund - Class I (SAM)

  NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)

  NVIT Multi-Manager International Value Fund - Class II (GVDIV2)

  NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)

  NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)

  NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

  NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)

  NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

  NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

  NVIT Multi-Manager Small Company Fund - Class I (SCF)

  NVIT Multi-Sector Bond Fund - Class I (MSBF)

  NVIT Short Term Bond Fund - Class II (NVSTB2)

  NVIT Real Estate Fund - Class II (NVRE2)

  NVIT Money Market Fund - Class II (NVMM2)

  Loring Ward NVIT Moderate Fund - Class II (NVLM2)

  Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)

  NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)

  NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)

  NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

  NVIT Investor Destinations Managed Growth & Income Fund: Class II  (IDPGI2)

  NVIT Small Cap Index Fund Class II (NVSIX2)*

  NVIT S&P 500 Index Fund Class I (GVEX1)*

NEUBERGER & BERMAN MANAGEMENT, INC.

  Advisers Mgmt Trust - Absolute Return Multi-Manager Portfolio - S Cl  Sh (NBARMS)*

NORTHERN LIGHTS

  7Twelve Balanced Portfolio (NO7TB)

  Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)

  Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)

  BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)

PIMCO FUNDS

  Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

  VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

  VP Income & Growth Fund - Class III (ACVIG3)

  VP Inflation Protection Fund - Class II (ACVIP2)

  VP Ultra(R) Fund - Class III (ACVU3)

  VP Value Fund - Class III (ACVV3)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

  Mid Cap Stock Portfolio- Service Shares (DVMCSS)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

  Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

  VIP Asset Manager Portfolio - Service Class 2 (FAM2)

  VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)

  VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)

  VIP Growth Portfolio - Service Class 2 R (FG2R)

  VIP High Income Portfolio - Service Class 2R (FHI2R)

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

  Franklin Income Securities Fund - Class 2 (FTVIS2)

  Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

  VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

  ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

  Western Asset Variable Global High Yield Bond Portfolio - Class II  (LPWHY2)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

  Global Securities Fund/VA - Service Class (OVGSS)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

  All Asset Portfolio - Advisor Class (PMVAAD)

  Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)

  Low Duration Portfolio - Advisor Class (PMVLAD)

  Total Return Portfolio - Advisor Class (PMVTRD)

  CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)

  Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor  Class (PMVEBD)

  Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)

  Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

  Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)

  Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)

PRO FUNDS

  VP UltraShort NASDAQ-100 (PROUSN)

  VP Access High Yield Fund (PROAHY)

  VP Asia 30 (PROA30)

  VP Banks (PROBNK)

  VP Basic Materials (PROBM)

  VP Bear (PROBR)

  VP Biotechnology (PROBIO)

  VP Bull (PROBL)

  VP Consumer Goods (PROCG)

  VP Consumer Services (PROCS)

  VP Emerging Markets (PROEM)

  VP Europe 30 (PROE30)

  VP Financials (PROFIN)

  VP Health Care (PROHC)

  VP Industrials (PROIND)

  VP International (PROINT)

  VP Internet (PRONET)

  VP Japan (PROJP)

  VP NASDAQ-100 (PRON)

  VP Oil & Gas (PROOG)

  VP Pharmaceuticals (PROPHR)

  VP Precious Metals (PROPM)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

  VP Real Estate (PRORE)

  VP Rising Rates Opportunity (PRORRO)

  VP Semiconductor (PROSCN)

  VP Short Emerging Markets (PROSEM)

  VP Short International (PROSIN)

  VP Short NASDAQ-100 (PROSN)

  VP Technology (PROTEC)

  VP Telecommunications (PROTEL)

  VP U.S. Government Plus (PROGVP)

  VP UltraNASDAQ-100 (PROUN)

  VP Utilities (PROUTL)

GUGGENHEIM INVESTMENTS

  Global Managed Futures Strategy (RVMFU)

  Variable Fund - Long Short Equity Fund (RSRF)

  Variable Fund - CLS AdvisorOne Amerigo (RVAMR)

  Variable Trust - Banking Fund (RBKF)

  Variable Trust - Basic Materials Fund (RBMF)

  Variable Fund - CLS AdvisorOne Select Allocation (RVBER)

  Variable Trust - Biotechnology Fund (RBF)

  Variable Fund - CLS AdvisorOne Clermont (RVCLR)

  Variable Trust - Commodities Strategy Fund (RVCMD)

  Variable Trust - Consumer Products Fund (RCPF)

  Variable Trust - Dow 2x Strategy Fund (RVLDD)

  Variable Trust - Electronics Fund (RELF)

  Variable Trust - Energy Fund (RENF)

  Variable Trust - Energy Services Fund (RESF)

  Variable Trust - Europe 1.25x Strategy Fund (RLCE)

  Variable Trust - Financial Services Fund (RFSF)

  Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)

  Variable Trust - Health Care Fund (RHCF)

  Variable Trust - Internet Fund (RINF)

  Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)

  Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)

  Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)

  Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)

  Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)

  Variable Trust - Inverse S&P 500 Strategy Fund (RUF)

  Variable Trust - Japan 2x Strategy Fund (RLCJ)

  Variable Trust - Leisure Fund (RLF)

  Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)

  Variable Fund - Multi-Hedge Strategies (RVARS)

  Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)

  Variable Trust - NASDAQ-100(R) Fund (ROF)

  Variable Trust - Nova Fund (RNF)

  Variable Trust - Precious Metals Fund (RPMF)

  Variable Trust - Real Estate Fund (RREF)

  Variable Trust - Retailing Fund (RRF)

  Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)

  Variable Trust - S&P 500 2x Strategy Fund (RTF)

  Variable Trust - S&P 500 Pure Growth Fund (RVLCG)

  Variable Trust - S&P 500 Pure Value Fund (RVLCV)

  Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)

  Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)

  Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)

  Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)

  Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)

  Variable Trust - Technology Fund (RTEC)

  Variable Trust - Telecommunications Fund (RTEL)

  Variable Trust - Transportation Fund (RTRF)

  Variable Trust - Utilities Fund (RUTL)

  Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)

  Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)

  Series M (Macro Opportunities Series) (GSBLMO)

  Rydex Variable Trust - High Yield Strategy Fund (RHYS)*

VAN ECK ASSOCIATES CORPORATION

  VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

  VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)

WADDELL & REED, INC.

  Variable Insurance Portfolios - Asset Strategy (WRASP)

*At December 31, 2014, contract owners have not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2014 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7.0%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

On January 1, 2014, the Company adopted Accounting Standards Update (ASU) 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance resulted in increased disclosures only and had no impact on the Account’s financial statements.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines 1% per year for those products with Contingent Deferred Sales Charge (CDSC) schedules; excluding marketFLEX II, which declines at 1% per year beginning after the purchase payment has been held in the contact for one year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No contingent deferred sales charge is deducted on marketFLEX Advisor contracts. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

For Smith Barney contracts, the Company deducts a contract maintenance charge of $30, which is satisfied by redeeming units.

The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

Nationwide Variable Account - 4 Options	Smith Barney	Market Flex Annuity	Market Flex II Annuity	Market Flex Advisor Annuity
Variable Account Charges:	1.25%	1.15%	1.05%	0.25%
CDSC Option:
Administrative Charge	0.05%	0.00%	0.20%	0.20%
Four Year CDSC	-	-	0.35%	-
No CDSC	-	0.20%	0.40%	0.00%
Death Benefit Options:
Highest Anniversary Death Benefit	-	0.20%	0.30%	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders or (iii) highest contract value prior to contract age specifications less surrenders.

Highest Anniversary or 5% Enhanced Death Benefit	-	0.25%	-	-

If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders, (iii) highest contract value prior to contract age specifications less surrenders, or (iv) the 5% interest anniversary value.

Return of Premium Enhanced Death Benefit Option	-	-	0.20%	0.20%
If death before annuitization, benefit will be greatest of (i) contract value, (ii) purchase payments less surrenders.
Extra Value Option (EV):

Fee assessed to assets of the variable account during the first seven contract years in exchange for an application of Extra Value Credit based on purchase payments made during the first 12 months that contract is in force.

3% Extra Value Credit Option	-	0.45%	0.40%	0.40%
4% Extra Value Credit Option	-	-	0.55%	0.55%
iFLEX Option	-	-	0.60%	-
Withdrawal benefit providing contract owner a choice as to the form the benefit will take.
Note: May not be elected if the No CDSC option is elected.

Maximum Variable Account Charges (1)	1.30%	2.05%	3.10%	1.20%

(1) When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

The following table provides variable account charges by asset fee rates for the period ended December 31, 2014.

	Total	AAEIP3	AMVGS4	MLVGA3	CSCRS	DXVIMF	DXVIC	DXVHY

0.45%	$354,692	$180	$89	$2,733	$397	$-	$-	$202
0.65%	$59,500	146	107	772	66	-	-	-
0.70%	$2,149	-	-	-	-	-	-	-
0.80%	$144	-	-	68	-	-	-	-
0.85%	$8,573	-	-	-	-	-	-	-
0.90%	$472	-	-	-	-	-	-	-
0.95%	$4,329	-	-	153	-	-	-	-
1.00%	$17,753	-	-	-	-	-	-	-
1.05%	$760	-	-	-	-	-	-	-
1.10%	$2,312	-	-	-	-	-	-	-
1.15%	$2,025,138	2,370	275	49,869	1,479	60	-	1,476
1.20%	$2,733	-	-	-	-	-	-	-
1.25%	$1,958,786	5,516	2,395	28,699	1,606	570	64	1,308
1.30%	$28,471	-	-	-	-	-	-	-
1.35%	$3,438,725	6,583	3,632	61,171	1,180	431	-	7,095
1.40%	$768,541	372	1,014	20,941	126	-	-	45
1.45%	$322,720	411	213	8,598	24	131	-	309
1.55%	$2,122,874	4,676	1,038	49,700	1,009	637	44	11,455
1.60%	$2,604,451	5,100	5,119	37,798	6,102	369	-	232
1.65%	$2,312,675	4,444	752	44,244	103	1,547	-	11,098
1.80%	$1,152,067	804	1,733	26,868	499	560	-	671
1.85%	$198,277	289	856	3,210	79	261	-	106
1.90%	$1,692,152	1,867	1,857	24,553	1,076	107	-	1,648
1.95%	$507,824	237	772	10,670	256	-	20	235
2.00%	$175,297	8	310	5,741	-	209	13	97
2.05%	$19,003	-	-	-	-	-	-	-
2.10%	$425,216	323	2,360	9,734	839	299	-	60
2.15%	$352,281	8	1,838	10,297	419	120	-	-
2.20%	$86,049	1	-	1,024	-	-	-	-
2.25%	$9,006	-	-	-	-	-	-	-
2.30%	$112,224	-	-	-	-	-	-	-
2.35%	$68,109	-	142	317	-	80	-	-
2.40%	$12,034	-	-	267	-	-	-	-
2.45%	$126,383	-	83	485	-	-	-	-
2.50%	$100,380	-	-	-	-	-	-	5,342
2.55%	$1,083	-	-	-	-	-	-	-
2.85%	$8,865	-	-	-	-	-	-	-

Totals	$21,082,048	$33,335	$24,585	$397,912	$15,260	$5,381	$141	$41,379

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	GVGMNS	IVBRA2	LZREMS	MVGTAS	MGRFV	MSGI2	MSEMB	MSVGT2

0.45%	$-	$206	$274	$8	$-	$85	$33	$-
0.65%	-	-	46	162	17	13	8	4
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	3	-
1.10%	-	-	-	-	-	-	-	-
1.15%	-	2,035	2,662	1,696	1,974	485	1,473	1,560
1.20%	-	-	-	-	-	-	-	-
1.25%	72	3,741	2,382	2,763	571	875	4,960	2,379
1.30%	-	-	-	-	-	-	-	-
1.35%	-	158	2,030	2,438	82	770	671	3,220
1.40%	-	536	183	4,255	28	-	36	260
1.45%	15	654	1,975	895	979	517	940	857
1.55%	5	354	6,639	1,980	3,774	1,184	5,216	1,676
1.60%	516	1,654	5,745	4,002	652	409	4,674	3,118
1.65%	-	952	2,021	4,671	584	730	6,631	1,274
1.80%	-	1,547	2,230	2,103	212	761	2,641	2,497
1.85%	-	500	212	633	69	63	976	288
1.90%	80	294	3,677	2,295	522	407	3,547	2,057
1.95%	68	1,820	285	2,103	52	101	1,987	426
2.00%	-	83	-	-	81	27	170	233
2.05%	-	-	-	-	-	-	-	-
2.10%	63	-	164	648	38	18	2,152	463
2.15%	138	108	930	-	23	309	1,024	-
2.20%	-	-	308	238	-	51	-	181
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	97	-	-	-	-	-
2.35%	-	-	266	-	-	-	104	-
2.40%	-	794	-	-	791	323	-	-
2.45%	-	-	148	-	5	7	113	-
2.50%	-	-	-	203	-	-	135	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$957	$15,436	$32,274	$31,093	$10,454	$7,135	$37,494	$20,493

	VKVGR2	NVFMGP	NVFIP	NLFOSP	GVAAA2	HIBF	GEM	NVCRA2

0.45%	$184	$-	$-	$-	$1,223	$22	$123	$301
0.65%	130	-	-	-	705	-	83	94
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	93	-	-
1.00%	-	-	-	-	492	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,154	-	2	319	21,616	9,142	1,795	3,690
1.20%	-	-	-	-	-	-	-	-
1.25%	4,782	194	1,274	117	20,832	2,683	1,875	7,818
1.30%	-	-	-	-	-	-	-	-
1.35%	1,374	37	1,317	50	47,201	8,251	1,642	15,935
1.40%	2,712	-	-	39	25,355	2,607	379	457
1.45%	2,190	2,372	2,020	2,399	6,660	-	590	620
1.55%	14,664	252	13	263	26,243	10,314	7,427	503
1.60%	18,369	1,248	19	1,085	23,473	1,032	3,552	12,208
1.65%	7,701	314	524	547	34,492	924	4,337	17,085
1.80%	1,357	115	340	-	12,126	206	2,389	1,641
1.85%	612	804	-	-	3,845	-	513	648
1.90%	7,665	771	9	169	18,113	270	3,250	3,150
1.95%	1,083	530	12	168	8,791	-	4,199	58
2.00%	147	-	-	-	8,505	-	37	-
2.05%	-	-	-	-	-	-	-	-
2.10%	2,146	-	-	-	2,478	-	1,331	31
2.15%	1,362	-	-	-	7,986	111	446	-
2.20%	191	-	-	-	8,758	-	134	-
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	26,504	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.40%	625	-	-	-	-	-	-	-
2.45%	328	-	-	-	16,392	-	4	-
2.50%	84	-	-	-	654	-	841	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$70,860	$6,637	$5,530	$5,156	$322,444	$35,655	$34,947	$64,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVCRB2	NVCCA2	NVCCN2	NVCMD2	NVCMA2	NVCMC2	NVLCP2	TRF

0.45%	$768	$41	$106	$774	$765	$309	$1,732	$2,494
0.65%	118	507	250	838	-	-	33	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	336	345	-	-	-	-	2	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	727	-	-
1.00%	-	-	-	-	-	-	6	-
1.05%	-	-	-	-	-	-	20	-
1.10%	-	-	-	-	-	-	-	-
1.15%	12,546	8,358	13,257	16,321	13,903	397	3,608	2,477
1.20%	-	-	-	-	-	-	-	-
1.25%	34,726	14,810	6,403	28,917	14,390	2,410	5,170	2,437
1.30%	-	-	-	-	-	-	-	-
1.35%	12,618	6,773	11,634	73,226	55,929	26,607	10,855	4,322
1.40%	6,042	1,676	1,337	7,791	5,155	3,061	973	627
1.45%	1,615	4,361	434	1,979	5,167	642	583	243
1.55%	12,328	17,010	12,370	23,492	3,429	866	4,502	344
1.60%	15,142	27,362	12,213	49,818	22,793	14,653	57,571	4,426
1.65%	8,694	19,279	21,990	155,914	76,735	35,877	17,469	1,931
1.80%	2,659	12,637	7,071	10,495	9,773	4,502	9,938	63
1.85%	1,332	1,793	2,995	3,178	170	578	2,560	22
1.90%	12,598	15,897	54,735	13,266	790	12,760	15,343	582
1.95%	522	8,676	9,397	12,659	91	77	3,762	18
2.00%	291	7,480	1,996	5,903	565	15	918	28
2.05%	-	-	-	-	-	-	-	-
2.10%	989	853	571	3,209	75	-	1,918	611
2.15%	31	4,334	6,777	2,257	414	1,318	2,192	-
2.20%	379	-	3,762	2,719	671	3,835	7	130
2.25%	-	-	54	-	-	-	58	-
2.30%	51	18	2,124	618	-	-	-	63
2.35%	12	-	-	-	-	-	1,429	-
2.40%	-	-	-	106	-	-	-	-
2.45%	-	-	-	-	498	-	253	68
2.50%	34	561	-	2,270	871	373	-	-
2.55%	-	59	-	-	-	-	-	-
2.85%	-	-	-	-	-	8,865	-	-

Totals	$123,831	$152,830	$169,476	$415,750	$212,184	$117,872	$140,902	$20,886

	GBF	CAF2	GVIDA	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA

0.45%	$1,057	$12	$27	$669	$54	$443	$2,821	$478
0.65%	18	264	36	-	-	-	31	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	25	-	-	-	127	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	196	-	-	-	-	-	-	-
1.00%	-	-	-	14	257	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	14,379	240	5,295	3,239	1,358	20,647	40,544	15,547
1.20%	-	-	-	-	-	-	-	-
1.25%	4,499	726	4,472	1,420	1,502	5,625	2,905	792
1.30%	-	-	-	-	-	-	-	-
1.35%	15,417	505	14,081	1,375	90	22,324	51,137	23,663
1.40%	3,994	65	4,374	198	45	1,995	13,767	6,905
1.45%	1,316	84	-	478	741	276	16	376
1.55%	12,563	748	1,700	920	1,181	16,610	24,846	8,039
1.60%	6,693	345	21,204	3,498	3,320	7,165	15,704	7,568
1.65%	4,121	930	809	1,772	9,220	19,938	6,992	2,071
1.80%	817	853	4,093	810	58	811	498	338
1.85%	62	-	481	-	33	1,268	18	-
1.90%	875	1,716	6,126	851	1,072	330	948	1,964
1.95%	3,680	83	646	248	164	2,521	169	275
2.00%	67	31	-	876	-	215	1,634	-
2.05%	-	-	-	-	-	-	-	-
2.10%	1,256	267	-	-	-	-	77	-
2.15%	604	-	78	-	-	1,323	-	71
2.20%	-	-	-	-	19	-	324	-
2.25%	-	-	-	-	32	-	-	-
2.30%	-	-	-	29	2,060	31	35	-
2.35%	127	-	-	-	-	-	626	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	1,273	1,076
2.50%	139	2,051	29	-	270	837	1,804	76
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$71,905	$8,920	$63,451	$16,397	$21,603	$102,359	$166,169	$69,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	GVDMC	SAM	NVMIG6	GVDIV2	NVMLG2	NVMLV2	NVMMG1	NVMMG2

0.45%	$1,035	$-	$741	$133	$659	$757	$-	$337
0.65%	-	-	-	-	44	11	-	72
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	85	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	7,722	-	2,169	1,850	3,221	4,441	170	3,706
1.20%	-	-	-	-	-	-	-	-
1.25%	11,765	-	4,888	2,279	3,681	4,333	-	2,023
1.30%	-	1,641	-	-	-	-	-	-
1.35%	28,329	-	8,035	3,454	3,249	3,861	2,539	6,368
1.40%	13,025	-	2,891	407	2,120	1,567	741	368
1.45%	183	-	215	359	487	1,387	-	1,869
1.55%	3,870	-	5,285	3,551	5,154	5,698	30	4,279
1.60%	9,266	-	6,716	10,865	4,183	6,265	248	8,338
1.65%	10,537	-	9,683	4,179	4,379	8,361	-	4,468
1.80%	118	-	1,669	2,850	17,904	21,275	-	7,682
1.85%	11	-	51	34	327	458	-	295
1.90%	10,724	-	8,488	4,251	3,545	5,173	-	6,092
1.95%	3,754	-	2,644	1,137	3,259	3,438	-	737
2.00%	-	-	38	225	1,293	1,757	-	419
2.05%	1,130	-	-	-	-	-	-	-
2.10%	2,060	-	579	1,421	1,330	3,499	-	783
2.15%	-	-	50	243	427	3,076	-	814
2.20%	-	-	-	-	-	133	-	-
2.25%	354	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	2,124	-	-	-	148	92	-	95
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	864	539	219	342	-	79
2.50%	1,230	-	-	-	2,377	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$107,237	$1,641	$55,006	$37,777	$58,006	$76,009	$3,728	$48,824

	NVMMV2	SCGF	SCVF	SCF	MSBF	NVSTB2	NVRE2	NVMM2

0.45%	$2,202	$92	$1,562	$183	$381	$134	$165	$80,266
0.65%	118	11	30	99	82	166	90	11,656
0.70%	-	-	-	-	-	-	-	7
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	122	-	-	2	-	307
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	28	-	-	-	-	92
1.00%	-	-	-	-	6	-	-	763
1.05%	-	-	-	-	25	-	-	154
1.10%	-	-	-	-	-	-	-	236
1.15%	7,580	791	1,992	5,931	942	15,158	3,484	308,715
1.20%	-	-	-	8	-	-	132	13
1.25%	9,669	1,687	3,058	1,565	3,485	13,387	8,052	263,171
1.30%	-	-	-	-	-	-	-	-
1.35%	14,308	2,568	4,042	9,627	2,183	8,431	3,316	556,580
1.40%	999	619	1,729	2,424	964	1,513	33	134,169
1.45%	1,433	55	236	170	598	1,267	1,793	51,945
1.55%	5,154	1,968	2,352	3,413	2,046	18,035	3,679	278,596
1.60%	14,316	2,210	3,517	1,832	2,643	7,892	784	321,244
1.65%	12,668	677	2,765	3,586	10,989	3,873	4,305	369,336
1.80%	5,255	4,771	2,837	552	1,863	4,680	2,538	297,316
1.85%	1,296	34	80	48	189	8,493	444	32,665
1.90%	8,073	1,472	2,396	776	3,514	4,692	552	142,098
1.95%	2,100	31	565	156	1,117	616	409	52,509
2.00%	645	628	50	-	79	1,555	739	14,856
2.05%	82	65	-	-	-	-	-	1,516
2.10%	3,294	839	2,044	404	2,422	431	1,601	72,491
2.15%	1,690	871	336	7	1,539	91	200	37,265
2.20%	116	534	-	-	-	10	500	7,524
2.25%	-	-	-	-	58	-	-	2,655
2.30%	-	-	-	-	-	-	-	13,396
2.35%	95	91	45	-	-	4	121	11,433
2.40%	-	-	-	-	-	-	-	1,253
2.45%	646	32	262	-	50	459	130	17,868
2.50%	-	94	-	-	-	-	424	4,981
2.55%	-	-	-	-	-	-	-	63
2.85%	-	-	-	-	-	-	-	-

Totals	$91,739	$20,140	$30,048	$30,781	$35,175	$90,889	$33,491	$3,087,139

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	NO7TB	NOVMH2

0.45%	$2,448	$226	$-	$31	$-	$-	$-	$254
0.65%	-	27	712	-	-	-	148	29
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	169	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	40	1,298	23	-	-	-	863	83
1.20%	-	-	-	-	-	-	-	-
1.25%	17,963	2,189	53	168	299	273	1,638	3,592
1.30%	-	-	-	-	-	-	-	-
1.35%	51	203	200	11	107	77	1,816	88
1.40%	598	90	-	-	-	-	84	16
1.45%	-	13	3,440	33	-	-	175	3,566
1.55%	95	81	380	4,362	456	787	5,457	5,221
1.60%	22,247	4,134	-	10	335	63	254	6,159
1.65%	10,737	9,949	141	351	1,120	-	997	4,429
1.80%	399	500	615	39	134	201	11	1,153
1.85%	37	-	-	118	123	-	189	992
1.90%	7,154	2,785	300	17	151	148	838	16,996
1.95%	-	34	-	4	-	-	1,444	1,145
2.00%	-	-	-	34	-	13	-	99
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	140	-	26	1,627	216
2.15%	4,188	-	-	2,623	-	-	-	618
2.20%	-	103	-	-	-	-	-	49
2.25%	-	-	-	-	-	-	-	-
2.30%	-	630	-	-	-	-	-	-
2.35%	-	-	-	15	-	-	-	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	565	-
2.50%	-	-	-	-	-	-	-	78
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$66,126	$22,262	$5,864	$7,956	$2,725	$1,588	$16,106	$44,783

	NOVPI2	NOTBBA	PMUBA	ALVBWB	ACVIG3	ACVIP2	ACVU3	ACVV3

0.45%	$575	$8,237	$4	$265	$939	$1,020	$-	$1,724
0.65%	1	1	-	171	74	1,037	-	207
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	542	-	-	-	238	151	-	269
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	162
1.00%	1,402	-	8	-	-	-	-	157
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,769	2,331	1,742	1,396	11,424	4,392	8,620	18,613
1.20%	-	-	-	-	-	-	-	13
1.25%	21,602	24,678	4,008	6,927	9,341	14,226	-	17,149
1.30%	-	-	-	-	-	-	-	-
1.35%	10,489	4,182	1,012	2,557	23,696	9,216	1,268	43,957
1.40%	18	13	1,429	554	7,526	5,148	628	11,738
1.45%	5,832	822	2,369	-	468	1,711	-	4,538
1.55%	18,500	8,711	5,379	515	9,418	28,977	118	17,331
1.60%	17,557	9,169	2,150	5,784	12,054	18,824	533	9,080
1.65%	42,968	101,530	4,384	377	5,520	12,121	-	3,132
1.80%	28,002	24,497	389	3,294	3,015	8,283	-	4,024
1.85%	1,612	11,176	274	-	32	1,191	-	117
1.90%	17,903	8,228	2,444	46	9,977	10,002	-	5,447
1.95%	9,286	1,009	2,610	347	1,969	9,502	-	1,580
2.00%	2,249	1,498	104	-	50	274	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	3,799	751	9	367	1,657	3,601	-	1,159
2.15%	2,190	1	86	23	1,808	6,181	-	313
2.20%	-	-	95	-	572	-	-	479
2.25%	-	-	-	-	-	-	-	-
2.30%	694	-	-	-	-	-	-	-
2.35%	237	15	-	-	11	327	-	3
2.40%	627	-	-	-	-	-	-	-
2.45%	16	-	-	-	255	2,322	-	1,888
2.50%	83	-	-	-	549	211	-	513
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$188,953	$206,849	$28,496	$22,623	$100,593	$138,717	$11,167	$143,593

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	DVMCSS	FQB	FAM2	FC2R	FEI2R	FG2R	FHI2R	FTVIS2

0.45%	$-	$-	$1,607	$-	$1,362	$2,399	$2,351	$1,889
0.65%	1	-	298	-	427	477	733	299
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	187	-	1,198
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	85	-	205	-	-
1.00%	-	-	-	34	105	111	29	2,607
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	650	-	3,111	24,973	17,563	20,401	11,096	6,725
1.20%	-	-	-	-	-	-	-	48
1.25%	419	-	1,519	-	10,168	47,217	9,731	13,153
1.30%	-	67	-	-	-	-	-	-
1.35%	184	-	1,019	50,764	42,757	36,654	12,511	20,659
1.40%	-	-	536	19,050	10,169	7,275	1,379	2,734
1.45%	14	-	487	-	536	3,435	608	5,604
1.55%	78	-	567	18,348	17,030	28,025	9,715	13,745
1.60%	201	-	1,116	2,611	32,067	22,197	9,088	11,216
1.65%	176	-	4,110	-	10,810	16,203	16,360	16,602
1.80%	32	-	3,285	-	12,950	33,720	3,001	7,490
1.85%	24	-	-	-	616	232	1,307	3,772
1.90%	407	-	817	-	5,794	13,565	8,459	5,013
1.95%	54	-	528	-	6,528	5,509	3,163	6,597
2.00%	-	-	-	-	588	1,133	580	1,256
2.05%	-	-	-	-	-	101	-	1,725
2.10%	11	-	2	-	3,035	7,774	896	7,800
2.15%	279	-	1,934	-	4,759	2,349	552	2,283
2.20%	-	-	-	-	379	218	-	412
2.25%	-	-	-	-	-	-	-	438
2.30%	-	-	4,989	-	-	-	-	-
2.35%	53	-	-	-	414	729	-	5,932
2.40%	-	-	-	-	-	-	-	1,457
2.45%	-	-	458	-	3,748	3,134	1,456	557
2.50%	1,975	-	-	-	233	960	547	1,560
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$4,558	$67	$26,383	$115,865	$182,038	$254,210	$93,562	$142,771

	FTVMD2	FTVFA2	SBVI	LPWHY2	OVGSS	PMVAAD	PMVFAD	PMVLAD

0.45%	$755	$533	$-	$4,454	$491	$1,862	$688	$2,716
0.65%	106	231	-	313	1,357	239	903	1,899
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	-	-	-	-	6	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	259	-	-	-	33	-	-
1.00%	-	-	-	-	-	-	9	-
1.05%	-	-	-	8	-	-	17	-
1.10%	-	-	-	-	-	-	-	-
1.15%	3,901	19,233	-	13,002	2,903	12,805	2,645	12,058
1.20%	-	-	-	-	8	-	-	-
1.25%	5,023	8,057	-	28,394	2,855	6,241	2,774	12,590
1.30%	-	-	26,763	-	-	-	-	-
1.35%	4,916	11,876	-	13,939	1,019	19,305	3,412	22,915
1.40%	617	8,935	-	3,505	940	3,364	429	2,686
1.45%	520	802	-	683	543	8,237	258	5,540
1.55%	12,136	7,820	-	14,670	3,038	20,324	8,692	53,781
1.60%	3,129	3,537	-	11,012	2,443	5,511	7,191	11,328
1.65%	2,899	3,846	-	31,484	1,680	51,529	783	17,576
1.80%	1,372	3,667	-	4,261	3,428	8,921	924	3,937
1.85%	292	109	-	226	291	1,161	266	240
1.90%	9,865	533	-	8,261	4,962	13,220	2,129	16,938
1.95%	1,413	3,499	-	123	1,927	12,634	1,285	8,526
2.00%	124	307	-	222	7	4,243	222	510
2.05%	-	-	-	-	-	-	-	9,481
2.10%	1,135	-	-	1,897	439	2,135	2,635	889
2.15%	1,661	1,190	-	2,501	846	2,974	148	1,410
2.20%	249	291	-	1	-	7,960	28	-
2.25%	-	-	-	-	-	-	-	2,411
2.30%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	1	246	-	18,635
2.40%	-	-	-	-	-	-	-	358
2.45%	199	253	-	-	-	402	373	966
2.50%	-	-	-	-	1,310	-	-	8,485
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$50,312	$74,978	$26,763	$138,956	$30,488	$183,346	$35,817	$215,875

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PMVTRD	PMVRSD	PMVEBD	PMVGBD	PMVHYD	PIVEM2	PIHYB2	PROUSN

0.45%	$2,609	$366	$2,064	$871	$12,689	$29	$-	$9
0.65%	304	65	1,780	206	765	-	-	9
0.70%	-	80	66	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	3	13	7	29	40	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	189	203	319	53	134	-
1.00%	52	-	15	12	29	-	-	-
1.05%	-	-	22	19	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	29,513	1,135	9,455	3,256	40,182	2,489	754	713
1.20%	-	-	-	-	-	-	-	-
1.25%	13,805	4,458	5,628	11,747	48,376	2,020	1,057	1,110
1.30%	-	-	-	-	-	-	-	-
1.35%	49,537	2,102	7,429	8,637	104,123	2,697	3,528	438
1.40%	5,968	252	859	2,080	7,705	648	700	29
1.45%	2,478	2,757	550	2,114	2,609	35	-	87
1.55%	37,181	6,544	5,810	11,847	28,992	292	2,029	2,055
1.60%	51,707	5,034	4,699	12,389	65,512	408	278	812
1.65%	32,861	2,907	7,783	18,036	96,929	-	969	649
1.80%	7,846	1,823	1,024	4,718	10,057	288	1,046	295
1.85%	1,215	122	349	778	662	218	-	210
1.90%	50,620	2,444	6,579	8,245	12,250	504	-	1,177
1.95%	5,014	469	3,713	5,293	8,819	49	-	42
2.00%	1,840	139	82	246	631	-	793	368
2.05%	-	-	-	-	-	-	-	-
2.10%	8,678	367	4,031	1,223	4,938	1,208	85	926
2.15%	2,264	96	670	1,458	3,763	-	-	5,842
2.20%	384	171	244	8	46	-	-	10
2.25%	-	-	-	-	-	-	-	-
2.30%	-	-	-	-	-	-	-	27
2.35%	68	121	97	184	3	-	-	7
2.40%	-	159	-	-	-	-	-	-
2.45%	4,377	26	1,730	568	688	-	-	55
2.50%	-	45	-	230	84	-	-	1
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$308,324	$31,695	$64,875	$94,397	$450,211	$10,938	$11,373	$14,871

	PROAHY	PROA30	PROBNK	PROBM	PROBR	PROBIO	PROBL	PROCG

0.45%	$22,759	$182	$40	$489	$842	$484	$16,098	$518
0.65%	4,428	44	1	-	150	158	1,066	7
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	45	1	15	77	-	273	-	173
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	995	1	90	452	-	310	1,146	-
1.05%	105	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	93,369	779	1,803	687	1,118	3,531	8,989	1,602
1.20%	-	-	-	-	-	96	-	-
1.25%	121,982	3,322	368	11,042	988	13,487	11,521	9,621
1.30%	-	-	-	-	-	-	-	-
1.35%	135,553	4,902	6,352	7,424	796	18,359	11,587	2,938
1.40%	4,808	67	108	10	6	2,195	1,073	561
1.45%	24,112	133	554	677	2,655	4,070	2,351	2,155
1.55%	72,706	2,759	731	2,635	1,371	13,561	8,025	8,582
1.60%	47,017	6,225	4,095	10,672	717	23,606	39,783	12,111
1.65%	104,910	2,319	1,857	15,123	11,106	9,787	32,756	9,207
1.80%	32,637	887	1,669	8,693	677	5,627	17,215	7,805
1.85%	5,543	1,147	421	1,063	434	801	13,028	1,530
1.90%	33,017	11,874	1,564	4,593	943	10,119	25,642	4,718
1.95%	42,350	173	251	632	2,900	7,429	5,851	433
2.00%	3,383	71	705	400	16	550	3,272	250
2.05%	-	-	-	-	-	65	-	-
2.10%	13,253	1,356	3,449	2,001	52	3,523	6,593	1,112
2.15%	1,649	663	1,988	6,613	1,029	11,526	3,191	1,122
2.20%	4,337	-	36	177	65	90	1,062	-
2.25%	-	-	-	-	57	-	948	-
2.30%	608	-	-	-	85	-	2,793	-
2.35%	472	15	86	134	174	161	3,619	29
2.40%	-	-	-	-	-	-	289	-
2.45%	1,317	46	34	-	174	79	9,793	22
2.50%	-	-	-	-	-	249	5,778	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$771,355	$36,966	$26,217	$73,594	$26,355	$130,136	$233,469	$64,496

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PROCS	PROEM	PROE30	PROFIN	PROHC	PROIND	PROINT	PRONET

0.45%	$272	$1,823	$205	$10	$345	$567	$572	$55
0.65%	-	239	115	21	169	107	49	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	390	61	1	-	-	-	15	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	127	-	1	-	-	-	-	-
1.05%	-	8	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,322	2,115	3,358	1,040	5,140	5,059	2,479	948
1.20%	-	374	-	-	-	-	-	10
1.25%	9,995	5,600	994	5,037	12,838	3,827	1,501	4,930
1.30%	-	-	-	-	-	-	-	-
1.35%	4,743	9,313	9,609	1,972	12,195	8,228	13,271	3,565
1.40%	536	309	845	109	1,145	1,043	243	1,000
1.45%	1,643	1,241	661	1,094	1,194	363	436	1,770
1.55%	2,275	7,257	2,247	3,406	16,886	1,951	1,585	9,712
1.60%	9,844	58,788	13,153	12,366	27,428	8,680	3,234	8,232
1.65%	5,668	8,103	2,336	9,729	15,248	8,241	5,484	3,868
1.80%	3,431	4,494	2,858	3,700	15,088	3,009	1,547	1,251
1.85%	367	1,180	395	670	1,858	350	404	1,005
1.90%	2,947	8,710	20,524	5,202	9,614	13,630	21,098	3,957
1.95%	111	1,367	343	865	2,502	526	545	339
2.00%	176	531	494	324	906	234	126	289
2.05%	-	-	-	-	-	-	-	-
2.10%	2,667	2,616	1,209	2,248	3,909	551	743	1,423
2.15%	217	246	634	559	4,554	873	50	559
2.20%	37	44	-	-	36	37	-	200
2.25%	-	-	-	-	-	-	-	-
2.30%	-	3	1	-	33	-	6	32
2.35%	29	153	97	14	214	74	-	-
2.40%	-	2	-	-	-	-	-	-
2.45%	44	133	37	410	23	22	185	643
2.50%	-	-	6	-	100	-	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$46,841	$114,710	$60,123	$48,776	$131,425	$57,372	$53,573	$43,788

	PROJP	PRON	PROOG	PROPHR	PROPM	PRORE	PRORRO	PROSCN

0.45%	$22	$5,999	$222	$326	$180	$699	$523	$112
0.65%	18	725	533	48	1,177	8	58	13
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	115	-	-	-	228	20	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	384	-	-	-	877	7	4
1.05%	-	8	-	-	-	-	5	-
1.10%	-	-	-	-	-	-	-	-
1.15%	265	9,235	2,813	1,942	1,349	1,907	578	1,090
1.20%	-	21	-	-	162	-	-	-
1.25%	2,506	13,799	11,779	8,735	2,289	7,591	1,386	10,902
1.30%	-	-	-	-	-	-	-	-
1.35%	12,438	9,280	11,045	6,587	5,646	8,007	3,834	7,085
1.40%	258	1,111	814	440	600	421	390	565
1.45%	2,011	2,159	831	1,465	272	931	306	685
1.55%	3,364	9,136	7,103	7,857	8,136	6,580	323	2,269
1.60%	2,149	17,023	21,773	5,124	4,001	18,873	2,559	2,008
1.65%	3,844	6,932	8,894	3,361	2,998	11,570	773	2,582
1.80%	2,890	12,502	3,392	3,138	2,322	3,478	3,355	1,120
1.85%	44	4,589	247	410	316	685	191	229
1.90%	7,304	11,548	17,031	1,956	2,082	5,277	764	490
1.95%	1,560	2,304	368	896	1,291	2,706	1,010	302
2.00%	34	1,223	484	607	280	656	735	-
2.05%	-	-	-	-	-	-	-	-
2.10%	2,141	3,414	2,045	4,586	2,083	1,114	2,705	2,442
2.15%	228	1,194	8,572	11,200	4,088	1,884	636	243
2.20%	224	395	-	-	63	545	178	22
2.25%	-	353	-	-	-	-	-	-
2.30%	-	916	155	-	37	-	-	-
2.35%	5	2,026	-	107	62	148	12	13
2.40%	-	107	-	-	-	-	-	-
2.45%	-	3,164	3	432	32	147	2,443	11
2.50%	-	-	100	-	76	23	-	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$41,305	$119,662	$98,204	$59,217	$39,542	$74,355	$22,791	$32,187

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	PROSEM	PROSIN	PROSN	PROTEC	PROTEL	PROGVP	PROUN	PROUTL

0.45%	$136	$127	$240	$297	$11	$429	$1,501	$488
0.65%	65	34	22	19	-	67	109	77
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	19	28	-	349	-	30	-	240
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	-	319	-	-	-	377
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	334	885	840	819	608	2,693	2,823	1,314
1.20%	-	-	-	88	-	-	-	-
1.25%	24	180	585	9,294	942	2,321	7,048	14,909
1.30%	-	-	-	-	-	-	-	-
1.35%	425	102	407	5,008	2,175	5,647	4,649	3,570
1.40%	26	38	6	184	351	260	319	1,312
1.45%	97	11	105	877	305	605	642	1,574
1.55%	518	468	117	3,160	1,220	3,830	1,368	5,907
1.60%	266	1,938	519	16,238	424	10,733	7,525	11,623
1.65%	107	192	419	18,423	3,009	1,212	1,219	10,758
1.80%	70	77	806	14,157	543	2,052	5,296	9,903
1.85%	67	68	210	1,259	1	237	2,385	1,409
1.90%	153	124	440	4,771	180	5,074	8,620	1,296
1.95%	3	171	42	1,501	42	695	3,108	1,118
2.00%	79	72	15	548	14	2,254	676	745
2.05%	-	-	-	61	-	-	-	843
2.10%	324	157	225	1,369	594	3,275	2,533	1,116
2.15%	425	5,493	4,777	9,265	393	4,430	7,060	4,488
2.20%	-	-	21	-	2	65	2,484	81
2.25%	-	-	19	-	-	-	119	214
2.30%	176	149	70	-	-	-	399	-
2.35%	4	-	23	124	-	67	253	1,758
2.40%	-	2	-	-	-	-	36	-
2.45%	-	-	95	15	346	28	1,041	146
2.50%	-	-	-	57	-	-	677	734
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$3,318	$10,316	$10,003	$88,202	$11,160	$46,004	$61,890	$76,000

	RVMFU	RSRF	RVAMR	RBKF	RBMF	RVBER	RBF	RVCLR

0.45%	$343	$4	$511	$35	$322	$393	$763	$2,033
0.65%	29	1	-	13	39	-	102	-
0.70%	-	-	-	-	165	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	44	79	-	-	-	-	1	-
0.90%	-	-	-	-	16	-	80	-
0.95%	-	-	-	-	-	-	-	-
1.00%	-	-	96	-	-	26	-	41
1.05%	-	-	-	-	-	-	-	-
1.10%	72	146	-	-	-	-	-	-
1.15%	2,923	15,394	52,312	3,671	13,798	19,455	16,299	38,009
1.20%	-	-	-	-	-	-	120	-
1.25%	2,180	6,887	13,752	1,797	7,662	12,510	12,577	10,688
1.30%	-	-	-	-	-	-	-	-
1.35%	7,865	34,835	35,743	6,132	18,091	14,623	34,286	18,573
1.40%	819	5,563	2,135	3,133	7,766	823	12,317	1,023
1.45%	2,223	4,139	8	1,132	484	43	3,887	1,669
1.55%	9,816	30,199	35,567	1,231	4,780	39,585	15,216	117,706
1.60%	8,033	6,188	10,095	803	6,583	7,191	23,288	20,751
1.65%	2,253	4,213	7,474	568	1,208	8,175	4,708	16,781
1.80%	2,409	1,614	5,715	290	1,966	2,534	6,654	6,027
1.85%	1,260	167	-	41	196	-	1,960	-
1.90%	7,357	3,706	7,999	5,446	2,560	6,051	11,251	19,243
1.95%	988	286	7,441	16	324	3,396	1,866	15,434
2.00%	332	1,938	9,055	27	311	6,943	1,335	4,431
2.05%	-	-	-	-	-	-	251	-
2.10%	853	1,640	2,966	400	1,035	1,458	5,001	4,666
2.15%	113	338	10,873	64	291	5,901	9,430	420
2.20%	42	803	1,815	2	307	118	1,922	6,822
2.25%	-	-	-	-	-	-	-	-
2.30%	66	24	817	-	-	2,850	-	2,117
2.35%	170	33	79	45	23	-	58	-
2.40%	-	66	1,050	50	18	566	358	103
2.45%	-	3	9,777	16	48	1,700	923	507
2.50%	-	-	8,423	-	4	7,166	685	18,618
2.55%	20	94	59	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$50,210	$118,360	$223,762	$24,912	$67,997	$141,507	$165,338	$305,662

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RVCMD	RCPF	RVLDD	RELF	RENF	RESF	RLCE	RFSF

0.45%	$51	$2,083	$259	$431	$562	$326	$306	$309
0.65%	12	115	56	35	102	100	99	22
0.70%	2	152	-	110	234	-	-	122
0.80%	-	-	-	-	-	-	-	-
0.85%	-	-	26	-	167	-	-	-
0.90%	-	51	-	40	21	-	-	-
0.95%	-	137	-	-	-	-	-	-
1.00%	-	146	-	2	-	-	-	1
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	6,950	19,382	25,214	8,854	21,380	20,206	8,047	10,174
1.20%	-	2	-	30	12	10	-	274
1.25%	4,463	11,378	50,143	1,949	19,754	18,339	314	6,439
1.30%	-	-	-	-	-	-	-	-
1.35%	10,520	24,478	15,789	16,626	33,116	21,721	9,345	19,984
1.40%	1,107	12,545	3,566	9,796	13,903	7,586	2,386	7,869
1.45%	980	935	119	50	1,923	2,146	13	974
1.55%	4,711	11,586	8,912	2,077	10,600	8,373	2,133	5,793
1.60%	3,310	6,621	2,386	3,028	23,938	21,322	17,737	19,102
1.65%	2,778	6,208	1,934	1,566	9,647	8,689	172	2,521
1.80%	2,025	3,201	4,745	1,846	9,916	8,444	96	3,423
1.85%	430	460	699	649	804	1,229	135	521
1.90%	1,970	5,362	2,075	1,676	17,841	13,440	486	5,069
1.95%	715	502	1,770	419	7,128	1,249	350	887
2.00%	1,623	596	718	3	641	175	192	653
2.05%	-	-	-	-	-	-	-	-
2.10%	2,134	1,246	2,247	1,972	1,801	3,025	106	2,780
2.15%	323	607	422	182	2,313	1,329	437	951
2.20%	7	328	1,571	258	437	222	2	1,082
2.25%	-	-	-	-	-	-	-	-
2.30%	-	576	8	-	324	306	-	-
2.35%	81	155	-	51	284	195	-	-
2.40%	44	72	305	-	63	-	-	52
2.45%	931	175	92	-	367	120	-	432
2.50%	22	882	589	4	70	22	-	598
2.55%	10	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$45,199	$109,981	$123,645	$51,654	$177,348	$138,574	$42,356	$90,032

	RUGB	RHCF	RINF	RVIDD	RJNF	RVIMC	RAF	RVISC

0.45%	$11,079	$3,544	$123	$10	$6,190	$46	$198	$464
0.65%	2,352	298	111	99	1,144	113	18	62
0.70%	5	125	170	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	289	106	-	-	70	-	2	39
0.90%	-	59	-	-	-	-	-	-
0.95%	-	-	-	-	-	-	-	-
1.00%	1,475	423	-	-	108	-	-	-
1.05%	69	-	-	-	74	-	-	-
1.10%	35	-	-	-	-	-	-	-
1.15%	24,637	23,769	11,997	3,645	10,890	292	1,556	2,078
1.20%	-	245	193	-	-	-	-	-
1.25%	7,483	20,740	3,211	2,744	6,392	225	349	1,923
1.30%	-	-	-	-	-	-	-	-
1.35%	23,740	40,510	23,361	5,379	5,164	1,267	3,193	9,101
1.40%	5,120	17,794	13,858	2,770	1,263	266	246	1,976
1.45%	955	5,150	314	195	1,697	201	-	1,556
1.55%	7,958	14,667	8,928	2,466	4,806	2,551	2,094	5,731
1.60%	35,173	39,624	4,224	4,225	6,647	686	831	1,452
1.65%	14,510	5,597	1,612	938	7,665	101	46	452
1.80%	5,558	11,005	911	3,975	2,961	35	1,721	716
1.85%	801	1,658	334	297	189	-	-	328
1.90%	4,354	12,382	4,640	1,202	3,875	228	20	469
1.95%	2,921	2,897	1,062	211	3,424	130	32	184
2.00%	5,330	1,455	60	102	1,424	47	41	93
2.05%	3	267	-	-	-	-	-	-
2.10%	3,620	8,914	243	410	779	105	119	293
2.15%	932	4,000	1,047	6,511	635	5,964	914	1,857
2.20%	764	288	377	52	1,739	-	-	23
2.25%	-	-	-	-	-	-	-	-
2.30%	27	4	90	87	78	40	89	473
2.35%	160	497	90	38	78	-	-	13
2.40%	90	197	-	-	-	-	-	1
2.45%	302	925	227	82	145	133	256	16
2.50%	-	117	722	61	34	192	311	66
2.55%	96	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$159,838	$217,257	$77,905	$35,499	$67,471	$12,622	$12,036	$29,366

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RUF	RLCJ	RLF	RMED	RVARS	RVF	ROF	RNF

0.45%	$194	$4	$93	$394	$448	$34,086	$13,518	$6,523
0.65%	66	2	106	547	65	3,322	1,317	1,201
0.70%	-	-	197	-	-	-	-	21
0.80%	-	-	-	-	-	-	-	-
0.85%	8	-	-	-	83	186	354	36
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	112	-	-	-	-	-
1.00%	111	-	9	18	-	48	490	-
1.05%	-	-	-	-	-	110	39	-
1.10%	-	-	-	-	277	-	499	611
1.15%	5,854	4,171	13,175	12,179	14,111	33,413	25,171	38,977
1.20%	-	-	276	-	-	-	-	-
1.25%	2,250	196	2,028	2,941	12,319	64,308	15,690	3,733
1.30%	-	-	-	-	-	-	-	-
1.35%	12,343	4,259	21,897	11,870	19,148	22,264	30,087	54,720
1.40%	1,492	1,792	12,473	2,818	985	2,988	3,725	10,621
1.45%	552	1,070	82	76	7,087	1,374	1,301	-
1.55%	4,412	2,141	9,018	4,201	15,526	23,443	26,937	9,339
1.60%	2,364	1,177	2,495	3,171	8,051	13,132	24,831	4,862
1.65%	1,437	194	4,005	1,217	3,484	11,815	30,125	8,665
1.80%	2,172	1,396	787	3,368	2,289	4,091	20,670	3,867
1.85%	1,218	1	65	376	564	4,572	1,134	2,541
1.90%	571	6	806	3,283	2,583	5,998	11,356	6,849
1.95%	904	-	67	3,598	3,449	3,002	3,749	680
2.00%	44	145	-	363	2,806	1,637	5,301	1,724
2.05%	-	-	-	-	-	20	146	-
2.10%	187	1,179	575	1,309	689	5,837	6,139	1,482
2.15%	5,216	252	56	634	1,176	945	2,037	1,751
2.20%	-	-	431	2,125	154	1,390	567	1,144
2.25%	-	-	-	-	-	-	2	422
2.30%	142	-	659	-	734	-	6	673
2.35%	119	-	-	13	85	191	85	330
2.40%	4	-	26	-	-	128	5	255
2.45%	133	-	201	758	18	322	10	1,217
2.50%	191	87	453	604	-	144	-	207
2.55%	-	-	-	-	82	-	285	315
2.85%	-	-	-	-	-	-	-	-

Totals	$41,984	$18,072	$70,092	$55,863	$96,213	$238,766	$225,576	$162,766

	RPMF	RREF	RRF	RMEK	RTF	RVLCG	RVLCV	RVMCG

0.45%	$4,443	$747	$283	$1,531	$1,935	$11,986	$7,524	$3,388
0.65%	706	133	63	985	623	1,038	1,259	639
0.70%	101	132	163	-	-	8	8	8
0.80%	-	-	-	-	-	-	-	-
0.85%	20	6	-	4	124	43	239	73
0.90%	8	-	-	-	-	-	-	-
0.95%	22	130	-	-	-	109	107	103
1.00%	311	108	284	-	635	30	985	212
1.05%	-	-	-	-	-	4	22	15
1.10%	-	67	-	369	-	-	-	-
1.15%	25,579	20,477	7,578	13,857	26,217	40,414	39,467	28,581
1.20%	13	148	-	-	-	-	-	19
1.25%	12,815	9,277	1,867	2,533	104,826	51,387	53,040	16,396
1.30%	-	-	-	-	-	-	-	-
1.35%	33,545	29,778	12,815	15,169	23,499	168,081	50,819	61,921
1.40%	25,273	9,354	7,375	1,496	1,850	16,983	9,864	8,692
1.45%	821	2,594	53	141	2,418	8,470	6,800	3,434
1.55%	17,779	15,445	5,825	6,865	11,648	43,890	51,945	32,211
1.60%	9,477	16,356	1,378	4,325	7,069	109,289	205,175	47,010
1.65%	16,203	9,585	1,338	2,065	2,310	53,255	51,476	18,893
1.80%	6,104	3,838	359	4,317	9,335	25,753	26,780	13,288
1.85%	1,221	827	19	592	682	4,248	7,240	812
1.90%	5,671	6,466	2,080	2,339	2,378	138,756	105,194	91,075
1.95%	5,372	5,120	147	3,040	1,191	11,989	12,653	3,411
2.00%	1,802	3,058	7	968	1,874	5,439	5,552	928
2.05%	1	-	-	3	3	5	1,843	-
2.10%	3,314	4,762	48	4,049	4,220	9,405	17,087	6,503
2.15%	1,209	6,592	242	448	959	4,634	7,043	588
2.20%	97	404	310	771	524	134	376	214
2.25%	-	-	-	-	-	-	467	-
2.30%	39	567	-	7	244	17,087	62	3,714
2.35%	57	250	8	368	92	744	5,319	64
2.40%	75	-	-	298	23	1	64	-
2.45%	133	2,127	-	84	675	985	4,153	815
2.50%	262	840	33	157	486	1,053	1,639	1,049
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$172,473	$149,188	$42,275	$66,781	$205,840	$725,220	$674,202	$344,056

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	RVMCV	RVSCG	RVSCV	RVSDL	RTEC	RTEL	RTRF	RUTL

0.45%	$4,203	$2,446	$976	$683	$1,401	$36	$280	$1,873
0.65%	715	420	80	207	181	20	11	88
0.70%	7	-	-	2	127	-	137	-
0.80%	-	-	-	-	-	-	-	-
0.85%	34	66	3	104	-	-	-	92
0.90%	-	-	-	-	45	34	52	66
0.95%	93	58	-	29	-	-	100	-
1.00%	220	212	199	1	-	36	8	164
1.05%	21	11	1	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	15,201	10,940	12,351	4,105	14,764	2,786	20,673	13,205
1.20%	-	-	-	-	100	-	83	12
1.25%	8,987	9,083	12,415	2,278	6,010	1,754	4,976	10,958
1.30%	-	-	-	-	-	-	-	-
1.35%	25,760	65,554	25,780	5,770	30,625	5,050	34,827	18,056
1.40%	6,003	5,007	4,798	1,220	11,416	1,667	12,379	7,044
1.45%	1,364	2,516	1,354	385	2,400	1,378	684	941
1.55%	30,702	14,820	11,235	2,361	8,741	916	7,665	6,226
1.60%	66,729	30,615	14,697	2,755	9,301	1,945	9,770	13,218
1.65%	25,793	8,444	11,437	969	2,696	396	8,182	6,945
1.80%	12,054	6,368	10,600	973	4,780	490	4,596	2,462
1.85%	888	446	639	166	571	-	509	303
1.90%	59,996	67,754	31,094	1,476	13,480	102	11,248	5,608
1.95%	4,676	3,841	7,131	2,095	763	41	1,588	5,087
2.00%	424	879	248	650	565	-	737	180
2.05%	-	-	-	3	-	-	-	1
2.10%	4,289	7,873	3,977	319	4,095	12	5,137	2,445
2.15%	925	389	658	370	1,391	413	1,715	1,216
2.20%	207	9	195	-	263	-	526	127
2.25%	-	-	-	-	-	-	-	-
2.30%	52	18,830	-	723	6	-	679	92
2.35%	-	-	-	38	-	-	227	167
2.40%	-	-	-	24	-	-	-	20
2.45%	3,343	538	1,212	-	1,633	149	773	23
2.50%	34	22	-	-	18	6	1,067	658
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$272,720	$257,141	$151,080	$27,706	$115,372	$17,231	$128,629	$97,277

	RVWDL	GVFRB	GSBLMO	VWHA	VWAR	WRASP	HIBF3	GEM3

0.45%	$90	$437	$206	$513	$-	$1,764	$12	$57
0.65%	33	859	11	46	-	592	-	26
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	76	-	-
0.85%	6	-	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	-	-	-	-	169	42	-
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	2,289	5,533	120	6,909	63	33,757	5,504	871
1.20%	-	-	-	-	-	219	-	-
1.25%	886	5,875	817	6,906	8,842	46,717	1,219	683
1.30%	-	-	-	-	-	-	-	-
1.35%	1,151	36,882	176	5,415	1,934	74,740	5,007	1,056
1.40%	236	2,020	8	775	39	27,228	1,205	182
1.45%	135	2,544	440	1,188	2,611	4,042	-	251
1.55%	338	11,605	4,510	10,293	2,834	70,015	6,170	2,637
1.60%	330	23,638	642	9,077	1,465	55,990	1,013	1,360
1.65%	5	10,704	176	9,599	1,110	45,395	432	1,750
1.80%	155	3,201	441	4,329	2,679	13,990	98	257
1.85%	35	296	-	962	578	4,265	-	39
1.90%	311	7,622	1,177	7,317	1,559	25,145	126	1,387
1.95%	30	2,871	-	9,264	437	12,715	-	2,122
2.00%	77	2,290	-	380	62	1,659	-	14
2.05%	-	-	-	838	-	-	-	-
2.10%	20	1,650	302	2,950	51	7,257	-	433
2.15%	23	905	-	547	1,574	5,417	73	156
2.20%	-	1,994	-	185	197	816	-	-
2.25%	-	-	-	213	-	-	-	-
2.30%	-	-	-	-	-	-	-	-
2.35%	-	19	30	1,714	-	515	-	-
2.40%	-	750	-	130	-	-	-	-
2.45%	-	27	-	485	-	1,420	-	2
2.50%	-	-	-	910	-	180	-	31
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$6,150	$121,722	$9,056	$80,945	$26,035	$434,083	$20,901	$13,314

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	TRF3	GBF3	GVIDA6	NVDBL6	NVDCA6	GVIDC6	GVIDM6	GVDMA6

0.45%	$318	$145	$12	$178	$-	$121	$778	$225
0.65%	-	-	6	-	-	-	-	-
0.70%	-	-	-	-	-	-	-	-
0.80%	-	-	-	-	-	-	-	-
0.85%	-	16	-	-	-	-	-	-
0.90%	-	-	-	-	-	-	-	-
0.95%	-	90	-	-	-	-	-	-
1.00%	-	-	-	78	78	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	-	-	-	-	-	-	-
1.15%	1,258	10,036	2,645	1,454	547	9,578	21,624	7,652
1.20%	-	-	-	-	-	-	-	-
1.25%	786	818	2,238	577	446	2,325	1,298	269
1.30%	-	-	-	-	-	-	-	-
1.35%	2,487	9,231	6,508	416	12	10,742	24,230	11,056
1.40%	216	1,612	2,300	89	20	1,808	7,017	3,226
1.45%	-	391	-	60	-	-	7	16
1.55%	-	6,222	1,103	416	288	6,985	10,988	2,573
1.60%	1,594	2,729	8,943	1,039	1,374	3,423	8,337	3,305
1.65%	382	2,142	443	325	2,698	6,046	3,198	391
1.80%	15	282	1,683	353	-	326	224	133
1.85%	9	-	163	-	-	6,683	8	-
1.90%	206	64	2,601	28	306	286	398	874
1.95%	-	2,642	604	36	73	1,280	23	15
2.00%	-	17	-	421	-	793	673	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	629	-	-	-	7	-	-
2.15%	-	218	18	-	-	82	-	12
2.20%	-	-	-	-	-	-	146	-
2.25%	-	-	-	-	-	-	-	-
2.30%	27	-	-	-	924	1,923	229	-
2.35%	-	51	-	-	-	-	217	-
2.40%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	472	-
2.50%	-	-	-	-	142	-	631	-
2.55%	-	-	-	-	-	-	-	-
2.85%	-	-	-	-	-	-	-	-

Totals	$7,298	$37,335	$29,267	$5,470	$6,908	$52,408	$80,498	$29,747

	GVDMC6	GVDIV6	SCGF3	SCVF3	SCF3

0.45%	$81	$78	$32	$865	$103
0.65%	-	-	-	4	34
0.70%	-	-	-	-	-
0.80%	-	-	-	-	-
0.85%	-	-	-	55	-
0.90%	-	-	-	-	-
0.95%	-	-	-	12	-
1.00%	-	-	-	-	-
1.05%	-	-	-	-	-
1.10%	-	-	-	-	-
1.15%	4,148	655	443	527	3,236
1.20%	-	-	-	-	4
1.25%	4,882	926	409	1,533	854
1.30%	-	-	-	-	-
1.35%	12,168	1,125	2,002	2,046	4,485
1.40%	5,363	36	278	751	1,413
1.45%	85	111	43	104	78
1.55%	1,760	1,598	807	893	1,386
1.60%	3,365	4,919	701	1,084	857
1.65%	281	1,623	262	1,181	1,281
1.80%	229	367	1,815	372	238
1.85%	5	17	17	17	18
1.90%	5,214	1,573	772	1,201	551
1.95%	579	482	47	68	128
2.00%	-	62	254	14	-
2.05%	517	-	33	-	-
2.10%	930	531	447	481	328
2.15%	20	67	366	92	12
2.20%	-	-	277	36	-
2.25%	132	-	-	-	-
2.30%	-	-	-	-	-
2.35%	1,034	-	-	-	-
2.40%	-	-	-	-	-
2.45%	-	251	-	123	-
2.50%	456	-	90	-	-
2.55%	-	-	-	-	-
2.85%	-	-	-	-	-

Totals	$41,249	$14,421	$9,095	$11,459	$15,006

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2014 and 2013, total transfers to the Account from the fixed account were $16,765,003 and $12,682,538, respectively, and total transfers from the Account to the fixed account were $16,851,051 and $12,657,583, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $1,293,658 and $997,086 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits, the Company contributed $709,188 and $524,725 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $1,206,401 and $2,818,823 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2014 and 2013, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2014.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$1,524,710,065	$-	$-	$1,524,710,065

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 were as follows:

	Purchases of Investments	Sales of Investments
VIT- ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)	$6,889,962	$1,564,112
Global Small Capitalization Fund - Class 4 (AMVGS4)	2,342,095	1,741,534
Global Allocation V.I. Fund - Class III (MLVGA3)	14,569,712	7,616,503
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)	3,884,668	3,868,624
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)	2,001,800	1,466,375
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)	24,664	1,400
Dynamic VP HY Bond Fund (DXVHY)	4,038,903	5,578,973
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	109,229	2,697
VI Balanced-Risk Allocation Fund- Series II Shares (IVBRA2)	2,519,933	735,687
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	5,533,409	2,787,330
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)	1,445,092	320,586
The Merger Fund VL (MGRFV)	1,945,189	891,776
UIF, Inc. - Global Infrastructure Portfolio- Class II (MSGI2)	1,880,292	206,060
Emerging Markets Debt Portfolio - Class II (MSEMB)	2,760,368	654,474
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)	1,000,116	447,019
Global Real Estate Portfolio - Class II (VKVGR2)	5,245,984	1,955,116
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)	1,603,156	664,518
NVIT Flexible Fixed Income Fund Class P (NVFIP)	5,353,011	4,772,806
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)	1,062,103	445,437
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	10,641,717	5,951,219
Federated NVIT High Income Bond Fund - Class I (HIBF)	4,283,078	799,315
NVIT Emerging Markets Fund - Class I (GEM)	4,117,524	1,281,035
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)	5,588,216	5,704,636
NVIT Cardinal Balanced Fund - Class II (NVCRB2)	19,249,742	5,368,351
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)	8,765,016	1,864,904
NVIT Cardinal Conservative Fund - Class II (NVCCN2)	16,299,160	5,170,951
NVIT Cardinal Moderate Fund - Class II (NVCMD2)	32,585,604	28,420,133
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)	20,621,654	30,409,756
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)	19,827,325	9,947,991

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

NVIT Core Plus Bond Fund - Class II (NVLCP2)	20,231,064	10,945,326
NVIT Nationwide Fund - Class I (TRF)	3,664,699	674,494
NVIT Government Bond Fund - Class I (GBF)	20,801,499	14,290,053
American Century NVIT Growth Fund -Class II (CAF2)	1,645,063	531,223
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	7,201,783	886,847
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	2,123,279	99,264
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	4,762,106	523,700
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	15,326,404	5,187,713
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	19,919,833	2,079,440
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	8,494,432	1,238,766
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	14,405,724	4,757,917
NVIT Money Market Fund - Class I (SAM)	149,236	111,620
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)	3,942,768	3,809,876
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)	4,807,225	760,610
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)	5,429,300	3,413,667
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)	16,033,213	12,950,997
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	34,269	50,723
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)	13,180,095	10,774,263
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	20,091,020	15,998,830
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	3,288,409	747,278
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	6,090,899	1,074,052
NVIT Multi-Manager Small Company Fund - Class I (SCF)	5,581,939	1,924,350
NVIT Multi-Sector Bond Fund - Class I (MSBF)	4,785,101	1,527,385
NVIT Short Term Bond Fund - Class II (NVSTB2)	12,067,673	8,679,822
NVIT Real Estate Fund - Class II (NVRE2)	10,071,039	4,879,957
NVIT Money Market Fund - Class II (NVMM2)	1,034,736,228	977,459,809
Loring Ward NVIT Moderate Fund - Class II (NVLM2)	3,562,400	217,915
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)	1,385,075	516,312
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)	962,011	358,367
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	1,164,655	153,135
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	562,620	54,361
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	326,237	9,008
7Twelve Balanced Portfolio (NO7TB)	2,291,789	345,755
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)	1,574,138	664,610
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)	8,329,781	11,476,368
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)	11,895,955	6,918,119
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)	4,810,227	1,327,334
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)	1,828,109	1,095,299
VP Income & Growth Fund - Class III (ACVIG3)	9,383,056	2,692,824
VP Inflation Protection Fund - Class II (ACVIP2)	9,867,217	5,842,744
VP Ultra(R) Fund - Class III (ACVU3)	732,732	189,550
VP Value Fund - Class III (ACVV3)	8,536,161	3,238,419
Mid Cap Stock Portfolio- Service Shares (DVMCSS)	1,245,751	93,193
Quality Bond Fund II - Primary Shares (FQB)	194	75
VIP Asset Manager Portfolio - Service Class 2 (FAM2)	1,887,466	1,937,466
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)	813,996	1,863,548
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)	5,399,126	2,467,041
VIP Growth Portfolio - Service Class 2 R (FG2R)	39,498,855	20,104,196
VIP High Income Portfolio - Service Class 2R (FHI2R)	28,610,827	27,021,167
Franklin Income Securities Fund - Class 2 (FTVIS2)	20,274,347	9,287,242
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	5,113,129	5,290,159
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	2,689,895	2,690,510
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)	184,085	340,998
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)	8,161,275	20,987,596
Global Securities Fund/VA - Service Class (OVGSS)	3,713,969	2,274,566
All Asset Portfolio - Advisor Class (PMVAAD)	6,544,044	5,981,034
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)	3,221,913	3,048,724
Low Duration Portfolio - Advisor Class (PMVLAD)	12,573,120	12,760,642
Total Return Portfolio - Advisor Class (PMVTRD)	18,004,842	23,257,846
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)	1,908,315	1,626,714
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)	6,451,339	5,890,051
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)	6,339,125	4,519,096
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)	59,313,506	84,688,385
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)	3,045,338	3,732,037
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)	74,791	205,004
VP UltraShort NASDAQ-100 (PROUSN)	46,538,214	45,886,277
VP Access High Yield Fund (PROAHY)	98,666,619	178,604,192
VP Asia 30 (PROA30)	23,058,929	24,321,870
VP Banks (PROBNK)	6,262,595	6,703,049
VP Basic Materials (PROBM)	15,090,007	15,779,053
VP Bear (PROBR)	20,282,490	19,666,155
VP Biotechnology (PROBIO)	18,637,135	14,570,693
VP Bull (PROBL)	350,541,646	322,188,255
VP Consumer Goods (PROCG)	12,577,610	5,405,697
VP Consumer Services (PROCS)	14,178,493	9,038,031
VP Emerging Markets (PROEM)	35,102,994	35,617,098
VP Europe 30 (PROE30)	14,554,066	15,015,313
VP Financials (PROFIN)	11,864,428	10,585,158
VP Health Care (PROHC)	18,649,575	13,082,930
VP Industrials (PROIND)	4,876,090	8,554,851
VP International (PROINT)	8,083,771	9,909,280
VP Internet (PRONET)	6,125,920	7,208,363
VP Japan (PROJP)	13,193,953	13,797,545
VP NASDAQ-100 (PRON)	118,483,718	111,982,660
VP Oil & Gas (PROOG)	16,897,435	8,846,317
VP Pharmaceuticals (PROPHR)	13,587,039	12,873,557

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

VP Precious Metals (PROPM)		11,903,555	11,555,977
VP Real Estate (PRORE)		14,319,453	10,475,151
VP Rising Rates Opportunity (PRORRO)		30,919,856	32,045,575
VP Semiconductor (PROSCN)		11,420,085	6,962,665
VP Short Emerging Markets (PROSEM)		5,575,955	5,681,802
VP Short International (PROSIN)		3,540,063	3,638,808
VP Short NASDAQ-100 (PROSN)		14,265,609	13,919,743
VP Technology (PROTEC)		15,725,631	14,486,770
VP Telecommunications (PROTEL)		2,363,244	2,176,706
VP U.S. Government Plus (PROGVP)		38,458,454	38,356,142
VP UltraNASDAQ-100 (PROUN)		80,581,021	83,805,749
VP Utilities (PROUTL)		18,284,549	15,135,847
Global Managed Futures Strategy (RVMFU)		3,275,034	3,544,608
Variable Fund - Long Short Equity Fund (RSRF)		1,960,065	2,328,265
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)		5,757,202	4,071,436
Variable Trust - Banking Fund (RBKF)		8,030,620	7,426,682
Variable Trust - Basic Materials Fund (RBMF)		14,770,882	15,430,791
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)		5,225,293	1,879,824
Variable Trust - Biotechnology Fund (RBF)		21,931,143	20,426,748
Variable Fund - CLS AdvisorOne Clermont (RVCLR)		12,308,247	4,255,020
Variable Trust - Commodities Strategy Fund (RVCMD)		3,974,040	3,597,792
Variable Trust - Consumer Products Fund (RCPF)		15,370,751	14,694,068
Variable Trust - Dow 2x Strategy Fund (RVLDD)		61,256,003	65,353,123
Variable Trust - Electronics Fund (RELF)		14,415,037	12,613,564
Variable Trust - Energy Fund (RENF)		31,063,411	18,440,143
Variable Trust - Energy Services Fund (RESF)		32,543,695	23,317,562
Variable Trust - Europe 1.25x Strategy Fund (RLCE)		15,536,008	20,502,333
Variable Trust - Financial Services Fund (RFSF)		11,578,405	9,758,422
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)		169,631,244	166,017,632
Variable Trust - Health Care Fund (RHCF)		26,593,787	23,184,111
Variable Trust - Internet Fund (RINF)		11,067,470	15,202,510
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)		64,373,000	63,932,498
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)		88,465,519	96,192,970
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)		6,050,942	5,949,977
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)		10,932,331	10,860,161
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)		48,369,496	48,328,396
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)		46,597,564	45,905,889
Variable Trust - Japan 2x Strategy Fund (RLCJ)		14,362,512	14,777,134
Variable Trust - Leisure Fund (RLF)		8,551,307	8,092,911
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)		28,381,572	30,025,951
Variable Fund - Multi-Hedge Strategies (RVARS)		1,502,015	2,147,161
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)		127,963,886	110,670,198
Variable Trust - NASDAQ-100(R) Fund (ROF)		93,759,170	96,634,123
Variable Trust - Nova Fund (RNF)		193,453,752	211,624,544
Variable Trust - Precious Metals Fund (RPMF)		19,612,802	18,239,557
Variable Trust - Real Estate Fund (RREF)		22,697,075	20,567,183
Variable Trust - Retailing Fund (RRF)		9,382,938	9,488,162
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)		55,743,111	55,954,026
Variable Trust - S&P 500 2x Strategy Fund (RTF)		75,700,800	74,887,040
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)		104,994,017	81,464,097
Variable Trust - S&P 500 Pure Value Fund (RVLCV)		86,223,787	88,007,981
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)		99,736,583	110,829,503
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)		64,589,397	72,442,150
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)		25,704,468	39,192,135
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)		17,876,943	21,196,649
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)		24,234,515	21,881,176
Variable Trust - Technology Fund (RTEC)		16,996,981	14,117,391
Variable Trust - Telecommunications Fund (RTEL)		9,906,744	9,794,177
Variable Trust - Transportation Fund (RTRF)		18,187,936	19,412,560
Variable Trust - Utilities Fund (RUTL)		31,783,678	28,174,195
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)		2,439,572	2,426,993
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)		15,641,794	13,617,895
Series M (Macro Opportunities Series) (GSBLMO)		1,285,163	331,081
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)		7,841,229	6,675,894
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)		470,818	275,231
Variable Insurance Portfolios - Asset Strategy (WRASP)		12,268,342	11,403,610
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)		95,171	4,962,383
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)		735,688	3,761,060
NVIT Nationwide Fund - Class III (obsolete) (TRF3)		177,075	2,058,172
NVIT Government Bond Fund - Class III (obsolete) (GBF3)		626,071	9,809,021
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)		727,122	7,187,212
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)		310,304	1,648,033
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)		198,940	1,487,253
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)		1,969,968	12,019,007
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)		836,014	19,933,567
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)		247,120	7,361,904
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)		611,195	10,298,177
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)		802,410	3,278,193
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)		435,604	2,017,385
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)		768,554	3,435,502
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)		528,059	3,660,452

	Total	$4,813,384,026	$4,609,544,542

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

(5) Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2014, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2014. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIT-ALPS/Alerian Energy Infrastructure Portfolio: Class III (AAEIP3)
2014	0.45% to 2.20%	475,016	$11.57 to $ 11.33	$5,434,050	0.26%	11.41% to 9.45%
2013	1.25% to 1.55%	15,416	10.37 to 10.37	159,842	0.00%	3.70% to 3.65%	****
Global Small Capitalization Fund - Class 4 (AMVGS4)
2014	0.45% to 2.45%	147,152	11.72 to 11.33	1,692,177	0.07%	1.42% to -0.61%
2013	0.45% to 2.45%	97,190	11.55 to 11.40	1,115,290	0.18%	15.53% to 13.97%	****
Global Allocation V.I. Fund -Class III (MLVGA3)
2014	0.45% to 2.45%	2,368,131	12.96 to 11.79	29,246,367	2.43%	1.47% to -0.57%
2013	0.45% to 2.45%	2,020,857	12.78 to 11.86	24,936,791	1.21%	13.90% to 11.61%
2012	0.45% to 2.45%	1,703,212	11.22 to 10.63	18,765,559	1.30%	9.47% to 7.27%
2011	0.45% to 2.45%	2,154,758	10.25 to 9.91	21,919,978	2.34%	-4.07% to -6.00%
2010	0.65% to 2.30%	1,720,332	10.67 to 10.55	18,448,273	1.82%	6.66% to 5.49%	****
Credit Suisse Trust - Commodity Return Strategy Portfolio (CSCRS)
2014	0.45% to 2.15%	72,108	7.45 to 6.87	513,524	0.00%	-17.38% to -18.80%
2013	0.45% to 2.10%	77,903	9.02 to 8.48	678,614	0.00%	-10.67% to -12.16%
2012	0.45% to 2.35%	76,969	10.09 to 9.59	757,682	0.00%	-2.54% to -4.40%
2011	0.45% to 2.35%	220,959	10.36 to 10.03	2,248,913	2.90%	-13.04% to -14.70%
2010	0.45% to 2.10%	52,295	11.91 to 11.78	618,686	8.95%	19.11% to 17.80%	****
Insurance Trust - Direxion VP Indexed Managed Futures Strategy Fund (DXVIMF)
2014	1.15% to 2.10%	59,108	11.36 to 11.29	669,623	0.00%	13.59% to 12.86%	****
Insurance Trust - Direxion VP Indexed Commodity Strategy Fund (DXVIC)
2014	1.25% to 2.00%	2,438	9.18 to 9.13	22,335	0.00%	-8.23% to -8.70%	****
Dynamic VP HY Bond Fund (DXVHY)
2014	1.15% to 2.50%	99,835	10.66 to 10.27	1,046,427	2.25%	-1.25% to -2.60%
2013	0.45% to 2.50%	243,208	10.92 to 10.55	2,603,468	2.21%	3.48% to 1.35%
2012	0.45% to 2.50%	3,380,507	10.55 to 10.41	35,460,908	2.03%	5.51% to 4.06%	****
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2014	1.25% to 2.15%	10,294	10.54 to 10.43	107,843	0.06%	2.65% to 1.71%
VI Balanced-Risk Allocation Fund-Series II Shares (IVBRA2)
2014	1.15% to 2.40%	177,984	10.46 to 10.31	1,852,143	0.00%	4.49% to 3.17%
2013	1.15% to 1.95%	9,981	10.01 to 10.00	99,864	0.00%	0.09% to -0.02%	****
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2014	0.45% to 2.35%	420,710	9.40 to 9.10	3,890,330	3.06%	-5.07% to -6.88%
2013	0.45% to 2.15%	155,773	9.90 to 9.79	1,534,818	2.03%	-1.01% to -2.14%	****
MFS Global Tactical Allocation Portfolio - Service Class (MVGTAS)
2014	0.45% to 2.20%	230,786	11.62 to 10.88	2,575,329	2.96%	3.78% to 1.95%
2013	0.65% to 2.20%	132,266	11.13 to 10.68	1,439,574	3.25%	7.84% to 6.15%
2012	0.45% to 2.10%	65,019	10.36 to 10.07	665,915	1.72%	8.77% to 6.96%
2011	1.25% to 2.10%	10,601	9.47 to 9.42	100,241	1.49%	-5.27% to -5.82%	****
The Merger Fund VL (MGRFV)
2014	0.45% to 2.45%	102,527	10.16 to 9.93	1,028,059	1.94%	0.92% to -1.11%
2013	1.40% to 1.60%	769	10.05	7,729	0.29%	0.53% to 0.50%	****
UIF, Inc. - Global Infrastructure Portfolio - Class II (MSGI2)
2014	0.45% to 2.45%	159,377	10.67 to 10.53	1,688,966	0.00%	6.72% to 5.28%	****
Emerging Markets Debt Portfolio - Class II (MSEMB)
2014	0.45% to 2.50%	314,954	11.33 to 10.49	3,414,099	5.48%	2.43% to 0.32%
2013	0.45% to 2.50%	136,329	11.06 to 10.46	1,465,404	2.97%	-9.17% to -11.04%
2012	0.45% to 2.45%	116,382	12.17 to 11.77	1,399,443	2.00%	17.34% to 14.98%
2011	1.15% to 2.35%	37,475	10.33 to 10.24	387,515	2.14%	3.26% to 2.43%	****
Global Tactical Asset Allocation Portfolio - Class II (MSVGT2)
2014	0.65% to 2.10%	133,415	11.75 to 11.13	1,518,753	0.77%	1.33% to -0.15%
2013	1.15% to 2.20%	94,227	11.44 to 11.12	1,068,006	0.09%	14.42% to 13.21%
2012	0.45% to 2.10%	23,083	10.12 to 9.84	229,892	1.84%	13.18% to 11.30%
2011	1.15% to 1.80%	6,278	8.90 to 8.86	55,665	0.43%	-11.03% to -11.44%	****
Global Real Estate Portfolio - Class II (VKVGR2)
2014	0.45% to 2.50%	541,529	12.50 to 11.58	6,508,503	0.77%	13.34% to 11.01%
2013	0.45% to 2.50%	252,548	11.03 to 10.43	2,700,517	3.52%	2.17% to 0.07%
2012	0.45% to 2.45%	147,631	10.79 to 10.43	1,569,234	0.46%	29.36% to 26.75%
2011	0.45% to 1.90%	10,187	8.34 to 8.26	84,552	1.88%	-16.58% to -17.39%	****
NVIT Flexible Moderate Growth Fund Class P (NVFMGP)
2014	1.25% to 1.95%	86,529	10.24 to 10.20	884,088	2.68%	2.44% to 1.95%	****
NVIT Flexible Fixed Income Fund Class P (NVFIP)
2014	1.25% to 1.90%	55,403	9.75 to 9.70	538,888	3.96%	-2.52% to -2.95%	****
Lazard NVIT Flexible Opportunistic Strategies Fund P (NLFOSP)
2014	1.25% to 1.95%	60,458	10.24 to 10.19	617,679	0.81%	2.38% to 1.89%	****
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2014	0.45% to 2.50%	1,778,833	13.86 to 12.84	23,660,831	1.01%	4.52% to 2.37%
2013	0.45% to 2.45%	1,422,066	13.26 to 12.56	18,317,071	1.62%	22.73% to 20.27%
2012	0.45% to 2.45%	463,618	10.81 to 10.45	4,926,147	1.34%	15.19% to 12.88%
2011	0.45% to 2.45%	91,567	9.38 to 9.25	855,513	0.01%	-6.20% to -7.45%	****
Federated NVIT High Income Bond Fund - Class I (HIBF)
2014	0.45% to 1.90%	338,008	9.90 to 9.80	3,331,555	3.65%	-0.97% to -1.96%	****
NVIT Emerging Markets Fund - Class I (GEM)
2014	0.45% to 2.50%	284,459	9.71 to 9.58	2,740,098	0.85%	-2.86% to -4.23%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class II (NVCRA2)
2014	0.45% to 2.10%	277,822	$15.61 to $ 14.44	$4,131,688	2.08%	4.03% to 2.30%
2013	0.45% to 1.90%	317,750	15.01 to 14.22	4,598,220	2.24%	28.89% to 27.02%
2012	1.15% to 1.90%	17,631	11.43 to 11.20	198,613	1.07%	14.81% to 13.94%
2011	1.15% to 1.90%	36,757	9.95 to 9.83	362,885	1.86%	-7.45% to -8.15%
2010	1.25% to 1.80%	58,478	10.75 to 14.56	635,621	0.00%	7.47% to 7.11%	****
NVIT Cardinal Balanced Fund - Class II (NVCRB2)
2014	0.45% to 2.50%	1,645,659	13.55 to 12.30	21,415,970	3.86%	3.83% to 1.69%
2013	0.45% to 2.30%	621,011	13.05 to 12.19	7,851,324	2.42%	14.14% to 12.02%
2012	0.45% to 2.15%	217,237	11.44 to 10.92	2,507,709	1.54%	10.56% to 8.67%
2011	0.45% to 2.50%	189,389	10.34 to 9.99	2,014,980	2.14%	-1.79% to -3.81%
2010	1.15% to 1.90%	95,478	10.48 to 10.43	1,026,304	0.48%	4.82% to 4.30%	****
NVIT Cardinal Capital Appreciation Fund - Class II (NVCCA2)
2014	0.45% to 2.55%	1,031,275	14.57 to 13.19	14,226,928	3.11%	4.23% to 2.03%
2013	0.45% to 2.50%	561,382	13.98 to 12.95	7,534,357	2.22%	20.70% to 18.22%
2012	1.15% to 2.20%	225,897	11.37 to 11.05	2,548,266	1.34%	12.33% to 11.14%
2011	0.85% to 2.20%	168,205	10.17 to 9.94	1,712,225	2.10%	-4.27% to -5.57%
2010	1.15% to 2.00%	111,776	10.60 to 10.54	1,204,642	0.70%	6.01% to 5.41%	****
NVIT Cardinal Conservative Fund - Class II (NVCCN2)
2014	0.45% to 2.30%	1,390,229	12.01 to 11.01	15,754,070	3.01%	2.87% to 0.96%
2013	0.45% to 2.30%	449,995	11.68 to 10.90	5,058,961	1.60%	4.46% to 2.52%
2012	0.45% to 2.30%	685,218	11.18 to 10.63	7,479,943	1.84%	7.01% to 5.02%
2011	0.45% to 2.30%	547,754	10.44 to 10.12	5,667,245	2.69%	0.96% to -0.92%
2010	0.65% to 2.50%	496,507	10.33 to 10.20	5,160,936	0.61%	3.32% to 2.04%	****
NVIT Cardinal Moderate Fund - Class II (NVCMD2)
2014	0.45% to 2.50%	2,108,083	14.05 to 12.75	28,147,988	2.54%	4.10% to 1.96%
2013	0.45% to 2.50%	1,910,678	13.50 to 12.51	24,832,669	2.68%	17.27% to 14.86%
2012	0.45% to 2.50%	311,040	11.51 to 10.89	3,517,624	1.20%	11.86% to 9.55%
2011	0.45% to 2.50%	354,699	10.29 to 9.94	3,630,782	2.31%	-2.77% to -4.77%
2010	0.65% to 2.20%	284,817	10.57 to 10.46	3,007,048	0.36%	5.71% to 4.61%	****
NVIT Cardinal Moderately Aggressive Fund - Class II (NVCMA2)
2014	0.45% to 2.50%	290,550	14.94 to 13.56	4,143,500	1.78%	4.09% to 1.95%
2013	0.45% to 2.50%	1,121,366	14.35 to 13.30	15,511,195	2.68%	23.72% to 21.17%
2012	0.45% to 2.10%	133,371	11.60 to 11.10	1,511,711	1.14%	14.07% to 12.17%
2011	0.45% to 2.10%	167,695	10.17 to 9.89	1,680,122	2.22%	-5.10% to -6.67%
2010	1.15% to 2.20%	124,800	10.67 to 10.59	1,329,516	0.15%	6.67% to 5.92%	****
NVIT Cardinal Moderately Conservative Fund - Class II (NVCMC2)
2014	0.45% to 2.85%	1,262,452	13.06 to 11.66	15,623,836	3.95%	3.61% to 1.12%
2013	0.45% to 2.85%	508,881	12.61 to 11.53	6,182,259	2.43%	10.74% to 8.07%
2012	0.45% to 2.85%	222,877	11.39 to 10.67	2,488,745	1.89%	9.55% to 6.90%
2011	0.45% to 2.85%	135,890	10.39 to 9.98	1,391,413	2.48%	-0.72% to -3.11%
2010	1.15% to 2.35%	111,604	10.42 to 10.34	1,181,778	0.82%	4.20% to 3.36%	****
NVIT Core Plus Bond Fund - Class II (NVLCP2)
2014	0.45% to 2.45%	1,143,294	11.20 to 10.40	12,303,527	3.39%	4.41% to 2.31%
2013	0.45% to 2.45%	291,655	10.73 to 10.17	3,046,972	1.19%	-2.49% to -4.45%
2012	0.45% to 2.45%	635,977	11.01 to 10.64	6,868,065	2.23%	6.63% to 4.49%
2011	0.45% to 2.35%	239,858	10.32 to 10.19	2,459,167	1.63%	3.20% to 1.89%	****
NVIT Nationwide Fund - Class I (TRF)
2014	0.45% to 2.30%	293,951	10.96 to 10.82	3,208,499	0.87%	9.56% to 8.16%	****
NVIT Government Bond Fund - Class I (GBF)
2014	0.45% to 2.50%	651,310	10.23 to 10.08	6,606,686	1.06%	2.26% to 0.81%	****
American Century NVIT Growth Fund - Class II (CAF2)
2014	0.45% to 2.50%	98,599	13.13 to 12.69	1,272,551	0.92%	10.54% to 8.27%
2013	0.45% to 1.65%	7,357	11.88 to 11.79	86,833	1.24%	18.82% to 17.86%	****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2014	0.45% to 2.50%	628,850	10.41 to 10.27	6,502,909	1.48%	4.14% to 2.67%	****
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2014	0.45% to 2.30%	199,407	10.32 to 10.19	2,044,443	1.75%	3.17% to 1.85%	****
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2014	0.45% to 2.50%	411,780	10.39 to 10.25	4,252,319	2.93%	3.94% to 2.47%	****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2014	0.45% to 2.50%	978,369	10.22 to 10.08	9,933,726	1.56%	2.21% to 0.76%	****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2014	0.45% to 2.50%	1,768,302	10.38 to 10.23	18,278,859	1.53%	3.82% to 2.35%	****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2014	0.45% to 2.50%	719,794	10.39 to 10.24	7,430,132	1.48%	3.85% to 2.38%	****
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2014	0.45% to 2.50%	944,676	10.31 to 10.17	9,682,645	1.48%	3.12% to 1.66%	****
NVIT Money Market Fund - Class I (SAM)
2014	1.30%	11,504	9.41	108,219	0.00%	-1.30%
2013	1.30%	7,408	9.53	70,606	0.00%	-1.30%
2012	1.30%	8,730	9.66	84,301	0.00%	-1.30%
2011	1.30%	2,844	9.78	27,826	0.00%	-1.30%
2010	1.30%	2,848	9.91	28,231	0.00%	-0.87%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager International Growth Fund - Class VI (NVMIG6)
2014	0.45% to 2.45%	224,523	$13.74 to $ 12.50	$2,944,411	2.27%	-1.80% to -3.77%
2013	0.45% to 2.45%	224,855	13.99 to 12.99	3,097,568	0.87%	20.53% to 18.11%
2012	0.45% to 2.45%	146,827	11.61 to 10.99	1,708,592	0.37%	15.00% to 12.68%
2011	0.45% to 2.10%	134,318	10.09 to 9.82	1,387,046	1.12%	-10.03% to -11.52%
2010	0.45% to 2.00%	117,515	11.22 to 15.12	1,328,684	1.28%	12.16% to 11.04%	****
NVIT Multi-Manager International Value Fund - Class II (GVDIV2)
2014	0.45% to 2.45%	405,939	9.06 to 8.94	3,655,246	1.72%	-9.37% to -10.62%	****
NVIT Multi-Manager Large Cap Growth Fund - Class II (NVMLG2)
2014	0.45% to 2.50%	268,848	17.71 to 16.07	4,501,661	0.33%	9.65% to 7.39%
2013	0.45% to 2.15%	153,389	16.15 to 15.16	2,403,821	0.68%	33.81% to 31.53%
2012	0.45% to 2.20%	103,904	12.07 to 11.51	1,216,799	0.30%	15.62% to 13.58%
2011	0.45% to 2.20%	47,841	10.44 to 10.14	492,097	0.00%	-3.67% to -5.36%
2010	0.45% to 2.20%	11,035	10.84 to 10.71	124,890	0.00%	8.36% to 7.09%	****
NVIT Multi-Manager Large Cap Value Fund - Class II (NVMLV2)
2014	0.45% to 2.45%	358,216	16.68 to 15.17	5,667,146	1.29%	9.75% to 7.54%
2013	0.45% to 2.45%	177,261	15.20 to 14.11	2,590,277	1.44%	34.42% to 31.72%
2012	0.45% to 2.15%	85,985	11.30 to 10.80	950,777	1.62%	17.06% to 15.06%
2011	0.45% to 2.10%	45,504	9.66 to 9.39	435,609	1.01%	-6.51% to -8.06%
2010	0.45% to 2.05%	26,704	10.33 to 14.35	294,080	0.72%	3.30% to 2.23%	****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2014	1.15% to 1.60%	11,097	23.45 to 22.85	257,049	0.00%	2.84% to 2.37%
2013	1.15% to 1.60%	13,265	22.81 to 22.32	299,534	0.00%	37.35% to 36.72%
2012	1.15% to 1.60%	18,910	16.60 to 16.33	311,905	0.00%	13.58% to 13.06%
2011	1.15% to 1.60%	24,039	14.62 to 14.44	349,691	0.00%	-5.33% to -5.76%
2010	1.15% to 1.80%	40,034	15.44 to 9.63	615,744	0.00%	25.36% to 24.65%
NVIT Multi-Manager Mid Cap Growth Fund - Class II (NVMMG2)
2014	0.45% to 2.45%	267,498	17.47 to 15.89	4,434,759	0.00%	3.25% to 1.18%
2013	0.45% to 2.45%	155,713	16.92 to 15.71	2,538,327	0.00%	37.98% to 35.21%
2012	0.45% to 2.35%	142,567	12.26 to 11.65	1,701,976	0.00%	14.13% to 11.94%
2011	0.45% to 2.10%	148,078	10.75 to 10.45	1,602,759	0.00%	-4.88% to -6.45%
2010	0.45% to 2.10%	114,607	11.30 to 11.17	1,316,242	0.00%	12.97% to 11.72%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2014	0.45% to 2.45%	475,679	19.22 to 17.49	8,764,471	1.61%	16.49% to 14.15%
2013	0.45% to 2.45%	314,354	16.50 to 15.32	5,049,077	1.23%	35.07% to 32.36%
2012	0.45% to 2.10%	117,223	12.22 to 11.69	1,397,941	1.58%	15.82% to 13.90%
2011	0.45% to 2.10%	57,643	10.55 to 10.26	605,470	0.97%	-2.76% to -4.37%
2010	0.45% to 1.80%	17,489	10.85 to 15.14	194,278	1.20%	8.48% to 7.55%	****
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2014	0.45% to 2.45%	223,672	11.11 to 10.95	2,464,685	0.00%	11.06% to 9.53%	****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2014	0.45% to 2.45%	462,116	10.81 to 10.66	4,969,036	0.27%	8.10% to 6.61%	****
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2014	0.45% to 2.10%	320,570	10.49 to 10.37	3,353,751	0.18%	4.88% to 3.69%	****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2014	0.45% to 2.45%	372,253	9.96 to 9.63	3,639,274	4.05%	3.42% to 1.34%
2013	0.45% to 1.95%	46,071	9.63 to 9.54	440,814	2.70%	-3.66% to -4.63%	****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2014	0.45% to 2.45%	1,017,668	10.29 to 9.55	10,060,290	1.05%	0.04% to -1.97%
2013	0.45% to 2.45%	670,646	10.28 to 9.74	6,714,747	1.29%	-0.35% to -2.35%
2012	0.45% to 2.45%	648,630	10.32 to 9.98	6,575,235	1.70%	3.06% to 0.98%
2011	0.45% to 2.10%	443,708	10.01 to 9.90	4,420,514	1.17%	0.13% to -0.98%	****
NVIT Real Estate Fund - Class II (NVRE2)
2014	0.45% to 2.50%	380,236	12.00 to 11.59	4,493,910	5.13%	28.03% to 25.39%
2013	1.15% to 1.90%	15,642	9.33 to 9.28	145,645	1.99%	-6.70% to -7.17%	****
NVIT Money Market Fund - Class II (NVMM2)
2014	0.45% to 2.50%	22,120,520	9.77 to 8.80	206,063,496	0.00%	-0.45% to -2.50%
2013	0.45% to 2.55%	15,784,398	9.82 to 9.01	148,787,115	0.00%	-0.45% to -2.55%
2012	0.45% to 2.55%	20,569,054	9.86 to 9.24	196,942,746	0.00%	-0.45% to -2.56%
2011	0.45% to 2.55%	24,210,354	9.91 to 9.48	235,051,949	0.00%	-0.45% to -2.54%
2010	0.45% to 2.85%	22,180,368	9.95 to 9.70	218,477,190	0.00%	-0.45% to -2.85%
Loring Ward NVIT Moderate Fund - Class II (NVLM2)
2014	0.45% to 2.15%	520,306	11.80 to 11.41	6,027,930	1.55%	1.40% to -0.33%
2013	0.45% to 2.15%	239,471	11.64 to 11.45	2,763,519	1.23%	16.42% to 14.51%	****
Loring Ward NVIT Capital Appreciation Fund - Class II (NVLCA2)
2014	0.45% to 2.30%	136,378	12.23 to 11.79	1,632,666	1.44%	2.66% to 0.76%
2013	0.45% to 2.30%	69,366	11.91 to 11.70	817,539	0.00%	19.10% to 16.97%	****
NVIT Cardinal(SM) Managed Growth Fund - Class II (NCPG2)
2014	1.15% to 1.90%	56,671	10.34 to 10.25	583,458	3.29%	-0.15% to -0.91%
2013	1.35%	584	10.35	6,046	1.03%	3.53%	****
NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2014	1.25% to 2.35%	94,519	10.38 to 10.25	976,833	4.59%	0.98% to -0.14%
NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2014	1.25% to 1.90%	49,734	10.37 to 10.30	513,588	3.45%	0.46% to -0.20%
2013	1.35%	472	10.32	4,873	1.54%	3.25%	****
NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2014	1.25% to 2.10%	31,338	10.38 to 10.28	324,369	4.01%	1.18% to 0.30%
2013	1.35%	1,163	10.26	11,932	1.56%	2.60%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
7Twelve Balanced Portfolio (NO7TB)
2014	0.65% to 2.45%	189,690	$10.05 to $ 9.84	$1,885,803	0.41%	-0.94% to -2.74%
Mariner Hyman Beck Portfolio: Class 2 (NOVMH2)
2014	0.45% to 2.50%	352,793	10.72 to 10.16	3,664,471	0.00%	7.06% to 4.85%
2013	0.45% to 2.50%	253,002	10.01 to 9.69	2,486,015	0.00%	3.45% to 1.32%
2012	0.45% to 1.90%	130,290	9.68 to 9.60	1,251,899	0.00%	-3.24% to -4.03%	****
Power Income VIT Fund, advised by WE Donoghue: Class 2 (NOVPI2)
2014	0.45% to 2.50%	1,016,921	10.53 to 9.98	10,392,864	3.05%	-1.52% to -3.55%
2013	0.45% to 2.50%	1,343,033	10.69 to 10.35	14,102,480	1.15%	4.13% to 1.99%
2012	0.45% to 2.35%	2,580,347	10.26 to 10.16	26,301,442	0.00%	2.65% to 1.56%	****
BTS Tactical Fixed Income VIT Fund - Class 2 (NOTBBA)
2014	0.45% to 2.35%	1,627,839	9.81 to 9.50	15,673,245	0.63%	0.95% to -0.98%
2013	0.45% to 2.10%	1,102,338	9.72 to 9.61	10,653,275	0.00%	-2.79% to -3.87%	****
Variable Insurance Trust - Unconstrained Bond Portfolio: Advisor Class (PMUBA)
2014	0.45% to 2.20%	374,575	10.19 to 9.99	3,767,064	1.18%	2.48% to 0.68%
2013	1.15% to 1.60%	27,734	9.93	275,464	0.03%	-0.65% to -0.72%	****
VPS Balanced Wealth Strategy Portfolio - Class B (ALVBWB)
2014	0.45% to 2.15%	153,152	12.73 to 11.95	1,884,398	1.93%	6.63% to 4.81%
2013	0.45% to 2.15%	107,843	11.93 to 11.40	1,257,501	2.48%	15.75% to 13.77%
2012	0.45% to 2.15%	277,177	10.31 to 10.02	2,797,736	1.06%	12.86% to 10.93%
2011	1.15% to 1.60%	6,071	9.09 to 9.07	55,121	0.00%	-9.07% to -9.35%	****
VP Income & Growth Fund - Class III (ACVIG3)
2014	0.45% to 2.50%	660,331	18.51 to 14.44	12,814,948	2.01%	12.00% to 9.69%
2013	0.45% to 2.45%	310,052	16.53 to 13.22	5,487,546	2.29%	35.21% to 32.50%
2012	0.45% to 2.45%	296,635	12.22 to 9.98	3,949,391	2.03%	14.23% to 11.93%
2011	0.45% to 1.90%	357,418	10.70 to 11.21	4,212,861	1.53%	2.65% to 1.16%
2010	1.15% to 2.05%	383,684	11.84 to 10.94	4,454,959	1.56%	12.83% to 11.89%
VP Inflation Protection Fund - Class II (ACVIP2)
2014	0.45% to 2.50%	1,010,075	10.72 to 9.93	10,389,097	1.45%	2.83% to 0.72%
2013	0.45% to 2.50%	642,753	10.42 to 9.86	6,514,580	1.62%	-8.89% to -10.77%
2012	0.45% to 2.50%	854,035	11.44 to 11.05	9,618,190	2.50%	6.90% to 4.69%
2011	0.45% to 2.50%	588,753	10.70 to 10.55	6,269,731	2.21%	7.00% to 5.53%	****
VP Ultra(R) Fund - Class III (ACVU3)
2014	1.15% to 1.60%	57,799	18.18 to 17.16	1,043,856	0.42%	8.74% to 8.25%
2013	1.15% to 1.60%	25,186	16.72 to 15.85	414,407	0.53%	35.44% to 34.83%
2012	1.15% to 1.80%	27,728	12.35 to 11.51	336,263	0.00%	12.63% to 11.93%
2011	1.15% to 1.80%	41,872	10.96 to 10.28	448,164	0.00%	-0.09% to -0.68%
2010	1.15% to 2.05%	76,358	10.97 to 10.13	819,374	0.54%	14.77% to 13.83%
VP Value Fund - Class III (ACVV3)
2014	0.45% to 2.50%	767,059	17.75 to 15.03	16,521,671	1.44%	12.57% to 10.25%
2013	0.45% to 2.50%	525,812	15.77 to 13.63	10,132,795	1.71%	31.13% to 28.44%
2012	0.45% to 2.45%	392,383	12.02 to 10.65	5,793,902	1.93%	14.06% to 11.76%
2011	0.45% to 2.10%	433,733	10.54 to 13.71	5,771,459	1.99%	0.56% to -1.10%
2010	1.15% to 2.05%	569,497	13.68 to 12.65	7,598,957	2.36%	12.12% to 11.19%
Mid Cap Stock Portfolio - Service Shares (DVMCSS)
2014	1.15% to 2.50%	107,020	10.90 to 10.80	1,163,467	0.00%	9.01% to 8.01%	****
Quality Bond Fund II - Primary Shares (FQB)
2014	1.30%	301	17.41	5,241	3.71%	2.44%
2013	1.30%	301	17.00	5,116	4.17%	-0.28%
2012	1.30%	302	17.05	5,148	4.02%	8.29%
2011	1.30%	303	15.74	4,769	5.10%	0.95%
2010	1.30%	303	15.59	4,725	0.00%	7.09%
VIP Asset Manager Portfolio - Service Class 2 (FAM2)
2014	0.45% to 2.45%	155,125	12.33 to 11.45	1,844,933	1.27%	5.06% to 2.95%
2013	0.45% to 2.45%	167,158	11.74 to 11.12	1,912,478	1.54%	14.82% to 12.51%
2012	0.45% to 2.10%	135,649	10.22 to 9.94	1,370,416	1.63%	11.73% to 9.87%
2011	0.45% to 2.45%	83,003	9.15 to 9.03	754,254	5.85%	-8.51% to -9.74%	****
VIP Contrafund(R) Portfolio - Service - Class 2R (FC2R)
2014	0.95% to 1.60%	336,677	24.66 to 23.96	8,331,456	0.69%	10.18% to 9.88%
2013	0.95% to 1.60%	386,322	22.38 to 21.80	8,675,282	0.85%	29.17% to 28.81%
2012	1.15% to 2.00%	408,007	17.77 to 16.24	7,084,390	1.04%	14.81% to 14.03%
2011	1.15% to 1.80%	497,387	15.48 to 14.54	7,539,529	0.67%	-3.90% to -4.48%
2010	1.15% to 2.05%	651,814	16.11 to 14.89	10,272,180	0.89%	15.60% to 14.65%
VIP Equity-Income Portfolio - Service Class 2 R (FEI2R)
2014	0.45% to 2.50%	785,259	16.63 to 13.02	13,829,493	3.05%	7.96% to 5.74%
2013	0.45% to 2.45%	635,670	15.41 to 12.37	10,469,708	2.96%	27.22% to 24.66%
2012	0.45% to 2.45%	380,812	12.11 to 9.92	5,004,941	3.16%	16.53% to 14.18%
2011	0.45% to 2.45%	321,625	10.39 to 8.69	3,695,392	1.83%	0.25% to -1.76%
2010	1.15% to 2.05%	437,403	11.83 to 10.92	5,056,213	1.47%	13.58% to 12.65%
VIP Growth Portfolio - Service Class 2 R (FG2R)
2014	0.45% to 2.50%	2,163,708	19.04 to 15.19	38,138,026	0.24%	10.54% to 8.27%
2013	0.45% to 2.45%	1,062,979	17.23 to 14.09	17,083,564	0.33%	35.36% to 32.64%
2012	0.45% to 2.45%	434,393	12.73 to 10.62	5,233,229	0.41%	13.89% to 11.60%
2011	0.45% to 2.45%	475,936	11.17 to 9.52	5,091,681	0.11%	-0.47% to -2.47%
2010	0.45% to 2.05%	518,503	11.23 to 10.19	5,606,178	0.10%	12.26% to 21.44%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP High Income Portfolio - Service Class 2R (FHI2R)
2014	0.45% to 2.50%	333,474	$11.27 to $ 10.66	$3,658,266	3.60%	0.45% to -1.62%
2013	0.45% to 2.50%	290,706	11.21 to 10.83	3,211,341	5.89%	5.39% to 3.22%
2012	0.45% to 1.95%	243,175	10.64 to 10.53	2,585,872	9.19%	6.41% to 5.34%	****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2014	0.45% to 2.50%	1,200,924	11.05 to 10.68	13,052,206	5.42%	4.15% to 2.00%
2013	0.45% to 2.50%	248,403	10.61 to 10.47	2,616,861	0.71%	6.13% to 4.67%	****
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2014	0.45% to 2.45%	336,122	12.09 to 11.69	3,991,939	2.36%	5.23% to 3.12%
2013	0.45% to 2.45%	390,390	11.49 to 11.34	4,461,802	0.63%	14.93% to 13.38%	****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2014	0.45% to 2.45%	435,151	14.88 to 13.53	6,223,331	2.81%	2.39% to 0.33%
2013	0.45% to 2.45%	444,351	14.53 to 13.49	6,273,995	9.76%	23.21% to 20.74%
2012	0.45% to 2.45%	288,602	11.79 to 11.17	3,369,370	2.27%	14.81% to 12.50%
2011	0.45% to 2.45%	194,719	10.27 to 9.93	2,015,502	0.02%	-1.98% to -3.95%
2010	0.65% to 2.05%	143,063	10.46 to 13.86	1,533,077	2.88%	4.65% to 3.71%	****
ClearBridge Variable Large Cap Value Portfolio - Class I (SBVI)
2014	1.30%	142,858	14.12	2,016,515	1.72%	10.26%
2013	1.30%	167,040	12.80	2,138,524	1.60%	30.65%
2012	1.30%	196,403	9.80	1,924,572	2.18%	14.99%
2011	1.30%	226,716	8.52	1,932,058	2.20%	3.59%
2010	1.30%	238,143	8.23	1,959,085	3.00%	8.04%
Western Asset Variable Global High Yield Bond Portfolio - Class II (LPWHY2)
2014	0.45% to 2.20%	189,589	9.88 to 9.59	1,836,652	1.34%	-1.95% to -3.68%
2013	0.45% to 2.15%	1,421,771	10.08 to 9.96	14,237,535	7.51%	0.75% to -0.40%	****
Global Securities Fund/VA - Service Class (OVGSS)
2014	0.45% to 2.50%	241,225	11.68 to 11.28	2,774,030	0.81%	1.60% to -0.50%
2013	0.45% to 2.15%	120,749	11.50 to 11.36	1,381,183	0.01%	14.95% to 13.64%	****
All Asset Portfolio - Advisor Class (PMVAAD)
2014	0.45% to 2.45%	1,048,624	10.92 to 10.14	10,988,167	5.10%	0.00% to -2.01%
2013	0.45% to 2.45%	1,033,371	10.92 to 10.35	10,955,429	4.34%	-0.34% to -2.34%
2012	0.45% to 2.45%	1,116,827	10.96 to 10.60	12,010,027	5.62%	14.29% to 11.99%
2011	0.45% to 2.50%	405,198	9.59 to 9.46	3,862,027	6.91%	-4.10% to -5.42%	****
Foreign Bond Portfolio (Unhedged) - Advisor Class (PMVFAD)
2014	0.45% to 2.15%	188,653	11.50 to 10.61	2,061,161	2.05%	-0.15% to -1.86%
2013	0.45% to 2.45%	172,093	11.52 to 10.69	1,916,166	1.68%	-6.99% to -8.86%
2012	0.45% to 2.50%	194,743	12.39 to 11.72	2,366,621	5.86%	4.76% to 2.59%
2011	0.45% to 2.50%	517,027	11.82 to 11.42	6,071,567	1.90%	7.93% to 5.71%
2010	0.45% to 2.50%	198,651	10.95 to 10.80	2,185,251	0.85%	9.54% to 8.02%	****
Low Duration Portfolio - Advisor Class (PMVLAD)
2014	0.45% to 2.50%	1,393,573	10.36 to 9.60	13,853,449	1.04%	0.29% to -1.77%
2013	0.45% to 2.50%	1,403,301	10.33 to 9.77	14,080,239	1.36%	-0.68% to -2.73%
2012	0.45% to 2.50%	1,391,273	10.40 to 10.05	14,200,810	1.77%	5.27% to 3.10%
2011	0.45% to 2.50%	580,305	9.88 to 9.74	5,691,327	0.99%	-1.19% to -2.56%	****
Total Return Portfolio - Advisor Class (PMVTRD)
2014	0.45% to 2.45%	1,414,783	11.09 to 10.29	15,071,151	1.97%	3.70% to 1.62%
2013	0.45% to 2.45%	1,920,626	10.69 to 10.13	19,950,741	2.02%	-2.49% to -4.45%
2012	0.45% to 2.50%	3,032,974	10.97 to 10.59	32,658,037	2.46%	9.01% to 6.76%
2011	0.45% to 2.45%	987,316	10.06 to 9.93	9,871,103	1.72%	0.61% to -0.73%	****
CommodityRealReturn(R) Strategy Portfolio - Advisor Class (PMVRSD)
2014	0.45% to 2.50%	207,140	8.17 to 7.41	1,610,927	0.28%	-18.99% to -20.66%
2013	0.45% to 2.50%	185,582	10.08 to 9.34	1,798,964	1.66%	-15.10% to -16.85%
2012	0.45% to 2.40%	198,165	11.87 to 11.26	2,296,512	2.48%	4.65% to 2.60%
2011	0.45% to 2.45%	307,254	11.34 to 10.97	3,436,177	13.87%	-7.96% to -9.80%
2010	0.45% to 2.15%	368,568	12.32 to 12.18	4,517,473	9.10%	23.24% to 21.85%	****
Variable Insurance Trust - Emerging Markets Bond Portfolio - Advisor Class (PMVEBD)
2014	0.45% to 2.45%	355,130	12.34 to 11.23	4,181,911	5.30%	0.95% to -1.08%
2013	0.45% to 2.15%	330,217	12.23 to 11.48	3,895,080	4.76%	-7.46% to -9.04%
2012	0.45% to 2.50%	1,109,109	13.21 to 12.50	14,300,058	4.82%	17.24% to 14.82%
2011	0.45% to 2.50%	674,109	11.27 to 10.89	7,483,514	5.14%	5.73% to 3.56%
2010	0.45% to 2.50%	574,766	10.66 to 10.51	6,093,650	2.92%	6.61% to 5.15%	****
Variable Insurance Trust - Global Bond (Unhedged) - Advisor Class (PMVGBD)
2014	0.45% to 2.50%	618,483	11.53 to 10.47	6,776,960	2.38%	1.70% to -0.40%
2013	0.45% to 2.50%	479,981	11.34 to 10.51	5,237,413	0.92%	-8.98% to -10.85%
2012	0.45% to 2.45%	421,386	12.46 to 11.80	5,124,656	1.59%	6.38% to 4.24%
2011	0.45% to 2.15%	639,277	11.71 to 11.38	7,377,536	2.44%	6.97% to 5.15%
2010	0.45% to 2.35%	486,960	10.95 to 10.81	5,303,849	1.64%	9.49% to 8.10%	****
Variable Insurance Trust - High Yield Portfolio - Advisor Class (PMVHYD)
2014	0.45% to 2.50%	1,105,129	13.45 to 12.20	14,193,525	5.36%	2.77% to 0.65%
2013	0.45% to 2.50%	3,173,122	13.09 to 12.13	40,136,238	5.31%	5.15% to 2.99%
2012	0.45% to 2.45%	4,473,575	12.44 to 11.79	54,386,699	5.59%	13.68% to 11.39%
2011	0.45% to 2.35%	5,040,280	10.95 to 10.60	54,199,063	5.80%	2.77% to 0.81%
2010	0.45% to 2.50%	1,107,488	10.65 to 10.51	11,718,095	4.30%	6.52% to 5.06%	****
Pioneer Emerging Markets VCT Portfolio - Class II (PIVEM2)
2014	0.45% to 2.10%	77,131	8.05 to 7.45	594,884	0.19%	-13.19% to -14.63%
2013	0.45% to 2.10%	156,684	9.27 to 8.72	1,396,179	0.82%	-2.63% to -4.25%
2012	0.45% to 2.10%	173,846	9.52 to 9.11	1,615,679	0.23%	11.16% to 9.31%
2011	0.45% to 2.10%	415,420	8.57 to 8.33	3,503,665	0.00%	-23.96% to -25.22%
2010	0.45% to 2.45%	611,121	11.27 to 11.12	6,839,923	0.05%	12.67% to 11.17%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)
2014	0.95% to 2.10%	45,927	$21.28 to $ 12.49	$619,568	4.49%	-1.66% to -2.39%
2013	0.95% to 2.10%	59,331	21.64 to 12.80	807,700	5.09%	10.30% to 9.46%
2012	1.15% to 2.45%	193,894	12.00 to 11.58	2,340,894	5.23%	14.36% to 12.85%
2011	0.45% to 2.45%	519,408	10.62 to 10.26	5,496,550	4.99%	-2.47% to -4.42%
2010	0.45% to 2.45%	286,132	10.89 to 17.46	3,267,038	3.01%	8.85% to 7.44%	****
VP UltraShort NASDAQ-100 (PROUSN)
2014	1.15% to 2.15%	473,189	1.17 to 1.12	535,542	0.00%	-36.49% to -37.14%
2013	0.65% to 2.15%	238,140	1.88 to 1.78	427,662	0.00%	-48.97% to -49.74%
2012	1.15% to 2.45%	280,253	3.64 to 3.51	1,000,554	0.00%	-35.97% to -36.82%
2011	1.15% to 2.15%	99,013	5.68 to 5.59	554,202	0.00%	-23.07% to -23.85%
2010	1.15% to 2.15%	9,963	7.39 to 7.34	73,269	0.00%	-26.11% to -26.61%	****
VP Access High Yield Fund (PROAHY)
2014	0.45% to 2.45%	536,044	14.20 to 12.92	7,265,745	6.11%	1.88% to -0.17%
2013	0.45% to 2.45%	6,759,648	13.94 to 12.94	91,050,949	2.72%	9.52% to 7.32%
2012	0.45% to 2.45%	5,021,067	12.72 to 12.06	62,207,797	4.74%	13.61% to 11.32%
2011	0.45% to 2.15%	346,045	11.20 to 10.88	3,817,266	1.25%	2.28% to 0.54%
2010	0.45% to 2.45%	556,884	10.95 to 10.80	6,055,548	2.29%	9.50% to 8.04%	****
VP Asia 30 (PROA30)
2014	0.45% to 2.45%	139,150	10.48 to 9.53	1,382,202	0.08%	-2.01% to -3.98%
2013	0.45% to 2.45%	264,312	10.69 to 9.93	2,720,895	0.03%	14.45% to 12.16%
2012	0.65% to 2.15%	276,877	9.29 to 8.92	2,518,717	0.00%	14.73% to 12.99%
2011	0.45% to 2.00%	172,456	8.13 to 7.92	1,378,726	0.03%	-27.32% to -28.46%
2010	0.45% to 2.30%	480,729	11.18 to 11.05	5,338,907	0.00%	11.83% to 10.45%	****
VP Banks (PROBNK)
2014	1.15% to 2.45%	85,417	14.18 to 13.50	1,188,941	0.10%	9.11% to 7.67%
2013	0.45% to 2.15%	126,901	13.24 to 12.64	1,633,420	0.28%	32.85% to 30.59%
2012	1.15% to 2.15%	155,165	9.85 to 9.68	1,516,565	0.00%	31.87% to 30.53%
2011	1.15% to 1.65%	20,324	7.47 to 7.44	151,367	0.00%	-25.31% to -25.57%	****
VP Basic Materials (PROBM)
2014	1.15% to 2.15%	202,526	9.75 to 9.39	1,933,798	0.99%	0.52% to -0.50%
2013	0.45% to 2.20%	262,357	9.89 to 9.43	2,519,862	0.83%	17.90% to 15.83%
2012	1.15% to 2.15%	208,000	8.29 to 8.15	1,709,693	0.20%	7.24% to 6.15%
2011	1.15% to 2.10%	51,733	7.73 to 7.68	398,830	0.00%	-22.73% to -23.22%	****
VP Bear (PROBR)
2014	0.65% to 2.35%	375,099	4.20 to 3.88	1,502,426	0.00%	-14.81% to -16.26%
2013	0.45% to 2.35%	327,711	4.97 to 4.63	1,562,595	0.00%	-26.88% to -28.28%
2012	0.45% to 2.35%	149,740	6.80 to 6.46	992,882	0.00%	-16.97% to -18.56%
2011	0.45% to 2.35%	235,554	8.19 to 7.93	1,913,731	0.00%	-9.29% to -11.02%
2010	0.45% to 2.10%	373,984	9.03 to 8.93	3,355,405	0.00%	-9.74% to -10.73%	****
VP Biotechnology (PROBIO)
2014	0.45% to 2.50%	449,535	28.53 to 26.44	12,338,212	0.00%	29.14% to 26.49%
2013	0.45% to 2.45%	330,278	22.09 to 20.93	7,081,443	0.00%	67.66% to 64.30%
2012	0.45% to 2.15%	473,197	13.18 to 12.80	6,141,389	0.00%	40.07% to 37.68%
2011	0.45% to 2.10%	13,260	9.41 to 9.30	123,904	0.00%	-5.93% to -6.97%	****
VP Bull (PROBL)
2014	0.45% to 2.50%	2,442,600	16.87 to 15.31	39,528,358	0.00%	10.97% to 8.68%
2013	0.45% to 2.50%	711,453	15.21 to 14.09	10,433,701	0.00%	29.17% to 26.51%
2012	0.45% to 2.45%	1,418,158	11.77 to 11.15	16,287,866	0.00%	13.38% to 11.09%
2011	0.45% to 2.45%	755,218	10.38 to 10.04	7,677,092	0.00%	-0.45% to -2.44%
2010	0.65% to 2.45%	380,000	10.42 to 10.29	3,931,347	0.00%	4.16% to 2.91%	****
VP Consumer Goods (PROCG)
2014	0.45% to 2.45%	620,053	15.40 to 14.29	9,185,663	0.90%	9.73% to 7.53%
2013	0.45% to 2.15%	102,777	14.03 to 13.40	1,401,184	0.86%	27.87% to 25.69%
2012	0.45% to 2.45%	68,405	10.97 to 10.61	737,174	1.31%	10.36% to 8.14%
2011	0.45% to 1.90%	25,237	9.94 to 9.85	249,257	0.00%	-0.57% to -1.53%	****
VP Consumer Services (PROCS)
2014	0.45% to 2.45%	588,414	18.36 to 17.05	10,408,997	0.00%	11.95% to 9.71%
2013	0.45% to 2.15%	320,513	16.40 to 15.67	5,108,147	0.17%	39.24% to 36.86%
2012	0.85% to 2.40%	94,015	11.70 to 11.40	1,087,057	0.00%	21.06% to 19.16%
2011	0.45% to 2.35%	56,622	9.69 to 9.57	544,622	0.00%	-3.08% to -4.31%	****
VP Emerging Markets (PROEM)
2014	0.45% to 2.45%	373,572	8.41 to 7.65	2,987,574	0.21%	-3.85% to -5.79%
2013	0.45% to 2.45%	425,737	8.75 to 8.12	3,580,510	0.38%	-6.84% to -8.72%
2012	0.45% to 2.45%	576,322	9.39 to 8.90	5,280,262	0.99%	6.09% to 3.95%
2011	0.45% to 2.10%	368,467	8.85 to 8.61	3,210,925	0.00%	-20.06% to -21.39%
2010	0.45% to 2.15%	620,286	11.08 to 10.95	6,824,975	0.00%	10.76% to 9.50%	****
VP Europe 30 (PROE30)
2014	0.45% to 2.45%	271,242	12.36 to 11.24	3,183,952	1.22%	-9.06% to -10.89%
2013	0.45% to 2.45%	314,135	13.59 to 12.61	4,079,277	0.46%	21.09% to 18.66%
2012	0.45% to 2.35%	185,175	11.22 to 10.66	2,032,880	1.09%	16.07% to 13.85%
2011	1.15% to 2.00%	17,266	9.55 to 9.42	163,319	0.61%	-9.93% to -10.68%
2010	0.65% to 2.00%	12,935	10.64 to 10.55	136,766	1.01%	6.44% to 5.47%	****
VP Financials (PROFIN)
2014	0.45% to 2.45%	237,817	15.27 to 14.18	3,480,598	0.10%	12.41% to 10.15%
2013	1.15% to 2.45%	135,152	13.33 to 12.87	1,777,733	0.34%	30.56% to 28.84%
2012	1.15% to 2.45%	64,514	10.21 to 9.99	652,782	0.22%	23.29% to 21.67%
2011	1.15% to 2.10%	19,538	8.28 to 8.23	161,225	0.00%	-17.17% to -17.70%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Health Care (PROHC)
2014	0.45% to 2.50%	727,943	$19.34 to $ 17.92	$13,490,662	0.05%	23.14% to 20.61%
2013	0.45% to 2.50%	407,435	15.70 to 14.86	6,211,685	0.33%	39.13% to 36.27%
2012	1.15% to 2.50%	113,070	11.15 to 10.90	1,251,835	0.33%	16.05% to 14.46%
2011	0.45% to 1.90%	54,929	9.66 to 9.56	526,815	0.00%	-3.43% to -4.37%	****
VP Industrials (PROIND)
2014	0.45% to 2.45%	251,139	14.64 to 13.59	3,536,581	0.17%	5.10% to 2.99%
2013	0.45% to 2.35%	532,485	13.93 to 13.23	7,200,812	0.30%	37.57% to 34.94%
2012	0.45% to 2.45%	196,512	10.12 to 9.79	1,948,860	0.33%	15.28% to 12.96%
2011	0.45% to 2.35%	96,626	8.78 to 8.67	841,929	0.00%	-12.18% to -13.30%	****
VP International (PROINT)
2014	0.45% to 2.10%	200,598	11.70 to 10.82	2,237,707	0.00%	-8.52% to -10.04%
2013	0.45% to 2.45%	383,339	12.79 to 11.87	4,695,778	0.00%	18.96% to 16.57%
2012	0.45% to 2.45%	320,958	10.75 to 10.19	3,347,319	0.00%	15.41% to 13.09%
2011	0.45% to 2.10%	262,523	9.32 to 9.06	2,404,795	0.00%	-14.72% to -16.14%
2010	0.65% to 2.15%	235,682	10.91 to 10.80	2,559,042	0.00%	9.09% to 8.00%	****
VP Internet (PRONET)
2014	0.45% to 2.45%	131,448	15.42 to 14.31	1,950,007	0.00%	0.67% to -1.36%
2013	0.45% to 2.45%	219,621	15.32 to 14.51	3,265,348	0.00%	51.03% to 48.00%
2012	1.15% to 2.15%	51,684	10.02 to 9.85	514,948	0.00%	18.38% to 17.18%
2011	0.85% to 2.10%	9,841	8.48 to 8.41	83,166	0.00%	-15.16% to -15.87%	****
VP Japan (PROJP)
2014	0.45% to 2.20%	134,742	13.51 to 12.44	1,732,082	0.00%	2.76% to 0.96%
2013	0.45% to 2.20%	303,478	13.15 to 12.32	3,830,548	0.00%	47.57% to 44.98%
2012	0.45% to 2.15%	152,930	8.91 to 8.51	1,317,530	0.00%	22.40% to 20.30%
2011	0.45% to 2.10%	34,406	7.28 to 7.08	246,466	0.00%	-18.91% to -20.25%
2010	1.15% to 2.00%	55,182	8.93 to 8.88	492,305	0.00%	-10.66% to -11.21%	****
VP NASDAQ-100 (PRON)
2014	0.45% to 2.45%	940,882	19.72 to 17.94	17,742,745	0.00%	16.48% to 14.14%
2013	0.45% to 2.45%	634,252	16.93 to 15.72	10,386,060	0.00%	33.67% to 30.99%
2012	0.45% to 2.45%	385,195	12.66 to 12.00	4,763,244	0.00%	15.71% to 13.38%
2011	0.45% to 2.45%	244,301	10.95 to 10.58	2,628,101	0.00%	1.00% to -1.03%
2010	1.15% to 2.45%	132,411	10.79 to 10.69	1,422,920	0.00%	7.87% to 6.92%	****
VP Oil & Gas (PROOG)
2014	0.45% to 2.50%	886,429	12.72 to 11.55	10,659,196	0.46%	-11.27% to -13.10%
2013	0.45% to 2.50%	290,843	14.34 to 13.29	4,009,939	0.46%	23.51% to 20.97%
2012	0.45% to 2.45%	311,471	11.61 to 11.00	3,516,237	0.09%	2.43% to 0.37%
2011	0.45% to 2.35%	291,332	11.33 to 10.98	3,242,585	0.18%	1.79% to -0.15%
2010	1.15% to 2.45%	539,567	11.08 to 10.99	5,964,352	0.00%	10.82% to 9.85%	****
VP Pharmaceuticals (PROPHR)
2014	0.45% to 2.45%	246,310	18.12 to 16.83	4,274,560	0.67%	18.82% to 16.44%
2013	0.45% to 2.45%	212,949	15.25 to 14.45	3,148,383	2.06%	31.03% to 28.40%
2012	0.45% to 2.45%	94,784	11.64 to 11.25	1,085,763	0.92%	11.35% to 9.11%
2011	0.45% to 2.35%	284,915	10.45 to 10.32	2,958,723	0.00%	4.54% to 3.22%	****
VP Precious Metals (PROPM)
2014	0.45% to 2.50%	608,583	3.32 to 3.07	1,943,549	0.00%	-24.21% to -25.77%
2013	0.45% to 2.50%	516,611	4.38 to 4.14	2,198,155	0.00%	-38.22% to -39.50%
2012	0.45% to 2.45%	410,943	7.09 to 6.85	2,862,803	0.00%	-14.93% to -16.65%
2011	0.45% to 2.30%	386,534	8.33 to 8.23	3,198,717	0.00%	-16.69% to -17.72%	****
VP Real Estate (PRORE)
2014	0.45% to 2.50%	510,356	13.49 to 12.50	6,623,469	1.77%	24.45% to 21.89%
2013	0.45% to 2.50%	186,742	10.84 to 10.26	1,968,101	1.11%	-0.36% to -2.41%
2012	0.45% to 2.50%	307,573	10.88 to 10.51	3,286,004	2.70%	16.64% to 14.24%
2011	0.45% to 2.50%	45,390	9.33 to 9.20	420,467	0.00%	-6.71% to -7.99%	****
VP Rising Rates Opportunity (PRORRO)
2014	0.45% to 2.20%	157,991	4.11 to 3.78	614,204	0.00%	-30.57% to -31.79%
2013	0.45% to 2.45%	406,251	5.92 to 5.49	2,315,767	0.00%	15.95% to 13.62%
2012	0.45% to 2.45%	174,521	5.10 to 4.84	864,364	0.00%	-7.35% to -9.22%
2011	1.15% to 2.10%	93,888	5.45 to 5.36	508,047	0.00%	-38.22% to -38.81%
2010	0.45% to 2.45%	285,625	8.86 to 8.74	2,515,908	0.00%	-11.44% to -12.63%	****
VP Semiconductor (PROSCN)
2014	0.45% to 2.45%	371,556	15.04 to 13.97	5,387,504	0.14%	33.92% to 31.24%
2013	0.45% to 2.15%	27,132	11.23 to 10.73	297,110	0.14%	32.87% to 30.61%
2012	0.45% to 1.65%	13,309	8.45 to 8.28	110,521	0.32%	-4.60% to -5.75%
2011	1.35% to 1.90%	14,743	8.81 to 8.78	129,655	0.00%	-11.91% to -12.24%	****
VP Short Emerging Markets (PROSEM)
2014	1.35% to 2.30%	6,375	7.35 to 7.03	46,252	0.00%	-4.24% to -5.16%
2013	0.45% to 2.30%	33,825	7.94 to 7.41	262,351	0.00%	-0.68% to -2.53%
2012	1.15% to 2.30%	63,269	7.84 to 7.60	491,393	0.00%	-14.05% to -15.05%
2011	1.15% to 2.45%	87,819	9.13 to 8.93	794,238	0.00%	9.39% to 7.96%
2010	1.15% to 2.10%	40,731	8.34 to 8.29	338,364	0.00%	-16.57% to -17.11%	****
VP Short International (PROSIN)
2014	1.15% to 2.30%	85,409	5.39 to 5.10	442,228	0.00%	1.62% to 0.44%
2013	0.45% to 2.30%	99,808	5.44 to 5.08	515,832	0.00%	-21.36% to -22.83%
2012	1.15% to 2.30%	58,276	6.79 to 6.58	390,351	0.00%	-21.08% to -22.00%
2011	1.15% to 2.50%	162,410	8.60 to 8.41	1,382,717	0.00%	0.63% to -0.73%
2010	1.15% to 2.10%	2,950	8.55 to 8.49	25,147	0.00%	-14.53% to -15.08%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Short NASDAQ-100 (PROSN)
2014	0.45% to 2.15%	114,259	$3.54 to $ 3.27	$381,614	0.00%	-19.74% to -21.12%
2013	0.45% to 2.15%	100,893	4.42 to 4.15	423,062	0.00%	-29.72% to -30.92%
2012	1.15% to 2.30%	81,510	6.17 to 5.98	494,350	0.00%	-19.73% to -20.67%
2011	1.15% to 2.45%	72,310	7.68 to 7.52	549,135	0.00%	-11.50% to -12.66%
2010	1.15% to 2.15%	90,870	8.68 to 8.62	786,558	0.00%	-13.17% to -13.75%	****
VP Technology (PROTEC)
2014	0.45% to 2.50%	410,320	15.01 to 13.91	5,892,607	0.00%	17.58% to 15.16%
2013	0.85% to 2.15%	329,911	12.63 to 12.19	4,079,935	0.00%	24.13% to 22.50%
2012	0.45% to 2.30%	190,108	10.24 to 9.93	1,912,005	0.00%	9.81% to 7.77%
2011	0.45% to 2.35%	107,196	9.33 to 9.21	992,449	0.00%	-6.71% to -7.89%	****
VP Telecommunications (PROTEL)
2014	0.45% to 2.15%	47,871	12.40 to 11.64	570,687	4.46%	0.11% to -1.60%
2013	0.45% to 2.45%	34,300	12.39 to 11.74	412,848	1.85%	11.56% to 9.32%
2012	1.15% to 2.15%	363,734	10.97 to 10.79	3,982,906	0.12%	15.17% to 14.01%
2011	0.45% to 1.65%	3,690	9.57 to 9.50	35,094	0.00%	-4.27% to -5.04%	****
VP U.S. Government Plus (PROGVP)
2014	0.45% to 2.20%	161,162	16.64 to 15.32	2,539,122	0.18%	35.78% to 33.39%
2013	0.65% to 2.15%	135,761	12.16 to 11.50	1,593,389	0.17%	-19.64% to -20.85%
2012	0.45% to 2.15%	211,249	15.22 to 14.53	3,136,876	0.00%	0.52% to -1.20%
2011	0.45% to 2.45%	221,028	15.14 to 14.64	3,284,785	0.13%	42.87% to 40.00%
2010	1.15% to 2.10%	195,289	10.55 to 10.48	2,057,018	0.30%	5.45% to 4.78%	****
VP UltraNASDAQ-100 (PROUN)
2014	0.45% to 2.50%	184,912	36.14 to 32.80	6,287,569	0.00%	35.23% to 32.45%
2013	0.45% to 2.45%	312,708	26.72 to 24.81	8,062,616	0.00%	78.24% to 74.66%
2012	0.45% to 2.45%	92,860	14.99 to 14.20	1,354,071	0.00%	33.15% to 30.47%
2011	0.45% to 2.15%	161,850	11.26 to 10.94	1,790,643	0.00%	-1.64% to -3.31%
2010	0.65% to 2.45%	54,992	11.43 to 11.29	625,052	0.00%	14.33% to 12.95%	****
VP Utilities (PROUTL)
2014	0.45% to 2.50%	364,675	15.33 to 14.20	5,370,466	2.19%	25.32% to 22.74%
2013	0.45% to 2.50%	112,703	12.23 to 11.57	1,336,584	3.07%	12.80% to 10.48%
2012	0.45% to 2.50%	163,570	10.84 to 10.47	1,734,505	1.99%	-0.31% to -2.37%
2011	0.85% to 2.50%	154,187	10.85 to 10.73	1,663,626	0.00%	8.49% to 7.29%	****
Global Managed Futures Strategy (RVMFU)
2014	0.45% to 2.35%	439,704	8.18 to 7.28	3,359,616	0.00%	11.58% to 9.45%
2013	0.45% to 2.55%	454,481	7.33 to 6.58	3,156,056	0.00%	2.13% to -0.03%
2012	0.45% to 2.55%	506,656	7.18 to 6.58	3,479,836	0.00%	-11.60% to -13.48%
2011	0.45% to 2.55%	884,949	8.12 to 7.61	6,966,058	0.00%	-9.04% to -10.95%
2010	0.45% to 2.55%	855,936	8.93 to 8.54	7,479,850	0.00%	-3.97% to -6.00%
Variable Fund - Long Short Equity Fund (RSRF)
2014	0.45% to 2.40%	546,015	10.59 to 15.48	7,808,046	0.00%	2.33% to 0.33%
2013	0.45% to 2.55%	564,715	10.35 to 10.21	7,978,425	0.00%	16.93% to 14.46%
2012	0.45% to 2.55%	594,453	8.85 to 8.92	7,197,791	0.00%	3.96% to 1.76%
2011	0.45% to 2.55%	738,378	8.52 to 8.77	8,530,419	0.00%	-6.98% to -8.94%
2010	0.45% to 2.55%	945,398	9.15 to 9.63	11,834,837	0.00%	10.71% to 8.37%
Variable Fund - CLS AdvisorOne Amerigo (RVAMR)
2014	0.45% to 2.55%	1,249,764	12.58 to 11.39	15,543,695	0.27%	3.01% to 0.83%
2013	0.45% to 2.50%	1,198,793	12.22 to 11.33	14,563,763	0.02%	22.88% to 20.35%
2012	0.45% to 2.50%	1,064,254	9.94 to 9.42	10,631,772	0.00%	13.19% to 10.86%
2011	0.45% to 2.50%	1,278,798	8.78 to 8.49	11,397,397	0.00%	-7.72% to -9.61%
2010	0.45% to 2.50%	1,384,728	9.52 to 9.40	13,531,612	0.10%	14.62% to 12.26%
Variable Trust - Banking Fund (RBKF)
2014	0.45% to 2.45%	233,270	6.70 to 5.29	1,926,493	1.36%	2.95% to 0.89%
2013	1.15% to 2.40%	196,923	8.50 to 6.91	1,611,604	0.55%	27.70% to 26.08%
2012	0.45% to 2.50%	584,843	5.06 to 4.15	3,684,231	0.24%	23.66% to 21.11%
2011	0.45% to 2.45%	158,278	4.09 to 3.43	833,475	0.23%	-22.58% to -24.13%
2010	0.65% to 2.45%	400,518	5.25 to 4.53	2,746,122	0.91%	12.30% to 10.27%
Variable Trust - Basic Materials Fund (RBMF)
2014	0.45% to 2.50%	167,362	10.66 to 12.02	3,602,338	3.09%	-2.26% to -4.27%
2013	0.45% to 2.50%	218,828	10.90 to 12.55	4,895,991	0.62%	0.79% to -1.28%
2012	0.45% to 2.50%	317,742	10.82 to 12.72	7,003,662	0.00%	10.22% to 7.95%
2011	0.45% to 2.50%	329,769	9.81 to 11.78	6,616,439	0.00%	-16.83% to -18.55%
2010	0.45% to 2.50%	799,928	11.80 to 14.46	19,506,692	0.56%	26.10% to 23.51%
Variable Fund - CLS AdvisorOne Select Allocation (RVBER)
2014	0.45% to 2.50%	878,354	12.34 to 10.52	9,985,356	0.61%	2.34% to 0.23%
2013	0.45% to 2.50%	677,455	12.06 to 10.50	7,580,969	1.52%	18.21% to 15.78%
2012	0.45% to 2.50%	803,979	10.20 to 9.07	7,703,594	1.12%	11.91% to 9.60%
2011	0.45% to 2.50%	912,603	9.12 to 8.27	7,900,607	1.59%	-4.64% to -6.60%
2010	1.15% to 2.50%	863,401	9.32 to 8.86	7,931,016	1.82%	12.44% to 10.91%
Variable Trust - Biotechnology Fund (RBF)
2014	0.45% to 2.50%	458,541	36.85 to 27.25	13,717,417	0.00%	32.10% to 29.38%
2013	0.45% to 2.50%	412,742	27.90 to 21.06	9,526,308	0.00%	53.51% to 50.35%
2012	0.45% to 2.50%	442,089	18.17 to 14.01	6,648,173	0.00%	35.37% to 32.58%
2011	0.45% to 2.50%	511,648	13.43 to 10.57	5,736,404	0.00%	10.09% to 7.83%
2010	0.45% to 2.50%	400,924	12.20 to 9.80	4,139,904	0.00%	10.20% to 7.94%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Fund - CLS AdvisorOne Clermont (RVCLR)
2014	0.45% to 2.50%	2,024,648	$11.74 to $ 10.24	$22,412,265	0.65%	1.34% to -0.75%
2013	0.45% to 2.50%	1,377,640	11.59 to 10.31	15,158,693	1.58%	9.67% to 7.41%
2012	0.45% to 2.50%	1,398,310	10.57 to 9.60	14,164,565	1.63%	10.29% to 8.01%
2011	0.45% to 2.50%	1,041,864	9.58 to 8.89	9,680,693	1.86%	-0.73% to -2.76%
2010	0.45% to 2.50%	846,387	9.65 to 9.14	8,075,221	1.80%	10.49% to 8.21%
Variable Trust - Commodities Strategy Fund (RVCMD)
2014	0.65% to 2.50%	809,296	4.11 to 3.32	2,425,031	0.00%	-34.44% to -35.66%
2013	0.45% to 2.55%	679,934	6.35 to 5.15	3,163,749	0.00%	-3.65% to -5.68%
2012	0.45% to 2.55%	929,892	6.59 to 5.46	4,541,338	0.00%	-1.85% to -3.93%
2011	0.45% to 2.55%	1,163,910	6.72 to 5.68	5,828,149	7.57%	-7.06% to -9.02%
2010	0.45% to 2.55%	1,715,037	7.23 to 6.24	9,325,565	0.00%	7.54% to 5.28%
Variable Trust - Consumer Products Fund (RCPF)
2014	0.45% to 2.50%	317,791	20.06 to 19.65	8,838,889	0.62%	12.12% to 9.81%
2013	0.45% to 2.50%	312,694	17.89	7,850,995	1.14%	27.67% to 25.05%
2012	0.45% to 2.50%	382,444	14.01 to 14.31	7,652,079	1.19%	8.56% to 6.31%
2011	0.45% to 2.50%	453,809	12.91 to 13.46	8,549,906	1.57%	13.25% to 10.93%
2010	0.65% to 2.50%	374,739	11.32 to 12.13	6,296,929	1.13%	16.52% to 14.35%
Variable Trust - Dow 2x Strategy Fund (RVLDD)
2014	0.45% to 2.50%	484,688	14.80 to 16.68	9,586,358	0.00%	16.28% to 13.88%
2013	0.45% to 2.50%	860,829	12.73 to 14.64	15,127,161	0.00%	61.97% to 58.64%
2012	0.45% to 2.50%	633,796	7.86 to 9.23	6,909,061	0.00%	16.62% to 14.21%
2011	0.45% to 2.50%	1,088,961	6.74 to 8.08	10,208,263	0.00%	8.60% to 6.37%
2010	0.65% to 2.50%	865,504	6.16 to 7.60	7,533,276	0.56%	23.78% to 21.47%
Variable Trust - Electronics Fund (RELF)
2014	0.45% to 2.50%	400,386	11.62 to 9.42	4,465,554	0.00%	23.18% to 20.65%
2013	0.45% to 2.50%	234,202	9.43 to 7.81	2,140,213	0.25%	34.44% to 31.68%
2012	1.15% to 2.50%	298,819	7.01 to 5.93	2,056,409	0.00%	-0.16% to -1.48%
2011	1.15% to 2.50%	274,559	7.02 to 6.02	1,890,025	0.00%	-17.45% to -18.57%
2010	0.45% to 2.50%	687,060	8.39 to 7.39	5,727,179	0.00%	9.06% to 6.82%
Variable Trust - Energy Fund (RENF)
2014	0.45% to 2.50%	759,621	9.48 to 9.90	15,822,605	0.17%	-18.99% to -20.66%
2013	0.45% to 2.50%	306,654	11.71 to 12.48	8,105,926	0.20%	22.91% to 20.38%
2012	0.45% to 2.50%	384,516	9.52 to 10.36	8,364,527	0.00%	1.94% to -0.16%
2011	0.45% to 2.50%	431,951	9.34 to 10.38	9,292,765	0.00%	-6.27% to -8.20%
2010	0.45% to 2.50%	604,777	9.97 to 11.31	14,110,519	0.42%	18.52% to 16.08%
Variable Trust - Energy Services Fund (RESF)
2014	0.45% to 2.50%	552,521	7.23 to 7.94	11,202,901	0.00%	-29.66% to -31.11%
2013	0.45% to 2.50%	261,356	10.27 to 11.52	7,762,863	0.00%	23.33% to 20.79%
2012	0.45% to 2.45%	241,614	8.33 to 9.57	5,828,967	0.00%	-0.05% to -2.06%
2011	0.45% to 2.50%	331,307	8.33 to 9.74	8,167,424	0.00%	-9.70% to -11.56%
2010	0.45% to 2.50%	588,785	9.23 to 11.02	16,225,485	0.00%	25.48% to 22.90%
Variable Trust - Europe 1.25x Strategy Fund (RLCE)
2014	0.45% to 2.15%	134,608	6.17 to 11.30	1,362,829	0.92%	-12.88% to -14.37%
2013	0.45% to 2.20%	598,527	7.08 to 13.12	7,083,250	0.19%	23.34% to 21.17%
2012	0.45% to 2.15%	724,600	5.74 to 10.88	6,751,752	1.30%	21.11% to 19.04%
2011	0.45% to 2.00%	226,240	4.74 to 7.75	1,847,382	0.00%	-15.52% to -16.83%
2010	0.45% to 2.15%	316,669	5.61 to 11.01	3,118,650	1.08%	-11.18% to -12.69%
Variable Trust - Financial Services Fund (RFSF)
2014	0.45% to 2.50%	671,332	9.22 to 7.77	7,747,716	0.64%	12.07% to 9.77%
2013	0.45% to 2.50%	505,938	8.22 to 7.07	5,285,828	0.51%	26.98% to 24.37%
2012	0.45% to 2.50%	545,150	6.48 to 5.69	4,530,810	0.20%	22.13% to 19.61%
2011	1.15% to 2.50%	450,938	7.07 to 4.76	3,123,398	0.07%	-15.90% to -17.05%
2010	1.15% to 2.50%	608,405	8.41 to 5.73	5,017,774	0.59%	13.05% to 11.51%
Variable Trust - Government Long Bond 1.2x Strategy Fund (RUGB)
2014	0.45% to 2.55%	621,779	18.64 to 15.05	12,309,884	0.69%	34.05% to 31.23%
2013	0.45% to 2.55%	349,681	13.91 to 11.47	5,255,438	0.73%	-18.62% to -20.34%
2012	0.45% to 2.55%	587,510	17.09 to 14.39	10,996,570	0.78%	2.54% to 0.37%
2011	0.45% to 2.55%	1,104,597	16.67 to 14.34	20,076,897	2.05%	40.85% to 37.89%
2010	0.45% to 2.55%	657,160	11.83 to 10.40	8,797,254	2.54%	9.61% to 7.30%
Variable Trust - Health Care Fund (RHCF)
2014	0.45% to 2.50%	818,470	21.38 to 18.72	19,291,518	0.00%	24.06% to 21.50%
2013	0.45% to 2.50%	702,990	17.24 to 15.41	13,485,978	0.20%	41.18% to 38.27%
2012	0.45% to 2.50%	528,331	12.21 to 11.14	7,252,714	0.00%	16.64% to 14.23%
2011	0.45% to 2.50%	520,632	10.47 to 9.76	6,223,554	0.00%	4.22% to 2.08%
2010	0.65% to 2.50%	491,192	9.98 to 9.56	5,689,049	0.22%	6.07% to 4.10%
Variable Trust - Internet Fund (RINF)
2014	0.45% to 2.50%	134,520	17.88 to 16.84	3,583,436	0.00%	1.50% to -0.59%
2013	0.45% to 2.50%	310,691	17.61 to 16.94	8,210,449	0.00%	50.55% to 47.45%
2012	0.45% to 2.50%	185,142	11.70 to 11.49	3,319,461	0.00%	18.79% to 16.34%
2011	0.85% to 2.50%	221,146	9.67 to 9.88	3,358,860	0.00%	-12.67% to -14.12%
2010	0.45% to 2.50%	611,617	11.23 to 11.50	10,693,886	0.00%	20.23% to 17.76%
Variable Trust - Inverse Dow 2x Strategy Fund (RVIDD)
2014	1.15% to 2.50%	1,996,596	0.87 to 0.94	1,661,317	0.00%	-22.67% to -23.72%
2013	1.15% to 2.30%	1,540,494	1.13 to 1.01	1,652,682	0.00%	-44.53% to -45.18%
2012	1.15% to 2.50%	1,663,040	2.03 to 2.25	3,259,130	0.00%	-23.35% to -24.40%
2011	1.15% to 2.50%	1,321,652	2.65 to 2.97	3,391,507	0.00%	-27.91% to -28.89%
2010	0.45% to 2.35%	2,035,747	6.17 to 3.39	7,402,878	0.00%	-30.60% to -31.93%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Inverse Government Long Bond Strategy Fund (RJNF)
2014	0.45% to 2.50%	798,202	$3.65 to $ 3.34	$2,388,554	0.00%	-25.25% to -26.79%
2013	0.45% to 2.50%	2,866,211	4.88 to 4.56	12,393,562	0.00%	14.74% to 12.38%
2012	0.45% to 2.50%	869,975	4.25 to 4.06	3,218,671	0.00%	-6.62% to -8.55%
2011	0.45% to 2.15%	734,014	4.55 to 3.86	2,853,886	0.00%	-30.75% to -31.93%
2010	1.15% to 2.45%	1,192,824	5.77 to 6.56	6,761,742	0.00%	-13.81% to -14.95%
Variable Trust - Inverse Mid-Cap Strategy Fund (RVIMC)
2014	1.15% to 2.50%	351,637	2.12 to 2.48	698,292	0.00%	-12.58% to -13.77%
2013	0.45% to 2.15%	298,812	3.51 to 2.20	694,206	0.00%	-27.90% to -29.13%
2012	1.15% to 2.15%	163,777	3.39 to 3.11	532,489	0.00%	-19.30% to -20.12%
2011	1.15% to 2.45%	212,941	4.20 to 5.13	874,985	0.00%	-8.40% to -9.60%
2010	1.15% to 2.30%	283,512	4.59 to 4.24	1,272,342	0.00%	-26.15% to -27.01%
Variable Trust - Inverse NASDAQ-100(R) Strategy Fund (RAF)
2014	0.45% to 2.50%	321,838	2.69 to 2.09	392,180	0.00%	-19.00% to -20.67%
2013	0.45% to 2.15%	399,140	3.32 to 1.71	589,385	0.00%	-29.37% to -30.58%
2012	0.45% to 2.15%	1,229,953	4.70 to 2.47	2,556,769	0.00%	-19.01% to -20.40%
2011	1.00% to 2.45%	846,407	5.66 to 4.81	2,106,354	0.00%	-10.97% to -12.27%
2010	1.00% to 2.15%	1,332,478	6.36 to 3.52	3,766,653	0.00%	-22.06% to -22.96%
Variable Trust - Inverse Russell 2000(R) Strategy Fund (RVISC)
2014	0.45% to 2.50%	655,199	2.84 to 2.31	1,245,930	0.00%	-9.26% to -11.13%
2013	0.45% to 2.30%	603,134	3.13 to 1.95	1,327,490	0.00%	-31.16% to -32.44%
2012	0.45% to 2.50%	353,496	4.55 to 3.86	1,111,165	0.00%	-18.52% to -20.21%
2011	0.45% to 2.50%	669,629	5.58 to 4.84	2,579,323	0.00%	-8.03% to -9.92%
2010	0.45% to 2.10%	831,180	6.07 to 4.05	3,652,201	0.00%	-27.95% to -29.15%
Variable Trust - Inverse S&P 500 Strategy Fund (RUF)
2014	0.65% to 2.50%	878,859	3.83 to 3.05	2,018,138	0.00%	-15.01% to -16.59%
2013	0.45% to 2.40%	737,210	4.56 to 2.50	2,017,505	0.00%	-26.85% to -28.28%
2012	0.45% to 2.50%	1,072,355	6.24 to 5.10	4,048,971	0.00%	-17.35% to -19.06%
2011	0.45% to 2.50%	1,195,966	7.55 to 6.30	5,557,221	0.00%	-9.45% to -11.31%
2010	0.45% to 2.40%	1,905,883	8.33 to 4.84	9,868,136	0.00%	-17.33% to -18.95%
Variable Trust - Japan 2x Strategy Fund (RLCJ)
2014	1.15% to 2.50%	79,473	11.43 to 8.23	881,829	0.00%	-16.38% to -17.53%
2013	0.45% to 2.50%	175,090	11.30 to 9.98	2,492,057	0.00%	55.30% to 52.10%
2012	1.15% to 2.00%	246,456	8.86 to 8.04	2,124,721	0.00%	18.72% to 17.70%
2011	0.45% to 2.00%	124,422	6.08 to 6.83	909,194	0.00%	-29.26% to -30.37%
2010	0.45% to 2.00%	383,490	8.60 to 9.81	3,956,633	0.00%	15.20% to 13.49%
Variable Trust - Leisure Fund (RLF)
2014	0.45% to 2.50%	181,903	16.70 to 15.57	4,941,762	0.22%	7.00% to 4.80%
2013	0.45% to 2.50%	191,698	15.61 to 14.86	4,912,517	0.59%	41.77% to 38.85%
2012	0.45% to 2.50%	283,744	11.01 to 10.70	5,168,194	0.00%	20.77% to 18.28%
2011	0.45% to 2.50%	271,172	9.12 to 9.05	4,150,612	0.00%	1.99% to -0.10%
2010	0.45% to 2.50%	482,219	8.94 to 9.06	7,280,301	0.07%	29.76% to 27.09%
Variable Trust - Mid-Cap 1.5x Strategy Fund (RMED)
2014	0.45% to 2.50%	94,489	17.06 to 15.57	3,088,946	0.00%	11.43% to 9.14%
2013	0.45% to 2.50%	181,969	15.31 to 14.27	4,876,218	0.00%	49.56% to 46.48%
2012	0.45% to 2.50%	321,813	10.24 to 9.74	6,437,591	0.00%	23.77% to 21.21%
2011	0.45% to 2.50%	265,722	8.27 to 8.03	4,354,258	0.00%	-8.01% to -9.90%
2010	0.45% to 2.50%	552,427	8.99 to 8.92	10,223,461	0.00%	36.93% to 34.12%
Variable Fund - Multi-Hedge Strategies (RVARS)
2014	0.45% to 2.35%	732,401	9.17 to 8.44	6,714,451	0.00%	4.19% to 2.20%
2013	0.45% to 2.55%	794,484	8.80 to 7.95	7,062,750	0.00%	1.20% to -0.94%
2012	0.45% to 2.55%	901,230	8.69 to 8.03	7,991,268	0.68%	1.76% to -0.39%
2011	0.45% to 2.55%	676,240	8.54 to 8.06	5,936,147	0.00%	2.92% to 0.75%
2010	0.45% to 2.55%	714,090	8.30 to 8.00	6,167,122	0.00%	5.70% to 3.48%
Variable Trust - NASDAQ-100(R) 2x Strategy Fund (RVF)
2014	0.45% to 2.45%	1,027,097	28.37 to 28.14	31,048,384	0.00%	35.96% to 33.23%
2013	0.45% to 2.45%	936,401	20.86 to 21.12	20,772,792	0.00%	79.40% to 75.81%
2012	0.45% to 2.50%	458,586	11.63 to 11.97	5,970,633	0.00%	33.52% to 30.77%
2011	0.45% to 2.45%	514,544	8.71 to 9.18	5,033,949	0.00%	-1.12% to -3.10%
2010	0.45% to 2.50%	952,362	8.81 to 9.45	9,411,024	0.00%	36.28% to 33.48%
Variable Trust - NASDAQ-100(R) Fund (ROF)
2014	0.45% to 2.55%	746,528	20.32 to 19.28	19,033,453	0.00%	16.92% to 14.45%
2013	0.45% to 2.55%	887,995	17.38 to 16.84	19,264,862	0.00%	34.01% to 31.19%
2012	0.45% to 2.55%	436,120	12.97 to 12.84	7,425,414	0.00%	16.24% to 13.79%
2011	0.45% to 2.55%	435,810	11.16 to 11.28	6,569,631	0.00%	1.71% to -0.43%
2010	0.45% to 2.55%	719,153	10.97 to 11.33	10,918,017	0.00%	17.95% to 15.47%
Variable Trust - Nova Fund (RNF)
2014	0.45% to 2.55%	666,929	14.98 to 14.48	12,705,422	0.08%	18.05% to 15.56%
2013	0.45% to 2.55%	1,902,052	12.69 to 12.53	28,504,432	0.09%	48.32% to 45.19%
2012	0.45% to 2.55%	841,905	8.55 to 8.63	9,379,489	0.00%	21.69% to 19.12%
2011	0.45% to 2.55%	1,040,432	7.03 to 7.24	9,596,287	0.05%	-1.61% to -3.68%
2010	0.45% to 2.55%	1,293,811	7.14 to 7.52	12,255,667	0.23%	19.43% to 16.91%
Variable Trust - Precious Metals Fund (RPMF)
2014	0.45% to 2.50%	879,941	4.63 to 4.34	8,151,128	0.13%	-17.72% to -19.42%
2013	0.45% to 2.50%	851,731	5.62 to 5.38	9,524,330	0.93%	-46.34% to -47.45%
2012	0.45% to 2.50%	885,640	10.48 to 10.24	19,661,667	0.00%	-4.53% to -6.50%
2011	0.45% to 2.50%	1,056,256	10.97 to 10.96	24,363,086	0.06%	-24.50% to -26.05%
2010	0.45% to 2.50%	1,736,396	14.53 to 14.82	54,691,917	0.00%	37.46% to 34.63%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Real Estate Fund (RREF)
2014	0.45% to 2.50%	492,656	$ 12.68 to $ 10.84	$10,849,321	1.19%	20.46% to 17.98%
2013	0.45% to 2.50%	391,260	10.52 to 9.19	7,335,555	2.09%	3.48% to 1.35%
2012	0.45% to 2.50%	680,026	10.17 to 9.06	12,388,116	1.15%	17.81% to 15.38%
2011	0.45% to 2.50%	526,180	8.63 to 7.86	8,271,602	2.30%	1.81% to -0.29%
2010	0.45% to 2.50%	891,868	8.48 to 7.88	14,023,773	1.52%	24.30% to 21.75%
Variable Trust - Retailing Fund (RRF)
2014	0.45% to 2.50%	187,893	18.94 to 16.36	4,394,236	0.00%	8.17% to 5.94%
2013	0.45% to 2.50%	192,774	17.51 to 15.44	4,609,507	0.02%	35.19% to 32.40%
2012	1.15% to 2.50%	162,131	18.29 to 11.66	2,891,298	0.00%	15.43% to 13.85%
2011	0.45% to 2.50%	449,160	11.14 to 10.24	6,881,946	0.00%	4.83% to 2.67%
2010	1.00% to 2.50%	429,272	10.43 to 9.98	6,365,320	0.00%	23.89% to 22.01%
Variable Trust - Russell 2000(R) 1.5x Strategy Fund (RMEK)
2014	0.45% to 2.50%	237,482	14.69 to 12.72	5,562,054	0.00%	3.82% to 1.68%
2013	0.45% to 2.50%	252,741	14.15 to 12.51	5,980,277	0.00%	57.85% to 54.60%
2012	0.45% to 2.50%	279,441	8.96 to 8.09	4,500,142	0.00%	21.55% to 19.04%
2011	0.45% to 2.50%	336,537	7.37 to 6.80	4,364,860	0.00%	-12.58% to -14.38%
2010	0.45% to 2.50%	533,873	8.44 to 7.94	8,237,200	0.00%	37.23% to 34.41%
Variable Trust - S&P 500 2x Strategy Fund (RTF)
2014	0.45% to 2.50%	891,598	14.44 to 14.42	16,675,744	0.00%	24.09% to 21.54%
2013	0.45% to 2.50%	1,014,924	11.64 to 11.86	15,631,139	0.00%	67.95% to 64.50%
2012	0.45% to 2.50%	582,339	6.93 to 7.21	5,226,163	0.00%	28.80% to 26.15%
2011	0.45% to 2.50%	1,396,743	5.38 to 5.72	10,087,308	0.00%	-4.38% to -6.35%
2010	1.15% to 2.50%	1,486,798	7.77 to 6.10	11,351,949	0.00%	24.03% to 22.34%
Variable Trust - S&P 500 Pure Growth Fund (RVLCG)
2014	0.45% to 2.50%	3,194,594	19.39 to 17.00	62,517,460	0.00%	11.91% to 9.61%
2013	0.45% to 2.50%	2,287,444	17.32 to 15.51	40,474,629	0.00%	40.68% to 37.79%
2012	0.45% to 2.50%	1,437,364	12.31 to 11.26	18,360,948	0.00%	12.80% to 10.47%
2011	0.45% to 2.50%	1,364,526	10.92 to 10.19	15,651,318	0.00%	-1.53% to -3.56%
2010	0.45% to 2.50%	1,651,539	11.09 to 10.57	19,524,177	0.00%	24.47% to 21.91%
Variable Trust - S&P 500 Pure Value Fund (RVLCV)
2014	0.45% to 2.50%	2,128,730	16.01 to 15.24	41,597,840	0.37%	10.44% to 8.17%
2013	0.45% to 2.50%	2,417,188	14.50 to 14.09	43,034,012	0.00%	44.61% to 41.63%
2012	0.45% to 2.50%	1,057,510	10.02 to 9.94	13,120,094	0.39%	21.68% to 19.17%
2011	0.45% to 2.50%	1,398,503	8.24 to 8.35	14,524,395	0.02%	-3.60% to -5.59%
2010	0.45% to 2.45%	1,501,383	8.55 to 10.32	16,526,954	0.62%	19.77% to 17.53%
Variable Trust - S&P MidCap 400 Pure Growth Fund (RVMCG)
2014	0.45% to 2.50%	827,165	19.98 to 17.28	18,929,666	0.00%	-2.00% to -4.01%
2013	0.45% to 2.50%	1,496,626	20.39 to 18.00	35,384,794	0.00%	33.45% to 30.70%
2012	0.45% to 2.50%	995,696	15.28 to 13.78	18,018,082	0.00%	15.53% to 13.15%
2011	0.45% to 2.50%	670,396	13.22 to 12.17	10,603,297	0.00%	-1.10% to -3.14%
2010	0.45% to 2.50%	1,676,122	13.37 to 12.57	27,190,047	0.00%	31.98% to 29.27%
Variable Trust - S&P MidCap 400 Pure Value Fund (RVMCV)
2014	0.45% to 2.50%	573,667	14.96 to 13.91	11,065,293	0.04%	6.24% to 4.06%
2013	0.45% to 2.50%	1,127,639	14.08 to 13.36	20,702,285	0.10%	35.19% to 32.41%
2012	0.45% to 2.30%	483,777	10.42 to 12.98	6,630,169	0.00%	16.46% to 14.29%
2011	0.45% to 2.30%	1,362,882	8.95 to 11.35	16,294,604	0.00%	-7.57% to -9.28%
2010	0.45% to 2.30%	371,676	9.68 to 12.52	4,896,712	0.48%	19.59% to 17.37%
Variable Trust - S&P SmallCap 600 Pure Growth Fund (RVSCG)
2014	0.45% to 2.50%	756,633	16.74 to 14.69	14,965,168	0.00%	-0.45% to -2.50%
2013	0.45% to 2.50%	1,496,718	16.82 to 15.06	29,782,353	0.00%	40.67% to 37.78%
2012	0.45% to 2.45%	870,994	11.96 to 10.97	12,741,235	0.00%	10.11% to 7.89%
2011	0.45% to 2.45%	620,483	10.86 to 10.17	8,354,924	0.00%	3.05% to 0.98%
2010	0.45% to 2.45%	824,063	10.54 to 10.07	10,859,606	0.00%	24.84% to 22.33%
Variable Trust - S&P SmallCap 600 Pure Value Fund (RVSCV)
2014	0.45% to 2.45%	517,699	14.73 to 12.65	9,163,876	0.00%	0.86% to -1.17%
2013	0.45% to 2.45%	812,402	14.61 to 12.80	14,186,349	0.48%	42.18% to 39.33%
2012	0.45% to 2.50%	498,760	10.27 to 9.15	6,290,002	0.00%	19.84% to 17.36%
2011	0.45% to 2.45%	541,995	8.57 to 7.82	5,824,859	0.00%	-9.85% to -11.66%
2010	0.45% to 2.45%	474,756	9.51 to 11.28	5,747,110	0.00%	24.54% to 22.19%
Variable Trust - Strengthening Dollar 2x Strategy Fund (RVSDL)
2014	0.45% to 2.40%	560,826	8.05 to 5.96	3,757,287	0.00%	22.38% to 19.98%
2013	0.45% to 2.30%	150,484	6.58 to 5.01	808,868	0.00%	-3.41% to -5.20%
2012	1.00% to 2.30%	567,154	6.61 to 5.28	3,204,951	0.00%	-7.22% to -8.44%
2011	0.45% to 2.45%	465,951	7.30 to 5.65	2,839,577	0.00%	-4.69% to -6.60%
2010	1.00% to 2.45%	430,980	7.52 to 6.05	2,774,400	0.00%	-5.46% to -6.85%
Variable Trust - Technology Fund (RTEC)
2014	0.45% to 2.50%	527,975	14.01 to 12.90	9,837,345	0.00%	9.76% to 7.50%
2013	0.45% to 2.50%	362,371	12.77 to 12.00	6,237,296	0.00%	34.78% to 32.01%
2012	0.45% to 2.50%	354,947	9.47 to 9.09	4,670,093	0.00%	11.48% to 9.18%
2011	0.45% to 2.50%	376,999	8.50 to 8.33	4,491,807	0.00%	-9.61% to -11.47%
2010	1.15% to 2.50%	790,795	13.70 to 9.41	10,514,690	0.00%	10.75% to 9.24%
Variable Trust - Telecommunications Fund (RTEL)
2014	0.65% to 2.15%	126,898	7.92 to 12.39	1,138,272	1.99%	1.95% to 0.41%
2013	0.90% to 1.90%	117,499	8.86 to 8.29	1,042,534	2.05%	15.92% to 15.23%
2012	0.45% to 2.10%	119,021	6.73 to 10.79	923,565	1.56%	4.39% to 2.65%
2011	1.15% to 2.10%	281,388	7.56 to 10.51	2,092,890	0.84%	-15.38% to -16.20%
2010	1.15% to 2.10%	509,641	8.94 to 12.54	4,480,482	2.10%	13.19% to 12.11%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Trust - Transportation Fund (RTRF)
2014	0.45% to 2.50%	355,267	$ 17.59 to $ 15.58	$10,200,613	0.00%	22.25% to 19.73%
2013	0.45% to 2.50%	410,896	14.39 to 13.02	9,712,977	0.00%	49.96% to 46.88%
2012	0.45% to 2.50%	266,492	9.59 to 8.86	4,292,283	0.00%	17.05% to 14.64%
2011	0.45% to 2.50%	254,532	8.20 to 7.73	3,559,732	0.00%	-11.52% to -13.34%
2010	1.00% to 2.50%	443,935	9.09 to 8.92	7,080,384	0.00%	22.89% to 21.03%
Variable Trust - Utilities Fund (RUTL)
2014	0.45% to 2.50%	551,770	14.64 to 14.89	8,856,609	1.72%	22.34% to 19.82%
2013	0.45% to 2.50%	315,279	11.97 to 12.43	4,236,429	3.11%	13.12% to 10.79%
2012	0.45% to 2.50%	479,076	10.58 to 11.22	5,772,558	2.30%	0.66% to -1.42%
2011	0.45% to 2.50%	801,459	10.51 to 11.38	9,654,483	1.83%	15.77% to 13.39%
2010	0.45% to 2.50%	677,177	9.08 to 10.03	7,120,416	3.27%	6.40% to 4.21%
Variable Trust - Weakening Dollar 2x Strategy Fund (RVWDL)
2014	0.45% to 2.10%	69,426	6.97 to 7.18	524,984	0.00%	-22.27% to -23.56%
2013	0.45% to 2.10%	63,300	8.97 to 9.40	623,311	0.00%	-3.25% to -4.86%
2012	0.45% to 2.50%	77,859	9.27 to 9.80	803,071	0.00%	0.33% to -1.74%
2011	0.45% to 2.10%	79,878	9.24 to 10.01	822,499	0.00%	-4.12% to -5.70%
2010	1.15% to 2.35%	155,516	11.17 to 10.48	1,707,547	0.00%	-6.69% to -7.83%
Variable Funds Trust - Series F (Floating Rate Strategies Series) (GVFRB)
2014	0.45% to 2.45%	656,347	10.42 to 10.07	6,709,817	0.00%	1.92% to -0.13%
2013	0.45% to 2.20%	443,521	10.22 to 10.10	4,502,917	0.00%	2.21% to 1.01%	****
Variable Funds Trust - Series M (Macro Opportunities Series) (GSBLMO)
2014	0.45% to 2.35%	95,487	10.56 to 10.34	996,814	0.00%	4.87% to 2.87%
2013	1.35% to 2.10%	2,358	10.06 to 10.05	23,718	0.00%	0.61% to 0.51%	****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2014	0.45% to 2.50%	598,836	7.06 to 6.54	4,061,072	0.06%	-19.47% to -21.13%
2013	0.45% to 2.50%	461,180	8.76 to 8.29	3,930,479	0.54%	10.04% to 7.77%
2012	0.45% to 2.50%	276,250	7.96 to 7.69	2,159,544	0.73%	2.92% to 0.79%
2011	0.45% to 2.50%	86,604	7.74 to 7.63	671,686	0.00%	-22.62% to -23.68%	****
VIP Trust - Multi-Manager Alternatives Fund: Initial Class (VWAR)
2014	1.15% to 2.15%	188,357	9.78 to 9.43	1,819,617	0.00%	-2.20% to -3.19%
2013	1.15% to 2.20%	168,013	10.00 to 9.72	1,665,592	0.00%	3.84% to 2.74%
2012	1.15% to 2.15%	287,520	9.63 to 9.47	2,760,934	0.00%	0.16% to -0.85%
2011	1.15% to 1.80%	208,859	9.62 to 9.81	2,008,439	0.00%	-3.82% to -4.23%	****
Variable Insurance Portfolios - Asset Strategy (WRASP)
2014	0.45% to 2.50%	2,023,234	13.52 to 12.27	26,136,125	0.50%	-5.69% to -7.63%
2013	0.45% to 2.50%	2,219,333	14.33 to 13.28	30,788,998	1.16%	24.57% to 22.01%
2012	0.45% to 2.45%	2,119,340	11.51 to 10.90	23,773,000	1.06%	18.64% to 16.25%
2011	0.45% to 2.50%	2,026,378	9.70 to 9.37	19,482,900	1.07%	-7.62% to -9.52%
2010	0.45% to 2.35%	1,623,923	10.50 to 10.37	17,158,592	0.12%	5.00% to 3.67%	****
Variable Trust: Alternative Strategies Allocation Fund (obsolete) (RVASA)
2011	1.15% to 2.35%	360,426	9.27 to 8.93	3,310,377	2.08%	-4.19% to -5.35%
2010	0.45% to 2.10%	380,558	9.81 to 9.48	3,658,591	0.32%	-1.06% to -2.70%
Variable Fund - All-Asset Aggressive Strategy (obsolete) (RVAAS)
2012	0.45% to 2.30%	51,471	11.18	557,054	1.09%	12.13% to 10.04%
2011	0.45% to 2.50%	58,543	9.97	572,088	0.34%	-4.72%
2010	1.15% to 2.50%	445,037	10.42	4,622,028	1.52%	4.17%	****
Variable Fund - All-Asset Conservative Strategy (obsolete) (RVACS)
2012	0.45% to 2.25%	274,533	10.80 to 10.29	2,899,591	1.83%	7.22% to 5.28%
2011	0.45% to 2.25%	192,189	10.07 to 9.77	1,906,307	0.29%	-1.75% to -3.52%
2010	1.15% to 2.25%	292,601	10.20 to 10.13	2,979,398	2.95%	2.02% to 1.26%	****
Variable Fund - All-Asset Moderate Strategy (obsolete) (RVAMS)
2012	0.45% to 2.30%	381,412	10.81 to 10.28	4,020,875	1.52%	9.53% to 7.49%
2011	0.45% to 2.30%	431,152	9.87 to 9.57	4,190,316	0.35%	-3.24% to -5.04%
2010	1.15% to 2.30%	460,683	10.15 to 10.07	4,669,700	2.52%	1.52% to 0.74%	****
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.45% to 2.15%	308,078	13.39 to 14.62	4,810,959	5.64%	6.46% to 4.64%
2012	0.45% to 2.45%	435,367	12.58 to 13.40	6,431,471	1.48%	14.19% to 11.89%
2011	0.45% to 2.45%	5,343,722	11.01 to 11.97	69,405,465	5.96%	3.34% to 1.27%
2010	0.45% to 2.45%	5,060,142	10.66 to 11.82	64,726,021	7.86%	6.58% to 10.39%	****
Variable Fund - DWA Flexible Allocation (obsolete) (RVDFA)
2012	0.45% to 2.50%	1,212,032	8.86 to 8.38	10,441,756	0.00%	1.65% to -0.45%
2011	0.45% to 2.50%	1,858,221	8.72 to 8.42	15,904,667	0.39%	-11.54% to -13.36%
2010	1.00% to 2.50%	2,129,161	9.82 to 9.72	20,832,375	0.00%	-1.82% to -2.81%	****
Variable Fund - DWA Sector Rotation (obsolete) (RVDSR)
2012	0.45% to 2.50%	1,578,196	9.19 to 8.69	14,127,817	0.00%	3.37% to 1.23%
2011	0.45% to 2.50%	2,618,123	8.89 to 8.59	22,892,659	0.14%	-7.73% to -9.63%
2010	0.45% to 2.50%	3,695,517	9.63 to 9.50	35,366,276	0.00%	-3.68% to -5.00%	****
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.45% to 2.50%	312,339	10.25 to 9.50	3,129,777	0.96%	0.30% to -1.77%
2012	0.45% to 2.20%	190,632	10.22 to 9.75	1,930,557	0.63%	16.71% to 14.65%
2011	0.45% to 2.20%	134,567	8.76 to 8.50	1,245,009	0.61%	-22.74% to -24.10%
2010	0.45% to 2.50%	203,740	11.34 to 11.18	2,493,091	0.14%	13.37% to 11.82%	****
Global Currents Variable International All Cap Opportunity Portfolio (obsolete) (SBIEP)
2011	1.30%	8,400	10.30	86,509	8.94%	-12.74%
2010	1.30%	8,402	11.80	99,160	1.81%	2.37%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class III (obsolete) (TRF3)
2013	0.45% to 2 .30%	113,926	$ 15.59 to $ 16.83	$1,841,734	1.53%	30.53% to 28.11%
2012	0.45% to 2.30%	83,029	11.94 to 13.14	1,043,764	1.90%	13.81% to 11.69%
2011	1.15% to 2.30%	35,854	11.40 to 11.76	404,651	1.46%	-0.37% to -1.53%
2010	1.15% to 1.80%	25,101	11.44 to 10.80	279,379	1.09%	12.17% to 11.52%
NVIT Government Bond Fund - Class III (obsolete) (GBF3)
2013	0.45% to 2.15%	669,943	10.68 to 11.38	9,075,697	1.44%	-4.53% to -6.16%
2012	0.45% to 2.45%	1,281,066	11.19 to 11.96	18,225,025	1.99%	2.58% to 0.51%
2011	0.45% to 2.45%	1,741,410	10.90 to 11.90	24,573,093	2.99%	6.78% to 4.64%
2010	0.45% to 2.45%	2,020,667	10.21 to 12.26	27,039,696	2.99%	2.12% to 2.25%	****
NVIT Investor Destinations Aggressive Fund - Class VI (obsolete) (GVIDA6)
2013	0.45% to 1.95%	379,377	14.92 to 16.25	6,452,390	1.97%	26.61% to 24.70%
2012	0.45% to 1.80%	323,301	11.78 to 13.21	4,419,224	1.58%	15.40% to 13.83%
2011	1.15% to 1.80%	370,983	12.20 to 11.60	4,441,637	1.86%	-5.04% to -5.66%
2010	1.15% to 2.05%	396,111	12.85 to 12.09	4,985,129	1.88%	13.25% to 12.31%
NVIT Investor Destinations Balanced Fund - Class VI (obsolete) (NVDBL6)
2013	0.45% to 2.00%	106,233	12.93 to 12.21	1,328,607	1.95%	12.92% to 11.17%
2012	0.45% to 2.00%	88,965	11.45 to 10.98	994,694	2.07%	8.99% to 7.28%
2011	0.45% to 2.50%	42,375	10.50 to 10.15	437,306	2.09%	0.42% to -1.64%
2010	1.15% to 1.95%	55,752	10.41 to 10.36	579,146	0.68%	4.12% to 3.56%	****
NVIT Investor Destinations Capital Appreciation Fund - Class VI (obsolete) (NVDCA6)
2013	1.00% to 2.50%	96,385	13.56 to 12.82	1,276,664	2.10%	18.20% to 16.41%
2012	1.15% to 2.50%	51,664	11.42 to 11.01	585,042	1.44%	11.01% to 9.49%
2011	1.15% to 2.00%	50,520	10.29 to 10.14	518,356	1.32%	-2.12% to -2.96%
2010	1.15% to 2.00%	21,384	10.51 to 10.45	224,655	0.73%	5.14% to 4.54%	****
NVIT Investor Destinations Conservative Fund - Class VI (obsolete) (GVIDC6)
2013	0.45% to 2.30%	768,696	11.50 to 11.87	9,911,437	1.32%	4.23% to 2.30%
2012	0.45% to 2.30%	1,240,205	11.04 to 11.60	15,505,928	1.72%	4.68% to 2.73%
2011	0.45% to 2.50%	1,390,326	10.54 to 10.68	16,787,146	2.47%	2.48% to 0.37%
2010	0.45% to 2.30%	1,453,199	10.29 to 11.23	17,110,895	2.34%	2.87% to 3.50%	****
NVIT Investor Destinations Moderate Fund - Class VI (obsolete) (GVIDM6)
2013	0.45% to 2.50%	1,230,727	13.38 to 12.32	18,913,039	1.46%	16.03% to 13.64%
2012	0.45% to 2.50%	1,698,729	11.53 to 10.84	22,732,682	1.53%	10.34% to 8.07%
2011	0.45% to 2.50%	1,903,557	10.45 to 10.03	23,305,379	2.10%	-0.49% to -2.53%
2010	1.15% to 2.50%	1,859,898	12.69 to 10.29	23,158,697	2.00%	9.58% to 8.09%
NVIT Investor Destinations Moderately Aggressive Fund - Class VI (obsolete) (GVDMA6)
2013	0.45% to 1.95%	427,296	14.25 to 15.67	7,074,831	1.72%	21.82% to 19.98%
2012	0.45% to 1.80%	441,954	11.70 to 13.25	6,069,951	1.53%	13.23% to 11.71%
2011	1.15% to 1.80%	617,750	12.46 to 11.86	7,548,836	2.00%	-3.27% to -3.86%
2010	1.15% to 2.05%	762,011	12.88 to 12.13	9,649,660	1.92%	11.62% to 10.69%
NVIT Investor Destinations Moderately Conservative Fund - Class VI (obsolete) (GVDMC6)
2013	0.45% to 2.50%	671,052	12.52 to 11.92	9,594,807	1.25%	10.10% to 7.83%
2012	0.45% to 2.50%	1,136,193	11.37 to 11.05	14,897,003	1.67%	7.48% to 5.26%
2011	0.45% to 2.25%	1,162,051	10.58 to 11.60	14,381,049	2.32%	1.71% to -0.13%
2010	0.45% to 2.05%	1,252,758	10.40 to 11.79	15,322,320	2.16%	4.00% to 6.30%	****
NVIT Multi-Manager International Value Fund - Class VI (obsolete) (GVDIV6)
2013	0.45% to 2.45%	210,197	12.48 to 11.59	2,564,300	2.33%	20.55% to 18.13%
2012	0.45% to 2.00%	96,323	10.35 to 13.16	1,004,054	0.17%	16.42% to 14.56%
2011	0.45% to 2.00%	75,748	8.89 to 11.49	694,870	1.67%	-16.77% to -18.06%
2010	0.45% to 1.90%	78,665	10.68 to 10.58	838,675	3.53%	6.85% to 5.82%	****
NVIT Multi-Manager Small Cap Growth Fund - Class III (obsolete) (SCGF3)
2013	0.45% to 2.50%	108,907	18.01 to 12.27	1,728,650	0.00%	43.72% to 40.77%
2012	0.45% to 2.10%	47,661	12.53 to 13.44	527,377	0.00%	12.87% to 10.99%
2011	0.45% to 2.10%	51,142	11.11 to 12.11	515,631	0.00%	-1.10% to -2.73%
2010	0.45% to 1.90%	51,624	11.23 to 9.79	530,351	0.00%	12.28% to 23.03%	****
NVIT Multi-Manager Small Cap Value Fund - Class III (obsolete) (SCVF3)
2013	0.45% to 2.45%	132,331	17.07 to 14.54	2,714,433	1.05%	39.74% to 36.94%
2012	0.45% to 2.00%	65,799	12.22 to 14.90	968,868	0.99%	20.04% to 18.27%
2011	0.45% to 1.90%	49,161	10.18 to 12.72	658,532	0.39%	-5.59% to -6.96%
2010	0.45% to 1.85%	73,763	10.78 to 13.74	1,052,882	0.55%	7.82% to 24.23%	****
NVIT Multi-Manager Small Company Fund - Class III (obsolete) (SCF3)
2013	0.45% to 2.10%	142,009	16.81 to 25.48	3,283,214	0.15%	40.32% to 37.99%
2012	0.45% to 2.20%	156,996	11.98 to 18.28	2,626,810	0.17%	14.96% to 12.93%
2011	0.45% to 2.20%	171,964	10.42 to 16.19	2,524,182	0.54%	-5.97% to -7.62%
2010	1.15% to 2.20%	182,582	16.13 to 17.52	2,892,144	0.33%	23.91% to 22.59%
Variable Trust - International Long Short Select Fund (obsolete) (RVIRO)
2010	0.45% to 2.55%	430,229	8.20 to 7.75	3,435,470	0.62%	-1.44% to -3.52%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS

December 31, 2014

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
ClearBridge Variable All Cap Value Portfolio Class I (obsolete) (SBTRP)
2011	1.30%	1,435	$23.02	$33,027	1.36%	-7.41%
2010	1.30%	1,436	24.86	35,696	1.78%	15.09%

2014	Reserves for annuity contracts in payout phase:			89,289
2014	Contract owners equity:			$1,524,687,920
2013	Reserves for annuity contracts in payout phase:			113,380
2013	Contract owners equity:			$1,358,664,885
2012	Reserves for annuity contracts in payout phase:			110,587
2012	Contract owners equity:			$1,146,493,847
2011	Reserves for annuity contracts in payout phase:			143,761
2011	Contract owners equity:			$1,059,222,360
2010	Reserves for annuity contracts in payout phase:			230,615
2010	Contract owners equity:			$1,112,505,376

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

KPMG LLP
Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholder

Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (the Company) as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, equity, and cash flows for each of the years in the three-year period ended December 31, 2014. In connection with our audits of the consolidated financial statements, we also have audited the financial statement schedules as listed in the accompanying table of contents. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 2014 and 2013, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP

Columbus, Ohio

February 25, 2015

KPMG LLP is a Delaware limited liability partnership, the U.S.

member firm of KPMG International Cooperative (“KPMG

International”), a Swiss entity.

1

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Operations

	Year ended December 31,
(in millions)	2014	2013	2012
Revenues
Policy charges	$2,065	$1,849	$1,670
Premiums	831	724	635
Net investment income	1,900	1,849	1,825
Net realized investment (losses) gains, including other-than-temporary impairment losses	(1,078)	678	319
Other revenues	11	17	7

Total revenues	$3,729	$5,117	$4,456

Benefits and expenses
Interest credited to policyholder account values	$1,096	$1,067	$1,038
Benefits and claims	1,502	1,354	1,227
Amortization of deferred policy acquisition costs	207	374	575
Other expenses, net of deferrals	1,055	981	917

Total benefits and expenses	$3,860	$3,776	$3,757

(Loss) income before federal income taxes and noncontrolling interests	$(131)	$1,341	$699
Federal income tax (benefit) expense	(147)	313	99

Net income	$16	$1,028	$600
Less: Loss attributable to noncontrolling interest, net of tax	(94)	(82)	(61)

Net income attributable to Nationwide Life Insurance Company	$110	$1,110	$661

See accompanying notes to consolidated financial statements.

2

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Comprehensive Income

	Year ended December 31,
(in millions)	2014	2013	2012
Net income	$16	$1,028	$600

Other comprehensive income (loss), net of tax
Changes in:
Net unrealized gains (losses) on available-for-sale securities	$435	$(663)	$571
Other	27	(7)	(5)

Total other comprehensive income (loss), net of tax	$462	$(670)	$566

Total comprehensive income	$478	$358	$1,166
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(94)	(82)	(61)

Total comprehensive income attributable to Nationwide Life Insurance Company	$572	$440	$1,227

See accompanying notes to consolidated financial statements.

3

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Balance Sheets

	December 31,
(in millions, except for share and per share amounts)	2014	2013
Assets
Investments:
Fixed maturity securities, available-for-sale	$35,418	$32,249
Mortgage loans, net of allowance	7,270	6,341
Policy loans	992	987
Short-term investments	935	411
Other investments	822	767

Total investments	$45,437	$40,755
Cash and cash equivalents	77	61
Accrued investment income	670	603
Deferred policy acquisition costs	4,063	3,778
Goodwill	200	200
Other assets	5,001	3,979
Separate account assets	88,076	84,069

Total assets	$143,524	$133,445

Liabilities and equity
Liabilities
Future policy benefits and claims	$40,730	$36,765
Short-term debt	660	278
Long-term debt	709	707
Other liabilities	5,313	4,122
Separate account liabilities	88,076	84,069

Total liabilities	$135,488	$125,941

Shareholder’s equity
Common stock ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Additional paid-in capital	1,718	1,718
Retained earnings	4,630	4,520
Accumulated other comprehensive income	1,044	582

Total shareholder’s equity	$7,396	$6,824
Noncontrolling interests	640	680

Total equity	$8,036	$7,504

Total liabilities and equity	$143,524	$133,445

See accompanying notes to consolidated financial statements.

4

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Equity

(in millions)	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total shareholder’s equity	Non- controlling interest	Total equity
Balance as of December 31, 2011	$4	$1,718	$2,789	$686	$5,197	$345	$5,542
Cash dividend paid	—	—	(40)	—	(40)	—	(40)
Comprehensive income (loss):
Net income (loss)	—	—	661	—	661	(61)	600
Other comprehensive income	—	—	—	566	566	—	566

Total comprehensive income (loss)	$—	$—	$661	$566	$1,227	$(61)	$1,166
Change in noncontrolling interest	—	—	—	—	—	63	63

Balance as of December 31, 2012	$4	$1,718	$3,410	$1,252	$6,384	$347	$6,731

Comprehensive income (loss):
Net income (loss)	—	—	1,110	—	1,110	(82)	1,028
Other comprehensive loss	—	—	—	(670)	(670)	—	(670)

Total comprehensive income (loss)	$—	$—	$1,110	$(670)	$440	$(82)	$358
Change in noncontrolling interest	—	—	—	—	—	415	415

Balance as of December 31, 2013	$4	$1,718	$4,520	$582	$6,824	$680	$7,504

Comprehensive income (loss):
Net income (loss)	—	—	110	—	110	(94)	16
Other comprehensive income	—	—	—	462	462	—	462

Total comprehensive income (loss)	$—	$—	$110	$462	$572	$(94)	$478
Change in noncontrolling interest	—	—	—	—	—	54	54

Balance as of December 31, 2014	$4	$1,718	$4,630	$1,044	$7,396	$640	$8,036

See accompanying notes to consolidated financial statements.

5

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Consolidated Statements of Cash Flows

	Year ended December 31,
(in millions)	2014	2013	2012
Cash flows from operating activities
Net income	$16	$1,028	$600
Adjustments to net income:
Net realized investment losses (gains), including other-than-temporary impairment losses	1,078	(678)	(319)
Interest credited to policyholder account values	1,096	1,067	1,038
Capitalization of deferred policy acquisition costs	(685)	(604)	(470)
Amortization of deferred policy acquisition costs	207	374	575
Amortization and depreciation	128	77	80
Deferred tax (benefit) expense	(152)	346	243
Changes in:
Policy liabilities	(421)	(475)	(548)
Derivatives, net	(181)	(483)	(490)
Other, net	(59)	88	(84)

Net cash provided by operating activities	$1,027	$740	$625

Cash flows from investing activities
Proceeds from maturities of available-for-sale securities	$2,798	$3,689	$2,909
Proceeds from sales of available-for-sale securities	647	1,091	796
Purchases of available-for-sale securities	(5,640)	(6,842)	(5,167)
Proceeds from repayments and sales of mortgage loans	920	1,091	1,048
Issuances and purchases of mortgage loans	(1,837)	(1,593)	(1,114)
Net (increase) decrease in short-term investments	(524)	654	98
Collateral received (paid), net	399	(637)	(208)
Other, net	(94)	42	(12)

Net cash used in investing activities	$(3,331)	$(2,505)	$(1,650)

Cash flows from financing activities
Net change in short-term debt	$382	$(22)	$(477)
Proceeds from issuance of long-term debt	—	2	13
Cash dividend paid to Nationwide Financial Services, Inc.	—	—	(40)
Repayments of long-term debt	—	(299)	—
Investment and universal life insurance product deposits	6,037	6,139	5,566
Investment and universal life insurance product withdrawals	(4,095)	(4,034)	(4,063)
Other, net	(4)	(22)	39

Net cash provided by financing activities	$2,320	$1,764	$1,038

Net increase (decrease) in cash and cash equivalents	$16	$(1)	$13
Cash and cash equivalents at beginning of year	61	62	49

Cash and cash equivalents at end of year	$77	$61	$62

See accompanying notes to consolidated financial statements.

6

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC,” or collectively with its subsidiaries, “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation (“Nationwide Corp.”), a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a diverse range of products and services including individual annuities, private and public sector group retirement plans, investment products sold to institutions, life insurance and advisory services.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouse and regional firms, pension plan administrators and life insurance specialists. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. (“NRS”) and Nationwide Financial Network (“NFN”) producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC.

Wholly-owned subsidiaries of NLIC as of December 31, 2014 include Nationwide Life and Annuity Insurance Company (“NLAIC”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance (“COLI”) and individual annuity contracts on a non-participating basis. NISC is a registered broker-dealer. NIA is a registered investment advisor.

As of December 31, 2014 and 2013, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which the Company is overly vulnerable to a single event which could cause a severe impact on the Company’s financial position.

(2)	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements include the accounts of NLIC and companies in which NLIC directly or indirectly has a controlling financial interest. The consolidated financial statements include majority-owned subsidiaries and consolidated variable interest entities (“VIEs”). All significant intercompany accounts and transactions have been eliminated.

Entities in which NLIC does not have a controlling interest, but the Company has significant influence over the operating and financing decisions, and also certain other investments, are reported using the equity method.

Use of Estimates

The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“GAAP”). The preparation of the consolidated financial statements in accordance with GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Significant estimates include the balance and amortization of deferred policy acquisition costs (“DAC”), legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims including the valuation of embedded derivatives resulting from living benefit guarantees on variable annuity contracts, goodwill, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

7

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Revenues and Benefits

Investment and universal life insurance products. Investment products are long-duration contracts that do not subject the Company to significant risk arising from mortality (the incidence of death) or morbidity (the incidence of disability resulting from disease or physical impairment). These include variable and fixed deferred annuity contracts in the accumulation phase with both individuals and groups, as well as certain annuities without life contingencies. Universal life insurance products include long-duration insurance contracts that do not have fixed or guaranteed terms. These include universal life insurance, variable universal life insurance, COLI, bank-owned life insurance (“BOLI”) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, surrender charges and other policy charges earned and assessed against policy account balances during the period. Policy charges are assessed on a daily or monthly basis and are recognized as revenue when assessed and earned. Assessments for services provided in future periods are recorded as unearned revenue and recognized as revenue over the periods benefited. Surrender charges are recognized as revenue upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policyholder accounts and benefits and claims incurred in the period in excess of related policyholder accounts.

Traditional life insurance products. Traditional life insurance products include those products with fixed and guaranteed terms, primarily consisting of whole life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are generally recognized as revenue when due. For certain annuities with life contingencies, any excess of gross premium over the net premium is deferred and recognized with the amount of expected future benefits. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contract. This association is accomplished through the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

Future Policy Benefits and Claims

Investment and universal life insurance products. The Company calculates its liability for future policy benefits and claims for investment products in the accumulation phase and for universal life insurance policies at the policy accrued account balance, which represents participants’ net deposits adjusted for investment performance, interest credited and applicable contract charges.

The Company offers certain universal life insurance and variable universal life insurance with no-lapse guarantees and variable annuity products with guaranteed minimum death benefits (“GMDB”) and/or guaranteed minimum income benefits (“GMIB”). Liabilities for these guarantees are calculated by multiplying the current benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative guaranteed benefit payments plus interest. The Company annually evaluates its experience and assumptions and adjusts the benefit ratio as appropriate. If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes with a related charge or credit to other benefits and claims in the period of evaluation. Determination of the expected benefit payments and assessments are based on a range of scenarios and assumptions, including those related to market rates of return and volatility, contract surrenders and mortality experience. The accounting for these guarantees impacts estimated gross profits used to calculate the balance and amortization of DAC and other expenses. Refer to Note 4 for further discussion of these guarantees.

Guarantees to variable annuity contractholders can include a return of no less than the total deposits made on the contract less any customer withdrawals, total deposits made on the contract less any customer withdrawals plus a minimum return, or the highest contract value on a specified anniversary date minus any customer withdrawals following the contract anniversary. In addition, these guarantees can include benefits payable in the event of death, upon annuitization, upon periodic withdrawal or at specified dates during the accumulation period. Refer to Note 4 for further discussion of these guarantees.

8

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company’s guaranteed minimum accumulation benefit (“GMAB”) and guaranteed living withdrawal benefit (“GLWB”) living benefit guarantees represent embedded derivatives in variable annuity contracts that are required to be separated from, and valued apart from, the host variable annuity contracts. The embedded derivatives are held at fair value and include the present value of attributed fees. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of net realized investment gains and losses. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivatives incorporate numerous assumptions including, but not limited to, mortality, lapse rates, index volatility, benefit utilization and discounting. Benefit utilization includes wait period (the number of years the policyholder is assumed to wait prior to beginning withdrawals once eligible) and efficiency of benefit utilization (the percent of the maximum permitted withdrawal that a policyholder takes). Discounting includes liquidity and non-performance risk (the risk that the liability will not be fulfilled) and affects the value at which the liability is transferred. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

The Company’s equity indexed products (life and annuity) have the policyholders’ interest credits based on market performance with caps and floors. The interest credits represent embedded derivatives within the insurance contract and therefore are required to be separated from, and valued apart from, the host contracts. The embedded derivatives are held at fair value. Subsequent changes in the fair value of the embedded derivatives are recognized in earnings as a component of interest credited. The fair value of the embedded derivatives is calculated based on a combination of capital market and actuarial assumptions. Projections of cash flows inherent in the valuation of the embedded derivative incorporate numerous assumptions including, but not limited to, mortality, lapse rates and index volatility. The assumptions used to calculate the fair value of embedded derivatives are reviewed as part of an annual comprehensive study of assumptions. Quarterly, consideration is given as to whether adjustments to these assumptions are necessary.

Traditional life insurance products. The process of calculating reserve amounts for traditional life insurance products involves the use of a number of assumptions, including those related to persistency, mortality, morbidity, interest rates (the rates expected to be paid or received on financial instruments) and certain other expenses.

The liability for future policy benefits and claims for traditional life insurance policies was determined using the net level premium method, with weighted average interest rates of 6.6% and estimates of mortality, morbidity, investment yields and persistency that were used or being experienced at the time the policies were issued, with a provision for adverse deviation.

The liability for future policy benefits for certain annuities with life contingencies was calculated using the present value of future benefits and certain expenses, discounted using weighted average interest rates of 4.8% with a provision for adverse deviation.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liability for such funding agreements is recorded in future policy benefits and claims at amortized cost. The amount of collateralized funding agreements outstanding with the FHLB as of December 31, 2014 and 2013 was $1.8 billion and $913 million, respectively. In connection with an FHLB requirement for funding agreements, the Company held $35 million and $18 million of FHLB stock as of December 31, 2014 and 2013, respectively.

Reinsurance ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the original insurer from its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis, separately from the related future policy benefits and claims of the Company.

Deferred Policy Acquisition Costs

The Company has deferred certain acquisition costs that are directly related to the successful acquisition of new and renewal insurance and investment contracts. The methods and assumptions used to amortize and assess recoverability of the DAC balance depend on the type of product.

9

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Investment and universal life insurance products. For certain investment and universal life insurance products, DAC is amortized with interest over the lives of the policies in relation to the present value of estimated gross profits, which is determined primarily from projected interest margins, policy charges and net realized investment gains and losses, less policy benefits and other expenses. The DAC asset related to investment and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on available-for-sale securities, with the corresponding adjustment recorded in accumulated other comprehensive income (“AOCI”). This adjustment to DAC represents the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized. DAC for investment and universal life insurance products is subject to recoverability testing in the year of policy issuance, and DAC for universal life insurance products is also subject to loss recognition testing at the end of each reporting period.

The Company regularly evaluates and adjusts the DAC balance when actual gross profits in a given reporting period vary from management’s initial estimates. Additionally, the assumptions used in the estimation of gross profits are based on the Company’s current best estimates of future events and are reviewed as part of an annual process. During the annual process, the Company performs a comprehensive study of assumptions, including mortality and persistency studies, maintenance expense studies and an evaluation of projected general and separate account investment returns. The most significant assumptions that are involved in the estimation of future gross profits include future net separate account investment performance, surrender/lapse rates, interest margins, renewal premiums and mortality. The Company refers to this process as “unlocking.” Quarterly, consideration is given as to whether adjustments to these assumptions are necessary. The Company uses a reversion to the mean process to determine the assumption for the future net separate account investment performance. This process assumes different performance levels over the next three years, such that the separate account mean return, measured from the anchor date to the end of the life of the product, equals the long-term assumption. The Company’s long-term assumptions for net separate account investment performance consist of assumed gross returns of 10.5% for equity funds and 5.0% for fixed funds.

Changes in assumptions and the emergence of actual gross profits can have a significant impact on the amount of DAC reported for investment and universal life insurance products and their related amortization patterns. Additionally, the amortization of DAC can be affected by the change in the valuation of the Company’s variable annuity guarantees. See Future Policy Benefits and Claims for further discussion of the valuation of the Company’s variable annuity guarantees. In the event actual experience differs from assumptions or future assumptions are revised, the Company will record an increase or decrease in DAC amortization expense, which could be significant.

Traditional life insurance. DAC is amortized with interest over the premium-paying period of the related policies in proportion to premium revenue recognized. These assumptions are consistent with those used in the calculation of liabilities for future policy benefits at issuance. DAC is evaluated for recoverability at the time of policy issuance, and loss recognition testing is conducted each reporting period.

Refer to Note 5 for discussion regarding assumption changes impacting DAC amortization and related balances.

Investments

Available-for-sale securities. Available-for-sale securities are reported at fair value, with unrealized holding gains and losses reported as a separate component of other comprehensive income, net of adjustments for DAC and other expenses, future policy benefits and claims, policyholder dividend obligations and deferred federal income taxes. Realized gains and losses on sales of available-for-sale securities are recognized in income based on the specific identification method. Interest and dividend income is recognized when earned.

As of December 31, 2014 and 2013, 99% of fixed maturity securities were priced using external source data. Independent pricing services are most often utilized (87% and 86% as of December 31, 2014 and 2013, respectively) to determine the fair value of securities for which market quotations are available. For these securities, the Company obtains the pricing services’ methodologies, inputs and assumptions and classifies the investments accordingly in the fair value hierarchy.

A corporate pricing matrix is used in valuing certain corporate debt securities. The corporate pricing matrix is developed using private spreads for corporate securities with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular fixed maturity security to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that security. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular security.

10

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Non-binding broker quotes are also utilized to determine the fair value of certain corporate debt, mortgage-backed and other asset-backed securities when quotes are not available from independent pricing services, corporate pricing matrix or internal pricing models. These securities are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers, as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

When the collectability of contractual interest payments on fixed maturity securities is considered doubtful, such securities are placed in non-accrual status and any accrued interest is excluded from investment income. These securities are not restored to accrual status until the Company determines that payment of future principal and interest is probable.

For investments in certain residential and commercial mortgage-backed securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method, based on prepayment assumptions and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

The Company periodically reviews its available-for-sale securities to determine if any decline in fair value to below amortized cost is other-than-temporary. Factors considered in determining whether a decline is other-than-temporary include the length of time a security has been in an unrealized loss position, the severity of the unrealized loss, reasons for the decline in value and expectations for the amount and timing of a recovery in fair value.

In assessing corporate debt securities for other-than-temporary impairment, the Company evaluates the ability of the issuer to meet its debt obligations, the value of the company or specific collateral securing the debt, the Company’s intent to sell the security and whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis. The Company evaluates U.S. government and agencies, as well as obligations of states, political subdivisions and foreign governments for other-than-temporary impairment by examining similar characteristics.

When evaluating whether residential mortgage-backed securities, commercial mortgage-backed securities and other asset-backed securities are other-than-temporarily impaired, the Company examines characteristics of the underlying collateral, such as delinquency and default rates, the quality of the underlying borrower, the type of collateral in the pool, the vintage year of the collateral, subordination levels within the structure of the collateral pool, the quality of any credit guarantors, the Company’s intent to sell the security and whether it is more likely than not it will be required to sell the security before the recovery of its amortized cost basis.

The Company evaluates its intent to sell on an individual security basis. Other-than-temporary impairment losses on securities when the Company does not intend to sell the security and it is not more likely than not it will be required to sell the security prior to recovery of the security’s amortized cost basis are bifurcated, with the credit portion of the impairment loss being recognized in earnings and the non-credit loss portion of the impairment and any subsequent changes in the fair value of those debt securities being recognized in other comprehensive income, net of applicable taxes and other offsets. To estimate the credit portion of an impairment loss recognized in earnings, the Company considers the present value of the cash flows. To the extent that the present value of cash flows generated by a debt security is less than the amortized cost, an other-than-temporary impairment is recognized through earnings.

It is possible that further declines in fair values of such investments, or changes in assumptions or estimates of anticipated recoveries and/or cash flows, may cause further other-than-temporary impairments in the near term, which could be significant.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. These mortgage loans are further segregated into the following classes based on the unique risk profiles of the underlying property types: office, industrial, retail, apartment and other. Mortgage loans held-for-investment are held at amortized cost less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are generally obtained to support loaned amounts, as the loans are usually collateral dependent.

11

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The collectability and value of a mortgage loan are based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s commercial mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property.

The Company actively monitors the credit quality of its mortgage loans to support the development of the valuation allowance. This monitoring process includes quantitative analyses, which facilitate the identification of deteriorating loans, and qualitative analyses, which consider other factors relevant to the borrowers’ ability to repay. Surveillance procedures identify loans with deteriorating credit fundamentals and these loans are evaluated based on the severity of their deterioration and management’s judgment as to the likelihood of loss.

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and either the fair value of the collateral less costs to sell or the present value of expected future cash flows discounted at the loan’s market interest rate. Loan-specific reserve charges are recorded in net realized investment gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized investment gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimate of probable credit losses inherent in the portfolio of loans without specific reserves as of the balance sheet date. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded in net realized investment gains and losses.

Interest income on performing mortgage loans is recognized over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are considered delinquent when contractual payments are 90 days past due.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Short-term investments. Short-term investments consist primarily of highly liquid mutual funds and government agency discount notes with maturities of twelve months or less at acquisition. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the consolidated balance sheets. The Company carries short-term investments at fair value.

Other investments. Other investments consist primarily of equity method investments in private equity, hedge funds and partnerships, as well as COLI, trading securities, equity securities and capital stock with the FHLB.

Securities lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income on the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total investments of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in either available-for-sale or other investments. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. Net income received from securities lending activities is included in net investment income. As of December 31, 2014 and 2013, the fair value of loaned securities was $254 million and $116 million, respectively.

Variable interest entities. In the normal course of business, the Company has relationships with VIEs. If the Company determines that it has a variable interest and is the primary beneficiary, it consolidates the VIE. The Company is the primary beneficiary if the Company has the power to direct the activities of the VIE that most significantly impact the economic performance of the entity and the obligation to absorb losses or receive benefits from the entity that could be potentially significant to the VIE. This determination is based on a review of the entity’s contract and other deal related information, such as the entity’s equity investment at risk, decision-making abilities, obligations to absorb economic risks and right to receive economic rewards of the entity.

12

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The majority of the VIEs consolidated by the Company are due to guarantees provided to limited partners related to the amount of tax credits that will be generated by Low-Income-Housing Tax Credit Funds (“Tax Credit Funds”). The results of operations and financial position of each VIE for which the Company is the primary beneficiary, as well as the corresponding noncontrolling interests, are recorded in the consolidated financial statements. Ownership interests held by unrelated third parties in the consolidated VIEs are presented as noncontrolling interests in the equity section of the consolidated financial statements. Losses attributable to noncontrolling interests are excluded from the net income attributable to NLIC on the consolidated statements of operations.

The Company invests in fixed maturity securities that could qualify as VIEs, including corporate securities, mortgage-backed securities and asset-backed securities. The Company is not the primary beneficiary of these securities as the Company does not have the power to direct the activities that most significantly impact the entities’ performance. The Company’s maximum exposure to loss is limited to the carrying values of these securities. There are no liquidity arrangements, guarantees or other commitments by third parties that affect the fair value of the Company’s interest in these assets. Refer to Note 6 for additional disclosures related to these investments.

The Company is not required and does not intend to provide financial or other support outside of contractual requirements to any VIE.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, futures contracts and options. Certain features embedded in the Company’s indexed products and certain variable annuity contracts require derivative accounting. Refer to the prior discussion of Future Policy Benefits and Claims for a description of the valuation applicable to these products. All derivative instruments are held at fair value and are reflected as assets or liabilities in the consolidated balance sheets.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels. In cases where observable inputs are not available, the Company will utilize non-binding broker quotes to determine fair value, and these instruments are classified accordingly in the fair value hierarchy. Price movements of these broker quotes are subject to validation and require approval from the Company’s management. Management uses models to internally value the instruments for comparison to the values received through broker quotes.

For derivatives that are not designated for hedge accounting, the gain or loss on the derivative is primarily recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for fair value hedge accounting, the gain or loss on the derivative instrument, as well as the hedged item to the extent of the risk being hedged, are recognized in net realized investment gains and losses.

For derivative instruments that are designated and qualify for cash flow hedge accounting, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same period or periods that the hedged transaction impacts earnings. The ineffective portion of the derivative’s change in value, if any, along with any of the derivative’s change in value that is excluded from the assessment of hedge effectiveness, are recorded in net realized investment gains and losses.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements, which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the form of cash and marketable securities.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market and income approaches.

13

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes assets and liabilities held at fair value in the consolidated balance sheets as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments, and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in the observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Fair Value Option

The Company assesses the fair value option election for newly acquired assets or liabilities on a prospective basis. There are no material assets or liabilities for which the Company has elected the fair value option.

Federal Income Taxes

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities due to a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recorded to reduce a deferred tax asset to the amount expected to be realized. Interest expense and any associated penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) are recorded as income tax expense.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the consolidated financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as the lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue.

NLIC files a separate consolidated federal income tax return with its subsidiaries and is eligible to join the NMIC consolidated tax return group in 2015.

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

14

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Goodwill

In connection with business acquisitions, the Company recognizes goodwill as the excess of the purchase price over the fair value of net assets acquired as goodwill. Goodwill is not amortized, but is evaluated for impairment at the reporting unit level annually. Goodwill of a reporting unit is tested for impairment on an interim basis, in addition to the annual evaluation, if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount. If a reporting unit’s fair value is less than its carrying value, the Company will calculate implied goodwill. An impairment would be recognized on a reporting unit for the amount that the carrying value of its goodwill exceeds the implied value of its goodwill.

The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market-based assumptions. The Company performed its 2014 annual impairment test and determined that no impairment was required.

Closed Block

In connection with the sponsored demutualization of Provident Mutual Life Insurance Company (“Provident”) prior to its acquisition by the Company, Provident established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (1) payment of policy benefits, specified expenses and taxes, and (2) the continuation of dividends throughout the life of the Provident policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.

Assets allocated to the closed block benefit only the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing or lending of assets can be made between the closed block and other portions of the Company’s general account, any of its separate accounts, or any affiliate of the Company without the approval of the Pennsylvania Insurance Department and Ohio Department of Insurance (“ODI”). The closed block will remain in effect as long as any policy in the closed block is in force.

If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will increase. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.

The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date Provident was acquired by the Company represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income, for the benefit of stockholders, over the period the policies in the closed block remain in force.

If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend expense in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.

The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions and net investment income and realized gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies. See Note 10 for further disclosure.

Separate Accounts

Separate account assets and liabilities represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. In the separate account, investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contractholder. Separate account assets are primarily comprised of public, privately registered and non-registered mutual funds. Separate account assets are recorded at fair value based on the methodology that would be applicable to the underlying assets. The value of separate account liabilities is set to equal the fair value for separate account assets.

15

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% of the Company’s life insurance in force in 2014 and 2013 and 5% in 2012 and 37% of the number of life insurance policies in force in 2014 (38% in 2013 and 40% in 2012). The provision for policyholder dividends was based on the respective year’s dividend scales and has been included in future policy benefits and claims in the consolidated balance sheets.

Subsequent Events

The Company evaluated subsequent events through February 25, 2015, the date the consolidated financial statements were issued.

(3)	Recently Issued Accounting Standards

Adopted Accounting Standards

On January 1, 2014, the Company adopted ASU 2013-04, which amends existing guidance in ASC 405, Liabilities. The ASU provides guidance for the recognition, measurement and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-08, which amends existing guidance in ASC 946, Financial Services – Investment Companies. The amended guidance modifies the definition of investment companies and requires new disclosures around the status and operations of investment companies. In addition, the guidance requires an investment company to measure its noncontrolling interests in another investment company at fair value rather than the equity method of accounting. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

On January 1, 2014, the Company adopted ASU 2013-11, which amends existing guidance in ASC 740, Income Taxes. The amended guidance provides clarification on the financial statement presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss or a tax credit carryforward exists. The adoption of this guidance had no impact on the Company’s consolidated financial statements.

Pending Accounting Standards

In January 2014, the FASB issued ASU 2014-01, which amends existing guidance in ASC 323, Equity Method and Joint Ventures. The amended guidance permits reporting entities to make an accounting policy election to account for their investments in qualified affordable housing projects using the proportional amortization method if certain conditions are met. The Company will adopt the ASU for interim and annual reporting periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In January 2014, the FASB issued ASU 2014-04, which amends existing guidance in ASC 310, Receivables and ASC 360, Property, Plant and Equipment. The amended guidance provides clarification on the accounting for situations in which a creditor obtains collateral assets in satisfaction of all or part of a receivable. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In May 2014, the FASB issued ASU 2014-09, which amends existing guidance in ASC 606, Revenue from Contracts with Customers and ASC 340, Other Assets and Deferred Costs – Contracts with Customers. The amended guidance develops a single standard to recognize revenue when the identified performance obligation is satisfied. The Company will adopt the ASU for interim and annual periods beginning January 1, 2017. The Company is currently in the process of determining the impact of adoption.

In June 2014, the FASB issued ASU 2014-11, which amends existing guidance in ASC 860, Transfers and Servicing. The amended guidance amends certain criteria when evaluating effective control in certain repurchase agreement transactions and eliminates specific guidance on repurchase financing and requires that these transactions be treated in the same manner as repurchase transactions. Additionally, the amended guidance requires additional disclosures for repurchase agreements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

In August 2014, the FASB issued ASU 2014-14, which amends ASC 310, Receivables. The amended guidance requires creditors to classify certain foreclosed government guaranteed mortgage loans as a receivable from the guarantor that is measured at the amount expected to be recovered under the guarantee, without treating the guarantee as a separate unit of account. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

16

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

In November 2014, the FASB issued ASU 2014-17, which amends ASC 805, Business Combinations. The amended guidance gives an acquired entity the option to apply pushdown accounting in its stand-alone financial statements. The Company will adopt the ASU for interim and annual periods beginning January 1, 2015. The Company is currently in the process of determining the impact of adoption.

(4)	Certain Long-Duration Contracts

Variable Annuity Contracts

Contractholder assets are invested in general and separate account investment options as directed by the contractholder. The Company issues variable annuity contracts through its separate accounts. The Company also provides various forms of guarantees to benefit the related contractholders. The Company provides five primary guarantee types: (1) GMDB; (2) GLWB; (3) GMAB; (4) a hybrid guarantee with GMAB and GLWB; and (5) GMIB.

The GMDB, offered on every variable annuity contract, provides a specified minimum return upon death. Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it by having the death benefit paid into the contract and having a second death benefit paid upon the survivor’s death.

The GLWB, offered in the Company’s Lifetime Income products, are living benefits that provide for enhanced retirement income security without the liquidity loss associated with annuitization. The withdrawal rates vary based on the age when withdrawals begin and are applied to a benefit base to determine the guaranteed lifetime income amount available to a contractholder. The benefit base is equal to the variable annuity premium at contract issuance and may increase as a result of a feature driven by account performance and policy duration.

The GMAB, which was offered in the Company’s Capital Preservation Plus product, is a living benefit that provides the contractholder with a guaranteed return of deposits, adjusted proportionately for withdrawals, after a specified time period (5, 7 or 10 years) selected by the contractholder at the issuance of the variable annuity contract. In some cases, the contractholder also has the option, after a specified time period, to drop the guarantee and continue the variable annuity contract without the GMAB. In general, the GMAB requires a minimum allocation to guaranteed term options or adherence to limitations required by an approved asset allocation strategy.

The GMIB, which was offered with several variable annuity contracts, is a living benefit that provides the contractholder with a guaranteed annuitization stream of income.

The following table summarizes information regarding variable annuity contracts with guarantees invested in general and separate accounts, as of the dates indicated (a contract may contain multiple guarantees):

	December 31, 2014				December 31, 2013
(in millions)	General account value	Separate account value	Net amount at risk[1]	Average age[2]	General account value	Separate account value	Net amount at risk[1]	Average age[2]
Contracts with GMDB:
Return of net deposits	$872	$23,079	$21	65	$916	$19,927	$13	64
Minimum return or anniversary contract value	1,918	33,662	292	69	2,031	33,520	237	69

Total contracts with GMDB	$2,790	$56,741	$313	68	$2,947	$53,447	$250	67

GLWB Minimum return or anniversary contract value	$135	$31,031	$195	66	$178	$28,071	$74	64
GMAB Return of net deposits[3]	$43	$1,552	$—	67	$92	$2,383	$—	64
GMIB Minimum return or anniversary contract value	$45	$451	$1	66	$49	$510	$—	64

1	Net amount at risk is calculated on a policy-level basis and equals the respective guaranteed benefit less the account value (or zero if the account value exceeds the guaranteed benefit).
2	Represents the weighted average attained age of contractholders.
3	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

17

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the reserve balances for guarantees on variable annuity contracts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
GMDB	$76	$55
GLWB[1]	$174	$(1,075)
GMAB[1,2]	$3	$(19)
GMIB	$1	$2

1	The changes in reserve balances for withdrawal benefits and accumulation benefits were primarily driven by declines in key interest rates, partially offset by rising equity markets during 2014. Refer to Note 7 for discussion of the related derivative programs.
2	Contracts with the hybrid accumulation/withdrawal benefits are included with the accumulation benefits contracts.

Paid claims for GMDBs were $11 million and $22 million for the years ended December 31, 2014 and 2013, respectively.

Paid claims for GLWBs, GMABs and GMIBs were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes the account balances of deferred variable annuity contracts with guarantees invested in separate accounts, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Mutual funds:
Bond	$5,280	$5,685
Domestic equity	47,316	43,505
International equity	2,969	3,179

Total mutual funds	$55,565	$52,369
Money market funds	1,176	1,078

Total[1]	$56,741	$53,447

1	Excludes $31.3 billion and $30.6 billion as of December 31, 2014 and 2013, respectively, of separate account assets not related to deferred variable annuity contracts with guarantees, primarily attributable to retirement plan, variable universal life and COLI products.

The Company did not transfer any assets from the general account to the separate account to cover guarantees for any of its variable annuity contracts during the years ended December 31, 2014 and 2013.

Universal and Variable Universal Life Insurance Contracts

The Company offers certain universal life and variable universal life insurance products with no-lapse guarantees. These no-lapse guarantees provide that a policy will not lapse so long as the policyholder makes minimum premium payments. The reserve balances on these guarantees were $401 million and $325 million as of December 31, 2014 and 2013, respectively. Paid claims on contracts maintained in force by these guarantees were immaterial for the years ended December 31, 2014 and 2013.

The following table summarizes information regarding universal and variable universal life insurance contracts with no-lapse guarantees invested in general and separate accounts, as of the dates indicated:

(in millions)	General account value	Separate account value	Adjusted insurance in force[1]	Average age[2]
December 31, 2014	$1,954	$2,191	$41,484	51
December 31, 2013[3]	$1,522	$2,235	$36,956	51

1	The adjusted insurance in force is calculated on a policy-level basis and equals the respective guaranteed death benefit less the account value.
2	Represents the weighted average attained age of contractholders.
3	Amounts above are based on all policies with no-lapse guarantees. Previously, only those policies with a no-lapse guarantee carrying a reserve were included in the disclosure.

18

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(5)	Deferred Policy Acquisition Costs

The following table summarizes changes in the DAC balance, as of the dates indicated:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$3,778	$3,249	$3,487
Capitalization of DAC	685	604	470
Amortization of DAC, excluding unlocks	(397)	(373)	(525)
Amortization of DAC related to unlocks	190	(1)	(50)
Adjustments to DAC related to unrealized gains and losses on available- for-sale securities	(193)	299	(133)

Balance at end of year	$4,063	$3,778	$3,249

During 2014, the Company recognized a decrease in DAC amortization of $190 million as a result of the annual comprehensive review of model assumptions and enhancements. The updated assumptions were primarily related to the actual performance of the block of business since the prior year review and the expectations for lapses, partially offset by an update to the Company’s long-term assumptions for separate account investment performance.

During 2013, the net change in DAC amortization as a result of the annual comprehensive review of model assumptions was immaterial.

During 2012, the Company incurred additional DAC amortization of $50 million as a result of the annual comprehensive review of model assumptions, as well as a deviation from equity market performance as compared to assumed net separate account returns. The updated assumptions were primarily related to actual gross profits and the in force block of business deviating from expectations, renewal premiums, general account margins and lapses.

19

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(6)	Investments

Available-for-Sale Securities

The following table summarizes the amortized cost, unrealized gains and losses and fair value of available-for-sale securities, as of the dates indicated:

(in millions)	Amortized cost	Unrealized gains	Unrealized losses	Fair value
December 31, 2014
Fixed maturity securities:
U.S. government and agencies	$448	$79	$—	$527
Obligations of states, political subdivisions and foreign governments	1,966	320	1	2,285
Corporate public securities	19,851	1,519	120	21,250
Corporate private securities	4,398	286	34	4,650
Residential mortgage-backed securities	3,694	190	45	3,839
Commercial mortgage-backed securities	1,431	74	3	1,502
Other asset-backed securities	1,410	27	72	1,365

Total fixed maturity securities	$33,198	$2,495	$275	$35,418
Equity securities	6	15	—	21

Total available-for-sale securities	$33,204	$2,510	$275	$35,439

December 31, 2013
Fixed maturity securities:
U.S. government and agencies	$484	$79	$2	$561
Obligations of states, political subdivisions and foreign governments	1,892	111	40	1,963
Corporate public securities	18,004	1,076	295	18,785
Corporate private securities	4,374	258	38	4,594
Residential mortgage-backed securities	3,919	163	79	4,003
Commercial mortgage-backed securities	1,439	86	21	1,504
Other asset-backed securities	890	26	77	839

Total fixed maturity securities	$31,002	$1,799	$552	$32,249
Equity securities	6	18	—	24

Total available-for-sale securities	$31,008	$1,817	$552	$32,273

The fair value of the Company’s investments may fluctuate significantly in response to changes in interest rates, investment quality ratings and credit spreads. The Company has the ability and intent to hold equity securities until recovery. The Company does not have the intent to sell, nor is it more likely than not it will be required to sell, debt securities in an unrealized loss position.

20

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the amortized cost and fair value of fixed maturity securities, by contractual maturity, as of December 31, 2014. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties.

(in millions)	Amortized cost	Fair value
Fixed maturity securities:
Due in one year or less	$1,018	$1,037
Due after one year through five years	9,196	9,898
Due after five years through ten years	8,267	8,617
Due after ten years	8,182	9,160

Subtotal	$26,663	$28,712
Residential mortgage-backed securities	3,694	3,839
Commercial mortgage-backed securities	1,431	1,502
Other asset-backed securities	1,410	1,365

Total fixed maturity securities	$33,198	$35,418

The following table summarizes components of net unrealized gains and losses, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Net unrealized gains on available-for-sale securities, before adjustments, taxes and fair value hedging	$2,235	$1,265

Net unrealized gains on available-for-sale securities, before adjustments and taxes[1]	$2,235	$1,265
Adjustment to DAC and other expense	(372)	(176)
Adjustment to future policy benefits and claims	(159)	(89)
Adjustment to policyholder dividend obligation	(120)	(85)
Deferred federal income tax expense	(548)	(314)

Net unrealized gains on available-for-sale securities	$1,036	$601

1	Includes net unrealized losses of $9 million and $40 million as of December 31, 2014 and 2013, respectively, related to the non-credit portion of other-than-temporarily impaired securities.

The following table summarizes the change in net unrealized gains and losses reported in accumulated other comprehensive income, for the years ended:

	December 31,
(in millions)	2014	2013
Balance at beginning of year	$601	$1,264
Unrealized gains and losses arising during the year:
Net unrealized gains (losses) on available-for-sale securities before adjustments	939	(1,657)
Non-credit impairments and subsequent changes in fair value of impaired debt securities	31	8
Net adjustment to DAC and other expense	(196)	306
Net adjustment to future policy benefits and claims	(70)	206
Net adjustment to policyholder dividend obligations	(35)	92
Related federal income tax (expense) benefit	(234)	366

Unrealized gains (losses) on available-for-sale securities	$435	$(679)
Reclassification adjustment for net losses realized on available-for-sale securities, net of tax benefit ($0 and $8 as of December 31, 2014 and 2013, respectively)	—	(16)

Net unrealized gains (losses) on available-for-sale securities	$435	$(663)

Balance at end of year	$1,036	$601

21

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes, by asset class, available-for-sale securities, in an unrealized loss position based on the amount of time each type of security has been in an unrealized loss position, as well as the related fair value, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Unrealized losses[1]
December 31, 2014
Fixed maturity securities:
Corporate public securities	$1,642	$63	$1,578	$57	$120
Residential mortgage-backed securities	268	2	487	43	45
Other asset-backed securities	662	5	493	67	72
Other	589	27	457	11	38

Total[2]	$3,161	$97	$3,015	$178	$275

December 31, 2013
Fixed maturity securities:
Corporate public securities	$4,889	$256	$442	$39	$295
Residential mortgage-backed securities	725	16	604	63	79
Other asset-backed securities	507	6	144	71	77
Other	1,838	85	222	16	101

Total[2]	$7,959	$363	$1,412	$189	$552

1	As of December 31, 2014 and 2013, there were $66 million and $82 million, respectively, of unrealized losses related to available-for-sale securities with a fair value to amortized cost ratio of less than 80%.
2	Represents 541 and 816 available-for-sale securities in an unrealized loss position as of December 31, 2014 and 2013, respectively.

Residential mortgage-backed securities are assessed for impairment using default estimates based on loan level data, where available. Where loan level data is not available, a proxy based on collateral characteristics is used. The impairment assessment considers loss severity as a function of multiple factors, including unpaid balance, interest rate, mortgage insurance ratios, assessed property value at origination, change in property value, loan-to-value (“LTV”) ratio at origination and prepayment speeds. Cash flows generated by the collateral are then utilized, along with consideration for the instrument’s position in the overall structure, to determine cash flows associated with the security.

Certain other asset-backed securities are assessed for impairment using expected cash flows based on various inputs, including default estimates based on the underlying corporate securities, historical and forecasted loss severities or other market inputs when recovery estimates are not feasible. When the collateral is regional bank and insurance company trust preferred securities, default estimates used to estimate cash flows are based on U.S. Bank Rating service data and broker research.

The Company believes the unrealized losses on these available-for-sale securities represent temporary fluctuations in economic factors that are not indicative of other-than-temporary impairment.

22

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Amortized cost:
Loans with non-specific reserves	$7,279	$6,350
Loans with specific reserves	17	26

Total amortized cost	$7,296	$6,376
Valuation allowance:
Non-specific reserves	$21	$29
Specific reserves	5	6

Total valuation allowance	$26	$35

Mortgage loans, net of allowance	$7,270	$6,341

The following table summarizes activity in the valuation allowance for mortgage loans, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Balance at beginning of year	$35	$44	$60
Current period provision[1]	(8)	(4)	2
Recoveries[2]	(1)	(5)	(15)
Charge offs and other	—	—	(3)

Balance at end of year	$26	$35	$44

1	Includes specific reserve provisions and all changes in non-specific reserves.
2	Includes recoveries on sales and increases in the valuation of loans with specific reserves.

As of December 31, 2014 and 2013, the carrying values of commercial mortgage loans specifically reserved were $12 million and $20 million, respectively, which is net of $5 million and $6 million, respectively, in specific reserves.

Interest income recognized on impaired commercial mortgage loans was $1 million and $3 million for the years ended December 31, 2014 and 2013, respectively. The average recorded investment was $16 million and $30 million for the years ended December 31, 2014 and 2013, respectively.

As of December 31, 2014 and 2013, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio. The Company had no mortgage loans 90 days or more past due and still accruing interest.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, LTV and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. This process identifies mortgage loans representing the lowest risk profile and lowest potential for loss and those representing the highest risk profile and highest potential for loss. These factors are updated and evaluated at least annually.

23

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the LTV ratio and DSC ratios of the mortgage loan portfolio, as of the dates indicated:

	LTV ratio				DSC ratio
(in millions)	Less than 80%	80% - less than 90%	90% or greater	Total	Greater than 1.10	1.00- 1.10	Less than 1.00	Total
December 31, 2014
Apartment	$2,156	$111	$17	$2,284	$2,252	$26	$6	$2,284
Industrial	1,131	34	35	1,200	1,048	89	63	1,200
Office	1,004	16	20	1,040	990	4	46	1,040
Retail	2,506	64	11	2,581	2,421	128	32	2,581
Other	191	—	—	191	191	—	—	191

Total[1]	$6,988	$225	$83	$7,296	$6,902	$247	$147	$7,296

December 31, 2013
Apartment	$1,788	$52	$30	$1,870	$1,857	$6	$7	$1,870
Industrial	951	52	86	1,089	893	122	74	1,089
Office	837	30	38	905	800	43	62	905
Retail	2,236	41	21	2,298	2,214	61	23	2,298
Other	213	—	1	214	214	—	—	214

Total[2]	$6,025	$175	$176	$6,376	$5,978	$232	$166	$6,376

1	As of December 31, 2014, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.97, 1.27 and 0.90, with a total weighted average DSC ratio of 1.93. As of December 31, 2014, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 59% and 90%, with a total weighted average LTV ratio of 60%.
2	As of December 31, 2013, the weighted average DSC ratios for the respective LTV ratio ranges above were 1.77, 1.22 and 1.00, with a total weighted average DSC ratio of 1.74. As of December 31, 2013, the weighted average LTV ratios for the respective DSC ratio ranges above were 60%, 61% and 91%, with a total weighted average LTV ratio of 61%.

While these loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio for the dates indicated, based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible.

Available-For-Sale Securities on Deposit, Held in Trust and Pledged as Collateral

Available-for-sale securities with a carrying value of $8 million were on deposit with various regulatory agencies as required by law as of December 31, 2014 and 2013. Additionally, available-for-sale securities with a carrying value of $683 million and $849 million were pledged as collateral to secure recoveries under reinsurance contracts and other funding agreements as of December 31, 2014 and 2013, respectively. These securities are primarily included in fixed maturity securities in the consolidated balance sheets.

Tax Credit Funds

The Company has sold $1.3 billion and $1.2 billion in Tax Credit Funds to unrelated third parties as of December 31, 2014 and 2013, respectively. The Company has guaranteed after-tax benefits to the third party investors through periods ending in 2029. The Company held immaterial reserves on these transactions as of December 31, 2014 and 2013. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $744 million, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments and (3) the Company oversees the asset management of the deals.

24

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Consolidated VIEs

The Company has relationships with VIEs where the Company is the primary beneficiary. These consolidated VIEs are primarily made up of Tax Credit Funds with guarantees to limited partners. Net assets (controlling and noncontrolling interests) of all consolidated VIEs totaled $640 million and $680 million as of December 31, 2014 and 2013, respectively, and are included within the balance sheet primarily as other investments of $580 million, other assets of $109 million and other liabilities of $75 million as of December 31, 2014, other investments of $554 million, other assets of $182 million and other liabilities of $82 million as of December 31, 2013. The Company’s general credit is not exposed to the creditors or beneficial interest holders of these consolidated VIEs.

Unconsolidated VIEs

In addition to the consolidated VIEs, the Company holds investments in VIEs where the Company is not the primary beneficiary, which are primarily investments in Tax Credit Funds without guarantees to limited partners. The carrying value of these investments was $113 million and $104 million as of December 31, 2014 and 2013, respectively. In addition, the Company has made commitments for further investments in these VIEs of $17 million and $29 million as of December 31, 2014 and 2013, respectively.

Net Investment Income

The following table summarizes net investment income, by investment type, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Fixed maturity securities, available-for-sale	$1,575	$1,565	$1,506
Mortgage loans	362	348	366
Policy loans	51	52	53
Other	(29)	(57)	(45)

Gross investment income	$1,959	$1,908	$1,880
Investment expenses	59	59	55

Net investment income	$1,900	$1,849	$1,825

Net Realized Investment Gains and Losses, Including Other-Than-Temporary Impairments

The following table summarizes net realized investment gains and losses, including other-than-temporary impairments, by source, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Net realized derivative (losses) gains	$(1,087)	$705	$314
Realized gains on sales	31	32	48
Realized losses on sales	(19)	(54)	(23)
Other	2	—	12

Net realized investment (losses) gains before other-than-temporary impairments on fixed maturity securities	$(1,073)	$683	$351
Other-than-temporary impairments on fixed maturity securities[1]	(5)	(5)	(32)

Net realized investment (losses) gains, including other-than-temporary impairments	$(1,078)	$678	$319

1	Other-than-temporary impairments on fixed maturity securities are net $1 million, $6 million and $36 million of non-credit losses included in other comprehensive income for the years ended December 31, 2014, 2013 and 2012, respectively.

Proceeds from the sale of available-for-sale securities were $0.6 billion, $1.1 billion and $0.8 billion during the years ended December 31, 2014, 2013 and 2012, respectively. Gross gains of $17 million, $31 million and $47 million and gross losses of $10 million, $50 million and $20 million were realized on sales of available-for-sale securities during the years ended December 31, 2014, 2013 and 2012, respectively.

25

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the cumulative credit losses, for the years ended:

(in millions)	December 31,
	2014	2013	2012
Cumulative credit losses at beginning of year[1]	$(272)	$(289)	$(328)
New credit losses	(2)	(3)	(18)
Incremental credit losses	(4)	(3)	(10)
Losses related to securities included in the beginning balance sold or paid down during the period	24	23	67

Cumulative credit losses at end of year[1]	$(254)	$(272)	$(289)

1	Cumulative credit losses are defined as amounts related to the Company’s credit portion of the other-than-temporary impairment losses on debt securities that the Company does not intend to sell and that it is not more likely than not the Company will be required to sell prior to recovery of the amortized cost basis.

(7)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. The Company uses interest rate contracts, primarily interest rate swaps, to reduce or alter interest rate exposure arising from mismatches between assets and liabilities. In the case of interest rate swaps, the Company enters into a contractual agreement with a counterparty to exchange, at specified intervals, the difference between fixed and variable rates of interest, calculated on a reference notional amount.

Interest rate swaps are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate swaps are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa. The Company also enters into interest rate swap transactions, which are structured to provide an offset against the negative impact of higher interest rates on the Company’s capital position.

Equity market and interest rate risk management. The Company has a variety of variable annuity products with guaranteed benefit features. These products and related obligations expose the Company to various market risks, primarily equity and interest rate risks. Adverse changes in the equity markets or interest rate movements expose the Company to significant volatility. To mitigate these risks and hedge the guaranteed benefit obligations, the Company enters into a variety of derivatives including interest rate swaps, equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument generally offsets the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps and futures, which are primarily included in other derivative contracts in the following tables.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. In addition, the impact the Company’s exposure to credit risk could have on the effectiveness of the Company’s hedging relationships is considered. As of December 31, 2014 and 2013, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

26

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

	Derivative assets		Derivative liabilities
(in millions)	Fair value	Notional	Fair value	Notional
December 31, 2014
Derivatives designated and qualifying as hedging instruments	$29	$381	$9	$176
Derivatives not designated as hedging instruments:
Interest rate contracts	$2,602	$32,829	$2,611	$32,756
Equity contracts	411	5,990	—	—
Total return swaps	—	—	41	2,808
Other derivative contracts	—	—	3	2

Total derivative instruments[1]	$3,042	$39,200	$2,664	$35,742
Accrued interest on derivative assets and liabilities	243		244

Total derivative positions	$3,285		$2,908

December 31, 2013
Derivatives designated and qualifying as hedging instruments	$1	$6	$26	$345
Derivatives not designated as hedging instruments:
Interest rate contracts	$1,787	$26,156	$2,100	$29,715
Equity contracts	343	6,556	—	—
Total return swaps	6	1,101	52	1,183
Other derivative contracts	—	—	5	2

Total derivative instruments[1]	$2,137	$33,819	$2,183	$31,245
Accrued interest on derivative assets and liabilities	196		227

Total derivative positions	$2,333		$2,410

1	Derivative assets and liabilities are included in other assets and other liabilities, respectively, in the consolidated balance sheets.

Of the $3.3 billion and $2.3 billion of fair value of total derivative assets at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company received $535 million and $382 million of cash collateral and held $64 million and $29 million, respectively, of securities as off-balance sheet collateral, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013. Of the $2.9 billion and $2.4 billion of fair value of total derivative liabilities at December 31, 2014 and 2013, $2.6 billion and $1.7 billion, respectively, are subject to master netting agreements. The Company posted $330 million and $435 million of cash collateral and pledged securities with a fair value of $174 million and $173 million, respectively, resulting in an immaterial uncollateralized position as of December 31, 2014 and 2013.

27

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes gains and losses for derivative instruments recognized in net realized investment gains and losses in the consolidated statements of operations, for the years ended:

	December 31,
(in millions)	2014	2013	2012
Derivatives designated and qualifying as hedging instruments	$—	$(1)	$(1)
Derivatives not designated as hedging instruments:
Interest rate contracts	$142	$(209)	$(125)
Equity contracts	(79)	(776)	(665)
Total return swaps	(195)	(321)	(343)
Other derivative contracts	4	(9)	(1)
Net interest settlements	20	14	53

Total derivative losses[1]	$(108)	$(1,302)	$(1,082)

Change in embedded derivatives on guaranteed benefit annuity programs[2]	(1,271)	1,751	1,185
Other revenue on guaranteed benefit annuity programs	292	256	211

Change in embedded derivative liabilities and related fees	$(979)	$2,007	$1,396

Net realized derivative (losses) gains	$(1,087)	$705	$314

1	Included in total derivative losses are economic hedging gains (losses) of $941 million, $(1.8) billion and $(827) million related to the guaranteed benefit annuity programs for the years ended December 31, 2014, 2013 and 2012, respectively. Also included are economic hedging (losses) gains of $(1.0) billion, $645 million and $(129) million, respectively, related to the program that protects against the negative impact of higher interest rates on the Company’s statutory surplus position.
2	For the individual variable annuity business, the annual comprehensive review of model assumptions included a favorable impact for the years ended December 31, 2014 and 2013, primarily due to model enhancements and updated assumptions for discounting and benefit utilization, partially offset by mortality and lapse rates.

28

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(8)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2014:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$523	$1	$3	$527
Obligations of states, political subdivisions and foreign governments	66	2,219	—	2,285
Corporate public securities	—	21,158	92	21,250
Corporate private securities	—	3,659	991	4,650
Residential mortgage-backed securities	1,034	2,796	9	3,839
Commercial mortgage-backed securities	—	1,499	3	1,502
Other asset-backed securities	—	1,196	169	1,365

Total fixed maturity securities, available-for-sale, at fair value	$1,623	$32,528	$1,267	$35,418
Other investments at fair value[1]	42	899	36	977

Investments at fair value	$1,665	$33,427	$1,303	$36,395

Derivative instruments - assets	—	2,631	411	3,042
Separate account assets	84,583	1,387	2,106	88,076

Assets at fair value	$86,248	$37,445	$3,820	$127,513

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$(177)	$(177)
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$(261)	$(261)
Derivative instruments - liabilities	—	(2,661)	(3)	(2,664)

Liabilities at fair value	$—	$(2,661)	$(264)	$(2,925)

1	Other investments at fair value includes $21 million of trading securities as of December 31, 2014.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2014:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005
Net gains (losses)
In operations[1]	(5)	6	40	23	64	(1,269)
In other comprehensive income	21	1	—	—	22	—
Purchases	121	—	46	—	167	—
Sales	(241)	(16)	(18)	—	(275)	—
Transfers into Level 3	400	—	—	—	400	—
Transfers out of Level 3	(117)	—	—	—	(117)	—

Balance as of December 31, 2014	$1,267	$36	$411	$2,106	$3,820	$(264)

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized (losses) gains included in operations on assets and liabilities still held at the end of the year was $(1.3) billion for future policy benefits and claims, $154 million for derivative assets, and $6 million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $1.1 billion of total fixed maturity securities as of December 31, 2014.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

29

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Transfers into and out of Level 3 during the year ended December 31, 2014 are primarily due to certain corporate private securities, which changed pricing sources between broker quotes and independent pricing services. There were no material transfers between Levels 1 and 2 during the year ended December 31, 2014.

As discussed in Note 2, the valuation of embedded derivatives in living benefit guarantees and equity indexed products incorporates many inputs. Significant unobservable inputs for living benefit guarantees include discounting, index volatility, mortality, lapse rates, wait period and benefit utilization, while significant unobservable inputs for equity indexed products include mortality, lapse rates and index volatility. For both products, the Company derives these inputs, which vary widely by product, attained age, policy duration, benefits in the money (living benefit guarantees only) and the existence of surrender charges, from current experience and industry data. The fair value for these benefits is calculated using the mean of discounted cash flows across numerous random scenarios, an approach that is commonly used by the insurance industry for this type of valuation. This process considers a broader range of assumptions than what would be found in a deterministic approach.

Living Benefit Guarantees

The following table summarizes significant unobservable inputs used for fair value measurements for living benefits liabilities classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0.1% - 8%²
Lapse	0% - 35%
Wait period	0 yrs - 30 yrs³
Efficiency of benefit utilization[1]	65% -100%
Discount rate	See footnote 4
Index volatility	15% - 25%

1	The unobservable input is not applicable to GMABs.
2	Represents the mortality for the majority of business with living benefits, with policyholders ranging from 45 to 85.
3	A portion of the contractholders could never use the benefit, which would extend the range to an indeterminate period.
4	Incorporates the liquidity and non-performance risk adjustment. The liquidity spread takes into consideration market observables for spreads in illiquid assets. The non-performance risk adjustment reflects an additional spread over LIBOR determined by market observables for similarly rated public bonds.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the living benefits liability:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, benefit in-the-moneyness, tax status (i.e. qualified or non-qualified), interest rate levels and applicable surrender charges. All else being equal, policies that are in-the-money will have lower lapse rates than policies that are out-of-the-money, and policies that have a surrender charge present will have lower lapse rates than policies without a surrender charge.

The assumed wait period and the efficiency of utilization determine the timing and amount of living benefits withdrawals. These assumptions vary by the product type, age of the policyholder and policy duration. Many products have a bonus feature which enhances the guarantee on every policy anniversary for the first ten years so long as withdrawals have not commenced. All else being equal, policies commencing withdrawals at a time around the year ten bonus will have higher liability values than policies commencing withdrawals 20 years after issue or policies commencing withdrawals only one year after issue. In addition, policies that are assumed to withdraw the maximum permitted amount will have a higher liability value than a policy that is assumed to withdraw less than the maximum allowed amount.

A higher discount rate tends to decrease the value of the liability and a lower discount rate tends to increase the value of the liability.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

30

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Equity Indexed Products

The following table summarizes significant unobservable inputs used for fair value measurements for indexed universal life equity indexed products classified as Level 3 as of December 31, 2014:

Unobservable Inputs	Range
Mortality	0% - 4%¹
Lapse	0% - 10%
Index volatility	15% - 25%

1	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.

The following changes in any of the significant unobservable inputs presented in the table above may result in a change in the fair value measurements of the equity indexed products:

Higher mortality rates tend to decrease the value of the liability and lower mortality rates tend to increase the value of the liability.

Higher lapse rates tend to decrease the value of the liability and lower lapse rates tend to increase the value of the liability. Factors that impact the predicted lapse rate can include: age, policy duration, policy size, and applicable surrender charges. All else being equal, policies with a surrender charge present will have lower lapse rates than policies without a surrender charge.

Higher index volatility tends to increase the value of the liability and lower index volatility tends to decrease the value of the liability.

Separate Accounts

The Company’s separate account assets include an investment in a mutual fund with a non-readily determinable fair value. Net asset value has been used to estimate the fair value of this investment as a practical expedient. The investments are included in Level 3 as they may not be redeemed until the guarantee period expires in 2016. The investment strategy of this fund is to build a portfolio where the assets shall be sufficient to achieve a target portfolio value by the end of the guarantee period. The net asset value of this fund reported in separate account assets was $1.7 billion as of December 31, 2014 and 2013.

31

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes assets and liabilities held at fair value on a recurring basis as of December 31, 2013:

(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Fixed maturity securities, available-for-sale:
U.S. government and agencies	$557	$1	$3	$561
Obligations of states, political subdivisions and foreign governments	63	1,900	—	1,963
Corporate public securities	1	18,705	79	18,785
Corporate private securities	—	3,791	803	4,594
Residential mortgage-backed securities	791	3,203	9	4,003
Commercial mortgage-backed securities	—	1,504	—	1,504
Other asset-backed securities	—	645	194	839

Total fixed maturity securities, available-for-sale, at fair value	$1,412	$29,749	$1,088	$32,249
Other investments at fair value[1]	64	357	45	466

Investments at fair value	$1,476	$30,106	$1,133	$32,715

Derivative instruments - assets	—	1,794	343	2,137
Separate account assets	80,647	1,339	2,083	84,069

Assets at fair value	$82,123	$33,239	$3,559	$118,921

Liabilities
Future policy benefits and claims:
Embedded derivatives on living benefits	$—	$—	$1,094	$1,094
Embedded derivatives on indexed products	—	—	(84)	(84)

Total future policy benefits and claims	$—	$—	$1,010	$1,010
Derivative instruments - liabilities	—	(2,178)	(5)	(2,183)

Liabilities at fair value	$—	$(2,178)	$1,005	$(1,173)

1	Other investments at fair value includes $31 million of trading securities as of December 31, 2013.

The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2013:

(in millions)	Fixed maturity securities[2]	Other investments	Derivative assets[3]	Separate account assets	Total assets at fair value	Liabilities at fair value[3]
Balance as of December 31, 2012	$1,197	$62	$822	$2,025	$4,106	$(753)
Net gains (losses)
In operations[1]	(1)	(6)	(447)	58	(396)	1,758
In other comprehensive income	1	6	—	—	7	—
Purchases	115	5	129	—	249	—
Sales	(232)	(22)	(161)	—	(415)	—
Transfers into Level 3	142	—	—	—	142	—
Transfers out of Level 3	(134)	—	—	—	(134)	—

Balance as of December 31, 2013	$1,088	$45	$343	$2,083	$3,559	$1,005

1	Net gains and losses included in operations are reported in net realized investment gains and losses and interest credited to policyholder accounts. The net unrealized gains on separate account assets are attributable to contractholders and therefore are not included in the Company’s earnings. The change in unrealized gains (losses) included in operations on assets and liabilities still held as of the end of the year was $1.8 billion for future policy benefits and claims, $(297) million for derivative assets and $(6) million for other investments at fair value.
2	Non-binding broker quotes were utilized to determine a fair value of $924 million of total fixed maturity securities as of December 31, 2013.
3	Non-binding broker quotes were utilized to determine a fair value of all Level 3 derivative assets and liabilities.

Transfers into and out of Level 3 during the year ended December 31, 2013 are primarily due to certain corporate private securities and other asset-backed securities, which changed pricing sources between broker quotes and independent pricing services. There were no transfers between Levels 1 and 2 during the year ended December 31, 2013.

32

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Financial Instruments Not Carried at Fair Value

The following table summarizes the carrying value and fair value of the Company’s financial instruments not carried at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below.

	December 31, 2014				December 31, 2013
(in millions)	Carrying value	Fair value	Level 2	Level 3	Carrying value	Fair value	Level 2	Level 3
Assets
Investments:
Mortgage loans, net of allowance	$7,270	$7,616	$—	$7,616	$6,341	$6,481	$—	$6,481
Policy loans	$992	$992	$—	$992	$987	$987	$—	$987
Other investments	$60	$60	$—	$60	$43	$43	$—	$43

Liabilities
Investment contracts	$23,470	$21,742	$—	$21,742	$21,874	$20,436	$—	$20,436
Short-term debt	$660	$660	$—	$660	$278	$278	$—	$278
Long-term debt	$709	$1,069	$1,060	$9	$707	$1,004	$997	$7

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the consolidated balance sheets approximates fair value.

Other investments. Other investments not held at fair value consist of FHLB stock. The carrying amount reported in the consolidated balance sheets approximates fair value.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

Short-term debt. The carrying amount reported in the consolidated balance sheets approximates fair value.

Long-term debt. The fair values for long-term debt are based on estimated market prices using observable inputs from similar debt instruments.

(9)	Goodwill

The following table summarizes changes in the carrying value of goodwill by segment for the years indicated:

(in millions)	Retirement Plans	Individual Products & Solutions - Life and NBSG	Total
Balance as of December 31, 2012[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2013[1]	$25	$175	$200
Adjustments	—	—	—

Balance as of December 31, 2014[1]	$25	$175	$200

1	The goodwill balances have not been previously impaired.

33

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(10)	Closed Block

The amounts shown in the following tables for assets, liabilities, revenues and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.

The following table summarizes financial information for the closed block, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Liabilities:
Future policyholder benefits	$1,669	$1,703
Policyholder funds and accumulated dividends	139	141
Policyholder dividends payable	22	23
Policyholder dividend obligation	152	113
Other policy obligations and liabilities	33	29

Total liabilities	$2,015	$2,009

Assets:
Fixed maturity securities, available-for-sale	$1,336	$1,320
Mortgage loans, net of allowance	272	257
Policy loans	149	157
Other assets	86	93

Total assets	$1,843	$1,827

Excess of reported liabilities over assets	172	182

Portion of above representing other comprehensive income:
Increase (decrease) in unrealized gain on fixed maturity securities, available-for-sale	$35	$(92)
Adjustment to policyholder dividend obligation	(35)	92

Total	$—	$—

Maximum future earnings to be recognized from assets and liabilities	$172	$182

Other comprehensive income:
Fixed maturity securities, available-for-sale:
Fair value	$1,336	$1,320
Amortized cost	1,216	1,235
Shadow policyholder dividend obligation	(120)	(85)

Net unrealized appreciation	$—	$—

34

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes closed block operations for the years ended:

	December 31,
(in millions)	2014	2013	2012
Revenues:
Premiums	$61	$66	$73
Net investment income	93	94	98
Realized investment gains	1	—	1
Realized losses credited to policyholder benefit obligation	(5)	(4)	(5)

Total revenues	$150	$156	$167

Benefits and expenses:
Policy and contract benefits	$124	$123	$134
Change in future policyholder benefits and interest credited to policyholder accounts	(34)	(29)	(27)
Policyholder dividends	43	44	50
Change in policyholder dividend obligation	(1)	3	(8)
Other expenses	2	(2)	1

Total benefits and expenses	$134	$139	$150

Total revenues, net of benefits and expenses, before federal income tax expense	$16	$17	$17
Federal income tax expense	6	6	6

Revenues, net of benefits and expenses and federal income tax expense	$10	$11	$11

Maximum future earnings from assets and liabilities:
Beginning of period	$182	$193	$204
Change during period	(10)	(11)	(11)

End of period	$172	$182	$193

Cumulative closed block earnings from inception through December 31, 2014, 2013 and 2012 were higher than expected as determined in the actuarial calculation. Therefore, policyholder dividend obligations (excluding the adjustment for unrealized gains on available-for-sale securities) were $32 million, $28 million and $21 million as of December 31, 2014, 2013 and 2012, respectively.

35

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(11)	Short-Term Debt

The Company classifies debt as short-term if the maturity date at inception is less than one year.

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2014	2013
$600 million commercial paper program (0.20% and 0.24%, respectively)	$264	$278
$400 million revolving variable rate line of credit (1.57% and 0.00%, respectively)	396	—

Total short-term debt	$660	$278

In November 2014, the Company entered into a $400 million unsecured revolving promissory note and line of credit agreement with its parent company, NFS. Outstanding principal balances of the line of credit bear interest at the rate of six-month London Interbank Offered Rate (“LIBOR”) plus 1.25%. Interest is due and payable as of the last day of each interest period, as defined in the agreement, while there are outstanding principal balances. Under the terms of the agreement, the Company may borrow, repay and re-borrow advances under the line of credit at any time prior to the termination of the note, which, among other conditions, is November 2015, subject to automatic renewal for additional one year periods unless either party terminates the agreement. In February 2015, the Company repaid $200 million of the outstanding balance.

In March 2014, the Company renewed an agreement to extend its ability to borrow with the FHLB. This extension, which expires on March 27, 2015, allows the Company access to borrow up to $250 million, which would be collateralized by pledged securities. The Company had $8.5 billion and $4.3 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2014 and 2013, respectively. Additionally, as part of the agreement, NLIC purchased $25 million in capital stock with the FHLB.

NMIC, NFS, and NLIC have a $600 million revolving variable rate credit facility that matures on May 6, 2015. NLIC had no amounts outstanding under the facility as of December 31, 2014 and 2013.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

The terms of each debt instrument contain various restrictive covenants, including, but not limited to, minimum statutory surplus and minimum net worth requirements, and maximum debt to statutory surplus leverage ratio requirements, as defined in the agreements. The Company was in compliance with all covenants as of December 31, 2014 and 2013.

The amount of interest paid on short-term debt was immaterial in 2014, 2013 and 2012.

(12)	Long-Term Debt

The following table summarizes the carrying value of long-term debt, as of the dates indicated:

	December 31,
(in millions)	2014	2013
8.15% surplus note, due June 26, 2032, payable to NFS	$300	$300
7.50% surplus note, due December 17, 2031, payable to NFS	300	300
6.75% surplus note, due December 23, 2033, payable to NFS	100	100
Other	9	7

Total long-term debt	$709	$707

On December 31, 2010, Olentangy Reinsurance, LLC (“Olentangy”), a special purpose financial captive insurance company subsidiary of NLAIC domiciled in the State of Vermont, issued a variable funding surplus note due on December 31, 2040 to Nationwide Corporation, a majority-owned subsidiary of NMIC. In June 2013, the Company paid the outstanding balance of the surplus note. The Company made interest payments on the surplus note totaling $5 million during 2013 prior to the repayment of the outstanding balance. Payments of interest and principal under the notes require the prior approval of the State of Vermont.

The Company made interest payments to NFS on surplus notes totaling $54 million for the years ended December 31, 2014, 2013 and 2012. Payments of interest and principal under the notes require the prior approval of the ODI.

36

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(13)	Federal Income Taxes

The following table summarizes the components of federal income tax (benefit) expense for the years ended:

	December 31,
(in millions)	2014	2013	2012
Current tax expense (benefit)	$5	$(33)	$(144)
Deferred tax (benefit) expense	(152)	346	243

Total tax (benefit) expense	$(147)	$313	$99

The following table summarizes how the total federal income tax (benefit) expense differs from the amount computed by applying the U.S. federal income tax rate to net (loss) income for the years ended:

	December 31,
	2014		2013		2012
(in millions)	Amount	%	Amount	%	Amount	%
Rate reconciliation:
Computed (expected tax (benefit) expense)	$(46)	35%	$469	35%	$245	35%
Dividends received deduction	(87)	66%	(112)	(8)%	(75)	(11)%
Tax credits	(53)	41%	(82)	(6)%	(85)	(12)%
Other, net	39	(30)%	38	2%	14	2%

Total	$(147)	112%	$313	23%	$99	14%

The Company’s current federal income tax liability was $18 million and $13 million as of December 31, 2014 and 2013, respectively.

The Company made immaterial payments for the year ended December 31, 2014 and received refunds of $107 million and $95 million for the years ended 2013 and 2012, respectively.

During 2014 and 2013, the Company recorded a tax expense (benefit) of $16 million and $(13) million, respectively. These changes in estimates were primarily driven by differences in the Company’s separate account dividends received deduction (“DRD”) between the previous year’s estimate and the amount reported on the previous year’s tax return. No material changes in estimated income tax expense were recorded in 2012.

As of December 31, 2014, the Company had gross federal net operating loss carryforwards of $332 million, which expire in 2028. In addition, the Company had $147 million in low-income-housing credit carryforwards, which expire between 2024 and 2034, and $155 million in alternative minimum tax credit carryforwards, which have an unlimited carryforward. In addition, the Company had $53 million in foreign tax credit carryforwards which expire between 2019 and 2024. The Company expects to fully utilize all carryforwards.

37

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following table summarizes the tax effects of temporary differences that gave rise to significant components of the net deferred tax liability included in other liabilities in the consolidated balance sheets, as of the dates indicated:

	December 31,
(in millions)	2014	2013
Deferred tax assets
Future policy benefits and claims	$1,274	$1,244
Tax credit carryforwards	355	352
Other	840	845

Gross deferred tax assets	$2,469	$2,441
Valuation allowance	(17)	(17)

Net deferred tax assets	$2,452	$2,424

Deferred tax liabilities
Deferred policy acquisition costs	$(1,113)	$(1,048)
Available-for-sale securities	(1,201)	(821)
Derivatives, including embedded derivatives	(267)	(600)
Other	(269)	(255)

Gross deferred tax liabilities	$(2,850)	$(2,724)

Net deferred tax liability	$(398)	$(300)

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize the deferred tax assets for which the Company has not established valuation allowances.

The following table is a rollforward of the beginning and ending uncertain tax positions, including permanent and temporary differences, but excluding interest and penalties:

(in millions)	2014	2013	2012
Balance at beginning of period	$36	$36	$76
Additions for current year tax positions	3	2	(2)
Additions for prior years tax positions	—	—	25
Reductions for prior years tax positions	(1)	(2)	(63)

Balance at end of period	$38	$36	$36

The Company believes it is reasonably possible that the 2006 to 2010 IRS audit for the NLIC’s consolidated tax returns will be effectively settled within the next 12 months and as a result the liability for unrecognized tax benefits could decrease $15 million.

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal, state or local income tax examinations by tax authorities through the 2005 tax year. In 2013, the IRS commenced an examination of the Company’s U.S. income tax returns for the years 2009 through 2010. Any adjustments that may result from IRS examination of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

38

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(14)	Statutory Financial Information

Statutory Results

The Company’s life insurance subsidiaries prepare their statutory financial statements in conformity with the statutory accounting practices prescribed and permitted by insurance regulatory authorities, subject to any deviations prescribed or permitted by the applicable state departments of insurance. Olentangy was granted a permitted practice from the State of Vermont that changed NLAIC’s valuation of this subsidiary by $66 million as of December 31, 2014 and 2013, which also allowed NLIC to admit additional deferred tax assets of $10 million as of December 31, 2014 and 2013. Statutory accounting practices focus on insurer solvency and differ materially from GAAP primarily due to charging policy acquisition and other costs to expense as incurred, establishing future policy benefits and claims reserves based on different actuarial assumptions, excluding certain assets from statutory admitted assets and valuing investments and establishing deferred taxes on a different basis.

The following table summarizes the statutory net income (loss) and statutory capital and surplus for the Company’s primary life insurance subsidiaries for the years ended:

	December 31,
(in millions)	2014	2013	2012
Statutory net income (loss)
NLIC	$341	$262	$764
NLAIC	$(122)	$(103)	$(54)

Statutory capital and surplus
NLIC	$4,408	$3,550	$3,837
NLAIC	$691	$534	$311

Dividend Restrictions

The payment of dividends by NLIC is subject to restrictions set forth in the insurance laws and regulations of the State of Ohio, its domiciliary state. The State of Ohio insurance laws require Ohio-domiciled life insurance companies to seek prior regulatory approval to pay a dividend or distribute cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (1) 10% of statutory-basis policyholders’ surplus as of the prior December 31 or (2) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2014 and 2013, NLIC did not pay any dividends to NFS. During the year ended December 31, 2012, NLIC paid a cash dividend of $40 million to NFS. As of January 1, 2015, NLIC has the ability to pay dividends to NFS totaling $441 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

Regulatory Risk-Based Capital

The National Association of Insurance Commissioners’ (“NAIC”) Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where NLIC and NLAIC are domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. NLIC, NLAIC and Olentangy each exceeded the minimum RBC requirements for all periods presented.

39

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(15)	Related Party Transactions

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, employee benefit plans, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed. For the years ended December 31, 2014, 2013 and 2012, the Company made payments to NMIC and NSC totaling $275 million, $277 million and $283 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.3 billion as of December 31, 2014 and 2013. Total revenues from these contracts were $131 million, $137 million and $140 million for the years ended December 31, 2014, 2013 and 2012, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $109 million for the years ended December 31, 2014 and 2013, and $113 million for the year ended December 31, 2012. The terms of these contracts are materially consistent with what the Company offers to unaffiliated parties.

The Company has a cost sharing arrangement with NMIC to occupy office space. The Company made payments to NMIC of $16 million for the years ended December 31, 2014 and 2013, and $15 million for the year ended December 31, 2012. In addition, an affiliate of NMIC has a cost sharing arrangement with the Company to occupy office space.

NLIC has a reinsurance agreement with NMIC whereby all of NLIC’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of NLIC’s agreements, the investment risk associated with changes in interest rates is borne by the reinsurer. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Revenues ceded to NMIC for the years ended December 31, 2014, 2013 and 2012 were $208 million, $179 million and $161 million, respectively, while benefits, claims and expenses ceded during these years were $217 million, $178 million and $167 million, respectively.

Funds of Nationwide Funds Group (“NFG”), an affiliate, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2014 and 2013, customer allocations to NFG funds totaled $58.1 billion and $53.2 billion, respectively. For the years ended December 31, 2014, 2013 and 2012, NFG paid the Company $185 million, $163 million and $144 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $636 million and $228 million as of December 31, 2014 and 2013, respectively.

Refer to Note 12 for discussion of variable funding surplus note between Olentangy Reinsurance, LLC and Nationwide Corporation.

Nationwide Bank has a line of credit agreement with NLIC that allows the Bank access to borrow up to $50 million from NLIC. The borrowing rate on the line of credit is equal to the daily Prime Rate. The Bank had no amounts outstanding under this agreement as of December 31, 2014 and 2013.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates were $57 million for the year ended December 31, 2014, and $54 million for the years ended December 31, 2013 and 2012.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC. As of December 31, 2014 and 2013, the Company had notes receivable outstanding of $142 million and $146 million, respectively.

40

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(16)	Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. The Company’s legal and regulatory matters include proceedings specific to the Company and other proceedings generally applicable to business practices in the industries in which the Company operates. These matters are subject to many uncertainties, and given their complexity and scope, their outcomes cannot be predicted. Regulatory proceedings could also affect the outcome of one or more of the Company’s litigation matters. Furthermore, it is often not possible to determine the ultimate outcomes of the pending regulatory investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory matters is not likely to have a material adverse effect on the Company’s consolidated financial position. Nonetheless, given the large or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that such outcomes could materially affect the Company’s consolidated financial position or results of operations in a particular quarter or annual period.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the U.S. Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS and state insurance authorities. Such regulatory entities may, in the normal course, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. The financial services industry has been the subject of increasing scrutiny in connection with a broad spectrum of regulatory issues; with respect to all such scrutiny directed at the Company and/or its affiliates, the Company is cooperating with regulators. The Company will cooperate with NMIC insofar as any inquiry, examination or investigation encompasses NMIC’s operations.

On August 15, 2001, NFS and NLIC were named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. On November 18, 2009, the plaintiffs filed a sixth amended complaint amending the list of named plaintiffs and claiming to represent a class of qualified retirement plan trustees under the Employee Retirement Income Security Act of 1974 (“ERISA”) that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC and NFS breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks damages in an amount equivalent to some or all of the payments allegedly received by NFS and NLIC, other unspecified relief for restitution, declaratory and injunctive relief and attorneys’ fees. On November 6, 2009, the Court granted the plaintiffs’ motion for class certification. On October 21, 2010, the District Court dismissed NFS from the lawsuit. On February 6, 2012, the Second Circuit Court of Appeals vacated the November 6, 2009 order granting class certification and remanded the case back to the District Court for further consideration. On September 6, 2013, the District Court granted the plaintiffs’ motion for class certification. On December 11, 2014, the plaintiffs filed a seventh amended complaint adding another sub class of defendants that held trust platform products. On December 11, 2014, the plaintiffs filed a motion for preliminary approval of settlement. On January 5, 2015, the Court signed the Order Preliminarily Approving Settlement and Approving Form and Manner of Notice. A Fairness Hearing has been set for March 31, 2015. NLIC has made adequate provision for all probable and reasonably estimable losses associated with this settlement.

Lehman Brothers Holdings, Inc. (Debtors) and Giddens, James v NLIC and NMIC, et al. In 2012, the Plaintiff, Debtor in Possession Lehman Brothers Special Financing, Inc., filed a class action in the United States Bankruptcy Court for the Southern District of New York seeking the recovery of certain assets from approximately 200 defendants, including NLIC and NMIC (the “Distributed Action”). The claims against NLIC and NMIC arise from the bankruptcy filings in 2008 of the Plaintiff and its parent company, Lehman Brothers Holding, Inc., which triggered the early termination of two collateralized debt obligation transactions, resulting in payments to NLIC and NMIC. The Plaintiff seeks to have certain sums returned to the bankruptcy estate in addition to prejudgment interest and costs. In 2013, Plaintiff sent correspondence to all defendants inviting settlement discussions and served NMIC and NLIC with a “SPV Derivatives ADR Notice,” formally starting the Alternative Dispute Resolution process. NMIC and NLIC responded, taking part in the ADR process, including a mediation. On July 17, 2014, the parties reached a settlement of this matter. On December 8, 2014, the settlement agreements were finalized and executed. Nationwide has issued the settlement payment, was dismissed from the case with prejudice on December 31, 2014, and this matter will shortly be closed.

41

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

Tax Matters

The Company’s federal income tax returns are routinely audited by the IRS. The Company has established tax reserves as described in Note 2. The Company believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.

(17)	Reinsurance

The following table summarizes the effects of reinsurance on life, accident and health insurance in force and premiums for the years ended:

	December 31,
(in millions)	2014	2013	2012
Premiums
Direct	$1,178	$1,015	$890
Assumed from other companies	—	—	—
Ceded to other companies	(347)	(291)	(255)

Net	$831	$724	$635

Life, accident and health insurance in force
Direct	$241,936	$228,095	$216,002
Assumed from other companies	5	6	5
Ceded to other companies	(59,588)	(58,310)	(59,895)

Net	$182,353	$169,791	$156,112

Amounts recoverable under reinsurance contracts totaled $704 million, $675 million and $684 million as of December 31, 2014, 2013 and 2012, respectively, and are included in other assets in the consolidated balance sheets.

(18)	Segment Information

Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Products and Solutions-Annuity (formerly named Individual Investments), Retirement Plans, Individual Products and Solutions-Life and NBSG (formerly named Individual Protection) and Corporate and Other.

The primary segment profitability measure that management uses is a non-GAAP financial measure called pre-tax operating earnings (loss), which is calculated by adjusting income before federal income taxes to exclude: (1) net realized investment gains and losses, except for operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts); (2) the adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses; and (3) net losses attributable to noncontrolling interest.

Due to a change in the manner in which we view our reportable segments, certain prior period amounts have been restated.

42

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

Individual Products and Solutions-Annuity

The Individual Products & Solutions - Annuity segment consists of individual annuity products marketed under the Nationwide DestinationSM and other Nationwide-specific or private label brands. Deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, deferred variable annuity contracts provide the customer with access to a wide range of investment options and asset protection features, while deferred fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods. Immediate annuities differ from deferred annuities in that the initial premium is exchanged for a stream of income for a certain period and/or for the owner’s lifetime without future access to the original investment. The majority of assets and recent sales for the Individual Products & Solutions - Annuity segment consist of deferred variable annuities.

Retirement Plans

The Retirement Plans segment is comprised of the private and public sector retirement plans businesses. The private sector business primarily includes Internal Revenue Code (“IRC”) Section 401 qualified plans funded through fixed and variable group annuity contracts issued through NLIC. The public sector business primarily includes IRC Section 457 (b) and Section 401(a) governmental plans, both in the form of full-service arrangements that provide plan administration along with fixed and variable group annuities, as well as administration-only business. Across the public and private sector business Nationwide Investment Advisors managed account services are also available. The Retirement Plans segment also includes stable value wrap products and solutions.

Individual Products and Solutions-Life and NBSG

The Individual Products & Solutions - Life and NBSG segment consists of life insurance products, including individual variable universal life, COLI and BOLI products, traditional life insurance products, fixed universal life insurance products and indexed universal life insurance products. Life insurance products provide a death benefit and, for certain products, allow the customer to build cash value on a tax-advantaged basis.

Corporate and Other

The Corporate and Other segment includes non-operating realized gains and losses and related amortization, including mark-to-market adjustments on embedded derivatives, net of economic hedges, related to products with living benefits included in the Individual Products & Solutions - Annuity segment, other-than-temporary impairment losses, and other revenues and expenses not allocated to other segments. Additionally, this segment includes the funding agreements with the FHLB, as well as the medium-term note (“MTN”) program that concluded in the fourth quarter of 2012.

43

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

The following tables summarize the Company’s business segment operating results for the years ended:

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2014
Revenues:
Policy charges	$1,175	$107	$783	$—	$2,065
Premiums	518	—	284	29	831
Net investment income	546	750	565	39	1,900
Non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	(1,051)	(1,051)
Other revenues[2]	(38)	—	12	10	(16)

Total revenues	$2,201	$857	$1,644	$(973)	$3,729
Benefits and expenses:
Interest credited to policyholder accounts	$370	$482	$231	$13	$1,096
Benefits and claims	828	—	644	30	1,502
Amortization of DAC	120	(28)	122	(7)	207
Other expenses, net of deferrals	300	153	348	254	1,055

Total benefits and expenses	$1,618	$607	$1,345	$290	$3,860

Income before federal income taxes and noncontrolling interests	$583	$250	$299	$(1,263)	$(131)

Less: non-operating net realized investment losses, including other-than-temporary impairment losses[1]	—	—	—	1,051
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	(11)
Less: net loss attributable to noncontrolling interest	—	—	—	94

Pre-tax operating earnings (loss)	$583	$250	$299	$(129)

Assets as of year end	$72,429	$30,744	$29,322	$11,029	$143,524

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

44

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2013
Revenues:
Policy charges	$1,021	$101	$727	$—	$1,849
Premiums	416	—	282	26	724
Net investment income	546	743	544	16	1,849
Non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	783	783
Other revenues[2]	(109)	—	6	15	(88)

Total revenues	$1,874	$844	$1,559	$840	$5,117
Benefits and expenses:
Interest credited to policyholder accounts	$377	$473	$213	$4	$1,067
Benefits and claims	694	—	636	24	1,354
Amortization of DAC	185	(2)	125	66	374
Other expenses, net of deferrals	295	151	347	188	981

Total benefits and expenses	$1,551	$622	$1,321	$282	$3,776

Income before federal income taxes and noncontrolling interests	$323	$222	$238	$558	$1,341
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(783)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	70
Less: net loss attributable to noncontrolling interest	—	—	—	82

Pre-tax operating earnings (loss)	$323	$222	$238	$(73)

Assets as of year end	$68,805	$29,904	$27,183	$7,553	$133,445

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

45

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Notes to December 31, 2014, 2013 and 2012 Consolidated Financial Statements

(in millions)	Individual Products and Solutions- Annuity	Retirement Plans	Individual Products and Solutions- Life and NBSG	Corporate and Other	Total
December 31, 2012
Revenues:
Policy charges	$899	$94	$677	$—	$1,670
Premiums	334	—	274	27	635
Net investment income	551	736	534	4	1,825
Non-operating net realized investment gains, including of other-than-temporary impairment losses[1]	—	—	—	427	427
Other revenues[2]	(124)	—	—	23	(101)

Total revenues	$1,660	$830	$1,485	$481	$4,456
Benefits and expenses:
Interest credited to policyholder accounts	$375	$457	$199	$7	$1,038
Benefits and claims	613	—	588	26	1,227
Amortization of DAC	185	14	150	226	575
Other expenses, net of deferrals	266	164	307	180	917

Total benefits and expenses	$1,439	$635	$1,244	$439	$3,757

Income before federal income taxes and noncontrolling interests	$221	$195	$241	$42	$699
Less: non-operating net realized investment gains, including other-than-temporary impairment losses[1]	—	—	—	(427)
Less: adjustment to amortization of DAC and other related expenses related to net realized investment gains and losses	—	—	—	243
Less: net loss attributable to noncontrolling interest	—	—	—	61

Pre-tax operating earnings (loss)	$221	$195	$241	$(81)

Assets as of year end	$58,707	$27,842	$25,301	$8,320	$120,170

1	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
2	Includes operating items discussed above.

46

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I        Consolidated Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2014 (in millions)

Column A	Column B	Column C	Column D
Type of investment	Cost	Fair value	Amount at which shown in the consolidated balance sheet
Fixed maturity securities, available-for-sale:
Bonds:
U.S. government and agencies	$448	$527	$527
Obligations of states, political subdivisions and foreign governments	1,966	2,285	2,285
Public utilities	2,969	3,228	3,228
All other corporate, mortgage-backed and asset-backed securities	27,815	29,378	29,378

Total fixed maturity securities, available-for-sale	$33,198	$35,418	$35,418
Equity securities, available-for-sale:
Common stocks:
Industrial, miscellaneous and all other	$6	$16	$16
Nonredeemable preferred stocks	—	5	5

Total equity securities, available-for-sale	$6	$21	$21
Trading assets	20	21	21
Mortgage loans, net of allowance	7,296		7,270	[1]
Policy loans	992		992
Other investments	780		780
Short-term investments	935		935

Total investments	$43,227		$45,437

1	Difference from Column B primarily is attributable to valuation allowances due to impairments on mortgage loans (see Note 6 to the audited consolidated financial statements).

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

47

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III        Supplementary Insurance Information

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs	Future policy benefits, losses, claims and loss expenses	Unearned premiums[1]	Other policy claims and benefits payable[1]	Premium revenue
2014
IPS - Annuity	$2,495	$12,619			$518
Retirement Plans	216	14,905			—
IPS - Life and NBSG	1,717	10,763			284
Corporate and Other	(365)	2,443			29

Total	$4,063	$40,730			$831

2013
IPS - Annuity	$2,214	$10,985			$416
Retirement Plans	179	14,313			—
IPS - Life and NBSG	1,557	10,068			282
Corporate and Other	(172)	1,399			26

Total	$3,778	$36,765			$724

2012
IPS - Annuity	$2,110	$12,214			$334
Retirement Plans	168	13,628			—
IPS - Life and NBSG	1,442	9,564			301
Corporate and Other	(471)	748			—

Total	$3,249	$36,154			$635

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income[2]	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs	Other operating expenses[2]	Premiums written
2014
IPS - Annuity	$546	$1,198	$120	$300
Retirement Plans	750	482	(28)	153
IPS - Life and NBSG	565	875	122	348
Corporate and Other	39	43	(7)	254

Total	$1,900	$2,598	$207	$1,055

2013
IPS - Annuity	$546	$1,071	$185	$295
Retirement Plans	743	473	(2)	151
IPS - Life and NBSG	544	849	125	347
Corporate and Other	16	28	66	188

Total	$1,849	$2,421	$374	$981

2012
IPS - Annuity	$551	$988	$185	$266
Retirement Plans	736	457	14	164
IPS - Life and NBSG	536	787	150	307
Corporate and Other	2	33	226	180

Total	$1,825	$2,265	$575	$917

1	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
2	Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates, and reported segment operating results would change if different methods were applied.

48

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV        Reinsurance

As of December 31, 2014, 2013 and 2012 and for each of the years then ended (in millions)

Column A	Column B	Column C	Column D	Column E	Column F
	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014
Life, accident and health insurance in force	$241,936	$(59,588)	$5	$182,353	—
Premiums:
Life insurance[1]	$888	$(57)	$—	$831	—
Accident and health insurance	290	(290)	—	—	—

Total	$1,178	$(347)	$—	$831	—

2013
Life, accident and health insurance in force	$228,095	$(58,310)	$6	$169,791	—
Premiums:
Life insurance[1]	$783	$(59)	$—	$724	—
Accident and health insurance	232	(232)	—	—	—

Total	$1,015	$(291)	$—	$724	—

2012
Life, accident and health insurance in force	$216,002	$(59,895)	$5	$156,112	—
Premiums:
Life insurance[1]	$701	$(66)	$—	$635	—
Accident and health insurance	189	(189)	—	—	—

Total	$890	$(255)	$—	$635	—

1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

49

NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(a wholly-owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V        Valuation and Qualifying Accounts

Years ended December 31, 2014, 2013 and 2012 (in millions)

Column A	Column B	Column C		Column D	Column E
Description	Balance at beginning of period	Charged to costs and expenses	Charged to other accounts	Deductions[1]	Balance at end of period
2014
Valuation allowances - mortgage loans	$35	$(8)	$—	$1	$26

2013
Valuation allowances - mortgage loans	$44	$(4)	$—	$5	$35

2012
Valuation allowances - mortgage loans	$60	$1	$—	$17	$44

1	Amounts generally represent payoffs, sales and recoveries.

See accompanying notes to consolidated financial statements and report of independent registered public accounting firm.

50

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements
Nationwide Variable Account-4:
Report of Independent Registered Public Accounting Firm.
Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2014.
Statement of Operations for the year ended December 31, 2014.
Statements of Changes in Contract Owners Equity for the years ended December 31, 2014 and 2013.
Notes to Financial Statements.
Nationwide Life Insurance Company and subsidiaries:
Report of Independent Registered Public Accounting Firm.
Consolidated Statements of Operations for the years ended December 31, 2014, 2013 and 2012.
Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012.
Consolidated Balance Sheets as of December 31, 2014 and 2013.
Consolidated Statements of Changes in Equity as of December 31, 2014, 2013 and 2012.
Consolidated Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.
Notes to Consolidated Financial Statements.
Financial Statement Schedules.
(b)	Exhibits
(1)	Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed with Pre-Effective Amendment No. 4 on September 7, 2007 (File No. 333-135650) as Exhibit 24 and hereby incorporated by reference.
(2)	Not Applicable.
(3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter - Filed with Post-Effective Amendment No. 16 on April 30, 2007 (File No. 333-103093) as Exhibit 3 and hereby incorporated by reference.
(4)	The form of the variable annuity contract - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 4 and hereby incorporated by reference.
(5)	Variable Annuity Application - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 5 and hereby incorporated by reference.
(6)	Depositor's Certificate of Incorporation and By-Laws.
(a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
(b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
(c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
(7)	Not Applicable.
(8)	Form of Participation Agreements -
The following Fund Participation Agreements were previously filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under Exhibit 26(h), and are hereby incorporated by reference.

(1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003, under document "aimfpa99h1.htm".
(2)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, under document "nwfpa99h12a.htm".
(3)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company, dated May 1, 2007, under document "nwfpa99h12b.htm".
(4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., dated September 15, 2004, as amended, under document "amcentfpa99h2.htm".
(5)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000, as "drewfusfpa99h3.htm".
(6)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, dated May 1, 1988, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V, under document "fidifpa99h5.htm".
(7)	Amended and Restated Fund Participation with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., dated May 1, 2003, as amended, under document "frankfpa99h8.htm".
(8)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc., dated April 13, 2007, under document "oppenfpa99h14.htm".
(9)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., dated February 1, 2002, as amended, under document "univfpa99h16.htm".
(10)	Fund Participation Agreement with Neuberger Berman Management Inc., dated January 1, 2006, under document "neuberfpa99h13.htm".
The following Fund Participation Agreements were previously filed on September 27, 2007 with pre-effective amendment number 3 of registration statement (333-137202) under Exhibit 26(h), and are hereby incorporated by reference.
(11)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc., dated June 1, 2003, under document "alliancebernsteinfpa.htm".
(12)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company, dated July 20, 2005, under document "americanfundsfpa.htm".
(13)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), dated April 13, 2004, as amended, under document "blackrockfpa.htm".
(14)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc., dated December 1, 2000, under document "waddellreedfpa.htm".
(15)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September 1999, under document "leggmasonfpa.htm".
(16)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, dated March 28, 2002, as amended, under document "pimcofpa.htm".
(17)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., dated September 27, 2002, as amended, under document "pioneerfpa.htm".
(18)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, dated September 1, 1989, as amended, under document "vaneckfpa.htm".
The following Fund Participation Agreement was previously filed on April 18, 2008 with post-effective amendment number 20 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(19)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc., dated September 10, 2001 under document "rydexfundpartagreement.htm".

The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 21 of registration statement (033-60063) under Exhibit 24(b), and is hereby incorporated by reference.
(20)	Participation Agreement with Credit Suisse Asset Management, LLC, and Provident Distributors, Inc., dated January 3, 2000, under document "creditsuissefpa.htm".
The following Fund Participation Agreement was previously filed on April 22, 2008 with post-effective amendment number 30 of registration statement (333-28995) under Exhibit 24(b), and is hereby incorporated by reference.
(21)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company, dated June 9, 2006, under document "sbl_fpa.htm".
The following Fund Participation Agreements were previously filed on April 12, 2011 with post-effective amendment number 43 of registration statement (333-43671) under Exhibit 26(h), and are hereby incorporated by reference.
(22)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co., dated December 22, 1998, under document "goldmansachsfpa.htm".
(23)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC, dated April 13, 2009, under document "lazardfpa.htm".
(24)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc., dated March 24, 2011, under document "eatonvancefpa.htm".
The following Fund Participation Agreement was previously filed on April 19, 2011 with post-effective amendment number 26 of registration statement (333-62692) under Exhibit 24(b), and is hereby incorporated by reference.
(25)	Fund Participation Agreement with ProFunds Distributors, Inc., dated January 10, 2010, under document "profundfpa.htm".
The following Fund Participation Agreement was previously filed on April 24, 2012 with post-effective amendment number 8 of registration statement (333-135650) under Exhibit 24(b), and is hereby incorporated by reference.
(26)	Fund Participation Agreement with Rafferty Asset Management, LLC, dated February 9, 2012 as document "direxionfpa.htm".
The following Fund Participation Agreement was previously filed on June 11, 2012 with post-effective amendment number 9 of registration statement (333-135650) under Exhibit 24(b), and is hereby incorporated by reference.
(27)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC dated February 8, 2012, as document "northernlightsfpa.htm".
The following Fund Participation Agreements were previously filed on October 15, 2013 with post-effective amendment number 12 of registration statement (333-135650) under Exhibit 24(b), and are hereby incorporated by reference.
(28)	Fund Participation Agreement with ALPS Variable Investment Trust and ALPS Portfolio Solutions Distributor, Inc., dated October 10, 2013, as document "d612202dex99826.htm".
(29)	Fund Participation Agreement with The Merger Fund VL and Westchester Capital Management, LLC, dated October 11, 2013, as document "d612202dex99827.htm".
The following Fund Participation Agreement was previously filed on April 16, 2015 with post-effective amendment number 15 to the registration statement associated with 1933 Act File No. 333-149213 under Exhibit 24(b), and is hereby incorporated by reference.
(30)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011, under document "mfsfpa.htm".
For information regarding payments Nationwide receives from underlying mutual funds, please see the "Information on Underlying Mutual Fund Payments" section of the prospectus and/or the underlying mutual fund prospectuses.
(9)	Opinion of Counsel - Filed with the Initial Registration Statement on July 7, 2006 (File No. 333-135650) as Exhibit 9 and hereby incorporated by reference.
(10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
(11)	Not Applicable.

(12)	Not Applicable.
(99)	Power of Attorney - Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	Kirt A. Walker
Executive Vice President-Chief Legal and Governance Officer	Patricia R. Hatler
Senior Vice President-President, Nationwide Growth Solutions	Terri L. Hill
Executive Vice President-Chief Marketing Officer	Matthew Jauchius
Executive Vice President-Chief Information Officer	Michael C. Keller
Executive Vice President-Chief Human Resources Officer	Gale V. King
Executive Vice President	Mark A. Pizzi
Executive Vice President and Director	Mark R. Thresher
Senior Vice President	Harry H. Hallowell
Senior Vice President and Treasurer	David LaPaul
Senior Vice President-Chief Compliance Officer	Sandra L. Rich
Senior Vice President-Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President-CIO Enterprise Applications	Michael A. Richardson
Senior Vice President-CIO NF Systems	Susan J. Gueli
Senior Vice President-NW Retirement Plans and Director	John L. Carter
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Senior Vice President-Individual Products & Solutions and Director	Eric S. Henderson
Senior Vice President-Investment Management Group	Michael S. Spangler
Senior Vice President-IT Chief Financial Officer and Chief Procurement Officer	Andrew Walker
Senior Vice President-CIO CL & Agency	Tammy Craig
Senior Vice President-Nationwide Financial	Steven C. Power
Senior Vice President-Nationwide Financial Network	Peter A. Golato
Senior Vice President-NFS Legal	Rae Ann Dankovic
Senior Vice President-NF Distribution and Sales	David L. Giertz
Senior Vice President-NI Brand Marketing	Jennifer M. Hanley
Senior Vice President-President-Nationwide Bank	J. Lynn Anderson
Director	Stephen S. Rasmussen
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware	The company is an insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Retirement Solutions, Inc. of Arizona	Arizona	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions Insurance Agency, Inc.	Massachusetts	The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio, Inc.[1]	Ohio	The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas, Inc.[1]	Texas	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a registered broker-dealer.
Nationwide Bank	Federal	This is a federally chartered savings bank supervised by the Office of the Office of the Comptroller of the Currency to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners' Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company[2]	Ohio	A stock corporation. The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Life Reo Holdings, LLC[3]	Ohio	The company is an investment holding company.
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-A2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-B2,3	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Registered Investment Advisors Services, Inc.[3]	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[3,4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2015, was 4,188 and 3,269 respectively.
Item 28. Indemnification
Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
(a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2

Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-A
Nationwide Variable Account-9	Nationwide VL Separate Account-C
Nationwide Variable Account-10	Nationwide VL Separate Account-D
Nationwide Variable Account-11	Nationwide VL Separate Account-G
Nationwide Variable Account-12	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-13	Nationwide Provident VA Separate Account A
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account 1
Nationwide VA Separate Account-A	Nationwide Provident VLI Separate Account A
Nationwide VA Separate Account-B	Nationwide VA Separate Account-D
(b)	Directors and Officers of NISC:

President	Robert O. Cline
Vice President-Chief Compliance Officer	James J. Rabenstine
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Assistant Secretary	Parag H. Shah
Associate Vice President-NFS Distribution Compliance	Valerie Hamilton
Senior Vice President-Head of Taxation	Pamela A. Biesecker
Vice President and Treasurer	John A. Reese
Assistant Treasurer	J. Morgan Elliott
Director	John L. Carter
Director	Eric S. Henderson
Director	David L. Giertz
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Timothy G. Frommeyer
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
(a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
(c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 16, 2015.
Nationwide Variable Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 16, 2015.
KIRT A. WALKER
Kirt A. Walker, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President - Individual Products & Solutions and Director
JOHN L. CARTER
John L. Carter, Senior Vice President – Nationwide Retirement Plans and Director
STEPHEN S. RASMUSSEN
Stephen S. Rasmussen, Director
By /s/ JAMIE RUFF CASTO
Jamie Ruff Casto Attorney-in-Fact